As filed with the Securities and Exchange Commission on December 22, 2000
                                                Securities Act File No. 33-91706
                                       Investment Company Act File No. 811-09040
================================================================================
                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]

                           Pre-Effective Amendment No.                       [ ]
                         Post-Effective Amendment No. 15                     [X]

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]

                                Amendment No. 16                             [X]
                        (Check appropriate box or boxes)


                          PILGRIM ADVISORY FUNDS, INC.
                 (Exact Name of Registrant Specified in Charter)

                          7337 E. Doubletree Ranch Road
                              Scottsdale, AZ 85258
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, Including Area Code: (800) 992-0180

                             James M. Hennessy, Esq.
                          ING Pilgrim Investments, Inc.
                          7337 E. Doubletree Ranch Road
                              Scottsdale, AZ 85258
                     (Name and Address of Agent for Service)

                                 With copies to:
                             Jeffrey S. Puretz, Esq.
                                     Dechert
                              1775 Eye Street, N.W.
                              Washington, DC 20006

It is proposed that this filing will become  effective  (check appropriate box):

             [ ] Immediately upon filing pursuant to paragraph (b)
             [ ] on (date) pursuant to paragraph (b)
             [ ] 60 days after filing pursuant to paragraph (a)(1)
             [X] on March 1, 2001 pursuant to paragraph (a)(1)
             [ ] 75 days after filing pursuant to paragraph (a)(2)
             [ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

             [ ] This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

================================================================================

March 1, 2001
Classes A, B, C and M

                                       INTERNATIONAL EQUITY FUNDS

                                       ING Pilgrim Worldwide Growth
                                       ING Pilgrim Global Corporate Leaders
                                       ING Pilgrim International Value
                                       ING Pilgrim International
                                       ING Pilgrim International Core Growth
                                       ING Pilgrim International SmallCap Growth
                                       ING Pilgrim Emerging Markets Value
                                       ING Pilgrim Emerging Countries
                                       ING Pilgrim Worldwide Emerging Markets
                                       ING Pilgrim Global Technology
                                       ING Pilgrim Global Communications
                                       ING Pilgrim Global Information Technology
                                       ING Pilgrim Asia-Pacific Equity
                                       ING Pilgrim SmallCap Asia Growth
                                       ING Pilgrim European Equity
                                       ING Pilgrim Troika Dialog Russia
                                       Precious Metals Funds
                                       ING Pilgrim Gold
                                       ING Pilgrim Silver
                                       International Income Fund
                                       ING Pilgrim Global Income

This prospectus contains important information about investing in the ING Pilgrim Funds. You should read it carefully before you invest, and keep it for future reference. Please note that your investment: is not a bank deposit, is not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency and is affected by market fluctuations. There is no guarantee that the Funds will achieve their objectives. As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities nor has the SEC judged whether the information in this prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

                                                                 WHAT'S INSIDE
--------------------------------------------------------------------------------
OBJECTIVE
These pages contain a description of each of our Funds included in this prospectus, including its objective, investment strategy and risks.

INVESTMENT STRATEGY

You'll also find:

RISKS

HOW THE FUND HAS PERFORMED

How the Fund has performed. A chart that shows the Fund's financial performance for the past ten years (or since inception, if shorter).

What you pay to invest. A list of the fees and expenses you pay -- both directly and indirectly -- when you invest in a Fund.

An Introduction to the ING Pilgrim Funds                               1
Funds At A Glance                                                      2

INTERNATIONAL EQUITY FUNDS
ING Pilgrim Worldwide Growth                                           6
ING Pilgrim Global Corporate Leaders                                   8
ING Pilgrim International Value                                       10
ING Pilgrim International                                             12
ING Pilgrim International Core Growth                                 14
ING Pilgrim International SmallCap Growth                             16
ING Pilgrim Emerging Markets Value                                    18
ING Pilgrim Emerging Countries                                        20
ING Pilgrim Worldwide Emerging Markets                                22
ING Pilgrim Global Technology                                         24
ING Pilgrim Global Communications                                     26
ING Pilgrim Global Information Technology                             28
ING Pilgrim Asia-Pacific Equity                                       30
ING Pilgrim SmallCap Asia Growth                                      32
ING Pilgrim European Equity                                           34
ING Pilgrim Troika Dialog Russia                                      36

PRECIOUS METALS FUNDS
ING Pilgrim Gold                                                      38
ING Pilgrim Silver                                                    40

INTERNATIONAL INCOME FUND
ING Pilgrim Global Income                                             42

What You Pay to Invest                                                44
Shareholder Guide                                                     48
Management of the Funds                                               55
Dividends, Distributions and Taxes                                    59
More Information About Risks                                          60
Financial Highlights                                                  64
Where To Go For More Information                              Back cover

                                           INTRODUCTION TO THE ING PILGRIM FUNDS
--------------------------------------------------------------------------------
Risk is the potential that your investment will lose money or not earn as much as you hope. All mutual funds have varying degrees of risk, depending on the securities they invest in. Please read this prospectus carefully to be sure you understand the principal risks and strategies associated with each of our Funds. You should consult the Statement of Additional Information (SAI) for a complete list of the risks and strategies.

If you have any questions about the ING Pilgrim Funds, please call your financial consultant or us at 1-800-992-0180.


This prospectus is designed to help you make informed decisions about your investments.

INTERNATIONAL EQUITY FUNDS

     ING Pilgrim offers International Equity Funds that emphasize a growth approach to international investing, as well as International Equity Funds that apply the technique of "value investing". These Funds focus on long-term growth by investing primarily in foreign equities.

     They may suit you if you:
     *    are investing for the long-term -- at least several years
     *    are looking for exposure to international markets
     *    are willing to accept higher risk in exchange for long-term growth.

PRECIOUS METALS FUNDS

     ING Pilgrim's Precious Metals Funds seek long-term growth.

     They may suit you if you:
     *    are investing for the long-term -- at least several years
     *    are looking for exposure to international markets and precious metals
     *    are willing to accept higher risk in exchange for long-term growth.

INTERNATIONAL INCOME FUND

     ING Pilgrim's Global Income Fund seeks high current income.

     It may suit you if you:
     *    want a regular stream of income
     *    want greater growth potential than a money market fund
     *    are willing to accept more risk than a money market fund.

                          If you have any questions, please call 1-800-992-0180.

Funds At A Glance

This table is a summary of the objectives, main investments and risks of each ING Pilgrim Fund. It is designed to help you understand the differences between the Funds, the main risks associated with each, and how risk and investment objectives relate. This table is only a summary. You should read the complete descriptions of each Fund's investment objectives, strategies and risks, which begin on page 6.

                   FUND                                                  INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------
   International   Worldwide Growth Fund                                 Long-term capital appreciation
   Equity Funds    Adviser: ING Pilgrim Investments, Inc.

                   Global Corporate Leaders Fund                         Long-term growth of capital
                   Adviser: ING Pilgrim Investments, Inc.

                   International Value Fund                              Long-term capital appreciation
                   Adviser: ING Pilgrim Investments, Inc.
                   Sub-Adviser: Brandes
                   Investment Partners, L.P.

                   International Fund                                    Long-term growth of capital
                   Adviser: ING Pilgrim Investments, Inc.

                   International Core Growth Fund                        Long-term capital appreciation
                   Adviser: ING Pilgrim Investments, Inc.

                   International SmallCap Growth Fund                    Long-term capital appreciation
                   Adviser: ING Pilgrim Investments, Inc.
                   Sub-Adviser: Nicholas-Applegate Capital Mgt.

                   Emerging Markets Value Fund                           Long-term capital appreciation
                   Adviser: ING Pilgrim Investments, Inc.
                   Sub-Adviser: Brandes Investment
                   Partners, L.P.

                   Emerging Countries Fund                               Long-term capital appreciation
                   Adviser: ING Pilgrim Investments, Inc.

                   Worldwide Emerging Markets Fund                       Long-term growth of capital
                   Adviser: ING Pilgrim Investments, Inc.

                   Global Technology Fund                                Long-term growth of capital
                   Adviser: ING Pilgrim Investments, Inc.

                   ING Global Communications Fund                        Long-term capital appreciation
                   Adviser: ING Mutual Funds Management Co. LLC
                   Sub-Adviser: ING Investment Management Advisors B.V.

                   ING Global Information Technology Fund                Long-term capital appreciation
                   Adviser: ING Mutual Funds Management Co. LLC
                   Sub-Adviser: ING Investment Management Advisors B.V.

                   Asia-Pacific Equity Fund                              Long-term capital appreciation
                   Adviser: ING Pilgrim Investments, Inc.

2

MAIN INVESTMENTS                             MAIN RISKS
--------------------------------------------------------------------------------
Equity securities of companies               Price volatility and other risks
located in countries around the              that accompany an investment in
world, which may include the U.S.,           growth-oriented foreign equities.
believed to have growth potential.           Sensitive to currency exchange
                                             rates, international political and
                                             economic conditions and other risks
                                             that affect foreign securities.

Equity securities and equity                 Price volatility and other risks
equivalents of foreign and U.S.              that accompany an investment in
companies.                                   [growth-oriented] foreign equities.
                                             Sensitive to currency exchange
                                             rates, international political and
                                             economic conditions and other risks
                                             that affect foreign securities.

Equity securities of issuers                 Price volatility and other risks
located in countries outside the             that accompany an investment in
U.S., believed to have prices below          foreign equities. Sensitive to
their long-term value.                       currency exchange rates,
                                             international political and
                                             economic conditions and other risks
                                             that affect foreign securities.

Equity securities and equity                 Price volatility and other risks
equivalents of companies outside of          that accompany an investment in
the U.S.                                     [growth-oriented] foreign equities.
                                             Sensitive to currency exchange
                                             rates, international political and
                                             economic conditions and other risks
                                             that affect foreign securities.

Equity securities of larger                  Price volatility and other risks
companies in countries around the            that accompany an investment in
world, which may include the U.S.,           growth-oriented foreign equities.
believed to have growth potential.           Sensitive to currency exchange
                                             rates, international political and
                                             economic conditions and other risks
                                             that affect foreign securities.

Equity securities of small-sized             Price volatility, liquidity and
companies in countries around the            other risks that accompany an
world, which may include the U.S.,           investment in equity securities of
believed to have growth potential.           foreign, small-sized companies.
                                             Sensitive to currency exchange
                                             rates, international political and
                                             economic conditions and other risks
                                             that affect foreign securities.

Equity securities of issuers                 Price volatility, liquidity and
located in countries with emerging           other risks that accompany an
securities markets believed to have          investment in equities from
prices below their long-term value.          emerging countries. Sensitive to
                                             currency exchange rates,
                                             international political and
                                             economic conditions and other risks
                                             that affect foreign securities.

Equity securities of issuers                 Price volatility, liquidity and
located in countries with emerging           other risks that accompany an
securities markets believed to have          investment in equities from
growth potential.                            emerging countries. Sensitive to
                                             currency exchange rates,
                                             international political and
                                             economic conditions and other risks
                                             that affect foreign securities.

Equity securities and equity                 Price volatility, liquidity and
equivalents of emerging market               other risks that accompany an
companies.                                   investment in equities from
                                             emerging countries. Sensitive to
                                             currency exchange rates,
                                             international political and
                                             economic conditions and other risks
                                             that affect foreign securities.

Equity securities or equity                  Price volatility due to
equivalents of technology or                 non-diversification and
information infrastructure related           concentration in stocks in the
companies.                                   technology sector. May be sensitive
                                             to currency exchange rates,
                                             international, political and
                                             economic conditions and other risks
                                             that affect foreign securities.

Equity securities of communications          Price volatility and risks related
companies located throughout the             to investments in equity
world, including the United States.          securities. Sensitive to currency
                                             exchange rates, international,
                                             political and economic conditions
                                             and other risks that affect foreign
                                             securities. Products and services
                                             of companies engaged in the
                                             communications sector are subject
                                             to relatively high risks of rapid
                                             obsolescence caused by scientific
                                             and technological advances.

Equity securities of information             Price volatility and risks related
technology companies located                 to investments in equity
throughout the world, including the          securities. Products and services
United States.                               of companies engaged in the
                                             information technology sector are
                                             subject to relatively high risks of
                                             rapid obsolescence caused by
                                             scientific and technological
                                             advances.

Equity securities of companies               Price volatility and other risks
based in the Asia-Pacific region,            that accompany an investment in
excluding Australia and Japan.               foreign equities and in securities
                                             of issuers in a single region.
                                             Sensitive to currency exchange
                                             rates, international political and
                                             economic conditions and other risks
                                             that affect foreign securities.

Funds At A Glance

FUND                INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
International      SmallCap Asia Growth Fund                             Long-term capital appreciation
Equity Funds       Adviser: ING Pilgrim Investments, Inc.

                   ING European Equity Fund                              Long-term capital appreciation
                   Advisor: ING Mutual Funds Management Co. LLC
                   Sub-Adviser: ING Investment Management Advisors B.V.

                   Troika Dialog Russia Fund                             Long-term capital appreciation
                   Adviser: ING Pilgrim Investments, Inc.

Precious Metals    Gold Fund                                             Capital appreciation and a hedge against the loss of
Funds              Adviser: ING Pilgrim Investments, Inc.                buying power of the U.S. Dollar

                   Silver Fund                                           Maximum total return from long-term growth of capital
                   Adviser: ING Pilgrim Investments, Inc.                and income

International      Global Income Fund                                    High current income, with capital appreciation as a
Income Fund        Adviser: ING Pilgrim Investments, Inc.                secondary objective

4

 MAIN INVESTMENTS                            MAIN RISKS
--------------------------------------------------------------------------------
Equity securities and equity                 Price volatility, liquidity and
equivalents of companies in the              other risks that accompany an
Asia region having market                    investment in equity securities of
capitalizations of less than $1              issuers in a single region.
billion.                                     Sensitive to currency exchange
                                             rates, international political and
                                             economic conditions and other risks
                                             that affect foreign securities.

Equity securities of issuers which           Price volatility and risks related
are principally traded in the                to investments in equity
European capital markets, or that            securities. Sensitive to currency
derive a majority of their total             exchange rates, international,
revenues from either goods produced          political and economic conditions
or services rendered within Europe,          and other risks that affect foreign
or that are organized under the              securities of companies in a single
laws of and have a principal office          region.
in a European country.

Equity securities of Russian                 Risk due to extremely volatile and
companies.                                   often illiquid nature of the
                                             Russian securities markets, and
                                             volatility due to
                                             non-diversification of investments.
                                             Particularly sensitive to Russian
                                             political and economic conditions,
                                             currency exchange rates, and other
                                             risks that affect funds investing
                                             in securities of a single country.
                                             Potential for expropri- ation,
                                             dilution, devaluation, default or
                                             excessive taxation by the Russian
                                             government.

Gold and securities of companies             Price volatility due to
engaged in mining or processing              non-diversification and
gold throughout the world.                   concentration in the gold/precious
                                             metals industry. The market for
                                             gold and other precious metals is
                                             widely unregulated and is located
                                             in foreign countries that have the
                                             potential for instability. Precious
                                             metals earn no income, have higher
                                             transaction/storage costs, and
                                             realize gain only with an increase
                                             in market price.

Securities of companies which are            Price volatility due to
engaged in the exploration, mining,          non-diversification and
processing, fabrication or                   concentration in stocks in the
distribution of silver and in                silver industry. The market for
silver bullion.                              silver is limited and widely
                                             unregulated and is located in
                                             foreign countries that have the
                                             potential for instability. Precious
                                             metals earn no income, have higher
                                             transaction/storage costs, and
                                             realize gain only with an increase
                                             in market price.

Foreign and domestic high yield,             Credit, liquidity, interest rate
lower rated or unrated debt                  and other risks that accompany an
securities.                                  investment in lower-quality debt
                                             securities. Particularly sensitive
                                             to credit risk during economic
                                             downturns. May also present price
                                             volatility from foreign securities.
                                             May be sensitive to currency
                                             exchange rates, international
                                             political and economic conditions,
                                             and other risks.

International
Equity Funds
-------------
                                                               Adviser
                                                               ING Pilgrim
ING PILGRIM WORLDWIDE GROWTH FUND                              Investments, Inc.
--------------------------------------------------------------------------------

OBJECTIVE
The Fund seeks maximum long-term capital appreciation.

INVESTMENT STRATEGY
Under normal conditions, the Fund invests at least 65% of its net assets in equity securities of issuers located in at least three countries, one of which may be the U.S. The Fund generally invests at least 75% of its total assets in common and preferred stocks, warrants and convertible securities. The Fund may invest in companies located in countries with emerging securities markets when the portfolio managers believe they present attractive investment opportunities.

International Component. The portfolio managers primarily use a "bottom-up" fundamental analysis to identify stocks which they believe offer good value relative to their peers in the same industry, sector or region. The portfolio managers will invest at least 65% of the Fund in assets of companies which, based upon a fundamental analysis of a company's earning prospects, they believe will experience faster earnings per share growth than that of other companies located in one or more of the same market, sector, or industry. In conducting its fundamental analysis, the portfolio managers focus on various factors, including valuation of the companies, potential catalysts to stock price appreciation, quality of management, and financial measures, especially cash flow and the cash flow return on capital. They also use a "top-down" analysis to identify important themes or issues which may affect the investment environment in certain regions or sectors and to estimate regional market risks.

U.S. Component. The Fund normally invests in equity securities of large U.S. companies that the portfolio managers feel have above-average prospects for growth. The Fund considers a company to be large if its market capitalization corresponds at the time of purchase to the upper 90% of the S&P 500 Index. As of December 31, 2000 this meant market capitalizations in the range of $ billion to $ billion. Capitalization of companies in the S&P 500 Index will change with market conditions.

The portfolio managers emphasize a growth approach by searching for companies that they believe are managing change advantageously and may be poised to exceed growth expections. The portfolio managers focus on both a "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies and a "top-down" thematic approach and a sell discipline. The portfolio managers seek to identify themes that reflect the major social, economic and technological trends that they believe are likely to shape the future of business and commerce over the next three to five years, and seek to provide a framework for identifying the industries and companies they believe may benefit most. This "top-down" approach is combined with rigorous fundamental research (a "bottom-up" approach) to guide stock selection and portfolio structure.

From time to time, the Adviser reviews the allocation between U.S. stocks and non-U.S. stocks in the portfolio, and may rebalance the portfolio using factors that the Adviser deems appropriate.

The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.
--------------------------------------------------------------------------------
RISKS

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potenial for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the Adviser believes have the potential for rapid growth, which may give the Fund a higher risk of price volatility than a Fund that emphasizes other styles, such as a value-oriented style. The Fund may also invest in small and medium-sized companies, which may be more susceptible to greater price swings than larger companies because they may have fewer financial resources, more limited product and market diversification and many may be dependent on a few key managers.

Market Trends -- from time to time, the stock market may not favor the growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks, or may not favor equities at all.

Risks of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Fund invests in emerging markets countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

Inability to Sell Securities -- securities of foreign companies may trade in lower volume and may be less liquid than securities of U.S. companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Securities Lending -- There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

6         ING Pilgrim Worldwide Growth Fund

                                              ING PILGRIM WORLDWIDE GROWTH FUND
--------------------------------------------------------------------------------
HOW THE FUND HAS PERFORMED
The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by Year Total Returns (%)(1)(2)

                    1991
                    1992
                    1993
                    1994      2.45
                    1995     14.74
                    1996     17.92
                    1997     17.28
                    1998     37.34
                    1999     83.52
                    2000

Best and worst quarterly performance during this period:

   quarter     :     %
   quarter     :     %

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- The Morgan Stanley Capital International World Index (MSCI World Index).


Average Annual Total Returns

                                                                          MSCI
                                                                         World
                              Class A(3)    Class B(4)    Class C(5)   Index(6)
--------------------------------------------------------------------------------
 One year, ended
 December 31, 2000     %

 Five years, ended
 December 31, 2000     %

 Since inception of
 Classes A and C(7)    %                        N/A

 Since inception
 of Class B(7)         %         N/A                           N/A

--------------------------------------------------------------------------------
(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.

(2) ING Pilgrim Investments, Inc. has been the Fund's investment adviser since May 24, 1999; however, prior to October 1, 2000, the Fund was advised by a sub-adviser.

(3)  Reflects deduction of sales charge of 5.75%.

(4) Reflects deduction of deferred sales charge of 5% and 1%, respectively, for 1 year and since inception returns.

(5)  Reflects deduction of a deferred sales charge of 1% for the 1 year return.

(6) The MSCI World Index is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

(7) Classes A and C commenced operations on April 19, 1993. Class B commenced operations on May 31, 1995.

                          If you have any questions, please call 1-800-992-0180.

                                      ING Pilgrim Worldwide Growth Fund        7

International
Equity Funds
                                                               Adviser
                                                               ING Pilgrim
ING PILGRIM GLOBAL CORPORATE LEADERS FUND                      Investments, Inc.
--------------------------------------------------------------------------------

OBJECTIVE

The Fund's investment objective is to seek long-term growth of capital through investment in equity securities and equity equivalents of foreign and U.S. companies.

INVESTMENT STRATEGY
The Fund normally invests at least 65% of its total assets in a diversified portfolio of blue chip securities (including common and preferred stock, warrants and convertible securities) that the portfolio managers believe represents "corporate leaders" in their respective industries. The portfolio managers consider whether these companies have a sustainable competitive edge.

The Fund may invest in the securities of companies and governments of the following regions:

*    Asia Region (including Japan);

*    Europe;

*    Latin America;

*    Africa;

*    North America (including U.S. and Canada); and

*    Other areas and countries as the Adviser may decide from time to time.

The Fund will normally invest in at least three different countries. The Fund intends to select the countries, currencies and companies that provide the greatest potential for long-term growth.

The Fund may invest 35% of its total assets in:

* securities of smaller capitalization companies;

* debt securities; and

* other investments.

PENDING MERGER -- Subject to shareholder approval, the Fund's Board of Directors has approved the reorganization of the Fund into ING Pilgrim Worldwide Growth Fund. You could therefore ultimately hold shares of that Fund.
--------------------------------------------------------------------------------
RISKS
You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies. The Fund also may invest in small and medium-sized companies, which may be more susceptible to price swings because they have fewer financial resources, more limited product and market diversification, and many are dependent on a few key managers.

Market Trends -- from time to time, the stock market may not favor the large company value securities in which the Fund invests. Rather, the market could favor growth-oriented stocks or small company stocks, or may not favor equities at all.

Inability to Sell Securities -- securities of smaller companies trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Risks of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Fund invests in emerging markets countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

Debt securities -- the value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities.

8         ING Pilgrim Global Corporate Leaders Fund

                                      ING PILGRIM GLOBAL CORPORATE LEADERS FUND
--------------------------------------------------------------------------------
HOW THE FUND HAS PERFORMED
The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by Year Total Returns (%)(1)(2)

                    1991     15.55
                    1992     -3.55
                    1993     31.88
                    1994      1.84
                    1995     10.69
                    1996     16.43
                    1997      6.90
                    1998     19.06
                    1999     39.06
                    2000

Best and worst quarterly performance during this period:

   quarter     :     %

   quarter     :     %

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- The Morgan Stanley Capital International World Index (MSCI World Index).

Average Annual Total Returns

                                               MSCI
                                              World
                              Class A(3)     Index(4)
                             ------------   ---------
 One year, ended
 December 31, 2000     %

 Five years, ended
 December 31, 2000     %

 Ten years, ended
 December 31, 2000     %

--------------------------------------------------------------------------------
(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.

(2) Prior to July 26, 2000, Lexington Management Corporation served as the adviser to the Fund and the Fund's shares were sold on a no-load basis. Effective July 31, 2000, the Fund's outstanding shares were classified as "Class A" shares.

(3)  Reflects deduction of sales charge of 5.75%.

(4) The MSCI World Index is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand, and the Far East.

                          If you have any questions, please call 1-800-992-0180.

                              ING Pilgrim Global Corporate Leaders Fund        9

International Equity Funds
                                                              Adviser
                                                              ING Pilgrim
                                                              Investments, Inc.
                                                              Sub-Adviser
                                                              Brandes Investment
                                                              Partners, L.P.
ING PILGRIM INTERNATIONAL VALUE FUND
--------------------------------------------------------------------------------

OBJECTIVE

The Fund seeks long-term capital appreciation.

INVESTMENT STRATEGY
The Fund invests primarily in foreign companies with market capitalizations greater than $1 billion, but it may hold up to 25% of its assets in companies with smaller market capitalizations.

The portfolio managers apply the technique of "value investing" by seeking stocks that their research indicates are priced below their long-term value.

The Fund holds common stocks, preferred stocks, American, European and Global depository receipts, as well as convertible securities.

Under normal circumstances, the Fund will invest at least 65% of its total assets in securities of companies located in at least three countries other than the U.S. The Fund may invest up to the greater of:

*    20% of its assets in any one country or industry, or,

* 150% of the weighting of the country or industry in the Morgan Stanley Capital International Europe, Australia and Far East (MSCI EAFE) Index, as long as the Fund meets any industry concentration or diversification requirements under the Investment Company Act.
--------------------------------------------------------------------------------
RISKS
You could lose money on an investment in the Fund. The Fund's investments may be affected by the following additional risks:

Risks of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Fund invests in emerging market countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies. However, the Fund may also invest in small and medium-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

Market Trends -- from time to time, the stock market may not favor the value-oriented stocks in which the Fund invests. Rather, the market could favor growth-oriented stocks, or may not favor equities at all.

Inability to Sell Securities -- securities of smaller companies and some foreign companies may trade in lower volume and may be less liquid than securities of larger, more established companies or U.S. companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

10        ING Pilgrim International Value Fund

                                           ING PILGRIM INTERNATIONAL VALUE FUND
--------------------------------------------------------------------------------
HOW THE FUND HAS PERFORMED
The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by Year Total Return (%)(1)

                    1991
                    1992
                    1993
                    1994
                    1995
                    1996     15.23
                    1997     17.86
                    1998     13.46
                    1999     51.49
                    2000

Best and worst quarterly performance during this period:

   quarter     :     %

   quarter     :     %

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- The Morgan Stanley Capital International Europe, Australia and Far East Index (MSCI EAFE Index).

Average Annual Total Returns
                                                                           MSCI
                                                                           EAFE
                           Class A(2)     Class B(3)     Class C(4)     Index(5)
--------------------------------------------------------------------------------
 One year, ended
 December 31, 2000      %

 Five years ended
 December 31, 2000      %                     N/A

 Since inception of
 Classes A and C(6)     %                     N/A

 Since inception
 of Class B(6)          %      N/A                           N/A

--------------------------------------------------------------------------------
(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.

(2)  Reflects deduction of sales charge of 5.75%

(3) Reflects deduction of deferred sales charge of 5% and 3%, respectively, for 1 year and since inception returns.

(4)  Reflects deduction of a deferred sales charge of 1% for the 1 year return.

(5) The MSCI EAFE Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australia and the Far East.

(6) Classes A and C commenced operations on March 6, 1995. Class B commenced operations on April 18, 1997.

                          If you have any questions, please call 1-800-992-0180.

                                 ING Pilgrim International Value Fund         11

International Equity Funds
                                                               Adviser
                                                               ING Pilgrim
                                                               Investments, Inc.
ING PILGRIM INTERNATIONAL FUND
--------------------------------------------------------------------------------

OBJECTIVE
The Fund's investment objective is to seek long-term growth of capital through investment in equity securities and equity equivalents of companies outside of the U.S.

INVESTMENT STRATEGY
Under normal conditions, the Fund invests at least 65% of its net assets in equity securities of issuers located in countries outside of the U.S. The Fund generally invests at least 75% of its total assets in common and preferred stocks, warrants and convertible securities. The Fund may invest in companies located in countries with emerging securities markets when the portfolio managers believe they present attractive investment opportunities. The Fund also may invest up to 35% of its assets in securities of U.S. issuers, including investment-grade debt securities.

The portfolio managers primarily use "bottom-up" fundamental analysis to identify stocks which they believe offer good value relative to their peers in the same industry, sector or region. They also use "top-down" analysis to identify important themes or issues which may affect the investment environment in certain regions or sectors and to estimate regional market risks. In conducting its fundamental analysis, the portfolio managers focus on various factors, including valuation of the companies, catalysts to stock price appreciation, quality of management and financial measures, especially cash flow and the cash flow return on capital.

--------------------------------------------------------------------------------
RISKS
You could lose money on an investment in the Fund. The Fund's investments may be affected by the following additional risks:

Risks of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Fund invests in emerging market countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

The Fund invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies. However, the Fund may also invest in small and medium-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

Market Trends -- from time to time, the stock market may not favor the securities in which the Fund invests.

Debt securities -- the value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities.

Inability to Sell Securities -- securities of smaller and foreign companies trade in lower volume and may be less liquid than securities of larger U.S. companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

12        ING Pilgrim International Fund

                                                 ING PILGRIM INTERNATIONAL FUND
--------------------------------------------------------------------------------
HOW THE FUND HAS PERFORMED
The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by Year Total Returns (%)(1)(2)

                    1991
                    1992
                    1993
                    1994      5.87
                    1995      5.77
                    1996     13.57
                    1997      1.61
                    1998     19.02
                    1999     47.58
                    2000

Best and worst quarterly performance during this period:

   quarter     :     %

   quarter     :     %

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- The Morgan Stanley Capital International Europe, Australia and Far East Index (MSCI EAFE Index).

Average Annual Total Returns
                                                  MSCI
                                                  EAFE
                              Class A(3)(4)     Index(5)
--------------------------------------------------------------------------------
 One year, ended
 December 31, 2000     %

 Five years, ended
 December 31, 2000     %

 Since inception of
 Class A(6)            %

--------------------------------------------------------------------------------
(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.

(2) Prior to July 26, 2000, Lexington Management Corporation served as the adviser to the Fund and the Fund's shares were sold on a no-load basis. Effective July 31, 2000, the Fund's outstanding shares were classified as "Class A" shares.

(3) This table shows the performance of the Class A shares of the Fund. Class B and Class C shares of the Fund did not have a full year's performance during the period ended December 31, 2000.

(4)  Reflects deduction of sales charge of 5.75%.

(5) The MSCI EAFE Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australia, and the Far East.

(6)  Class A commenced operations on January 3, 1994.

                          If you have any questions, please call 1-800-992-0180.

                                        ING Pilgrim International Fund        13

International Equity Funds
                                                               Adviser
                                                               ING Pilgrim
                                                               Investments, Inc.
ING PILGRIM INTERNATIONAL CORE GROWTH FUND
--------------------------------------------------------------------------------

OBJECTIVE
The Fund seeks maximum long-term capital appreciation.

INVESTMENT STRATEGY
Under normal conditions, the Fund invests at least 65% of its net assets in equity securities of issuers located in countries outside the U.S. The Fund generally invests at least 75% of its total assets in common and preferred stocks, warrants and convertible securities. The Fund may invest in companies located in countries with emerging securities markets when the portfolio managers believe they present attractive investment opportunities. The Fund may also invest up to 35% of its assets in securities of U.S. issuers, including investment-grade debt securities.

In pursuing the Fund's investment strategy, the portfolio managers primarily use a "bottom-up" fundamental analysis to identify stocks which they believe offer good value relative to their peers in the same industry, sector or region. The portfolio managers will invest 65% of the Fund in asset of companies which, based upon a fundamental analysis of a company's earnings prospects, they believe will experience faster earnings per share growth than that of other companies located in one or more of the same market, sector, or industry. In conducting its fundamental analysis, the portfolio managers focus on various factors, including valuation of the companies, potential catalysts to stock price appreciation, quality of management and financial measures, especially cash flow and the cash flow return on capital. They also use a "top-down" analysis to identify important themes or issues which may affect the investment environment in certain regions or sectors and to estimate regional market risks.

The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.

--------------------------------------------------------------------------------
RISKS
You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the Adviser believes have the potential for rapid growth, which may give the Fund a higher risk of price volatility than a Fund that emphasizes other styles, such as a value-oriented style. The Fund invests in large companies, which sometimes have more stable prices than smaller companies.

Market Trends -- from time to time, the stock market may not favor the growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks or smaller company stocks, or may not favor equities at all.

Risks of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Fund invests in emerging market countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

Securities Lending -- There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

14        ING Pilgrim International Core Growth Fund

                                     ING PILGRIM INTERNATIONAL CORE GROWTH FUND
--------------------------------------------------------------------------------
HOW THE FUND HAS PERFORMED
The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by Year Total Returns (%)(1)(2)

                    1991
                    1992
                    1993
                    1994
                    1995
                    1996
                    1997
                    1998     20.92
                    1999     66.69
                    2000

Best and worst quarterly performance during this period:

   quarter     :     %

   quarter     :     %

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- The Morgan Stanley Capital International Europe, Australia and Far East Index (MSCI EAFE Index).

Average Annual Total Returns
                                                                           MSCI
                                                                           EAFE
                           Class A(3)     Class B(4)     Class C(5)     Index(6)
--------------------------------------------------------------------------------
 One year, ended
 December 31, 2000      %

 Since inception(7)     %

--------------------------------------------------------------------------------
(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.

(2) ING Pilgrim Investments, Inc. has been the Fund's investment adviser since May 24, 1999; however, prior to October 1, 2000, the Fund was advised by a Sub-Adviser.

(3)  Reflects deduction of sales charge of 5.75%.

(4) Reflects deduction of deferred sales charge of 5% and 3% respectively for 1 year and since inception returns.

(5)  Reflects deduction of a deferred sales charge of 1% for the 1 year return.

(6) The MSCI EAFE Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australia and the Far East.

(7)  The Fund commenced operations on February 28, 1997.

                          If you have any questions, please call 1-800-992-0180.

                           ING Pilgrim International Core Growth Fund         15

International Equity Funds
                                                              Adviser
                                                              ING Pilgrim
                                                              Investments, Inc.
                                                              Sub-Adviser
                                                              Nicholas-Applegate
                                                              Capital Management
ING PILGRIM INTERNATIONAL SMALLCAP GROWTH FUND
--------------------------------------------------------------------------------

OBJECTIVE
The Fund seeks maximum long-term capital appreciation.

INVESTMENT STRATEGY
Under normal conditions, the Fund invests at least 65% of its total assets in securities of small companies located outside the U.S. The Fund may invest up to 35% of its total assets in U.S. issuers.

The Fund invests primarily in smaller-capitalized companies ("small cap stocks") located worldwide. In the opinion of the Fund's Sub-Adviser, small cap stocks are those whose stock market capitalizations are predominantly in the bottom 25% of publicly traded companies as measured by stock market capitalizations in over 50 countries. The market capitalization ranges of the various countries' small cap stocks may vary greatly due to fluctuating currency values, differences in the size of the respective economies, and movements in the local stock markets.

The Fund normally invests at least 75% of its total assets in common and preferred stocks, warrants and convertible securities. The Fund may invest in companies located in countries with emerging securities markets when the Sub-Adviser believes they present attractive investment opportunities.

The Fund's Sub-Adviser emphasizes a growth approach by searching for successful, growing companies that are managing change advantageously and poised to exceed growth expectations. It focuses on a "bottom-up" analysis that evaluates the financial conditions and competitiveness of individual companies worldwide. It uses a blend of traditional fundamental research of individual securities, calling on the expertise of many external analysts in different countries throughout the world, and a computer intensive ranking system that analyzes and ranks securities. The Sub-Adviser seeks to uncover signs of "change at the margin" -- positive business developments which are not yet fully reflected in a company's stock price.

In analyzing specific companies for possible investment, the Sub-Adviser ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The Sub-Adviser usually considers whether to sell a particular security when any of those factors materially changes.

The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.
--------------------------------------------------------------------------------
RISKS
You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the Sub-Adviser believes have the potential for rapid growth, which may give the Fund a higher risk of price volatility than a Fund that emphasizes other styles, such as a value-oriented style. The Fund invests in small companies, which may be more susceptible to greater price swings than larger companies because they may have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

Market Trends -- from time to time, the stock market may not favor the small-cap growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks or large company stocks, or may not favor equities at all.

Risks of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Fund invests in emerging market countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

Inability to Sell Securities -- securities of smaller and foreign companies trade in lower volume and may be less liquid than securities of larger U.S. companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Securities Lending -- There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

16        ING Pilgrim International SmallCap Growth Fund

                                 ING PILGRIM INTERNATIONAL SMALLCAP GROWTH FUND
--------------------------------------------------------------------------------
HOW THE FUND HAS PERFORMED
The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by Year Total Returns (%)(1)(2)

                    1991
                    1992
                    1993
                    1994
                    1995      5.51
                    1996     17.58
                    1997     13.46
                    1998     35.57
                    1999    121.93
                    2000

Best and worst quarterly performance during this period:

   quarter     :     %

   quarter     :     %

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Salomon Europe Pacific, Australia and Composite Market Index (Salomon EPAC EM Index).

Average Annual Total Returns
                                                                         Salomon
                                                                           EPAC
                                                                            EM
                           Class A(3)     Class B(4)     Class C(5)     Index(6)
--------------------------------------------------------------------------------
 One year, ended
 December 31, 2000      %

 Five years, ended
 December 31, 2000      %

 Since inception of
 Classes A and C(7)     %                    N/A

 Since inception
 of Class B(7)          %      N/A                           N/A

--------------------------------------------------------------------------------
(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.

(2) Prior to May 24, 1999, Nicholas-Applegate Capital Management was the adviser, rather than Sub-Adviser, to the Fund.

(3)  Reflects deduction of sales charge of 5.75%.

(4) Reflects deduction of deferred sales charge of 5% and 1%, respectively, for 1 year and since inception returns.

(5)  Reflects deduction of a deferred sales charge of 1% for the 1 year return.

(6) The Salomon EPAC EM Index is an unmanaged index that measures the performance of securities of smaller-capitalization companies in 22 countries excluding the U.S. and Canada.

(7) Classes A and C commenced operations on August 31, 1994. Class B commenced operations on May 31, 1995.

                          If you have any questions, please call 1-800-992-0180.

                       ING Pilgrim International SmallCap Growth Fund         17

International Equity Funds
                                                              Adviser
                                                              ING Pilgrim
                                                              Investments, Inc.
                                                              Sub-Adviser
                                                              Brandes Investment
                                                              Partners, L.P.
ING PILGRIM EMERGING MARKETS VALUE FUND
--------------------------------------------------------------------------------

OBJECTIVE

The Fund seeks long-term capital appreciation.

INVESTMENT STRATEGY
The Fund invests primarily in companies located in countries with emerging markets, including companies that may be smaller and lesser-known.

The portfolio managers apply the technique of "value investing" by seeking stocks that their research indicates are priced below their long-term value.

The Fund may invest in common stocks, preferred stocks, American, European and Global depositary receipts, as well as convertible securities.

Under normal market conditions, the Fund will invest at least 65% of its total assets in securities of companies located in countries with emerging markets. Countries with emerging markets include those countries that are generally considered to be emerging market countries by the international financial community. The Fund may invest up to the greater of:

*    20% of its assets in any one country or industry, or,

* 150% of the weighting of the country or industry in the Morgan Stanley Capital International Emerging Markets Free (MSCI EMF) Index, as long as the Fund meets any industry concentration or diversification requirements under the Investment Company Act.

PENDING MERGER -- Subject to shareholder approval, the Fund's Board of Trustees has approved the reorganization of the Fund into ING Pilgrim Emerging Countries Fund. You could therefore ultimately hold shares of that Fund.

--------------------------------------------------------------------------------
RISKS
You could lose money on an investment in the Fund. The Fund's investments may be affected by the following additional risks:

Risks of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. For emerging market countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund may invest in smaller companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

Market Trends -- from time to time, the stock market may not favor the value-oriented stocks in which the Fund invests. Rather, the market could favor growth-oriented stocks, or may not favor equities at all.

Inability to Sell Securities -- securities of smaller and emerging market companies trade in lower volume and may be less liquid than securities of companies in larger, more established markets. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

18        ING Pilgrim Emerging Markets Value Fund

                                        ING PILGRIM EMERGING MARKETS VALUE FUND
--------------------------------------------------------------------------------
HOW THE FUND HAS PERFORMED
The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by Year Total Return (%)(1)

                    1991
                    1992
                    1993
                    1994
                    1995
                    1996
                    1997
                    1998    -22.58
                    1999     67.11
                    2000

Best and worst quarterly performance during this period:

   quarter     :     %

   quarter     :     %

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- The Morgan Stanley Capital International Emerging Markets Free Index (MSCI EMF Index).

Average Annual Total Return
                                                                           MSCI
                                                                           EMF
                           Class A(2)     Class B(3)     Class C(4)     Index(5)
--------------------------------------------------------------------------------
 One year, ended
 December 31, 2000      %

 Since Inception(6)     %

--------------------------------------------------------------------------------
(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.

(2)  Reflects deduction of sales charge of 5.75%

(3) Reflects deduction of deferred sales charge of 5% and 3%, respectively, for 1 year and since inception returns.

(4)  Reflects deduction of a deferred sales charge of 1% for the 1 year return.

(5) The MSCI EMF Index is an unmanaged index that measures the performance of securities listed on exchanges in developing nations throughout the world.

(6)  The Fund commenced operations on January 1, 1998.

                          If you have any questions, please call 1-800-992-0180.

                              ING Pilgrim Emerging Markets Value Fund         19

International Equity Funds
                                                               Adviser
                                                               ING Pilgrim
                                                               Investments, Inc.
ING PILGRIM EMERGING COUNTRIES FUND
--------------------------------------------------------------------------------

OBJECTIVE
The Fund seeks maximum long-term capital appreciation.

INVESTMENT STRATEGY
The Fund invests at least 65% of its net assets in securities of issuers located in at least three countries with emerging securities markets. Countries with emerging securities markets are those countries which generally are considered to be emerging market countries by the international financial community.

The Fund may invest up to 35% of its total assets in securities of U.S. and other developed market issuers, including investment-grade debt securities of U.S. issuers. Under normal conditions, the Fund invests at least 75% of its total assets in common and preferred stocks, warrants and convertible securities.

In selecting securities located in emerging market countries, the Adviser uses a "bottom-up" fundamental analysis to identify companies which it believes have good earnings growth prospects and that can be bought at a price which seems reasonable. To help in this process, the Adviser scores the emerging markets stocks on a wide range of quantitive and qualitative measures, with particular attention paid to long-term and short-term earnings growth prospects and valuation measures. The Adviser seeks securities of emerging market issuers which are relatively liquid and covered by professional securities analysts.

In selecting stocks in developed markets, the portfolio managers seek the most attractive opportunities in such markets. For such securities, the portfolio managers use "bottom-up" analysis to choose companies which offer good value relative to their peers in the same industry, sector or region. They also use "top-down" analysis to identify important themes or issues which may affect the investment environment in certain regions or sectors and to estimate regional market risks. In conducting their fundamental analysis, the portfolio managers focus on various matters, including valuation of the companies, potential catalysts to stock price appreciation, quality of management, and financial measures, especially cash flow and cash flow return on capital.

The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.

--------------------------------------------------------------------------------
RISKS
You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the Adviser believes have the potential for rapid growth, which may give the Fund a higher risk of price volatility than a Fund that emphasizes other styles, such as a value-oriented style. The Fund may invest in small and medium-sized companies, which may be more susceptible to greater price swings than larger companies because they may have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

Market Trends -- from time to time, the stock market may not favor the growth securities in which the Fund invests, or may not favor equities at all.

Risks of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. Investments in emerging market countries are generally riskier than other kinds of foreign investments, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

Inability to Sell Securities -- securities of emerging market companies trade in lower volume and may be less liquid than securities of companies in larger, more established markets. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Securities Lending -- There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

20        ING Pilgrim Emerging Countries Fund

                                            ING PILGRIM EMERGING COUNTRIES FUND
--------------------------------------------------------------------------------
HOW THE FUND HAS PERFORMED
The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by Year Total Returns (%)(1)(2)

                    1991
                    1992
                    1993
                    1994
                    1995      6.34
                    1996     27.50
                    1997      9.44
                    1998    -22.19
                    1999     75.80
                    2000

Best and worst quarterly performance during this period:

   quarter     :     %

   quarter     :     %

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- The Morgan Stanley Capital International Emerging Markets Free Index (MSCI EMF Index).

Average Annual Total Returns
                                                                           MSCI
                                                                           EMF
                           Class A(3)     Class B(4)     Class C(5)     Index(6)
--------------------------------------------------------------------------------
 One year, ended
 December 31, 2000      %

 Five years, ended
 December 31, 2000      %

 Since inception of
 Classes A and C(7)     %                     N/A

 Since inception
 of Class B(7)          %      N/A                           N/A

--------------------------------------------------------------------------------
(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.

(2) ING Pilgrim Investments, Inc. has been the Fund's investment adviser since May 24, 1999; however, prior to October 1, 2000, the Fund was advised by a sub-adviser.

(3)  Reflects deduction of sales charge of 5.75%.

(4) Reflects deduction of deferred sales charge of 5% and 1%, respectively, for 1 year and since inception returns.

(5)  Reflects deduction of a deferred sales charge of 1% for the 1 year return.

(6) The MSCI EMF Index is an unmanaged index that measures the performance of securities listed on exchanges in developing nations throughout the world.

(7) Classes A and C commenced operations on November 28, 1994. Class B commenced operations on May 31, 1995.

                          If you have any questions, please call 1-800-992-0180.

                                  ING Pilgrim Emerging Countries Fund         21

International Equity Funds
                                                               Adviser
                                                               ING Pilgrim
                                                               Investments, Inc.
ING PILGRIM WORLDWIDE EMERGING MARKETS FUND
--------------------------------------------------------------------------------

OBJECTIVE

The Fund's investment objective is to seek long-term growth of capital primarily through investment in equity securities and equity equivalents of emerging market companies.

INVESTMENT STRATEGY
The Fund will invest at least 65% of its total assets according to its investment objective. The Fund's definition of emerging markets includes, but is not limited to, the following:

Africa -- Botswana, Egypt, Ghana, Ivory Coast, Kenya, Mauritius, Morocco, Namibia, South Africa, Swaziland, Tunisia, Zambia and Zimbabwe;

Asia: -- Bahrain, Bangladesh, China, Hong Kong, India, Indonesia, Malaysia, Pakistan, the Philippines, Singapore, South Korea, Sri Lanka, Taiwan and Thailand;

Europe -- Croatia, Cyprus, Czech Republic, Estonia, Finland, Greece, Hungary, Latvia, Lithuania, Poland, Portugal, Romania, Russia, Slovakia and Slovenia;

The Middle East -- Israel, Jordan, Lebanon, Oman and Turkey;

Latin America -- Argentina, Bolivia, Brazil, Chile, Colombia, Ecuador, Mexico, Nicaragua, Peru and Venezuela.

The Adviser considers an emerging markets company to be any company domiciled in an emerging market country, or any company that derives 50% or more of its total revenue from either goods or services produced or sold in countries with emerging markets.

The Fund may invest the remaining 35% of its assets in equity securities without regard to whether the issuer qualifies as an emerging market company, investment-grade debt securities denominated in the currency of an emerging market country or issued or guaranteed by an emerging market company or the government of an emerging market country or short-term or medium-term investment grade debt securities.

The Fund's investment approach is to focus on positive returns through long-term capital gains. The investment strategy is based on a "top-down" approach that compares macro trends, such as economics, politics, industry trends, and commodity trends on a relative basis. Countries are grouped regionally and globally and ranked based on their macro scores. Once specific countries are identified as relative outperformers, specific companies are selected as investments. The selection process for selecting individual companies is based on fundamental research, industry themes, and identifying specific catalysts for growth.

PENDING MERGER -- Subject to shareholder approval, the Fund's Board of Directors has approved the reorganization of the Fund into ING Pilgrim Emerging Countries Fund. You could therefore ultimately hold shares of that Fund.

--------------------------------------------------------------------------------
RISKS
You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund may invest in small and medium-sized companies, which may be more susceptible to greater price swings than larger companies because they may have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

Market Trends -- from time to time, the stock market may not favor the securities in which the Fund invests, or may not favor equities at all.

Risks of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. Investments in emerging market countries are generally riskier than other kinds of foreign investments, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

Inability to Sell Securities -- securities of emerging market companies trade in lower volume and may be less liquid than securities of companies in larger, more established markets. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Debt securities -- the value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities.

22        ING Pilgrim Worldwide Emerging Markets Fund

                                    ING PILGRIM WORLDWIDE EMERGING MARKETS FUND
--------------------------------------------------------------------------------
HOW THE FUND HAS PERFORMED
The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by Year Total Returns (%)(1)(2)(3)


                    1991     24.19
                    1992      3.77
                    1993     63.37
                    1994    -13.81
                    1995     -5.93
                    1996      7.38
                    1997    -11.40
                    1998    -29.06
                    1999    112.58
                    2000

Best and worst quarterly performance during this period:

   quarter     :     %

   quarter     :     %

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that two broad measures of market performance -- The Morgan Stanley Capital International Emerging Markets Free Index (MSCI Emerging Markets Free Index) and the MSCI EAFE Index.

Average Annual Total Returns
                                               MSCI         MSCI
                                                EMF         EAFE
                              Class A(4)     Index(5)     Index(6)
--------------------------------------------------------------------------------
 One year, ended
 December 31, 2000     %

 Five years, ended
 December 31, 2000     %

 Ten years, ended
 December 31, 2000     %

--------------------------------------------------------------------------------
(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.

(2) Prior to July 26, 2000, Lexington Management Corporation served as the adviser to the Fund. Lexington Management Corporation engaged a sub-adviser to manage the Fund until June 7, 2000. Prior to July 26, 2000, the Fund's shares were sold on a no-load basis. Effective July 31, 2000, the Fund's outstanding shares were classified as "Class A" shares.

(3) Prior to June 17, 1991, the Fund operated under a different investment objective.

(4)  Reflects deduction of sales charge of 5.75%.

(5) The MSCI EMF Index is an unmanaged index that measures the performance of securities listed on exchanges in developing nations throughout the world.

(6) The Morgan Stanley Capital International Europe, Australia and Far East (MSCI EAFE) Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australia, and the Far East.

                          If you have any questions, please call 1-800-992-0180.

                           ING Pilgrim Worldwide Emerging Markets Fund        23

International Equity Funds
                                                               Adviser
                                                               ING Pilgrim
                                                               Investments, Inc.
ING PILGRIM GLOBAL TECHNOLOGY FUND
--------------------------------------------------------------------------------

OBJECTIVE
The Fund's investment objective is to seek long term growth of capital. This objective may not be changed without the approval of shareholders, and there is no assurance that the Fund will achieve its objective.

INVESTMENT STRATEGY
The Fund seeks to achieve its objective by investing at least 80% of its total assets in equity securities or equity equivalents (including common and preferred stocks, warrants and convertible securities) of technology or information infrastructure related companies of any capitalization. The Adviser considers technology or information infrastructure related companies to be in the following industries within the technology or information sectors: biotechnology, broadcasting and media content, computers, electronic components and equipment, electronic commerce and data services, data processing, information systems, internet, medical technology, networking, office automation, on-line services, semiconductors, semiconductor capital equipment, server hardware producers, software companies, telecommunications, telecommunications equipment and services, and companies involved in the distribution, servicing, science and development of these industries.

The Fund expects that such companies will be located within Africa, Asia, Europe, the Middle East and Latin America. However, the Fund is not limited to these countries and may invest in any country so long as it meets the Fund's objective. Many of the regions in which the Fund will invest will include emerging market countries.

The Fund's portfolio managers use a "bottom-up" approach in stock selection focusing on those companies that they believe have rising earnings expectations and rising valuations. The Fund seeks growth companies with long-term capital appreciation potential. In selecting individual securities the Adviser looks for companies that it believes display or are expected to display the following characteristics:

*    Robust growth prospects

*    High profit margins or return on capital

*    Attractive valuations relative to expected earnings or cash flow

*    Quality management

*    Unique technological and competitive advantages

The Fund generally sells a stock if the Adviser believes that its target price has been reached, its earnings are disappointing, its revenue growth has slowed or its underlying fundamentals have deteriorated. In addition, the Adviser will overlay a top-down macro economic and political screening process in order to assess country specific risks and enhance returns. The Fund may invest in larger, more established companies or in smaller or unseasoned companies.

The Fund may invest the remaining 20% of its assets in investment-grade debt securities of any maturity denominated in U.S. or foreign currencies.

PENDING MERGER -- Subject to shareholder approval, the Fund's Board of Directors has approved the reorganization of the Fund into ING Pilgrim Global Information Technology Fund. You could therefore ultimately hold shares of that Fund.

--------------------------------------------------------------------------------
RISKS

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund may invest in small and medium-sized companies, which may be more susceptible to greater price swings than larger companies because they may have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

Risks of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. Investments in emerging market countries are generally riskier than other kinds of foreign investments, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

Risks of Concentration in the Technology Sector -- because the Fund's investments are concentrated in the technology sector, the value of the Fund may be subject to greater volatility than a fund with a portfolio that is less concentrated. If the securities of companies in the technology sector fall out of favor, the Fund could underperform funds that focus on other types of companies. In addition, investments in companies in the rapidly changing fields of technology and science face special risks such as competitive pressures and technological obsolescence and may be subject to greater governmental regulation than many other industries.

Non-Diversification Risk -- the Fund is a non-diversified investment company. There is additional risk associated with being non-diversified, since a greater proportion of the Fund's total assets may be invested in a single company.

Debt securities -- the value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities.


24        ING Pilgrim Global Technology Fund

                                             ING PILGRIM GLOBAL TECHNOLOGY FUND
--------------------------------------------------------------------------------

HOW THE FUND HAS PERFORMED
The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by Year Total Returns (%)(1)(2)


                    1991
                    1992
                    1993
                    1994
                    1995
                    1996
                    1997
                    1998
                    1999
                    2000


Best and worst quarterly performance during this period:

   quarter     :     %

   quarter     :     %

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- The Pacific Stock Exchange Technology Index (PSE Technology Index).

Average Annual Total Returns

                                           PSE
                                Class    Technology
                                 A(3)      Index(4)
--------------------------------------------------------------------------------
 One year, ended
 December 31, 2000     %                   21.04

 Since inception       %         --         --
--------------------------------------------------------------------------------
(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.

(2) Prior to August 1, 2000, Lexington Management Corporation served as the adviser to the Fund. Lexington Management Corporation engaged a sub-adviser to manage the Fund until June 7, 2000. Prior to August 1, 2000, the Fund's shares were sold on a no-load basis. Effective July 31, 2000, the Fund's outstanding shares were classified as "Class A" shares.

(3)  Reflects a deduction of sales charge of 5.75%.

(4) The PSE Technology Index is a price-weighted index of the top 100 U.S. technology stocks.

                          If you have any questions, please call 1-800-992-0180.

                                    ING Pilgrim Global Technology Fund        25

International Equity Funds
                                                        Adviser
                                                        ING Mutual Funds
                                                        Management Co. LLC
                                                        Sub-Adviser
                                                        ING Investment
                                                        Management Advisors B.V.
ING PILGRIM GLOBAL COMMUNICATIONS FUND
--------------------------------------------------------------------------------

OBJECTIVE
The Fund seeks to provide investors with long-term capital appreciation.

INVESTMENT STRATEGY
Under normal market conditions, the Fund will operate as a diversified fund and invest at least 65% of its total assets in a portfolio of equity securities of communications companies. This portion of the portfolio will have investments located in at least three different countries, including the United States. As a general matter, the Fund expects these investments to be in common stocks of large, mid-sized and small companies.

The Fund considers communications companies to be those that derive at least 50% of their total revenues or earnings from designing, developing, operating, financing, manufacturing or providing the following activities, products and services: communications equipment and service (including equipment and services for both data and voice transmission); electronic components and equipment; broadcast (including television and radio, satellite, microwave and cable television); computer equipment, mobile telecommunications and cellular radio and paging; electronic mail; local and wide area networking and linkage of work and data processing systems (collectivley, "communications activities").

The Sub-Adviser believes that because of rapid advances in communications, investment in companies within this sector should offer substantial opportunities for long-term capital appreciation. The communications area has exhibited and continues to demonstrate rapid growth, both through increasing demand for existing products and services and the broadening of the technology market. Generally, the Sub-Adviser's overall stock selection for the Fund will be based on an assessment of the company's fundamental prospects. The Sub-Adviser anticipates, however, that a portion of the Fund's holdings will be invested in newly issued securities being sold in the primary or secondary market.

The Sub-Adviser combines broad industry analysis and "bottom-up" company analysis to identify the stocks of companies it believes will become tomorrow's communications leaders. In choosing investments for the Fund, the Sub-Adviser first identifies themes that address industry and technological changes. Using intensive fundamental research, the Sub-Adviser then analyzes individual companies worldwide to find those firms most likely to benefit from the selected investment themes.
--------------------------------------------------------------------------------
RISKS
You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potenial for greater long-term growth than most debt securities, they generally have higher volatility. The Fund may also invest in small and medium-sized companies, which may be more susceptible to greater price swings than larger companies because they may have fewer financial resources, more limited product and market diversification and many may be dependent on a few key managers.

Market Trends -- from time to time, the stock market may not favor the growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks, or may not favor equities at all.

Risks of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. Investments in emerging markets countries are generally riskier than other kinds of foreign investments, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

Industry Concentration -- as a result of the Fund concentrating its assets in securities related to a particular industry, the Fund may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives.

Communications Technology Risk -- communications companies are generally subject to the rate of change in technology, which is higher than other industries. In addition, products and services of companies engaged in the communications industry are subject to relatively high risks of rapid obsolescence caused by scientific and technological advances. Swings in investor psychology or significant trading by large institutional investors can result in significant price fluctuations and stock price declines.

Governmental Regulation -- certain communications industries, such as the telecommunications industry, may be subject to greater governmental regulation than


26        ING Pilgrim Global Communications Fund

                                         ING PILGRIM GLOBAL COMMUNICATIONS FUND
--------------------------------------------------------------------------------

many other industries. Accordingly, such industries may be subject to changes in governmental policies and the need for regulatory approvals may have a material effect on the products and services offered. Telephone operating companies in the United States, for example, are subject to both federal and state regulation affecting permitted rates of return and the kinds of services that may be offered.
--------------------------------------------------------------------------------
HOW THE FUND HAS PERFORMED
The Fund does not have a performance history because it has not yet commenced operation.

                          If you have any questions, please call 1-800-992-0180.

                                      ING Pilgrim Global Communications Fund  27

International Equity Funds
                                                        Adviser
                                                        ING Mutual Funds
                                                        Management Co. LLC
                                                        Sub-Adviser
                                                        ING Investment
                                                        Management Advisors B.V.
ING PILGRIM GLOBAL INFORMATION TECHNOLOGY FUND
--------------------------------------------------------------------------------

OBJECTIVE
The Fund seeks to provide investors with long-term capital appreciation.

INVESTMENT STRATEGY
Under normal market conditions, the Fund will operate as a diversified fund and invest at least 65% of its total assets in a portfolio of equity securities of information technology companies. The Fund defines information technology companies as those companies that derive at least 50% of their total revenues or earnings from information technology, hardware or software, or related consulting and services industries. This portion of the portfolio will have investments located in at least three different countries, including the United States. As a general matter, the Fund expects these investments to be in common stocks of large, mid-sized and small companies.

The Sub-Adviser believes that because of rapid advances in information technology, investment in companies within this sector should offer substantial opportunities for long-term capital appreciation. The information technology area has exhibited and continues to demonstrate rapid growth, both through increasing demand for existing products and services and the broadening of the technology market. Generally, the Sub-Adviser's overall stock selection for the Fund will be based on an assessment of the company's fundamental prospects. The Sub-Adviser anticipates, however, that a portion of the Fund's holdings will be invested in newly issued securities being sold in the primary or secondary market.

The Sub-Adviser combines broad industry analysis and "bottom-up" company analysis to identify the stocks of companies it believes will become tomorrow's information technology leaders. In choosing investments for the Fund, the Sub-Adviser first identifies themes that address industry and technological changes. Using intensive fundamental research, the Sub-Adviser then analyzes individual companies worldwide to find those firms most likely to benefit from the selected investment themes.
--------------------------------------------------------------------------------
RISKS
You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potenial for greater long-term growth than most debt securities, they generally have higher volatility. The Fund may also invest in small and medium-sized companies, which may be more susceptible to greater price swings than larger companies because they may have fewer financial resources, more limited product and market diversification and many may be dependent on a few key managers.

Market Trends -- from time to time, the stock market may not favor the growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks, or may not favor equities at all.

Risks of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. Investments in emerging markets countries are generally riskier than other kinds of foreign investments, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

Industry Concentration -- as a result of the Fund concentrating its assets in securities related to a particular industry, the Fund may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives.

Information Technology Risk -- information technology companies are generally subject to the rate of change in technology, which is higher than other industries. In addition, products and services of companies engaged in the information technology industry are subject to relative high risks of rapid obsolescence caused by scientific and technological advances. Swings in investor psychology or significant trading by large institutional investors can result in significant price fluctuations and stock price declines.


28        ING Pilgrim Global Information Technology Fund

                                 ING PILGRIM GLOBAL INFORMATION TECHNOLOGY FUND
--------------------------------------------------------------------------------

HOW THE FUND HAS PERFORMED

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by Year Total Returns (%)(1)

                    1991
                    1992
                    1993
                    1994
                    1995
                    1996
                    1997
                    1998
                    1999    140.15
                    2000

Best and worst quarterly performance during this period:

    quarter   :     %

    quarter   :     %

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- The Goldman Sachs Technology Industry Composite Index.

Average Annual Total Returns
                                                              Goldman
                                                               Sachs
                                                               Tech.
                                                             Industry
                               Class     Class     Class      Comp.
                                A(2)      B(3)      C(4)     Index(5)
--------------------------------------------------------------------------------
 One year, ended
 December 31, 2000      %       --        --        --         --

 Since inception(6)     %       --        --        --         --
--------------------------------------------------------------------------------
(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.

(2)  Reflects deduction of sales charge of 5.75%

(3) Reflects deduction of deferred sales charge of 5% and 3%, respectively, for 1 year and since inception returns..

(4)  Reflects deduction of deferred sales charge of 1% for the 1 year return

(5) The Goldman Sachs Technology Industry Composite Index is a widely recongnized, unmanaged index of technology stocks.

(6)  Classes A, B and C commenced operations on December 15, 1998.

                          If you have any questions, please call 1-800-992-0180.

                        ING Pilgrim Global Information Technology Fund        29

International Equity Funds
                                                               Adviser
                                                               ING Pilgrim
                                                               Investments, Inc.
ING PILGRIM ASIA-PACIFIC EQUITY FUND
--------------------------------------------------------------------------------

OBJECTIVE

The Fund seeks long-term capital appreciation.

INVESTMENT STRATEGY

The Fund normally invests at least 65% of its total assets in equity securities listed on stock exchanges in countries in the Asia-Pacific region or issued by companies based in this region. Asia-Pacific countries in which the Fund invests include, but are not limited to, China, Hong Kong, Indonesia, Korea, Malaysia, Philippines, Singapore, Taiwan and Thailand, but do not include Japan and Australia. The equity securities in which the Fund may invest include common stock, convertible securities, preferred stock, warrants, American Depositary Receipts, European Depositary Receipts and other depositary receipts.

The Adviser bases investment decisions on a disciplined approach that takes into consideration the following factors: a macroeconomic overview of the region, specific country analysis, setting target country weightings, evaluation of industry sectors within each country, and selection of specific stocks. In selecting specific securities, the Adviser emphasizes a value approach that seeks growth at a reasonable price. This approach involves analysis of such fundamental factors as absolute rates of change of earnings growth, earnings growth relative to the market and industry, quality of earnings and stability of earnings growth, quality of management and product line, interest rate sensitivity and liquidity of the stock.

The criteria used by the Fund to determine whether an issuer is based in the Asia-Pacific region are: the country in which the issuer was organized; the country in which the principal securities market for that issuer is located; the country in which the issuer derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed; or the country in which at least 50% of the issuer's assets are located.
--------------------------------------------------------------------------------
RISKS
You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

Market Trends -- from time to time, the stock market may not favor the value securities in which the Fund invests. Rather, the market could favor growth-oriented stocks, or may not favor equities at all.

Risks of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Fund invests in emerging market countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

Risks of the Asia-Pacific Region -- the Asia-Pacific region includes countries in various stages of economic development, including emerging market countries. In 1997 and 1998, securities markets in Asian countries suffered significant downturns and volatility, and currencies lost value in relation to the U.S. dollar. Currency devaluation in any one country may have a significant effect on the entire region. Increased political or social unrest in some or all Asian countries could cause further economic and market uncertainty.

Risks of Concentration -- because the Fund concentrates on a single region of the world, the Fund's performance may be more volatile than that of a Fund that invests globally. If Asia-Pacific securities fall out of favor, it may cause the Fund to underperform funds that focus on other types of stocks.

Inability to Sell Securities -- securities of emerging market companies trade in lower volume and may be less liquid than securities of companies in larger, more established markets. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

30        ING Pilgrim Asia-Pacific Equity Fund

                                           ING PILGRIM ASIA-PACIFIC EQUITY FUND
--------------------------------------------------------------------------------
HOW THE FUND HAS PERFORMED
The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by Year Total Returns (%)(1)

                    1991
                    1992
                    1993
                    1994
                    1995
                    1996      9.46
                    1997    -43.73
                    1998    -15.51
                    1999     74.41
                    2000

Best and worst quarterly performance during this period:

   quarter     :     %

   quarter     :     %

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- Morgan Stanley Capital International Far East Free ex-Japan Index (MSCI Far East ex-Japan Index).

Average Annual Total Returns
                                                                          MSCI
                                                                        Far East
                                                                          Free
                                                                        ex-Japan
                           Class A(2)     Class B(3)     Class M(4)     Index(5)
--------------------------------------------------------------------------------
One year, ended
December 31, 2000      %

Five years, ended
December 31, 2000      %

Since inception(6)     %

--------------------------------------------------------------------------------
(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.

(2)  Prior to January 2, 2001, the Fund was managed by a sub-adviser.

(2)  Reflects deduction of sales charge of 5.75%.

(3) Reflects deduction of deferred sales charge of 5% and 1%, respectively, for 1 year and since inception returns.

(4)  Reflects deduction of sales charge of 3.5% for the 1 year return.

(5) The MSCI Far East ex-Japan Index is an unmanaged index that measures the performance of securities listed on exchanges in the Far East markets, excluding Japan.

(6)  The Fund commenced operations on September 1, 1995.

                          If you have any questions, please call 1-800-992-0180.

                                 ING Pilgrim Asia-Pacific Equity Fund         31

International Equity Funds
                                                               Adviser
                                                               ING Pilgrim
                                                               Investments, Inc.
ING PILGRIM SMALLCAP ASIA GROWTH FUND
--------------------------------------------------------------------------------

OBJECTIVE
The Fund's investment objective is to seek long-term capital appreciation primarily by investing in equity securities and equity equivalents of companies in the Asia Region having market capitalizations of less than $1 billion.

INVESTMENT STRATEGY
The Fund will normally invest at least 65% of its total assets in equity securities and equity equivalents (including common and preferred stocks, warrants and convertible securities) of smaller companies in the Asia Region. The Fund will primarily invest in listed securities but may also invest in unlisted securities.

The Fund intends to invest primarily in companies which:

*    have proven management;

*    are undervalued and under-researched by the investment community;

*    are within industry sectors with strong growth prospects; and

* which have potential investment returns that are superior to the Asian market as a whole.

The Fund may invest 35% of its total assets in:

*    companies with market capitalizations of $1 billion or more;

*    companies outside the Asia Region (e.g. Australia or New Zealand); and

*    Investment-grade debt securities of any maturity

*    The Fund considers the following countries to be in the Asia Region:
     Bangladesh, China, Hong Kong, India, Indonesia, Korea, Malaysia, Pakistan, The Philippines, Singapore, Sri Lanka, Vietnam, Taiwan and Thailand. The Fund considers a company to be within the Asia Region if its principal securities' trading market is located in the Asia Region. The Fund will normally invest in at least three different countries. The Fund does not intend to invest in Japanese securities.

During times that the Adviser believes that stock of smaller companies presents undue risk, the Fund may adopt a defensive investment posture, and invest in equity securities and equity equivalents of medium and large companies in the Asia region. At a meeting held on December 8, 2000, the Adviser informed the Fund's Board of Directors that the Fund likely will continue to be invested primarily in such securities for the immediate future, and potentially through the reorganization of the Fund with the ING Pilgrim Asia-Pacific Equity Fund, to the extent warranted by market conditions. At times that the Fund is primarily invested in securities of medium and large companies, it will not realize capital appreciation from a primary investment in smaller companies.

PENDING MERGER -- Subject to shareholder approval, the Fund's Board of Directors has approved the reorganization of the Fund into ING Pilgrim Asia-Pacific Equity Fund. You could therefore ultimately hold shares of that Fund.

--------------------------------------------------------------------------------
RISKS

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

The Fund invests in small companies, which may be more susceptible to price swings than larger companies because they may have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

Market Trends -- from time to time, the stock market may not favor the securities in which the Fund invests.

Risks of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Fund invests in emerging market countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

Risks of the Asia Region -- the Asia region includes countries in various stages of economic, development, including emerging market countries. In 1997 and 1998, securities markets in Asian countries suffered significant downturns and volatility, and currencies lost value in relation to the U.S. dollar. Currency devaluation in any one country may have a significant effect on the entire region. Increased political or social unrest in some or all Asian countries could cause further economic and market uncertainty.

Risks of Concentration -- because the Fund concentrates on a single region of the world, the Fund's performance may be more volatile than that of a Fund that invests globally. If Asian securities fall out of favor, it may cause the Fund to underperform funds that focus on other types of stocks.

Inability to Sell Securities -- securities of smaller and emerging market companies trade in lower volume and may be less liquid than securities of companies in larger, more established markets. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Debt securities -- the value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in intrest rates, usually making them more volatile than debt securities with shorter maturities.

32        ING Pilgrim SmallCap Asia Growth Fund

                                          ING PILGRIM SMALLCAP ASIA GROWTH FUND
--------------------------------------------------------------------------------
HOW THE FUND HAS PERFORMED
The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by Year Total Returns (%)(1)(2)(3)


                    1991
                    1992
                    1993
                    1994
                    1995
                    1996     25.50
                    1997    -42.32
                    1998    -19.41
                    1999     57.29
                    2000

Best and worst quarterly performance during this period:

    quarter   :     %

    quarter   :     %

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that two broad measures of market performance -- The Morgan Stanley Capital International Far East Free ex Japan Index (MSCI Far East Free ex-Japan Index) and The Morgan Stanley Capital International Europe, Australia and Far East Index (MSCI EAFE Index).

Average Annual Total Returns
                                                         MSCI             MSCI
                                                    Far East Free         EAFE
                                Class A(4)(5)     ex Japan Index(6)     Index(7)
--------------------------------------------------------------------------------
 One year, ended
 December 31, 2000          %

 Five years, ended
 December 31, 2000          %

 Since inception of
 Class A(8)                 %

--------------------------------------------------------------------------------
(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.

(2) Prior to July 26, 2000, Lexington Management Corporation served as the adviser to the Fund and another firm served as sub-adviser to the Fund. Prior to July 26, 2000, the Fund's shares were sold on a no-load basis. Effective July 31, 2000, the Fund's outstanding shares were classified as "Class A" shares.

(3)  Prior to January 2, 2001, the Fund was advised by a sub-adivser.

(4) This table shows the per-formance of the Class A shares of the Fund. Class B shares of the Fund did not have a full year's performance during the period ended December 31, 2000.

(5)  Reflects deduction of sales charge of 5.75%.

(6) The MSCI Far East Free ex Japan Index is an unmanaged index that measures the performance of securities listed on exchanges in the Far East markets except Japan.

(7) The MSCI EAFE Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australia, and the Far East.

(8)  Class A commenced operations on July 3, 1995.

                          If you have any questions, please call 1-800-992-0180.

                                 ING Pilgrim SmallCap Asia Growth Fund        33

International Equity Funds
                                                        Adviser
                                                        ING Mutual Funds
                                                        Management Co. LLC
                                                        Sub-Adviser
                                                        ING Investment
                                                        Management Adivsors B.V.
ING PILGRIM EUROPEAN EQUITY FUND
--------------------------------------------------------------------------------

OBJECTIVE
The Fund seeks to provide investors with long-term capital appreciation.

INVESTMENT STRATEGY
Under normal market conditions, the Fund will operate as a diversified fund and invest at least 65% of its total assets in a portfolio of equity securities of European issuers. The Sub-Adviser considers European issuers to be companies whose securities are principally traded in the European capital markets, that derive at least 50% of their total reveues or earnings from either goods produced or services rendered in countries located in Europe, regardless of where the securities of such companies are principally traded, or that are organized under the laws of and have a principal office in a European country. As a general matter, the Fund expects these investments to be in common stocks of large companies whose market capitalizations are generally in excess of $10 billion.

In choosing investments for the Fund, the Sub-Adviser employs a highly disciplined, five-step investment process that seeks to identify underpriced earnings growth in European companies. The five steps are:

* First, the Sub-Adviser ranks possible investments according to trading volume and liquidity relative to their peers;

* Second, the Sub-Adviser performs additional screens to determine which companies should be further researched;

* Third, the Sub-Adviser performs fundamental analysis of cyclical and non-cyclical market sectors and companies to identify underpriced earnings or cash flow growth.

*    Fourth, the Sub-Adviser determines portfolio weightings within each sector.

* Finally, the Sub-Adviser continuously monitors the portfolio to maintain favorable risk-reward relationships.
--------------------------------------------------------------------------------
RISKS
You could lose money on an investment in the The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potenial for greater long-term growth than most debt securities, they generally have higher volatility. The Fund may also invest in small and medium-sized companies, which may be more susceptible to greater price swings than larger companies because they may have fewer financial resources, more limited product and market diversification and many may be dependent on a few key managers.

Market Trends -- from time to time, the stock market may not favor the growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks, or may not favor equities at all.

Risks of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. Investments in emerging market countries are generally riskier than other kinds of foreign investments partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

34        ING Pilgrim European Equity Fund

                                               ING PILGRIM EUROPEAN EQUITY FUND
--------------------------------------------------------------------------------


HOW THE FUND HAS PERFORMED
The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by Year Total Returns (%)(1)


                    1991
                    1992
                    1993
                    1994
                    1995
                    1996
                    1997
                    1998
                    1999     18.59
                    2000

Best and worst quarterly performance during this period:

    quarter   :     %

    quarter   :     %

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- FT-Europe Index.

Average Annual Total Returns(5)
                                                                      FT-Europe
                          Class A(2)     Class B(3)     Class C(4)     Index(5)
--------------------------------------------------------------------------------

 One year ended
 December 31, 2000    %      --             --             --             --

 Since inception(6)   %      --             --             --             --
--------------------------------------------------------------------------------
(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.

(2)  Reflects deduction of sales charge of 5.75%.

(3) Reflects deduction of deferred sales charge of 5% and 3%, respectively, for 1 year and since inception returns.

(4)  Reflects deduction of a deferred sales charge of 1% for the 1 year return.

(5) The FT-Europe Index is widely recognized, unmanaged index of European stock markets.

(6)  Classes A, B and C commenced operations on December 15, 1998.

                          If you have any questions, please call 1-800-992-0180.

                                      ING Pilgrim European Equity Fund        35

International Equity Funds
                                                               Adviser
                                                               ING Pilgrim
                                                               Investments, Inc.
ING PILGRIM TROIKA DIALOG RUSSIA FUND
--------------------------------------------------------------------------------

OBJECTIVE

The Fund's investment objective is to seek long-term capital appreciation through investment primarily in equity securities of Russian companies.

INVESTMENT STRATEGY
The Fund seeks to achieve its objective by investing at least 65% of its total assets in equity securities (including common and preferred stocks, warrants and convertible securities) of Russian companies. The portfolio manager may invest in companies with any market capitalization. The Fund may invest the other 35% of its total assets in debt securities issued by Russian companies and debt securities issued or guaranteed by the Russian government without any restrictions based on investment quality or maturity of the debt securities. The Fund may also invest in the equity securities of issuers outside of Russia which the Fund believes will experience growth in revenue and profits from participation in the development of the economies of the former Soviet Union.

When the Fund anticipates unusual market or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the Fund avoid losses, but may mean lost opportunities.
--------------------------------------------------------------------------------
RISKS
You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Risks of Investing in Securities of Russian Companies

The following risks apply to all mutual funds that invest in securities of Russian companies including ING Pilgrim Troika Dialog Russia Fund.

Political Risk -- Since the breakup of the Soviet Union in 1991, Russia has experienced and continues to experience dramatic political and social change. Russia is undergoing a rapid transition from a centrally-controlled command system to a more market-oriented democratic model. The Fund may be affected unfavorably by political developments, social instability, changes in government policies, and other political and economic developments.

Market Concentration and Liquidity Risk -- The Russian securities markets are substantially smaller, less liquid and more volatile than the securities markets in the United States. A few issuers represent a large percentage of market capitalization and trading volume. Due to these factors and despite the Fund's policy on liquidity, it may be difficult for the Fund to buy or sell some securities because of the poor liquidity.

Lack of Reliable Financial Information -- There may not be available reliable financial information which has been prepared and audited in accordance with U.S. or Western European generally accepted accounting principles and auditing standards.

Unfavorable Actions -- There is the potential for unfavorable action such as expropriation, dilution, devaluation, default or excessive taxation by the Russian government or any of its agencies or political subdivisions with respect to investments in Russian securities by or for the benefit of foreign entities.

The Fund's investments will include investments in Russian companies that have characteristics and business relationships common to companies outside of Russia, and as a result, outside economic forces may cause fluctuations in the value of securities held by the Fund.

Settlement and Custody Risk -- Ownership of shares in Russian companies is recorded by the companies themselves and by registrars instead of through a central registration system. It is possible that the Fund's ownership rights could be lost through fraud or negligence. Since the Russian banking institutions and registrars are not guaranteed by the state, the Fund may not be able to pursue claims on behalf of the Fund's shareholders.

Risks of Concentration -- because the Fund concentrates on a single region of the world, the Fund's performance may be more volatile than that of a fund that invests globally. If Russian securities fall out of favor, it may cause the Fund to underperform funds that focus on other types of stocks.

Lower Quality Debt Securities -- Junk bonds are highly speculative. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of issuers of securities to make principal and interest payments than with higher-grade debt securities.

Non-Diversification Risk -- The Fund is a non-diversified investment company. There is additional risk associated with being non-diversified, since a greater proportion of the Fund's total assets may be invested in a single company.

Debt Securities -- The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities.

36        ING Pilgrim Troika Dialog Russia Fund

                                          ING PILGRIM TROIKA DIALOG RUSSIA FUND
--------------------------------------------------------------------------------
HOW THE FUND HAS PERFORMED
The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by Year Total Returns (%)(1)(2)

                    1991
                    1992
                    1993
                    1994
                    1995
                    1996
                    1997     67.50
                    1998    -82.99
                    1999    159.76
                    2000

Best and worst quarterly performance during this period:

   quarter     :     %

   quarter     :     %

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that two broad measures of market performance -- the Moscow Times Index and the Russian Trading System Index.

Average Annual Total Returns
                                                                        Russian
                                                             Moscow     Trading
                                                             Times      System
                                          Class A(3)(4)     Index(5)    Index(6)
-------------------------------------------------------------------------------
 One year, ended
 December 31, 2000                 %

 Since inception of Class A(7)     %

-------------------------------------------------------------------------------
(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.

(2) Prior to July 26, 2000, Lexington Management Corporation served as the adviser to the Fund and the Fund's shares were sold on a no-load basis. Effective July 31, 2000, the Fund's outstanding shares were classified as "Class A" shares. Prior to January 2, 2001, the Fund was advised by a sub-adviser.

(3)  This table shows the performance of the Class A shares of the Fund.

(4)  Reflects deduction of sales charge of 5.75%.

(5) The Moscow Times Index is an unmanaged index that measures the performance of 50 Russian stocks considered to represent the most liquid and most highly capitalized Russian stocks.

(6) The Russian Trading System Index is a capitalization-weighted index that is calculated in U.S. dollars. The index is comprised of 100 stocks traded on the Russian Trading System.

(7)  Class A commenced operations on July 3, 1996.

                          If you have any questions, please call 1-800-992-0180.

                                 ING Pilgrim Troika Dialog Russia Fund        37

Precious Metals Funds
                                                               Adviser
                                                               ING Pilgrim
                                                               Investments, Inc.
ING PILGRIM GOLD FUND
--------------------------------------------------------------------------------

OBJECTIVE
The Fund's investment objective is to attain capital appreciation and hedge against the loss of buying power of the U.S. Dollar as may be obtained through investment in gold and securities of companies engaged in mining or processing gold throughout the world.

INVESTMENT STRATEGY
The Fund normally invests at least 65% of the value of its total assets in gold bullion and the equity securities of companies engaged in the exploration, mining, processing, fabrication or distribution of gold ("gold-related companies"). The Fund may invest the remaining 35% of its total assets in other precious metal, including silver, platinum, and palladium, and in the equity securities of companies engaged in the exploration, mining, processing, fabrication or distribution of other precious metals or materials. From time to time, the Fund invests to in silver bullion or the common stock of companies engaged in the exploration, mining, processing, fabrication or distribution of silver ("silver-related companies"). The Fund may also invest in other types of securities, including convertible securities, preferred stocks, bonds, notes and warrants, of gold-related companies, silver-related companies, or companies related to other precious metals. The Fund intends to invest less than half of the value of its assets directly in bullion or other direct forms of gold, silver, and other precious metals (as opposed to securities).

The Fund's performance and ability to meet its objective will be largely dependent on the market value of gold, and, to a lesser degree, silver and other precious metals. A substantial portion of the Fund's investment will be in the securities of foreign issuers.
--------------------------------------------------------------------------------
RISKS
You could lose money on an investment in the Fund. The Fund's investments may be affected by the following additional risks:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

Precious Metals Risk -- the Fund's focus on precious metals and precious metal stocks may expose the investor to additional risks. Precious metal prices can swing sharply in response to cyclical economic conditions, political events or the monetary policies of various countries. The supply and demand for gold may vary widely and may be affected by actions of governments or their agencies or national banks, all of which may affect the price of a precious metal or a related company. Under current U.S. tax law, the Fund may not receive more than 10% of its yearly income from selling precious metals or any other physical commodity. That law may require the Fund, for example, to hold precious metals when it would rather sell, or to sell other securities when it would rather hold them -- both may cause investment losses or lost opportunities for profit. Direct investments in precious metals such a bullion have the following characteristics: they earn no income; transaction and storage costs may be higher than for securities; and the Fund will realize gain only with an increase in the market price.

Risks of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Fund invests in emerging, market countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

Non-Diversification Risk -- The Fund is a non-diversified investment company. There is additional risk associated with being non-diversified, since a greater proportion of the Fund's total assets may be invested in a single company.

38        ING Pilgrim Gold Fund

                                                          ING PILGRIM GOLD FUND
--------------------------------------------------------------------------------
HOW THE FUND HAS PERFORMED
The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by Year Total Returns (%)(1)(2)

                    1991     -6.14
                    1992    -20.51
                    1993     86.96
                    1994     -7.28
                    1995     -1.89
                    1996      7.84
                    1997    -42.98
                    1998     -6.39
                    1999      8.58
                    2000

Best and worst quarterly performance during this period:

   quarter     :     %

   quarter     :     %

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that two broad measures of market performance -- Standard & Poor's 500 Stock Price Index (S&P 500 Index) and Gold Bullion.

Average Annual Total Returns
                                              S&P 500        Gold
                              Class A(3)     Index(4)     Bullion(5)
--------------------------------------------------------------------------------
 One year, ended
 December 31, 2000     %

 Five years, ended
 December 31, 2000     %

 Ten years, ended
 December 31, 2000     %

--------------------------------------------------------------------------------
(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.

(2) Prior to July 26, 2000, Lexington Management Corporation served as the adviser to the Fund and the Fund's shares were sold on a no-load basis. Effective July 31, 2000, the Fund's outstanding shares were classified as "Class A" shares.

(3)  Reflects deduction of sales charge of 5.75%.

(4) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization U.S. companies.

(5)  Gold Bullion is a commodity traded on the New York Mercantile Exchange.

                          If you have any questions, please call 1-800-992-0180.

                                                 ING Pilgrim Gold Fund        39

Precious Metals Funds
                                                               Adviser
                                                               ING Pilgrim
                                                               Investments, Inc.
ING PILGRIM SILVER FUND
--------------------------------------------------------------------------------

OBJECTIVE
The Fund's investment objective is to maximize total return on its assets from long-term growth of capital and income principally through investment in a portfolio of securities which are engaged in the exploration, mining, processing, fabrication or distribution of silver ("silver-related companies") and in silver bullion.

INVESTMENT STRATEGY
The Fund will seek to achieve its objective through investment in common stocks of established silver-related companies and in silver bullion which have the potential for long-term growth of capital or income, or both. The common stocks of silver-related companies in which the Fund intends to invest may or may not pay dividends. The Fund may also invest in other types of securities of silver-related companies including convertible securities, preferred stocks, bonds, notes and warrants. The Fund invests primarily in companies with a large market capitalization, but may also invest in mid- and small-size companies. When the Adviser believes that the return on debt securities will equal or exceed the return on common stocks, the Fund may, in pursuing its objective of maximizing growth and income, substantially increase its holding in investment-grade debt securities of any maturity.

The securities in which the Fund invests include issues of established silver-related companies domiciled in the United States, Canada and Mexico as well as other silver producing countries throughout the world. At least 80% of the Fund's assets will be invested in established silver-related companies which have been in business more than three years. Approximately 80% of silver is provided as a by-product or co-product of other mining operations, such as gold mining. The Fund has the ability to significantly increase its exposure to silver by increasing its holding of silver bullion.

PENDING MERGER -- Subject to shareholder approval, the Fund's Board of Directors has approved the reorganization of the Fund into ING Pilgrim Gold Fund. You could therefore ultimately hold shares of that Fund.

--------------------------------------------------------------------------------
RISKS
You could lose money on an investment in the Fund. The Fund's investments may be affected by the following additional risks:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

Precious Metals Risk -- the Fund's focus on precious metals and precious metal stocks may expose the investor to additional risks. The market for silver is relatively limited, the sources of silver are concentrated in countries that have the potential for instability and the market for silver is widely unregulated. As a result, the price of silver, and therefore the Fund, may fluctuate significantly. Precious metal investments have the following characteristics: they earn no income; transaction and storage costs may be higher; and the Fund will realize gain only with an increase in the market price.

Risks of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Fund invests in emerging, market countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries: It may also be more difficult to buy and sell securities in emerging market countries.

Debt securities -- the value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities.

Non-Diversification Risk -- The Fund is a non-diversified investment company. There is additional risk associated with being non-diversified, since a greater proportion of the Fund's total assets may be invested in a single company.

40        ING Pilgrim Silver Fund

                                                        ING PILGRIM SILVER FUND
--------------------------------------------------------------------------------
HOW THE FUND HAS PERFORMED
The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by Year Total Returns (%)(1)(2)

                    1991
                    1992    -19.01
                    1993     76.52
                    1994     -8.37
                    1995     12.37
                    1996      2.38
                    1997     -8.05
                    1998    -29.64
                    1999      8.70
                    2000

Best and worst quarterly performance during this period:

   quarter     :     %

   quarter     :     %

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that two broad measures of market performance -- Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index) and Silver Bullion.

Average Annual Total Returns
                                                          S&P 500       Silver
                                          Class A(3)     Index(4)     Bullion(5)
--------------------------------------------------------------------------------
 One year, ended
 December 31, 2000                 %

 Five years, ended
 December 31, 2000                 %

 Since inception of Class A(6)     %

--------------------------------------------------------------------------------
(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.

(2) Prior to July 26, 2000, Lexington Management Corporation served as the adviser to the Fund and the Fund's shares were sold on a no-load basis. Effective July 31, 2000, the Fund's outstanding shares were classified as "Class A" shares.

(3)  Reflects deduction of sales charge of 5.75%.

(4) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization U.S. companies.

(5)  Silver Bullion is a commodity traded on the New York Mercantile Exchange.

(6)  Class A commenced operations on January 2, 1992.

                          If you have any questions, please call 1-800-992-0180.

                                               ING Pilgrim Silver Fund        41

International Income Fund
                                                               Adviser
                                                               ING Pilgrim
                                                               Investments, Inc.
ING PILGRIM GLOBAL INCOME FUND
--------------------------------------------------------------------------------

OBJECTIVE

The Fund's investment objective is to seek high current income. Capital appreciation is a secondary objective. The Fund invests in a combination of foreign and domestic high-yield, lower rated or unrated debt securities.

INVESTMENT STRATEGY
The Fund invests in a variety of foreign and domestic high yield, lower rated or unrated debt securities.

The Fund, under normal conditions, invests substantially all of its assets in lower rated or unrated debt securities of domestic companies, companies in developed foreign countries, and companies in emerging markets. The credit quality of the foreign debt securities which the Fund intends to buy is generally equal to U.S. corporate debt securities known as "junk bonds". The debt securities in which the Fund invests consist of bonds, notes, debentures and other similar instruments. The Fund may invest in debt securities issued by foreign governments, their agencies and instrumentalities, central banks, commercial banks and other corporate entities. The Fund may invest up to 100% of its total assets in domestic and foreign debt securities that are rated below investment grade or are of comparable quality. The Fund may also invest in securities that are in default as to payment of principal and/or interest, and bank loan participations and assignments.

The Fund's investment strategy stresses diversification to help reduce the Fund's price volatility. Global fixed income securities are divided into four categories. The categories reflect whether the securities are U.S. dollar denominated or not and whether borrowers are in developed markets or emerging markets. The Fund then seeks to select the best values in each of these four segments. The balance the Fund maintains between these sectors attempts to limit the price volatility.

The Fund may invest in debt securities of any maturity, although the portfolio manager expects to invest in long-term debt instruments.

PENDING MERGER -- Subject to shareholder approval, the Fund's Board of Trustees has approved the reorganization of the Fund into ING Pilgrim Strategic Income Fund. You could therefore ultimately hold shares of that Fund.

--------------------------------------------------------------------------------
RISKS
You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Credit Risk -- the Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This Fund may be subject to more credit risk than other income funds because it invests in high yield debt securities, which are considered predominantly speculative with respect to the issuer's continuing ability to meet interest and principal payments. This is especially true during periods of economic uncertainty or economic downturns.

Changes in Interest Rates -- the value of the Fund's investments may fall when interest rates rise. The Fund may be sensitive to changes in interest rates because it may invest in debt securities with intermediate and long term maturities. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

Inability to Sell Securities -- high yield securities may be less liquid than higher quality investments. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund. A security in the lowest rating categories, that is unrated, or whose credit rating has been lowered may be particularly difficult to sell. Valuing less liquid securities involves greater exercise of judgment and may be more subjective than valuing securities using market quotes.

Risks of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. Investments in emerging markets countries are generally riskier than other kinds of foreign investments, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

42        ING Pilgrim Global Income Fund

                                                 ING PILGRIM GLOBAL INCOME FUND
--------------------------------------------------------------------------------
Non-Diversification Risk -- The Fund is a non-diversified investment company. There is additional risk associated with being non-diversified, since a greater proportion of the Fund's total assets may be invested in a single company.

HOW THE FUND HAS PERFORMED
The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by Year Total Returns (%)(1)(2)(3)

                    1990      6.62
                    1991     10.03
                    1992      6.51
                    1993     10.90
                    1994     -6.52
                    1995     20.10
                    1996     13.33
                    1997      5.00
                    1998      8.21
                    1999      -.31

Best and worst quarterly performance during this period:

   quarter     :     %

   quarter     :     %

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Lehman Brothers Global Treasury Index.

Average Annual Total Returns
                                                Lehman Brothers
                                                Global Treasury
                              Class A(4)(5)        Index(6)
--------------------------------------------------------------------------------
 One year, ended
 December 31, 2000     %

 Five years, ended
 December 31, 2000     %

 Ten years, ended
 December 31, 2000     %

--------------------------------------------------------------------------------
(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.

(2) Prior to July 26, 2000, Lexington Management Corporation served as the adviser to the Fund and the Fund's shares were sold on a no-load basis. Effective July 31, 2000, the Fund's outstanding shares were classified as "Class A" shares.

(3) Prior to December 31, 1994, the Fund operated under a different investment objective.

(4) This table shows the performance of the Class A shares of the Fund. Class B and Class C shares of the Fund did not have a full year's performance during the period ended December 31, 2000.

(5)  Reflects deduction of sales charge of 4.75%.

(6) The Lehman Brothers Global Treasury Index is an unmanaged index that is comprised of 19 countries with an average maturity of 7.46%. The index is overweighted in the U.S. and Japan, 27% and 25%, respectively. The average coupon is 5.37%. The index returns are calculated in three ways: U.S. Dollar, hedged U.S. Dollar, and local returns (local currencies). The modified adjusted duration of the index is 5.5 years.

                          If you have any questions, please call 1-800-992-0180.

                                        ING Pilgrim Global Income Fund        43

WHAT YOU PAY TO INVEST
-----------------------------------------------------------------------------
There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the Fund. The tables that follow show the fees and expenses for each of the ING Pilgrim Funds.

Fees You Pay Directly

                                                   Class A      Class B(1)    Class C(1)       Class M(1)
---------------------------------------------------------------------------------------------------------
Maximum sales charge on your investment
 (as a % of offering price) %

International Equity Funds and Precious Metals
 Funds                                              5.75(2)        none           none            3.50(2)

International Income Fund                           4.75(2)        none           none            3.25(2)

Maximum deferred sales charge (as a % of purchase or sales price, whichever is less)

All Funds                                           none(3)        5.00(4)        1.00(5)         none

Redemption fee (as a % of amount redeemed, if applicable)

Global Technology Fund and Troika Dialog
Russia Fund                                         2.00(6)         N/A            N/A             N/A

(1)  Not all Funds offer Classes B, C and M. Please page 48.

(2)  Reduced for purchases of $50,000 and over. Please see page 49.

(3) A contingent deferred sales charge of no more than 1% may be assessed on redemptions of Class A shares that were purchased without an initial sales charge as part of an investment of $1 million or more. Please see page 49.

(4) Imposed upon redemption within 6 years from purchase. The fee has scheduled reductions after the first year. Please see page 49.

(5)  Imposed upon redemption within 1 year from purchase.

(6) The 2.0% redemption fee applies only to shares held less than 90 days for Global Technology Fund and less than 365 days for Troika Dialog Russia Fund.

Operating Expenses Paid Each Year by the Funds(1)
(as a % of average net assets)

Class A
                                                       Distribution                    Total
                                                        and Service                     Fund       Fee Waiver
                                        Management        (12b-1)         Other      Operating         by           Net
 Fund                                       Fee            Fees         Expenses      Expenses     Adviser(2)     Expenses
--------------------------------------------------------------------------------------------------------------------------
Worldwide Growth                 %          1.00            0.35          --            --            --            --
Global Corporate Leaders         %          1.00            0.25          --            --            --            --
International Value              %          1.00            0.30          --            --            --            --
International                    %          1.00            0.25          --            --            --            --
International Core Growth        %          1.00            0.35          --            --            --            --
International SmallCap Growth    %          1.00            0.35          --            --            --            --
Emerging Markets Value           %          1.00            0.30          --            --            --            --
Emerging Countries               %          1.25            0.35          --            --            --            --
Worldwide Emerging Markets       %          1.00            0.25          --            --            --            --
Global Technology                %          1.25            0.25          --            --            --            --
Global Communications            %          1.00            0.35          --            --            --            --
Global Information Technology    %          1.25            0.35          --            --            --            --
Asia-Pacific Equity              %          1.25            0.25          --            --            --            --
SmallCap Asia Growth             %          1.25            0.25          --            --            --            --
European Equity                  %          1.15            0.35          --            --            --            --
Troika Dialog Russia             %          1.25            0.25          --            --            --            --
Gold                             %          0.95            0.25          --            --            --            --
Silver                           %          1.00            0.25          --            --            --            --
Global Income                    %          1.00            0.25          --            --            --            --

44 What You Pay to Invest

                                                         WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

Operating Expenses Paid Each Year by the Funds(1)
(as a % of average net assets)

Class B(3)
                                                Distribution                  Total
                                                and Service                   Fund     Fee Waiver
                                  Management      (12b-1)         Other     Operating     by           Net
Fund                                 Fee           Fees          Expenses    Expenses   Adviser(2)  Expenses
------------------------------------------------------------------------------------------------------------
Worldwide Growth                  %  1.00          1.00             --           --        --           --
International Value               %  1.00          1.00             --           --        --           --
International                     %  1.00          1.00             --           --        --           --
International Core Growth         %  1.00          1.00             --           --        --           --
International SmallCap Growth     %  1.00          1.00             --           --        --           --
Emerging Markets Value            %  1.00          1.00             --           --        --           --
Emerging Countries                %  1.25          1.00             --           --        --           --
Global Communications             %  1.00          1.00             --           --        --           --
Global Information Technology     %  1.25          1.00             --           --        --           --
Asia-Pacific Equity               %  1.25          1.00             --           --        --           --
SmallCap Asia Growth              %  1.25          1.00             --           --        --           --
European Equity                   %  1.15          1.00             --           --        --           --
Global Income                     %  1.00          1.00             --           --        --           --

Class C(4)
                                                 Distribution                     Total
                                                  and Service                     Fund         Fee Waiver
                                 Management        (12b-1)          Other       Operating          by           Net
Fund                               Fee              Fees          Expenses       Expenses       Adviser(2)     Expenses
-----------------------------------------------------------------------------------------------------------------------
Worldwide Growth                  %  1.00           1.00             0.32             --            --            --
International Value               %  1.00           1.00             0.41             --            --            --
International                     %  1.00           1.00             0.70             --            --            --
International Core Growth         %  1.00           1.00             0.81             --            --            --
International SmallCap Growth     %  1.00           1.00             0.32             --            --            --
Emerging Markets Value            %  1.00           1.00             0.91             --            --            --
Emerging Countries                %  1.25           1.00             0.74             --            --            --
Global Communications             %  1.00           1.00              --              --            --            --
Global Information Technology     %  1.25           1.00              --              --            --            --
European Equity                   %  1.15           1.00              --              --            --            --
Global Income                     %  1.00           1.00             0.51             --            --            --

Class M
                                         Distribution                 Total
                                         and Service                  Fund         Fee Waiver
                         Management      (12b-1)         Other       Operating         by            Net
Fund                       Fee             Fees         Expenses      Expenses     Adviser(2)     Expenses
----------------------------------------------------------------------------------------------------------
Asia-Pacific Equity     %   1.25           0.75           --           --            --            --

--------------------------------------------------------------------------------
(1) These tables show the estimated operating expenses for each Fund by class as a ratio of expenses to average daily net assets. These estimates are based on each Fund's actual operating expenses for its most recent complete fiscal year and fee waivers to which the Adviser has agreed for each Fund except Global Corporate Leaders, Global Technology, International, Worldwide Emerging Markets, SmallCap Asia Growth, Troika Dialog Russia, Gold, Silver and Global Income Funds. For those Funds, estimated operating expenses are based on estimated contractual operating expenses commencing with ING Pilgrim Investments' management of these Funds.

(2) ING Pilgrim Investments has entered into written expense limitation agreements with each Fund except International Value and Emerging Markets Value, under which it will limit expenses of the Fund, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible reimbursement to ING Pilgrim Investments within three years. The amount of each Fund's expenses waived or reimbursed during the last fiscal year by ING Pilgrim Investments is shown under the heading "Fee Waiver by Adviser". For each Fund (other than Global Communications, Global Information Technology and European Equity Funds) the expense limit will continue through at least October 31, 2001. For Global Communications, Global Information Technology and European Equity Funds the expense limit will continue through at least . Nicholas-Applegate Capital Management bears 50% of the cost of maintaining the expense limit for the International SmallCap Growth Fund.

(3) Because Class B shares are new for International, SmallCap Asia Growth and Global Income Funds, their expenses are estimated based on Class A expenses.

(4) Because Class C shares are new for International Fund and Global Income Fund, expenses are estimated based on Class A expenses.

                          If you have any questions, please call 1-800-992-0180.

                                                       What You Pay to Invest 45

WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------
Examples

The examples that follow are intended to help you compare the cost of investing in the ING Pilgrim Funds with the cost of investing in other mutual funds. Each example assumes that you invested $10,000, reinvested all your dividends, the Fund earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an estimate -- actual expenses and performance may vary.

Class A

Fund                                1 year      3 years      5 years    10 years
--------------------------------------------------------------------------------
Worldwide Growth                    $    --        --          --          --
Global Corporate Leaders            $    --        --          --          --
International Value                 $    --        --          --          --
International                       $    --        --          --          --
International Core Growth           $    --        --          --          --
International SmallCap Growth       $    --        --          --          --
Emerging Markets Value              $    --        --          --          --
Emerging Countries                  $    --        --          --          --
Worldwide Emerging Markets          $    --        --          --          --
Global Technology(1)                $    --        --          --          --
Global Communications               $    --        --          --          --
Global Information Technology       $    --        --          --          --
Asia-Pacific Equity                 $    --        --          --          --
SmallCap Asia Growth                $    --        --          --          --
European Equity                     $    --        --          --          --
Troika Dialog Russia (1)            $    --        --          --          --
Gold                                $    --        --          --          --
Silver                              $    --        --          --          --
Global Income                       $    --        --          --          --

                                          If you sell your shares                If you don't sell your shares
Class B                          -----------------------------------------  ---------------------------------------
Fund                             1 year       3 years   5 years   10 years  1 year    3 years   5 years   10 years
-------------------------------------------------------------------------------------------------------------------
Worldwide Growth                $      --        --        --        --        --        --        --        --
International Value             $      --        --        --        --        --        --        --        --
International                   $      --        --        --        --        --        --        --        --
International Core Growth       $      --        --        --        --        --        --        --        --
International SmallCap Growth   $      --        --        --        --        --        --        --        --
Emerging Markets Value          $      --        --        --        --        --        --        --        --
Emerging Countries              $      --        --        --        --        --        --        --        --
Global Communications           $      --        --        --        --        --        --        --        --
Global Information Technology   $      --        --        --        --        --        --        --        --
Asia-Pacific Equity             $      --        --        --        --        --        --        --        --
SmallCap Asia Growth            $      --        --        --        --        --        --        --        --
European Equity                 $      --        --        --        --        --        --        --        --
Global Income                   $      --        --        --        --        --        --        --        --

46   What You Pay to Invest

                                                         WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

                                              If you sell your shares             If you don't sell your shares
Class C                            ----------------------------------------   -------------------------------------
Fund                               1 year       3 years  5 years   10 years   1 year   3 years   5 years   10 years
-------------------------------------------------------------------------------------------------------------------
Worldwide Growth                  $     --        --        --        --        --        --        --        --
International Value               $     --        --        --        --        --        --        --        --
International                     $     --        --        --        --        --        --        --        --
International Core Growth         $     --        --        --        --        --        --        --        --
International SmallCap Growth     $     --        --        --        --        --        --        --        --
Emerging Markets Value            $     --        --        --        --        --        --        --        --
Emerging Countries                $     --        --        --        --        --        --        --        --
Global Communications             $     --        --        --        --        --        --        --        --
Global Information Technology     $     --        --        --        --        --        --        --        --
European Equity                   $     --        --        --        --        --        --        --        --
Global Income                     $     --        --        --        --        --        --        --        --

Class M
Fund                            1 year     3 years     5 years     10 years
--------------------------------------------------------------------------------
Asia-Pacific Equity      $        --          --          --          --
--------------------------------------------------------------------------------
(1) The cost of investing in the Global Technology Fund and the Troika Dialog Russia Fund for one year is ____, and ____, respectively, if shares were held for less than 90 and 365 days, respectively.

                          If you have any questions, please call 1-800-992-0180.

                                                       What You Pay to Invest 47

SHAREHOLDER GUIDE                                         CHOOSING A SHARE CLASS
--------------------------------------------------------------------------------

ING PILGRIM PURCHASE OPTIONS TM

Depending upon the Fund, you may select from up to four separate classes of shares: Class A, Class B, Class C and Class M.

Class A

*    Front-end sales charge, as described on the next page.

*    Distribution and service (12b-1) fees of 0.25% to 0.30%.

Class B

*    No front-end sales charge; all your money goes to work for you right away.

*    Distribution and service (12b-1) fees of 1%.

*    A contingent deferred sales charge, as described on the next page.

* Automatic conversion to Class A shares after eight years, thus reducing future annual expenses. Class B shares acquired initially through Funds that were part of the Nicholas-Applegate Mutual Funds at the time of purchase will convert after seven years from the date of original purchase.

* Not offered by Global Corporate Leaders Fund, Worldwide Emerging Markets Fund, Troika Dialog Russia Fund, Gold Fund and Silver Fund.

Class C

*    No front-end sales charge; all your money goes to work for you right away.

*    Distribution and service (12b-1) fees of 1%.

* A 1% contingent deferred sales charge on shares sold within one year of purchase.

* No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

* Not offered by Asia-Pacific Equity Fund, Global Corporate Leaders Fund, Worldwide Emerging Markets Fund, SmallCap Asia Growth Fund, Troika Dialog Russia Fund, Gold Fund and Silver Fund.

Class M

*    Lower front-end sales charge than Class A, as described on the next page.

*    Distribution and service (12b-1) fees of 0.75%.

* No automatic conversion to Class A shares, so annual expenses continue at the Class M level throughout the life of your investment.

*    Offered only by Asia-Pacific Equity Fund.

When choosing between classes, you should carefully consider the ongoing annual expenses along with the initial sales charge or the contingent deferred sales charge. The relative impact of the initial sales charges and ongoing annual expenses will depend on the length of time a share is held. Higher distribution fees mean a higher expense ratio, so Class B and Class C shares pay correspondingly lower dividends and may have a lower net asset value than Class A or Class M shares. Orders for Class B shares and Class M shares in excess of $250,000 and $1,000,000, respectively, will be accepted as orders for Class A shares or declined. You should discuss which Class of shares is right for you with your investment professional.

Distribution and Shareholder Service Fees

To pay for the cost of promoting the Funds and servicing your shareholder account, each class of each Fund has adopted a Rule 12b-1 plan which requires fees to be paid out of the assets of each class. Over time the fees will increase your cost of investing and may exceed the cost of paying other types of sales charges.

48    Shareholder Guide

CHOOSING A SHARE CLASS                                         SHAREHOLDER GUIDE
--------------------------------------------------------------------------------
SALES CHARGE CALCULATION

Class A(1)

Class A shares of the Funds are sold subject to the following sales charge:

                            International
                            Equity Funds,             International
                      and Precious Metals Funds         Income Fund
                     --------------------------   -------------------------
                        As a %                     As a %
                        of the       As a % of     of the       As a % of
                       offering        net        offering        net
Your Investment         price      asset value     price      asset value
 Less than $50,000       5.75         6.10         4.75          4.99
 $50,000 - $99,999       4.50         4.71         4.50          4.71
 $100,000 - $249,999     3.50         3.63         3.50          3.63
 $250,000 - $499,999     2.50         2.56         2.50          2.56
 $500,000 - $1,000,000   2.00         2.04         2.00          2.04
 $1,000,000 and over         See below                  See below

(1) Shareholders that purchased funds that were a part of the Lexington family of funds at the time of purchase are not subject to sales charges for the life of their account.

Investments of $1 Million or More. There is no front-end sales charge if you purchase Class A shares in an amount of $1 million or more. However, the shares will be subject to a contingent deferred sales charge if they are redeemed within one or two years of purchase, depending on the amount of the purchase, as follows:

                                            Period during which
      Your investment            CDSC          CDSC applies
 $1,000,000 to $2,499,999        1.00%           2 years
 $2,500,000 to $4,999,999        0.50%           1 year
 $5,000,000 and over             0.25%           1 year

However, Class A shares that were purchased in an amount of $1 million or more through Funds that were part of the Nicholas-Applegate Mutual Funds at the time of purchase will be subject to a contingent deferred sales charge of 1% within one year from the date of purchase.

Class A shares that were purchased in an amount of $1 million or more through funds that were part of the Northstar family of funds and the ING family of funds at the time of purchase may be subject to a different contingent deferred sales charge period of 18 months and 12 months respectively, from the date of purchase. See the SAI for further information.


Class B and Class C

Class B and Class C shares are offered at their net asset value per share without any initial sales charge. However, you may be charged a contingent deferred sales charge (CDSC) on shares that you sell within a certain period of time after you bought them. The amount of the CDSC is based on the lesser of the net asset value of the shares at the time of purchase or redemption. There is no CDSC on shares acquired through the reinvestment of dividends and capital gains distributions. The CDSCs are as follows:

Class B Deferred Sales Charge(2)

                                  CDSC on shares
 Years after purchase                being sold
   1st year                              5%
   2nd year                              4%
   3rd year                              3%
   4th year                              3%
   5th year                              2%
   6th year                              1%
   After 6th year                      none

(2) Class B shares that were purchased through funds that were part of the Northstar family of funds at the time of purchase are subject to a different contingent deferred sales charge. Please see the SAI for further information.

Class C Deferred Sales Charge

                          CDSC on shares
 Years after purchase       being sold
 1st year                      1%
 After 1st year               none

To keep your CDSC as low as possible, each time you place a request to redeem shares the Funds will first redeem shares in your account that are not subject to a CDSC, and then will sell shares that have the lowest CDSC.

Class M

Class M shares are sold subject to the following sales charge.

                                  Asia-Pacific
                                   Equity Fund
                         -------------------------------
                               As a %           As a %
                               of the           of net
                              offering           asset
Your investment                 price            value
 Less than $50,000              3.50%            3.63%
 $50,000 - $99,999              2.50%            2.56%
 $100,000 - $249,999            1.50%            1.52%
 $250,000 - $499,999            1.00%            1.01%
 $500,000 and over             none             none

                          If you have any questions, please call 1-800-992-0180.

                                                         Shareholder Guide    49

SHAREHOLDER GUIDE                                         CHOOSING A SHARE CLASS
--------------------------------------------------------------------------------
Sales Charge Reductions and Waivers

Reduced Sales Charges. You may reduce the initial sales charge on a purchase of Class A or Class M shares of the Funds by combining multiple purchases to take advantage of the breakpoints in the sales charge schedules. You may do this by:

* Letter of Intent -- lets you purchase shares over a 13 month period and pay the same sales charge as if the shares had all been purchased at once.

* Rights of Accumulation -- lets you add the value of shares of any open-end Pilgrim Fund (excluding the Money Market Fund) you already own to the amount of your next purchase for purposes of calculating the sales charge.

* Combination Privilege -- shares held by investors in the Pilgrim Funds which impose a CDSC may be combined with Class A or Class M shares for a reduced sales charge.

See the Account Application or the Statement of Additional Information for details, or contact your financial representative or the Shareholder Servicing Agent for more information.

CDSC Waivers. If you notify the Transfer Agent at the time of redemption, the CDSC for each Class will be waived in the following cases:

* redemptions following the death or permanent disability of a shareholder if made within one year of death or the initial determination of permanent disability. The waiver is available only for shares held at the time of death or initial determination of permanent disability.

* for Class B Shares, redemptions pursuant to a Systematic Withdrawal Plan, up to a maximum of 12% per year of a shareholder's account value based on the value of the account at the time the plan is established and annually thereafter, provided all dividends and distributions are reinvested and the total redemptions do not exceed 12% annually.

* mandatory distributions from a tax-deferred retirement plan or an IRA. However, if you purchased shares that were part of the Nicholas-Applegate Mutual Funds, you may be eligible for a CDSC waiver prior to the mandatory distribution age.

* If you think you may be eligible for a CDSC waiver, contact your financial representative or the Shareholder Servicing Agent.

Reinstatement Privilege. If you sell Class B and Class C shares of a Pilgrim Fund, you may reinvest some or all of the proceeds in the same share class within 90 days without a sales charge. Reinstated Class B and Class C shares will retain their original cost and purchase date for purposes of the CDSC. This privilege can be used only once per calendar year. If you want to use the Reinstatement Privilege, contact your financial representative or the Shareholder Servicing Agent. Consult the SAI for more information.

Sales Charge Waivers. Class A or Class M shares may be purchased without a sales charge by certain individuals and institutions. For additional information, contact the Shareholder Servicing Agent, or see the Statement of Additional Information.

50    Shareholder Guide

HOW TO PURCHASE SHARES                                         SHAREHOLDER GUIDE
--------------------------------------------------------------------------------
The minimum initial investment amounts for the Pilgrim Funds are as follows:

*    Non-retirement accounts: $1,000

*    Retirement accounts: $250

* Pre-Authorized Investment Plan: $100 to open; you must invest at least $100 a month.

The minimum additional investment is $100.

Make your investment using the table on the right.

The Funds and the Distributor reserve the right to reject any purchase order. Please note that cash, travelers checks, third party checks, money orders and checks drawn on non-US banks (even if payment may be effected through a US bank) will not be accepted. The Pilgrim Funds reserve the right to waive minimum investment amounts. The Funds reserve the right to liquidate sufficient shares to recover annual transfer agent fees or to close your account and redeem your shares should you fail to maintain your account value at a minimum of $1,000.00 ($250.00 for IRAs).

Retirement Plans

The Funds have available prototype qualified retirement plans for both corporations and for self-employed individuals. They also have available prototype IRA, Roth IRA and Simple IRA plans (for both individuals and employers), Simplified Employee Pension Plans, Pension and Profit Sharing Plans and Tax Sheltered Retirement Plans for employees of public educational institutions and certain non-profit, tax-exempt organizations. State Street Bank and Trust Company (SSB) acts as the custodian under these plans. For further information, contact the Shareholder Servicing Agent at (800) 992-0180. SSB currently receives a $12 custodial fee annually for the maintenance of such accounts.

                             Initial                  Additional
       Method               Investment                Investment
-----------------------------------------------------------------------
   By Contacting   An investment
   Your            professional with an
   Investment      authorized firm
   Professional    can help you establish
                   and maintain your
                   account.

   By Mail         Visit or consult an         Visit or consult an
                   investment                  investment
                   professional. Make          professional. Fill out
                   your check payable to       the Account Additions
                   the Pilgrim Funds and       form included on the
                   mail it, along with a       bottom of your account
                   completed Application.      statement along with
                   Please indicate your        your check payable to
                   investment professional     the Fund and mail
                   on the New Account          them to the address on
                   Application                 the account statement.
                                               Remember to write
                                               your account number
                                               on the check.

   By Wire         Call the ING Pilgrim        Wire the funds in the
                   Operations Department       same manner described
                   at (800) 336-3436 to        under "Initial
                   obtain an account           Investment."
                   number and indicate
                   your investment
                   professional on the
                   account.
                   Instruct your bank to
                   wire funds to the
                   Fund in the care of:
                   State Street Bank and
                   Trust Company ABA
                   #101003621 Kansas
                   City, MO credit to:
                   -------------- (the
                   Fund) A/C #751-8315;
                   for further credit
                   to: -----------------
                   Shareholder A/C
                   #----------------
                   (A/C # you received
                   over the telephone)
                   Shareholder Name:
                   ---------------------
                   (Your Name Here)
                   After wiring funds
                   you must complete the
                   Account Application
                   and send it to: ING
                   Pilgrim Funds P.O.
                   Box 219368 Kansas
                   City, MO 64121-6368

                          If you have any questions, please call 1-800-992-0180.

                                                         Shareholder Guide    51

SHAREHOLDER GUIDE                                           HOW TO REDEEM SHARES
--------------------------------------------------------------------------------
You may redeem shares using the table on the right.

Under unusual circumstances, a Fund may suspend the right of redemption as allowed by federal securities laws.

Systematic Withdrawal Plan

You may elect to make periodic withdrawals from your account on a regular basis.

*    Your account must have a current value of at least $10,000.

*    Minimum withdrawal amount is $100.

*    You may choose from monthly, quarterly, semi-annual or annual payments.

For additional information, contact the Shareholder Servicing Agent, see the Account Application or the Statement of Additional Information.

Payments

Normally, payment for shares redeemed will be made within three days after receipt by the Transfer Agent of a written request in good order. When you place a request to redeem shares for which the purchase money has not yet been collected, the request will be executed at the next determined net asset value, but the Fund will not release the proceeds until your purchase payment clears. This may take up to 15 days or more. To reduce such delay, purchases should be made by bank wire or federal funds.

Each Fund normally intends to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, a Fund may make payment wholly or partly in securities at their then current market value equal to the redemption price. In such case, a Fund could elect to make payment in securities for redemptions in excess of $250,000 or 1% of its net assets during any 90-day period for any one shareholder. An investor may incur brokerage costs in converting such securities to cash.

Redemption Fee

A 2% redemption fee will be charged on the redemption of shares of the Pilgrim Troika Dialog Russia Fund held less than 365 days and shares of the Pilgrim Global Technology Fund held less than 90 days. The redemption fee will not apply to shares representing the reinvestment of dividends and capital gains distributions. The redemption fee will be applied on a share by share basis using the "first shares in, first shares out" (FIFO) method. Therefore, the oldest shares are sold first.

            Method                      Procedures
 By Contacting Your        You may redeem by contacting your
 Investment Professional   investment professional. Investment
                           professionals may charge for their services in connection with your redemption request, but neither the Fund nor the Distributor imposes any such charge.

By Mail Send a written request specifying the Fund name and share class, your account number, the name(s) in which the account is registered, and the dollar value or number of shares you wish to redeem to:
                           ING Pilgrim Funds
                           P.O. Box 219368
                           Kansas City, MO 64121-6368
                           If certificated shares have been issued, the certificate must accompany the written request. Corporate investors and other associations must have an appropriate certification on file authorizing redemptions. A suggested form of such certification is provided on the Account Application. A signature guarantee may be required.

By Telephone --            You may redeem shares by telephone on all
Expedited Redemption       accounts other than retirement accounts,
                           unless you check the box on the Account Application which signifies that you do not wish to use telephone redemptions. To redeem by telephone, call the Shareholder Servicing Agent at (800) 992-0180.
                           Receiving Proceeds By Check: You may have redemption proceeds (up to a maximum of $100,000) mailed to an address which has been on record with Pilgrim Funds for at least 30 days. Receiving Proceeds By Wire: You may have redemption proceeds (subject to a minimum of $5,000) wired to your pre-designated bank account.
                           You will not be able to receive redemption proceeds by wire unless you check the box on the Account
                           Application which signifies that you wish to receive redemption proceeds by wire and attach a voided check. Under normal circumstances, proceeds will be transmitted to your bank on the business day following receipt of your instructions, provided redemptions may be made. In the event that share certificates have been issued, you may not request a wire redemption by telephone.

52    Shareholder Guide

TRANSACTION POLICIES                                           SHAREHOLDER GUIDE
--------------------------------------------------------------------------------

Net Asset Value

The net asset value (NAV) per share for each Fund and class is determined each business day as of the close of regular trading on the New York Stock Exchange (usually at 4:00 p.m. Eastern Time). The NAV per share of each class of each Fund is calculated by taking the value of the Fund's assets attributable to that class, subtracting the Fund's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. Because foreign securities may trade on days when the Funds do not price shares, the net asset value of a Fund that invests in foreign securities may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations, and short-term debt securities, and for situations where market quotations are deemed unreliable. Short-term debt securities having a maturity of 60 days or less are valued at amortized cost, unless the amortized cost does not approximate market value. Securities prices may be obtained from automated pricing services. When market quotations are not readily available or are deemed unreliable, securities are valued at their fair value as determined in good faith under the supervision of the Board of Directors or Trustees. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations.

Price of Shares

When you buy shares, you pay the NAV plus any applicable sales charge. When you sell shares, you receive the NAV minus any applicable deferred sales charge. Exchange orders are effected at NAV.

Execution of Requests

Purchase and sale requests are executed at the next NAV determined after the order is received in proper form by the Transfer Agent or Distributor. A purchase order will be deemed to be in proper form when all of the required steps set forth above under "How to Purchase Shares" have been completed. If you purchase by wire, however, the order will be deemed to be in proper form after the telephone notification and the federal funds wire have been received. If you purchase by wire, you must submit an application form in a timely fashion. If an order or payment by wire is received after the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time), the shares will not be credited until the next business day.

You will receive a confirmation of each new transaction in your account, which also will show you the number of Fund shares you own including the number of shares being held in safekeeping by the Transfer Agent for your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership. Certificates representing shares of the Funds will not be issued unless you request them in writing.

Telephone Orders

The Funds and their transfer agent will not be responsible for the authenticity of phone instructions or losses, if any, resulting from unauthorized shareholder transactions if they reasonably believe that such instructions were genuine. The Funds and their transfer agent have established reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording telephone instructions for exchanges and expedited redemptions, requiring the caller to give certain specific identifying information, and providing written confirmation to shareholders of record not later than five days following any such telephone transactions. If the Funds and their transfer agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions.

Exchanges

You may exchange shares of a Fund for shares of the same class of any other ING Pilgrim Fund, except for Lexington Money Market Trust and ING Pilgrim Corporate Leaders Trust Fund, without paying any additional sales charge, except that Class A shares of the Pilgrim Money Market Fund for which no sales charge was paid must pay the applicable sales load on an exchange into Class A shares of another Fund. Shares subject to a CDSC will continue to age from the date that the original shares were purchased. If you exchange shares of a Fund that at the time you acquired the shares was a Nicholas-Applegate Mutual Fund, the shares you receive on the exchange will be subject to the current CDSC structure and conversion rights of the Fund being acquired, although the shares will continue to age for CDSC and conversion purposes from the date the original shares were acquired.

The total value of shares being exchanged must at least equal the minimum investment requirement of the Fund into which they are being exchanged. Exchanges of shares are sales and may result in a gain or loss for federal and state income tax purposes. There is no specific limit on exchange frequency; however, the Funds are intended for long-term investment and not as a short-term trading vehicle. The Adviser may prohibit excessive exchanges (more than four per year). The adviser also may, on 60 days' prior notice, restrict the frequency of, otherwise modify, or impose charges of up to $5.00 upon exchanges.

You will automatically have the ability to request an exchange by calling the Shareholder Service Agent unless you mark the box on the Account Application that indicates that you do not wish to have the telephone exchange privilege. A Fund may change or cancel its exchange policies at any time, upon 60 days' written notice to shareholders.

                          If you have any questions, please call 1-800-992-0180.

                                                         Shareholder Guide    53

SHAREHOLDER GUIDE                                           TRANSACTION POLICIES
--------------------------------------------------------------------------------

Systematic Exchange Privilege

With an initial account balance of at least $5,000 and subject to the information and limitations outlined above, you may elect to have a specified dollar amount of shares systematically exchanged, monthly, quarterly, semi-annually or annually (on or about the 10th of the applicable month), from your account to an identically registered account in the same class of any other open-end Pilgrim Fund. This exchange privilege may be modified at any time or terminated upon 60 days' written notice to shareholders.

Small Accounts

Due to the relatively high cost of handling small investments, the Funds reserve the right upon 30 days' written notice to redeem, at Net Asset Value (NAV), the shares of any shareholder whose account (except for IRAs) has a value of less than $1,000, other than as a result of a decline in the NAV per share.

Account Access

Unless your ING Pilgrim shares are held through a third-party fiduciary or in an omnibus registration at your bank or brokerage firm, you may be able to access your account information over the internet at www.pilgrimfunds.com, or via touch tone telephone by calling (800) 992-0180 and selecting Option 1. Should you wish to speak with a Shareholder Service Representative you may call the toll-free number listed above and select Option 2.

54    Shareholder Guide

ADVISERS                                                 MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

ING Pilgrim Investments, Inc. ("ING Pilgrim" or "ING Pilgrim Investments") serves as the investment adviser to each of the Funds (except Global Communications, Global Information Technology and European Equity Funds). ING Pilgrim has overall responsibility for the management of these Funds. ING Mutual Funds Management Co. LLC ("IMFC") serves as the investment adviser to the Global Communications, Global Information Technology and European Equity Funds, ING Pilgrim and IMFC provide or oversee all investment advisory and portfolio management services for each Fund, and assist in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

Organized in December 1994, ING Pilgrim is registered as an investment adviser. ING Pilgrim is an indirect wholly-owned subsidiary of ReliaStar Financial Corp. ("ReliaStar"). Through its subsidiaries, ReliaStar offers individuals and institutions life insurance and annuities, employee benefits products and services, life and health reinsurance, retirement plans, mutual funds, bank products, and personal finance education.

On July 26, 2000, ReliaStar was acquired by ING Group (NYSE: ING). ING Group is a global financial institution active in the field of insurance, banking, and asset management in more than 65 countries, with almost 100,000 employees.

Prior to April 30, 2000, Pilgrim Advisors, Inc. ("Pilgrim Advisors") served as investment adviser to certain of the Funds. On April 30, 2000, Pilgrim Advisors, an indirect wholly-owned subsidiary of ReliaStar, merged with ING Pilgrim Investments. Pilgrim Advisors and ING Pilgrim Investments were sister companies and shared certain resources and investment personnel.

Prior to July 26, 2000, Lexington Management Corporation ("Lexington") served as investment adviser to certain of the Funds. On July 26, 2000, ReliaStar acquired Lexington Global Asset Managers, Inc., the parent company of Lexington, and ING Pilgrim Investments was approved as Adviser to the Funds formerly advised by Lexington.

Organized  in            ,IMFC is registered as an investment adviser. IMFC is a
wholly-owned subsidiary of ING Group.

As of December 31, 2000, ING Pilgrim managed over $ billion in assets.

As of December 31, 2000, IMFC managed over $ billion in assets.

ING Pilgrim's and IMFC's principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING Pilgrim and IMFC receive a monthly fee for their services based on the average daily net assets of each of the Funds.

The following table shows the aggregate annual management fee paid by each Fund for the most recent fiscal year as a percentage of that Fund's average daily net assets:

                                   Management
Fund                                 Fee
 Worldwide Growth                    1.00%
 Global Corporate Leaders            1.00
 International Value                 1.00
 International                       1.00
 International Core Growth           1.00
 International SmallCap Growth       1.00
 Emerging Markets Value              1.00
 Emerging Countries                  1.25
 Worldwide Emerging Markets          1.00
 Global Technology                   1.25
 Global Communications               1.00
 Global Information Technology       1.25
 Asia-Pacific Equity                 1.25
 SmallCap Asia Growth                1.25
 European Equity                     1.15
 Troika Dialog Russia                1.25
 Gold                                0.95
 Silver                              1.00
 Global Income                       1.00

ING Pilgrim Directly Manages the Portfolios of the Following Funds:

Worldwide Growth Fund

The following individuals share responsibility for the day-to-day management of the Worldwide Growth Fund: Mary Lisanti, Executive Vice President and Chief Investment Officer--Domestic Equities of ING Pilgrim, has served as a Senior Portfolio Manager of the domestic equity portion of the Worldwide Growth Fund's assets since October 2000. Prior to joining ING Pilgrim in October 1999, Ms. Lisanti was Executive Vice President and Chief Investment Officer -- Domestic Equities with Northstar Investment Management Corp., which subsequently merged into ING Pilgrim. From 1996 to 1998, Ms. Lisanti was a Portfolio Manager at Strong Capital Management. >From 1993 to 1996, Ms. Lisanti was a Managing Director and Head of Small- and Mid-Capitalization Equity Strategies at Bankers Trust Corp. Thomas J. Sullivan, Vice President of ING Pilgrim, has served as a Portfolio Manager of the domestic equity portion of the Worldwide Growth Fund's assets since October 1, 2000. Prior to joining ING Pilgrim in September 2000, Mr. Sullivan was a Partner and Equity Trader for First NY Securities, LLC. From April, 1994 to March, 2000, Mr. Sullivan was Vice President and portfolio manager at Nicholas-Applegate Capital Management.

Richard T. Saler, Senior Vice President and Director of International Equity Investment Strategy of ING Pilgrim, has served as Senior Portfolio Manager of the international portion of the Worldwide Growth Fund's assets since October 2000. From 1986 until July 2000, he was Senior Vice President and Director of International Equity Strategy at Lexington (which was acquired by ING Pilgrim's parent company in July 2000).

                          If you have any questions, please call 1-800-992-0180.

                                                   Management of the Funds    55

MANAGEMENT OF THE FUNDS                                                 ADVISERS
--------------------------------------------------------------------------------

Phillip A. Schwartz, Senior Vice President and Director of International Equity Investment Strategy of ING Pilgrim, has served as Senior Portfolio Manager of the international portion of the Worldwide Growth Fund's assets since October, 2000. Prior to joining ING Pilgrim in July 2000, Mr. Schwartz was Senior Vice President and Director of International Equity Investment Strategy at Lexington (which was acquired by ING Pilgrim's parent company in July 2000). Prior to 1993, Mr. Schwartz was a Vice President of European Research Sales with Cheuvreux de Virieu in Paris and New York.


Global Corporate Leaders Fund

Richard T. Saler, whose background is described above, has served as a member of the portfolio management team that manages Global Corporate Leaders Fund since July 1994.

Philip A. Schwartz, whose background is described above, has served as as a member of the portfolio management team that manages Global Corporate Leaders Fund since January 1998.

Alan H. Wapnick, Senior Vice President and Senior Portfolio Manager of ING Pilgrim, has served as a member of the portfolio management team that manages Global Corporate Leaders Fund since January 1998. Mr. Wapnick joined ING Pilgrim in July 2000. Prior to July 2000, he was Senior Vice President and Senior Portfolio Manager at Lexington (which was acquired by ING Pilgrim's parent company in July 2000).

International Fund and International Core Growth Fund

Richard T. Saler, whose background is described above, has served as the Senior Portfolio Manager of the portfolio management team that manages International Fund since January 1994, and International Core Growth Fund since October 2000.

Philip A. Schwartz, whose background is described above, has served as a member of the portfolio management team that manages International Fund since January 1998 and International Core Growth Fund since October 2000.

Worldwide Emerging Markets Fund and Emerging Countries Fund.

Richard T. Saler, whose background is described above, has served as the Senior Portfolio Manager of the portfolio management team that manages Worldwide Emerging Markets Fund since June 7, 2000, and Emerging Countries Fund since October 2000.

Phillip A. Schwartz, whose background is described above, has served as a member of the portfolio management team that manages Worldwide Emerging Markets Fund since June 7, 2000, and Emerging Countries Fund since October 2000.

Jan Wim Derks, Vice President of ING Pilgrim, has served as a member of the portfolio management team that manages the Emerging Countries Fund and the Worldwide Emerging Markets Fund since October 2000. In addition to his role with ING Pilgrim, Mr. Derks also serves as Director of Global Emerging Markets Equities at ING Investment Management -- Europe. Prior to joining ING Investment Management -- Europe in 1997, Mr. Derks managed a Latin American equity fund with ABN AMRO.

Eric Anderson, Vice President of ING Pilgrim, has served as a member of the portfolio management team that manages the Emerging Countries Fund and the Worldwide Emerging Markets Fund since October 2000. In addition to his role with ING Pilgrim, Mr. Anderson also serves as Senior Portfolio Manager -- Global Emerging Markets Equities at ING Investment Management -- Americas. Prior to joining ING Investment Management -- Americas in 1997, Mr. Anderson managed a Latin America equity portfolio and participated in the management of an emerging market debt portfolio at Offitbank in New York.

Bratin Sanyal, Vice President of ING Pilgrim, has served as a member of the portfolio management team that manages the Emerging Countries Fund and the Worldwide Emerging Markets Fund since October 2000. In addition to his role with ING Pilgrim, Mr. Sanyal serves as the Senior Portfoio Manager -- Global Emerging Markets Equities at ING Investment Management -- Europe. Mr. Sanyal has held several positions with ING Investment Management -- Europe, most recently as an Asian equity fund manager. Prior to joining ING Investment Management -- Europe in 1993, he was an economist at the World Bank where he structured debt workouts for the Highly Indebted Countries.

Global Technology Fund

The following individuals share responsibility for the day-to-day management of Global Technology Fund:

Richard T. Saler, whose background is described above, has served as a member of the portfolio management team that manages Global Technology Fund since June 2000.

Phillip A. Schwartz, whose background is described above, has served as a member of the portfolio management team that manages Global Technology Fund since June 2000.

Alan H. Wapnick, whose background is described above, has served as a member of the portfolio management team that manages Global Technology Fund since June 2000.

Asia-Pacific Equity Fund and SmallCap Asia Growth Fund

Richard T. Saler, whose background is described above, has served as a member of the portfolio management team that manages Asia-Pacific Equity Fund and SmallCap Asia Growth Fund since January 2000.

Philip A. Schwartz, whose background is described above, has served as a member of the portfolio management team that manages Asia-Pacific Equity Fund and SmallCap Asia Growth Fund since January 2000.

Troika Dialog Russia Fund

Jan Wim Derks, whose background is described above, has served as a member of the portfolio management team that manages Troika Dialog Russia Fund since January 2000.

56    Management of the Funds

SUB-ADVISERS                                             MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

Mr. Oubadia has seven years experience in portfolio management. He is Vice President of ING Pilgrim. Mr. Oubadia is responsible for investments in the emerging markets of Europe, including Russia. He joined IIM in September 1996 when he was the Senior Equity Manager at IIM's office in Prague in the Czech Republic. He joined IIM's global emerging markets team in January 1998. Mr. Oubadia holds an MBA from Concordia University in Montreal, Canada.

Gold Fund and Silver Fund

James A. Vail has served as the Portfolio Manager of Gold Fund and Silver Fund since June 1998.

Mr. Vail has served as Vice President and Portfolio Manager of ING Pilgrim since July 2000. He is a Chartered Financial Analyst, a member of the New York Society of Security Analysts and has 25 years of investment experience. Prior to joining ING Pilgrim in July 2000, he was a Vice President at Lexington (which was acquired by ING Pilgrim's parent company in July 2000) Prior to joining Lexington in 1991, Mr. Vail held investment research positions with Chemical Bank, Oppenheimer & Co., Robert Fleming, Inc. and most recently, Beacon Trust Company, where he was a Senior Investment Analyst.

Global Income Fund

Denis P. Jamison, Senior Vice President and Senior Portfolio Manager of ING Pilgrim, since July 2000, has served as Senior Portfolio Manager of Global Income Fund since July 1986. Prior to July 2000, he was a Senior Vice President at Lexington (which was acquired by ING Pilgrim's parent company in July 2000). He is a Chartered Financial Analyst and a member of the New York Society of Security Analysts.

For the following Funds, ING Pilgrim or IMFC has engaged a Sub-Adviser to provide the day-to-day management of the Fund's portfolio. The Sub-Advisers are among the most respected institutional investment advisers in the world, and have been selected primarily on the basis of their successful application of a consistent, well-defined, long-term investment approach over a period of several market cycles

International Value Fund and Emerging Markets Value Fund

Brandes Investment Partners, L.P.

A registered investment adviser, Brandes Investment Partners, L.P. (Brandes) serves as Sub-Adviser to the Pilgrim International Value Fund and the Pilgrim Emerging Markets Value Fund. The company was formed in May 1996 as the successor to its general partner, Brandes Investment Partners, Inc. which has been providing investment advisory services (through various predecessor entities) since 1974. Brandes currently manages over $33 billion in international portfolios. Brandes' principal address is 12750 High Bluff Drive, San Diego, California 92130.

Charles Brandes has co-managed the Pilgrim International Value Fund and the Pilgrim Emerging Markets Value Fund since the Funds were formed in March 1995 and January 1998, respectively. Mr. Brandes has over 31 years of investment management experience. He founded the general partner of Brandes in 1974 and owns a controlling interest in it. At Brandes, he serves as a Managing Partner. He is a Chartered Financial Analyst and a Member of the Association for Investment Management and Research.

Ian Sunder has co-managed the Pilgrim Emerging Markets Value Fund since the Fund was formed in January 1998. Mr. Sunder has over nine years of investment management experience. At Brandes, he serves as a Portfolio Manager. He is a Chartered Financial Analyst, and a Member of the Association for Investment Management and Research and the Financial Analysts Society.

Jeff Busby has co-managed the Pilgrim International Value Fund since the fund was formed in March 1995. Mr. Busby has over 13 years of investment management experience. At Brandes, he serves as a Managing Partner. He is also responsible for overseeing all trading activities for the firm. He is a Chartered Financial Analyst, and a Member of the Association for Investment Management and Research and the Financial Analysts Society.

International SmallCap Growth Fund

Nicholas-Applegate Capital Management (NACM)

NACM serves as Sub-Adviser to the Fund listed above. Founded in 1984, NACM manages over $40 billion of discretionary assets for numerous clients, including employee benefit plans of corporations, public retirement systems and unions, university endowments, foundations, and other institutional investors and individuals. The Fund listed above is managed by a team of portfolio managers and analysts employed by NACM. NACM has offices in San Diego, New York, Chicago and San Francisco. It's principal business address is 600 West Broadway, San Diego, California 92101.

                          If you have any questions, please call 1-800-992-0180.

                                                   Management of the Funds    57

MANAGEMENT OF THE FUNDS                                             SUB-ADVISERS
--------------------------------------------------------------------------------

Global Communications Fund, Global Information Technology Fund and European Equity Fund

ING Investment Management LLC. ING Investment Management Advisors B.V. ("IIMA") serves as Sub-Adviser to the ING Pilgrim European Equity Fund, the ING Pilgrim Global Information Technology Fund and the ING Pilgrim Global Communications Fund. IIMA is located at Schenkkade 65, 2595 AS the Hague, The Netherlands. IIMA is a company organized to manage investments and provide investment advice on a worldwide basis to entities affiliated and unaffiliated with ING Group. IIMA operates under the collective management of ING Investment Management which has assets under management of $ billion as of December 31, 2000.

ING Global Communications Fund. Mr. Daniel Hayes has primary responsibility in managing the Fund. Mr. Hayes has been employed by IIMA and its affiliates since 1998 and has ten years of investment experience.

ING Global Information Technology Fund. Mr. Guy Uding has primary responsibility for managing the Fund and heads a three member team of investment professionals. Mr. Uding has been employed by IIMA and it affiliates since 1995 and has five years of investment experience.

ING European Equity Fund. Mr. Adrian van Tiggelen has primary responsibility for managing the Fund and heads an eight member team of investment professionals. The average experience of the team is nine years. Mr. van Tiggelen has been employed by IIMA and its affiliates since 1988 and has eleven years of investment experience.

58    Management of the Funds

DIVIDENDS, DISTRIBUTIONS AND TAXES                               DIVIDENDS/TAXES
--------------------------------------------------------------------------------

Dividends

The Funds generally distribute most or all of their net earnings in the form of dividends. Each Fund pays dividends and capital gains, if any, annually, except for Global Income Fund, which pays dividends quarterly.

Dividend Reinvestment

Unless you instruct a Fund to pay you dividends in cash, dividends and distributions paid by a Fund will be reinvested in additional shares of the Fund. You may, upon written request or by completing the appropriate section of the Account Application, elect to have all dividends and other distributions paid on Class A, B, C or M shares of a Fund invested in another ING Pilgrim Fund which offers the same class shares. If you are a shareholder of ING Pilgrim Prime Rate Trust, whose shares are not held in a broker or nominee account, you may, upon written request, elect to have all dividends invested into a pre-existing Class A account of any open-end Pilgrim Fund.

Taxes

The following information is meant as a general summary for U.S. shareholders. Please see the Statement of Additional Information for additional information. You should rely on your own tax adviser for advice about the particular federal, state and local tax consequences to you of investing in a Fund.

Each Fund will distribute most of its net investment income and net capital gains to its shareholders each year. Although the Funds will not be taxed on amounts they distribute, most shareholders will be taxed on amounts they receive. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. It does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional Fund shares. For example, if a Fund designates a particular distribution as a long-term capital gains distribution, it will be taxable to you at your long-term capital gains rate.

Dividends declared by a Fund in October, November or December and paid during the following January may be treated as having been received by shareholders in the year the distributions were declared.

You will receive an annual statement summarizing your dividend and capital gains distributions.

If you invest through a tax-deferred account, such as a retirement plan, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

There may be tax consequences to you if you sell or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you hold those shares. If you exchange shares, you may be treated as if you sold them. You are responsible for any tax liabilities generated by your transactions.

As with all mutual funds, a Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

59    Dividends, Distributions and Taxes

                                                   MORE INFORMATION ABOUT RISKS
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All mutual funds involve risk -- some more than others -- and there is always the chance that you could lose money or not earn as much as you hope. A Fund's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Funds may invest and certain of the investment practices that the Funds may use. For more information about these and other types of securities and investment techniques that may be used by the Funds, see the Statement of Additional Information
(SAI).

Many of the investment techniques and strategies discussed in this prospectus and in the SAI are discretionary, which means that the Adviser or Sub-Adviser can decide whether to use them or not. The Funds named below invest in these securities or use these techniques as part of the Fund's principal investment strategy. However, the Adviser or Sub-Adviser of any Fund may also use these investment techniques or make investments in securities that are not a part of the Fund's principal investment strategy.

PRINCIPAL RISKS

Investments in Foreign Securities (All Funds). There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Funds, including the withholding of dividends.

Each Fund that invests in foreign securities may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts to have the necessary currencies to settle transactions, or to help protect Fund assets against adverse changes in foreign currency exchange rates, or to provide exposure to a foreign currency commensurate with the exposure to securities from that country. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to the Fund.

Emerging Markets Investments (All Funds) Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries. These risks include: high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasonal financial systems; environmental problems; less well developed legal systems; and less reliable custodial services and settlement practices.

Inability to Sell Securities (All Funds). Some securities usually trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small and mid-size U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in emerging markets. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

High Yield Securities (Troika Dialog Russia Fund and Global Income Fund). Investments in high yield securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. High yield securities are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The prices of high yield securities have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. High yield securities structured as zero coupon or pay-in-kind securities tend to be more volatile. The secondary market in which high yield securities are traded is generally less liquid than the market for higher grade bonds. At times of less liquidity, it may be more difficult to value high yield securities.

Corporate Debt Securities (Global Corporate Leaders, International, Worldwide Emerging Markets and Global Income Funds). Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity. When

                          If you have any questions, please call 1-800-992-0180.

                                             More Information About Risks     60
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MORE INFORMATION ABOUT RISKS
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interest rates decline, the value of the Fund's debt securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

One measure of risk for fixed income securities is duration. Duration is one of the tools used by a portfolio manager in selection of fixed income securities. Historically, the maturity of a bond was used as a proxy for the sensitivity of a bond's price to changes in interest rates, otherwise known as a bond's "interest rate risk" or "volatility." According to this measure, the longer the maturity of a bond, the more its price will change for a given change in market interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Duration is a measure of average life of a bond on a present value basis, which was developed to incorporate a bond's yield, coupons, final maturity and call features into one measure. For point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years, and the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in interest rates may impact the duration calculation.

Convertible Securities (All Funds). The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security, and as such is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. A Fund may be required to redeem or convert a convertible security before the holder would otherwise choose.

Interests in Loans (Global Income Fund). Certain Funds may invest in participation interests or assignments in secured variable or floating rate loans, which include participation interests in lease financings. Loans are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to the Fund's investment. Many loans are relatively illiquid, and may be difficult to value.

Portfolio Turnover. Each Fund, except International Value, Emerging Markets Value, Troika Dialog Russia, Gold, Silver and Global Income Funds, is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A high portfolio turnover rate involves greater expenses to a Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse effect on the performance of the Fund.

Communications Technology Risk (Global Communications Fund). Communications companies are generally subject to the rate of change in technology, which is higher than other industries. In addition, products and services of companies engaged in the communications industry are subject to relatively high risks of rapid obsolescence caused by scientific and technological advances. Swings in investor psychology or significant trading by large institutional investors can result in significant price fluctuations and stock price declines.

Governmental Regulation (Global Communications Fund). Certain communications industries, such as the telecommunications industry, may be subject to greater governmental regulation than many other industries. Accordingly, such industries may be subject to changes in governmental policies and the need for regulatory approvals may have a material effect on the products and services offered. Telephone operating companies in the United States, for example, are subject to both federal and state regulation affecting permitted rates of return and the kinds of services that may be offered.

Industry Concentration (Global Communications and Global Information Technology Funds). As a result of the Funds concentrating their assets in securities related to a particular industry, the Funds may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives.

Information Technology Risk (Global Information Technology Fund). Information technology companies are generally subject to the rate of change in technology, which is higher than other industries. In addition, products and services of companies engaged in the information technology industry are subject to relatively high risks of rapid obsolescence caused by scientific and technological advances. Swings in investor psychology or significant trading by large institutional investors can result in significant price fluctuations and stock price declines.

61    More Information About Risks
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                                                   MORE INFORMATION ABOUT RISKS
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OTHER RISKS

U.S. Government Securities. Some U.S. Government agency securities may be subject to varying degrees of credit risk particularly those not backed by the full faith and credit of the United States Government. All U.S. Government securities may be subject to price declines in the securities due to changing interest rates.

Other Investment Companies. Each Fund may invest up to 10% of its assets in other investment companies. When a Fund invests in other investment companies, you indirectly pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

Restricted and Illiquid Securities. Each Fund may invest in restricted and illiquid securities If a security is illiquid, the Fund might be unable to sell the security at a time when the Adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Mortgage-Related Securities. Although mortgage loans underlying a mortgage-backed security may have maturities of up to 30 years, the actual average life of a mortgage-backed security typically will be substantially less because the mortgages will be subject to normal principal amortization, and may be prepaid prior to maturity. Like other fixed income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by a Fund. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations.

Derivatives. Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements, options, forwards and futures. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect. Many of the Funds do not invest in these types of derivatives, and some do, so please check the description of the Fund's policies. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the Adviser or Sub-Adviser might imperfectly judge the market's direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market's movements and may have unexpected or undesired results, such as a loss or a reduction in gains.

Temporary Defensive Strategies. When the Adviser or Sub-Adviser to a Fund anticipates unusual market or other conditions, the Fund may temporarily depart from its principal investment strategies as a defensive measure. To the extent that a Fund invests defensively, it likely will not achieve capital appreciation.

Repurchase Agreements. Each Fund may enter into repurchase agreements, which involve the purchase by a Fund of a security that the seller has agreed to buy back. If the seller defaults and the collateral value declines, the Fund might incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the collateral at the desired time.

Lending Portfolio Securities. In order to generate additional income, certain Funds may lend portfolio securities in an amount up to 331|M/3% of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.

Borrowing. Certain Funds may borrow for certain types of temporary or emergency purposes subject to certain limits. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the net asset value of a Fund, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

Reverse Repurchase Agreements and Dollar Rolls. A reverse repurchase agreement or dollar roll involves the sale of a security, with an agreement to repurchase the same or substantially similar

                          If you have any questions, please call 1-800-992-0180.

                                             More Information About Risks     62

MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------
securities at an agreed upon price and date. Whether such a transaction produces a gain for a Fund depends upon the costs of the agreements and the income and gains of the securities purchased with the proceeds received from the sale of the security. If the income and gains on the securities purchased fail to exceed the costs, net asset value will decline faster than otherwise would be the case. Reverse repurchase agreements and dollar rolls, as leveraging techniques, may increase a Fund's yield; however, such transactions also increase a Fund's risk to capital and may result in a shareholder's loss of principal.

Short Sales. Certain Funds may make short sales. A "short sale" is the sale by a Fund of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.

Pairing Off Transactions. A pairing-off transaction occurs when a Fund commits to purchase a security at a future date, and then the Fund "pairs-off" the purchase with a sale of the same security prior to or on the original settlement date. Whether a pairing-off transaction on a debt security produces a gain depends on the movement of interest rates. If interest rates increase, then the money received upon the sale of the same security will be less than the anticipated amount needed at the time the commitment to purchase the security at the future date was entered and the Fund will experience a loss.

Percentage and Rating Limitations Unless otherwise stated, the percentage limitations in this prospectus apply at the time of investment.

63    More Information About Risks

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
The financial highlights tables on the following pages are intended to help you understand each Fund's financial performance for the past five years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). A report of each Fund's independent auditors, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request.

                          If you have any questions, please call 1-800-992-0180.

ING PILGRIM WORLDWIDE GROWTH FUND                           FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------
For the four months ended October 31, 2000, the information in the table below has been audited by PricewaterhouseCoopers LLP, independent auditors. For all periods ending prior to October 31, 2000, the financial information was audited by other independent auditors.

                                                                          Class A
                                        --------------------------------------------------------------------------
                                             Four                Three
                                            months    Year       months
                                            ended     Ended      ended                 Year ended March 31,
                                           Oct. 31,  June 30,    June 30,    -------------------------------------
                                           2000(1)    2000       1999(2)     1999       1998       1997       1996
------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period    $             23.58       21.39      19.33      16.88      16.57      14.29
Income from investment operations:
Net investment income (loss)            $             (0.15)         --      (0.02)      0.04      (0.16)     (0.07)
Net realized and unrealized gains
(loss) on investments                   $              9.62        2.19       5.78       5.33       2.20       2.86
Total from investment operations        $              9.47        2.19       5.76       5.37       2.04       2.79
Less distributions from:
Net investment income                   $                --          --       0.06         --         --       0.12
Net realized gains on investments       $              3.07          --       3.64       2.92       1.73       0.39
Net asset value, end of period          $             29.98       23.58      21.39      19.33      16.88      16.57
Total Return(4):                        %             42.43       10.24      33.56      34.55      12.51      19.79
Ratios/Supplemental Data:
Net assets, end of period (000's)       $           235,341      66,245     49,134     38,647     24,022     23,481
Ratios to average net assets:
Net expenses after expense
reimbursement(5)(6)                     %              1.67        1.75       1.86       1.86       1.85       1.85
Gross expenses prior to expense
reimbursement(5)                        %              1.67        1.75       2.02       2.21       2.17       2.17
Net investment income (loss) after
expense reimbursement(5)(6)             %             (0.79)      (0.03)     (0.62)     (0.69)     (0.93)     (0.35)
Portfolio turnover                      %               169          57        247        202        182        132
                                                                          Class B
                                        ------------------------------------------------------------------------------
                                           Four                   Three
                                          months       Year      months                                      May 31,
                                           ended      Ended       ended          Year ended March 31,      1995(3) to
                                         Oct. 31,    June 30,   June 30,      --------------------------     March 31,
                                            2000(1)    2000        1999(2)    1999       1998       1997       1996
-----------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period                   26.64      24.21      20.10      16.02      14.34      12.50
Income from investment operations:
Net investment income (loss)                           (0.28)     (0.03)     (0.08)     (0.17)     (0.14)     (0.05)
Net realized and unrealized gains
(loss) on investments                                  10.76       2.46       6.25       5.44       1.82       1.89
Total from investment operations                       10.48       2.43       6.17       5.27       1.68       1.84
Less distributions from:
Net investment income                                     --         --       0.01         --         --         --
Net realized gains on investments                       3.46         --       2.05       1.19         --         --
Net asset value, end of period                         33.66      26.64      24.21      20.10      16.02      14.34
Total Return(4):                                       41.54      10.04      32.74      34.03      11.72      14.72
Ratios/Supplemental Data:
Net assets, end of period (000's)                    130,988     27,938     18,556     10,083      5,942      1,972
Ratios to average net assets:
Net expenses after expense
reimbursement(5)(6)                                     2.32       2.40       2.51       2.51       2.50       2.50
Gross expenses prior to expense
reimbursement(5)                                        2.32       2.40       2.67       2.70       4.81       9.50
Net investment income (loss) after
expense reimbursement(5)(6)                            (1.44)     (0.68)     (1.31)     (1.37)     (1.62)     (1.28)
Portfolio turnover                                       169         57        247        202        182        132

                                                                               Class C
                                         ------------------------------------------------------------------------------
                                             Four                    Three
                                            months        Year       months
                                             ended       Ended       ended                Year ended March 31,
                                           Oct. 31,     June 30,    June 30,     -------------------------------------
                                           2000(1)       2000        1999(2)     1999       1998       1997       1996
----------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period    $                 23.69       21.52      19.05      16.92      16.76      14.44
Income from investment operations:
Net investment income (loss)            $                 (0.33)      (0.04)     (0.20)     (0.19)     (0.28)     (0.21)
Net realized and unrealized gains
(loss) on investments                   $                  9.65        2.21       5.83       5.41       2.23       2.92
Total from investment operations        $                  9.32        2.17       5.63       5.22       1.95       2.71
Less distributions from:
Net investment income                   $                   --          --        0.01        --         --        0.01
Net realized gains on investments       $                  3.09         --        3.15       3.09       1.79       0.38
Net asset value, end of period          $                 29.92       23.69      21.52      19.05      16.92      16.76
Total Return(4):                        %                 41.48       10.08      32.73      33.72      11.81      18.95
Ratios/Supplemental Data:
Net assets, end of period (000's)       $               239,432     111,250     98,470     84,292     70,345     71,155
Ratios to average net assets:
Net expenses after expense
reimbursement(5)(6)                     %                  2.32        2.40       2.51       2.51       2.50       2.50
Gross expenses prior to expense
reimbursement(5)                        %                  2.32        2.40       2.67       2.77       2.61       2.57
Net investment income (loss) after
expense reimbursement(5)(6)             %                 (1.44)      (0.68)     (1.28)     (1.34)     (1.57)     (0.99)
Portfolio turnover                      %                   169          57        247        202        182        132

--------------------------------------------------------------------------------
(1)  Effective      , 2000, the Fund changed its fiscal year end from June 30 to
     October 31.

(2) Effective May 24, 1999, ING Pilgrim Investments Inc., became the Investment Manager of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as sub-advisor and the Fund changed its year end to June 30.

(3)  Commencement of offering shares.

(4) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(5)  Annualized for periods less than one year.

(6) The Investment Manager has agreed to limit expenses, excluding, interest, taxes, brokerage and extraordinary expenses.

64    ING Pilgrim Worldwide Growth Fund

FINANCIAL HIGHLIGHTS                   ING PILGRIM GLOBAL CORPORATE LEADERS FUND
-----------------------------------------------------------------------------
For the ten months ended October 31, 2000, the information in the table below has been audited by PricewaterhouseCoopers LLP, independent auditors. For all periods ending prior to October 31, 2000, the financial information was audited by other independent auditors.

                                                     Ten months
                                                       ended                        Year ended December 31,
                                                     October 31,      -------------------------------------------------
                                                       2000(1)         1999       1998       1997       1996       1995
-----------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance
Net Asset Value, Beginning of Period                  $                9.46      10.59      11.28      11.32     11.17
Net investment income (loss)                          $               (0.02)      0.99       0.03       0.01      0.09
Net realized and unrealized gain (loss) from
investment operations                                 $                3.67       1.02       0.73       1.84      1.10
Total income (loss) from investment operations        $                3.65       2.01       0.76       1.85      1.19
Less distributions:
Distributions from net investment income              $                0.74       0.80       0.09       0.16      0.29
Distributions in excess of net investment income      $                  --         --         --         --      0.13
Distributions from net realized gains                 $                0.08       2.34       1.36       1.73      0.62
Total distributions                                   $                0.82       3.14       1.45       1.89      1.04
Net asset value, end of period                        $               12.29       9.46      10.59      11.28     11.32
Total Return(2)                                       %               39.06      19.06       6.90      16.43     10.69
Ratios/Supplemental Data
Net asset, end of period (thousands)                  $              19,617     17,803     35,085     37,223    53,614
Ratio of expenses to average net assets(3)            %                1.96       2.12       1.75       1.90      1.67
Ratio of net investment income (loss) to average net
assets(3)                                             %               (0.65)     (0.06)      0.23       0.11      0.48
Portfolio Turnover Rate                               %               12.76     137.33     177.48     128.05    166.35

--------------------------------------------------------------------------------
(1)  Effective      , 2000, the Fund changed its fiscal year end from December
     31 to October 31.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Total return for less than one year is not annualized.

(3)  Annualized for periods less than one year.

                          If you have any questions, please call 1-800-992-0180.

                                 ING Pilgrim Global Corporate Leaders Fund    65

ING PILGRIM INTERNATIONAL VALUE FUND                        FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------
For the years ended 2000, 1999, 1998 and 1997, the information in the table below has been audited by PricewaterhouseCoopers LLP, independent auditors. For all periods ending prior to October 31, 1997, the financial information was audited by other independent auditors.

                                                           Class A                                       Class B
                                         ------------------------------------------------     ---------------------------------
                                                      Year ended October 31,                      Year ended October 31,
-----------------------------------------------------------------------------------------     ---------------------------------
                                         2000     1999        1998        1997       1996     2000   1999       1998     1997(1)
Operating performance:
Net asset value, beginning of the
period                                   $        11.88       10.90       9.05       8.10            11.76       10.87    10.00
Net investment income (loss)             $         0.08        0.11      (0.09)      0.14             0.01        0.07    (0.02)
Net realized and unrealized gain on
investments                              $         3.58        0.96       2.30       0.85             3.51        0.91     0.89
Total from investment operations         $         3.66        1.07       2.21       0.99             3.52        0.98     0.87
Dividends from net investment
income                                   $        (0.12)         --      (0.14)     (0.04)           (0.04)         --       --
Distributions from net realized gain     $        (0.67)      (0.09)     (0.22)        --            (0.67)      (0.09)      --
Total distributions                      $        (0.79)      (0.09)     (0.36)     (0.04)           (0.71)      (0.09)      --
Net asset value, end of the period       $        14.75       11.88      10.90       9.05            14.57       11.76    10.87
Total return(2)                          %        32.55        9.86      27.59      12.15            31.55        9.16     8.70
Ratios and supplemental data:
Net assets, end of the period (000's)    $      451,815     211,018     60,539     16,777          278,871     145,976   59,185
Ratio of expenses to average net
assets after reimbursement (4)           %         1.68        1.74       1.80       1.85             2.41        2.47     2.50(3)
Ratio of expenses to average net
assets prior to expense
reimbursement                            %         1.68        1.74       2.07       2.82             2.41        2.47     2.58(3)
Ratio of net investment income
(loss) to average net assets             %         0.92        1.62       0.46       1.52             0.18        0.69    (0.71)(3)
Portfolio turnover                       %           29          32         26         74               29          32       26

                                                                          Class C
                                            ----------------------------------------------------------------
                                                                   Year ended October 31,
                                            ----------------------------------------------------------------
                                              2000            1999           1998         1997         1996
------------------------------------------------------------------------------------------------------------
Operating performance:
Net asset value,
beginning of the period                    $                   11.75         10.86         8.93         8.05
Net investment (income loss)               $                     --           0.06        (0.06)        0.05
Net realized and unrealized gain on
investments                                $                    3.51          0.92         2.20         0.86
Total from investment operations           $                    3.51          0.98         2.14         0.91
Dividends from net investment
income                                     $                   (0.04)           --        (0.04)       (0.03)
Distributions from net realized gain       $                   (0.67)        (0.09)       (0.17)          --
Total distributions                        $                   (0.71)        (0.09)       (0.21)       (0.03)
Net asset value, end of the period         $                   14.55         11.75        10.86         8.93
Total return(2)                            %                   31.50          9.07        25.92        11.39
Ratios and supplemental data:
Net assets, end of the period (000's)      $                 310,227       137,651       62,103       14,530
Ratio of expenses to average net
assets after reimbursement (4)             %                    2.41          2.47         2.50         2.50
Ratio of expenses to average net
assets prior to expense
reimbursement                              %                    2.41          2.47         2.74         3.71
Ratio of net investment income (loss)
to average net assets                      %                    0.19          0.68        (0.23)        0.62
Portfolio turnover                         %                      29            32           26           74

--------------------------------------------------------------------------------
(1)  Class B commenced operations on April 17, 1997.

(2) Assumes dividends have been reinvested and does not reflect the effect of sales charges.

(3)  Annualized.

(4)  Expenses calculated net of taxes and advisor reimbursement

66    ING Pilgrim International Value Fund

FINANCIAL HIGHLIGHTS                              ING PILGRIM INTERNATIONAL FUND
-----------------------------------------------------------------------------
For the ten months ended October 31, 2000, the information in the table below, has been audited by PricewaterhouseCoopers LLP, independent auditors. For all periods ending prior to October 31, 2000, the financial information was audited by other independent auditors.

                                             Ten months ended             Year ended December 31,
                                              October 31,     ------------------------------------------------
                                                 2000(1)     1999        1998       1997      1996      1995
--------------------------------------------------------------------------------------------------------------
Per Share Operating Performance
Net Asset Value, Beginning of Period                $        11.61       10.10      10.86     10.60      10.37
Net investment income (loss)                        $        (0.01)       0.17       0.07     (0.02)     (0.01)
Net realized and unrealized gain (loss) from
investment operations                               $         5.46        1.74       0.10      1.45       0.61
Total income (loss) from investment operations      $         5.45        1.91       0.17      1.43       0.60
Less distributions:
Distributions from net investment income            $         0.03        0.06       0.13      0.20        --
Distributions in excess of net investment income    $           --          --         --        --       0.35
Distributions from net realized gains               $         3.58        0.34       0.80      0.97       0.02
Total distributions                                 $         3.61        0.40       0.93      1.17       0.37
Net asset value, end of period                      $        13.45       11.61      10.10     10.86      10.60
Total Return(1)                                     %        47.85       19.02       1.61     13.57       5.77
Ratios/Supplemental Data
Net assets, end of period (thousands)               $       25,304      24,000     19,949    18,891     17,855
Ratio of expenses to average net assets, before
reimbursement or waiver(2)                          %         1.98        2.25       2.15      2.45       2.46
Ratio of expenses to average net assets, net of
reimbursement or waiver(2)                          %         1.98        1.75       1.75      2.45       2.46
Ratio of net investment income (loss) to
average net assets, before reimbursement
or waiver(2)                                        %        (0.21)      (0.16)      0.13     (0.39)     (0.12)
Ratio of net investment income (loss) to
average net assets, net of reimbursement
or waiver(2)                                        %        (0.21)       0.35       0.53     (0.39)     (0.12)
Portfolio Turnover Rate                             %       143.82      143.67     122.56    113.55     137.72

--------------------------------------------------------------------------------
(1)  Effective        , 2000, the Fund changed its fiscal year end from December
     31 to October 31

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Total return for less than one year is not annualized.

(3)  Annualized for periods less than one year.

                          If you have any questions, please call 1-800-992-0180.

                                            ING Pilgrim International Fund    67

ING PILGRIM INTERNATIONAL CORE GROWTH FUND                  FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------
For the four months ended October 31, 2000, the information in the table below has been audited by PricewaterhouseCoopers LLP, independent auditors. For all periods ending prior to October 31, 2000, the financial information was audited by other independent auditors.

                                                                      Class A
                                       ---------------------------------------------------------------------
                                           Four                 Three
                                          months     Year      months                           February 28,
                                          ended     Ended      ended     Year ended March 31,    1997(3) to
                                         Oct. 31,   June 30,   June 30,  --------------------     March 31,
                                         2000(1)    2000       1999(2)    1999        1998         1997
------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period   $            18.92      17.71      17.01      12.73         12.50
Income from investment operations:
Net investment income (loss)           $            (0.17)      0.04      (0.01)     (0.02)           --
Net realized and unrealized gains on
investments                            $             6.25       1.17       1.02       4.56          0.23
Total from investment operations       $             6.08       1.21       1.01       4.54          0.23
Less distributions from:
Net investment income                  $               --         --       0.18         --            --
Net realized gains on investments      $             1.16         --       0.13       0.26           --
Net asset value, end of period         $            23.84      18.92      17.71      17.01         12.73
Total Return(4):                       %            32.83       6.83       5.90      36.10          1.76
Ratios/Supplemental Data:
Net assets, end of period (000's)      $           23,003     12,409     21,627     12,664             2
Ratios to average net assets:
Net expenses after expense
reimbursement(5)(6)                    %             1.85       1.77       1.89       1.96          1.95
Gross expenses prior to expense
reimbursement(5)                       %             2.16       1.86       2.13       3.02      4,579.78
Net investment income (loss) after
expense reimbursement(5)(6)            %            (0.83)      0.50      (0.51)     (0.45)         0.00
Portfolio turnover                     %              200         67        214        274            76
                                                                         Class B
                                        ----------------------------------------------------------------------
                                           Four                 Three
                                          months      Year      months                           February 28,
                                           ended      Ended     ended     Year ended March 31,    1997(3) to
                                         Oct. 31,   June 30,   June 30,   --------------------     March 31,
                                         2000(1)      2000      1999(2)    1999         1998         1997
--------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period                  19.08      17.89      17.10      12.68          12.50
Income from investment operations:
Net investment income (loss)                          (0.30)        --      (0.16)     (0.11)            --
Net realized and unrealized gains on
investments                                            6.21       1.19       1.05       4.66           0.18
Total from investment operations                       5.91       1.19       0.89       4.55           0.18
Less distributions from:
Net investment income                                    --         --       0.03         --             --
Net realized gains on investments                      1.16         --       0.07       0.13             --
Net asset value, end of period                        23.83      19.08      17.89      17.10          12.68
Total Return(4):                                      31.62       6.65       5.24      35.31           1.44
Ratios/Supplemental Data:
Net assets, end of period (000's)                    21,543     12,034     11,033      7,942              1
Ratios to average net assets:
Net expenses after expense
reimbursement(5)(6)                                    2.50       2.36       2.53       2.61           2.59
Gross expenses prior to expense
reimbursement(5)                                       2.81       2.45       2.77       3.04      16,000.25
Net investment income (loss) after
expense reimbursement(5)(6)                           (1.48)     (0.09)     (1.13)     (1.32)          0.00
Portfolio turnover                                      200         67        214        274             76

                                                                              Class C
                                          -------------------------------------------------------------------------------
                                              Four                      Three
                                             months        Year        months                                February 28,
                                              ended        Ended        ended     Year ended March 31,       1997(3) to
                                            Oct. 31,     June 30,     June 30,    ---------------------       March 31,
                                           2000(1)        2000         1999(2)      1999         1998          1997
-------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period      $               19.14        17.94        17.16        12.68         12.50
Income from investment operations:
Net investment income (loss)              $               (0.27)          --        (0.05)       (0.07)           --
Net realized and unrealized gains
on investments                            $                6.22         1.20         0.94         4.55          0.18
Total from investment operations          $                5.95         1.20         0.89         4.48          0.18
Less distributions from:
Net investment income                     $                  --           --         0.11           --            --
Net realized gains on investments         $                1.16           --           --           --            --
Net asset value, end of period            $               23.93        19.14        17.94        17.16         12.68
Total Return(4):                          %               31.73         6.69         5.22        35.25          1.44
Ratios/Supplemental Data:
Net assets, end of period (000's)         $              26,734       11,936       10,400        3,517            43
Ratios to average net assets:
Net expenses after expense
reimbursement(5)(6)                       %                2.50         2.36         2.55         2.61          2.41
Gross expenses prior to expense
reimbursement(5)                          %                2.81         2.45         2.79         5.10         25.55
Net investment income (loss) after
expense reimbursement(5)(6)               %               (1.48)       (0.09)       (1.19)       (1.27)        (0.07)
Portfolio turnover                        %                 200           67          214          274            76

--------------------------------------------------------------------------------
(1) Effective , 2000, the Fund changed its fiscal year end from June 30 to October 31.

(2) Effective May 24, 1999, ING Pilgrim Investments, Inc., became the Investment Manager of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as sub-advisor and the Fund changed its year end to June 30.

(3)  The Fund commenced operations on February 28, 1997.

(4) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(5)  Annualized for periods less than one year.

(6) The Investment Manager has agreed to limit expenses, excluding, interest, taxes, brokerage and extraordinary expenses.

68  ING Pilgrim International Core Growth Fund

FINANCIAL HIGHLIGHTS              ING PILGRIM INTERNATIONAL SMALLCAP GROWTH FUND
-----------------------------------------------------------------------------
For the four months ended October 31, 2000, the information in the table below has been audited by PricewaterhouseCoopers LLP, independent auditors. For all periods ending prior to October 31, 2000, the financial information was audited by other independent auditors.

                                                                               Class A
                                             -----------------------------------------------------------------------------
                                                Four                   Three
                                               months       Year      months
                                                ended      Ended       ended              Year ended March 31,
                                              Oct. 31,    June 30,   June 30,    -------------------------------------
                                               2000(1)     2000       1999(2)    1999       1998       1997       1996
---------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period    $        40.94       23.80      21.03      19.29      14.92      13.15      11.51
Income from investment operations:
Net investment income (loss)            $        (0.11)      (0.18)     (0.03)      0.02      (0.15)      0.04      (0.02)
Net realized and unrealized gains on
investments                             $        (4.76)      19.38       2.80       3.21       5.36       1.88       1.79
Total from investment operations        $           --       19.20       2.77       3.23       5.21       1.92       1.77
Less distributions from:
Net investment income                   $           --          --         --         --         --       0.01       0.13
Net realized gains on investments       $           --        2.06         --       1.49       0.84       0.14         --
Net asset value, end of period          $        36.07       40.94      23.80      21.03      19.29      14.92      13.15
Total Return(4):                        %       (11.90)      82.89      13.17      17.26      36.31      14.67      15.46
Ratios/Supplemental Data:
Net assets, end of period (000's)       $      273,362     278,480     37,490     25,336     11,183      5,569      1,056
Ratios to average net assets:
Net expenses after expense
reimbursement(5)(6)                     %                     1.67       1.84       1.94       1.96       1.95       1.95
Gross expenses prior to expense
reimbursement(5)                        %                     1.67       1.86       2.08       2.75       3.76      10.06
Net investment income (loss) after
expense reimbursement(5)(6)             %                    (0.80)     (0.69)     (0.82)     (1.56)     (1.05)     (0.27)
Portfolio turnover                      %                       56         44        146        198        206        141
                                                                           Class B
                                        -------------------------------------------------------------------------------
                                          Four                   Three
                                         months       Year       months                                    May 31,
                                         ended       Ended       ended          Year ended March 31,      1995(3) to
                                        Oct. 31,     June 30,    June 30,   ----------------------------   March 31,
                                        2000(6)       2000       1999(2)    1999       1998       1997        1996
------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period       43.27       25.33      22.43      20.16      15.89     13.96      12.50
Income from investment operations:
Net investment income (loss)               (0.19)      (0.37)     (0.07)     (0.20)     (0.15)    (0.15)     (0.02)
Net realized and unrealized gains on
investments                                (5.03)      20.50       2.97       3.46       5.56      2.09       1.48
Total from investment operations           (5.22)      20.13       2.90       3.26       5.41      1.94       1.46
Less distributions from:
Net investment income                         --          --         --         --         --      0.01         --
Net realized gains on investments             --        2.19         --       0.99       1.14        --         --
Net asset value, end of period              38.0       43.27      25.33      22.43      20.16     15.89      13.96
Total Return(4):                          (12.05)      81.63      12.93      16.55      35.73     13.96      11.68
Ratios/Supplemental Data:
Net assets, end of period (000's)        126,846     132,028     19,331     16,158     12,033     5,080      1,487
Ratios to average net assets:
Net expenses after expense
reimbursement(5)(6)                         2.32        2.32       2.49       2.59       2.61      2.60       2.60
Gross expenses prior to expense
reimbursement(5)                            2.32        2.32       2.51       2.73       2.98      4.89      16.15
Net investment income (loss) after
expense reimbursement(5)(6)                (1.46)      (1.41)     (1.34)     (1.45)     (2.20)    (1.66)     (0.64)
Portfolio turnover                            56         164         44        146        198       206        141

                                                                                Class C
                                             --------------------------------------------------------------------------
                                                 Four                  Three
                                                months       Year      months
                                                ended       Ended      ended           Year ended March 31,
                                               Oct. 31,    June 30,   June 30,  ---------------------------------------
                                               2000(1)      2000      1999(2)   1999       1998       1997       1996
-----------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period   $      39.71       23.34      20.60      18.53      14.87       13.05      11.32
Income from investment operations:
Net investment income (loss)           $      (0.18)      (0.31)     (0.06)     (0.10)     (0.11)      (0.16)      0.01
Net realized and unrealized gains on
investments                            $      (4.60)      18.69       2.80       3.09       5.09        1.98       1.72
Total from investment operations       $      (4.28)      18.38       2.74       2.99       4.98        1.82       1.73
Less distributions from:
Net investment income                  $         --          --         --         --         --          --         --
Net realized gains on investments      $         --        2.01         --       0.92       1.32          --         --
Net asset value, end of period         $      34.93       39.71      23.34      20.60      18.53       14.87      13.05
Total Return(4):                       %     (12.04)      80.89      13.31      16.55      35.63       13.98      15.30
Ratios/Supplemental Data:
Net assets, end of period (000's)      $    136,814     144,068     18,354     13,226      8,014       3,592        933
Ratios to average net assets:
Net expenses after expense
reimbursement(5)(6)                    %       2.32        2.32       2.49       2.59       2.61        2.60       2.60
Gross expenses prior to expense
reimbursement(5)                       %       2.32        2.32       2.51       2.73       3.38        3.95      16.15
Net investment income (loss) after
expense reimbursement(5)(6)            %      (1.46)      (1.41)     (1.34)     (1.45)     (2.18)      (1.67)     (1.02)
Portfolio turnover                     %         56         164         44        146        198         206        141

--------------------------------------------------------------------------------
(1)  Effective ,      2000, the Fund changed its fiscal year end from June 30 to
     October 31.

(2) Effective May 24, 1999, ING Pilgrim Investments, Inc., became the Investment Manager of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as sub-advisor and the Fund changed its year end to June 30.

(3)  Commencement of share offerings.

(4) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(5)  Annualized for periods less than one year.

(6) The Investment Manager has agreed to limit expenses, excluding, interest, taxes, brokerage and extraordinary expenses.

                          If you have any questions, please call 1-800-992-0180.

                            ING Pilgrim International SmallCap Growth Fund    69

ING PILGRIM EMERGING MARKETS VALUE FUND                     FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------
The information in the table below has been audited by PricewaterhouseCoopers LLP, independent auditors.

                                                         Class A                               Class B
                                          -------------------------------------       ---------------------------
                                                  Year ended October 31,                 Year ended October 31,
-------------------------------------------------------------------------------       ---------------------------
                                          2000              1999         1998(1)      2000    1999         1998(1)
Operating performance:
Net asset value, beginning of the period    $               7.69         10.00                7.65         10.00
Net investment income                       $               0.12          0.12                0.08          0.09
Net realized and unrealized gain (loss) on
investments                                 $               3.01         (2.43)               2.97         (2.44)
Total from investment operations            $               3.13         (2.31)               3.05         (2.35)
Dividends from net investment income        $              (0.14)           --               (0.10)           --
Distributions from net realized gain        $                 --            --                  --            --
Total distributions                         $              (0.14)           --               (0.10)           --
Net asset value, end of the period          $              10.68          7.69               10.60          7.65
Total return(2)                             %              41.48        (23.10)              40.41        (23.50)
Ratios and supplemental data:
Net assets, end of the period (000's)       $              9,281         3,815               3,823         3,583
Ratio of expenses to average net assets
after reimbursement(4)                      %               2.06          1.80(3)             2.70          2.50(3)
Ratio of expenses to average net assets
prior to expense reimbursement              %               2.21          3.88(3)             2.93          4.74(3)
Ratio of net investment income to
average net assets                          %               1.36          3.38(3)             0.67          2.55(3)
Portfolio turnover                          %                 38             7                  38             7

                                                         Class C
                                             ----------------------------------
                                                   Year ended October 31,
                                             ----------------------------------
                                              2000     1999         1998(1)
-------------------------------------------------------------------------------
Operating performance:
Net asset value, beginning of the period                7.63         10.00
Net investment income                                   0.04          0.09
Net realized and unrealized gain (loss) on
investments                                             3.00         (2.46)
Total from investment operations                        3.04         (2.37)
Dividends from net investment income                   (0.11)           --
Distributions from net realized gain                      --            --
Total distributions                                    (0.11)           --
Net asset value, end of the period                     10.56          7.63
Total return(2)                                        40.49        (23.70)
Ratios and supplemental data:
Net assets, end of the period (000's)                  6,674         2,304
Ratio of expenses to average net assets
after reimbursement(4)                                  2.75          2.50(3)
Ratio of expenses to average net assets
prior to expense reimbursement                          2.91          4.87(3)
Ratio of net investment income to
average net assets                                      0.61          2.68(3)
Portfolio turnover                                        38             7

--------------------------------------------------------------------------------
(1)  Class A, B and C commenced operations on January 1, 1998.

(2) Assumes dividends have been reinvested and does not reflect the effect of sales charges.

(3)  Annualized.

(4)  Expenses calculated net of taxes and advisor reimbursement.

70    ING Pilgrim Emerging Markets Value Fund

FINANCIAL HIGHLIGHTS                         ING PILGRIM EMERGING COUNTRIES FUND
-----------------------------------------------------------------------------
For the four months ended October 31, 2000, the information in the table below has been audited by PricewaterhouseCoopers LLP, independent auditors. For all periods ending prior to October 31, 2000, the financial information was audited by other independent auditors.

                                                                               Class A
                                             ---------------------------------------------------------------------------
                                                Four                  Three
                                               months      Year      months
                                                ended      Ended      ended             Year Ended March 31,
                                              Oct. 31,   June 30,   June 30,  ------------------------------------------
                                             2000(1)      2000       1999(2)     1999        1998       1997       1996
------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period    $                   16.74      13.43      17.39      17.20      14.03      11.00
Income from investment operations:
Net investment income (loss)            $                   (0.20)     (0.05)     (0.06)      0.03      (0.06)     (0.04)
Net realized and unrealized gains
(loss) on investments                   $                    3.63       3.36      (3.81)      1.22       3.51       3.15
Total from investment operations        $                    3.43       3.31      (3.87)      1.25       3.45       3.11
Less distributions from:
Net investment income                   $                      --         --       0.02         --         --       0.02
Net realized gains on investments       $                      --         --       0.07       1.06       0.28       0.06
Net asset value, end of period          $                   20.17      16.74      13.43      17.39      17.20      14.03
Total Return(4):                        %                   20.49      24.65     (22.23)      8.06      24.79      28.43
Ratios/Supplemental Data:
Net assets, end of period (000's)       $                  75,311     53,483     47,180     71,014     38,688      4,718
Ratio to average net assets:
Net expenses after expense
reimbursement(5)(6)                     %                    2.19       2.13       2.27       2.26       2.25       2.25
Gross expenses prior to expense
reimbursement(5)                        %                    2.34       2.66       2.56       2.48       3.08       6.72
Net investment income (loss) after
expense reimbursement(5)(6)             %                   (1.15)     (1.30)     (0.25)      0.55      (1.14)     (0.35)
Portfolio turnover                      %                     211         67        213        243        176        118
                                                                          Class B
                                        -----------------------------------------------------------------------------
                                           Four                  Three
                                          months      Year      months                                      May 31,
                                           ended      Ended      ended         Year Ended March 31,        1995(3) to
                                         Oct. 31,    June 30,   June 30,    ----------------------------    March 31,
                                          2000(1)     2000       1999(2)    1999       1998       1997       1996
---------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period                  16.98      13.64      17.64      17.29      14.02      12.50
Income from investment operations:
Net investment income (loss)                          (0.35)     (0.07)     (0.22)     (0.07)     (0.11)     (0.04)
Net realized and unrealized gains
(loss) on investments                                  3.67       3.41     (3.70)       1.26       3.47       1.56
Total from investment operations                       3.32       3.34     (3.92)       1.19       3.36       1.52
Less distributions from:
Net investment income                                    --         --         --         --         --         --
Net realized gains on investments                        --         --       0.08       0.84       0.09         --
Net asset value, end of period                        20.30      16.98      13.64      17.64      17.29      14.02
Total Return(4):                                      19.55      24.49    (22.23)       7.47      24.00      12.16
Ratios/Supplemental Data:
Net assets, end of period (000's)                    30,322     26,342     22,338     38,796     24,558      3,557
Ratio to average net assets:
Net expenses after expense
reimbursement(5)(6)                                    2.84       2.75       2.91       2.91       2.90       2.90
Gross expenses prior to expense
reimbursement(5)                                       2.99       3.28       3.20       3.06       3.66       7.58
Net investment income (loss) after
expense reimbursement(5)(6)                           (1.80)     (1.92)     (0.80)     (0.20)     (1.77)     (1.05)
Portfolio turnover                                      211         67        213        243        176        118

                                                                               Class C
                                             ------------------------------------------------------------------------
                                                Four                  Three
                                               months      Year      months
                                                ended      Ended      ended             Year Ended March 31,
                                              Oct. 31,   June 30,   June 30,    -------------------------------------
                                             2000(1)      2000       1999(2)    1999       1998       1997       1996
---------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period   $                  16.35      13.14     16.98       16.81      13.71      10.79
Income from investment operations:
Net investment income (loss)           $                  (0.32)     (0.07)    (0.27)      (0.12)     (0.10)     (0.05)
Net realized and unrealized gains
(loss) on investments                  $                   3.53       3.28     (3.49)       1.26       3.37       2.97
Total from investment operations       $                   3.21       3.21     (3.76)       1.14       3.27       2.92
Less distributions from:
Net investment income                  $                     --         --        --          --         --         --
Net realized gains on investments      $                     --         --      0.08        0.97       0.17         --
Net asset value, end of period         $                  19.56      16.35     13.14       16.98      16.81      13.71
Total Return(4):                       %                  19.63      24.43    (22.21)       7.47      23.94      27.30
Ratios/Supplemental Data:
Net assets, end of period (000's)      $                 29,610     24,230    19,246      36,986     29,376      4,345
Ratio to average net assets:
Net expenses after expense
reimbursement(5)(6)                    %                   2.84       2.75      2.90        2.91       2.90       2.90
Gross expenses prior to expense
reimbursement(5)                       %                   2.99       3.28      3.19        3.09       3.12       6.23
Net investment income (loss) after
expense reimbursement(5)(6)            %                  (1.80)     (1.92)    (0.77)      (0.26)     (1.75)     (1.06)
Portfolio turnover                     %                    211         67       213         243        176        118

--------------------------------------------------------------------------------
(1)  Effective      , 2000, the Fund changed its fiscal year end from June 30 to
     October 31.

(2) Effective May 24, 1999, INC Pilgrim Investments, Inc., became the Investment Manager of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as sub-advisor and the Fund changed its year end to June 30.

(3)  Commencement of offering shares.

(4) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(5)  Annualized for periods less than one year.

(6) The Investment Manager has agreed to limit expenses, excluding, interest, taxes, brokerage and extraordinary expenses.

                          If you have any questions, please call 1-800-992-0180.

                                       ING Pilgrim Emerging Countries Fund    71

ING PILGRIM WORLDWIDE EMERGING MARKETS FUND                 FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------
For the ten months ended October 31, 2000, the information in the table below has been audited by PricewaterhouseCoopers LLP, independent auditors. For all periods prior to October 31, 2000, the financial information was audited by other independent auditors.

                                                               Ten months
                                                                 ended                        Year ended December 31,
                                                              October 31,   ------------------------------------------------------
                                                               2000(1)         1999     1998         1997         1996        1995
----------------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance
Net Asset Value, Beginning of Period                      $         --          7.13    10.18        11.49        10.70       11.47
Net investment income (loss)                              $         --         (0.05)    0.12         0.01          --         0.08
Net realized and unrealized gain (loss) from investment
operations                                                $         --          8.05    (3.08)       (1.32)        0.79       (0.76)
Total income (loss) from investment operations            $         --          8.00    (2.96)       (1.31)        0.79       (0.68)
Less distributions:
Distributions from net investment income                  $         --          0.03     0.09           --           --        0.08
Distributions in excess of net investment income          $         --            --       --           --           --        0.01
Total distributions                                       $         --          0.03     0.09           --           --        0.09
Net asset value, end of period                            $         --         15.10     7.13        10.18        11.49       10.70
Total Return(2)                                           %         --        112.58   (29.06)      (11.40)        7.38       (5.93)
Ratios/Supplemental Data
Net assets, end of period (thousands)                     $         --       154,994   65,323      137,686      254,673     265,544
Ratio of expenses to average net assets(3)                %         --          2.00     1.85         1.82         1.76        1.88
Ratio of net investment income (loss) to average net
assets(3)                                                 %         --         (0.66)    1.14         0.09        (0.01)       0.70
Portfolio Turnover Rate                                   %         --        184.39   107.19       112.05        86.26       92.85

--------------------------------------------------------------------------------
(1)  Effective     , 2000, the Fund changed its fiscal year end from December 31 to October 31.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Total return for less than one year is not annualized.

(3)  Annualized for periods less than one year.

72    ING Pilgrim Worldwide Emerging Markets Fund

FINANCIAL HIGHLIGHTS                          ING PILGRIM GLOBAL TECHNOLOGY FUND
-----------------------------------------------------------------------------
The information in the table below has been audited by PricewaterhouseCoopers, LLP, independent auditors.
                                                                       Ten
                                                                      months
                                                                      ended
                                                                    October 31,
                                                                      2000
-------------------------------------------------------------------------------
Per Share Operating Performance
Net Asset Value, Beginning of Period                        $
Net investment income (loss)                                $
Net realized and unrealized gain (loss) from investment
operations                                                  $
Total income (loss) from investment operations              $
Net asset value, end of period                              $
Total Return(2)                                             %
Ratios/Supplemental Data
Net assets, end of period (thousands)                       $
Ratio of expenses to average net assets, before
reimbursement or waiver(3)                                  %
Ratio of expenses to average net assets, net of
reimbursement or waiver(3)                                  %
Ratio of net investment income (loss) to average net
assets, before reimbursement or waiver(3)                   %
Ratio of net investment income (loss) to average net
assets, net of reimbursement or waiver(3)                   %
Portfolio Turnover Rate                                     %
--------------------------------------------------------------------------------
(1)  Effective ,     2000, the Fund changed its fiscal year end from December 31 to October 31.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Total return for less than one year is not annualized.

(3)  Annualized for periods less than one year.

                          If you have any questions, please call 1-800-992-0180.

                                        ING Pilgrim Global Technology Fund    73

ING PILGRIM GLOBAL COMMUNICATIONS FUND                      FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------

The information in the table below has been audited by Ernst & Young LLP, independent auditors.

                                                          Class A Shares(1)          Class B Shares(1)       Class C Shares(1)
                                                       Year ended October 31,     Year ended October 31,   Year ended October 31,
                                                               2000                       2000                   2000
----------------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance
Net Asset Value Per Share, Beginning of Period      $
Net investment operations:
Net investment loss                                 $
Net realized and unrealized loss(2)                 $
Total income from investment operations             $
Distributions paid from investment income           $
Net asset value per share, end of period            $
Net assets, end of period (thousands)               $
Total investment return at net asset value(3)(4)    %
Ratios/Supplemental Data
Ratio to average net assets(5)
Net expenses                                        %
Gross expenses                                      %
Net investment loss                                 %
Portfolio Turnover Rate(4)                          %

--------------------------------------------------------------------------------
(1)  Commenced operations on March 1, 2000.

(2)  Includes gains and losses on foreign currency transactions.

(3) Total return assumes reinvestment of all dividend and capital gain distributions, if any, and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges with respect to Class B and C shares. Total returns would be lower if part of the Fund's expenses were not waived or reimbursed.

(4)  Not annualized.

(5)  Annualized.

74    ING Pilgrim Global Communications Fund

FINANCIAL HIGHLIGHTS              ING PILGRIM GLOBAL INFORMATION TECHNOLOGY FUND
-----------------------------------------------------------------------------
The information in the table below has been audited by Ernst & Young LLP, independent auditors.

                                                              Class A Shares(1)     Class B Shares(1)    Class C Shares(1)
                                                             -------------------   -------------------   ------------------
                                                             Year ended October    Year ended October    Year ended October
                                                                     31,                   31,                  31,
                                                            2000     1999            2000     1999           2000    1999
--------------------------------------------------------------------------------   -------------------    -----------------
Per Share Operating Performance
Net Asset Value Per Share, Beginning of Period        $               10.00                    10.00                10.00
Net investment operations:
Net investment loss                                   $               (0.13)                   (0.08)               (0.05)
Net realized and unrealized gains(2)                  $                7.51                     7.36                 7.33
Total income from investment operations               $                7.38                     7.28                 7.28
Distributions paid from capital gain                  $                  --                       --                   --
Net asset value per share, end of period              $               17.38                    17.28                17.38
Net assets, end of period (thousands)                 $              54.198                    5.964                2.102
Total investment return at net asset value(3)(4)      %               73.80                    72.80                72.80
Ratios/Supplemental Data
Ratio to average net assets(5)
Net expenses                                          %                1.37                     2.25                 2.24
Gross expenses                                        %                2.55                     3.22                 3.20
Net investment loss                                   %               (1.29)                   (2.04)                2.05
Portfolio Turnover Rate(6)                            %               56.88                    56.88                56.88

--------------------------------------------------------------------------------
(1)  Class A, B and C shares commenced operations on December 15, 1998.

(2)  Includes gains and losses on foreign currency transactions.

(3) Total return assumes reinvestment of all dividend and capital gain distributions, if any, and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges with respect to Class B and C shares. Total returns would be lower if part of the Fund's expenses were not waived or reimbursed.

(4)  Not annualized.

(5)  Annualized.

                          If you have any questions, please call 1-800-992-0180.

                            ING Pilgrim Global Information Technology Fund    75

ING PILGRIM ASIA-PACIFIC EQUITY FUND                        FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------
For the four months ended October 31, 2000, the information in the table below has been audited by PricewaterhouseCoopers LLP, independent auditors. For all periods prior to October 31, 2000, the financial information was audited by other independent auditors.

                                                                           Class A
                                                ---------------------------------------------------------------
                                                 Four months                                          Sept. 1,
                                                  ended             Year Ended June 30,               1995 to
                                                October 31, -------------------------------------     June 30,
                                                 2000(1)    2000       1999       1998       1997       1996(2)
---------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period              $          7.22       4.46      10.93      10.35      10.00
Income from investment operations:
Net investment income (loss)                      $        (0.05)         --       0.03       0.02       0.03
Net realized and unrealized gain (loss) on
investments                                       $          0.06       2.76      (6.50)      0.58       0.34
Total from investment operations                  $          0.01       2.76      (6.47)      0.60       0.37
Less distributions from:
Net investment income                             $            --         --         --         --         --
In excess of net investment income                $            --         --         --         --       0.02
Tax return of capital                             $            --         --         --       0.02         --
Net asset value, end of period                    $          7.23       7.22       4.46      10.93      10.35
Total Return(3):                                  %          0.14      61.88     (59.29)      5.78       3.76
Ratios/Supplemental Data:
Net assets, end of period (000's)                 $        11,726     14,417     11,796     32,485     18,371
Ratios to average net assets:
Net expenses after expense reimbursement(4)(5)    %          2.11       2.00       2.00       2.00       2.00
Gross expenses prior to expense
reimbursement(4)                                  %          2.55       2.98       2.80       2.54       3.47
Net investment income (loss) after expense
reimbursement(4)(5)                               %         (0.56)      0.01       0.38       0.00       0.33
Portfolio turnover rate                           %           138        111         81         38         15
                                                                                 Class B
                                                  -------------------------------------------------------------------
                                                   Four months                                               Sept. 1,
                                                      ended                Year Ended June 30,              1995 to
                                                   October 31,    -------------------------------------     June 30,
                                                    2000(1)       2000       1999       1998       1997       1996(2)
---------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period                                7.02       4.37      10.83      10.31     10.00
Income from investment operations:
Net investment income (loss)                                       (0.11)     (0.04)     (0.03)     (0.07)    (0.01)
Net realized and unrealized gain (loss) on
investments                                                          0.06      2.69      (6.43)      0.59      0.32
Total from investment operations                                   (0.05)      2.65      (6.46)      0.52      0.31
Less distributions from:
Net investment income                                                 --         --         --         --        --
In excess of net investment income                                    --         --         --         --        --
Tax return of capital                                                 --         --         --         --        --
Net asset value, end of period                                      6.97       7.02       4.37      10.83     10.31
Total Return(3):                                                   (0.71)     60.64     (59.65)      5.04      3.19
Ratios/Supplemental Data:
Net assets, end of period (000's)                                 12,228     12,959      9,084     30,169    17,789
Ratios to average net assets:
Net expenses after expense reimbursement(4)(5)                      2.86       2.75       2.75       2.75      2.75
Gross expenses prior to expense
reimbursement(4)                                                    3.30       3.73       3.55       3.29      4.10
Net investment income (loss) after expense
reimbursement(4)(5)                                                (1.31)     (0.74)     (0.39)     (0.79)    (0.38)
Portfolio turnover rate                                              138        111         81         38        15

                                                                                   Class M
                                                    -----------------------------------------------------------------
                                                       Four months                                            Sept. 1,
                                                           ended              Year Ended June 30,            1995 to
                                                        October 31, -----------------------------------      June 30,
                                                      2000(1)       2000      1999      1998       1997       1996(2)
---------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period              $                      7.07      4.40    10.86       10.32      10.00
Income from investment operations:
Net investment income (loss)                      $                     (0.11)    (0.02)      --       (0.05)        --
Net realized and unrealized gain (loss)
on investments                                    $                      0.08      2.69    (6.46)        0.59       0.33
Total from investment operations                  $                     (0.03)      2.67   (6.46)        0.54       0.33
Less distributions from:
Net investment income                             $                        --        --       --          --         --
In excess of net investment income                $                        --        --       --          --        0.01
Tax return of capital                             $                        --        --       --          --         --
Net asset value, end of period                    $                      7.04      7.07     4.40       10.86      10.32
Total Return(3):                                  %                     (0.42)     60.68  (59.48)        5.26       3.32
Ratios/Supplemental Data:
Net assets, end of period (000's)                 $                     3,749     5,184    4,265      11,155      6,476
Ratios to average net assets:
Net expenses after expense reimbursement(4)(5)    %                      2.61      2.50     2.50        2.50       2.50
Gross expenses prior to expense
reimbursement(4)                                  %                      3.05      3.48     3.30        3.04       3.88
Net investment income (loss) after expense
reimbursement(4)(5)                               %                     (1.06)    (0.49)   (0.07)      (0.55)     (0.16)
Portfolio turnover rate                           %                       138       111       81          38         15

--------------------------------------------------------------------------------
(1)  Effective      , 2000, the Fund changed its fiscal year end from June 30 to
     October 31.

(2)  The Fund commenced operations on September 1, 1995.

(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return information for less than one year is not annualized.

(4)  Annualized for periods less than one year.

(5) The Investment Manager has agreed to limit expenses, excluding, interest, taxes, brokerage and extraordinary expenses.

76    ING Pilgrim Asia-Pacific Equity Fund

FINANCIAL HIGHLIGHTS                       ING PILGRIM SMALLCAP ASIA GROWTH FUND
-----------------------------------------------------------------------------
For the ten months ended October 31, 2000, the information in the table below has been audited by PricewaterhouseCoopers LLP, independent auditors. For all periods prior to October 31, 2000, the financial information was audited by other independent auditors.

                                                  Ten months
                                                    ended                Year ended December 31,
                                                  October 31,  ------------------------------------------------
                                                   2000(1)     1999     1998        1997       1996        1995
Per Share Operating Performance
Net Asset Value, Beginning of Period                  $        5.69      7.06       12.24       9.76       10.00
Net investment income (loss)                          $       (0.10)       --       (0.05)     (0.05)       0.02
Net realized and unrealized gain (loss) from
investment operations                                 $        3.36     (1.37)      (5.13)      2.54       (0.24)
Total income (loss) from investment operations        $        3.26     (1.37)      (5.18)      2.49       (0.22)
Less distributions:
Distributions from net investment income              $          --        --          --         --        0.02
Distributions in excess of net investment income      $          --        --          --       0.01          --
Total distributions                                   $          --        --          --       0.01        0.02
Net asset value, end of period                        $        8.95      5.69        7.06      12.24        9.76
Total Return(3)                                       %       57.29    (19.41)     (42.32)     25.50        4.39
Ratios/Supplemental Data
Net asset, end of period (thousands)                  $      14,392    18,278      13,867     23,796       8,936
Ratio of expenses to average net assets, before
reimbursement or waiver(4)                            %        3.00      2.86        2.30       2.64        3.51
Ratio of expenses to average net assets, net of
reimbursement or waiver(4)                            %        2.50      2.50        2.30       2.42        1.75
Ratio of net investment income (loss)to average net
assets, before reimbursement or waiver(4)             %       (1.56)    (0.57)      (0.32)     (0.86)      (1.24)
Ratio of net investment income (loss)to average net
assets, net of reimbursement or waiver(4)             %       (1.05)    (0.21)      (0.32)     (0.64)       0.52
Portfolio Turnover Rate                               %      172.89    193.48      187.41     176.49       40.22

--------------------------------------------------------------------------------
(1)  Effective     , 2000, the Fund changed its fiscal year end from December 31 to October 31.

(2)  The Fund commenced operations on July 3, 1995.

(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Total return for less than one year is not annualized.

(4)  Annualized for periods less than one year.

                          If you have any questions, please call 1-800-992-0180.

                                     ING Pilgrim SmallCap Asia Growth Fund    77

ING PILGRIM EUROPEAN EQUITY FUND                            FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------
The information in the table below has been audited by Ernst & Young LLP, independent auditors.

                                                       Class A(1)             Class B(1)              Class C(1)
                                                 ---------------------  -----------------------  ----------------------
                                                 Year ended October 31,  Year ended October 31,  Year ended October 31,
                                                   2000(2)      1999         2000(2)   1999         2000(2)  1999
----------------------------------------------------------------------  -----------------------  ----------------------
Per Share Operating Performance
Net Asset Value Per Share, Beginning of Period     $           10.00                   10.00                 10.00
Net investment operations:
Net investment income (loss)                       $            0.04                    0.00(7)              (0.01)
Net realized and unrealized gains(2)               $            0.91                    0.89                  0.90
Total from investment operations                   $            0.95                    0.89                  0.89
Distributions paid from:
Capital gain                                       $              --                      --                    --
Investment income                                  $              --                      --                    --
Total distributions                                $              --                      --                    --
Net asset value per share, end of period           $           10.95                   10.89                 10.89
Net assets, end of period (thousands)              $          28,746                     849                    62
Total investment return at net asset value(3)(4)   %            9.50                    8.90                  8.90
Ratios/Supplemental Data
Ratio to average net assets(5)
Net expenses                                       %            1.61                    2.27                  2.26
Gross expenses                                     %            3.06                    3.35                  3.34
Net investment loss                                %            0.48                   (0.08)                (0.15)
Portfolio Turnover Rate(4)                         %           62.91                   62.91                 62.91

--------------------------------------------------------------------------------
(1)  Class A, B and C shares commenced operations on December 15, 1998.

(2)  Includes gains and losses on foreign currency transactions.

(3) Total return assumes reinvestment of all dividend and capital gain distributions, if any, and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges with respect to Class B and C shares. Total returns would be lower if part of the Fund's expenses were not waived or reimbursed.

(4)  Not annualized.

(5)  Annualized.

(6)  Amount represents less than $0.01.

78    ING Pilgrim European Equity Fund

FINANCIAL HIGHLIGHTS                       ING PILGRIM TROIKA DIALOG RUSSIA FUND
--------------------------------------------------------------------------------

For the ten months ended October 31, 2000, the information in the table below has been audited by PricewaterhouseCoopers LLP, independent auditors. For all periods prior to October 31, 2000, the financial information was audited by other independent auditors.

                                                               Ten months
                                                                 ended                 Year ended December 31,
                                                               October 31,  --------------------------------------------
                                                                2000(1)      1999      1998      1997       1996(2)
---------------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance
 Net Asset Value, Beginning of Period                      $                 2.64     17.50      11.24     12.12
 Net investment income (loss)                              $                 0.18      0.15      (0.01)    (0.05)
 Net realized and unrealized gain (loss) from investment
 operations                                                $                 3.99    (14.70)      7.57     (0.51)
 Total income (loss) from investment operations            $                 4.17    (14.55)      7.56     (0.56)
 Less distributions:
 Distributions from net investment income                  $                 0.07      0.07        --        --
 Distributions from net realized gains                     $                  --       0.24       1.30      0.32
 Total distributions                                       $                 0.07      0.31       1.30      0.32
 Net asset value, end of period                            $                 6.74      2.64      17.50     11.24
 Total Return(3)                                           %               159.76     82.99      67.50     (9.01)
Ratios/Supplemental Data
 Net assets, end of period (thousands)                     $               59,011    19,147    137,873    13,846
 Ratio of expenses to average net assets, before
 redemption fee proceeds(4)                                %                 3.32      2.64       2.89      5.07
 Ratio of expenses to average net assets, net of
 redemption fee proceeds(4)                                %                 2.23      1.84       1.85      2.65
 Ratio of net investment income (loss) to average net
 assets, before redemption fee proceeds(4)                 %                 3.30      0.57      (1.14)    (3.69)
 Ratio of net investment income (loss) to average net
 assets, net of redemption fee proceeds(4)                 %                 4.39      1.36      (0.11)    (1.27)
 Portfolio Turnover Rate                                   %                91.14     65.76      66.84    115.55

--------------------------------------------------------------------------------

(1) Effective , 2000, the Fund changed its fiscal year end from December 31 to October 31.

(2) The Fund's commencement of operations was June 3, 1996 with the investment of its initial capital. The Fund's registration statement with the Securities and Exchange Commission became effective on July 3, 1996. Financial results prior to the effective date of the Fund's registration statement are not presented in this Financial Highlights Table.

(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value.Total return for less than one year is not annualized.

(4)   Annualized for periods less than one year.

                          If you have any questions, please call 1-800-992-0180.

                                     ING Pilgrim Troika Dialog Russia Fund    79

ING PILGRIM GOLD FUND                                       FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For the ten months ended October 31, 2000, the information in the table below has been audited by PricewaterhouseCoopers LLP, independent auditors. For all periods prior to October 31, 2000, the financial information was audited by other independent auditors.

                                                       Ten months
                                                         ended
                                                      October 31,                   Year ended December 31,
                                                       2000(1)       1999       1998       1997        1996        1995
------------------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance
 Net Asset Value, Beginning of Period             $                  3.03       3.24      5.97          6.24       6.37
 Net investment income (loss)                     $                 (0.01)        --        --          0.02         --
 Net realized and unrealized gain (loss) from
 investment operations                            $                  0.27      (0.21)    (2.52)         0.50      (0.12)
 Total income (loss) from investment operations   $                  0.26      (0.21)    (2.52)         0.52      (0.12)
 Less distributions:
 Distributions from net investment income         $                   --         --       0.21          0.79       0.01
 Total distributions                              $                   --         --       0.21          0.79       0.01
 Net asset value, end of period                   $                  3.29       3.03      3.24          5.97       6.24
 Total Return(2)                                  %                  8.58      (6.39)   (42.98)         7.84      (1.89)
Ratios/Supplemental Data
 Net assets, end of period (thousands)            $                72,516     50,841    53,707       109,287    135,779
 Ratio of expenses to average net assets(3)       %                  1.94       1.74      1.65          1.60       1.70
 Ratio of net investment income (loss) to
 average net assets(3)                            %                 (0.02)      0.08      0.17         (0.32)      0.07
 Portfolio Turnover Rate                          %                 78.55      28.93     38.32         31.04      40.41

--------------------------------------------------------------------------------
(1) Effective , 2000, the Fund changed its fiscal year end from December 31 to October 31.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Total return for less than one year is not annualized.

(3)  Annualized for periods less than one year.


80    ING Pilgrim Gold Fund

FINANCIAL HIGHLIGHTS                                     ING PILGRIM SILVER FUND
--------------------------------------------------------------------------------

For the ten months ended October 31, 2000, the information in the table below has been audited by PricewaterhouseCoopers LLP, independent auditors. For all periods prior to October 31, 2000, the financial information was audited by other independent auditors.

                                                        Ten months                Six month
                                                          ended     Year ended   period ended              Year ended June 30,
                                                       October 31,  December 31,  December 31,   -----------------------------------
                                                          2000(1)      1999         1998(2)      1998      1997     1996        1995
------------------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance
 Net Asset Value, Beginning of Period                    $             2.73          3.26        3.95     4.46       4.00      3.92
 Net investment income (loss)                            $             0.01         (0.01)      (0.02)   (0.04)     (0.03)    (0.03)
 Net realized and unrealized gain (loss) from investment
 operations                                              $             0.23         (0.52)      (0.66)   (0.43)      0.51      0.11
 Total income (loss) from investment operations          $             0.24         (0.53)      (0.68)   (0.47)      0.48      0.08
 Less distributions:
 Distributions from net investment income                $             0.01           --          --       --         --        --
 Distributions in excess of net investment income        $              --            --         0.01     0.04       0.02       --
 Total distributions                                     $             0.01           --         0.01     0.04       0.02       --
 Net asset value, end of period                          $             2.96          2.73        3.26     3.95       4.46      4.00
 Total Return(3)                                         %             8.70        (16.26)     (17.32)  (10.76)     12.02      2.04
Ratios/Supplemental Data
 Net assets, end of period (thousands)                   $           25,413        25,560      34,921   42,035     73,945    65,517
 Ratio of expenses to average net assets(4)              %             2.11          2.37        1.90     1.96       1.73      1.82
 Ratio of net investment income (loss) to average net
 assets(4)                                               %             0.49         (0.61)      (0.54)   (0.78)     (0.72)    (0.83)
 Portfolio Turnover Rate                                 %            29.44          5.68       28.78    18.76      44.30     44.22

--------------------------------------------------------------------------------
(1) Effective , 2000, the Fund changed its fiscal year end from December 31 to October 31.

(2)  The Fund changed its fiscal year-end from June 30 to December 31.


(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Total return for less than one year is not annualized.

(4)  Annualized for periods less than one year.

                          If you have any questions, please call 1-800-992-0180.

                                                   ING Pilgrim Silver Fund    81

ING PILGRIM GLOBAL INCOME FUND                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For the ten months ended October 31, 2000, the information in the table below has been audited by PricewaterhouseCoopers LLP, independent auditors. For all periods prior to October 31, 2000, the financial information was audited by other independent auditors.

                                                          Ten months
                                                            ended
                                                          October 31,                       Year ended December 31,
                                                            2000(1)       1999           1998       1997       1996      1995
------------------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
 Net asset value, beginning of period                 $                  10.36          10.58      11.22      10.75      9.80
 Net investment income (loss)                         $                   1.16           0.90       1.04       1.01      0.96
 Net realized and unrealized gain (loss) from
 investment operations                                $                  (1.20)         (0.07)     (0.50)      0.36      0.95
 Total income (loss) from investment operations       $                   0.04           0.83       0.54       1.37      1.91
 Less distributions:
 Distributions from net investment income             $                   0.82           0.87       0.91       0.86      0.96
 Distributions from net realized gains                $                   0.05           0.18       0.27       0.04       --
 Total distributions                                  $                   0.87           1.05       1.18       0.90      0.96
 Net asset value, end of period                       $                   9.45          10.36      10.58      11.22     10.75
 Total Return(2)                                      %                  (0.31)          8.21       5.00      13.33     20.10
Ratios/Supplemental Data:
 Net assets, end of period (thousands)                $                 31,696         36,407     23,668     29,110    12,255
 Ratio of expenses to average net assets, before
 reimbursement or waiver(3)                           %                   1.86 (4)       1.89       2.17       2.33      3.07
 Ratio of expenses to average net assets, net of
 reimbursement or waiver(3)                           %                   1.86 (4)       1.50       1.50       1.50      2.75
 Ratio of net investment income (loss) to average net
 assets, before reimbursement or waiver(3)            %                  11.52          10.99       8.99       9.49      9.48
 Ratio of net investment income (loss) to average net
 assets, net of reimbursement or waiver(3)            %                  11.52          11.38       9.66      10.32      9.80
 Portfolio turnover rate                              %                  24.56          45.25     117.94      71.83    164.72

--------------------------------------------------------------------------------
(1) Effective , 2000, the Fund changed its fiscal year end from December 31 to October 31.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Total return for less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  The Fund incepted operation on October 23, 2000.

(5)  Annualized for periods less than one year.

82  ING Pilgrim Global Income Fund

WHERE TO GO FOR MORE INFORMATION

You'll find more information about the ING Pilgrim Funds in our:

ANNUAL/SEMI-ANNUAL REPORTS

Includes a discussion of recent market conditions and investment strategies that significantly affected performance, the financial statements and the auditors' reports (in annual report only).

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the ING Pilgrim Funds. The SAI is legally part of this prospectus (it is incorporated by reference). A copy has been filed with the Securities and Exchange Commission (SEC).

Please write or call for a free copy of the current Annual/Semi-Annual reports, the SAI or other Fund information, or to make shareholder inquiries:

THE ING PILGRIM FUNDS
7337 East Doubletree Ranch Road
Scottsdale, AZ 85258-2034

1-800-992-0180

Or visit our website at www.pilgrimfunds.com

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC's Public Reference Room in Washington, D.C. or call 202-942-8090. Otherwise, you may obtain the information for a fee by contacting the SEC at:

Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-0102
or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC's Internet website at http://www.sec.gov

When contacting the SEC, you will want to refer to the Fund's SEC file number. The file numbers are as follows:

ING Pilgrim Mayflower Trust                                811-7978
ING Pilgrim Advisory Funds, Inc.                           811-9040
ING Pilgrim Mutual Funds                                   811-7428
ING Pilgrim Global Corporate Leaders Fund, Inc.            811-5113
ING Pilgrim International Fund, Inc.                       811-8172
ING Pilgrim Worldwide Emerging Markets Fund, Inc.          811-1838
ING Pilgrim Global Technology Fund, Inc.                   811-9649
ING Pilgrim SmallCap Asia Growth Fund, Inc.                811-7287
ING Pilgrim Troika Dialog Russia Fund, Inc.                811-7587
ING Pilgrim Gold Fund, Inc.                                811-2881
ING Pilgrim Silver Fund, Inc.                              811-4111
ING Pilgrim Global Income Fund                             811-4675
ING Funds Trust                                            811-8895

INTLPROSXXXXXX-XXXXXX

March 1, 2001
Classes A, B, C, M and T

                                             U.S. EQUITY FUNDS
                                             ING Pilgrim MagnaCap
                                             ING Pilgrim Growth and Income
                                             ING Pilgrim LargeCap Leaders
                                             ING Pilgrim Research Enhanced Index
                                             ING Pilgrim Tax Efficient Equity
                                             ING Pilgrim Growth Opportunities
                                             ING Pilgrim LargeCap Growth
                                             ING Pilgrim MidCap Value
                                             ING Pilgrim MidCap Opportunities
                                             ING Pilgrim MidCap Growth
                                             ING Pilgrim Growth + Value
                                             ING Pilgrim SmallCap Opportunities
                                             ING Pilgrim SmallCap Growth
                                             ING Pilgrim Bank and Thrift
                                             ING Pilgrim Internet
                                               Equity & Income Funds
                                             ING Pilgrim Balanced
                                             ING Pilgrim Convertible

This prospectus contains important information about investing in the ING Pilgrim Funds. You should read it carefully before you invest, and keep it for future reference. Please note that your investment: is not a bank deposit, is not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency and is affected by market fluctuations. There is no guarantee that the Funds will achieve their objectives. As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities nor has the SEC judged whether the information in this prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

                                                                   WHAT'S INSIDE
--------------------------------------------------------------------------------

These pages contain a description of each of our Funds included in this prospectus, including its objective, investment strategy and risks.

[GRAPHIC]

OBJECTIVE

[GRAPHIC]

INVESTMENT STRATEGY

You'll also find:

[GRAPHIC]

RISKS

HOW THE FUND HAS PERFORMED.

A chart that shows the Fund's financial performance for the past ten years (or since inception, if shorter).

[GRAPHIC]

HOW THE FUND HAS PERFORMED

WHAT YOU PAY TO INVEST. A list of the fees and expenses you pay -- both directly and indirectly -- when you invest in a Fund.


An Introduction to the ING Pilgrim Funds                                       1
Funds At A Glance                                                              2

U.S. EQUITY FUNDS
ING Pilgrim MagnaCap                                                           4
ING Pilgrim Growth and Income                                                  6
ING Pilgrim LargeCap Leaders                                                   8
ING Pilgrim Research Enhanced Index                                           10
ING Pilgrim Tax Efficient Equity                                              12
ING Pilgrim Growth Opportunities                                              14
ING Pilgrim LargeCap Growth                                                   16
ING Pilgrim MidCap Value                                                      18
ING Pilgrim MidCap Opportunities                                              20
ING Pilgrim MidCap Growth                                                     22
ING Pilgrim Growth + Value                                                    24
ING Pilgrim SmallCap Opportunities                                            26
ING Pilgrim SmallCap Growth                                                   28
ING Pilgrim Bank and Thrift                                                   30
ING Pilgrim Internet                                                          32

EQUITY & INCOME FUNDS
ING Pilgrim Balanced                                                          34
ING Pilgrim Convertible                                                       36

WHAT YOU PAY TO INVEST                                                        38
SHAREHOLDER GUIDE                                                             43
MANAGEMENT OF THE FUNDS                                                       50
DIVIDENDS, DISTRIBUTIONS AND TAXES                                            53
MORE INFORMATION ABOUT RISKS                                                  54
FINANCIAL HIGHLIGHTS                                                          57
WHERE TO GO FOR MORE INFORMATION                                      Back cover

                                                            INTRODUCTION TO THE
                                                               ING PILGRIM FUNDS
--------------------------------------------------------------------------------

Risk is the potential that your investment will lose money or not earn as much as you hope. All mutual funds have varying degrees of risk, depending on the securities they invest in. Please read this prospectus carefully to be sure you understand the principal risks and strategies associated with each of our Funds. You should consult the Statement of Additional Information (SAI) for a complete list of the risks and strategies.

If you have any questions about the ING Pilgrim Funds, please call your financial consultant or us at 1-800-992-0180.

This prospectus is designed to help you make informed decisions about your investments.

U.S. EQUITY FUNDS


ING Pilgrim's U.S. Equity Funds focus on long-term growth by investing primarily in domestic equities. They may suit you if you:


     *    are investing for the long-term -- at least several years

     *    are willing to accept higher risk in exchange for long-term growth.

EQUITY AND INCOME FUNDS


     ING Pilgrim's Equity and Income Funds seek income and growth of capital.


     They may suit you if you:

     *    want both regular income and capital appreciation

     * are looking for growth potential, but don't feel comfortable with the level of risk associated with the Equity Funds.

[GRAPHIC]


If you have any questions about the ING Pilgrim Funds, please call your financial consultant or us at 1-800-992-0180.



[GRAPHIC]

                          If you have any questions, please call 1-800-992-0180.

--------
Funds
At A
Glance
--------


This table is a summary of the objectives, main investments and risks of each ING Pilgrim Fund. It is designed to help you understand the differences between the Funds, the main risks associated with each, and how risk and investment objectives relate. This table is only a summary. You should read the complete descriptions of each Fund's investment objectives, strategies and risks, which begin on page 4.

               FUND                                                  INVESTMENT OBJECTIVE
               ----                                                  --------------------
U.S. Equity    MagnaCap Fund                                         Growth of capital, with dividend income as a
Funds          Adviser: ING Pilgrim Investments, Inc.                secondary consideration

               Growth and Income Fund                                Long-term capital appreciation, with income
               Adviser: ING Pilgrim Investments, Inc.                as a secondary objective

               LargeCap Leaders Fund                                 Long-term capital appreciation
               Adviser: ING Pilgrim Investments, Inc.

               Research Enhanced Index Fund                          Capital appreciation
               Adviser: ING Pilgrim Investments, Inc.
               Sub-Adviser: J.P. Morgan
               Investment Management Inc.

               Tax Efficient Equity Fund                             High total return on an after-tax basis
               Adviser: ING Mutual Funds Management Co. LLC.
               Sub-Adviser: Delta Asset Management.

               Growth Opportunities Fund                             Long-term growth of capital
               Adviser: ING Pilgrim Investments, Inc.

               LargeCap Growth Fund                                  Long-term capital appreciation
               Adviser: ING Pilgrim Investments, Inc.

               MidCap Value Fund                                     Long-term capital appreciation
               Adviser: ING Pilgrim Investments, Inc.

               MidCap Opportunities Fund                             Long-term capital appreciation
               Adviser: ING Pilgrim Investments, Inc.

               MidCap Growth Fund                                    Long-term capital appreciation
               Adviser: ING Pilgrim Investments, Inc.

               Growth + Value Fund                                   Capital appreciation
               Adviser: ING Pilgrim Investments, Inc.
               Sub-Adviser: Navellier Fund
               Management, Inc.

               SmallCap Opportunities Fund                           Capital appreciation
               Adviser: ING Pilgrim Investments, Inc.

               SmallCap Growth Fund                                  Long-term capital appreciation
               Adviser: ING Pilgrim Investments, Inc.

               Bank and Thrift Fund                                  Long-term capital appreciation, with income
               Adviser: ING Pilgrim Investments, Inc.                as a secondary objective

               Internet Fund
               Adviser: ING Mutual Funds Management Co. LLC.         Long-term capital appreciation
               Sub-Adviser: ING Investment Management Advisors B.V.

Equity &       Balanced Fund                                         Long-term capital appreciation and current income
Income Funds   Adviser: ING Pilgrim Investments, Inc.

               Convertible Fund                                      Total return, consisting of capital appreciation
               Adviser: ING Pilgrim Investments, Inc.                and current income


MAIN INVESTMENTS                             MAIN RISKS
----------------                             ----------
Equity securities that meet disciplined      Price volatility and other risks that accompany an investment in
selection criteria designed to identify      equity securities.
companies capable of paying rising
dividends.

Equity securities of large, ably             Price volatility and other risks that accompany an investment in
managed, and well-financed U.S.              equity securities.
companies.

Equity securities of large U.S.              Price volatility and other risks that accompany an investment in
companies believed to be leaders in          equity securities.
their industries.

Equity securities of large U.S.              Price volatility and other risks that accompany an investment in
companies that make up the S&P 500           equity securities.
Index.

Equity securities and instruments whose      Price volatility and other risks that accompany an investment in
returns depend upon stock market prices,     equity securities. May not provide as high a return before taxes
managed in a manner that will attempt to     as other funds, and as a result may not be suitable for investors
reduce net realized gains each year.         who are not subject to current income tax.

Equity securities of large, medium, and      Price volatility and other risks that accompany an investment in
small U.S. companies believed to have        growth-oriented equity securities.
growth potential.

Equity securities of large U.S.              Price volatility and other risks that accompany an investment in
companies believed to have growth            growth-oriented equity securities.
potential.

Equity securities of medium-sized U.S.       Price volatility and other risks that accompany an investment in
companies that meet disciplined              equity securities of medium-sized companies. Particularly
selection criteria designed to identify      sensitive to price swings during periods of economic uncertainty.
companies with prices below their
long-term value.

Equity securities of medium-sized U.S.       Price volatility and other risks that accompany an investment in
companies believed to have growth            equity securities of growth-oriented and medium-sized companies.
potential.                                   Particularly sensitive to price swings during periods of economic uncertainty.

Equity securities of medium-sized U.S.       Price volatility and other risks that accompany an investment in
companies believed to have growth            equity securities of medium-sized companies. Particularly
potential.                                   sensitive to price swings during periods of economic uncertainty.

Equity securities of small-sized U.S.        Price volatility and other risks that accompany an investment in
companies.                                   equity securities of growth-oriented and small-sized companies.
                                             Particularly sensitive to price swings during periods of economic uncertainty.

Equity securities of small-sized U.S.        Price volatility and other risks that accompany an investment in
companies believed to have growth            equity securities of growth-oriented and small-sized companies.
potential.                                   Particularly sensitive to price swings during periods of economic uncertainty.

Equity securities of small-sized U.S.        Price volatility and other risks that accompany an investment in
companies believed to have growth            equity securities of growth-oriented and small-sized companies.
potential.                                   Particularly sensitive to price swings during periods of economic uncertainty.


Equity securities of banks and thrifts       Price volatility and other risks that accompany an investment in
or their holding or parent companies,        equity securities. Susceptible to risks of decline in the price
and savings accounts of mutual thrifts.      of securities concentrated in the banking and thrift industries.

U.S. and non-U.S. internet technology        Price volatility and other risks that accompany an investment in
companies.                                   equity securities and maintaining a non diversified portfolio will also experience risks related to investments in foreign securities (for example, currency exchange rate fluctuations).
                                             Products and services of companies engaged in internet-related activities are subject to relatively high risks of rapid
                                             obsolescence caused by scientific and technological advances.

A mix of equity and debt securities.         Price volatility and other risks that accompany an investment in equity securities. Credit, interest rate and other risks that accompany an investment in debt securities.

Convertible securities of companies of       Price volatility and other risks that accompany an investment in
various sizes, as well as equities, and      equity securities. Credit, interest rate, liquidity and other
high-yield debt.                             risks that accompany an investment in debt securities,and lower quality debt securities.

------------
U.S. Equity
Funds
------------

ING PILGRIM MAGNACAP FUND                          Adviser
                                                   ING Pilgrim Investments, Inc.
--------------------------------------------------------------------------------

OBJECTIVE
[GRAPHIC]

The Fund seeks growth of capital, with dividend income as a secondary consideration.

INVESTMENT
STRATEGY
[GRAPHIC]

The Fund is managed with the philosophy that companies that can best meet the Fund's objectives have paid increasing dividends or have had the capability to pay rising dividends from their operations. The Fund normally invests at least 65% of its assets in equity securities of companies that meet the following disciplined criteria:

Consistent Dividends -- A company must have paid or had the financial capability from its operations to pay a dividend in eight out of the last 10 years.

Substantial Dividend Increases -- A company must have increased its dividends or had the financial capability from its operations to have increased its dividends at least 100% over the past 10 years.

Reinvested Earnings -- Dividend payout must be less than 65% of current earnings.

Strong Balance Sheet -- Long term debt should be no more than 25% of the company's total capitalization or a company's bonds must be rated at least A- or A-3.

Attractive Price -- A company's current share price should be in the lower half of the stock's price/earnings ratio range for the past ten years, or the ratio of the share price to its anticipated future earnings must be an attractive value in relation to the average for its industry peer group or that of the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index).

The equity securities in which the Fund may invest include common stocks, convertible securities, and rights or warrants. Normally, the Fund's investments are primarily in larger companies that are included in the largest 500 U.S. companies. The remainder of the Fund's assets may be invested in equity securities that the adviser believes have growth potential because they represent an attractive value.

In selecting securities for the Fund, preservation of capital is also an important consideration. Although the Fund normally will be invested as fully as practicable in equity securities, assets that are not invested in equity securities may be invested in high quality debt securities. The Fund may invest up to 5% of its assets, measured at the time of investment, in foreign securities.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

Market Trends -- from time to time, the stock market may not favor the value securities that meet the Fund's disciplined investment criteria. Rather, the market could favor growth-oriented stocks or small company stocks, or may not favor equities at all.

Debt securities -- the value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities.

Credit Risk -- the Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns.

Risks of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

4    ING Pilgrim MagnaCap Fund

                                                      ING PILGRIM MAGNACAP FUND
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by Year Total Returns (%)(1)

    1991   1992   1993   1994   1995   1996   1997   1998   1999   2000
    ----   ----   ----   ----   ----   ----   ----   ----   ----   ----
    25.28  8.02   9.25   4.15   35.22  18.51  27.73  16.09  12.20

Best and worst quarterly performance during this period:


    quarter     : up      %

    quarter     : down    %


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the S&P 500 Index.


Average Annual Total Returns

                                                                                           S&P
                                                                                           500
                             Class A(3)     Class B(4)     Class C(4)     Class M(5)     Index(6)
                             ----------     ----------     ----------     ----------     --------

One year, ended
December 31, 2000     %

Five years, ended
December 31, 2000     %                                        N/A

Ten years, ended
December 31, 2000     %                                        N/A

Since inception of
Classes B and M(7)    %                                        N/A

Since inception of
Classes C(8)          %         N/A            N/A              --             N/A           --

----------
(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2)  Reflects deduction of sales charge of 5.75%.
(3) Reflects deduction of deferred sales charge of 5%, 2% and 1% respectively, for 1 year, five year and since inception returns.
(4)  Reflects deduction of deferred sales charge of 1% for 1 year return.
(5)  Reflects deduction of sales charge of 3.5%.
(6) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization U.S. companies.
(7)  Classes B and M commenced operations on July 17, 1995.
(8)  Class C commenced operations on ___________.

                                                                       [GRAPHIC]

                          If you have any questions, please call 1-800-992-0180.

                                                  ING Pilgrim MagnaCap Fund    5

-----------
U.S. Equity
Funds
-----------

ING PILGRIM GROWTH AND INCOME FUND
                                                   Adviser
                                                   ING Pilgrim Investments, Inc.
--------------------------------------------------------------------------------

OBJECTIVE
[GRAPHIC]

The Fund's principal investment objective is long-term capital appreciation. Income is a secondary objective.

INVESTMENT
STRATEGY
[GRAPHIC]

The Fund will invest at least 65% of its total assets in common stocks of U.S. companies, which may include dividend paying securities and securities convertible into shares of common stock. The Fund seeks to invest in large, ably managed and well financed companies. The investment approach is to identify high quality companies with good earnings and price momentum which sell at attractive valuations.

The Fund may invest the remaining 35% of its assets in foreign securities and smaller capitalization companies.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies. The Fund also may invest in small and medium-sized companies, which may be more susceptible to price swings because they have fewer financial resources, more limited product and market diversification, and many are dependent on a few key managers.

Market Trends -- from time to time, the stock market may not favor the large company value securities in which the Fund invests. Rather, the market could favor growth-oriented stocks or small company stocks, or may not favor equities at all.

Inability to Sell Securities -- securities of smaller companies trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Risks of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

6    ING Pilgrim Growth and Income Fund

                                             ING PILGRIM GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by Year Total Returns (%)(1)(2)

    1991   1992   1993   1994   1995   1996   1997   1998   1999   2000
    ----   ----   ----   ----   ----   ----   ----   ----   ----   ----
    24.87  12.36  13.22  -3.11  22.57  26.46  30.36  21.42  15.54

Best and worst quarterly performance during this period:


    quarter 1998: up      %

    quarter 1990: down    %

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index).

Average Annual Total Returns

                                                        S&P
                                                        500
                                    Class A(3)(4)     Index(5)
                                    -------------     --------
One year, ended
December 31, 2000         %

Five years, ended
December 31, 2000         %

Ten years, ended
December 31, 2000         %

----------
(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2) Prior to July 26, 2000, Lexington Management Corporation served as the adviser to the Fund and the Fund's shares were sold on a no-load basis. Effective July 31, 2000, the Fund's outstanding shares were classified as "Class A" shares.
(3) This table shows the performance of the Class A shares of the Fund. Class B and Class C shares of the Fund did not have a full year's performance during the year ended December 31, 2000.
(4)  Reflects a deduction of sales charge of 5.75%.
(5) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization U.S. companies.


                                                                       [GRAPHIC]

                          If you have any questions, please call 1-800-992-0180.

                                         ING Pilgrim Growth and Income Fund    7

-----------
U.S. Equity
Funds
-----------

ING PILGRIM LARGECAP LEADERS FUND                  Adviser
                                                   ING Pilgrim Investments, Inc.
--------------------------------------------------------------------------------

OBJECTIVE
[GRAPHIC]

The Fund seeks long-term capital appreciation.

INVESTMENT
STRATEGY
[GRAPHIC]

The Fund normally invests at least 65% of its total assets in equity securities of large U.S. companies that the adviser believes are leaders in their industries. The portfolio managers consider whether these companies have a sustainable competitive edge.

The portfolio managers emphasize a value approach, and seek securities whose prices in relation to projected earnings are believed to be reasonable in comparison to the market. For this Fund, a company with a market capitalization (outstanding shares multiplied by price per share) of over $5 billion is considered to be a large company, although the Fund may also invest to a limited degree in companies that have a market capitalization between $1 billion and $5 billion.

The equity securities in which the Fund may invest include common stock, convertible securities, preferred stock, American Depositary Receipts, and warrants. The Fund normally invests as fully as practicable (at least 80%) in equity securities.


Pending Merger -- Subject to Shareholder approval, the Fund's Board of Directors has approved the reorganization of the Fund into ING Pilgrim MagnaCap Fund. You could therefore ultimately hold shares of that Fund.


--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies. The Fund also may invest in small and medium-sized companies, which may be more susceptible to price swings because they have fewer financial resources, more limited product and market diversification, and many are dependent on a few key managers.

Market Trends -- from time to time, the stock market may not favor the large company value securities in which the Fund invests. Rather, the market could favor growth-oriented stocks or small company stocks, or may not favor equities at all.

Inability to Sell Securities -- securities of smaller companies trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

8    ING Pilgrim LargeCap Leaders Fund

                                              ING PILGRIM LARGECAP LEADERS FUND
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by Year Total Returns (%)(1)(2)

    1991   1992   1993   1994   1995   1996   1997   1998   1999   2000
    ----   ----   ----   ----   ----   ----   ----   ----   ----   ----
                                       21.07  20.15  20.08  18.94

Best and worst quarterly performance during this period:


    quarter 1998: up      %

    quarter 1998: down    %


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index).


Average Annual Total Returns

                                                                                 S&P 500
                             Class A(3)   Class B(4)   Class C(5)   Class M(6)   Index(7)
                             ----------   ----------   ----------   ----------   --------
                                                       C>
One year, ended
December 31 2000        %
                                                           --
Five years, ended
December 31, 2000       %       --            --          N/A            --         --

Since inception of                                        N/A
Classes A, B and M(8)   %

Since inception of
Class C(9)              %       N/A           N/A          --           N/A

----------
(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2) Prior to November 1, 1998, the Fund's investment policies were different in that they emphasized large company value stocks without necessarily emphasizing industry leaders. ING Pilgrim Investments, Inc. has been the Fund's investment adviser since the Fund commenced operations; however, prior to November 1, 1997, the Fund was managed by a sub-adviser.
(3)  Reflects deduction of sales charge of 5.75%.
(4) Reflects deduction of deferred sales charge of 5% and 2%, respectively, for 1 year and since inception returns.
(5)  Reflects deduction of deferred sales charge of 1% for 1 year return.
(6)  Reflects deduction of sales charge of 3.5%.
(7) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization U.S. companies.
(8)  Classes A, B and M commenced operations on September 1, 1995.
(9)  Class C shares commenced operations on ____________.


                                                                       [GRAPHIC]

                          If you have any questions, please call 1-800-992-0180.

                                          ING Pilgrim LargeCap Leaders Fund    9

-----------
U.S. Equity
Funds
-----------

                                          Adviser
                                          ING Pilgrim Investments, Inc.
                                          Sub-Adviser
ING PILGRIM RESEARCH ENHANCED INDEX FUND  J.P. Morgan Investment Management Inc.
--------------------------------------------------------------------------------

OBJECTIVE
[GRAPHIC]

The Fund seeks capital appreciation.

INVESTMENT
STRATEGY
[GRAPHIC]

The Fund invests primarily in large companies that make up the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index). Based on extensive research regarding projected company earnings and dividends, a valuation model ranks companies in each industry group according to their relative value. Using this valuation model, the portfolio managers select stocks for the Fund. Within each industry, the Fund modestly overweights stocks that are ranked as undervalued or fairly valued while modestly underweighting or not holding stocks that appear overvalued. Industry by industry, the Fund's assets are invested so that the Fund's industry sector allocations and market cap weightings closely parallel those of the S&P 500 Index.

By owning a large number of stocks within the S&P 500 Index, with an emphasis on those that appear undervalued or fairly valued, and by tracking the industry weightings and other characteristics of that index, the Fund seeks returns that modestly exceed those of the S&P 500 Index over the long term with virtually the same level of volatility.

Under normal market conditions, the Fund invests at least 80% of its total assets in common stocks included in the S&P 500 Index. It may also invest in other common stocks not included in the S&P 500 Index. The Fund may also invest in certain higher-risk investments, including derivatives (generally these investments will be limited to S&P 500 Index options).

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies. The portfolio managers try to remain fully invested in companies included in the S&P 500 Index, and generally do not change this strategy even temporarily, which could make the Fund more susceptible to poor market conditions.

Market Trends -- from time to time, the stock market may not favor the large company securities that are ranked as undervalued or fairly valued in which the Fund invests. Rather, the market could favor small company stocks, growth-oriented stocks, or may not favor equities at all.

Risks of Using Derivatives -- derivatives are subject to the risk of changes in the market price of the security and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund. The use of derivatives may reduce returns for the Fund.

10   ING Pilgrim Research Enhanced Index Fund

                                       ING PILGRIM RESEARCH ENHANCED INDEX FUND
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by Year Total Return (%)(1)

    1991   1992   1993   1994   1995   1996   1997   1998   1999   2000
    ----   ----   ----   ----   ----   ----   ----   ----   ----   ----
                                                            18.59

Best and worst quarterly performance during this period:

    quarter 19  : up      %

    quarter 19  : down    %

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the S&P 500 Index.

Average Annual Total Return

                                                                     S&P 500
                              Class A(2)   Class B(3)   Class C(4)   Index(5)
                              ----------   ----------   ----------   --------
One year, ended
December 31, 2000(6)     %

Since inception(6)       %       --            --           --          --

----------
(1) These figures are for the year ended December 31, of each year. They do not reflect sales charges and would be lower if they did.
(2)  Reflects deduction of sales charge of 5.75%
(3) Reflects deduction of deferred sales charge of 5% and 3% respectively, for the 1 year and since inception returns.
(4)  Reflects deduction of a deferred sales charge of 1% for the 1 year return.
(5) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization U.S. companies.
(6)  The Fund commenced operations on December 30, 1998.


                                                                       [GRAPHIC]

                          If you have any questions, please call 1-800-992-0180.

                                  ING Pilgrim Research Enhanced Index Fund    11

-----------
U.S. Equity
Funds
-----------

                                             Adviser
                                             ING Mutual Funds Management Co. LLC
                                             Sub-Adviser
ING PILGRIM TAX EFFICIENT EQUITY FUND        Delta Asset Management
--------------------------------------------------------------------------------

OBJECTIVE
[GRAPHIC]

The Fund seeks capital appreciation. The Fund seeks to provide taxable investors with a high total return on an after-tax basis.

INVESTMENT
STRATEGY
[GRAPHIC]

Under normal market conditions, the Fund will operate as a diversified fund and invest at least 80% of its total assets in a portfolio of equity securities whose returns depend upon stock market prices. The Sub-Adviser will manage the Fund's portfolio in a manner that will attempt to reduce net realized capital gains each year. An emphasis will be placed on common stocks of companies which the Sub-Adviser believes to have superior appreciation potential. As a general matter, the Fund expects these investments to be in common stocks of large, mid-sized, and small companies.

In choosing investments for the Fund, the Sub-Adviser employs a highly disciplined investment process, combining macroeconomic analysis and fundamental company research that seeks to identify growth at a reasonable price:

* The Sub-Adviser first determines the outlook for market sectors and industries based on business cycle characteristics.

* The Sub-Adviser next searches for companies with improving fundamentals and accelerating growth.

* Finally, the Sub-Adviser assesses company stock prices relative to their expected earnings growth rates and to the overall equity markets.

The Sub-Adviser attempts to minimize tax consequences to investors by focusing on non-dividend paying or low-dividend paying stocks and by reducing annual portfolio turnover.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others.

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

Market Trends -- from time to time, the stock market may not favor the securities that meet the Fund's disciplined investment criteria. Rather, the market could favor value-oriented stocks or may not favor equities at all.

Tax Efficient Management -- The Fund is managed to provide high after-tax returns. Therefore, it may not provide as high a return before tax as other funds, and as a result may not be suitable for investors who are not subject to current income tax (for example, those investing through a tax-deferred retirement account, such as an IRA or a 401(k) Plan).


12   ING Pilgrim Tax Efficient Equity Fund

                                          ING PILGRIM TAX EFFICIENT EQUITY FUND
--------------------------------------------------------------------------------


HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by Year Total Return (%)(1)

    1991   1992   1993   1994   1995   1996   1997   1998   1999   2000
    ----   ----   ----   ----   ----   ----   ----   ----   ----   ----
                                                            18.53

Best and worst quarterly performance during this period:

    quarter 19  : up      %

    quarter 19  : down    %

The table below provides some indication of the risks of investing in the Fund, comparing the Fund's performance to that of a broad measure of market performance -- the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index).

Average Annual Total Returns

                                                                    S&P 500
                       Class A(2)     Class B(3)     Class C(4)     Index(5)
                       ----------     ----------     ----------     --------
One year, ended
December 31, 2000

Since inception(6)

----------
(1) These figures are for the year ended December 31, of each year. They do not reflect sales charges and would be lower if they did.
(2)  Reflects deduction of sales charge of 5.75%
(3) Reflects deduction of deferred sales charge of 5% and 3% respectively, for the 1 year and since inception returns.
(4)  Reflects deduction of a deferred sales charge of 1% for the 1 year return.
(5) The S&P 500 Index is an unregulated index that measures performance of securities of approximately 500 large capitalization U.S. companies.
(6)  The Fund commenced operations on December 15, 1998.


                                                                       [GRAPHIC]

                          If you have any questions, please call 1-800-992-0180.

                                     ING Pilgrim Tax Efficient Equity Fund    13

------------
U.S. Equity
Funds
------------

                                                   Adviser
ING PILGRIM GROWTH OPPORTUNITIES FUND              ING Pilgrim Investments, Inc.
--------------------------------------------------------------------------------

OBJECTIVE
[GRAPHIC]

This Fund seeks long-term growth of capital.

INVESTMENT
STRATEGY
[GRAPHIC]

The Fund invests primarily in common stock of U.S. companies that the portfolio manager feels have above average prospects for growth.

Under normal market conditions, the Fund invests at least 65% of its total assets in securities purchased on the basis of the potential for capital appreciation. These securities may be from large-cap, mid-cap or small-cap companies.

The portfolio managers use a "top down" disciplined investment process, which includes extensive database screening, frequent fundamental research, identification and implementation of a trend-oriented approach in structuring the portfolio and a sell discipline. The portfolio managers seek to invest in companies expected to benefit most from major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years, and attempt to provide a framework for identifying the industries and companies expected to benefit most. This top down approach is combined with rigorous fundamental research (a bottom-up approach) to guide stock selection and portfolio structure.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the portfolio manager feels have the potential for rapid growth, which may give the Fund a higher risk of price volatility than a Fund that emphasizes other styles, such as a value-oriented style. The Fund may invest in small and medium-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

Market Trends -- from time to time, the stock market may not favor the growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks, or may not favor equities at all.

Inability to Sell Securities -- securities of smaller companies trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

14   ING Pilgrim Growth Opportunities Fund

                                          ING PILGRIM GROWTH OPPORTUNITIES FUND
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's shares from year to year.


Year by Year Total Returns (%)(1)

    1991   1992   1993   1994   1995   1996   1997   1998   1999   2000
    ----   ----   ----   ----   ----   ----   ----   ----   ----   ----
    38.10  8.05   10.36  -7.66  24.40  20.54  23.59  23.61  93.26

Best and worst quarterly performance during this period:

    quarter 19  : up     %

    quarter 19  : down     %


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index).


Average Annual Total Returns

                                                                                          S&P 500
                              Class A(2)     Class B(3)     Class C(4)     Class T(5)     Index(6)
                              ----------     ----------     ----------     ----------     --------
One year, ended
December 31, 2000        %
Five years, ended
December 31, 2000        %
Ten years, ended
December 31, 2000        %
Since inception of
Classes A, B, and C(7)   %

----------
(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did. The figures shown for 1996 to 2000 provide performance for Class A shares of the Fund. The figures shown for the years 1991 to 1995 provide performance for Class T shares of the Fund. Class T shares would have substantially similar annual returns as the Class A shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class A shares and Class T shares have different expenses.
(2)  Reflects deduction of sales charge of 5.75%
(3) Reflects deduction of deferred sales charge of 5%, 2% and 1%, respectively, for 1 year, five year and since inception returns.
(4)  Reflects deduction of a deferred sales charge of 1% for the 1 year return.
(5)  Reflects deduction of a deferred sales charge of 4% for the 1 year return.
(6) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization U.S. companies.
(7) Classes A, B and C commenced operations on June 5, 1995. Class T commenced operations on February 3, 1986.

                                                                       [GRAPHIC]

                          If you have any questions, please call 1-800-992-0180.

                                     ING Pilgrim Growth Opportunities Fund    15

-----------
U.S. Equity
Funds
-----------

                                                   Adviser
ING PILGRIM LARGECAP GROWTH FUND                   ING Pilgrim Investments, Inc.
--------------------------------------------------------------------------------


OBJECTIVE
[GRAPHIC]

The Fund seeks long-term capital appreciation.

INVESTMENT
STRATEGY
[GRAPHIC]

The Fund normally invests at least 65% of its net assets in equity securities of large U.S. companies that the portfolio managers believe have above-average prospects for growth. The equity securities in which the Fund may invest include common and preferred stock, warrants, and convertible securities. The Fund considers a company to be large if its market capitalization corresponds at the time of purchase to the upper 90% of the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index). As of December 31, 2000, this meant market capitalizations in the range of $ billion to $ billion. Capitalization of companies in the S&P 500 Index will change with market conditions.

The portfolio managers emphasize a growth approach by searching for companies that they believe are managing change advantageously and may be poised to exceed growth expectations. The portfolio managers focus on both a "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies and a "top-down" thematic approach and a sell discipline. The portfolio managers seek to identify themes that reflect the major social, economic and technological trends that they believe are likely to shape the future of business and commerce over the next three to five years, and seek to provide a framework for identifying the industries and companies they believe may benefit most. This "top-down" approach is combined with rigorous fundamental research (a "bottom-up" approach) to guide stock selection and portfolio structure.

The Fund also may lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.


--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the Adviser believes have the potential for rapid growth, which may give the Fund a higher risk of price volatility than a Fund that emphasizes other styles, such as a value-oriented style. The Fund invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies.

Market Trends -- from time to time, the stock market may not favor the large company, growth-oriented securities in which the Fund invests. Rather, the market could favor value stocks or small company stocks, or may not favor equities at all.

Securities Lending -- There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

16   ING Pilgrim LargeCap Growth Fund

                                               ING PILGRIM LARGECAP GROWTH FUND
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.


Year by Year Total Returns (%)(1)(2)

    1991   1992   1993   1994   1995   1996   1997   1998   1999   2000
    ----   ----   ----   ----   ----   ----   ----   ----   ----   ----
                                                     59.45  96.41

Best and worst quarterly performance during this period:

    quarter 19  : up     %

    quarter 19  : down   %


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Russell 1000 Growth Index.


Average Annual Total Returns

                                                                      Russell 1000
                                                                          Growth       S&P 500
                            Class A(3)     Class B(4)     Class C(5)     Index(6)     Index (7)
                            ----------     ----------     ----------     --------     ---------
One year, ended
December 31, 2000    %

Since inception(8)   %

----------
(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2) ING Pilgrim Investments, Inc. has been the Fund's investment adviser since May 24, 1999; however, prior to October 1, 2000, the Fund was advised by a sub-adviser.
(3)  Reflects deduction of sales charge of 5.75%.
(4) Reflects deduction of deferred sales charge of 5% and 3%, respectively, for 1 year and since inception returns.
(5)  Reflects deduction of a deferred sales charge of 1% for the 1 year return.
(6) The Russell 1000 Growth Index is an unmanaged index that measures the performance of those companies among the Russell 1000 Index with higher than average price-to-book ratios and forecasted growth.
(7) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large capitalization U.S. companies.
(8)  The Fund commenced operations on July 21, 1997.


                                                                       [GRAPHIC]

                          If you have any questions, please call 1-800-992-0180.

                                          ING Pilgrim LargeCap Growth Fund    17

-----------
U.S. Equity
Funds
-----------

                                                   Adviser
ING PILGRIM MIDCAP VALUE FUND                      ING Pilgrim Investments, Inc.
--------------------------------------------------------------------------------

OBJECTIVE
[GRAPHIC]

The Fund seeks long-term capital appreciation.

INVESTMENT
STRATEGY
[GRAPHIC]

The Fund normally invests as fully as practicable (at least 80% of its assets) in equity securities of medium-sized U.S. companies. The Fund will normally invest at least 65% of its assets in equity securities of companies that meet the following disciplined criteria, which are intended to identify companies that are attractive values:

Consistent Dividends -- The company must have paid or had the financial capability from its operations to pay a dividend in its last five fiscal years.

Strong Balance Sheet -- If the company has debt that is rated, that debt is rated investment grade by a nationally recognized rating agency. If the company does not have debt that is rated, the company's long-term debt to capitalization ratio is below 25%.

Reinvested Earnings -- The company currently pays out in dividends less than 65% of current earnings, or less than the dividend payout as a percentage of current earnings of at least half of the medium-sized companies in similar industries.

Attractive Price -- The ratio of the stock's price to the next fiscal year's anticipated earnings is less than the corresponding ratio for at least half of the medium-sized companies in similar industries.

The Fund considers a company to be medium-sized if it has a market capitalization between $1 billion and $8 billion. The equity securities in which the Fund may invest include common stock, convertible securities, preferred stock and warrants.

PENDING MERGER -- Subject to shareholder approval, the Fund's Board of Directors has approved the reorganization of the Fund into Pilgrim MagnaCap Fund. You could therefore ultimately hold shares of that fund.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests in medium-sized companies, which may be more susceptible to price swings than larger companies, but usually tend to have less volatile price swings than smaller companies. Securities of medium-size companies may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

Market Trends -- from time to time, the stock market may not favor the mid-cap value securities that meet the Fund's disciplined investment criteria. Rather, the market could favor growth-oriented stocks or large or small company stocks, or may not favor equities at all.

Inability to Sell Securities -- securities of mid-size companies trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

18   ING Pilgrim MidCap Value Fund

                                                  ING PILGRIM MIDCAP VALUE FUND
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.


Year by Year Total Returns (%)(1)(2)

    1991   1992   1993   1994   1995   1996   1997   1998   1999   2000
    ----   ----   ----   ----   ----   ----   ----   ----   ----   ----
                                       29.56  21.87  4.89   -7.32

Best and worst quarterly performance during this period:

    quarter 19  : up     %

    quarter 19  : down   %

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of two broad measures of market performance -- the Russell Midcap Index and the Russell Midcap Value Index.

Average Annual Total Returns

                                                                                              Russell
                                                                                   Russell     Midcap
                                                                                    Midcap     Value
                               Class A(3)   Class B(4)   Class C(5)   Class M(6)   Index(7)   Index(8)
                               ----------   ----------   ----------   ----------   --------   --------
One year, ended
December 31, 2000         %

Five years ended
December 31, 2000         %                                 N/A

Since inception of
Classes A, B and M(9)     %                                 N/A

Since inception of
Class C(10)               %       N/A          N/A                        N/A

----------
(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2) Prior to October 1, 1999, the Fund's investment policies were different in that they emphasized midcap value stocks without employing the current disciplined selection criteria. ING Pilgrim Investments, Inc. has been the Fund's investment adviser since the Fund commenced operations; however, prior to October 1, 1999, the Fund was managed by a sub-adviser.
(3)  Reflects deduction of sales charge of 5.75%.
(4) Reflects deduction of deferred sales charge of 5%, 2% and 1%, respectively, for 1 year, 5 year and since inception returns.
(5)  Reflects deduction of a deferred sales charge of 1% for the 1 year return.
(6)  Reflects deduction of a sales charge of 3.5%.
(7) The Russell Midcap Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000 Index.
(8) The Russell MidCap Value Index measures the performance of companies in the Russell Midcap Index with lower book-to-price ratios and lower forecasted growth values.
(9)  Classes A, B and M commenced operations on September 1, 1995.
(10) Class C commenced operations on May 24, 1999.


                                                                       [GRAPHIC]

                          If you have any questions, please call 1-800-992-0180.

                                             ING Pilgrim MidCap Value Fund    19

-----------
U.S. Equity
Funds
-----------

                                                   Adviser
ING PILGRIM MIDCAP OPPORTUNITIES FUND              ING Pilgrim Investments, Inc.
--------------------------------------------------------------------------------

OBJECTIVE
[GRAPHIC]

This Fund seeks long-term capital appreciation.

INVESTMENT
STRATEGY
[GRAPHIC]


The Fund normally invests at least 65% of its total assets in the common stocks of mid-sized U.S. companies that the portfolio managers feel have above average prospects for growth. For this Fund, mid-sized companies are companies with market capitalizations that fall within the range of companies in the Standard & Poor's MidCap 400 Index (S&P MidCap 400 Index). As of December 31, 2000, the market capitalization of companies in the S&P MidCap 400 Index ranged from $ million to $ billion. The market capitalization range will change as the range of the companies included in the S&P MidCap 400 Index changes.


The portfolio managers use a "top-down" disciplined investment process, which includes extensive database screening, frequent fundamental research, identification and implementation of a trend-oriented approach in structuring the portfolio and a sell discipline. The portfolio managers seek to invest in companies expected to benefit most from the major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years, and attempt to provide a framework for identifying the industries and companies expected to benefit most. This top-down approach is combined with rigorous fundamental research (a bottom-up approach) to guide stock selection and portfolio structure.

The Fund may invest in initial public offerings.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the portfolio managers feel have the potential for growth, which may give the Fund a higher risk of price volatility than a Fund that emphasizes other styles, such as a value-oriented style. The Fund invests in medium-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification, and may be dependent on a few key managers.

Market Trends -- from time to time, the stock market may not favor the mid-cap growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks or large or small company stocks, or may not favor equities at all.

The Fund's investment in technology sectors of the stock market and in initial public offerings has had a significant impact on performance in 1999 and other periods. There can be no assurance that these factors will continue to have a positive effect on the Fund.

Inability to Sell Securities -- securities of mid-size companies usually trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

20   ING Pilgrim MidCap Opportunities Fund

                                           ING PILGRIM MIDCAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.


Year by Year Total Return (%)(1)

    1991   1992   1993   1994   1995   1996   1997   1998   1999   2000
    ----   ----   ----   ----   ----   ----   ----   ----   ----   ----
                                                           103.24

Best and worst quarterly performance during this period:

    quarter 19  : up     %

    quarter 19  : up     %


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the S&P MidCap 400 Index.


Average Annual Total Return

                                                                         S&P
                                                                      MidCap 400
                             Class A(2)    Class B(3)    Class C(4)    Index(5)
                             ----------    ----------    ----------    --------
 One year, ended
 December 31, 2000     %
 Since Inception(6)    %

----------
(1) These figures are for the year ended December 31, of each year. They do not reflect sales charges and would be lower if they did.
(2)  Reflects deduction of sales charge of 5.75%
(3) Reflects deduction of deferred sales charge of 5% and 3%, respectively, for the 1 year and since inception returns.
(4)  Reflects deduction of a deferred sales charge of 1% for the 1 year return.
(5) The S&P MidCap 400 Index is an unmanaged index that measures the performance of the mid-size company segment of the U.S. market.
(6)  The Fund commenced operations on August 20, 1998.


                                                                       [GRAPHIC]

                          If you have any questions, please call 1-800-992-0180.

                                     ING Pilgrim MidCap Opportunities Fund    21

-----------
U.S. Equity
Funds
-----------

                                                   Adviser
ING PILGRIM MIDCAP GROWTH FUND                     ING Pilgrim Investments, Inc.
--------------------------------------------------------------------------------

OBJECTIVE
[GRAPHIC]

The Fund seeks maximum long-term capital appreciation.

INVESTMENT
STRATEGY
[GRAPHIC]

Under normal conditions, the Fund invests at least 65% of its total assets in equity securities of medium-sized U.S. companies, and at least 75% of its total assets in common stocks that the portfolio managers feel have above average prospects for growth. Medium-sized companies are companies with market capitalizations between $1.6 billion and $10.7 billion. The market capitalization range will change as the range of the companies included in the Standard & Poor's MidCap 400 Index (S&P MidCap 400 Index) changes and with market conditions.

The portfolio managers emphasize a growth approach by searching for successful, growing companies that are managing change advantageously and may be poised to exceed growth expectations. It focuses on both a "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies and a thematic approach in structuring the portfolio and a sell discipline. Themes attempt to articulate the major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years, and provide a framework for identifying the industries and companies expected to benefit most. This top down approach is combined with rigorous fundamental research (a "bottom up" approach) to guide stock selection and portfolio structure.

The Fund may invest in initial public offerings.

In periods of unusual market conditions, the Fund may temporarily invest part or all of its assets in cash or high quality money market securities. In these circumstances, the Fund may not achieve its objective.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the portfolio manager feels have the potential for growth, which may give the Fund a higher risk of price volatility than a Fund that emphasizes other styles, such as a value-oriented style. The Fund invests in medium-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources and more limited product and market diversification, and may be dependent on a few key managers.

Market Trends -- from time to time, the stock market may not favor the mid-cap growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks or large or small company stocks, or may not favor equities at all.

The Fund's investment in technology sectors of the stock market and in initial public offerings has had a significant impact on performance in 1999 and other periods. There can be no assurance that these factors will continue to have a positive effect on the Fund.

Inability to Sell Securities -- securities of mid-size companies usually trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

22   ING Pilgrim MidCap Growth Fund

                                                  ING PILGRIM MIDCAP GROWTH FUND
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.


Year by Year Total Returns (%)(1)(2)

    1991   1992   1993   1994   1995   1996   1997   1998   1999   2000
    ----   ----   ----   ----   ----   ----   ----   ----   ----   ----
                        -11.00  37.64  15.84  15.88  14.14  97.56

Best and worst quarterly performance during this period:

    quarter 19  : up     %

    quarter 19  : down   %


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of two broad measures of market performance -- the S&P MidCap 400 Index and the Russell Midcap Growth Index.


Average Annual Total Returns

                                                                               S&P        Russell
                                                                             MidCap        Midcap
                                                                               400         Growth
                               Class A(3)     Class B(4)     Class C(5)     Index(6)      Index(7)
                               ----------     ----------     ----------     --------      --------
One year, ended
December 31, 2000      %

Five years, ended
December 31, 2000      %

Since inception of
Classes A and C(8)     %                        N/A                                          (9)

Since inception
of Class B(8)          %         N/A                           N/A

----------
(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2) ING Pilgrim Investments, Inc. has been the Fund's investment adviser since May 24, 1999; however, prior to April 1, 2000, the Fund was managed by a sub-adviser.
(3)  Reflects deduction of sales charge of 5.75%.
(4) Reflects deduction of deferred sales charge of 5%, 2% and 1%, respectively, for 1 year, 5 year and since inception returns.
(5)  Reflects deduction of a sales charge of 1% for the 1 year return.
(6) The S&P MidCap 400 Index is an unmanaged index that measures the performance of the mid-size company segment of the U.S. market.
(7) The Russell Midcap Growth Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000 Index.
(8) Classes A and C commenced operations on April 19, 1993. Class B commenced operations on May 31, 1995.
(9)  Index return is for period beginning April 30, 1993.


                                                                       [GRAPHIC]

                          If you have any questions, please call 1-800-992-0180.

                                            ING Pilgrim MidCap Growth Fund    23

-----------
U.S. Equity
Funds
-----------

                                                 Adviser
                                                 ING Pilgrim Investments, Inc.
                                                 Sub-Adviser
ING PILGRIM GROWTH + VALUE FUND                  Navellier Fund Management, Inc.
--------------------------------------------------------------------------------

OBJECTIVE
[GRAPHIC]

The Fund seeks capital appreciation.

INVESTMENT
STRATEGY
[GRAPHIC]

The Fund invests primarily in a diversified portfolio of equity securities, including common and preferred stock, warrants and convertible securities.

The Fund invests in common stock of companies the portfolio manager believes are poised to rise in price. The Sub-Adviser uses a "bottom-up" quantitative screening process designed to identify and select inefficiently priced stocks that achieved superior returns compared to their risk characteristics. The Sub-Adviser first uses a proprietary computer model designed to identify stocks with above average market returns and risk levels which are reasonable for higher return rates. The Sub-Adviser then applies a quantitative analysis which focuses on growth and value fundamental characteristics, such as earnings growth, earnings momentum, price to earnings (P/E) ratios, and internal reinvestment rates. The Sub-Adviser then allocates stocks according to how they complement other portfolio holdings.

Under normal market conditions, the Fund invests at least 65% of its total assets in securities purchased on the basis of the potential for capital appreciation. These securities may be from large-cap, mid-cap, or small-cap companies.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund's performance will be affected if the Sub-Adviser makes an inaccurate assessment of economic conditions and investment opportunities, and chooses growth companies that do not grow as quickly as hoped, or value companies that continue to be undervalued by the market. Although the sub-adviser invests in value companies to decrease volatility, these investments may also lower the Fund's performance. The Fund's investments in smaller and mid-sized companies may be more susceptible to price swings than investments in larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

Market Trends -- from time to time, the stock market may not favor the mix of growth and value securities in which the Fund invests. Rather, the market could favor growth stocks to the exclusion of value stocks, or favor value stocks to the exclusion of growth stocks, or may not favor equities at all.

Inability to Sell Securities -- securities of smaller and mid-sized companies usually trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Changes in Interest Rates -- the value of the Fund's convertible securities may fall when interest rates rise. Convertible securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

Credit Risk -- the Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

24   ING Pilgrim Growth + Value Fund

                                                ING PILGRIM GROWTH + VALUE FUND
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.


Year by Year Total Returns (%)(1)

    1991   1992   1993   1994   1995   1996   1997   1998   1999   2000
    ----   ----   ----   ----   ----   ----   ----   ----   ----   ----
                                             18.10   17.72  86.10

Best and worst quarterly performance during this period:

    quarter 19  : up     %

    quarter 19  : down   %


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of two broad measures of market performance -- the Russell 2000 Index and the Russell 3000 Index.


Average Annual Total Returns

                                                                     Russell     Russell
                                                                      2000         3000
                           Class A(2)    Class B(3)    Class C(4)    Index(5)    Index(6)
                           ----------    ----------    ----------    --------    --------
One year, ended
December 31, 2000     %

Since inception(7)    %

----------
(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2)  Reflects deduction of sales charge of 5.75%.
(3) Reflects deduction of deferred sales charge of 5% and 2%, respectively, for 1 year and since inception returns.
(4)  Reflects deduction of a deferred sales charge of 1% for the 1 year return.
(5) The Russell 2000 Index is an unmanaged index that measures the performance of securities of smaller U.S. companies.
(6) The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.
(7)  The Fund commenced operations on November 18, 1996.
(8)  Index return is for period beginning December 1, 1996.


                                                                       [GRAPHIC]

                          If you have any questions, please call 1-800-992-0180.

                                           ING Pilgrim Growth + Value Fund    25

-----------
U.S. Equity
Funds
-----------

                                                   Adviser
ING PILGRIM SMALLCAP OPPORTUNITIES FUND            ING Pilgrim Investments, Inc.
--------------------------------------------------------------------------------

OBJECTIVE
[GRAPHIC]

The Fund seeks capital appreciation.

INVESTMENT
STRATEGY
[GRAPHIC]


The Fund invests at least 65% of its total assets in the common stock of smaller, lesser-known U.S. companies that the portfolio manager believes have above average prospects for growth. For this Fund, smaller companies are those with market capitalizations that fall within the range of companies in the Russell 2000 Index, which is an index that measures the performance of small companies. The market capitalization range will change as the range of the companies included in the Russell 2000 changes. The market capitalization of companies held by the Fund as of December 31, 2000 ranged from $ million to $ billion.


The portfolio manager uses a "top-down" disciplined investment process, which includes extensive database screening, frequent fundamental research, identification and implementation of a brand-oriented approach in structuring the portfolio and a sell discipline. The portfolio manager seeks to invest in companies expected to benefit most from the major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years, and attempts to provide a framework for identifying the industries and companies expected to benefit most. This top-down approach is combined with rigorous fundamental research (a bottom-up approach) to guide stock selection and portfolio structure.

The Fund may invest in initial public offerings.

The Fund was closed to new investors effective February 29, 2000. Investors who were shareholders of the Fund on that day may continue to buy shares after that date into accounts existing on that day. The Fund may reopen in the future subject to the discretion of the Board of Trustees.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the portfolio manager feels have above average prospects for growth, which may give the Fund a higher risk of price volatility than a Fund that emphasizes other styles, such as a value-oriented style. The Fund invests in smaller companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

Market Trends -- from time to time, the stock market may not favor the small sized growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks or large company stocks, or may not favor equities at all.

The Fund's investment in technology sectors of the stock market and in initial public offerings has had a significant impact on performance in 1999 and other periods. There can be no assurance that these factors will continue to have a positive effect on the Fund.

Inability to Sell Securities -- securities of smaller companies usually trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

26   ING Pilgrim SmallCap Opportunities Fund

                                        ING PILGRIM SMALLCAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's shares from year to year.


Year by Year Total Returns (%)(1)

    1991   1992   1993   1994   1995   1996   1997   1998   1999   2000
    ----   ----   ----   ----   ----   ----   ----   ----   ----   ----
    57.27  14.54  20.16  -4.86  11.34  18.16  14.92  7.59  146.94

Best and worst quarterly performance during this period:

    quarter 19  : up     %

    quarter 19  : down     %


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Russell 2000 Index.


Average Annual Total Returns

                                                                                             Russell
                                                                                               2000
                                 Class A(2)     Class B(3)     Class C(4)     Class T(5)     Index(6)
                                 ----------     ----------     ----------     ----------     --------
One year, ended
December 31, 2000        %
Five years, ended
December 31, 2000        %
Ten years, ended
December 31, 2000        %
Since inception of
Classes A, B, and C(7)   %                                                       N/A

----------
(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did. The figures shown for the years 1996 to 2000 provide performance for Class A shares of the Fund. The figures shown for the years 1991 to 1995 provide performance for Class T shares of the Fund. Class T shares would have substantially similar annual returns as the Class A shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class A shares and Class T shares have different expenses.
(2)  Reflects deduction of sales charge of 5.75%.
(3) Reflects deduction of deferred sales charge of 5%, 2% and 1%, respectively, for 1 year, 5 year and since inception returns.
(4)  Reflects deduction of a deferred sales charge of 1% for the 1 year return.
(5)  Reflects deduction of a deferred sales charge of 4% for the 1 year return.
(6) The Russell 2000 Index is an unmanaged index that measures the performance of securities of small companies.
(7) Classes A, B and C commenced operations on June 5, 1995. Class T commenced operations on February 3, 1986.

                                                                       [GRAPHIC]

                          If you have any questions, please call 1-800-992-0180.

                                   ING Pilgrim SmallCap Opportunities Fund    27

-----------
U.S. Equity
Funds
-----------

                                                   Adviser
ING PILGRIM SMALLCAP GROWTH FUND                   ING Pilgrim Investments, Inc.
--------------------------------------------------------------------------------

OBJECTIVE
[GRAPHIC]

The Fund seeks maximum long-term capital appreciation.

INVESTMENT
STRATEGY
[GRAPHIC]


Under normal conditions, the Fund invests at least 65% of its total assets in equity securities of small U.S. companies, and at least 75% of its total assets in common stocks that the portfolio manager feels have above average prospects for growth. Smaller companies are companies with market capitalizations that fall within the range of companies in the Russell 2000 Growth Index. As of December 31, 2000, the market capitalization of companies held by the Fund ranged from $ million to $ billion. The market capitalization range will change as the range of the companies included in the Russell 2000 changes.


The Fund emphasizes a growth approach by searching for successful, growing companies that are managing change advantageously and may be poised to exceed growth expectations. It focuses on both a "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies and a thematic approach in structuring the portfolio and a sell discipline. Themes attempt to articulate the major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years, and provide a framework for identifying the industries and companies expected to benefit most. This top down approach is combined with rigorous fundamental research (a "bottom up" approach) to guide stock selection and portfolio structure.

The Fund may invest in initial public offerings.

In periods of unusual market conditions, the Fund may temporarily invest part or all of its assets in cash or high quality money market securities. In these circumstances, the Fund may not achieve its objective.

The Fund considers a company to be small if it has a market capitalization corresponding at the time of purchase to the middle 90% of the Russell 2000 Growth Index. In the Adviser's opinion, the middle 90% includes companies with capitalizations between $255 million and $1.4 billion. Capitalization of companies in the Index will change with market conditions.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]


You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the portfolio manager feels have above average prospects for growth, which may give the Fund a higher risk of price volatility than a Fund that emphasizes other styles, such as a value-oriented style. The Fund invests in small-cap companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

Market Trends -- from time to time, the stock market may not favor the small-cap growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks or large company stocks, or may not favor equities at all.

The Fund's investment in technology sectors of the stock market and in initial public offerings has had a significant impact on performance in 1999 and other periods. There can be no assurance that these factors will continue to have a positive effect on the Fund.

28   ING Pilgrim SmallCap Growth Fund

                                                ING PILGRIM SMALLCAP GROWTH FUND
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.


Year by Year Total Returns (%)(1)(2)

    1991   1992   1993   1994   1995   1996   1997   1998   1999   2000
    ----   ----   ----   ----   ----   ----   ----   ----   ----   ----
                         -4.03  34.87  18.27  11.24  3.68  89.97

Best and worst quarterly performance during this period:

    quarter 19  : up     %

    quarter 19  : down     %


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Russell 2000 Growth Index.


Average Annual Total Returns

                                                                            Russell
                                                                              2000
                                                                             Growth
                               Class A(3)     Class B(4)     Class C(5)     Index(6)
                               ----------     ----------     ----------     --------
One year, ended
December 31, 2000      %

Five years, ended
December 31, 2000      %

Since inception of
Classes A and C(7)     %                         N/A                            (8)

Since inception
for Class B(7)         %         N/A                           N/A


----------
(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2) ING Pilgrim Investments, Inc. has been the Fund's investment adviser since May 24, 1999; however, prior to April 1, 2000, the Fund was managed by a sub-adviser.
(3)  Reflects deduction of sales charge of 5.75%.
(4) Reflects deduction of deferred sales charge of 5%, 2% and 1%, respectively, for 1 year, 5 year and since inception returns.
(5)  Reflects deduction of a deferred sales charge of 1% for the 1 year return.
(6) The Russell 2000 Growth Index is an unmanaged index that measures the performance of securities of smaller U.S. companies with greater-than-average growth orientation.
(7) Classes A and C commenced operations on December 27, 1993. Class B commenced operations on May 31, 1995.
(8)  Index return is for period beginning December 31, 1993.

                                                                       [GRAPHIC]

                          If you have any questions, please call 1-800-992-0180.

                                          ING Pilgrim SmallCap Growth Fund    29

-----------
U.S. Equity
Funds
-----------

Adviser
ING PILGRIM BANK AND THRIFT FUND                   ING Pilgrim Investments, Inc.
--------------------------------------------------------------------------------

OBJECTIVE
[GRAPHIC]

The Fund primarily seeks long-term capital appreciation; a secondary objective is income.

INVESTMENT
STRATEGY
[GRAPHIC]

The Fund invests, under normal market conditions, at least 65% of its total assets in equity securities of national and state-chartered banks (other than money center banks), thrifts, and the holding or parent companies of such depository institutions, and in savings accounts of mutual thrifts that may allow the Fund to participate in stock conversions of the mutual thrift. This policy may only be changed with approval of the shareholders of the Fund. The equity securities described above include common stocks, convertible securities (including convertible preferred stock) and warrants, but do not include non-convertible preferred stocks or adjustable rate preferred stocks. The Fund invests primarily in banking organizations that are small- to medium-sized.

The Fund may invest up to 35% of its total assets in equity securities, including preferred stocks or adjustable rate preferred stocks, of other types of issuers, including money center banks, other financial services companies, and companies that are not in financial services industries, and in nonconvertible debt securities (including certificates of deposit, commercial paper, notes, bonds or debentures) of any maturity that are either issued or guaranteed by the United States Government or an agency thereof or issued by a corporation or other issuer and rated in one of the top four categories by Moody's (Baa and better) or S&P (BBB and better) or similarly rated by another nationally recognized rating organization. The Fund may invest up to 10% of its assets in securities of other investment companies.

The portfolio manager emphasizes a value approach, and selects securities that are undervalued relative to the market and have potential for future growth, including securities of institutions that the portfolio manager believes are well positioned to take advantage of investment opportunities in the banking and thrift industries.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- The value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests primarily in small- to medium-sized companies, which may be more susceptible to price swings than larger companies.

Market Trends -- from time to time, the stock market may not favor the value securities in which the Fund invests. Rather, the market could favor growth-oriented stocks or large company stocks, or may not favor equities at all.

Risks of Concentration -- because the Fund's investments are concentrated in the banking and thrift industries, the value of the Fund may be subject to greater volatility than a fund with a portfolio that is less concentrated. If securities of banks and thrifts as a group falls out of favor, the Fund could underperform funds that focus on other types of companies.

Other Investment Companies -- because the Fund invests in other investment companies, you may indirectly pay a proporationate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

Debt Securities -- the value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities.

30   ING Pilgrim Bank and Thrift Fund

                                                ING PILGRIM BANK AND THRIFT FUND
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.


Year by Year Total Returns (%)(1)(2)

    1991   1992   1993   1994   1995   1996   1997   1998    1999   2000
    ----   ----   ----   ----   ----   ----   ----   ----    ----   ----
   49.49  32.36   7.79   -1.89  49.69  41.10  64.86  -1.83  -18.64

Best and worst quarterly performance during this period:

    quarter 19  : up     %

    quarter 19  : down   %


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of three broad measures of market performance -- the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), the S&P Major Regional Banks Index and the NASDAQ 100 Financial Index.


Average Annual Total Returns(2)

                                                                     S&P Major
                                                                      Regional     NASDAQ 100
                                                         S&P 500        Banks      Financial
                           Class A(3)     Class B(4)     Index(5)     Index(6)      Index(7)
                           ----------     ----------     --------     --------      --------
One year, ended
December 31, 2000     %

Five years, ended
December 31, 2000     %

Ten years, ended
December 31, 2000     %                      N/A                                       N/A

Since inception
of Class B(8)         %       N/A


----------
(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2) Prior to October 17, 1997, the Fund operated as a closed-end investment company.
(3)  Reflects deduction of sales charge of 5.75%.
(4) Reflects deduction of deferred sales charge of 5% and 3%, respectively, for 1 year and since inception returns.
(5) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization U.S. companies.
(6) The S&P Major Regional Banks Index is an unmanaged index that measures the performance of securities of major regional banks in the S&P 500 Index.
(7) The NASDAQ 100 Financial Index is an unmanaged index that measures the performance of securities of the 100 largest financial companies traded on NASDAQ.
(8)  Class B shares commenced operations on October 17, 1997.

                                                                       [GRAPHIC]

                          If you have any questions, please call 1-800-992-0180.

                                          ING Pilgrim Bank and Thrift Fund    31

-----------
U.S. Equity
Funds
-----------

                                         Adviser
                                         ING Mutual Funds Management Co. LLC
                                         Sub-Adviser
ING PILGRIM INTERNET FUND                ING Investment Management Advisors B.V.
--------------------------------------------------------------------------------


OBJECTIVE
[GRAPHIC]

The Fund seeks to provide investors with long-term capital appreciation.

INVESTMENT
STRATEGY
[GRAPHIC]

Under normal market conditions, the Fund will operate as a non-diversified fund and invest at least 65% of its total assets in a portfolio of equity securities of U.S. and non-U.S. internet technology companies. The Fund defines internet technology companies as those companies with internet businesses or internet related consulting or services businesses, or that derive at least 50% of their total revenues or earnings from business operations in internet related hardware, software or infrastructure industries. As a general matter, the Fund expects these investments to be in common stocks of large, mid-sized, and small companies.

The Sub-Adviser believes that the internet is in the early stages of a period of promising growth. The internet has enabled companies to tap into new markets, use new distribution channels and do business with end users of their products all over the world without having to go through wholesalers and distributors. The Sub-Adviser believes that investment in companies related to the internet should offer substantial opportunities for long-term capital appreciation. Generally, the Sub-Adviser's overall stock selection for the Fund will be based on an assessment of a company's fundamental prospects. The Sub-Adviser anticipates, however, that a portion of the Fund's holdings will be invested in newly issued securities being sold in the primary or secondary market.

In choosing investments for the Fund, the Sub-Adviser first identifies themes which it believes will drive the internet in the future. Then, by conducting extensive fundamental research, the Sub-Adviser analyzes individual companies worldwide to identify those firms that are most likely to benefit from the selected investment themes.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

Market Trends -- from time to time, the stock market may not favor the securities that meet the Fund's disciplined investment criteria. Rather, the market could favor value-oriented stocks or may not favor equities at all.

Risks of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

Lack of Diversification -- The Fund is classified as a non-diversified investment company, which means that, compared with other funds, the Fund may invest a greater percentage of its assets in a particular issuer. The investment of a large percentage of the Fund's assets in the securities of a smaller number of issuers may cause the Fund's share price to fluctuate more than that of a diversified investment company.

Industry Concentration -- As a result of the Fund concentrating its assets in securities related to a particular industry, the Fund may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives.

Internet Technology Risk -- Internet and internet-related companies are generally subject to the rate of change in technology, which is higher than other industries. In addition, products and services of companies engaged in internet and internet-related activities are subject to relatively high risks of rapid obsolescence caused by scientific and technological advances. Swings in investor psychology or significant trading by large institutional investors can result in significant price fluctuations and stock price declines.


32   ING Pilgrim Internet Fund

                                                      ING PILGRIM INTERNET FUND
--------------------------------------------------------------------------------


HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by Year Total Return (%)(1)

    1991   1992   1993   1994   1995   1996   1997   1998   1999   2000
    ----   ----   ----   ----   ----   ----   ----   ----   ----   ----


Best and worst quarterly performance during this period:

    quarter 2000: up      %

    quarter 2000: down    %

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the S&P 500 Index.

Average Annual Total Return

                                                                 S&P 500      @Net
                          Class A(2)   Class B(3)   Class C(4)   Index(5)   Index (6)
                          ----------   ----------   ----------   --------   ---------
One year, ended
December 31, 2000    %

Since inception(7)   %         --             --             --            --

----------
(1) These figures are for the year ended December 31, of each year. They do not reflect sales charges and would be lower if they did.
(2)  Reflects deduction of sales charge of 5.75%
(3) Reflects deduction of deferred sales charge of 5% and 4% respectively, for the 1 year and since inception returns.
(4)  Reflects deduction of a deferred sales charge of 1% for the 1 year return.
(5) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization U.S. companies
(6) The @Net Index encompasses 50 companies which are key components in the development of the Internet. The Index is weighted based upon market capitalization of each of the component stocks.
(7)  The Fund commenced operations on July 1, 1999.


                                                                       [GRAPHIC]

                          If you have any questions, please call 1-800-992-0180.

                                                 ING Pilgrim Internet Fund    33

------------
Equity &
Income Funds
------------

                                                   Adviser
ING PILGRIM BALANCED FUND                          ING Pilgrim Investments, Inc.
--------------------------------------------------------------------------------

OBJECTIVE
[GRAPHIC]

The Fund seeks a balance of long-term capital appreciation and current income.

INVESTMENT
STRATEGY
[GRAPHIC]

The Fund's adviser actively manages a blended portfolio of equity and debt securities with an emphasis on overall total return. The Fund normally maintains 40% to 60% of its assets in debt securities of any maturity issued by corporations or other business entities and the U.S. Government and its agencies and instrumentalities, and government sponsored enterprises, and normally seeks a target allocation of 50%, although this may vary with market conditions.

The remainder of the Fund's assets are normally invested in equity securities of large companies that the adviser believes are leaders in their industries. The adviser considers whether these companies have a sustainable competitive edge. The portfolio managers emphasize a value approach in equity selection, and seek securities whose prices in relation to projected earnings are believed to be reasonable in comparison to the market. For this Fund, a company with a market capitalization of over $5 billion is considered to be a large company, although the Fund may also invest to a limited degree in companies that have a market capitalization between $1 billion and $5 billion.

A portion of the Fund's net assets (up to 35%) may be invested in high yield debt securities (commonly known as "junk bonds") rated below investment grade (i.e., lower than the four-highest rating categories) by a nationally recognized statistical rating agency, or of comparable quality if unrated. There is no minimum credit quality for the high yield debt securities in which the Fund may invest. The Fund may invest up to 10% of its assets in other investment companies that invest in secured floating rate loans, including up to 5% of its assets in Pilgrim Prime Rate Trust, a closed-end investment company. The Fund may invest up to 20% of its total assets in foreign securities. The Fund may use options on securities, securities indices, interest rates and foreign currencies as a hedging technique or in furtherance of its investment objective. The Fund may invest up to 35% of its net assets in zero coupon securities.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]


You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund also may invest in smaller companies, which may be more susceptible to price swings than larger companies.


Market Trends -- from time to time, the stock market may not favor the large company value securities in which the Fund invests. Rather, the market could favor growth-oriented stocks or small company stocks, or may not favor equities at all.


Changes in Interest Rates -- the value of debt and equity securities can change in response to changes in interest rates. The value of the debt securities held by the Fund may fall when interest rates rise. The Fund may be sensitive to changes in interest rates because it may invest in debt securities with intermediate and long terms to maturity. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. Zero coupon securities are particularly sensitive to changes in interest rates.


Credit Risk -- the Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This Fund may be subject to more credit risk than the other income funds, because it may invest in high yield debt securities, which are considered predominantly speculative with respect to the issuer's continuing ability to meet interest and principal payments. This is especially true during periods of economic uncertainty or economic downturns.

Inability to Sell Securities -- high yield securities and securities of smaller companies may be less liquid than other investments. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Risks of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

Risks of Using Derivatives -- derivatives are subject to the risk of changes in the market price of the security, credit risk with respect to the counterparty to the derivatives instrument, and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund. The use of derivatives may reduce returns for the Fund.

34   ING Pilgrim Balanced Fund

                                                      ING PILGRIM BALANCED FUND
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.


Year by Year Total Returns (%)(1)(2)

    1991   1992   1993   1994   1995   1996   1997   1998   1999   2000
    ----   ----   ----   ----   ----   ----   ----   ----   ----   ----
                         -6.29  23.43  16.39  20.50  23.35  6.46

Best and worst quarterly performance during this period:

    quarter 19  : up       %

    quarter 19  : down     %


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of broad measures of market performance -- the Standard & Poor's Barra Value Index (S&P Barra Value Index), the Lehman Aggregate Bond Index, the Lipper Balanced Fund Index and a composite index consisting of 60% S&P 500 Composite Stock Price Index and 40% Lehman Brothers Government/Corporate Bond Index.


Average Annual Total Returns(3)

                                                            S&P        Lehman       Lipper
                                                           Barra      Aggregate    Balanced
                            Class     Class     Class      Value        Bond         Fund     Composite
                             A(4)      B(5)      C(6)     Index(7)     Index(8)    Index(9)     Index
                             ----      ----      ----     --------     --------    --------     -----
One year, ended
December 31, 2000    %

Five years, ended
December 31, 2000    %

Since inception of
Class A and C(10)    %

Since inception of
Class B(10)          %

----------
(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2)  Prior to May 24, 1999, a different adviser managed the Fund.
(3)  Class T did not have a full year's performance as of December 31, 2000.
(4)  Reflects deduction of sales charge of 5.75%.
(5) Reflects deduction of deferred sales charge of 5%, 2% and 1% respectively, for 1 year, 5 year and since inception returns.
(6)  Reflects deduction of a deferred sales charge of 1% for the 1 year return.
(7) The S&P Barra Value Index is a capitalization-weighted index of all stocks in the Standard and Poor's 500 Composite Stock Price Index ("S&P 500 Index") that have low price-to-book ratios. It is designed so that approximately 50% of the market capitalization of the S&P 500 Index is in the S&P Barra Value Index.
(8) The Lehman Aggregate Bond Index is an unmanaged index that measures the performance of the U.S. investment grade fixed rate bond market, including government and corporate securities, mortgage pass-through securities, and asset-backed securities.
(9) The Lipper Balanced Fund Index is an unmanaged index that measures the performance of balanced funds (funds that seek current income balanced with capital appreciation).
(10) Classes A and C commenced operations on April 19, 1993. Class B commenced operations on May 31, 1995. Class T commenced operations on January 4, 2000.
(11) Index return is for period beginning May 1, 1993.
(12) Index return is for period beginning April 30, 1993.


                                                                       [GRAPHIC]

                          If you have any questions, please call 1-800-992-0180.

                                                 ING Pilgrim Balanced Fund    35

------------
Equity &
Income Funds
------------

                                                   Adviser
ING PILGRIM CONVERTIBLE FUND                       ING Pilgrim Investments, Inc.
--------------------------------------------------------------------------------

OBJECTIVE
[GRAPHIC]

The Fund seeks maximum total return, consisting of capital appreciation and current income.

INVESTMENT
STRATEGY
[GRAPHIC]

Under normal conditions, the Fund invests at least 65% of its total assets in convertible securities. Convertible securities are generally preferred stock or other securities, including debt securities, that are convertible into common stock. The Fund emphasizes companies with market capitalizations above $500 million. Through investments in convertible securities, the Fund seeks to capture the upside potential of the underlying equities with less downside exposure.

The Fund normally invests a minimum of 25% of its total assets in common and preferred stocks, and 25% in other income producing convertible and debt securities. The Fund may also invest up to 35% of its net assets in high yield debt or convertible securities (commonly known as "junk bonds") rated below investment grade by a nationally recognized statistical rating agency, or of comparable quality if unrated. There is no minimum credit rating for high yield securities in which the Fund may invest. The Fund may also invest in securities issued by the U.S. government and its agencies and instrumentalities.

In evaluating convertibles, the Fund's Adviser evaluates each security's investment characteristics as a fixed income instrument as well as its potential for capital appreciation.

In analyzing specific companies for possible investment, the Adviser ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The Adviser usually considers whether to sell a particular security when any of those factors materially changes.

The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Convertible securities have investment characteristics of both equity and debt securities. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund may invest in small and medium-sized companies, which may be more susceptible to greater price swings than larger companies because they may have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

Changes in Interest Rates -- the value of the convertible and debt securities held by the Fund may fall when interest rates rise. The Fund may be sensitive to changes in interest rates because it may invest in securities with intermediate and long terms to maturity. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Zero coupon securities are particularly sensitive to changes in interest rates.

Credit Risk -- the Fund could lose money if the issuer of a security is unable to meet its financial obligations or goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. This Fund may be subject to more credit risk than many bond funds, because the convertible securities and debt securities in which it invests may be lower-rated securities.

Inability to Sell Securities -- convertible securities and lower rated debt and covertible securities may be less liquid than other investments. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Securities Lending -- There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

36   ING Pilgrim Convertible Fund

                                                    ING PILGRIM CONVERTIBLE FUND
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.


Year by Year Total Returns (%)(1)(2)

    1991   1992   1993   1994   1995   1996   1997   1998   1999   2000
    ----   ----   ----   ----   ----   ----   ----   ----   ----   ----
                        -8.23   21.67  20.29  22.58  20.86  50.20

Best and worst quarterly performance during this period:

    quarter 19  : up       %

    quarter 19  : down     %


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the First Boston Convertible Index.


Average Annual Total Returns

                                                                              First
                                                                             Boston
                                                                           Convertible
                              Class A(3)     Class B(4)     Class C(5)      Index(6)
                              ----------     ----------     ----------      --------
One year, ended
December 31, 2000      %

Five years, ended
December 31, 2000      %

Since inception of
Classes A and C(7)     %                        N/A

Since inception of
Class B(7)             %         N/A                           N/A

----------
(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2) ING Pilgrim Investments, Inc. has been the Fund's investment adviser since May 24, 1999; however, prior to October 1, 2000, the Fund was advised by a sub-adviser.
(3)  Reflects deduction of sales charge of 5.75%.
(4) Reflects deduction of deferred sales charge of 5%, 2% and 1% respectively for 1 year, 5 year and since inception returns.
(5)  Reflects deduction of sales charge of 1% for the 1 year return.
(6) The First Boston Convertible Index is an unmanaged index that measures the performance of a universe of convertible securities that are similar, but not identical, to those in the Fund's portfolio.
(7) Classes A and C commenced operations on April 19, 1993. Class B commenced operations on May 31, 1995.
(8)  Index returns for period beginning April 30, 1993.

                                                                       [GRAPHIC]

                          If you have any questions, please call 1-800-992-0180.

                                              ING Pilgrim Convertible Fund    37

WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the Fund. The tables that follow show the fees and expenses for each of the ING Pilgrim Funds.

FEES YOU PAY DIRECTLY

                                                 Class A   Class B   Class C(1)   Class M(1)   Class T(2)
                                                 -------   -------   ----------   ----------   ----------
Maximum sales charge on your investment
  (as a % of offering price) %
Equity Funds and Equity & Income Funds           5.75(3)     none       none        3.50(3)       none

Maximum deferred sales charge (as a % of
  purchase or sales price, whichever is less)
Equity Funds and Equity & Income Funds           none(4)     5.00(5)    1.00(6)     none          4.00(7)

----------
(1)  Not all Funds offer Classes C and M. Please see page 39.
(2) Class T shares are available only for certain exchanges or reinvestment of dividends. Please see page 39.
(3)  Reduced for purchases of $50,000 and over. Please see page 40.
(4) A contingent deferred sales charge of no more than 1% may be assessed on redemptions of Class A shares that were purchased without an initial sales charge as part of an investment of $1 million or more. Please see page 40.
(5) Imposed upon redemption within 6 years from purchase. The fee has scheduled reductions after the first year. Please see page 40.
(6)  Imposed upon redemption within 1 year from purchase.
(7) Imposed upon redemption within 4 years from purchase. The fee has scheduled reductions after the first year. Please see page 40.

Operating Expenses Paid Each Year by the Funds(1)
  (as a % of average net assets)

Class A

                                                 Distribution                    Total
                                                  and Service                     Fund       Fee Waiver
                                  Management        (12b-1)         Other      Operating         by          Net
 Fund                                Fee             Fees         Expenses      Expenses     Adviser(2)    Expenses
 ----                                ---             ----         --------      --------     ----------    --------
MagnaCap                   %        0.71            0.30           0.28          1.29            --         1.29
Growth and Income          %        0.62            0.25           0.42          1.29            --         1.29
LargeCap Leaders(3)        %        0.85            0.25           0.59          1.69            --         1.69
Research Enhanced Index    %        0.70            0.30           0.56          1.56            --         1.56
Tax Efficient Equity       %        0.80            0.35             --            --
Growth Opportunities       %        0.95            0.30           0.34          1.59            --         1.59
LargeCap Growth            %        0.75            0.35           0.26          1.36            --         1.36
MidCap Value(3)            %        0.85            0.25           0.63          1.73            --         1.73
MidCap Opportunities       %        1.00            0.30           0.44          1.74            --         1.74
MidCap Growth              %        0.75            0.35           0.26          1.36            --         1.36
Growth + Value             %        1.00            0.30           0.39          1.69            --         1.69
SmallCap Opportunities     %        1.00            0.30           0.38          1.68            --         1.68
SmallCap Growth            %        1.00            0.35           0.32          1.67          -0.05        1.62
Bank and Thrift            %        0.72            0.25           0.44          1.41             --        1.41
Internet                   %        1.25            0.35           0.64            --             --
Balanced(4)                %        0.75            0.35           0.51          1.61          -0.21        1.40
Convertible                %        0.75            0.35           0.25          1.35            --         1.35


38   What You Pay to Invest

                                                         WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------


Operating Expenses Paid Each Year by the Funds(1)
  (as a % of average net assets)

Class B(5)
                                                 Distribution                  Total
                                                  and Service                   Fund       Fee Waiver
                                  Management        (12b-1)       Other       Operating         by           Net
Fund                                 Fee            Fees         Expenses      Expenses     Adviser(3)     Expenses
----                                 ---            ----         --------      --------     ----------     --------
MagnaCap                   %          0.71          1.00           0.28          1.99            --          1.99
Growth and Income          %          0.62          1.00           0.42          2.04            --          2.04
LargeCap Leaders           %          0.85          1.00           0.59          2.44            --          2.44
Research Enhanced Index    %          0.70          1.00           0.59          2.29            --          2.29
Tax Efficient Equity       %          0.80          1.00             --            --
Growth Opportunities       %          0.95          1.00           0.35          2.30            --          2.30
LargeCap Growth            %          0.75          1.00           0.26          2.01            --          2.01
MidCap Value               %          0.85          1.00           0.63          2.48            --          2.48
MidCap Opportunities       %          1.00          1.00           0.40          2.40            --          2.40
MidCap Growth              %          0.75          1.00           0.26          2.01            --          2.01
Growth + Value             %          1.00          1.00           0.39          2.39            --          2.39
SmallCap Opportunities     %          1.00          1.00           0.40          2.40            --          2.40
SmallCap Growth            %          1.00          1.00           0.32          2.32          -0.05         2.27
Bank and Thrift            %          0.72          1.00           0.44          2.16            --          2.16
Internet                   %          1.25          1.00             --            --
Balanced(4)                %          0.75          1.00           0.51          2.26          -0.21         2.05
Convertible                %          0.75          1.00           0.25          2.00            --          2.00


Class C(6)
                                                   Distribution                    Total
                                                    and Service                     Fund       Fee Waiver
                                     Management       (12b-1)         Other      Operating         by           Net
Fund                                    Fee            Fees         Expenses      Expenses     Adviser(3)     Expenses
----                                    ---            ----         --------      --------     ----------     --------
MagnaCap                   %           0.71            1.00           0.28          1.99            --          1.99
 Growth and Income         %           0.62            1.00           0.42          2.04            --          2.04
LargeCap Leaders           %           0.85            1.00           0.59          2.44            --          2.44
 Research Enhanced Index   %           0.70            1.00           0.57          2.27            --          2.27
Tax Efficient Equity       %           0.80            1.00           0.70          2.50
 Growth Opportunities      %           0.95            1.00           0.35          2.30            --          2.30
LargeCap Growth            %           0.75            1.00           0.26          2.01            --          2.01
 MidCap Value              %           0.85            1.00           0.63          2.48            --          2.48
MidCap Opportunities       %           1.00            1.00           0.36          2.36            --          2.36
 MidCap Growth             %           0.75            1.00           0.26          2.01            --          2.01
Growth + Value             %           1.00            1.00           0.40          2.40            --          2.40
 SmallCap Opportunities    %           1.00            1.00           0.43          2.43            --          2.43
SmallCap Growth            %           1.00            1.00           0.32          2.32          -0.05         2.27
 Internet                  %           1.25            1.00           0.64          2.89
Balanced(4)                %           0.75            1.00           0.51          2.26          -0.21         2.05
 Convertible               %           0.75            1.00           0.25          2.00            --          2.00


                                                                       [GRAPHIC]

                          If you have any questions, please call 1-800-992-0180.

                                                    What You Pay to Invest    39

WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

Class M

                                            Distribution                   Total
                                             and Service                   Fund       Fee Waiver
                              Management       (12b-1)        Other      Operating         by           Net
Fund                             Fee           Fees         Expenses      Expenses     Adviser(3)     Expenses
----                             ---           ----         --------      --------     ----------     --------
MagnaCap                  %     0.71           0.75           0.28         1.74              --         1.74
LargeCap Leaders          %     0.85           0.75           0.59         2.19              --         2.19
MidCap Value              %     0.85           0.75           0.63         2.23              --         2.23

Class T(7)

                                           Distribution                   Total
                                            and Service                   Fund       Fee Waiver
                              Management      (12b-1)        Other      Operating         by           Net
Fund                             Fee          Fees         Expenses      Expenses     Adviser(3)     Expenses
----                             ---          ----         --------      --------     ----------     --------
Growth Opportunities      %     0.95           0.95          0.33         2.23              --         2.23
SmallCap Opportunities    %     1.00           0.95          0.36         2.31              --         2.31
Balanced(4)               %     0.75           0.75          0.51         2.01           -0.21         1.80

----------
(1) These tables show the estimated operating expenses for each Fund by class as a ratio of expenses to average daily net assets. These estimates are based on each Fund's actual operating expenses for its most recent complete fiscal year, as adjusted for contractual changes, and fee waivers to which the Adviser has agreed for each Fund except Growth and Income. For Growth and Income, estimated operating expenses are based on estimated contractual operating expenses commencing with ING Pilgrim Investments' management of the Fund.
(2) ING Pilgrim Investments has entered into written expense limitation agreements with each Fund which it advises except MagnaCap, Bank and Thrift, Research Enhanced Index, Growth Opportunities, MidCap Opportunities, Growth + Value, and SmallCap Opportunities, under which it will limit expenses of the Fund, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible reimbursement to ING Pilgrim Investments within three years. The amount of each Fund's expenses waived or reimbursed during the last fiscal year by ING Pilgrim Investments is shown under the heading "Fee Waiver by Adviser". For each Fund, the expense limit will continue through at least October 31, 2001.
(3) IMFC has entered into written expense limitation agreements with the Tax Efficient Equity and Internet Funds, under which it will limit expenses of the Fund excluding interest, taxes, brokerage and extraordinary expenses. The amount of each Fund's expenses waived during the last fiscal year by IMFC is shown under the heading "Fee Waiver by Adviser." For each Fund, the expense limit will continue through at least ______________ , 2001.
(4) Effective April 1, 2000, certain ING Pilgrim Funds merged into Balanced Fund. As a result of the mergers, it is expected that operating expenses for Balanced Fund will be lower than the operating expenses prior to the mergers.
(5) Because Class B Shares are new for Growth and Income Fund, its expenses are estimated based on Class A expenses.
(6) Because Class C shares are new for Growth and Income, its expenses are estimated based on Class A expenses.
(7) Because Class T shares are new for Balanced Fund, its expenses are estimated based on Class A expenses.


40   What You Pay to Invest

                                                          WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

Examples


The examples that follow are intended to help you compare the cost of investing in the ING Pilgrim Funds with the cost of investing in other mutual funds. Each example assumes that you invested $10,000, reinvested all your dividends, the Fund earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an estimate -- actual expenses and performance may vary.

Class A

Fund                                1 year     3 years     5 years     10 years
----                                ------     -------     -------     --------
MagnaCap                     $       699          960      1,242        2,042
Growth and Income            $       699          960      1,242        2,042
LargeCap Leaders             $       737        1,077      1,440        2,458
Research Enhanced Index      $       725        1,039      1,376        2,325
Tax Efficient Equity
Growth Opportunities         $       727        1,048      1,391        2,356
LargeCap Growth              $       706          981      1,277        2,116
MidCap Value                 $       741        1,089      1,460        2,499
MidCap Opportunities         $       742        1,091      1,464        2,509
MidCap Growth                $       706          981      1,277        2,116
Growth + Value               $       737        1,077      1,440        2,458
SmallCap Opportunities       $       736        1,074      1,435        2,448
SmallCap Growth              $       730        1,067      1,426        2,434
Bank and Thrift              $       710          996      1,302        2,169
Internet
Balanced                     $       709        1,034      1,382        2,360
Convertible                  $       705          978      1,272        2,105

Class B

                                           If you sell your shares                     If you don't sell your shares
                                ---------------------------------------------   --------------------------------------------
Fund                             1 year     3 years     5 years     10 years     1 year     3 years     5 years     10 years
-----------------------         --------   ---------   ---------   ----------   --------   ---------   ---------   ---------
MagnaCap                   $      702          924      1,273        2,136        202        624        1,073        2,136
Growth and Income          $      707          940      1,298        2,176        207        640        1,098        2,176
LargeCap Leaders           $      747        1,061      1,501        2,591        247        761        1,301        2,591
Research Enhanced Index    $      732        1,015      1,425        2,443        232        715        1,225        2,443
Tax Efficient Equity
Growth Opportunities       $      733        1,018      1,430        2,458        233        718        1,230        2,458
LargeCap Growth            $      704          931      1,283        2,170        204        631        1,083        2,170
MidCap Value               $      751        1,073      1,521        2,632        251        773        1,321        2,632
MidCap Opportunities       $      743        1,048      1,480        2,573        243        748        1,280        2,573
MidCap Growth              $      704          931      1,283        2,170        204        631        1,083        2,170
Growth + Value             $      742        1,045      1,475        2,553        242        745        1,275        2,553
SmallCap Opportunities     $      743        1,048      1,480        2,558        243        748        1,280        2,558
SmallCap Growth            $      730        1,020      1,436        2,490        230        720        1,236        2,490
Bank and Thrift            $      719          976      1,359        2,303        219        676        1,159        2,303
Internet
Balanced                   $      708          986      1,391        2,415        208        686        1,191        2,415
Convertible                $      703          927      1,278        2,160        203        627        1,078        2,160


                                                                       [GRAPHIC]

                          If you have any questions, please call 1-800-992-0180.

                                                    What You Pay to Invest    41

WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

Examples


Class C

                                           If you sell your shares                     If you don't sell your shares
                                ---------------------------------------------   --------------------------------------------
Fund                             1 year     3 years     5 years     10 years     1 year     3 years     5 years     10 years
----                             ------     -------     -------     --------     ------     -------     -------     --------
MagnaCap                   $      302        624        1,073        2,317        202        624        1,073        2,317
Growth and Income          $      307        640        1,098        2,369        207        640        1,098        2,369
LargeCap Leaders           $      347        761        1,301        2,776        247        761        1,301        2,776
Research Enhanced Index    $      330        709        1,215        2,605        230        709        1,215        2,605
Tax Efficient Equity
  Growth Opportunities     $      333        718        1,230        2,636        233        718        1,230        2,636
LargeCap Growth            $      304        631        1,083        2,338        204        631        1,083        2,338
MidCap Value               $      351        773        1,321        2,816        251        773        1,321        2,816
MidCap Opportunities       $      339        736        1,260        2,696        239        736        1,260        2,696
MidCap Growth              $      304        631        1,083        2,338        204        631        1,083        2,338
Growth + Value             $      343        748        1,280        2,736        243        748        1,280        2,736
SmallCap Opportunities     $      346        758        1,296        2,766        246        758        1,296        2,766
SmallCap Growth            $      330        720        1,236        2,652        230        720        1,236        2,652
Internet Balanced          $      308        686        1,191        2,579        208        686        1,191        2,579
Convertible                $      303        627        1,078        2,327        203        627        1,078        2,327

Class M

Fund                          1 year     3 years     5 years     10 years
-------------------          --------   ---------   ---------   ---------
MagnaCap               $       521          879      1,261        2,330
 LargeCap Leaders      $       564        1,011      1,483        2,785
MidCap Value           $       568        1,023      1,503        2,825

Class T

                                          If you sell your shares                     If you don't sell your shares
                               ---------------------------------------------   --------------------------------------------
Fund                           1 year     3 years     5 years     10 years     1 year     3 years     5 years     10 years
----------------------         --------   ---------   ---------   ----------   --------   ---------   ---------   ---------
Growth Opportunities      $      626        897        1,195        2,403        226        697        1,195        2,403
SmallCap Opportunities    $      634        921        1,235        2,488        234        721        1,235        2,488
Balanced                  $      583        810        1,064        2,218        183        610        1,064        2,218


42   What You Pay to Invest

                                                              SHAREHOLDER GUIDE
CHOOSING A SHARE CLASS
--------------------------------------------------------------------------------


ING PILGRIM PURCHASE OPTIONS(TM)


Depending upon the Fund, you may select from up to five separate classes of shares: Class A, Class B, Class C, Class M and Class T.

Class A

*    Front-end sales charge, as described on the next page.

*    Distribution and service (12b-1) fees of 0.25% to 0.35%.

Class B

*    No front-end sales charge; all your money goes to work for you right away.

*    Distribution and service (12b-1) fees of 1%.

*    A contingent deferred sales charge, as described on the next page.

* Automatic conversion to Class A shares after eight years, thus reducing future annual expenses. Class B shares acquired initially through Funds that were part of the Nicholas-Applegate Mutual Funds at the time of purchase will convert after seven years from the date of original purchase.

Class C

*    No front-end sales charge; all your money goes to work for you right away.

*    Distribution and service (12b-1) fees of 1%.

* A 1% contingent deferred sales charge on shares sold within one year of purchase.

* No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

*    Not offered by Bank and Thrift Fund.

Class M

*    Lower front-end sales charge than Class A, as described on the next page.

*    Distribution and service (12b-1) fees of 0.75%.

* No automatic conversion to Class A shares, so annual expenses continue at the Class M level throughout the life of your investment.

*    Offered only by MagnaCap Fund, LargeCap Leaders Fund and MidCap Value Fund.

Class T

* No longer available for purchase, unless you are investing income earned on Class T shares or exchanging Class T Shares of another Fund.

*    Distribution and service (12b-1) fees of 0.75 to 0.95% (varies by fund).

*    A contingent deferred sales charge, as described on the next page.

* Automatic conversion to Class A shares after 8 years, thus reducing future annual expenses.

* Offered only by Growth Opportunities Fund, SmallCap Opportunities Fund and Balanced Fund.

When choosing between classes, you should carefully consider the ongoing annual expenses along with the initial sales charge or the contingent deferred sales charge. The relative impact of the initial sales charges and ongoing annual expenses will depend on the length of time a share is held. Higher distribution fees mean a higher expense ratio, so Class B and Class C shares pay correspondingly lower dividends and may have a lower net asset value than Class A or Class M shares. Orders for Class B shares and Class M shares in excess of $250,000 and $1,000,000, respectively, will be accepted as orders for Class A shares or declined. You should discuss which Class of shares is right for you with your investment professional.

Distribution and Shareholder Service Fees

To pay for the cost of promoting the Funds and servicing your shareholder account, each class of each Fund has adopted a Rule 12b-1 plan which requires fees to be paid out of the assets of each class. Over time the fees will increase your cost of investing and may exceed the cost of paying other types of sales charges.

                                                                       [GRAPHIC]

                          If you have any questions, please call 1-800-992-0180.

                                                         Shareholder Guide    43

SHAREHOLDER GUIDE                                         CHOOSING A SHARE CLASS
--------------------------------------------------------------------------------

SALES CHARGE CALCULATION

Class A(1)

Class A shares of the Funds are sold subject to the following sales charge:

                             U.S. Equity Funds and
                             Equity & Income Funds
                           -------------------------
                             As a %
                             of the       As a % of
                            offering         net
Your Investment               price      asset value
---------------               -----      -----------
Less than $50,000             5.75          6.10
$50,000 - $99,999             4.50          4.71
$100,000 - $249,999           3.50          3.63
$250,000 - $499,999           2.50          2.56
$500,000 - $1,000,000         2.00          2.04
$1,000,000 and over               See below

----------
(1) Shareholders that purchased funds that were a part of the Lexington family of funds at the time of purchase are not subject to sales charges for the life of their account.

Investments of $1 Million or More. There is no front-end sales charge if you purchase Class A shares in an amount of $1 million or more. However, the shares will be subject to a contingent deferred sales charge if they are redeemed within one or two years of purchase, depending on the amount of the purchase, as follows:

                                            Period during which
      Your investment            CDSC          CDSC applies
      ---------------            ----          ------------
 $1,000,000 to $2,499,999         1.00%          2 years
 $2,500,000 to $4,999,999         0.50%           1 year
 $5,000,000 and over              0.25%           1 year

However, Class A shares that were purchased in an amount of $1 million or more through Funds that were part of the Nicholas-Applegate Mutual Funds at the time of purchase will be subject to a contingent deferred sales charge of 1% within one year from the date of purchase.


Class A shares that were purchased in an amount of $1 million or more through funds that were part of the Northstar family of funds and the ING Family of Funds at the time of purchase may be subject to a different contingent deferred sales charge period of 18 months and 12 months, respectively, from the date of purchase. See the SAI for further information.


Class B, Class C and Class T

Class B, Class C and Class T shares are offered at their net asset value per share without any initial sales charge. However, you may be charged a contingent deferred sales charge (CDSC) on shares that you sell within a certain period of time after you bought them. The amount of the CDSC is based on the lesser of the net asset value of the shares at the time of purchase or redemption. There is no CDSC on shares acquired through the reinvestment of dividends and capital gains distributions. The CDSCs are as follows:

Class B Deferred Sales Charge(2)

                                  CDSC on shares
 Years after purchase               being sold
 --------------------               ----------
   1st year                              5%
   2nd year                              4%
   3rd year                              3%
   4th year                              3%
   5th year                              2%
   6th year                              1%
   After 6th year                      none

(2) Class B shares that were purchased through funds that were part of the Northstar family of funds at the time of purchase are subject to a different contingent deferred sales charge. Please see the SAI for further information.

Class C Deferred Sales Charge

                          CDSC on shares
 Years after purchase       being sold
 --------------------       ----------
 1st year                      1%
 After 1st year               none

Class T Deferred Sales Charge

                          CDSC on shares
 Years after purchase       being sold
 --------------------       ----------
 1st year                      4%
 2nd year                      3%
 3rd year                      2%
 4th year                      1%
 After 4th year               none

To keep your CDSC as low as possible, each time you place a request to redeem shares the Funds will first redeem shares in your account that are not subject to a CDSC, and then will sell shares that have the lowest CDSC.

Class M

Class M shares of the Funds are sold subject to the following sales charge.

                                     MagnaCap,
                               LargeCap Leaders and
                                MidCap Value Funds
                             -------------------------
                              As a %            As a %
                              of the            of net
                             offering           asset
Your investment                price            value
---------------                -----            -----
Less than $50,000              3.50%            3.63%
$50,000 - $99,999              2.50%            2.56%
$100,000 - $249,999            1.50%            1.52%
$250,000 - $499,999            1.00%            1.01%
$500,000 and over              none             none

44    Shareholder Guide

CHOOSING A SHARE CLASS                                         SHAREHOLDER GUIDE
--------------------------------------------------------------------------------

Sales Charge Reductions and Waivers

Reduced Sales Charges. You may reduce the initial sales charge on a purchase of Class A or Class M shares of the Funds by combining multiple purchases to take advantage of the breakpoints in the sales charge schedules. You may do this by:

* Letter of Intent -- lets you purchase shares over a 13 month period and pay the same sales charge as if the shares had all been purchased at once.


* Rights of Accumulation -- lets you add the value of shares of any open-end ING Pilgrim Fund (excluding the Money Market Fund) you already own to the amount of your next purchase for purposes of calculating the sales charge.

* Combination Privilege -- shares held by investors in the ING Pilgrim Funds which impose a CDSC may be combined with Class A or Class M shares for a reduced sales charge.


See the Account Application or the Statement of Additional Information for details, or contact your financial representative or the Shareholder Servicing Agent for more information.

CDSC Waivers. If you notify the Transfer Agent at the time of redemption, the CDSC for each Class will be waived in the following cases:

* redemptions following the death or permanent disability of a shareholder if made within one year of death or the initial determination of permanent disability. The waiver is available only for shares held at the time of death or initial determination of permanent disability.

* for Class B Shares, redemptions pursuant to a Systematic Withdrawal Plan, up to a maximum of 12% per year of a shareholder's account value based on the value of the account at the time the plan is established and annually thereafter, provided all dividends and distributions are reinvested and the total redemptions do not exceed 12% annually.

* mandatory distributions from a tax-deferred retirement plan or an IRA. However, if you purchased shares that were part of the Nicholas-Applegate Mutual Funds, you may be eligible for a CDSC waiver prior to the mandatory distribution age.

* If you think you may be eligible for a CDSC waiver, contact your financial representative or the Shareholder Servicing Agent.


Reinstatement Privilege. If you sell Class B, Class C or Class T shares of a ING Pilgrim Fund, you may reinvest some or all of the proceeds in the same share class within 90 days without a sales charge. Reinstated Class B, Class C and Class T shares will retain their original cost and purchase date for purposes of the CDSC. This privilege can be used only once per calendar year. If you want to use the Reinstatement Privilege, contact your financial representative or the Shareholder Servicing Agent. Consult the SAI for more information.


Sales Charge Waivers. Class A or Class M shares may be purchased without a sales charge by certain individuals and institutions. For additional information, contact the Shareholder Servicing Agent, or see the Statement of Additional Information.

                                                                       [GRAPHIC]

                          If you have any questions, please call 1-800-992-0180.

                                                         Shareholder Guide    45

SHAREHOLDER GUIDE                                         HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------


The minimum initial investment amounts for the ING Pilgrim Funds are as follows:


*    Non-retirement accounts: $1,000

*    Retirement accounts: $250

* Pre-Authorized Investment Plan: $100 to open; you must invest at least $100 a month.

The minimum additional investment is $100.

Make your investment using the table on the right.


The Funds and the Distributor reserve the right to reject any purchase order. Please note that cash, travelers checks, third party checks, money orders and checks drawn on non-US banks (even if payment may be effected through a US bank) will not be accepted. The ING Pilgrim Funds reserve the right to waive minimum investment amounts. The Funds reserve the right to liquidate sufficient shares to recover annual transfer agent fees or to close your account and redeem your shares should you fail to maintain your account value at a minimum of $1,000.00 ($250.00 for IRAs).


Retirement Plans

The Funds have available prototype qualified retirement plans for both corporations and for self-employed individuals. They also have available prototype IRA, Roth IRA and Simple IRA plans (for both individuals and employers), Simplified Employee Pension Plans, Pension and Profit Sharing Plans and Tax Sheltered Retirement Plans for employees of public educational institutions and certain non-profit, tax-exempt organizations. State Street Bank and Trust -- Kansas City (SSB) acts as the custodian under these plans. For further information, contact the Shareholder Servicing Agent at (800) 992-0180. SSB currently receives a $12 custodial fee annually for the maintenance of such accounts.


                     Initial                  Additional
   Method           Investment                Investment
   ------           ----------                ----------
By Contacting   An investment
Your            professional with an
Investment      authorized firm
Professional    can help you establish
                and maintain your
                account.

By Mail         Visit or consult an         Visit or consult an
                investment                  investment
                professional. Make          professional. Fill out
                your check payable to       the Account Additions
                the ING Pilgrim Funds       form included on the
                and mail it, along with     bottom of your account
                a completed                 statement along with
                Application. Please         your check payable to
                indicate your               the Fund and mail
                investment professional     them to the address on
                on the New Account          the account statement.
                Application                 Remember to write
                                            your account number
                                            on the check.

By Wire         Call the ING Pilgrim        Wire the funds in the
                Operations Department       same manner described
                at (800) 336-3436 to        under "Initial
                obtain an account           Investment."
                number and indicate
                your investment
                professional on the
                account.

                Instruct your bank to
                wire funds to the Fund
                in the care of:

                State Street Bank and
                Trust -- Kansas City
                ABA #101003621
                Kansas City, MO
                credit to: ____________
                (the Fund)
                A/C #751-8315; for
                further credit to: _________
                Shareholder
                A/C #_________________
                (A/C # you received over
                the telephone)
                Shareholder Name:

                ---------------------
                (Your Name Here)

                After wiring funds you must
                complete the Account
                Application and send it to:

                ING Pilgrim Funds
                P.O. Box 219368
                Kansas City, MO 64121-6368


46   Shareholder Guide

HOW TO REDEEM SHARES                                           SHAREHOLDER GUIDE
--------------------------------------------------------------------------------

You may redeem shares using the table on the right.

Under unusual circumstances, a Fund may suspend the right of redemption as allowed by federal securities laws.

Systematic Withdrawal Plan

You may elect to make periodic withdrawals from your account on a regular basis.

*    Your account must have a current value of at least $10,000.

*    Minimum withdrawal amount is $100.

*    You may choose from monthly, quarterly, semi-annual or annual payments.

For additional information, contact the Shareholder Servicing Agent, see the Account Application or the Statement of Additional Information.

Payments

Normally, payment for shares redeemed will be made within three days after receipt by the Transfer Agent of a written request in good order. When you place a request to redeem shares for which the purchase money has not yet been collected, the request will be executed at the next determined net asset value, but the Fund will not release the proceeds until your purchase payment clears. This may take up to 15 days or more. To reduce such delay, purchases should be made by bank wire or federal funds.

Each Fund normally intends to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, a Fund may make payment wholly or partly in securities at their then current market value equal to the redemption price. In such case, a Fund could elect to make payment in securities for redemptions in excess of $250,000 or 1% of its net assets during any 90-day period for any one shareholder. An investor may incur brokerage costs in converting such securities to cash.


    Method                                Procedures
    ------                                ----------
By Contacting Your         You may redeem by contacting your
Investment Professional    investment professional. Investment
                           professionals may charge for their services in connection with your redemption request, but neither the Fund nor the Distributor imposes any such charge.

By Mail Send a written request specifying the Fund name and share class, your account number, the name(s) in which the account is registered, and the dollar value or number of shares you wish to redeem to:

                           ING Pilgrim Funds
                           P.O. Box 219368
                           Kansas City, MO 64121-6368

                           If certificated shares have been issued, the certificate must accompany the written request. Corporate investors and other associations must have an appropriate certification on file authorizing redemptions. A suggested form of such certification is provided on the Account Application. A
                           signature guarantee may be required.

By Telephone --            You may redeem shares by telephone on all
Expedited Redemption       accounts other than retirement accounts,
                           unless you check the box on the Account Application which signifies that you do not wish to use telephone redemptions. To redeem by telephone, call the Shareholder Servicing Agent at (800) 992-0180.
                           Receiving Proceeds By Check: You may have redemption proceeds (up to a maximum of $100,000) mailed to an address which has been on record with ING Pilgrim
                           Funds for at least 30 days. Receiving Proceeds By
                           Wire: You may have redemption proceeds (subject to a minimum of $5,000) wired to your pre-designated bank account. You will not be able to receive redemption proceeds by wire unless you check the box on the Account Application which signifies that you wish to receive redemption proceeds by wire and attach a voided check. Under normal circumstances, proceeds will be transmitted to your bank on the business day following receipt of your instructions, provided redemptions may be made. In the event that share certificates have been issued, you may not request a wire redemption by telephone.



                                                                       [GRAPHIC]

                          If you have any questions, please call 1-800-992-0180.

                                                         Shareholder Guide    47

SHAREHOLDER GUIDE
                                                            TRANSACTION POLICIES
--------------------------------------------------------------------------------

Net Asset Value

The net asset value (NAV) per share for each Fund and class is determined each business day as of the close of regular trading on the New York Stock Exchange (usually at 4:00 p.m. Eastern Time). The NAV per share of each class of each Fund is calculated by taking the value of the Fund's assets attributable to that class, subtracting the Fund's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. Because foreign securities may trade on days when the Funds do not price shares, the net asset value of a Fund that invests in foreign securities may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations, and short-term debt securities, and for situations where market quotations are deemed unreliable. Short-term debt securities having a maturity of 60 days or less are valued at amortized cost, unless the amortized cost does not approximate market value. Securities prices may be obtained from automated pricing services. When market quotations are not readily available or are deemed unreliable, securities are valued at their fair value as determined in good faith under the supervision of the Board of Directors or Trustees. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations.

Price of Shares

When you buy shares, you pay the NAV plus any applicable sales charge. When you sell shares, you receive the NAV minus any applicable deferred sales charge. Exchange orders are effected at NAV.

Execution of Requests

Purchase and sale requests are executed at the next NAV determined after the order is received in proper form by the Transfer Agent or Distributor. A purchase order will be deemed to be in proper form when all of the required steps set forth above under "How to Purchase Shares" have been completed. If you purchase by wire, however, the order will be deemed to be in proper form after the telephone notification and the federal funds wire have been received. If you purchase by wire, you must submit an application form in a timely fashion. If an order or payment by wire is received after the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time), the shares will not be credited until the next business day.

You will receive a confirmation of each new transaction in your account, which also will show you the number of Fund shares you own including the number of shares being held in safekeeping by the Transfer Agent for your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership. Certificates representing shares of the Funds will not be issued unless you request them in writing.

Telephone Orders

The Funds and their transfer agent will not be responsible for the authenticity of phone instructions or losses, if any, resulting from unauthorized shareholder transactions if they reasonably believe that such instructions were genuine. The Funds and their transfer agent have established reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording telephone instructions for exchanges and expedited redemptions, requiring the caller to give certain specific identifying information, and providing written confirmation to shareholders of record not later than five days following any such telephone transactions. If the Funds and their transfer agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions.

Exchanges


You may exchange shares of a Fund for shares of the same class of any other ING Pilgrim Fund, except for Lexington Money Market Trust and ING Pilgrim Corporate Leaders Trust Fund, without paying any additional sales charge, except that Class A shares of the Pilgrim Money Market Fund for which no sales charge was paid must pay the applicable sales load on an exchange into Class A shares of another Fund. In addition, Class T shares of any Fund may be exchanged for Class B shares of the Pilgrim Money Market Fund. Shares subject to a CDSC will continue to age from the date that the original shares were purchased. If you exchange shares of a Fund that at the time you acquired the shares was a Nicholas-Applegate Mutual Fund, the shares you receive on the exchange will be subject to the current CDSC structure and conversion rights of the Fund being acquired, although the shares will continue to age for CDSC and conversion purposes from the date the original shares were acquired.


The total value of shares being exchanged must at least equal the minimum investment requirement of the Fund into which they are being exchanged. Exchanges of shares are sales and may result in a gain or loss for federal and state income tax purposes. There is no specific limit on exchange frequency; however, the Funds are intended for long-term investment and not as a short-term trading vehicle. The Adviser may prohibit excessive exchanges (more than four per year). The Adviser also may, on 60 days' prior notice, restrict the frequency of, otherwise modify, or impose charges of up to $5.00 upon exchanges.

You will automatically have the ability to request an exchange by calling the Shareholder Service Agent unless you mark the box on the Account Application that indicates that you do not wish to have the telephone exchange privilege. A Fund may change or cancel its exchange policies at any time, upon 60 days' written notice to shareholders.

48    Shareholder Guide

TRANSACTION POLICIES                                           SHAREHOLDER GUIDE
--------------------------------------------------------------------------------

Systematic Exchange Privilege


With an initial account balance of at least $5,000 and subject to the information and limitations outlined above, you may elect to have a specified dollar amount of shares systematically exchanged, monthly, quarterly, semi-annually or annually (on or about the 10th of the applicable month), from your account to an identically registered account in the same class of any other open-end ING Pilgrim Fund. This exchange privilege may be modified at any time or terminated upon 60 days' written notice to shareholders.


Small Accounts

Due to the relatively high cost of handling small investments, the Funds reserve the right upon 30 days' written notice to redeem, at Net Asset Value (NAV), the shares of any shareholder whose account (except for IRAs) has a value of less than $1,000, other than as a result of a decline in the NAV per share.

Account Access


Unless your ING Pilgrim shares are held through a third-party fiduciary or in an omnibus registration at your bank or brokerage firm, you may be able to access your acount information over the internet at www.pilgrimfunds.com, or via a touch tone telephone by calling (800) 992-0180 and selecting Option 1. Should you wish to speak with a Shareholder Service Representative you may call the toll-free number listed above and select Option 2.


                                                                       [GRAPHIC]

                          If you have any questions, please call 1-800-992-0180.

                                                         Shareholder Guide    49

MANAGEMENT OF THE FUNDS                                                 ADVISERS
--------------------------------------------------------------------------------


ING Pilgrim Investments, Inc. ("ING Pilgrim" or "ING Pilgrim Investments") serves as the investment adviser to each of the Funds (except the Tax Efficient Equity and Internet Funds). ING Mutual Funds Management Co. LLC ("IMFC") serves as the investment adviser to the Tax Efficient Equity and Internet Funds. ING Pilgrim and IMFC have overall responsibility for the management of the Funds. ING Pilgrim and IMFC provide or oversee all investment advisory and portfolio management services for each Fund, and assist in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.


Organized in December 1994, ING Pilgrim is registered as an investment adviser. ING Pilgrim is an indirect wholly-owned subsidiary of ReliaStar Financial Corp. ("ReliaStar"). Through its subsidiaries, ReliaStar offers individuals and institutions life insurance and annuities, employee benefits products and services, life and health reinsurance, retirement plans, mutual funds, bank products, and personal finance education.

On July 26, 2000, ReliaStar was acquired by ING Group (NYSE: ING). ING Group is a global financial institution active in the field of insurance, banking, and asset management in more than 65 countries, with almost 100,000 employees.

Prior to April 30, 2000, Pilgrim Advisors, Inc. ("Pilgrim Advisors") served as investment adviser to certain of the Funds. On April 30, 2000, Pilgrim Advisors, an indirect wholly-owned subsidiary of ReliaStar, merged with ING Pilgrim Investments. Pilgrim Advisors and ING Pilgrim Investments were sister companies and shared certain resources and investment personnel.


Prior to July 26, 2000, Lexington Management Corporation ("Lexington") served as investment adviser to certain of the Funds. On July 26, 2000, ReliaStar acquired Lexington Global Asset Managers, Inc. the parent company of Lexington, and ING Pilgrim Investments was approved as Adviser to the Funds formerly advised by Lexington.

Organized in _____________ , IMFC is registered as an investment adviser. IMFC is a wholly owned subsidiary of ING Group.

As of December 31, 2000, ING Pilgrim managed over $ billion in assets.

As of December 31, 2000, IMFC managed over $ billion in assets.

ING Pilgrim's and IMFC's principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING Pilgrim and IMFC receives a monthly fee for their services based on the average daily net assets of each of the Funds.


The following table shows the aggregate annual management fee paid by each Fund for the most recent fiscal year as a percentage of that Fund's average daily net assets:


                                      Management
Fund                                     Fee
----                                     ---
MagnaCap                                0.71%
Growth and Income                       0.62
LargeCap Leaders                        1.00
Research Enhanced Index                 0.70
Tax Efficient Equity                    0.80
Growth Opportunities                    0.75
LargeCap Growth                         0.75
MidCap Value                            1.00
MidCap Opportunities                    1.00
MidCap Growth                           0.75
Growth + Value                          1.00
SmallCap Opportunities                  0.75
SmallCap Growth                         1.00
Bank and Thrift                         0.72
Internet                                1.25
Balanced                                0.75
Convertible                             0.75


ING Pilgrim Directly Manages the Portfolios of the Following Funds:

Growth Opportunities Fund, MidCap
Opportunities Fund and MidCap Growth Fund.

The following individuals share responsibility for the day-to-day management of the Growth Opportunities Fund, MidCap Opportunities Fund and MidCap Growth Fund.


Mary Lisanti, Executive Vice President and Chief Investment Officer -- Domestic Equities of ING Pilgrim, has served as a Senior Portfolio Manager of MidCap Opportunities Fund since the fund was formed in August 1998, Growth Opportunities Fund since August 1998, and ING Pilgrim MidCap Growth Fund since April 2000. Prior to joining ING Pilgrim in October 1999, Ms. Lisanti was Executive Vice President and Chief Investment Officer -- Domestic Equities with Northstar Investment Management Corp., which subsequently merged into ING Pilgrim. From 1996 to 1998, Ms. Lisanti was a Portfolio Manager at Strong Capital Management. From 1993 to 1996, Ms. Lisanti was a Managing Director and Head of Small- and Mid-Capitalization Equity Strategies at Bankers Trust Corp.

Jeffrey Bernstein, Senior Vice President of ING Pilgrim, has served as a Senior Portfolio Manager of MidCap Opportunities Fund since the fund was formed in August 1998, Growth Opportunities Fund since August 1998, and ING Pilgrim MidCap Growth Fund since April 2000. Prior to joining ING Pilgrim in October 1999, Mr. Bernstein was a portfolio manager at Northstar Investment Management Corp., which subsequently merged into ING Pilgrim. Prior to May 1998, Mr. Bernstein was a Portfolio Manager at Strong Capital Management. From 1995 to 1997, Mr. Bernstein was a Portfolio Manager at Berkeley Capital.


50    Management of the Funds

ADVISERS                                                 MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

SmallCap Opportunities Fund and SmallCap Growth Fund


Mary Lisanti, whose background is described above, has served as a manager of the SmallCap Opportunities Fund since July 1998 and SmallCap Growth Fund since April 2000.


MagnaCap Fund

This Fund is managed by a team led by Howard N. Kornblue, Senior Vice President and Senior Portfolio Manager for ING Pilgrim. Mr. Kornblue has served as a Portfolio Manager of MagnaCap Fund since 1989. The other individual on the team is G. David Underwood.

Growth and Income Fund

Alan H. Wapnick, Senior Vice President and Senior Portfolio Manager of Growth and Income Fund has been managing the Fund's portfolio since January, 1994. He joined ING Pilgrim in July 2000. Prior to July 2000, he was Senior Vice President and Senior Portfolio Manager at Lexington (which was acquired by ING Pilgrim's parent company in July 2000). Prior to joining Lexington in 1986, Mr. Wapnick was an equity analyst with Merrill Lynch, J.W. Seligman, Dean Witter and most recently Union Carbide Corporation.

LargeCap Leaders and MidCap Value Fund

The LargeCap Leaders and MidCap Value Funds are managed by a team led by G. David Underwood, Senior Vice President and Senior Portfolio Manager for ING Pilgrim. Mr. Underwood is the Lead Portfolio Manager of LargeCap Leaders Fund. Prior to joining ING Pilgrim in December, 1996, Mr. Underwood served as Director of Funds Management for First Interstate Capital Management. Mr. Underwood's prior experience includes a 10 year association with Integra Trust Company of Pittsburgh where he served as Director of Research and Senior Portfolio Manager.

LargeCap Growth Fund

Mary Lisanti, whose background is described above, has served as Senior Portfolio Manager of the LargeCap Growth Fund since October 1, 2000.

Thomas J. Sullivan, Vice President of ING Pilgrim, has served as a Portfolio Manager of LargeCap Growth Fund since October 1, 2000. Prior to joining ING Pilgrim, Mr. Sullivan was a Partner and Equity Trader for First NY Securities, LLC since April, 2000. From April, 1994 to March, 2000, Mr. Sullivan was Vice President and portfolio manager at Nicholas-Applegate Capital Management.

Bank and Thrift Fund

Carl Dorf, Senior Vice President and Senior Portfolio Manager of Bank and Thrift Fund has been managing the Fund's portfolio since January 1991, when he joined ING Pilgrim's predecessor. Mr. Dorf is also a Senior Vice President of ING Pilgrim.

Balanced Fund

The following individuals share responsibility for the day-to-day management of the Balanced Fund:

G. David Underwood, whose background is described above, has served as Senior Portfolio Manager of the equity portion of the Balanced Fund's assets since May 24, 1999.

Robert K. Kinsey, Vice President and Portfolio Manager, has served as a Portfolio Manager of Balanced Fund since May 24, 1999. Mr. Kinsey manages Balanced Fund's assets that are invested in assets other than high yield debt securities. Prior to joining ING Pilgrim, Mr. Kinsey was a Vice President and Fixed Income Portfolio Manager for Federated Investors from January 1995 to
March 1999. From July 1992 to January 1995, Mr. Kinsey was a Principal and Portfolio Manager for Harris Investment Management.

Edwin Schriver, Senior Vice President of ING Pilgrim, has served as a Senior Portfolio Manager of the high yield portion of the Balanced Fund's assets since October 2000. Prior to joining ING Pilgrim, Mr. Schriver was a Senior High Yield Analyst for Dreyfus Corporation since 1998. From 1996 to 1997, Mr. Schriver was the President of Crescent City Research, an investment research and software firm. Prior to 1996, Mr. Schriver was President of an SEC registered investment adviser and held various senior portfolio management positions.

Convertible Fund

Andrew Chow, Vice President of ING Pilgrim, has served as a Portfolio Manager of Convertible Fund since October 1, 2000. Prior to joining ING Pilgrim, Mr. Chow was the portfolio manager of the Conseco Convertible Securities Fund since 1998. He joined Conseco in 1991 where he was also responsible for managing convertible securities accounts.

                                                                       [GRAPHIC]

                          If you have any questions, please call 1-800-992-0180.

                                                   Management of the Funds    51

MANAGEMENT OF THE FUNDS                                             SUB-ADVISERS
--------------------------------------------------------------------------------


For the following Funds, ING Pilgrim and IMFC has engaged a Sub-Adviser to provide the day-to-day management of the Fund's portfolio. The Sub-Advisers are among the most respected institutional investment advisers in the world, and have been selected primarily on the basis of their successful application of a consistent, well-defined, long-term investment approach over a period of several market cycles.

Research Enhanced Index Fund

J.P. Morgan Investment Management Inc.

A registered investment adviser, J.P. Morgan Investment Management Inc. (J.P. Morgan) serves as Sub-Adviser to the ING Pilgrim Research Enhanced Index Fund. The firm was formed in 1984. The firm evolved from the Trust and Investment Division of Morgan Guaranty Trust Company which acquired its first tax-exempt client in 1913 and its first pension account in 1940. J.P. Morgan currently manages approximately $349 billion for institutions and pension funds. The company is a wholly owned subsidiary of J.P. Morgan & Co. J.P. Morgan's principal address is 522 Fifth Avenue, New York, New York 10036.

Nanette Buziak, Timothy Devlin and Bernard Kroll share the responsibility for the day-to-day management of the ING Pilgrim Research Enhanced Index Fund.

Ms. Buziak has co-managed the ING Pilgrim Research Enhanced Index Fund since April 1999. At J.P. Morgan, she serves as a Portfolio Manager and Member of the Structured Equity Group.


Ms. Buziak has over 8 years of investment management experience. Before joining J.P. Morgan in 1997, Ms. Buziak was an index arbitrage trader and convertible bond portfolio manager at First Marathon America, Inc.


Mr. Devlin has co-managed the ING Pilgrim Research Enhanced Index Fund since the Fund was formed in December 1998. At J.P. Morgan, he serves as a Portfolio Manager and Member of the Structured Equity Group.


Mr. Devlin has over 12 years of investment management experience. Before joining J.P. Morgan in 1996, Mr. Devlin was a Portfolio Manager for nine years at Mitchell Hutchins Asset Management, Inc. where he managed quantitatively-driven portfolios for institutional and retail investors.


Mr. Kroll has co-managed the ING Pilgrim Research Enhanced Index Fund since March 2000. At J.P. Morgan he serves as a Portfolio Manager and Member of the Structured Equity Group.


Mr. Kroll has over 20 years of investment experience. Before joining J.P. Morgan in 1996, Mr. Kroll was an equity derivatives specialist at Goldman Sachs & Co. Earlier, he managed his own software development firm and options broker-dealer, and managed several derivatives businesses at Kidder, Peabody & Co.


Tax Efficient Equity Fund

Delta Asset Management

A registered investment adviser, Delta Asset Management ("Delta") serves as Sub-Advisor to the ING Pilgrim Tax Efficient Equity Fund. Delta is a division of Furman Selz Capital Management LLC ("FSCM"). Delta manages over $5 billion for institutions and high net worth individuals. Delta's principal address is 333 South Grand Avenue, Los Angeles, CA 90071.

Mr. Robert Sandroni, Mr. Carl Goldsmith and Ms. Marla K. Ryan have primary responsibility for managing the Fund. Mr. Sandroni and Mr. Goldsmith have been investment professionals with Delta since 1991 and each has over 20 years of investment experience. Ms. Ryan has been an investment professional with Delta since 1998 and has over 10 years of investment experience.


Growth + Value Fund

Navellier Fund Management, Inc.


A registered investment adviser, Navellier Fund Management Inc. (Navellier) serves as Sub-Adviser to the ING Pilgrim Growth + Value Fund. Navellier and its affiliate, Navellier & Associates, Inc., manage over $5 billion for institutions, pension funds and high net worth individuals. Navellier's principal address is 1 East Liberty, Third Floor, Reno, Nevada 89501.

Louis Navellier has managed the ING Pilgrim Growth + Value Fund since the Fund was formed in November 1996. Mr. Navellier has over 19 years of investment management experience and is the principal owner of Navellier & Associates, Inc., a registered investment adviser that manages investments for institutions, pension funds and high net worth individuals. Mr. Navellier's investment newsletter, MPT Review, has been published for over 19 years and is widely renowned throughout the investment community.

Internet Fund

ING Investment Management Advisors B.V.

A registered investment adviser, ING Investment Management Advisors B.V. ("IIMA") serves as sub-advisor to the ING Pilgrim Internet Fund. IIMA manages over $159 billion for entities affiliated and unaffiliated with ING Group. IIMA's principal address is Schenkkede 65, 2595 AS The Hague, The Netherlands.

Mr. Guy Uding has primary responsibility for managing the Fund and heads a three-member team of investment professionals. Mr. Uding has been employed by IIMA and its affiliates since 1995 and has five years of investment experience.


52    Management of the Funds

DIVIDENDS/TAXES                               DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

Dividends

The Funds generally distribute most or all of their net earnings in the form of dividends. Each Fund pays dividends, if any, as follows:


        Annually(1)                Semi-Annually(1)     Quarterly(2)
        -----------                ----------------     ------------
        LargeCap Leaders           MagnaCap             Balanced
        Research Enhanced          Growth and           Convertible
        Index                      Income
        Tax Efficient Equity
        Growth
        Opportunities
        LargeCap Growth
        MidCap Value
        MidCap
        Opportunities
        MidCap Growth
        Growth + Value
        SmallCap
        Opportunities
        SmallCap Growth
        Bank and Thrift
        Internet


----------
(1)  Distributions normally expected to consist primarily of capital gains.
(2) Distributions normally expected to consist on an annual basis of a variable combination of capital gains and ordinary income.

Each Fund distributes capital gains, if any, annually.

Dividend Reinvestment


Unless you instruct a Fund to pay you dividends in cash, dividends and distributions paid by a Fund will be reinvested in additional shares of the Fund. You may, upon written request or by completing the appropriate section of the Account Application, elect to have all dividends and other distributions paid on Class A, B, C, M or T shares of a Fund invested in another ING Pilgrim Fund which offers the same class shares. If you are a shareholder of ING Pilgrim Prime Rate Trust, whose shares are not held in a broker or nominee account, you may, upon written request, elect to have all dividends invested into a pre-existing Class A account of any open-end ING Pilgrim Fund.


Taxes

The following information is meant as a general summary for U.S. shareholders. Please see the Statement of Additional Information for additional information. You should rely on your own tax adviser for advice about the particular federal, state and local tax consequences to you of investing in a Fund.

Each Fund will distribute most of its net investment income and net capital gains to its shareholders each year. Although the Funds will not be taxed on amounts they distribute, most shareholders will be taxed on amounts they receive. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. It does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional Fund shares. For example, if a Fund designates a particular distribution as a long-term capital gains distribution, it will be taxable to you at your long-term capital gains rate.

Dividends declared by a Fund in October, November or December and paid during the following January may be treated as having been received by shareholders in the year the distributions were declared.

You will receive an annual statement summarizing your dividend and capital gains distributions.

If you invest through a tax-deferred account, such as a retirement plan, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

There may be tax consequences to you if you sell or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you hold those shares. If you exchange shares, you may be treated as if you sold them. You are responsible for any tax liabilities generated by your transactions.

As with all mutual funds, a Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

                                                                       [GRAPHIC]

                          If you have any questions, please call 1-800-992-0180.

                                        Dividends, Distributions and Taxes    53

MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------


All mutual funds involve risk -- some more than others -- and there is always the chance that you could lose money or not earn as much as you hope. A Fund's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Funds may invest and certain of the investment practices that the Funds may use. For more information about these and other types of securities and investment techniques that may be used by the Funds, see the Statement of Additional Information (the "SAI").

Many of the investment techniques and strategies discussed in this prospectus and in the SAI are discretionary, which means that the adviser or sub-adviser can decide whether to use them or not. The Funds named below invest in these securities or use these techniques as part of the Fund's principal investment strategy. However, the Adviser or Sub-Adviser of any Fund may also use these investment techniques or make investments in securities that are not a part of the Fund's principal investment strategy.

PRINCIPAL RISKS


Investments in Foreign Securities (MagnaCap, Balanced and Growth and Income Funds). There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Funds, including the withholding of dividends.


Each Fund that invests in foreign securities may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts to have the necessary currencies to settle transactions, or to help protect Fund assets against adverse changes in foreign currency exchange rates, or to provide exposure to a foreign currency commensurate with the exposure to securities from that country. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to the Fund.

Inability to Sell Securities (All Funds except MagnaCap, Research Enhanced Index, LargeCap Growth and Bank and Thrift Funds). Some securities usually trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small and mid-size U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in emerging markets. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

High Yield Securities (Balanced and Convertible Funds). Investments in high yield securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. High yield securities are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The prices of high yield securities have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. High yield securities structured as zero coupon or pay-in-kind securities tend to be more volatile. The secondary market in which high yield securities are traded is generally less liquid than the market for higher grade bonds. At times of less liquidity, it may be more difficult to value high yield securities.

Corporate Debt Securities (Balanced and Convertible Funds). Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity. When interest rates decline, the value of the Fund's debt securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

One measure of risk for fixed income securities is duration. Duration is one of the tools used by a portfolio manager in selection of fixed income securities. Historically, the maturity of a bond was used as a proxy for the sensitivity of a bond's price to changes in interest rates, otherwise known as a bond's "interest rate risk" or "volatility." According to this measure, the longer the maturity of a bond, the more its price will change for a given change in market interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Duration is a measure of average life of a bond on a present value basis, which was developed to incorporate a bond's yield, coupons, final maturity and call features into one measure. For point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years, and the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in interest rates may impact the duration calculation.


54    More Information About Risks
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                                                   MORE INFORMATION ABOUT RISKS
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Convertible Securities (All Funds except Research Enhanced Index and Growth
Opportunities Funds). The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security, and as such is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. A Fund may be required to redeem or convert a convertible security before the holder would otherwise choose.

Other Investment Companies (Bank and Thrift and Balanced Funds). Each Fund may invest up to 10% of its assets in other investment companies. When a Fund invests in other investment companies, you indirectly pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

Interests in Loans (Balanced Fund). The Fund may invest in participation interests or assignments in secured variable or floating rate loans, which include participation interests in lease financings. Loans are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to the Fund's investment. Many loans are relatively illiquid, and may be difficult to value.

Derivatives (Balanced Fund). Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements, options, forwards and futures. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect. Many of the Funds do not invest in these types of derivatives, and some do, so please check the description of the Fund's policies. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the adviser or sub-adviser might imperfectly judge the market's direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market's movements and may have unexpected or undesired results, such as a loss or a reduction in gains. Portfolio Turnover. Each Fund (except the MagnaCap, LargeCap Leaders, Research Enhanced Index, MidCap Value and Bank and Thrift Funds) is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A high portfolio turnover rate involves greater expenses to a Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse effect on the performance of the Fund.

Investments in Small- and Mid-Capitalization Companies (MidCap Value, MidCap Opportunities, MidCap Growth, SmallCap Opportunities, SmallCap Growth, Tax Efficient Equity and Internet Funds). The Funds may invest in small and mid capitalization companies. Investments in mid-and small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Non-diversified Investment Companies (Internet Fund). Certain Funds are classified as non-diversified investment companies under the 1940 Act, which means that each Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. The investment of a large percentage of a Fund's assets in the securities of a small number of issuers may cause that Fund's share price to fluctuate more than that of a diversified investment company.

Concentration (Bank and Thrift and Internet Funds). Certain Funds "concentrate" (for purposes of the 1940 Act) their assets in securities related to a particular sector or industry, which means that at least 25% of its assets will be invested in these assets at all times. As a result, each Fund may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives.

OTHER RISKS

Emerging Markets Investments. Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries. These risks include: high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasonal financial systems; environmental problems; less well developed legal systems; and less reliable custodial services and settlement practices.


                                                                       [GRAPHIC]

                          If you have any questions, please call 1-800-992-0180.

                                             More Information About Risks     55

MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

U.S. Government Securities. Some U.S. Government agency securities may be subject to varying degrees of credit risk particularly those not backed by the full faith and credit of the United States Government. All U.S. Government securities may be subject to price declines in the securities due to changing interest rates.


Restricted and Illiquid Securities. Each Fund may invest in restricted and illiquid securities (except MagnaCap Fund may not invest in restricted securities). If a security is illiquid, the Fund might be unable to sell the security at a time when the adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets. Mortgage-Related Securities. Although mortgage loans underlying a mortgage-backed security may have maturities of up to 30 years, the actual average life of a mortgage-backed security typically will be substantially less because the mortgages will be subject to normal principal amortization, and may be prepaid prior to maturity. Like other fixed income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by a Fund. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations. Temporary Defensive Strategies. When the Adviser or Sub-Adviser to a Fund anticipates unusual market or other conditions, the Fund may temporarily depart from its principal investment strategies as a defensive measure. To the extent that a Fund invests defensively, it likely will not achieve capital appreciation.

Repurchase Agreements. Each Fund may enter into repurchase agreements, which involve the purchase by a Fund of a security that the seller has agreed to buy back. If the seller defaults and the collateral value declines, the Fund might incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the collateral at the desired time.


Lending Portfolio Securities. In order to generate additional income, certain Funds may lend portfolio securities in an amount up to 331|M/3% of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.


Borrowing. Certain Funds may borrow for certain types of temporary or emergency purposes subject to certain limits. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the net asset value of a Fund, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

Reverse Repurchase Agreements and Dollar Rolls. A reverse repurchase agreement or dollar roll involves the sale of a security, with an agreement to repurchase the same or substantially similar securities at an agreed upon price and date. Whether such a transaction produces a gain for a Fund depends upon the costs of the agreements and the income and gains of the securities purchased with the proceeds received from the sale of the security. If the income and gains on the securities purchased fail to exceed the costs, net asset value will decline faster than otherwise would be the case. Reverse repurchase agreements and dollar rolls, as leveraging techniques, may increase a Fund's yield; however, such transactions also increase a Fund's risk to capital and may result in a shareholder's loss of principal.

Short Sales. Certain Funds may make short sales. A "short sale" is the sale by a Fund of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.

Pairing Off Transactions. A pairing-off transaction occurs when a Fund commits to purchase a security at a future date, and then the Fund "pairs-off" the purchase with a sale of the same security prior to or on the original settlement date. Whether a pairing-off transaction on a debt security produces a gain depends on the movement of interest rates. If interest rates increase, then the money received upon the sale of the same security will be less than the anticipated amount needed at the time the commitment to purchase the security at the future date was entered and the Fund will experience a loss.

Percentage and Rating Limitations Unless otherwise stated, the percentage limitations in this prospectus apply at the time of investment.


56    More Information About Risks

                                                           FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables on the following pages are intended to help you understand each Fund's financial performance for the past five years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). A report of each Fund's independent auditors, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request.

                                                                       [GRAPHIC]

                          If you have any questions, please call 1-800-992-0180.

                                                      Financial Highlights    57

                                                                       FINANCIAL
ING PILGRIM MAGNACAP FUND                                             HIGHLIGHTS
--------------------------------------------------------------------------------


The information in the table below, except for the six months ended December 31, 2000 has been audited by KPMG LLP, independent auditors.

                                                                              Class A
                                             -----------------------------------------------------------------------
                                             Six months
                                               ended
                                              12-31-00                       Year Ended June 30,
                                             (unaudited)     2000       1999        1998         1997         1996
                                             -----------     ----       ----        ----         ----         ----
Per Share Operating Performance:
Net asset value, beginning of period   $                     17.69      17.07        15.92        16.69        14.03
Income from investment operations:
Net investment income (loss)           $                      0.07       0.07         0.04         0.10         0.09
Net realized and unrealized gains on
investments                            $                     (0.08)      2.37         3.02         4.16         2.87
Total from investment operations       $                     (0.01)      2.44         3.06         4.26         2.96
Less distributions from:
Net investment income                  $                      0.05       0.04         0.06         0.12         0.06
Net realized gains on investments      $                      1.79       1.78         1.85         4.91         0.24
Net asset value, end of period         $                     15.84      17.69        17.07        15.92        16.69
Total Return(2):                       %                     (0.36)     15.93        20.53        30.82        21.31
Ratios/Supplemental Data:
Net assets, end of period (000's)      $                   303,864    368,508      348,759      290,355      235,393
Ratios to average net assets:
Expenses(3)                            %                      1.29       1.35         1.37         1.46         1.68
Net investment income (loss)(3)        %                      0.41       0.41         0.29         0.64         0.54
Portfolio turnover rate                %                        26         48           53           77           15

                                                                         Class B
                                        --------------------------------------------------------------------------
                                          Six months                                                    July 17,
                                            ended                                                      1995(1) to
                                           12-31-00                 Year Ended June 30,                  June 30,
                                         (unaudited)   2000         1999          1998         1997        1996
Per Share Operating Performance:
Net asset value, beginning of period   $               17.36        16.86         15.81        16.59        14.22
Income from investment operations:
Net investment income (loss)           $               (0.05)       (0.04)        (0.04)        --           0.06
Net realized and unrealized gains on
investments                            $               (0.08)        2.32          2.97         4.13         2.61
Total from investment operations       $               (0.13)        2.28          2.93         4.13         2.67
Less distributions from:
Net investment income                  $                --           --            0.03         --           0.06
Net realized gains on investments      $                1.79         1.78          1.85         4.91         0.24
Net asset value, end of period         $               15.44        17.36         16.86        15.81        16.59
Total Return(2):                       %               (1.11)       15.12         19.76        29.92        18.98
Ratios/Supplemental Data:
Net assets, end of period (000's)      $              87,167      116,227        77,787       37,427       10,509
Ratios to average net assets:
Expenses(3)                            %                1.99         2.05          2.07         2.16         2.38
Net investment income (loss)(3)        %               (0.29)       (0.29)        (0.41)       (0.04)        0.07
Portfolio turnover rate                %                   6           48            53           77           15

                                                            Class C
                                             -------------------------------------
                                              Six months     Year       June 1,
                                                ended       ended     1999(1) to
                                              12-31-00     June 30,    June 30,
                                             (unaudited)     2000       1999
                                             -----------     ----       ----
Per Share Operating Performance:
Net asset value, beginning of period   $                    17.37       16.69
Income from investment operations:
Net investment income (loss)           $                    (0.10)       --
Net realized and unrealized gains on
investments                            $                    (0.04)       0.68
Total from investment operations       $                    (0.14)       0.68
Less distributions from:
Net investment income                  $                       --          --
Net realized gains on investments      $                     1.79          --
Net asset value, end of period         $                    15.44       17.37
Total Return(2):                       %                    (1.17)       4.07
Ratios/Supplemental Data:
Net assets, end of period (000's)      $                    3,660         601
Ratios to average net assets:
Expenses(3)                            %                     1.99        1.12
Net investment income (loss)(3)        %                    (0.29)       0.42
Portfolio turnover rate                %                       26          48

                                                                            Class M
                                        ---------------------------------------------------------------------------
                                          Six months                                                     July 17,
                                            ended                                                       1995(1) to
                                           12-31-00               Year ended June 30,                     June 30,
                                          (unaudited)    2000          1999         1998         1997       1996
                                          -----------    ----          ----         ----         ----       ----
Per Share Operating Performance:
Net asset value, beginning of period   $                 17.51        16.95        15.87        16.63      14.22
Income from investment operations:
Net investment income (loss)           $                 (0.01)       (0.01)        --           0.02       0.08
Net realized and unrealized gains on
investments                            $                 (0.06)        2.35         2.98         4.16       2.63
Total from investment operations       $                 (0.07)        2.34         2.98         4.18       2.71
Less distributions from:
Net investment income                  $                  0.01         --           0.05         0.03       0.06
Net realized gains on investments      $                  1.79         1.78         1.85         4.91       0.24
Net asset value, end of period         $                 15.64        17.51        16.95        15.87      16.63
Total Return(2):                       %                 (0.71)       15.41        20.00        30.26      19.26
Ratios/Supplemental Data:
Net assets, end of period (000's)      $                13,050       16,351       14,675        6,748      1,961
Ratios to average net assets:
Expenses(3)                            %                  1.74         1.80         1.82         1.91       2.13
Net investment income (loss)(3)        %                 (0.04)       (0.04)       (0.16)        0.22       0.32
Portfolio turnover rate                %                    26           48           53           77         15


----------
(1)  Commencement of offering shares.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(3)  Annualized for periods less than one year.

58   ING Pilgrim MagnaCap Fund

FINANCIAL
HIGHLIGHTS                                    ING PILGRIM GROWTH AND INCOME FUND
--------------------------------------------------------------------------------


The information in the table below has been audited by KPMG LLP, independent auditors.

                                                                                     Class A

                                                        -----------------------------------------------------------------
                                                                                Year Ended December 31,
                                                        2000     1999        1998         1997        1996        1995
                                                        ----     ----        ----         ----        ----        ----
Per Share Operating Performance:
Net asset value, beginning of period             $              21.91        20.27        18.56        15.71        14.36
Net investment income (loss)                     $               0.05           --         0.05         0.07         0.22
Net realized and unrealized gain (loss) from
investment operations                            $               3.33         4.30         5.46         4.08         3.00
Total income (loss) from investment operations   $               3.38         4.30         5.51         4.15         3.22
Less distributions:
Distributions from net investment income         $               0.05           --         0.07         0.13         0.22
Distributions from net realized gains            $               2.86         2.66         3.73         1.17         1.65
Total distributions                              $               2.91         2.66         3.80         1.30         1.87
Net asset value, end of period                   $              22.38        21.91        20.27        18.56        15.71
Total return(1)                                  %              15.54        21.42        30.36        26.46        22.57
Ratios/Supplemental Data:
Net assets, end of period (thousands)            $            254,532      245,790      228,037      200,309      138,901
Ratio of expenses to average net assets(2)       %               0.95         1.16         1.17         1.13         1.09
Ratio of net investment income (loss)
to average net assets(2)                         %               0.21         0.06         0.21         0.43         1.38
Portfolio Turnover Rate                          %              86.31        63.20        88.15       101.12       159.94


----------
(1) Total returns is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Total return for less than one year is not annualized.
(2)  Annualized for periods less than one year.

                                                                       [GRAPHIC]

                          If you have any questions, please call 1-800-992-0180.

                                       ING Pilgrim Growth and Income Fund     59

                                                                       FINANCIAL
ING PILGRIM LARGECAP LEADERS FUND                                     HIGHLIGHTS
--------------------------------------------------------------------------------


The information in the table below, except the six months ended December 31, 2000, has been audited by KPMG LLP, independent auditors.

                                                                            Class A
                                             ---------------------------------------------------------------------
                                               Six months                                               Sept. 1,
                                                 ended                                                  1995 to
                                              Dec. 31, 2000             Year Ended June 30,             June 30,
                                               (unaudited)     2000       1999     1998(2)    1997      1996(1)
                                               -----------     ----       ----     -------    ----      -------
Per Share Operating Performance:
 Net asset value, beginning of period   $                     17.35      14.70     14.17      11.77      10.00
Income from investment operations:
 Net investment income (loss)           $                    (0.04)        --       0.01       0.06       0.07
Net realized and unrealized gains on
investments                             $                      0.57       3.00      2.30       2.63       1.87
 Total from investment operations       $                      0.53       3.00      2.31       2.69       1.94
Less distributions from:
 Net investment income                  $                       --         --        --        0.05       0.08
Net realized gains on investments       $                      2.00       0.35      1.78       0.24       0.09
 Net asset value, end of period         $                     15.88      17.35     14.70      14.17      11.77
Total Return(4):                        %                      3.05      20.66     17.71      23.24      19.56
Ratios/Supplemental Data:
 Net assets, end of period (000's)      $                    10,024      8,506     7,606      8,961      2,530
Ratios to average net assets:
 Net expenses after expense
reimbursement(5)(6)                     %                      1.75       1.75      1.75       1.75       1.75
Gross expenses prior to expense
reimbursement(5)                        %                      1.84       1.98      2.28       2.33       5.44
 Net investment income (loss) after
expense reimbursement(5)(6)             %                    (0.27)     (0.04)      0.03       0.41       0.65
Portfolio turnover rate                 %                       39         87        78         86         59


                                                                         Class B
                                        ---------------------------------------------------------------------
                                           Six months                                                Sept. 1,
                                             ended                                                   1995 to
                                         Dec. 31, 2000              Year Ended June 30,              June 30,
                                          (unaudited)    2000       1999       1998(2)    1997       1996(1)
                                          -----------    ----       ----       -------    ----       -------
Per Share Operating Performance:
 Net asset value, beginning of period   $                 16.90      14.44      14.04      11.71     10.00
Income from investment operations:
 Net investment income (loss)           $                (0.17)     (0.09)     (0.10)     (0.02)      0.06
Net realized and unrealized gains on
investments                             $                  0.57       2.90       2.28       2.59      1.81
 Total from investment operations       $                  0.40       2.81       2.18       2.57      1.87
Less distributions from:
 Net investment income                  $                   --         --         --         --       0.07
Net realized gains on investments       $                  2.00       0.35       1.78       0.24      0.09
 Net asset value, end of period         $                 15.30      16.90      14.44      14.04     11.71
Total Return(4):                        %                  2.30      19.71      16.91      22.23     18.85
Ratios/Supplemental Data:
 Net assets, end of period (000's)      $               21,544     24,213     15,605     13,611     1,424
Ratios to average net assets:
 Net expenses after expense
reimbursement(5)(6)                     %                  2.50       2.50       2.50       2.50      2.50
Gross expenses prior to expense
reimbursement(5)                        %                  2.59       2.73       3.03       3.08      5.79
 Net investment income (loss) after
expense reimbursement(5)(6)             %                (1.02)     (0.79)     (0.72)     (0.35)    (0.25)
Portfolio turnover rate                 %                   39         87         78         86        59

                                                                         Class C
                                                       ---------------------------------------
                                                          Six months      Year      June 17,
                                                            ended         Ended    1999(3) to
                                                        Dec. 31, 2000    June 30,    June 30,
                                                         (unaudited)       2000       1999
                                                         -----------       ----       ----
Per Share Operating Performance:
 Net asset value, beginning of period             $                        16.92       16.54
Income from investment operations:
 Net investment income (loss)                     $                       (0.06)         --
Net realized and unrealized gains on
investments                                       $                         0.46        0.38
 Total from investment operations                 $                         0.40        0.38
Less distributions from:
 Net investment income                            $                          --          --
Net realized gains on investments                 $                         2.00         --
 Net asset value, end of period                   $                        15.32       16.92
Total Return(4):                                  %                         2.30        2.30
Ratios/Supplemental Data:
 Net assets, end of period (000's)                $                       1,364          --
Ratios to average net assets:
 Net expenses after expense reimbursement(5)(6)   %                         2.50         --
Gross expenses prior to expense
reimbursement(5)                                  %                         2.59         --
 Net investment income (loss) after expense
reimbursement(5)(6)                               %                       (1.02)         --
Portfolio turnover rate                           %                          39          87


                                                                                Class M
                                                  ------------------------------------------------------------------
                                                     Six months                                             Sept. 1,
                                                       ended                                                1995 to
                                                   Dec. 31, 2000             Year Ended June 30,            June 30,
                                                    (unaudited)     2000       1999       1998(2)   1997     1996(1)
                                                    -----------     ----       ----       -------   ----     -------
Per Share Operating Performance:
 Net asset value, beginning of period                               17.08      14.55     14.10      11.73     10.00
Income from investment operations:
 Net investment income (loss)                                      (0.14)     (0.09)    (0.07)        --       0.06
Net realized and unrealized gains on
investments                                                          0.58       2.97      2.30       2.62      1.83
 Total from investment operations                                    0.44       2.88      2.23       2.62      1.89
Less distributions from:
 Net investment income                                                --         --        --        0.01      0.07
Net realized gains on investments                                    2.00       0.35      1.78       0.24      0.09
 Net asset value, end of period                                     15.52      17.08     14.55      14.10     11.73
Total Return(4):                                                     2.54      20.04     17.20      22.58     19.06
Ratios/Supplemental Data:
 Net assets, end of period (000's)                                  4,677      5,661     5,533      4,719     1,240
Ratios to average net assets:
 Net expenses after expense reimbursement(5)(6)                      2.25       2.25      2.25       2.25      2.25
Gross expenses prior to expense
reimbursement(5)                                                     2.34       2.48      2.78       2.83      5.90
 Net investment income (loss) after expense
reimbursement(5)(6)                                                (0.77)     (0.54)    (0.47)     (0.10)      0.06
Portfolio turnover rate                                               39         87        78         86        59


----------
(1)  The Fund commenced operations on September 1, 1995.
(2) Effective November 1, 1997, ING Pilgrim Investments, Inc. assumed the portfolio investment responsibilities of the Fund from ARK Asset Management Company, Inc.
(3)  Commencement of offering shares.
(4) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return information for less than one year is not annualized.
(5)  Annualized for periods less than one year.
(6) The Investment Manager has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses.

60    ING Pilgrim LargeCap Leaders Fund

FINANCIAL
HIGHLIGHTS                              ING PILGRIM RESEARCH ENHANCED INDEX FUND
--------------------------------------------------------------------------------


The information in the table below has been audited by PricewaterhouseCoopers LLP, independent auditors.


                                                       Class A                  Class B                 Class C
                                                ---------------------    ----------------------   --------------------
                                                  Year      Period         Year       Period        Year      Period
                                                  ended      ended         ended       ended        ended      ended
                                                 Oct. 31,   Oct. 31,      Oct. 31,    Oct. 31,     Oct. 31,   Oct. 31,
                                                  2000       1999(1)        2000       1999(1)       2000      1999(1)
                                                  ----       -------        ----       -------       ----      -------
Operating performance:
 Net asset value, beginning of the period   $                10.00                     10.00                    10.00
Net investment income (loss)                $                 0.01                     (0.02)                   (0.02)
 Net realized and unrealized gain on
investments                                 $                 1.13                      1.11                     1.11
Total from investment operations            $                 1.14                      1.09                     1.09
 Distributions from net realized gain       $                   --                        --                       --
Total distributions                         $                   --                        --                       --
 Net asset value, end of the period         $                11.14                     11.09                    11.09
Total return(2)                             %                11.40                     10.90                    10.90
Ratios and supplemental data:
 Net assets, end of the period (000's)      $               27,091                    99,249                   75,941
Ratio of expenses to average net assets
after reimbursement(4)                      %                 1.29 (3)                  1.99 (3)                 1.99 (3)
 Ratio of expenses to average net assets
prior to expense reimbursement              %                 1.56 (3)                  2.29 (3)                 2.27 (3)
Ratio of net investment income (loss) to
average net assets                          %                 0.23 (3)                 (0.49)(3)                (0.49)(3)
 Portfolio turnover                         %                   26                        26                       26

----------
(1)  Class A, B and C commenced operations on December 30, 1998.
(2) Assumes dividends have been reinvested and does not reflect the effect of sales charges.
(3)  Annualized.
(4)  Expenses calculated net of taxes and advisor reimbursement.

                                                                       [GRAPHIC]

                          If you have any questions, please call 1-800-992-0180.

                                 ING Pilgrim Research Enhanced Index Fund     61

                                                                       FINANCIAL
ING TAX EFFICIENT EQUITY FUND                                         HIGHLIGHTS
--------------------------------------------------------------------------------


The information in the table below has been audited by Ernst & Young LLP, independent auditors.


                                                       Class A                  Class B                 Class C
                                               ----------------------   ----------------------   ----------------------
                                               Year ended October 31,   Year ended October 31,   Year ended October 31,
                                               ----------------------   ----------------------   ----------------------
                                                2000          1999(1)    2000          1999(1)    2000          1999(1)
                                                ----          -------    ----          -------    ----          -------
Operating performance:
 Net asset value, beginning of the period       $
Net investment income (loss)                    $
 Net realized and unrealized gain on
investments                                     $
Total from investment operations                $
 Distributions from net realized gain           $
Total distributions                             $
 Net asset value, end of the period             $
Total return(2)                                 %
Ratios and supplemental data:
 Net assets, end of the period (000's)          $
Ratio of expenses to average net assets
after reimbursement(4)                          %
 Ratio of expenses to average net assets
prior to expense reimbursement                  %
Ratio of net investment income (loss) to
average net assets                              %
 Portfolio turnover                             %


----------
(1)  Class A, B and C commenced operations on December 15, 1998.
(2) Assumes dividends have been reinvested and does not reflect the effect of sales charges.
(3)  Expenses calculated net of taxes and advisor reimbursement.

62  ING Tax Efficient Equity Fund

                                                                       FINANCIAL
ING PILGRIM GROWTH OPPORTUNITIES FUND                                 HIGHLIGHTS
--------------------------------------------------------------------------------


For the period ended December 31, 2000, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ending prior to December 31, 2000, the financial information was audited by other independent auditors.

                                                                         Class A
                                                                 Year ended December 31,
                                                   ---------------------------------------------------
                                                   2000      1999        1998         1997        1996
                                                   ----      ----        ----         ----        ----
Operating performance:
Net asset value, beginning of the period    $                26.06       21.26        17.92       15.53
Net investment income (loss)                $                (0.15)      (0.08)        0.03        0.02
Net realized and unrealized gain
on investments                              $                20.10        5.09         4.16        3.18
Total from investment operations            $                19.95        5.01         4.19        3.20
Dividends from net
investment income                           $                 --          --           --          --
Distributions from net realized gain        $               (12.84)      (0.21)       (0.85)      (0.81)
Total distributions                         $               (12.84)      (0.21)       (0.85)      (0.81)
Net asset value, end of the period          $                33.17       26.06        21.26       17.92
Total return(2)                             %                93.26       23.61        23.59       20.54
Ratios and supplemental data:
Net assets at the end
of the period (000s)                        $              101,260      29,358        9,334       4,750
Ratio of expenses to average net
assets after reimbursement                  %                 1.39        1.37         1.37         150
Ratio of expenses to average net
assets prior to expense
reimbursement                               %                 1.39        1.37         1.40        1.56
Ratio of net investment income
(loss) to average net assets                %                (0.98)      (0.47)        0.04        0.11
Portfolio turnover                          %                  286          98           32          62

                                                                         Class B
                                                                 Year ended December 31,
                                                   ---------------------------------------------------
                                                   2000      1999        1998         1997        1996
                                                   ----      ----        ----         ----        ----
Operating performance:
Net asset value, beginning of the period    $                 25.46        20.93        17.76       15.50
Net investment income (loss)                $                 (0.18)       (0.23)       (0.15)      (0.06)
Net realized and unrealized gain
on investments                              $                 19.26         4.97         4.17        3.13
Total from investment operations            $                 19.08         4.74         4.02        3.07
Dividends from net
investment income                           $                  --           --           --          --
Distributions from net realized gain        $                (12.84)       (0.21)       (0.85)      (0.81)
Total distributions                         $                (12.84)       (0.21)       (0.85)      (0.81)
Net asset value, end of the period          $                 31.70        25.46        20.93       17.76
Total return(2)                             %                 91.84        22.69        22.84       19.74
Ratios and supplemental data:
Net assets at the end
of the period (000s)                        $                88,305       15,480        8,815       4,444
Ratio of expenses to average net
assets after reimbursement                  %                  2.10         2.13         2.14        2.20
Ratio of expenses to average net
assets prior to expense
reimbursement                               %                  2.10         2.13         2.14        2.24
Ratio of net investment income
(loss) to average net assets                %                 (1.69)       (1.26)       (0.95)      (0.55)
Portfolio turnover                          %                   286           98           32          62


                                                                       Class C
                                                               Year ended December 31,
                                                 ---------------------------------------------------
                                                 2000    1999       1998        1997       1996
Operating performance:
Net asset value, beginning of the period   $             25.48        20.91       17.76       15.50
Net investment income (loss)               $             (0.10)       (0.27)      (0.13)      (0.05)
Net realized and                                                                                $
unrealized gain on investments             $             19.21         5.05        4.13        3.12
Total from investment operations           $             19.11         4.78        4.00        3.07
Dividends from net                                                                              $
investment income                          $              --           --          --          --
Distributions from net realized gain       $            (12.84)       (0.21)      (0.85)      (0.81)
Total distributions                        $            (12.84)       (0.21)      (0.85)      (0.81)
Net asset value, end of the period         $             31.75        25.48       20.91       17.76
Total return(2)                            %             91.90        22.90       22.73       19.74
Ratios and supplemental data:
Net assets at the end of the
period (000s)                              $             21,006        1,625       1,152         365
Ratio of expenses to average net assets
after reimbursement                        %              2.10         2.13        2.17        2.20
Ratio of expenses to average net assets
prior to expense reimbursement                            2.10         2.13        2.17        2.35
Ratio of net investment income (loss) to   %
average net assets                                       (1.69)       (1.24)      (1.00)      (0.57)
Portfolio turnover                         %               286           98          32          62

                                                                         Class T
                                                                  Year ended December 31,
                                                -------------------------------------------------------
                                                2000      1999         1998         1997         1996
                                                ----      ----         ----         ----         ----
Operating performance:
Net asset value, beginning of the period   $              25.59        21.02        17.82        15.53
Net investment income (loss)               $              (0.39)       (0.36)       (0.17)       (0.06)
Net realized and
unrealized gain on investments             $              19.57         5.14         4.22         3.16
Total from investment operations           $              19.18         4.78         4.05         3.10
Dividends from net
investment income                          $               --           --           --           --
Distributions from net realized gain       $             (12.84)       (0.21)       (0.85)       (0.81)
Total distributions                        $             (12.84)       (0.21)       (0.85)       (0.81)
Net asset value, end of the period         $              31.93        25.59        21.02        17.82
Total return(2)                            %              91.72        22.79        22.94        19.90
Ratios and supplemental data:
Net assets at the end of the
period (000s)                              $             83,772       52,023       73,674       70,406
Ratio of expenses to average net assets
after reimbursement                        %               2.03         2.05         2.03         2.00
Ratio of expenses to average net assets
prior to expense reimbursement                             2.03         2.05         2.03         2.04
Ratio of net investment income (loss) to   %
average net assets                                        (1.62)       (1.19)       (0.81)       (3.05)
Portfolio turnover                         %                286           98           32           62

----------
(2) Assumes dividends have been reinvested and does not reflect the effect of sales charges.


63    ING Pilgrim Growth Opportunities Fund

FINANCIAL
HIGHLIGHTS                                      ING PILGRIM LARGECAP GROWTH FUND
--------------------------------------------------------------------------------


For the year ended June 30, 2000 and the three months ended June 30, 1999, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ending prior to June 30, 1999, the financial information was audited by another independent auditor.


                                                                           Class A
                                             ------------------------------------------------------------------
                                                Six months       Year     Three months     Year      July 21,
                                                  ended         Ended         ended       ended     1997(1) to
                                              Dec. 31, 2000    June 30,     June 30,     March 31,   March 31,
                                               (unaudited)       2000        1999(2)        1999      1998
                                               -----------       ----        -------        ----      ----
Per Share Operating Performance:
 Net asset value, beginning of period   $                         28.09        24.94        15.73      12.50
Income from investment operations:
 Net investment income (loss)           $                        (0.22)       (0.02)       (0.08)     (0.03)
Net realized and unrealized gains on
investments                             $                         15.63         3.17         9.77       3.29
 Total from investment operations       $                         15.41         3.15         9.69       3.26
Less distributions from:
 Net investment income                  $                           --           --           --         --
Net realized gains on investments       $                          0.38          --          0.48       0.03
 Net asset value, end of period         $                         43.12        28.09        24.94      15.73
Total Return(3):                        %                         55.35        12.63        63.06      62.35
Ratios/Supplemental Data:
 Net assets, end of period (000's)      $                       186,261       30,108       12,445      4,742
Ratios to average net assets:
 Net expenses after expense
reimbursement(4)(5)                     %                          1.36         1.43         1.59       1.60
Gross expenses prior to expense
reimbursement(4)                        %                          1.36         1.45         2.24       4.70
 Net investment income (loss) after
expense reimbursement(4)(5)             %                        (0.87)       (0.56)       (0.65)     (0.87)
Portfolio turnover                      %                          139           27          253        306


                                                                         Class B
                                        ------------------------------------------------------------------
                                           Six months       Year     Three months     Year      July 21,
                                             ended         Ended         ended       ended     1997(1) to
                                         Dec. 31, 2000    June 30,     June 30,     March 31,   March 31,
                                          (unaudited)       2000        1999(2)       1999        1998
                                          -----------       ----        -------       ----        ----
Per Share Operating Performance:
 Net asset value, beginning of period    $                     28.15        25.04        15.64       12.50
Income from investment operations:
 Net investment income (loss)            $                    (0.39)       (0.05)       (0.08)      (0.07)
Net realized and unrealized gains on
investments                              $                     15.56         3.16         9.71        3.24
 Total from investment operations        $                     15.17         3.11         9.63        3.17
Less distributions from:
 Net investment income                   $                       --           --           --          --
Net realized gains on investments        $                      0.38          --          0.23        0.03
 Net asset value, end of period          $                     42.94        28.15        25.04       15.64
Total Return(3):                         %                     55.37        12.42        62.28       61.08
Ratios/Supplemental Data:
 Net assets, end of period (000's)       $                  333,256       49,057       20,039       3,187
Ratios to average net assets:
 Net expenses after expense
reimbursement(4)(5)                      %                      2.01         2.08         2.24        2.25
Gross expenses prior to expense
reimbursement(4)                         %                      2.01         2.10         2.89        4.78
 Net investment income (loss) after
expense reimbursement(4)(5)              %                    (1.52)       (1.21)       (1.28)      (1.36)
Portfolio turnover                       %                      139           27          253         306

                                                                                     Class C
                                                       ---------------------------------------------------------------
                                                        Six months       Year     Three months    Year        July 21,
                                                          ended         Ended         ended       ended     1997(1) to
                                                       Dec. 31, 2000   June 30,     June 30,     March 31,   March 31,
                                                        (unaudited)      2000        1999(2)       1999        1998
                                                        -----------      ----        -------       ----        ----
Per Share Operating Performance:
 Net asset value, beginning of period              $                     28.07        24.97        15.63       12.50
Income from investment operations:
 Net investment income (loss)                      $                    (0.35)       (0.06)       (0.07)      (0.05)
Net realized and unrealized gains on
investments                                        $                     15.48         3.16         9.65        3.24
 Total from investment operations                  $                     15.13         3.10         9.58        3.19
Less distributions from:
 Net investment income                             $                       --           --           --          --
Net realized gains on investments                  $                      0.38          --          0.24        0.06
 Net asset value, end of period                    $                     42.82        28.07        24.97       15.63
Total Return(3):                                   %                     54.38        12.41        61.97       61.38
Ratios/Supplemental Data:
 Net assets, end of period (000's)                 $                   152,682       17,755        8,004         960
Ratios to average net assets:
 Net expenses after expense reimbursement(4)(5)    %                      2.01         2.08         2.25        2.25
Gross expenses prior to expense reimbursement(4)   %                      2.01         2.10         2.90        7.79
 Net investment income (loss) after expense
reimbursement(4)(5)                                %                    (1.52)       (1.21)       (1.26)      (1.49)
Portfolio turnover                                 %                      139           27          253         306


----------
(1)  The Fund commenced operations on July 21, 1997.
(2) Effective May 24, 1999, ING Pilgrim Investments Inc., became the Investment Manager of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as sub-adviser and the Fund changed its year end to June 30.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(4)  Annualized for periods less than one year.
(5) The Investment Manager has agreed to limit expenses, excluding, interest, taxes, brokerage and extraordinary expenses.

                                                                       [GRAPHIC]

                          If you have any questions, please call 1-800-992-0180.

                                          ING Pilgrim LargeCap Growth Fund    64

                                                                       FINANCIAL
ING PILGRIM MIDCAP VALUE FUND                                         HIGHLIGHTS
--------------------------------------------------------------------------------


The information in the table below, except for the six months ended December 31, 2000, has been audited by KMPG LLP, independent auditors.

                                                                                      Class A
                                                       -------------------------------------------------------------------
                                                       Six months                                                 Sept. 1,
                                                          ended                                                    1995 to
                                                      Dec. 31, 2000              Year Ended June 30,              June 30,
                                                       (unaudited)     2000       1999      1998       1997       1996(1)
                                                       -----------     ----       ----      ----       ----       -------
Per Share Operating Performance:
 Net asset value, beginning of period             $                    15.65      16.79      14.64      11.99      10.00
Income from investment operations:
 Net investment income (loss)                     $                   (0.09)     (0.09)     (0.07)     (0.02)       0.13
Net realized and unrealized gains
on investments                                    $                   (1.17)       0.12       2.71       2.85       1.91
 Total from investment operations                 $                   (1.26)       0.03       2.64       2.83       2.04
Less distributions from:
 Net investment income                            $                      --         --         --        0.07       0.05
Net realized gains on investments                 $                     0.09       1.17       0.49       0.11        --
 Net asset value, end of period                   $                    14.30      15.65      16.79      14.64      11.99
Total Return(3):                                  %                   (8.05)       0.95      18.40      23.89      20.48
Ratios/Supplemental Data:
 Net assets, end of period (000's)                $                   8,875     18,621     27,485     16,985      2,389
Ratios to average net assets:
 Net expenses after expense reimbursement(4)(5)   %                     1.75       1.75       1.75       1.75       1.75
Gross expenses prior to expense
reimbursement(4)                                  %                     1.88       1.79       1.78       1.94       4.91
 Net investment income (loss) after expense
reimbursement(4)(5)                               %                   (0.49)     (0.48)     (0.53)     (0.13)       2.00
Portfolio turnover rate                           %                     122        109         85         86         60


                                                                                 Class B
                                                  ---------------------------------------------------------------------
                                                     Six months                                               Sept. 1,
                                                       ended                                                  1995 to
                                                   Dec. 31, 2000              Year Ended June 30,             June 30,
                                                    (unaudited)     2000      1999       1998       1997      1996(1)
Per Share Operating Performance:
 Net asset value, beginning of period             $                15.21      16.47      14.49      11.94      10.00
Income from investment operations:
 Net investment income (loss)                     $                (0.23)     (0.21)     (0.18)     (0.05)      0.07
Net realized and unrealized gains
on investments                                    $                (1.11)       0.12       2.65       2.76      1.90
 Total from investment operations                 $                (1.34)     (0.09)       2.47       2.71      1.97
Less distributions from:
 Net investment income                            $                   --         --         --        0.05      0.03
Net realized gains on investments                 $                  0.09       1.17       0.49       0.11       --
 Net asset value, end of period                   $                 13.78      15.21      16.47      14.49     11.94
Total Return(3):                                  %                (8.81)       0.21      17.40      22.95     19.80
Ratios/Supplemental Data:
 Net assets, end of period (000's)                $               15,840     31,223     40,575     23,258     2,123
Ratios to average net assets:
 Net expenses after expense reimbursement(4)(5)   %                  2.50       2.50       2.50       2.50      2.50
Gross expenses prior to expense
reimbursement(4)                                  %                  2.63       2.54       2.53       2.69      5.32
 Net investment income (loss) after expense
reimbursement(4)(5)                               %                (1.24)     (1.23)     (1.28)     (0.90)      1.27
Portfolio turnover rate                           %                  122        109         85         86        60

                                                                         Class C
                                                        -------------------------------------
                                                           Six months     Year      June 2,
                                                             ended        Ended     1999 to
                                                         Dec. 31, 2000   June 30,   June 30,
                                                          (unaudited)     2000       1999(2)
                                                          -----------     ----       -------
Per Share Operating Performance:
 Net asset value, beginning of period              $                       15.20      14.84
Income from investment operations:
 Net investment income (loss)                      $                       (0.02)     (0.02)
Net realized and unrealized gains
on investments                                     $                       (1.31)      0.38
 Total from investment operations                  $                       (1.33)      0.36
Less distributions from:
 Net investment income                             $                         --          --
Net realized gains on investments                  $                        0.09         --
 Net asset value, end of period                    $                       13.78      15.20
Total Return(3):                                   %                       (8.75)      2.43
Ratios/Supplemental Data:
 Net assets, end of period (000's)                 $                       2,688         47
Ratios to average net assets:
 Net expenses after expense reimbursement:(4)(5)   %                        2.50       2.50
Gross expenses prior to expense
reimbursement:(4)                                  %                        2.63       2.54
 Net investment income (loss) after expense
reimbursement:(4)(5)                               %                       (1.24)     (1.23)
Portfolio turnover rate                            %                         122        109


                                                                                  Class M
                                                   ---------------------------------------------------------------------
                                                      Six months                                                Sept. 1,
                                                        ended                                                   1995 to
                                                    Dec. 31, 2000              Year Ended June 30,              June 30,
                                                     (unaudited)     2000       1999       1998       1997       1996(1)
                                                     -----------     ----       ----       ----       ----       -------
Per Share Operating Performance:
 Net asset value, beginning of period               $               15.30     16.52      14.49       11.93     10.00
Income from investment operations:
 Net investment income (loss)                       $               (0.23)    (0.17)     (0.15)      (0.03)      0.06
Net realized and unrealized gains
on investments                                      $               (1.07)      0.12       2.67        2.76      1.91
 Total from investment operations                   $               (1.30)    (0.05)       2.52        2.73      1.97
Less distributions from:
 Net investment income                              $                  --        --         --         0.06      0.04
Net realized gains on investments                   $                 0.09      1.17       0.49        0.11       --
 Net asset value, end of period                     $                13.91     15.30      16.52       14.49     11.93
Total Return(3):                                    %               (8.49)      0.46      17.76       23.21     19.82
Ratios/Supplemental Data:
 Net assets, end of period (000's)                  $               3,873    10,504     13,232       8,378     1,731
Ratios to average net assets:
 Net expenses after expense reimbursement:(4)(5)    %                 2.25      2.25       2.25        2.25      2.25
Gross expenses prior to expense
reimbursement:(4)                                   %                 2.38      2.29       2.28        2.44      4.72
 Net investment income (loss) after expense
reimbursement:(4)(5)                                %               (0.99)    (0.98)     (1.03)      (0.63)      1.16
Portfolio turnover rate                             %                 122       109         85          86        60


----------
(1)  The Fund commenced operations on September 1, 1995.
(2)  Commencement of offering shares.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(4)  Annualized for periods less than one year.
(5) The Investment Manager has agreed to limit expenses, excluding, interest, taxes, brokerage and extraordinary expenses.

65    ING Pilgrim MidCap Value Fund

FINANCIAL
HIGHLIGHTS                                ING PILGRIM MIDCAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------


For the year ended December 31, 2000, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ending prior to December 31, 2000, the financial information was audited by other independent auditors.

                                                         Class A                          Class B
                                                 -------------------------      ---------------------------
                                                        Year ended                      Year ended
                                                         Dec. 31,                        Dec. 31,
                                                 -------------------------      ---------------------------
                                                 2000     1999     1998(1)      2000     1999       1998(1)
Operating performance
 Net asset value, beginning of the period   $             12.96     10.00                12.97      10.00
Net investment loss                         $             (0.09)    (0.03)               (0.07)     (0.03)
 Net realized and unrealized gain on
investments                                 $             12.01      2.99                11.81       3.00
Total from investment operations            $             11.92      2.96                11.74       2.97
 Distributions from net realized gain       $             (3.59)       --                (3.59)        --
Total distributions                         $             (3.59)       --                (3.59)        --
 Net asset value, end of the period         $             21.29     12.96                21.12      12.97
Total return(2):                            %            103.24     29.60               101.73      29.70
Ratios and supplemental data
 Net assets, end of the period (000s)       $             6,291       610                8,252        140
Ratio of expenses to average net assets
after reimbursement                         %              1.74      1.80 (3)     (3)     2.40       2.50 (3)
 Ratio of expenses to average net assets
prior to expense reimbursement              %              1.74      2.42 (3)     (3)     2.40       3.27 (3)
Ratio of net investment loss to average
net assets                                  %             (1.34)    (1.10)(3)     (3)    (2.00)     (2.05)(3)
 Portfolio turnover                         %               201        61                  201         61


                                                           Class C
                                            -------------------------------------
                                                         Year ended
                                                          Dec. 31,
                                            -------------------------------------
                                            2000      1999           1998(1)
Operating performance
 Net asset value, beginning of the period               12.96         10.00
Net investment loss                                     (0.07)        (0.04)
 Net realized and unrealized gain on
investments                                             11.73          3.00
Total from investment operations                        11.66          2.96
 Distributions from net realized gain                   (3.59)           --
Total distributions                                     (3.59)           --
 Net asset value, end of the period                     21.03         12.96
Total return(2):                                       101.16         29.60
Ratios and supplemental data
 Net assets, end of the period (000s)                   4,560            87
Ratio of expenses to average net assets
after reimbursement                          (3)         2.36          2.50 (3)
 Ratio of expenses to average net assets
prior to expense reimbursement               (3)         2.36          3.22 (3)
Ratio of net investment loss to average
net assets                                   (3)        (1.98)        (2.04)(3)
 Portfolio turnover                                       201            61


----------
(1)  Class A, B and C commenced operations on August 20, 1998.
(2) Assumes dividends have been reinvested and does not reflect the effect of sales charges.
(3)  Annualized.

                                                                       [GRAPHIC]

                          If you have any questions, please call 1-800-992-0180.

                                     ING Pilgrim MidCap Opportunities Fund    66

                                                                       FINANCIAL
ING PILGRIM MIDCAP GROWTH FUND                                        HIGHLIGHTS
--------------------------------------------------------------------------------
For the year ended June 30, 2000 and the three months ended June 30, 1999, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ending prior to June 30, 1999, the financial information was audited by other independent auditors.


                                                                                  Class A
                                              -------------------------------------------------------------------------------
                                                   Six                      Three
                                                  months         Year      months
                                                  ended         Ended       ended
                                              Dec. 31, 2000    June 30,    June 30,             Year ended March 31,
                                               (unaudited)      2000        1999(1)    1999       1998       1997       1996
                                               -----------      ----        -------    ----       ----       ----       ----
Per Share Operating Performance:
 Net asset value, beginning of period   $                       21.34       19.93      18.63      16.80      18.37      13.61
 Income from investment operations:
 Net investment income (loss)           $                       (0.22)      (0.06)     (0.50)     (0.14)     (0.17)     (0.18)
 Net realized and unrealized gains on
 investments                            $                       14.08        1.47       3.17       6.50       0.57       4.94
 Total from investment operations       $                       13.86        1.41       2.67       6.36       0.40       4.76
 Less distributions from:
 Net investment income                  $                          --          --         --         --         --         --
 Net realized gains on investments      $                        7.03          --       1.37       4.53       1.97         --
 Net asset value, end of period         $                       28.17       21.34      19.93      18.63      16.80      18.37
 Total Return(3):                       %                       77.33        7.07      15.36      41.81       1.09      35.07

Ratios/Supplemental Data:
 Net assets, end of period (000's)      $                     155,976      66,586     67,550     90,619     76,108     77,275
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(4)(5)                    %                        1.36        1.49       1.56       1.57       1.60       1.58
 Gross expenses prior to expense
 reimbursement(4)                       %                        1.36        1.50       1.64       1.66       1.56       1.56
 Net investment income (loss) after
 expense reimbursement(4)(5)            %                       (1.10)      (1.20)     (1.04)     (1.33)     (1.05)     (0.91)
 Portfolio turnover                     %                         148          55        154        200        153        114

                                                                              Class B
                                             -----------------------------------------------------------------------------------
                                                 Six                     Three
                                               months         Year       months                                      May 31,
                                                ended         Ended      ended                                     1995(2) to
                                             Dec. 31, 2000   June 30,   June 30,        Year ended March 31,        March 31,
                                              (unaudited)     2000       1999(1)    1999       1998       1997        1996
                                              -----------     ----       -------    ----       ----       ----        ----
Per Share Operating Performance:
 Net asset value, beginning of period   $                     25.18      23.54      21.55      16.33      16.25       12.50
 Income from investment operations:
 Net investment income (loss)           $                     (0.41)     (0.11)     (0.42)     (0.25)     (0.17)      (0.09)
 Net realized and unrealized gains on
 investments                            $                     16.55       1.75       3.42       6.74       0.25        3.84
 Total from investment operations       $                     16.14       1.64       3.00       6.49       0.08        3.75
 Less distributions from:
 Net investment income                  $                        --         --         --         --         --          --
 Net realized gains on investments      $                      8.28         --       1.01       1.27         --          --
 Net asset value, end of period         $                     33.04      25.18      23.54      21.55      16.33       16.25
 Total Return(3):                       %                     76.28       6.97      14.59      40.84      (0.49)      30.00

Ratios/Supplemental Data:
 Net assets, end of period (000's)      $                   116,334     49,335     45,876     46,806     29,002      11,186
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(4)(5)                    %                      2.01       2.14       2.22       2.22       2.25        2.22
 Gross expenses prior to expense
 reimbursement(4)                       %                      2.01       2.14       2.29       2.21       2.66        3.39
 Net investment income (loss) after
 expense reimbursement(4)(5)            %                     (1.75)     (1.85)     (1.69)     (1.99)     (1.69)      (1.61)
 Portfolio turnover                     %                       148         55        154        200        153         114

                                                                               Class C
                                             ----------------------------------------------------------------------------------
                                                 Six                       Three
                                                months         Year       months
                                                ended         Ended        ended
                                             Dec. 31, 2000   June 30,     June 30,               Year ended March 31,
                                              (unaudited)      2000        1999(1)     1999        1998        1997        1996
                                              -----------      ----        -------     ----        ----        ----        ----
Per Share Operating Performance:
 Net asset value, beginning of period   $                      19.78       18.49       17.15       16.48       18.06       13.45
 Income from investment operations:
 Net investment income (loss)           $                      (0.38)      (0.09)      (0.61)      (0.28)      (0.32)      (0.27)
 Net realized and unrealized gains on
 investments                            $                      13.04        1.38        2.97        6.26        0.62        4.88
 Total from investment operations       $                      12.66        1.29        2.36        5.98        0.30        4.61
 Less distributions from:
 Net investment income                  $                         --          --          --          --          --          --
 Net realized gains on investments      $                       6.50          --        1.02        5.31        1.88          --
 Net asset value, end of period         $                      25.94       19.78       18.49       17.15       16.48       18.06
 Total Return(3):                       %                      76.18        6.98       14.60       40.95        0.56       34.28

Ratios/Supplemental Data:
 Net assets, end of period (000's)      $                    249,255     144,832     141,685     166,849     157,501     177,461
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(4)(5)                    %                       2.01        2.14        2.23        2.27        2.14        2.14
 Gross expenses prior to expense
 reimbursement(4)                       %                       2.01        2.14        2.30        2.33        2.17        2.14
 Net investment income (loss) after
 expense reimbursement(4)(5)            %                      (1.75)      (1.85)      (1.70)      (2.01)      (1.59)      (1.47)
 Portfolio turnover                     %                        148          55         154         200         153         114


----------
(1) Effective May 24, 1999, ING Pilgrim Investments Inc. became the Investment Manager of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as sub-adviser and the Fund changed its year end to June 30.
(2)  Commencement of offering shares.
(3) Total return is calculated assuming reinvestment of dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(4)  Annualized for periods less than one year.
(5) The Investment Manager has agreed to limit expenses, excluding, interest, taxes, brokerage and extraordinary expenses.

67 ING Pilgrim MidCap Growth Fund

FINANCIAL
HIGHLIGHTS                                      ING PILGRIM GROWTH + VALUE FUND
--------------------------------------------------------------------------------

The information in the table below has been audited by PricewaterhouseCoopers LLP, independent auditors.

                                                                Class A
                                                 -------------------------------------
                                                         Year ended October 31,
                                                 -------------------------------------
                                                 2000      1999      1998      1997(1)
                                                 ----      ----      ----      -------
Operating performance:
 Net asset value, beginning of the period   $              10.44     12.15     10.00
 Net investment loss                        $              (0.17)    (0.11)    (0.05)
 Net realized and unrealized gain (loss)
 on investments                             $               9.49     (1.42)     2.20
 Total from investment operations           $               9.32     (1.53)     2.15
 Distributions from net realized gain       $                 --     (0.18)       --
 Total distributions                        $                 --     (0.18)       --
 Net asset value, end of the period         $              19.76     10.44     12.15
 Total return(2)                            %              89.27    (12.63)    21.50

Ratios and supplemental data:
 Net assets, end of the period (000's)      $             81,225    33,425    34,346
 Ratio of expenses to average net assets
 after reimbursement(4)                     %                .69      1.72      1.84 (3)
 Ratio of expenses to average net assets
 prior to expense reimbursement             %               1.69      1.72      1.86 (3)
 Ratio of net investment loss to average
 net assets                                 %              (1.30)    (0.92)    (0.94) (3)
 Portfolio turnover                         %                197       162       144

                                                                Class B
                                                 -------------------------------------
                                                         Year ended October 31,
                                                 -------------------------------------
                                                 2000      1999      1998      1997(1)
                                                 ----      ----      ----      -------
Operating performance:
 Net asset value, beginning of the period   $              10.29     12.08     10.00
 Net investment loss                        $              (0.27)    (0.16)    (0.08)
 Net realized and unrealized gain (loss)
 on investments                             $               9.32     (1.45)     2.16
 Total from investment operations           $               9.05     (1.61)     2.08
 Distributions from net realized gain       $                 --     (0.18)       --
 Total distributions                        $                 --     (0.18)       --
 Net asset value, end of the period         $              19.34     10.29     12.08
 Total return(2)                            %              87.95    (13.38)    20.80

Ratios and supplemental data:
 Net assets, end of the period (000's)      $            227,227   105,991    76,608
 Ratio of expenses to average net assets
 after reimbursement(4)                     %               2.39        2.45    2.55 (3)
 Ratio of expenses to average net assets
 prior to expense reimbursement             %               2.39        2.45    2.57 (3)
 Ratio of net investment loss to average
 net assets                                 %              (2.00)      (1.67)  (1.68)(3)
 Portfolio turnover                         %                197         162     144


                                                                Class C
                                                 -------------------------------------
                                                         Year ended October 31,
                                                 -------------------------------------
                                                 2000      1999      1998      1997(1)
                                                 ----      ----      ----      -------
Operating performance:
 Net asset value, beginning of the period   $              10.29     12.08     10.00
 Net investment loss                        $              (0.26)    (0.16)    (0.08)
 Net realized and unrealized gain (loss)
 on investments                             $               9.30     (1.45)     2.16
 Total from investment operations           $               9.04     (1.61)     2.08
 Distributions from net realized gain       $                 --     (0.18)       --
 Total distributions                        $                 --     (0.18)       --
 Net asset value, end of the period         $              19.33     10.29     12.08
 Total return(2)                            %              87.85    (13.38)    20.80

Ratios and supplemental data:
 Net assets, end of the period (000's)      $             84,391    37,456    26,962
 Ratio of expenses to average net assets
 after reimbursement(4)                     %               2.40      2.46      2.56 (3)
 Ratio of expenses to average net assets
 prior to expense reimbursement             %               2.40      2.46      2.58 (3)
 Ratio of net investment loss to average
 net assets                                 %              (2.01)    (1.69)    (1.70) (3)
 Portfolio turnover                         %                197       162       144


----------
(1)  Class A, B and C commenced operations on November 18, 1996.
(2) Assumes dividends have been reinvested and does not reflect the effect of sales charges.
(3)  Annualized.
(4)  Expenses calculated net of taxes and advisor reimbursement.


                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                              ING Pilgrim Growth + Value Fund 68

                                                                       FINANCIAL
ING PILGRIM SMALLCAP OPPORTUNITIES FUND                               HIGHLIGHTS
--------------------------------------------------------------------------------

For the period ended December 31, 2000, the information in the table below has been audited by KPMG, LLP, independent auditors. For all periods ended prior to December 31, 2000, the financial information was audited by other independent auditors.

                                                                             Class A
                                              -------------------------------------------------------------------
                                                                            Year Ended
                                                                           December 31,
                                              -------------------------------------------------------------------
                                              2000       1999        1998       1997       1996           1995(1)
                                              ----       ----        ----       ----       ----           -------
Operating performance:
 Net asset value, beginning of the
 period                                  $               29.00       27.77      24.72      20.92          19.56
 Net investment loss                     $               (0.32)      (0.27)     (0.02)     (0.04)         (0.09)
 Net realized and unrealized gain on
 investments                             $               38.23        2.23       3.68       3.84           2.48
 Total from investment operations        $               37.91        1.96       3.66       3.80           2.39
 Distributions from net realized gain    $               (7.56)      (0.73)     (0.61)        --          (1.03)
 Total distributions                     $               (7.56)      (0.73)     (0.61)        --          (1.03)
 Net asset value, end of the period      $               59.35       29.00      27.77      24.72          20.92
 Total return(2)                         %              146.94        7.59      14.92      18.16          12.20

Ratios and supplemental data:
 Net assets at the end of the period
 (000s)                                  $             123,377      45,461     78,160     65,660          2,335
 Ratio of expenses to average net
 assets after reimbursement              %                 .43        1.47       1.43       1.46           1.50 (3)
 Ratio of expenses to average net
 assets prior to expense
 reimbursement                           %                1.43        1.47       1.43       1.47           1.50 (3)
 Ratio of net investment loss to
 average net assets                      %               (1.21)      (0.70)     (0.07)     (0.30)         (0.91) (3)
 Portfolio turnover                      %                 223         257        175        140             71

                                                                                  Class B
                                                   -------------------------------------------------------------------
                                                                                 Year Ended
                                                                                December 31,
                                                   -------------------------------------------------------------------
                                                   2000       1999        1998       1997       1996           1995(1)
                                                   ----       ----        ----       ----       ----           -------
Operating performance:
 Net asset value, beginning of the
 period                                  $                    28.26       27.27      24.46      20.84          19.56
 Net investment loss                     $                    (0.60)      (0.48)     (0.19)     (0.12)         (0.12)
 Net realized and unrealized gain on
 investments                             $                    36.96        2.20       3.61       3.74           2.43
 Total from investment operations        $                    36.36        1.72       3.42       3.62           2.31
 Distributions from net realized gain    $                    (7.56)      (0.73)     (0.61)        --          (1.03)
 Total distributions                     $                    (7.56)      (0.73)     (0.61)        --          (1.03)
 Net asset value, end of the period      $                    57.06       28.26      27.27      24.46          20.84
 Total return(2)                         %                   145.24        6.84      14.10      17.37          11.79

Ratios and supplemental data:
 Net assets at the end of the period
 (000s)                                                     264,677     124,065    169,516    126,859          1,491
 Ratio of expenses to average net        $
 assets after reimbursement                                    2.15        2.18       2.15       2.17           2.20  (3)
 Ratio of expenses to average net        %
 assets prior to expense
 reimbursement                                                 2.15        2.18       2.15       2.18           2.21  (3)
 Ratio of net investment loss to         %
 average net assets                                           (1.93)      (1.43)     (0.78)     (1.01)         (1.64) (3)
 Portfolio turnover                      %                      223         257        175        140             71
                                         %

                                                                                Class C
                                                   ---------------------------------------------------------------
                                                                               Year Ended
                                                                              December 31,
                                                   ---------------------------------------------------------------
                                                   2000       1999        1998       1997       1996       1995(1)
                                                   ----       ----        ----       ----       ----       -------
Operating performance:
 Net asset value, beginning of the
 period                                  $                    28.24       27.26      24.46      20.84      19.56
 Net investment loss                     $                    (0.53)      (0.55)     (0.20)     (0.13)     (0.15)
 Net realized and unrealized gain
 (loss) on investments                   $                    36.83        2.26       3.61       3.75       2.46
 Total from investment operations        $                    36.30        1.71       3.41       3.62       2.31
 Distributions from net realized gain    $                    (7.56)      (0.73)     (0.61)        --      (1.03)
 Total distributions                     $                    (7.56)      (0.73)     (0.61)        --      (1.03)
 Net asset value, end of the period      $                    56.98       28.24      27.26      24.46      20.84
 Total return(2)                         %                   145.12        6.81      14.06      17.37      11.79

Ratios and supplemental data:
 Net assets at the end of the period
 (000s)                                  $                   72,581      29,746     51,460     37,342         62
 Ratio of expenses to average net
 assets after reimbursement              %                     2.18        2.22       2.18       2.20       2.20  (3)
 Ratio of expenses to average net
 assets prior to expense reimbursement   %                     2.18        2.22       2.18       2.21       2.23  (3)
 Ratio of net investment loss to
 average net assets                      %                    (1.96)      (1.45)     (0.82)     (1.03)     (1.60) (3)
 Portfolio turnover                      %                      223         257        175        140         71

                                                                                Class T
                                                   ---------------------------------------------------------------
                                                                               Year Ended
                                                                              December 31,
                                                   ---------------------------------------------------------------
                                                   2000       1999        1998       1997       1996       1995(1)
                                                   ----       ----        ----       ----       ----       -------
Operating performance:
 Net asset value, beginning of the
 period                                  $                    28.36       27.34      24.48      20.84      19.64
 Net investment loss                     $                    (0.65)      (0.51)     (0.18)     (0.21)     (0.34)
 Net realized and unrealized gain
 (loss) on investments                   $                    37.24        2.26       3.65       3.85       2.57
 Total from investment operations        $                    36.59        1.75       3.47       3.64       2.23
 Distributions from net realized gain    $                    (7.56)      (0.73)     (0.61)        --      (1.03)
 Total distributions                     $                    (7.56)      (0.73)     (0.61)        --      (1.03)
 Net asset value, end of the period      $                    57.39       28.36      27.34      24.48      20.84
 Total return(2)                         %                   145.51        6.94      14.29      17.47      11.34
Ratios and supplemental data:

 Net assets at the end of the period
 (000s)                                  $                   33,634      18,203     32,800     35,670     33,557
 Ratio of expenses to average net
 assets after reimbursement              %                     2.06        2.10       1.99       2.07       2.16
 Ratio of expenses to average net
 assets prior to expense reimbursement   %                     2.06        2.10       1.99       2.11       2.16
 Ratio of net investment loss to
 average net assets                      %                    (1.85)      (1.33)     (0.62)     (0.89)     (1.50)
 Portfolio turnover                      %                      223         257        175        140         71


----------
(1)  Classes A, B & C commenced operations on June 5, 1995.
(2) Assumes dividends have been reinvested and does not reflect the effect of sales charges.
(3)  Annualized.


69 ING Pilgrim SmallCap Opportunities Fund

FINANCIAL
HIGHLIGHTS                                      ING PILGRIM SMALLCAP GROWTH FUND
--------------------------------------------------------------------------------
For the year ended June 30, 2000 and the three months ended June 30, 1999, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ending prior to June 30, 1999, the financial information was audited by other independent auditors.


                                                                                     Class A
                                                -------------------------------------------------------------------------------
                                                Six months                 Three
                                                  ended         Year       months
                                                  Dec. 31,     Ended       ended
                                                   2000       June 30,    June 30,               Year ended March 31,
                                                (unaudited)     2000       1999(1)     1999        1998        1997        1996
                                                -----------     ----       -------     ----        ----        ----        ----
Per Share Operating Performance:
 Net asset value, beginning of period      $                    19.08      16.72       19.75       15.15       17.93       13.06
 Income from investment operations:
 Net investment income (loss)              $                    (0.20)     (0.06)      (0.85)      (0.08)      (0.22)      (0.20)
 Net realized and unrealized gains (loss)
 on investments                            $                     9.24       2.42        0.69        6.91       (0.66)       5.09
 Total from investment operations          $                     9.04       2.36       (0.16)       6.83       (0.88)       4.89
 Less distributions from:
 Net investment income                     $                       --         --          --          --          --          --
 Net realized gains on investments         $                     9.73         --        2.87        2.23        1.90        0.02
 Net asset value, end of period            $                    18.39      19.08       16.72       19.75       15.15       17.93
 Total Return(3):                          %                    60.66      14.11        0.37       46.32       (6.26)      37.48

Ratios/Supplemental Data:
 Net assets, end of period (000's)         $                  168,239    102,641      94,428     201,943     121,742     138,155
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(4)(5)                       %                     1.62       1.70        1.85        1.89        1.72        1.74
 Gross expenses prior to expense
 reimbursement(4)                          %                     1.67       1.74        1.95        1.90        1.72        1.74
 Net investment income (loss) after
 expense reimbursement(4)(5)               %                    (1.31)     (1.46)      (1.32)      (1.85)      (1.26)      (1.20)
 Portfolio turnover                        %                      127         32          90          92         113         130

                                                                                    Class B
                                               -------------------------------------------------------------------------------
                                               Six months                 Three
                                                 ended         Year       months
                                                 Dec. 31,     Ended       ended
                                                  2000       June 30,    June 30,               Year ended March 31,
                                               (unaudited)     2000       1999(1)     1999        1998        1997        1996
                                               -----------     ----       -------     ----        ----        ----        ----
Per Share Operating Performance:
 Net asset value, beginning of period     $                    24.05      21.12       22.53       15.51       16.69       12.50
 Income from investment operations:
 Net investment income (loss)             $                    (0.34)     (0.12)      (0.53)      (0.27)      (0.21)      (0.14)
 Net realized and unrealized gains (loss)
 on investments                           $                    11.56       3.05        0.33        7.29       (0.97)       4.33
 Total from investment operations         $                    11.22       2.93       (0.20)       7.02       (1.18)       4.19
 Less distributions from:
 Net investment income                    $                       --         --          --          --          --          --
 Net realized gains on investments        $                    12.24         --        1.21          --          --          --
 Net asset value, end of period           $                    23.03      24.05       21.12       22.53       15.51       16.69
 Total Return(3):                         %                    59.68      13.87       (0.29)      45.26       (7.07)      33.52

Ratios/Supplemental Data:
 Net assets, end of period (000's)        $                   97,239     49,448      45,140      55,215      28,030      13,626
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(4)(5)                      %                     2.27       2.35        2.57        2.62        2.61        2.58
 Gross expenses prior to expense
 reimbursement(4)                         %                     2.32       2.39        2.66        2.63        2.73        3.26
 Net investment income (loss) after
 expense reimbursement(4)(5)              %                    (1.96)     (2.11)      (2.03)      (2.59)      (2.13)      (2.09)
 Portfolio turnover                       %                      127         32          90          92         113         130

                                                                                   Class C
                                               -------------------------------------------------------------------------------
                                               Six months                 Three
                                                 ended         Year       months
                                                 Dec. 31,     Ended       ended
                                                  2000       June 30,    June 30,               Year ended March 31,
                                               (unaudited)     2000       1999(1)     1999        1998        1997        1996
                                               -----------     ----       -------     ----        ----        ----        ----
Per Share Operating Performance:
 Net asset value, beginning of period     $                    18.81      16.51       18.62       14.69       17.62      12.96
 Income from investment operations:
 Net investment income (loss)             $                    (0.30)     (0.09)      (0.84)      (0.38)      (0.31)     (0.29)
 Net realized and unrealized gains on
 investments                              $                     9.07       2.39        0.61        6.84       (0.63)      5.03
 Total from investment operations         $                     8.77       2.30       (0.23)       6.46       (0.94)      4.74
 Less distributions from:
 Net investment income                    $                       --         --          --          --          --         --
 Net realized gains on investments        $                     9.57         --        1.88        2.53        1.99       0.08
 Net asset value, end of period           $                    18.01      18.81       16.51       18.62       14.69      17.62
 Total Return(3):                         %                    59.67      13.93       (0.24)      45.40       (6.81)     37.18

Ratios/Supplemental Data:
 Net assets, end of period (000's)        $                  229,473    153,471     144,597     225,025     182,907    207,332
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(4)(5)                      %                     2.27       2.35        2.51        2.57        2.35       2.35
 Gross expenses prior to expense
 reimbursement(4)                         %                     2.32       2.39        2.60        2.59        2.35       2.35
 Net investment income (loss) after
 expense reimbursement(4)(5)              %                    (1.96)     (2.11)      (1.97)      (2.53)      (1.89)     (1.81)
 Portfolio turnover                       %                      127         32          90          92         113        130


----------
(1) Effective May 24, 1999, ING Pilgrim Investments Inc., became the Investment Manager of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as sub-adviser and the Fund changed its year end to June 30.
(2)  Commencement of offering shares.
(3) Total return is calculated assuming reinvestment of dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(4)  Annualized for periods less than one year.
(5) The Investment Manager has agreed to limit expenses, excluding, interest, taxes, brokerage and extraordinary expenses.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                             ING Pilgrim SmallCap Growth Fund 70

FINANCIAL
HIGHLIGHTS                                     ING PILGRIM BANK AND THRIFT FUND
--------------------------------------------------------------------------------
For the year ended June 30, 1999 and 2000, the six-month period ended June 30, 1998 and the years ended December 31, 1997, 1996, and 1995, the information in the table below, with the exception of the information in the row labeled "Total Investment Return at Net Asset Value" for periods prior to January 1, 1997, have been audited by KPMG LLP, independent auditors. The information in the row labeled "Total Investment Return at Net Asset Value" has not been audited for periods prior to January 1, 1997. Prior to October 17, 1997, the Class A shares were designated as Common Stock and the Fund operated as a closed-end investment company.


                                                                                      Class A
                                                     -------------------------------------------------------------------------
                                                     Six months                           Six
                                                       ended        Year       Year      months
                                                      Dec. 31,     Ended      ended      ended
                                                        2000      June 30,   June 30,   June 30,     Year ended December 31,
                                                     (unaudited)    2000       1999      1998(3)    1997       1996       1995
                                                     -----------    ----       ----      -------    ----       ----       ----
Per Share Operating Performance:
 Net asset value, beginning of year             $                   24.38      27.52     25.87      17.84      14.83      10.73
 Income (loss) from investment operations:
 Net investment income                          $                    0.32       0.29      0.11       0.34       0.32       0.31
 Net realized and unrealized gains (loss) on
 investments                                    $                   (5.30)     (2.70)     1.54      10.83       5.18       4.78
 Total from investment operations               $                   (4.98)     (2.41)     1.65      11.17       5.50       5.09
 Less distributions from:
 Net investment income                          $                    0.25       0.18        --       0.31       0.35       0.34
 Net realized gains on investments              $                    2.73       0.55        --       2.65       2.14       0.65
 Tax return of capital                          $                      --         --        --       0.18         --         --
 Net asset value, end of year                   $                   16.42      24.38     27.52      25.87      17.84      14.83
 Closing market price, end of year                                     --         --        --         --      15.75      12.88
 Total Investment Return At Market Value(4)     %                      --         --        --         --      43.48      52.81
 Total Investment Return At Net Asset Value(5)  %                  (22.44)     (8.61)     6.38      64.86      41.10      49.69

Ratios/Supplemental Data:
 Net assets, end of year ($millions)            $                     210        403       549        383        252        210
 Ratio to average net assets:
 Expenses(6)                                    %                    1.41       1.39      1.20       1.10       1.01       1.05
 Net investment income(6)                       %                    1.46       1.09      0.94       1.39       1.94       2.37
 Portfolio turnover rate                        %                      10         29         2         22         21         13

                                                                             Class B
                                                     --------------------------------------------------------
                                                     Six months                           Six
                                                       ended        Year       Year      months     Oct. 20,
                                                      Dec. 31,      Ended      ended     ended     1997(2) to
                                                        2000      June 30,   June 30,   June 30,    Dec. 31,
                                                     (unaudited)    2000       1999      1998(3)      1997
                                                     -----------    ----       ----      -------      ----
Per Share Operating Performance:
 Net asset value, beginning of year             $                   24.21      27.40     25.85        25.25
 Income (loss) from investment operations:
 Net investment income                          $                    0.22       0.08      0.01         0.04
 Net realized and unrealized gains (loss) on
 investments                                    $                   (5.32)     (2.66)      1.54        2.92
 Total from investment operations               $                   (5.10)     (2.58)      1.55        2.96
 Less distributions from:
 Net investment income                          $                    0.03       0.06         --        0.04
 Net realized gains on investments              $                    2.73       0.55         --        2.04
 Tax return of capital                          $                      --         --         --        0.28
 Net asset value, end of year                   $                   16.35      24.21      27.40       25.85
 Closing market price, end of year                                     --         --         --          --
 Total Investment Return At Market Value(4)     %                      --         --         --          --
 Total Investment Return At Net Asset Value(5)  %                  (23.00)     (9.31)      6.00       11.88

Ratios/Supplemental Data:
 Net assets, end of year ($millions)            $                     148        343        360          76
 Ratio to average net assets:
 Expenses(6)                                    %                    2.16       2.14       1.95        1.89
 Net investment income(6)                       %                    0.71       0.34       0.19        0.99
 Portfolio turnover rate                        %                      10         29          2          22


----------
(1) ING Pilgrim Investments, Inc., the Fund's Investment Manager, acquired certain assets of Pilgrim Management Corporation, the Fund's former Investment Manager, in a transaction that closed on April 7, 1995.
(2)  Commencement of offering shares.
(3)  Effective June 30, 1998, Bank and Thrift Fund changed its year end to June
     30.
(4) Total return was calculated at market value without deduction of sales commissions and assuming reinvestment of all dividends and distributions during the period.
(5) Total return is calculated at net asset value without deduction of sales commissions and assumes reinvestment of all dividends and distributions during the period. Total investment returns based on net asset value, which can be higher or lower than market value, may result in substantially different returns than total return based on market value. For all periods prior to January 1, 1997, the total returns presented are unaudited.
(6)  Annualized for periods less than one year.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                             ING Pilgrim Bank and Thrift Fund 71

                                                                       FINANCIAL
ING PILGRIM INTERNET FUND                                             HIGHLIGHTS
--------------------------------------------------------------------------------






                                     TO COME





72 ING Pilgrim Internet Fund

FINANCIAL
HIGHLIGHTS                                             ING PILGRIM BALANCED FUND
--------------------------------------------------------------------------------


For the year ended June 30, 2000 and the three months ended June 30, 1999, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ending prior to June 30, 1999, the financial information was audited by other independent auditors.


                                                                             Class A
                                                 -------------------------------------------------------------------
                                                 Six months               Three
                                                   ended        Year      months
                                                  Dec. 31,     ended      ended
                                                    2000      June 30,   June 30,           Year ended March 31,
                                                (unaudited)     2000     1999(2)    1999     1998     1997     1996
                                                -----------     ----     -------    ----     ----     ----     ----
Per Share Operating Performance:
Net asset value, beginning of period         $                19.23        19.03    19.53    15.54    16.16    13.74
Income from investment operations:
Net investment income                        $                 0.51         0.10     0.36     0.26     0.32     0.34
Net realized and unrealized gains on
investments                                  $                (0.60)        0.17     2.58     5.70     0.84     2.42
Total from investment operations             $                (0.09)        0.27     2.94     5.96     1.16     2.76
Less distributions from:
Net investment income                        $                 0.39         0.07     0.43     0.27     0.32     0.34
Net realized gains on investments            $                 3.71         --       3.01     1.70     1.46     --
Net asset value, end of period               $                15.04        19.23    19.03    19.53    15.54    16.16
Total Return(3):                             %                (1.01)        1.42    17.10    39.34     6.74    20.16
Ratio/Supplemental Data:
Net assets, end of period (in thousands)     $               63,592        9,619    9,519    6,675    4,898    5,902
Ratio to average net assets:
Net expenses after expense
reimbursement(4)(5)                          %                 1.40         1.49     1.59     1.61     1.60     1.60
Gross expenses prior to expense
reimbursement(4)                             %                 1.61         1.75     1.97     2.56     3.00     3.30
Net investment income (loss) after
expense reimbursement(4)(5)                  %                 3.26         2.06     2.08     3.58     1.87     2.16
Portfolio turnover                           %                  173           63      165      260      213      197

                                                                               Class B
                                                ----------------------------------------------------------------------
                                                Six months                Three
                                                   ended       Year      months                              May 31,
                                                  Dec. 31,     ended      ended                             1995(1) to
                                                    2000      June 30,   June 30,    Year ended March 31,    March 31,
                                                (unaudited)     2000     1999(2)    1999     1998     1997     1996
                                                -----------     ----     -------    ----     ----     ----     ----
Per Share Operating Performance:
Net asset value, beginning of period        $                  20.59      20.38     20.07    14.88    14.18    12.50
Income from investment operations:
Net investment income                       $                   0.44       0.07      0.28     0.15     0.17     0.12
Net realized and unrealized gains on
investments                                 $                  (0.64)      0.18      2.74     5.58     0.70     1.68
Total from investment operations            $                  (0.20)      0.25      3.02     5.73     0.87     1.80
Less distributions from:
Net investment income                       $                   0.33       0.04      0.31     0.15     0.17     0.12
Net realized gains on investments           $                   3.97       --        2.40     0.39     --       --
Net asset value, end of period              $                  16.09      20.59     20.38    20.07    14.88    14.18
Total Return(3):                            %                  (1.58)      1.24     16.49    38.79     6.10    14.45
Ratio/Supplemental Data:
Net assets, end of period (in thousands)    $                 41,026      7,157     6,048    4,254    2,133      673
Ratio to average net assets:
Net expenses after expense
reimbursement(4)(5)                         %                   2.05       2.14      2.24     2.26     2.25     2.25
Gross expenses prior to expense
reimbursement(4)                            %                   2.26       2.40      2.62     2.71     6.44    13.05
Net investment income (loss) after
expense reimbursement(4)(5)                 %                   2.61       1.41      1.43     2.99     1.25     1.38
Portfolio turnover                          %                    173         63       165      260      213      197

                                                                                  Class C
                                                ------------------------------------------------------------------------
                                                Six months                Three
                                                   ended       Year      months
                                                 Dec. 31,     ended      ended
                                                   2000      June 30,   June 30,            Year ended March 31,
                                                (unaudited)    2000      1999(2)    1999      1998       1997      1996
                                                -----------    ----      -------    ----      ----       ----      ----
Per Share Operating Performance:
Net asset value, beginning of period       $                  18.53       18.35     19.90      15.59     16.20     13.76
Income from investment operations:
Net investment income                      $                   0.45        0.06      0.26       0.15      0.21      0.24
Net realized and unrealized gains
on investments                             $                  (0.62)       0.16      2.52       5.71      0.85      2.44
Total from investment operations           $                  (0.17)       0.22      2.78       5.86      1.06      2.68
Less distributions from:
Net investment income                      $                   0.34        0.04      0.28       0.15      0.21      0.24
Net realized gains on investments          $                   3.57        --        4.05       1.40      1.46      --
Net asset value, end of period             $                  14.45       18.53     18.35      19.90     15.59     16.20
Total Return(3):                           %                  (1.53)       1.21     16.34      38.35      6.05     19.58
Ratio/Supplemental Data:
Net assets, end of period (in thousands)   $                 25,838      21,331    21,655     20,784    16,990    16,586
Ratio to average net assets:
Net expenses after expense
reimbursement(4)(5)                        %                   2.05        2.14      2.23       2.26      2.25      2.25
Gross expenses prior to expense
reimbursement(4)                           %                   2.26        2.40      2.61       2.68      2.83      3.01
Net investment income (loss) after
expense reimbursement(4)(5)                %                   2.61        1.41      1.43       2.93      1.23      1.53
Portfolio turnover                         %                    173          63       165        260       213       197

                                                      Class T
                                             -------------------------
                                               Six months
                                                 ended       March 31,
                                                Dec. 31,    2000(1) to
                                                  2000       June 30,
                                              (unaudited)     2000
                                              -----------     ----
Per Share Operating Performance:
Net asset value, beginning of period                          16.83
Income from investment operations:
Net investment income                                          0.09
Net realized and unrealized gains
on investments                                                (0.82)
Total from investment operations                              (0.73)
Less distributions from:
Net investment income                                            --
Net realized gains on investments                                --
Net asset value, end of period                                16.10
Total Return(3):                                              (4.34)
Ratio/Supplemental Data:
Net assets, end of period (in thousands)                     10,953
Ratio to average net assets:
Net expenses after expense
reimbursement(4)(5)                                            1.70
Gross expenses prior to expense
reimbursement(4)                                               1.91
Net investment income (loss) after
expense reimbursement(4)(5)                                    2.96
Portfolio turnover                                              173


----------
(1)  Commencement of offering of shares.
(2) Effective May 24, 1999, ING Pilgrim Investments Inc., became the Investment Manager of the Fund and the Fund changed its year end to June 30.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(4)  Annualized for periods less than one year.
(5) The Investment Manager has agreed to limit expenses, excluding, interest, taxes, brokerage and extraordinary expenses.

                                                                       [GRAPHIC]

                          If you have any questions, please call 1-800-992-0180.

                                                  ING Pilgrim Balanced Fund   73

                                                                       FINANCIAL
ING PILGRIM CONVERTIBLE FUND                                          HIGHLIGHTS
--------------------------------------------------------------------------------


For the year ended June 30, 2000 and the three months ended June 30, 1999, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ending prior to June 30, 1999, the financial information was audited by other independent auditors.

                                                                               Class A
                                             --------------------------------------------------------------------------
                                               Six months                Three
                                                 ended        Year       months
                                                Dec. 31,     ended       ended
                                                  2000      June 30,    June 30,           Year ended March 31,
                                              (unaudited)     2000      1999(1)     1999     1998       1997       1996
                                              -----------     ----      -------     ----     ----       ----       ----
Per Share Operating Performance:
Net asset value, beginning of period     $                    23.27      21.92     19.12     16.59     15.68     12.86
Income from investment operations:
Net investment income (loss)             $                     0.42       0.10      0.40      0.44      0.47      0.48
Net realized and unrealized gains
(loss) on investments                    $                     8.02       1.35      3.17      4.49      1.64      2.82
Total from investment operations         $                     8.44       1.45      3.57      4.93      2.11      3.30
Less distributions from:
Net investment income                    $                     0.32       0.10      0.41      0.44      0.48      0.48
Net realized gains on investments        $                     3.69       --        0.36      1.96      0.72      --
Net asset value, end of period           $                    27.70      23.27     21.92     19.12     16.59     15.68
Total Return(3):                         %                    39.88       6.62     19.17     31.04     13.73     26.00
Ratios/Supplemental Data:
Net assets, end of period
(in thousands)                           $                  131,218     73,133    65,742    47,290    32,082    31,712
Ratio to average net assets:
Net expenses after expense
reimbursement(4)(5)                      %                     1.35       1.45      1.53      1.57      1.60      1.60
Gross expenses prior to expense
reimbursement(4)                         %                     1.35       2.10      1.65      1.74      1.75      1.76
Net investment income (loss) after
expense reimbursement(4)(5)              %                     1.78       1.82      2.08      5.64      2.83      3.29
Portfolio turnover                       %                      129         28       138       160       167       145

                                                                             Class B
                                        ---------------------------------------------------------------------------------
                                          Six months                 Three
                                            ended         Year       months                                 May 31,
                                           Dec. 31,      ended       ended                                1995(2) to
                                             2000       June 30,    June 30,      Year ended March 31,     March 31,
                                         (unaudited)     2000        1999(1)    1999      1998      1997     1996
                                         -----------     ----        -------    ----      ----      ----     ----
Per Share Operating Performance:
Net asset value, beginning of period   $                  25.34        23.86       20.56       16.60     14.96    12.50
Income from investment operations:
Net investment income (loss)           $                   0.29         0.07        0.29        0.32      0.31     0.24
Net realized and unrealized gains
(loss) on investments                  $                   8.77         1.47        3.47        4.65      1.64     2.46
Total from investment operations       $                   9.06         1.54        3.76        4.97      1.95     2.70
Less distributions from:
Net investment income                  $                   0.19         0.06        0.27        0.32      0.31     0.24
Net realized gains on investments      $                   4.01         --          0.19        0.69      --       --
Net asset value, end of period         $                  30.20        25.34       23.86       20.56     16.60    14.96
Total Return(3):                       %                  39.21         6.47       18.52       30.51     13.01    21.72
Ratios/Supplemental Data:
Net assets, end of period
(in thousands)                         $                139,704       68,091      58,736      36,725    12,740    2,125
Ratio to average net assets:
Net expenses after expense
reimbursement(4)(5)                    %                   2.00         2.10        2.18        2.22      2.25     2.25
Gross expenses prior to expense
reimbursement(4)                       %                   2.00         2.10        2.30        2.33      3.19     7.08
Net investment income (loss) after
expense reimbursement(4)(5)            %                   1.13         1.17        1.44        5.04      2.29     2.59
Portfolio turnover                     %                    129           28         138         160       167      145

                                                                                  Class C
                                             ---------------------------------------------------------------------------------
                                               Six months                 Three
                                                 ended         Year       months
                                                Dec. 31,      ended       ended
                                                  2000       June 30,    June 30,           Year ended March 31,
                                               (unaudited)     2000      1999(1)     1999     1998      1997      1996
                                               -----------     ----      -------     ----     ----      ----      ----
Per Share Operating Performance:
Net asset value, beginning of period     $                     23.78     22.40      19.55     17.05     15.89     13.03
Income from investment operations:
Net investment income (loss)             $                      0.28      0.07       0.28      0.34      0.37      0.40
Net realized and unrealized gains
(loss) on investments                    $                      8.22      1.37       3.25      4.60      1.66      2.86
Total from investment operations         $                      8.50      1.44       3.53      4.94      2.03      3.26
Less distributions from:
Net investment income                    $                      0.19      0.06       0.25      0.34      0.37      0.40
Net realized gains on
investments                              $                      3.76      --         0.43      2.10      0.50      --
Net asset value, end of period           $                     28.33     23.78      22.40     19.55     17.05     15.89
Total Return(3):                         %                     39.24      6.45      18.45     30.22     12.91     25.24
Ratios/Supplemental Data:
Net assets, end of period
(in thousands)                           $                   156,592   100,276     95,998    81,561    62,143    58,997
Ratio to average net assets:
Net expenses after expense
reimbursement(4)(5)                      %                      2.00      2.10       2.18      2.22      2.25      2.25
Gross expenses prior to expense
reimbursement(4)                         %                      2.00      2.10       2.30      2.31      2.29      2.28
Net investment income (loss) after
expense reimbursement(4)(5)              %                      1.13      1.17       1.44      4.99      2.18      2.64
Portfolio turnover                       %                       129        28        138       160       167       145


----------
(1) Effective May 24, 1999, ING Pilgrim Investments Inc., became the Investment Manager of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as sub-adviser and the Fund changed its year end to June 30.
(2)  Commencement of offering shares.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(4)  Annualized for periods less than one year.
(5) The Investment Manager has agreed to limit expenses, excluding, interest, taxes, brokerage and extraordinary expenses.

74    ING Pilgrim Convertible Fund

WHERE TO GO FOR MORE INFORMATION

You'll find more information about the ING Pilgrim Funds in our:

ANNUAL/SEMI-ANNUAL REPORTS

Includes a discussion of recent market conditions and investment strategies that significantly affected performance, the financial statements and the auditors' reports (in annual report only).

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the ING Pilgrim Funds. The SAI is legally part of this prospectus (it is incorporated by reference). A copy has been filed with the Securities and Exchange Commission (SEC).

Please write or call for a free copy of the current Annual/Semi-Annual reports, the SAI or other Fund information, or to make shareholder inquiries:

THE ING PILGRIM FUNDS
7337 East Doubletree Ranch Road
Scottsdale, AZ 85258-2034

1-800-992-0180

Or visit our website at www.pilgrimfunds.com

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC's Public Reference Room in Washington, D.C. or call 202-942-8090. Otherwise, you may obtain the information for a fee by contacting the SEC at:

Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-0102

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC's Internet website at http://www.sec.gov

When contacting the SEC, you will want to refer to the Fund's SEC file number.

The file numbers are as follows:

ING Pilgrim Growth Opportunities Fund 811-4431
ING Pilgrim Equity Trust 811-8817
ING Pilgrim Mayflower Trust 811-7978
ING Pilgrim SmallCap Opportunities Fund 811-4434
ING Pilgrim Advisory Funds, Inc. 811-9040
ING Pilgrim Growth and Income Fund, Inc. 811-0865
ING Pilgrim Investment Funds, Inc. 811-1939
ING Pilgrim Mutual Funds 811-7428
ING Pilgrim Bank and Thrift Fund, Inc. 811-4504
ING Funds Trust 811-8895

USEQPROSXXXXXX-XXXXXX

March 1, 2001
Class Q

                                       U.S. EQUITY FUNDS
                                       ING Pilgrim MagnaCap
                                       ING Pilgrim Growth and Income
                                       ING Pilgrim LargeCap Leaders
                                       ING Pilgrim Research Enhanced Index
                                       ING Pilgrim Growth Opportunities
                                       ING Pilgrim LargeCap Growth
                                       ING Pilgrim MidCap Value
                                       ING Pilgrim MidCap Opportunities
                                       ING Pilgrim MidCap Growth
                                       ING Pilgrim Growth + Value
                                       ING Pilgrim SmallCap Opportunities
                                       ING Pilgrim SmallCap Growth

                                       INTERNATIONAL EQUITY FUNDS
                                       ING Pilgrim Worldwide Growth
                                       ING Pilgrim International Value
                                       ING Pilgrim International
                                       ING Pilgrim International Core Growth
                                       ING Pilgrim International SmallCap Growth
                                       ING Pilgrim Emerging Countries

                                       INCOME FUNDS
                                       ING Pilgrim Government Securities Income
                                       ING Pilgrim GNMA Income
                                       ING Pilgrim Strategic Income
                                       ING Pilgrim High Yield
                                       ING Pilgrim High Yield II
                                       ING Pilgrim Global Income

                                       EQUITY & INCOME FUNDS
                                       ING Pilgrim Balanced
                                       ING Pilgrim Convertible

This prospectus contains important information about investing in the Class Q shares of the ING Pilgrim Funds. You should read it carefully before you invest, and keep it for future reference. Please note that your investment: is not a bank deposit, is not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency and is affected by market fluctuations. There is no guarantee that the Funds will achieve their objectives. As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities nor has the SEC judged whether the information in this prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

                                                                   WHAT'S INSIDE
--------------------------------------------------------------------------------

[GRAPHIC]

OBJECTIVE

These pages contain a description of each of our Funds included in this prospectus, including its objective, investment strategy and risks.

[GRAPHIC]

INVESTMENT
STRATEGY

You'll also find:

[GRAPHIC]

RISKS

How the Fund has performed.

A chart that shows the Fund's financial performance for the past ten years (or since inception, if shorter).

[GRAPHIC]

HOW THE
FUND HAS
PERFORMED

What you pay to invest. A list of the fees and expenses you pay -- both directly and indirectly -- when you invest in a Fund.



Introduction to the
ING Pilgrim Funds                                                              1
Funds At A Glance                                                              2

U.S. EQUITY FUNDS
ING Pilgrim MagnaCap                                                           6
ING Pilgrim Growth and Income                                                  8
ING Pilgrim LargeCap Leaders                                                  10
ING Pilgrim Research Enhanced Index                                           12
ING Pilgrim Growth Opportunities                                              14
ING Pilgrim LargeCap Growth                                                   16
ING Pilgrim MidCap Value                                                      18
ING Pilgrim MidCap Opportunities                                              20
ING Pilgrim MidCap Growth                                                     22
ING Pilgrim Growth + Value                                                    24
ING Pilgrim SmallCap Opportunities                                            26
ING Pilgrim SmallCap Growth                                                   28

INTERNATIONAL EQUITY FUNDS
ING Pilgrim Worldwide Growth                                                  30
ING Pilgrim International Value                                               32
ING Pilgrim International                                                     34
ING Pilgrim International Core Growth                                         36
ING Pilgrim International SmallCap Growth                                     38
ING Pilgrim Emerging Countries                                                40

INCOME FUNDS
ING Pilgrim Government Securities Income                                      42
ING Pilgrim GNMA Income                                                       44
ING Pilgrim Strategic Income                                                  46
ING Pilgrim High Yield                                                        48
ING Pilgrim High Yield II                                                     50
ING Pilgrim Global Income                                                     52

EQUITY & INCOME FUNDS
ING Pilgrim Balanced                                                          54
ING Pilgrim Convertible                                                       56
What You Pay to Invest                                                        58
Shareholder Guide                                                             60
Management of the Funds                                                       64
Dividends, Distributions and Taxes                                            69
More Information About Risks                                                  70
Financial Highlights                                                          73
Where To Go For More Information                                      Back cover

                                                                   INTRODUCTION
                                                        TO THE ING PILGRIM FUNDS
--------------------------------------------------------------------------------


Risk is the potential that your investment will lose money or not earn as much as you hope. All mutual funds have varying degrees of risk, depending on the securities they invest in. Please read this prospectus carefully to be sure you understand the principal risks and strategies associated with each of our Funds. You should consult the Statement of Additional Information (SAI) for a complete list of the risks and strategies.

[GRAPHIC]


If you have any questions about the ING Pilgrim Funds, please call your financial consultant or us at 1-800-992-0180.



This prospectus is designed to help you make informed decisions about your investments.

U.S. EQUITY FUNDS


     ING Pilgrim's U.S. Equity Funds focus on long-term growth by investing primarily in domestic equities.


     They may suit you if you:

     *    are investing for the long-term -- at least several years
     *    are willing to accept higher risk in exchange for long-term growth.


INTERNATIONAL EQUITY FUNDS


 ING Pilgrim offers International Equity Funds that emphasize a growth approach to international investing, as well as International Equity Funds that apply the technique of "value investing". These Funds focus on long-term growth by investing primarily in foreign equities.

     They may suit you if you:

     *    are investing for the long-term -- at least several years
     *    are looking for exposure to international markets
     *    are willing to accept higher risk in exchange for long-term growth.

INCOME FUNDS


     ING Pilgrim offers both aggressive and conservative Income Funds.

     They may suit you if you:

     *    want a regular stream of income
     *    want greater growth potential than a money market fund
     *    are willing to accept more risk than a money market fund.

EQUITY AND INCOME FUNDS


     ING Pilgrim's Equity and Income Funds seek income and growth of capital.

     They may suit you if you:

     *    want both regular income and capital appreciation

     * are looking for growth potential but don't feel comfortable with the level of risk associated with the Equity Funds.


                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

------
Funds
At A
Glance
------


This table is a summary of the objectives, main investments and risks of each ING Pilgrim Fund. It is designed to help you understand the differences between the Funds, the main risks associated with each, and how risk and investment objectives relate. This table is only a summary. You should read the complete descriptions of each Fund's investment objectives, strategies and risks, which begin on page 6.


FUND                                                      INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
U.S. Equity    MagnaCap Fund                            Growth of capital, with dividend income as a
Funds          Adviser: ING Pilgrim Investments, Inc.   secondary consideration

               Growth and Income Fund                   Long-term capital appreciation with income as a
               Adviser: ING Pilgrim Investments, Inc.   secondary objective

               LargeCap Leaders Fund                    Long-term capital appreciation
               Adviser: ING Pilgrim Investments, Inc.

               Research Enhanced Index Fund             Capital appreciation
               Adviser: ING Pilgrim Investments, Inc.
               Sub-Adviser: J.P. Morgan
               Investment Management Inc.

               Growth Opportunities Fund                Long-term growth of capital
               Adviser: ING Pilgrim Investments, Inc.

               LargeCap Growth Fund                     Long-term capital appreciation
               Adviser: ING Pilgrim Investments, Inc.

               MidCap Value Fund                        Long-term capital appreciation
               Adviser: ING Pilgrim Investments, Inc.


               MidCap Opportunities Fund                Long-term capital appreciation
               Adviser: ING Pilgrim Investments, Inc.

               MidCap Growth Fund                       Long-term capital appreciation
               Adviser: ING Pilgrim Investments, Inc.

               Growth + Value Fund                      Capital appreciation
               Adviser: ING Pilgrim Investments, Inc.
               Sub-Adviser: Navellier Fund
               Management, Inc.

               SmallCap Opportunities Fund              Capital appreciation
               Adviser: ING Pilgrim Investments, Inc.

               SmallCap Growth Fund                     Long-term capital appreciation
               Adviser: ING Pilgrim Investments, Inc.

International  Worldwide Growth Fund                    Long-term capital appreciation
Equity Funds   Adviser: ING Pilgrim Investments, Inc.

               International Value Fund                 Long-term capital appreciation
               Adviser: ING Pilgrim Investments, Inc.
               Sub-Adviser: Brandes

               Investment Partners, L.P.
               International Fund                       Long-term growth of capital
               Adviser: ING Pilgrim Investments, Inc.

               International Core Growth Fund           Long-term capital appreciation
               Adviser: ING Pilgrim Investments, Inc.

MAIN INVESTMENTS                                                      MAIN RISKS
--------------------------------------------------------------------------------

Equity securities that meet                  Price volatility and other risks
disciplined selection criteria               that accompany an investment in
designed to identify companies               equity securities.
capable of paying rising dividends.

Equity securities of large, ably             Price volatility and other risks
managed, and well-financed U.S.              that accompany an investment in
companies.                                   equity securities.

Equity securities of large U.S.              Price volatility and other risks
companies believed to be leaders in          that accompany an investment in
their industries.                            equity securities.

Equity securities of large U.S.              Price volatility and other risks
companies that make up the S&P 500           that accompany an investment in
Index.                                       equity securities.

Equity securities of large, medium,          Price volatility and other risks
and small U.S. companies believed            that accompany an investment in
to have growth potential.                    growth-oriented equity securities.

Equity securities of large U.S.              Price volatility and other risks
companies believed to have growth            that accompany an investment in
potential.                                   growth-oriented equity securities.

Equity securities of medium-sized            Price volatility and other risks
U.S. companies that meet                     that accompany an investment in
disciplined selection criteria               equity securities of medium-sized
designed to identify companies with          companies. Particularly sensitive
prices below their long-term value.          to price swings during periods of
                                             economic uncertainty.

Equity securities of medium-sized            Price volatility and other risks
U.S. companies believed to have              that accompany an investment in
growth potential.                            equity securities of
                                             growth-oriented and medium-sized
                                             companies. Particularly sensitive
                                             to price swings during periods of
                                             economic uncertainty.

Equity securities of medium-sized            Price volatility and other risks
U.S. companies believed to have              that accompany an investment in
growth potential.                            equity securities of medium-sized
                                             companies. Particularly sensitive
                                             to price swings during periods of
                                             economic uncertainty.

Equity securities of small-sized             Price volatility and other risks
U.S. companies.                              that accompany an investment in
                                             equity securities of
                                             growth-oriented and small-sized
                                             companies. Particularly sensitive
                                             to price swings during periods of
                                             economic uncertainty.

Equity securities of small-sized             Price volatility and other risks
U.S. companies believed to have              that accompany an investment in
growth potential.                            equity securities of
                                             growth-oriented and small-sized
                                             companies. Particularly sensitive
                                             to price swings during periods of
                                             economic uncertainty.

Equity securities of small-sized             Price volatility and other risks
U.S. companies believed to have              that accompany an investment in
growth potential.                            equity securities of
                                             growth-oriented and small-sized
                                             companies. Particularly sensitive
                                             to price swings during periods of
                                             economic uncertainty.

Equity securities of companies               Price volatility and other risks
located in countries around the              that accompany an investment in
world, which may include the U.S.,           growth-oriented foreign equities.
believed to have growth potential.           Sensitive to currency exchange
                                             rates, international political and
                                             economic conditions and other risks
                                             that affect foreign securities.

Equity securities of issuers                 Price volatility and other risks
located in countries outside the             that accompany an investment in
U.S., believed to have prices below          foreign equities. Sensitive to
their long-term value.                       currency exchange rates,
                                             international political and
                                             economic conditions and other risks
                                             that affect foreign securities.

Equity securities and equity                 Price volatility and other risks
equivalents of companies outside of          that accompany an investment in
the U.S.                                     growth-oriented foreign equities.
                                             Sensitive to currency exchange
                                             rates, international political and
                                             economic conditions and other risks
                                             that affect foreign securities.

Equity securities of larger                  Price volatility and other risks
companies in countries around the            that accompany an investment in
world, which may include the U.S.,           growth-oriented foreign equities.
believed to have growth potential.           Sensitive to currency exchange
                                             rates, international political and
                                             economic conditions and other risks
                                             that affect foreign securities.

------
Funds
At A
Glance
------

FUND                                                        INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

               International SmallCap Growth Fund                Long-term capital appreciation
               Adviser: ING Pilgrim Investments, Inc.
               Sub-Adviser: Nicholas-Applegate Capital Mgt.

               Emerging Countries Fund                           Long-term capital appreciation
               Adviser: ING Pilgrim Investments, Inc.

Income Funds   Government Securities Income Fund                 High current income, consistent with liquidity
               Adviser: ING Pilgrim Investments, Inc.            and preservation of capital

               GNMA Income Fund                                  High current income, consistent with liquidity
               Adviser: ING Pilgrim Investments, Inc.            and safety of principal

               Strategic Income Fund                             Maximum total return
               Adviser: ING Pilgrim Investments, Inc.

               High Yield Fund                                   High current income, with
               Adviser: ING Pilgrim Investments, Inc.            capital appreciation as a secondary objective

               High Yield Fund II                                High level of
               Adviser: ING Pilgrim Investments, Inc.            current income and capital growth

               Global Income Fund                                High current income, with
               Adviser: ING Pilgrim Investments, Inc.            capital appreciation as a secondary objective

Equity &       Balanced Fund                                     Long-term capital appreciation and current income
Income Funds   Adviser: ING Pilgrim Investments, Inc.

               Convertible Fund                                  Total return, consisting of capital appreciation
               Adviser: ING Pilgrim Investments, Inc.            and current income

MAIN INVESTMENTS                                                      MAIN RISKS
--------------------------------------------------------------------------------

Equity securities of small-sized             Price volatility, liquidity and
companies in countries around the            other risks that accompany an
world, which may include the U.S.,           investment in equity securities of
believed to have growth potential.           foreign, small-sized companies.
                                             Sensitive to currency exchange
                                             rates, international political and
                                             economic conditions and other risks
                                             that affect foreign securities.

Equity securities of issuers                 Price volatility, liquidity and
located in countries with emerging           other risks that accompany an
securities markets believed to have          investment in equities from
growth potential.                            emerging countries. Sensitive to
                                             currency exchange rates,
                                             international political and
                                             economic conditions and other risks
                                             that affect foreign securities.

Securities issued or guaranteed by           Credit, interest rate, prepayment
the U.S. Government and certain of           and other risks that accompany an
its agencies or instrumentalities.           investment in government bonds and
                                             mortgage related investments.
                                             Generally has less credit risk than
                                             the other income funds.

Mortgage-backed GNMA Certificates            Credit, interest rate, prepayment
that are guaranteed as to the                and other risks that accompany an
timely payment of principal and              investment in government bonds and
interest by the U.S. Government.             mortgage related investments.
                                             Generally has less credit than the
                                             other income funds.

Investment grade and high yield              Credit, interest rate, prepayment
debt securities.                             and other risks that accompany an
                                             investment in debt securities,
                                             including high yield debt
                                             securities. May be sensitive to
                                             credit risk during economic
                                             downturns.

High yield debt securities.                  Credit, interest rate and other
                                             risks that accompany an investment
                                             in lower-quality debt securities.
                                             Particularly sensitive to credit
                                             risk during economic downturns.

High yield debt securities,                  Credit, liquidity, interest rate
including those in the lowest                and other risks that accompany an
ratings, as well as equities and             investment in lower-quality debt
foreign securities.                          securities. Particularly sensitive
                                             to credit risk during economic
                                             downturns. May also present price
                                             volatility from equity exposure,
                                             and foreign securities. May be
                                             sensitive to currency exchange
                                             rates, international political and
                                             economic conditions, and other
                                             risks.

Foreign and domestic high yield,             Credit, liquidity, interest rate
lower rated or unrated debt                  and other risks that accompany an
securities.                                  investment in lower-quality debt
                                             securities. Particularly sensitive
                                             to credit risk during economic
                                             downturns. May also present price
                                             volatility from foreign securities.
                                             May be sensitive to currency
                                             exchange rates, international
                                             political and economic conditions,
                                             and other risks.

A mix of equity and debt                     Price volatility and other risks
securities.                                  that accompany an investment in
                                             equity securities. Credit, interest
                                             rate and other risks that accompany
                                             an investment in debt securities.

Convertible securities of companies          Price volatility and other risks
of various sizes, as well as                 that accompany an investment in
equities, and high-yield debt.               equity securities. Credit, interest
                                             rate, liquidity and other risks
                                             that accompany an investment in
                                             debt securities,and lower quality
                                             debt securities.

-----------
U.S. Equity
Funds
-----------
                                                   Adviser
ING PILGRIM MAGNACAP FUND                          ING Pilgrim Investments, Inc.
--------------------------------------------------------------------------------

OBJECTIVE

[GRAPHIC]

The Fund seeks growth of capital, with dividend income as a secondary consideration.

INVESTMENT
STRATEGY

[GRAPHIC]

The Fund is managed with the philosophy that companies that can best meet the Fund's objectives have paid increasing dividends or have had the capability to pay rising dividends from their operations. The Fund normally invests at least 65% of its assets in equity securities of companies that meet the following disciplined criteria:

Consistent Dividends -- A company must have paid or had the financial capability from its operations to pay a dividend in eight out of the last 10 years.

Substantial Dividend Increases -- A company must have increased its dividends or had the financial capability from its operations to have increased its dividends at least 100% over the past 10 years.

Reinvested Earnings -- Dividend payout must be less than 65% of current earnings.

Strong Balance Sheet -- Long term debt should be no more than 25% of the company's total capitalization or a company's bonds must be rated at least A- or A-3.

Attractive Price -- A company's current share price should be in the lower half of the stock's price/earnings ratio range for the past ten years, or the ratio of the share price to its anticipated future earnings must be an attractive value in relation to the average for its industry peer group or that of the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index).

The equity securities in which the Fund may invest include common stocks, convertible securities, and rights or warrants. Normally the Fund's investments are primarily in larger companies that are included in the largest 500 U.S. companies. The remainder of the Fund's assets may be invested in equity securities that the adviser believes have growth potential because they represent an attractive value.

In selecting securities for
the Fund, preservation of capital is also an important consideration. Although the Fund normally will be invested as fully as practicable in equity securities, assets that are not invested in equity securities may be invested in high quality debt securities. The Fund may invest up to 5% of its assets, measured at the time of investment, in foreign securities.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

Market Trends -- from time to time, the stock market may not favor the value securities that meet the Fund's disciplined investment criteria. Rather, the market could favor growth-oriented stocks or small company stocks, or may not favor equities at all.

Debt securities -- the value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities.

Credit Risk -- the Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This is especially true during periods of ecomonic uncertainty or economic downturns.

Risks of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

6    ING Pilgrim MagnaCap Fund

                                                      ING PILGRIM MAGNACAP FUND
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED

[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.


The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class Q shares from year to year.

Year by Year Total Returns (%)(1)

  1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----


Best and worst quarterly performance during this period:

___ quarter  ___: ___________%

___ quarter  ___: ___________%

----------
(1)  These figures are for the year ended December 31 of each year.


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the S&P 500 Index.


Average Annual Total Returns

                                         S&P
                                         500
                          Class Q      Index(2)
                          -------      --------
 One year, ended
 December 31, 2000            %             %
 Since inception (3)          %             %

----------
(2) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization U.S. companies.

(3)  Class Q commenced operations on November 22, 1999.




                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                  ING Pilgrim MagnaCap Fund    7

-----------
U.S. Equity
Funds
-----------

                                                   Adviser
ING PILGRIM GROWTH AND INCOME FUND                 ING Pilgrim Investments, Inc.
--------------------------------------------------------------------------------

OBJECTIVE

[GRAPHIC]

The Fund's principal investment objective is long-term capital appreciation. Income is a secondary objective.

INVESTMENT
STRATEGY

[GRAPHIC]

The Fund will invest at least 65% of its total assets in common stocks of U.S. companies, which may include dividend paying securities and securities convertible into shares of common stock. The Fund seeks to invest in large, ably managed and well financed companies. The investment approach is to identify high quality companies with good earnings and price momentum which sell at attractive valuations.

The Fund may invest the remaining 35% of its assets in foreign securities and smaller capitalization companies.

--------------------------------------------------------------------------------

RISKS

[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies. The Fund also may invest in small and medium-sized companies, which may be more susceptible to price swings because they have fewer financial resources, more limited product and market diversification, and many are dependent on a few key managers.

Market Trends -- from time to time, the stock market may not favor the large company value securities in which the Fund invests. Rather, the market could favor growth-oriented stocks or small company stocks, or may not favor equities at all.

Inability to Sell Securities -- securities of smaller companies trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Risks of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

8    ING Pilgrim Growth and Income Fund

                                             ING PILGRIM GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.


Year by Year Total Returns (%)(1)(2)

  1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
 24.87   12.36   13.22   -3.11   22.57   26.46   30.36   21.42   15.54

Best and worst quarterly performance during this period:

___ quarter  ___: ___________%

___ quarter  ___: ___________%


----------
(1)  These figures are for the year ended December 31 of each year.

(2) Prior to July 26, 2000, Lexington Management Corporation served as the adviser to the Fund and the Fund's shares were sold on a no-load basis. Effective July 26, 2000, the Fund's outstanding shares were classified as "Class A" shares. Because Class Q shares were first offered in 2000, the returns in the bar chart are based upon the performance of Class A shares of the Fund. Class A shares are not offered in this prospectus. Class A shares would have substantially similar annual returns as the Class Q shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class Q and Class A shares have different expenses.


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Standard & Poor's 500 Composite Stock Index (S&P 500 Index).

Average Annual Total Returns
                                               S&P
                                               500
                              Class A(3)     Index(4)
                              ----------     --------
One year, ended
December 31, 2000     %
Five years, ended
December 31, 2000     %
Ten years, ended
December 31, 2000     %

----------
(3) This table shows performance of the Class A shares of the Fund because Class Q shares of the Fund did not have a full year's performance during the year ended December 31, 2000. Reflects deduction of Class A sales charge of 5.75%. See footnote (2) to the bar chart above.

(4) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization U.S. companies.


                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                         ING Pilgrim Growth and Income Fund    9

-----------
U.S. Equity
Funds
-----------
                                                   Adviser
ING PILGRIM LARGECAP LEADERS FUND                  ING Pilgrim Investments, Inc.
--------------------------------------------------------------------------------

OBJECTIVE

[GRAPHIC]

The Fund seeks long-term capital appreciation.

INVESTMENT
STRATEGY

[GRAPHIC]

The Fund normally invests at least 65% of its total assets in equity securities of large U.S. companies that the adviser believes are leaders in their industries. The portfolio managers consider whether these companies have a sustainable competitive edge.

The portfolio managers emphasize a value approach, and seek securities whose prices in relation to projected earnings are believed to be reasonable in comparison to the market. For this Fund, a company with a market capitalization (outstanding shares multiplied by price per share) of over $5 billion is considered to be a large company, although the Fund may also invest to a limited degree in companies that have a market capitalization between $1 billion and $5 billion.


The equity securities in which the Fund may invest include common stock, convertible securities, preferred stock, American Depositary Receipts, and warrants. The Fund normally invests as fully as practicable (at least 80%) in equity securities.

Pending Merger -- Subject to shareholder approval, the Fund's Board of Directors has approved the reorganization of the Fund into ING Pilgrim MagnaCap Fund. You could therefore ultimately hold shares of that Fund.


--------------------------------------------------------------------------------

RISKS

[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies. The Fund also may invest in small and medium-sized companies, which may be more susceptible to price swings because they have fewer financial resources, more limited product and market diversification, and many are dependent on a few key managers.

Market Trends -- from time to time, the stock market may not favor the large company value securities in which the Fund invests. Rather, the market could favor growth-oriented stocks or small company stocks, or may not favor equities at all.

Inability to Sell Securities -- securities of smaller companies trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

10   ING Pilgrim LargeCap Leaders Fund

                                               ING PILGRIM LARGECAP LEADERS FUND
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED

[GRAPHIC]


T he bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by Year Total Returns (%)(1)(2)(3)


  1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                         21.07   21.05   20.08   18.94


Best and worst quarterly performance during this period:

___ quarter  ___: ___________%

___ quarter  ___: ___________%

----------
(1)  These figures are for the year ended December 31 of each year.

(2) Because Class Q shares were first offered in 2000, the returns in the bar chart are based upon the performance of Class A shares of the Fund. Class A shares are not offered in this prospectus. Class A shares would have substantially similar annual returns as the Class Q shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class Q and Class A shares have different expenses.

(3) Prior to November 1, 1998, the Fund's investment policies were different in that they emphasized large company value stocks without necessarily emphasizing industry leaders. ING Pilgrim Investments, Inc. has been the Fund's investment adviser since the Fund commenced operations; however, prior to November 1, 1997, the Fund was managed by a sub-adviser.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index).

    Average Annual Total Returns
                                           S&P
                                           500
                         Class A(4)      Index(5)
                        ------------   -----------
One year, ended
December 31, 2000           %              %
Since inception(6)          %              %

----------
(4) This table shows performance of the Class A shares of the Fund because Class Q shares did not have a full year's performance during the year ended December 31, 2000. Reflects deduction of Class A sales charge of 5.75%. See the footnote to the bar chart above.

(5) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization U.S. companies.

(6) Class A commenced operations on September 1, 1995. Class Q commenced operations April 4, 2000.


                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                         ING Pilgrim LargeCap Leaders Fund    11

-----------
U.S. Equity
Funds
-----------
                                          Adviser
                                          ING Pilgrim Investments, Inc.
                                          Sub-Adviser
ING PILGRIM RESEARCH ENHANCED INDEX FUND  J.P. Morgan Investment Management Inc.
--------------------------------------------------------------------------------

OBJECTIVE

[GRAPHIC]

The Fund seeks capital appreciation.

INVESTMENT
STRATEGY

[GRAPHIC]

The Fund invests primarily in large companies that make up the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index). Based on extensive research regarding projected company earnings and dividends, a valuation model ranks companies in each industry group according to their relative value. Using this valuation model, the portfolio managers select stocks for the Fund. Within each industry, the Fund modestly overweights stocks that are ranked as undervalued or fairly valued while modestly underweighting or not holding stocks that appear overvalued. Industry by industry, the Fund's assets are invested so that the Fund's industry sector allocations and market cap weightings closely parallel those of the S&P 500 Index.

By owning a large number of stocks within the S&P 500 Index, with an emphasis on those that appear undervalued or fairly valued, and by tracking the industry weightings and other characteristics of that index, the Fund seeks returns that modestly exceed those of the S&P 500 Index over the long term with virtually the same level of volatility.

Under normal market conditions, the Fund invests at least 80% of its total assets in common stocks included in the S&P 500 Index. It may also invest in other common stocks not included in the S&P 500 Index. The Fund may also invest in certain higher-risk investments, including derivatives (generally these investments will be limited to S&P 500 Index options).

--------------------------------------------------------------------------------

RISKS

[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The portfolio managers try to remain fully invested in companies included in the S&P 500 Index, and generally do not change this strategy even temporarily, which could make the Fund more susceptible to poor market conditions.

Market Trends -- from time to time, the stock market may not favor the large company securities that are ranked as undervalued or fairly valued in which the Fund invests. Rather, the market could favor small company stocks, growth-oriented stocks, or may not favor equities at all.

Risks of Using Derivatives -- derivatives are subject to the risk of changes in the market price of the security and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund. The use of derivatives may reduce returns for the Fund.

12   ING Pilgrim Research Enhanced Index Fund

                                       ING PILGRIM RESEARCH ENHANCED INDEX FUND
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED

[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by Year Total Returns (%)(1)(2)

  1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                                                 18.59


Best and worst quarterly performance during this period:

___ quarter  ___: ___________%

___ quarter  ___: ___________%


----------
(1)  These figures are for the year ended December 31 of each year.

(2) Because Class Q shares were first offered in 2000, the returns in the bar chart are based upon the performance of Class A shares of the Fund. Class A shares are not offered in this prospectus. Class A shares would have substantially similar annual returns as the Class Q shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class Q and Class A shares have different expenses.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the S&P 500 Index.


Average Annual Total Returns
                                                 S&P
                                                 500
                               Class A(3)      Index(4)
                               ----------      --------
One year, ended
December 31, 2000      %
Since inception(5)     %

----------
(3) This table shows performance of the Class A shares of the Fund because Class Q shares of the Fund did not have a full year's performance during the year ended December 31, 2000. Reflects deduction of Class A sales charge of 5.75%. See footnote (2) to the bar chart above.


(4) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization U.S. companies.

(5)  Class A commenced operations on December 30, 1998.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                  ING Pilgrim Research Enhanced Index Fund    13

-----------
U.S. Equity
Funds
-----------
                                                   Adviser
ING PILGRIM GROWTH OPPORTUNITIES FUND              ING Pilgrim Investments, Inc.
--------------------------------------------------------------------------------

OBJECTIVE

[GRAPHIC]

This Fund seeks long-term growth of capital.

INVESTMENT
STRATEGY

[GRAPHIC]

The Fund invests primarily in common stock of U.S. companies that the portfolio manager feels have above average prospects for growth.

Under normal market conditions, the Fund invests at least 65% of its total assets in securities purchased on the basis of the potential for capital appreciation. These securities may be from large-cap, mid-cap, or small-cap companies.

The portfolio manager uses a "top-down" disciplined investment process, which includes extensive database screening, frequent fundamental research, identification and implementation of a trend-oriented approach in structuring the portfolio and a sell discipline. The portfolio managers seek to invest in companies expected to benefit most from major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years, and attempt to provide a framework for identifying the industries and companies expected to benefit most. This top-down approach is combined with rigorous fundamental research (a bottom up approach) to guide stock selection and portfolio structure.

--------------------------------------------------------------------------------

RISKS

[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the portfolio manager feels have the potential for rapid growth, which may give the Fund a higher risk of price volatility than a fund that emphasizes other styles, such as a value-oriented style. The Fund may invest in small and medium-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

Market Trends -- from time to time, the stock market may not favor the growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks, or may not favor equities at all.

Inability to Sell Securities -- securities of smaller companies trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

14   ING Pilgrim Growth Opportunities Fund

                                          ING PILGRIM GROWTH OPPORTUNITIES FUND
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED

[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by Year Total Returns (%)(1)(2)

  1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                         20.54   23.59   23.61   93.26


Best and worst quarterly performance during this period:

___ quarter  ___: ___________%

___ quarter  ___: ___________%


----------
(1)  These figures are for the year ended December 31 of each year.

(2) Because Class Q shares were first offered in 2000, the returns in the bar chart are based upon the performance of Class A shares of the Fund. Class A shares are not offered in this prospectus. Class A shares would have substantially similar annual returns as the Class Q shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class Q and Class A shares have different expenses.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index).


Average Annual Total Returns
                                                 S&P
                                                 500
                               Class A(3)      Index(4)
                               ----------      --------
One year, ended
December 31, 2000      %
Five years, ended
December 31, 2000      %
Since Inception(5)     %

----------
(3) This table shows performance of the Class A shares of the Fund, because Class Q shares of the Fund did not have a full year's performance during the year ended December 31, 2000. Reflects deduction of Class A sales charge of 5.75%. See footnote (2) to the bar chart above.


(4) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization U.S. companies.

(5)  Class A commenced operations on June 5, 1995.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                     ING Pilgrim Growth Opportunities Fund    15

-----------
U.S. Equity
Funds
-----------
                                                   Adviser
ING PILGRIM LARGECAP GROWTH FUND                   ING Pilgrim Investments, Inc.
--------------------------------------------------------------------------------

OBJECTIVE

[GRAPHIC]

The Fund seeks long-term capital appreciation.

INVESTMENT
STRATEGY

[GRAPHIC]


The Fund normally invests at least 65% of its net assets in equity securities of large U.S. companies that the portfolio managers believe have above-average prospects for growth. The equity securities in which the Fund may invest include common and preferred stock, warrants, and convertible securities. The Fund considers a company to be large if its market capitalization corresponds at the time of purchase to the upper 90% of the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index). As of December 31, 2000, this meant market capitalizations in the range of $ billion to $ billion. Capitalization of companies in the S&P 500 Index will change with market conditions.

The portfolio managers emphasize a growth approach by searching for companies that they believe are managing change advantageously and may be poised to exceed growth expectations. The portfolio managers focus on both a "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies and a "top-down" thematic approach and a sell discipline. The portfolio managers seek to identify themes that reflect the major social, economic and technological trends that they believe are likely to shape the future of business and commerce over the next three to five years, and seek to provide a framework for identifying the industries and companies they believe may benefit most. This "top-down" approach is combined with rigorous fundamental research (a "bottom-up" approach) to guide stock selection and portfolio structure.

The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.

--------------------------------------------------------------------------------

RISKS

[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:


Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the Adviser believes have the potential for rapid growth, which may give the Fund a higher risk of price volatility than a fund that emphasizes other styles, such as a value-oriented style. The Fund invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies.

Market Trends -- from time to time, the stock market may not favor the large company, growth-oriented securities in which the Fund invests. Rather, the market could favor value stocks or small company stocks, or may not favor equities at all.

Securities Lending -- There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

16   ING Pilgrim LargeCap Growth Fund

                                                ING PILGRIM LARGECAP GROWTH FUND
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED

[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class Q shares from year to year.

Year by Year Total Returns (%)(1)(2)

  1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                                         60.02   96.93

Best and worst quarterly performance during this period:

___ quarter  ___: ___________%

___ quarter  ___: ___________%


----------
(1)  These figures are for the year ended December 31 of each year.

(2) ING Pilgrim Investments, Inc. has been the Fund's investment adviser since May 24, 1999; however, prior to October 1, 2000, the Fund was advised by a sub-adviser.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Russell 1000 Growth Index.


Average Annual Total Returns
                                             Russell
                                              1000
                                             Growth       S&P 500
                               Class Q      Index(3)      Index(4)
                               -------      --------      --------
 One year, ended
 December 31, 2000      %
 Since inception(5)     %


----------
(3) The Russell 1000 Growth Index is an unmanaged index that measures the performance of securities of companies among the Russell 1000 Index with higher than average price to book ratios and forcasted growth.


(4) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large capitalization U.S. companies.

(5)  Class Q commenced operations on July 21, 1997.


                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                          ING Pilgrim LargeCap Growth Fund    17

-----------
U.S. Equity
Funds
-----------
                                                   Adviser
ING PILGRIM MIDCAP VALUE FUND                      ING Pilgrim Investments, Inc.
--------------------------------------------------------------------------------

OBJECTIVE

[GRAPHIC]

The Fund seeks long-term capital appreciation.

INVESTMENT
STRATEGY

[GRAPHIC]

The Fund normally invests as fully as practicable (at least 80% of its assets) in equity securities of medium-sized U.S. companies. The Fund will normally invest at least 65% of its assets in equity securities of companies that meet the following disciplined criteria, which are intended to identify companies that are attractive values:

Consistent Dividends -- The company must have paid or had the financial capability from its operations to pay a dividend in its last five fiscal years.

Strong Balance Sheet -- If the company has debt that is rated, that debt is rated investment grade by a nationally recognized rating agency. If the company does not have debt that is rated, the company's long-term debt to capitalization ratio is below 25%.

Reinvested Earnings -- The company currently pays out in dividends less than 65% of current earnings, or less than the dividend payout as a percentage of current earnings of at least half of the medium-sized companies in similar industries.

Attractive Price -- The ratio of the stock's price to the next fiscal year's anticipated earnings is less than the corresponding ratio for at least half of the medium-sized companies in similar industries.

The Fund considers a company to be medium-sized if it has a market capitalization between $1 billion and $8 billion. The equity securities in which the Fund may invest include common stock, convertible securities, preferred stock and warrants.


PENDING MERGER -- Subject to shareholder approval, the Fund's Board of Directors has approved the reorganization of the Fund into ING Pilgrim MagnaCap Fund. You could therefore ultimately hold shares of that Fund.


--------------------------------------------------------------------------------

RISKS

[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests in medium-sized companies, which may be more susceptible to price swings than larger companies, but usually tend to have less volatile price swings than smaller companies. Securities of medium-size companies may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

Market Trends -- from time to time, the stock market may not favor the mid-cap value securities that meet the Fund's disciplined investment criteria. Rather, the market could favor growth-oriented stocks or large or small company stocks, or may not favor equities at all.

Inability to Sell Securities -- securities of medium-size companies trade in lower volume an may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

18   ING Pilgrim MidCap Value Fund

                                                   ING PILGRIM MIDCAP VALUE FUND
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED

[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.


The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class Q shares from year to year.

Year by Year Total Returns (%)(1)(2)(3)


  1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                         29.56   21.87    4.89   -7.32


Best and worst quarterly performance during this period:

___ quarter  ___: ___________%

___ quarter  ___: ___________%

----------
(1)  These figures are for the year ended December 31 of each year.

(2) The figure shown for the year 2000 provides performance for the Class Q shares of the Fund. The figures shown for the years 1996 to 1999 provide performance for Class A shares of the Fund. Class A shares would have substantially similar performance annual returns as Class Q shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class Q shares and Class A shares have different expenses.

(3) Prior to October 1, 1999, the Fund's investment policies were different in that they emphasized midcap value stocks without employing the current disciplined selection criteria. ING Pilgrim Investments, Inc. has been the Fund's investment adviser since the Fund commenced operations; however, prior to October 1, 1999, the Fund was managed by a sub-adviser.


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of two broad measures of market performance -- the Russell Midcap Index and the Russell Midcap Value Index.


Average Annual Total Returns

                                                                     Russell
                                                       Russell       MidCap
                                                        MidCap        Value
                            Class A(4)     Class Q     Index(5)      Index(6)
                            ----------     -------     --------      --------
One year, ended
December 31, 2000     %
Five years, ended
December 31, 2000     %
Since inception
of Class A(7)        %
Since inception of
Class Q(8)

----------
(4) Class A shares on the Fund are not offered in this prospectus. Reflects deduction of Class A sales charge of 5.75%. See footnote (2) to the bar chart above.

(5) The Russell Midcap Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000 Index.

(6) The Russell MidCap Value Index is an unmanaged index that measures the performance of companies in the Russell Midcap Index with lower book-to-price ratios and lower forecasted growth values.

(7)  Class A commenced operations on September 1, 1995.

(8)  Class Q commenced operations on January 4, 2000.


                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                             ING Pilgrim MidCap Value Fund    19

-----------
U.S. Equity
Funds
-----------
                                                   Adviser
ING PILGRIM MIDCAP OPPORTUNITIES FUND              ING Pilgrim Investments, Inc.
--------------------------------------------------------------------------------

OBJECTIVE

[GRAPHIC]

This Fund seeks long-term capital appreciation.

INVESTMENT
STRATEGY

[GRAPHIC]


The Fund normally invests at least 65% of its total assets in the common stocks of mid-sized U.S. companies that the portfolio managers feel have above average prospects for growth. For this Fund, mid-sized companies are companies with market capitalizations that fall within the range of companies in the Standard & Poor's MidCap 400 Index (S&P MidCap 400 Index). As of December 31, 2000, the market capitalization of companies in the S&P MidCap 400 Index ranged from $ million to $ billion. The market capitalization range will change as the range of the companies included in the S&P MidCap 400 Index changes.


The portfolio managers use a "top-down" disciplined investment process, which includes extensive database screening, frequent fundamental research, identification and implementation of a trend-oriented approach in structuring the portfolio and a sell discipline. The portfolio managers seek to invest in companies expected to benefit most from major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years, and attempt to provide a framework for identifying the industries and companies expected to benefit most. This top-down approach is combined with rigorous fundamental research (a bottom-up approach) to guide stock selection and portfolio structure.

The Fund may invest in initial public offerings.

--------------------------------------------------------------------------------

RISKS

[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the portfolio managers feel have the potential for growth, which may give the Fund a higher risk of price volatility than a fund that emphasizes other styles, such as a value-oriented style. The Fund invests in medium-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and may be dependent on a few key managers.

Market Trends -- from time to time, the stock market may not favor the mid-cap growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks or large or small company stocks, or may not favor equities at all.

The Fund's investment in technology sectors of the stock market and in initial public offerings has had a significant impact on performance in 1999 and other periods. There can be no assurance that these factors will continue to have a positive effect on the Fund.

Inability to Sell Securities -- securities of mid-size companies trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

20   ING Pilgrim MidCap Opportunities Fund

                                           ING PILGRIM MIDCAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED

[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by Year Total Returns (%)(1)(2)

  1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                                                 103.24

Best and worst quarterly performance during this period:

___ quarter  ___: ___________%

___ quarter  ___: ___________%


----------
(1)  These figures are for the year ended December 31 of each year.

(2) Because Class Q shares were first offered in 2000, the returns in the bar chart are based upon the performance of Class A shares of the Fund. Class A shares are not offered in this prospectus. Class A shares would have substantially similar annual returns as the Class Q shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class Q and Class A shares have different expenses.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the S&P MidCap 400 Index.


Average Annual Total Returns
                                                 S&P
                                              MidCap 400
                               Class A(3)      Index(4)
                               ----------      --------
One year, ended
December 31, 2000      %
Since Inception(5)     %

----------
(3) This table shows performance of the Class A shares of the Fund because Class Q shares of the Fund did not have a full year's performance during the year ended December 31, 2000. Reflects deduction of Class A sales charge of 5.75%. See footnote (2) to the bar chart above.


(4) The S&P MidCap 400 Index is an unmanaged index that measures the performance of the mid-size company segment of the U.S. market.

(5)  Class A commenced operations on August 20, 1998.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                     ING Pilgrim MidCap Opportunities Fund    21

-----------
U.S. Equity
Funds
-----------
                                                   Adviser
ING PILGRIM MIDCAP GROWTH FUND                     ING Pilgrim Investments, Inc.
--------------------------------------------------------------------------------

OBJECTIVE

[GRAPHIC]

The Fund seeks maximum long-term capital appreciation.

INVESTMENT
STRATEGY

[GRAPHIC]

Under normal conditions, the Fund invests at least 65% of its total assets in equity securities of medium-sized U.S. companies, and at least 75% of its total assets in common stocks that the portfolio managers feel have above average prospects for growth. Mid-sized companies are companies with market capitalizations between $1.6 billion and $10.7 billion. The market capitalization range will change as the range of the companies included in the S&P MidCap 400 Index changes and with market conditions.

The portfolio managers emphasize a growth approach by searching for successful, growing companies that are managing change advantageously and may be poised to exceed growth expectations. It focuses on both a "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies and a thematic approach in structuring the portfolio and a sell discipline. Themes attempt to articulate the major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years, and provide a framework for identifying the industries and companies expected to benefit most. This top down approach is combined with rigorous fundamental research (a "bottom up" approach) to guide stock selection and portfolio structure.

The Fund may invest in initial public offerings.

In periods of unusual market conditions, the Fund may temporarily invest part or all of its assets in cash or high quality money market securities. In these circumstances, the Fund may not achieve its objective.

--------------------------------------------------------------------------------

RISKS

[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the portfolio manager feels have the potential for growth, which may give the Fund a higher risk of price volatility than a Fund that emphasizes other styles, such as a value-oriented style. The Fund invests in medium-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources and more limited product and market diversification, and may be dependent on a few key managers.

Market Trends -- from time to time, the stock market may not favor the mid-cap growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks or large or small company stocks, or may not favor equities at all.

The Fund's investment in technology sectors of the stock market and in initial public offerings has had a significant impact on performance in 1999 and other periods. There can be no assurance that these factors will continue to have a positive effect on the Fund.

Inability to Sell Securities -- securities of mid-size companies usually trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

22    ING Pilgrim MidCap Growth Fund

                                                  ING PILGRIM MIDCAP GROWTH FUND
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED

[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class Q shares from year to year.

Year by Year Total Returns (%)(1)(2)

  1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                 38.24   16.06   16.20   14.32   98.50

Best and worst quarterly performance during this period:

___ quarter  ___: ___________%

___ quarter  ___: ___________%

----------
(1)  These figures are for the year ended December 31 of each year.

(2) ING Pilgrim Investments, Inc. has been the Fund's investment adviser since May 24, 1999; however, prior to April 1, 2000, the Fund was managed by a sub-adviser.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of two broad measures of market performance -- the S&P MidCap 400 Index and the Russell MidCap Growth Index.



Average Annual Total Returns
                                              S&P        Russell
                                            MidCap        MidCap
                                              400         Growth
                               Class Q     Index(3)      Index(4)
                               -------     --------      --------
One year, ended
December 31, 2000      %
Five years, ended
December 31, 2000      %
Since inception(5)     %


----------
(3) The S&P MidCap 400 Index is an unmanaged index that measures the performance of the mid-size company segment of the U.S. market.

(4) The Russell MidCap Growth Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000 Index.

(5)  Class Q shares commenced operations on June 30, 1994.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                            ING Pilgrim MidCap Growth Fund    23

-----------
U.S. Equity
Funds
-----------

                                                 Adviser
                                                 ING Pilgrim Investments, Inc.
                                                 Sub-Adviser
ING PILGRIM GROWTH + VALUE FUND                  Navellier Fund Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE

[GRAPHIC]

This Fund seeks capital appreciation.

INVESTMENT
STRATEGY

[GRAPHIC]

The Fund invests primarily in a diversified portfolio of equity securities, including common and preferred stock, warrants and convertible securities.

The Fund invests in common stock of companies the portfolio manager believes are poised to rise in price. The Sub-Adviser uses a "bottom-up" quantitative screening process designed to identify and select inefficiently priced stocks that achieved superior returns compared to their risk characteristics. The Sub-Adviser first uses a proprietary computer model designed to identify stocks with above average market returns and risk levels which are reasonable for higher return rates. The Sub-Adviser then applies a quantitative analysis which focuses on growth and value fundamental characteristics, such as earnings growth, earnings momentum, price to earnings (P/E) ratios, and internal reinvestment rates. The Sub-Adviser then allocates stocks according to how they complement other portfolio holdings.

Under normal market conditions, the Fund invests at least 65% of its total assets in securities purchased on the basis of the potential for capital appreciation. These securities may be from large-cap, mid-cap, or small-cap companies.

--------------------------------------------------------------------------------

RISKS

[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund's performance will be affected if the Sub-Adviser makes an inaccurate assessment of economic conditions and investment opportunities, and chooses growth companies that do not grow as quickly as hoped, or value companies that continue to be undervalued by the market. Although the Sub-Adviser invests in value companies to decrease volatility, these investments may also lower the Fund's performance. The Fund's investments in smaller and mid-sized companies may be more susceptible to price swings than investments in larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

Market Trends -- from time to time, the stock market may not favor the mix of growth and value securities in which the Fund invests. Rather, the market could favor growth stocks to the exclusion of value stocks, or favor value stocks to the exclusion of growth stocks, or may not favor equities at all.

Inability to Sell Securities -- securities of smaller and mid-sized companies usually trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Changes in Interest Rates -- the value of the Fund's convertible securities may fall when interest rates rise. Convertible securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

Credit Risk -- the Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

24   ING Pilgrim Growth + Value Fund

                                                 ING PILGRIM GROWTH + VALUE FUND
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED

[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by Year Total Returns (%)(1)(2)

  1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                                 18.10   17.72   88.10


Best and worst quarterly performance during this period:

___ quarter  ___: ___________%

___ quarter  ___: ___________%


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Russell 2000 Index.

----------
(1)  These figures are for the year ended December 31 of each year.

(2) Because Class Q shares were first offered in 2000, the returns in the bar chart are based upon the performance of Class A shares of the Fund. Class A shares are not offered in this prospectus. Class A shares would have substantially similar annual returns as the Class Q shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class Q and Class A shares have different expenses.


Average Annual Total Returns
                                               Russell
                                                 2000
                               Class A(3)      Index(4)
                               ----------      --------
One year, ended
December 31, 2000      %
Since inception(5)     %

----------
(3) This table shows performance of the Class A shares of the Fund, because Class Q shares of the Fund did not have a full year's performance during the year ended December 31, 2000. Reflects deduction of Class A sales charge of 5.75%. See footnote (2) to the bar chart above.


(4) The Russell 2000 Index is an unmanaged index that measures the performance of securities of smaller U.S. companies.

(5)  Class A commenced operations on November 18, 1996.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                           ING Pilgrim Growth + Value Fund    25

-----------
U.S. Equity
Funds
-----------
                                                   Adviser
ING PILGRIM SMALLCAP OPPORTUNITIES FUND            ING Pilgrim Investments, Inc.
--------------------------------------------------------------------------------

OBJECTIVE
[GRAPHIC]

This Fund seeks capital appreciation.

INVESTMENT
STRATEGY

[GRAPHIC]


The Fund invests at least 65% of its total assets in the common stock of smaller, lesser-known U.S. companies that the portfolio manager believes have above average prospects for growth. For this Fund, smaller companies are those with market capitalizations that fall within the range of companies in the Russell 2000 Index, which is an index that measures the performance of small companies. The market capitalization range will change as the range of the companies included in the Russell 2000 changes. The market capitalization of companies held by the Fund as of December 31, 2000 ranged from $ million to $ billion.


The portfolio manager uses a "top-down" disciplined investment process, which includes extensive database screening, frequent fundamental research, identification and implementation of a trend-oriented approach in structuring the portfolio and a sell discipline. The portfolio manager seeks to invest in companies expected to benefit most from major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years, and attemps to provide a framework for identifying the industries and companies expected to benefit most. This top-down approach is combined with rigorous fundamental research (a bottom-up approach) to guide stock selection and portfolio structure.

The Fund may invest in initial public offerings.

The Fund was closed to new investors effective February 29, 2000. Investors who were shareholders of the Fund on that day may continue to buy shares into accounts existing on that day. The Fund may reopen in the future subject to the discretion of the Board of Trustees.

--------------------------------------------------------------------------------

RISKS

[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the portfolio manager feels have above average prospects for growth, which may give the Fund a higher risk of price volatility than a fund that emphasizes other styles, such as a value-oriented style. The Fund invests in smaller companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

Market Trends -- from time to time, the stock market may not favor the small sized growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks or large company stocks, or may not favor equities at all.

The Fund's investment in technology sectors of the stock market and in initial public offerings has had a significant impact on performance in 1999 and other periods. There can be no assurance that these factors will continue to have a positive effect on the Fund.

Inability to Sell Securities -- securities of smaller companies trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

26   ING Pilgrim SmallCap Opportunities Fund

                                         ING PILGRIM SMALLCAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED

[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by Year Total Returns (%)(1)(2)

  1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                         18.16   14.92    7.59   146.94

Best and worst quarterly performance during this period:

___ quarter  ___: ___________%

___ quarter  ___: ___________%


----------
(1)  These figures are for the year ended December 31 of each year.

(2) Because Class Q shares were first offered in 2000, the returns in the bar chart are based upon the performance of Class A shares of the Fund. Class A shares are not offered in this prospectus. Class A shares would have substantially similar annual returns as the Class Q shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class Q and Class A shares have different expenses.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Russell 2000 Index.


Average Annual Total Returns
                                               Russell
                                                 2000
                               Class A(3)      Index(4)
                               ----------      --------
One year, ended
December 31, 2000      %
Five years, ended
December 31, 2000      %
Since inception(5)     %

----------
(3) This table shows performance of the Class A shares of the Fund, because Class Q shares of the Fund did not have a full year's performance durring the year ended December 31, 2000. Reflects deduction of Class A sales charge of 5.75%. See footnote (2) to the bar chart above.


(4) The Russell 2000 Index is an unmanaged index that measures the performance of securities of small companies.

(5)  Class A commenced operations on June 5, 1995.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                   ING Pilgrim SmallCap Opportunities Fund    27

-----------
U.S. Equity
Funds
-----------
                                                   Adviser
ING PILGRIM SMALLCAP GROWTH FUND                   ING Pilgrim Investments, Inc.
--------------------------------------------------------------------------------

OBJECTIVE

[GRAPHIC]

The Fund seeks maximum long-term capital appreciation.

INVESTMENT
STRATEGY

[GRAPHIC]


Under normal conditions, the Fund invests at least 65% of its total assets in equity securities of small U.S. companies, and at least 75% of its total assets in common stocks that the portfolio manager feels have above average prospects for growth. Smaller companies are companies with market capitalizations that fall within the range of companies in the Russell 2000 Growth Index. As of December 31, 2000, the market capitalization of companies held by the Fund ranged from $ million to $ billion. The market capitalization range will change as the range of the companies included in the Russell 2000 Index changes.


The Fund emphasizes a growth approach by searching for successful, growing companies that are managing change advantageously and may be poised to exceed growth expectations. It focuses on both a "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies and a thematic approach in structuring the portfolio and a sell discipline. Themes attempt to articulate the major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years, and provide a framework for identifying the industries and companies expected to benefit most. This top down approach is combined with rigorous fundamental research (a "bottom up" approach) to guide stock selection and portfolio structure.

The Fund may invest in initial public offerings.

In periods of unusual market conditions, the Fund may temporarily invest part or all of its assets in cash or high quality money market securities. In these circumstances, the Fund may not achieve its objective.

The Fund considers a company to be small if it has a market capitalization corresponding at the time of purchase to the middle 90% of the Russell 2000 Growth Index. In the adviser's opinion, the middle 90% includes companies with capitalizations between $255 million and $1.4 billion. Capitalization of companies in the Index will change with market conditions.

--------------------------------------------------------------------------------

RISKS

[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the portfolio manager feels have above average prospects for growth, which may give the Fund a higher risk of price volatility than a Fund that emphasizes other styles, such as a value-oriented style. The Fund invests in small-cap companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

Market Trends -- from time to time, the stock market may not favor the small-cap growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks or large company stocks, or may not favor equities at all.

The Fund's investment in technology sectors of the stock market and in initial public offerings has had a significant impact on performance in 1999 and other periods. There can be no assurance that these factors will continue to have a positive effect on the Fund.

28   ING Pilgrim SmallCap Growth Fund

                                                ING PILGRIM SMALLCAP GROWTH FUND
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED

[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class Q shares from year to year.

Year by Year Total Returns (%)(1)(2)

  1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                          19.44   11.56   4.26    90.58

Best and worst quarterly performance during this period:

___ quarter  ___: ___________%

___ quarter  ___: ___________%


----------
(1)  These figures are for the year ended December 31 of each year.

(2) ING Pilgrim Investments, Inc. has been the Fund's investment adviser since May 24, 1999; however, prior to April 1, 2000, the Fund was managed by a sub-adviser.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Russell 2000 Growth Index.


Average Annual Total Returns
                                            Russell
                                              2000
                                             Growth
                               Class Q      Index(3)
                               -------      --------
One year, ended
December 31, 2000      %
Five years, ended
December 31, 2000      %
Since inception(4)     %


----------
(3) The Russell 2000 Growth Index is an unmanaged index that measures the performance of securities of smaller U.S. companies with greater-than-average growth orientation.

(4)  Class Q commenced operations on August 31, 1995.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                          ING Pilgrim SmallCap Growth Fund    29

-------------
International
Equity Funds
-------------
                                                   Adviser
ING PILGRIM WORLDWIDE GROWTH FUND                  ING Pilgrim Investments, Inc.
--------------------------------------------------------------------------------

OBJECTIVE

[GRAPHIC]

The Fund seeks maximum long-term capital appreciation.

INVESTMENT
STRATEGY

[GRAPHIC]


Under normal conditions, the Fund invests at least 65% of its net assets in equity securities of issuers located in at least three countries, one of which may be the U.S. The Fund generally invests at least 75% of its total assets in common and preferred stocks, warrants and convertible securities. The Fund may invest in companies located in countries with emerging securities markets when the portfolio managers believe they present attractive investment opportunities.

International Component -- The portfolio managers primarily use a "bottom-up" fundamental analysis to identify stocks which they believe offer good value relative to their peers in the same industry, sector or region. The portfolio managers will invest at least 65% of the Fund in assets of companies which, based upon a fundamental analysis of a company's earning prospects, they believe will experience faster earnings per share growth than that of other companies located in one or more of the same market, sector, or industry. In conducting its fundamental analysis, the portfolio managers focus on various factors including valuation of the companies, potential catalysts to stock price appreciation, quality of management, and financial measures, especially cash flow and the cash flow return on capital. They also use a "top-down" analysis to identify important themes or issues which may affect the investment environment in certain regions or sectors and to estimate regional market risks.

U.S. Component -- The Fund normally invests in equity securities of large U.S. companies that the portfolio managers feel have above-average prospects for growth. The Fund considers a company to be large if its market capitalization corresponds at the time of purchase to the upper 90% of the S&P 500 Index. As of December 31, 2000, this meant market capitalizations in the range of $ billion to $ billion. Capitalization of companies in the S&P 500 Index will change with market conditions.

The portfolio managers emphasize a growth approach by searching for companies that they believe are managing change advantageously and may be poised to exceed growth expectations. The portfolio managers focus on both a "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies and a "top-down" thematic approach and a sell discipline. The portfolio managers seek to identify themes that reflect the major social, economic and technological trends that they believe are likely to shape the future of business and commerce over the next three to five years, and seek to provide a framework for identifying the industries and companies they believe may benefit most. This "top-down" approach is combined with rigorous fundamental research (a "bottom-up" approach) to guide stock selection and portfolio structure.

* From time to time, the Adviser reviews the allocation between the U.S. stocks and non-U.S. stocks in the portfolio, and may rebalance the portfolio using factors that the Adviser deems appropriate.

The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.


--------------------------------------------------------------------------------

RISKS

[GRAPHIC]


You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the Sub-Adviser believes have the potential for rapid growth, which may give the Fund a higher risk of price volatility than a fund that emphasizes other styles, such as a value-oriented style. The Fund may also invest in small and medium-sized companies, which may be more susceptible to greater price swings than larger companies because they may have fewer financial resources, more limited product and market diversification and may be dependent on a few key managers.

Market Trends -- from time to time, the stock market may not favor the growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks, or may not favor equities at all.

Risks of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Fund invests in emerging markets countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

Inability to Sell Securities -- securities of foreign companies may trade in lower volume and may be less liquid than securities of U.S. companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Securities Lending -- There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.


30    ING Pilgrim Worldwide Growth Fund

                                               ING PILGRIM WORLDWIDE GROWTH FUND
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED

[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class Q shares from year to year.

Year by Year Total Returns (%)(1)(2)

  1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                          18.32   17.64   37.92   83.79

Best and worst quarterly performance during this period:

___ quarter  ___: ___________%

___ quarter  ___: ___________%


----------
(1)  These figures are for the year ended December 31 of each year.

(2) ING Pilgrim Investments, Inc. has been the Fund's investment adviser since May 24, 1999; however, prior to October 1, 2000, the Fund was advised by a sub-adviser.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Morgan Stanley Capital International World Index (MSCI World Index).


Average Annual Total Returns
                                              MSCI
                                             World
                               Class Q      Index(3)
                               -------      --------
One year, ended
December 31, 2000      %
Five years, ended
December 31, 2000      %
Since inception(4)     %


----------
(3) MSCI World Index is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

(4)  Class Q commenced operations on August 31, 1995.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                         ING Pilgrim Worldwide Growth Fund    31

-------------
International
Equity Funds
-------------
                                               Adviser
                                               ING Pilgrim Investments, Inc.
                                               Sub-Adviser
ING PILGRIM INTERNATIONAL VALUE FUND           Brandes Investment Partners, L.P.
--------------------------------------------------------------------------------

OBJECTIVE

[GRAPHIC]

This Fund seeks long-term capital appreciation.

INVESTMENT
STRATEGY

[GRAPHIC]

The Fund invests primarily in foreign companies with market capitalizations greater than $1 billion, but it may hold up to 25% of its assets in companies with smaller market capitalizations.

The portfolio managers apply the technique of "value investing" by seeking stocks that their research indicates are priced below their long-term value.

The Fund holds common stocks, preferred stocks, American, European and Global depositary receipts, as well as convertible securities.

Under normal circumstances, the Fund invests at least 65% of its total assets in securities of companies located in at least three countries other than the U.S. The Fund may invest up to the greater of:

*    20% of its assets in any one country or industry, or,

* 150% of the weighting of the country or industry in the Morgan Stanley Capital International Europe, Australia, and Far East (MSCI EAFE) Index, as long as the Fund meets any industry concentration or diversification requirements under the Investment Company Act.

--------------------------------------------------------------------------------

RISKS

[GRAPHIC]

You could lose money on an investment in the Fund. The Fund's investments may be affected by the following additional risks:

Risks of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent that the Fund invests in emerging market countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies. However, the Fund may also invest in small and medium-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

Market Trends -- from time to time, the stock market may not favor the value-oriented stocks in which the Fund invests. Rather, the market could favor growth-oriented stocks, or may not favor equities at all.

Inability to Sell Securities -- securities of smaller companies and some foreign companies may trade in lower volume and may be less liquid than securities of larger, more established companies or U.S. companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

32   ING Pilgrim International Value Fund

                                            ING PILGRIM INTERNATIONAL VALUE FUND
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED

[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by Year Total Return (%)(1)(2)

  1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                          15.23   17.86   13.46   51.49


Best and worst quarterly performance during this period:

___ quarter  ___: ___________%

___ quarter  ___: ___________%


----------
(1)  These figures are for the year ended December 31 of each year.

(2) Because Class Q shares were first offered in 2000, the returns in the bar chart are based upon the performance of Class A shares of the Fund. Class A shares are not offered in this prospectus. Class A shares would have substantially similar annual returns as the Class Q shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class Q and Class A shares have different expenses.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the MSCI EAFE Index.


Average Annual Total Returns
                                                 MSCI
                                                 EAFE
                               Class A(3)      Index(4)
                               ----------      --------
One year, ended
December 31, 2000      %
Five years, ended
December 31, 2000      %
Since inception(5)     %

----------
(3) This table shows performance of the Class A shares of the Fund, because Class Q shares of the Fund did not have a full year's performance during the year ended December 31, 2000. Reflects deduction of Class A sales charge of 5.75%. See footnote (2) to the bar chart above.


(4) MSCI EAFE Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australia and the Far East.

(5)  Class A commenced operations on March 6, 1995.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                      ING Pilgrim International Value Fund    33

-------------
International
Equity Funds
-------------
                                                   Adviser
ING PILGRIM INTERNATIONAL FUND                     ING Pilgrim Investments, Inc.
--------------------------------------------------------------------------------

OBJECTIVE

[GRAPHIC]

The Fund's investment objective is to seek long-term growth of capital through investment in equity securities and equity equivalents of companies outside of the U.S.

INVESTMENT
STRATEGY

[GRAPHIC]


Under normal conditions, the Fund invests at least 65% of its net assets in equity securities of issuers located in countries outside the U.S. The Fund generally invests at least 75% of its total assets in common and preferred stocks, warrants and convertible securities. The Fund may invest in companies located in countries with emerging securities markets when the portfolio managers believe they present attractive investment opportunities. The Fund also may invest up to 35% of its assets in securities of U.S. issuers, including investment-grade debt securities.

The portfolio managers primarily use "bottom-up" fundamental analysis to identify stocks which they believe offer good value relative to their peers in the same industry, sector or region. They also use "top-down" analysis to identify important themes or issues which may affect the investment environment in certain regions or sectors and to estimate regional market risks. In conducting its fundamental analysis, the portfolio managers focus on various factors, including valuation of the companies, catalysts to stock price appreciation, quality of management and financial measures, especially cash flow and the cash flow return on capital.


--------------------------------------------------------------------------------

RISKS

[GRAPHIC]

You could lose money on an investment in the Fund. The Fund's investments may be affected by the following additional risks:

Risks of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Fund invests in emerging market countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries: It may also be more difficult to buy and sell securities in emerging market countries.

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

The Fund invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies. However, the Fund may also invest in small and medium-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

Market Trends -- from time to time, the stock market may not favor the securities in which the Fund invests.

Debt securities -- the value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities.

Inability to Sell Securities -- securities of smaller and foreign companies trade in lower volume and may be less liquid than securities of larger U.S. companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

34   ING Pilgrim International Fund

                                                  ING PILGRIM INTERNATIONAL FUND
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED

[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by Year Total Returns (%)(1)(2)

  1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                          5.87    5.77    13.57   1.61    19.02   47.85


Best and worst quarterly performance during this period:

___ quarter  ___: ___________%

___ quarter  ___: ___________%


----------
(1)  These figures are for the year ended December 31 of each year.

(2) Prior to July 26, 2000, Lexington Management Corporation served as the adviser to the Fund and the Fund's shares were sold on a no-load basis. Effective July 26, 2000, the Fund's outstanding shares were classified as "Class A" shares. Because Class Q shares were first offered in 2000, the returns in the bar chart are based upon the performance of Class A shares of the Fund. Class A shares are not offered in this prospectus. Class A shares would have substantially similar annual returns as the Class Q shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class Q and Class A shares have different expenses.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- The Morgan Stanley Capital International Europe, Australia, and Far East Index (MSCI EAFE Index).


Average Annual Total Returns
                                                          MSCI EAFE
                                          Class A (3)     Index(4)
                                          -----------     --------
One year, ended
December 31, 2000                 %
Five years, ended
December 31, 2000                 %
Since inception of Class A(5)     %

----------
(3) This table shows performance of the Class A shares of the Fund because Class Q shares of the Fund did not have a full year's performance during the year ended December 31, 2000. Reflects deduction of Class A sales charge of 5.75%. See footnote (2) to the bar chart above.


(4) MSCI EAFE Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australia, and the Far East.

(5)  Class A commenced operations on January 3, 1994.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                            ING Pilgrim International Fund    35

-------------
International
Equity Funds
-------------
                                                   Adviser
ING PILGRIM INTERNATIONAL CORE GROWTH FUND         ING Pilgrim Investments, Inc.
--------------------------------------------------------------------------------

OBJECTIVE

[GRAPHIC]

The Fund seeks maximum long-term capital appreciation.

INVESTMENT
STRATEGY

[GRAPHIC]


Under normal conditions, the Fund invests at least 65% of its net assets in equity securities of issuers located in countries outside the U.S. The Fund generally invests at least 75% of its total assets in common and preferred stocks, warrants and convertible securities. The Fund may invest in companies located in countries with emerging securities markets when the portfolio managers believe they present attractive investment opportunities. The Fund also may invest up to 35% of its assets in securities if U.S. issuers, including investment-grade debt securites.

In pursuing the Fund's investment strategy, the portfolio managers primarily use a "bottom-up" fundamental analysis to identify stocks which they believe offer good value relative to their peers in the same industry, sector or region. The portfolio managers will invest at least 65% of the Fund in assets of companies which, based upon a fundamental analysis of a company's earning prospects, they believe will experience faster earnings per share growth than that of other companies located in one or more of the same market, sector, or industry. In conducting its fundamental analysis, the portfolio managers focus on various factors, including valuation of the companies, potential catalysts to stock price appreciation, quality of management, and financial measures, especially cash flow and the cash flow return on capital. They also use a "top-down" analysis to identify important themes or issues which may affect the investment environment in certain regions or sectors and to estimate regional market risks.

The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.


--------------------------------------------------------------------------------

RISKS

[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the Adviser believes have the potential for rapid growth, which may give the Fund a higher risk of price volatility than a fund that emphasizes other styles, such as a value-oriented style. The Fund invests in large companies, which sometimes have more stable prices than smaller companies.

Market Trends -- from time to time, the stock market may not favor the growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks or smaller company stocks, or may not favor equities at all.

Risks of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Fund invests in emerging market countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

Securities Lending -- There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

36   ING Pilgrim International Core Growth Fund

                                      ING PILGRIM INTERNATIONAL CORE GROWTH FUND
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED

[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class Q shares from year to year.



Year by Year Total Returns (%)(1)(2)


  1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                                          21.22   66.97


Best and worst quarterly performance during this period:

___ quarter  ___: ___________%

___ quarter  ___: ___________%


----------
(1)  These figures are for the year ended December 31 of each year.

(2) ING Pilgrim Investments, Inc. has been the Fund's investment adviser since May 24, 1999; however, prior to October 1, 2000, the Fund was advised by a sub-adviser.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- The Morgan Stanley Capital International Europe, Australia, and Far East Index (MSCI EAFE Index).


Average Annual Total Returns
                                              MSCI
                                              EAFE
                               Class Q      Index(3)
                               -------      --------
One year, ended
December 31, 2000      %
Since inception(4)     %


----------
(3) MSCI EAFE Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australia and the Far East.

(4)  Class Q commenced operations on February 28, 1997.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                ING Pilgrim International Core Growth Fund    37

-------------
International
Equity Funds
-------------
                                           Adviser
                                           ING Pilgrim Investments, Inc.
ING PILGRIM INTERNATIONAL                  Sub-Adviser
SMALLCAP GROWTH FUND                       Nicholas-Applegate Capital Management
--------------------------------------------------------------------------------

OBJECTIVE

[GRAPHIC]

The Fund seeks maximum long-term capital appreciation.

INVESTMENT
STRATEGY

[GRAPHIC]

Under normal conditions, the Fund invests at least 65% of its total assets in securities of small companies located outside the U.S. The Fund may invest up to 35% of its total assets in U.S. issuers. The Fund invests primarily in smaller-capitalized companies ("small cap stocks") located worldwide. In the opinion of the Fund's Sub-Adviser, small cap stocks are those whose stock market capitalizations are predominantly in the bottom 25% of publicly traded companies as measured by stock market capitalizations in over 50 countries. The market capitalization ranges of the various countries' small cap stocks may vary greatly due to fluctuating currency values, differences in the size of the respective economies, and movements in the local stock markets.

The Fund normally invests at least 75% of its total assets in common and preferred stock, warrants and convertible securities. The Fund may invest in companies located in countries with emerging securities markets when the Sub-Adviser believes they present attractive investment opportunities.

The Fund's Sub-Adviser emphasizes a growth approach by searching for successful, growing companies that are managing change advantageously and poised to exceed growth expectations. It focuses on a "bottom-up" analysis that evaluates the financial conditions and competitiveness of individual companies worldwide. It uses a blend of traditional fundamental research of individual securities, calling on the expertise of many external analysts in different countries throughout the world, and a computer intensive ranking system that analyzes and ranks securities. The Sub-Adviser seeks to uncover signs of "change at the margin" -- positive business developments which are not yet fully reflected in a company's stock price.

In analyzing specific companies for possible investment, the Sub-Adviser ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The Sub-Adviser usually considers whether to sell a particular security when any of those factors materially changes.

The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.

--------------------------------------------------------------------------------

RISKS

[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the Sub-Adviser believes have the potential for rapid growth, which may give the Fund a higher risk of price volatility than a fund that emphasizes other styles, such as a value-oriented style. The Fund invests in small companies, which may be more susceptible to greater price swings than larger companies because they may have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

Market Trends -- from time to time, the stock market may not favor the small-cap growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks or large company stocks, or may not favor equities at all.

Risks of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Fund invests in emerging market countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

Inability to Sell Securities -- securities of smaller and foreign companies trade in lower volume and may be less liquid than securities of larger U.S. companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Securities Lending -- There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

38   ING Pilgrim International SmallCap Growth Fund

                                  ING PILGRIM INTERNATIONAL SMALLCAP GROWTH FUND
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED

[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class Q shares from year to year.


Year by Year Total Returns (%)(1)(2)


  1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                          17.98   13.93   35.96  121.97


Best and worst quarterly performance during this period:

___ quarter  ___: ___________%

___ quarter  ___: ___________%


----------
(1)  These figures are for the year ended December 31 of each year.

(2) Prior to May 24, 1999, Nicholas-Applegate Capital Management was the adviser, rather than sub-adviser, to the Fund.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- Salomon Europe Pacific Australasia Composite Extended Market Index (Salomon EPAC EM Index).


Average Annual Total Returns
                                            Salomon
                                              EPAC
                                               EM
                               Class Q      Index(3)
                               -------      --------
One year, ended
December 31, 2000      %
Five years, ended
December 31, 2000      %
Since inception(4)     %


----------
(3) Salomon EPAC EM Index is an unmanaged index that measures the performance of securities of smaller capitalization companies in 22 countries excluding the U.S. and Canada.

(4)  Class Q commenced operations on August 31, 1995.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                            ING Pilgrim International SmallCap Growth Fund    39

-------------
International
Equity Funds
-------------
                                                   Adviser
ING PILGRIM EMERGING COUNTRIES FUND                ING Pilgrim Investments, Inc.
--------------------------------------------------------------------------------

OBJECTIVE

[GRAPHIC]

The Fund seeks maximum long-term capital appreciation.

INVESTMENT
STRATEGY

[GRAPHIC]


The Fund invests at least 65% of its net assets in securities of issuers located in at least three countries with emerging securities markets. Countries with emerging securities markets are those countries which generally are considered to be emerging market countries by the international financial community.

The Fund may invest up to 35% of its total assets in securities of U.S. and other developed market issuers, including investment-grade debt securities of U.S. issuers. Under normal conditions, the Fund invests at least 75% of its total assets in common and preferred stocks, warrants and convertible securities.

In selecting securities of issuers located in emerging market countries, the Adviser uses a "bottom-up" fundamental analyis to identify companies which it believes have good earnings growth prospects and that can be bought at a price which seems reasonable. To help in this process, the Adviser scores the emerging markets stocks on a wide range of quantitative and qualilative measures, with particular attention paid to long-term and short-term earnings growth prospects and valuation measures. The Adviser seeks securities of emerging market issuers which are relatively liquid and covered by professional securities analysts.

In selecting stocks in developed markets, the portfolio managers seek the most attractive opportunities in such markets. For such securities, the portfolio managers use "bottom-up" analysis to choose companies which offer good value relative to their peers in the same industry sector or region. They also use "top-down" analysis to identify important themes or issues which may affect the investment environment in certain regions or sectors and to estimate regional market risks. In their conducting their fundamental analysis, the portfolio managers focus on various matters, including valuation of the companies, potential catalysts to stock price appreciation, quality of management, and financial measures, especially cash flow and cash flow return on capital.

The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.


--------------------------------------------------------------------------------

RISKS

[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the Adviser believes have the potential for rapid growth, which may give the Fund a higher risk of price volatility than a fund that emphasizes other styles, such as a value-oriented style. The Fund may invest in small and medium-sized companies, which may be more susceptible to greater price swings than larger companies because they may have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

Market Trends -- from time to time, the stock market may not favor the growth securities in company stocks, or may not favor equities at all.

Risks of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. Investments in emerging markets countries are generally riskier than other kinds of foreign investments, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

Inability to Sell Securities -- securities of emerging market companies trade in lower volume and may be less liquid than securities of companies in larger, more established markets. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Securities Lending -- There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

40   ING Pilgrim Emerging Countries Fund

                                             ING PILGRIM EMERGING COUNTRIES FUND
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED

[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class Q shares from year to year.


Year by Year Total Returns (%)(1)(2)


  1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                          27.75   10.00  -21.46   76.30


Best and worst quarterly performance during this period:

___ quarter  ___: ___________%

___ quarter  ___: ___________%


----------
(1)  These figures are for the year ended December 31 of each year.

(2) ING Pilgrim Investments, Inc. has been the Fund's investment adviser since May 24, 1999; however, prior to October 1, 2000, the Fund was advised by a sub-adviser.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- The Morgan Stanley Capital International Emerging Markets Free Index (MSCI EMF Index).


Average Annual Total Returns
                                              MSCI
                                              EMF
                               Class Q      Index(3)
                               -------      --------
One year, ended
December 31, 2000      %
Five years, ended
December 31, 2000      %
Since inception(4)     %


----------
(3) MSCI EMF Index is an unmanaged index that measures the performance of securities listed on exchanges in developing nations throughout the world.

(4)  Class Q commenced operations on August 31, 1995.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                       ING Pilgrim Emerging Countries Fund    41

------
Income
Funds
------
                                                   Adviser
ING PILGRIM GOVERNMENT SECURITIES INCOME FUND      ING Pilgrim Investments, Inc.
--------------------------------------------------------------------------------

OBJECTIVE

[GRAPHIC]

The Fund seeks high current income, consistent with liquidity and preservation of capital.

INVESTMENT
STRATEGY

[GRAPHIC]

The Fund normally invests at least 70% of its total assets in securities issued or guaranteed by the U.S. Government and the following agencies or instrumentalities of the U.S. Government: the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA), and the Federal Home Loan Mortgage Corporation (FHLMC). Such securities include direct obligations of the U.S. Treasury and mortgage-backed securities. The Fund may fall below the 70% threshold due to changes in the value of the Fund's holdings or the sale of securities to meet redemptions, in which case the Fund will purchase only U.S. Government securities until the 70% level is restored. The remainder of the Fund's assets may be invested in securities issued by other agencies and instrumentalities of the U.S. Government and in instruments collateralized by securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The foregoing policies are fundamental and may not be changed without shareholder approval.


The Fund may invest in securities of any maturity; however, the Fund is expected to have a duration within a range of 20% above or below that of the Lehman Intermediate Treasury Index. As of December 31, 2000, the dollar-weighted average duration of the Lehman Intermediate Treasury Index was years. The Adviser determines the composition of the Fund's portfolio on the basis of its judgment of existing market conditions, such as the general direction of interest rates, trends in creditworthiness, expected inflation, supply and demand of fixed income securities, and other factors. The Fund may enter into reverse repurchase agreements, dollar roll transactions or pairing off transactions. The Fund does not invest in highly leveraged derivatives, such as swaps, interest-only or principal-only stripped mortgage-backed securities, or interest rate futures contracts.

Pending Merger -- Subject to shareholder approval, the Fund's Board of Directors has approved the reorganization of the Fund into ING Pilgrim GNMA Fund. You could therefore ultimately hold shares of that Fund.


--------------------------------------------------------------------------------

RISKS

[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Changes in Interest Rates -- the value of the Fund's investments may fall when interest rates rise. This Fund may be particularly sensitive to interest rates because it primarily invests in U.S. government securities. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

Credit Risk -- the Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This Fund is subject to less credit risk than the other income funds because it principally invests in debt securities issued or guaranteed by the U.S. Government, its agencies and government sponsored enterprises.

Prepayment Risk -- the Fund may invest in mortgage related securities, which can be paid off early if the borrowers on the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Fund will be forced to reinvest this money at lower yields.

42   ING Pilgrim Government Securities Income Fund

                                   ING PILGRIM GOVERNMENT SECURITIES INCOME FUND
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED

[GRAPHIC]


The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.


Year by Year Total Returns (%)(1)(2)

  1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
  11.90   7.46   7.46(7)  -3.61   14.51   2.56    7.85    5.61    -1.17


Best and worst quarterly performance during this period:

___ quarter  ___: ___________%

___ quarter  ___: ___________%

----------
(1)  These figures are for the year ended December 31 of each year.

(2) Because Class Q shares were first offered in 2000, the returns in the bar chart are based upon the performance of Class A shares of the Fund. Class A shares are not offered in this prospectus. Class A shares would have substantially similar annual returns as the Class Q shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class Q and Class A shares have different expenses.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of two broad measures of market performance -- the Lehman Brothers Government/Mortgage Index and the Lehman Brothers Intermediate Treasury Index.

Average Annual Total Returns
                                                    Lehman         Lehman
                                                    Gov't/      Intermediate
                                                   Mortgage       Treasury
                                 Class A(3)(4)     Index(5)       Index(6)
                                 -------------     --------       --------
One year, ended
December 31, 2000        %
Five years, ended
December 31, 2000        %
Ten years, ended
December 31, 2000(7)     %

----------
(3) This table shows performance of the Class A shares of the Fund, because Class Q shares did not have a full year's performance during the year ended December 31, 2000. Reflects deduction of Class A sales charge of 4.75%. See footnote (2) to the bar chart above.

(4)  The Fund commenced operations on January 1, 1985.

(5) The Lehman Brothers Government/Mortgage Index is an unmanaged index that measures the performance of U.S. Government agencies and instrumentalities, as well as mortgage pass-through instruments issued by FNMA, FHLMC and GNMA.

(6) The Lehman Brothers Intermediate Treasury Index is an unmanaged index that measures the performance of U.S. Treasuries with maturities of under 10 years. Information on the Lehman Intermediate Treasury Index is presented because effective May 24, 1999, the Fund seeks an average portfolio duration within +/-20% of the duration of that Index. Previously, the Fund's average portfolio maturity was generally longer.

(7) The Fund earned income and realized capital gains as a result of entering into reverse repurchase agreements during the six-month period from July to December 1992 that caused the Fund to exceed its 10% investment restriction on borrowing. Therefore, the Fund's performance was higher than it would have been had the Fund adhered to its borrowing restriction.


                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                             ING Pilgrim Government Securities Income Fund    43

------
Income
Funds
------
                                                   Adviser
ING PILGRIM GNMA INCOME FUND                       ING Pilgrim Investments, Inc.
--------------------------------------------------------------------------------

OBJECTIVE

[GRAPHIC]

The Fund's investment objective is to seek a high level of current income, consistent with liquidity and safety of principal, through investment primarily in Government National Mortgage Association ("GNMA") mortgage-backed securities (also known as "GNMA Certificates") that are guaranteed as to the timely payment of principal and interest by the United States Government.

INVESTMENT
STRATEGY

[GRAPHIC]

Under normal conditions, the Fund will invest at least 80% of the value of its total assets in GNMA (Ginnie Mae) Certificates. The remaining assets of the Fund will be invested in other securities issued or guaranteed by the U.S. Government, including U.S. Treasury securities. The Fund may invest in debt securites of any maturity, although the portfoio manager expects to invest in long-term debt instruments.

--------------------------------------------------------------------------------

RISKS

[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Prepayment Risk -- Through investment in GNMA securities, the Fund may expose you to certain risks which may cause you to lose money. Mortgage prepayments are affected by the level of interest rates and other factors, including general economic conditions and the underlying location and age of the mortgage. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of GNMA securities. In periods of falling interest rates, the prepayment rate tends to increase, shortening the life of a pool. Because prepayments of principal generally occur when interest rates are declining, it is likely that the Fund may have to reinvest the proceeds of prepayments at lower interest rates than those of their previous investments. If this occurs, the Fund's yields will decline correspondingly.

Changes in Interest Rates -- the value of the Fund's investments may fall when interest rates rise. This Fund may be particularly sensitive to interest rates because it primarily invests in U.S. government securities. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

Credit Risk -- the Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This Fund is subject to less credit risk than the other income funds because it principally invests in debt securities issued or guaranteed by the U.S. Government, its agencies and government sponsored enterprises.

Please refer to the statement of additional information for a complete description of GNMA Certificates and Modified Pass Through GNMA Certificates. The Fund intends to use the proceeds from principal payments to purchase additional GNMA Certificates or other U.S. Government guaranteed securities.

44   ING Pilgrim GNMA Income Fund

                                                    ING PILGRIM GNMA INCOME FUND
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED

[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.


Year by Year Total Returns (%)(1)(2)


  1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
  15.75   5.19    8.06    -2.07   15.91   5.71    10.20   7.52    0.58


Best and worst quarterly performance during this period:

___ quarter  ___: ___________%

___ quarter  ___: ___________%


----------
(1)  These figures are for the year ended December 31 of each year.

(2) Prior to July 26, 2000, Lexington Management Corporation served as the adviser to the Fund and the Fund's shares were sold on a no-load basis. Effective July 26, 2000, the Fund's outstanding shares were classified as "Class A" shares. Because Class Q shares were first offered in 2000, the returns in the bar chart are based upon the performance of Class A shares of the Fund, adjusted to reflect the current Class A expenses. Class A shares are not offered in this prospectus. Class A shares would have substantially similar annual returns as the Class Q shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class Q and Class A shares have different expenses.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Lehman Brothers Mortgage-Backed Securities Index.


Average Annual Total Returns
                                           Lehman Brothers
                                           Mortgage-Backed
                                             Securities
                            Class A(3)        Index(4)
                            ----------        --------
One year, ended
December 31, 2000     %
Five years, ended
December 31, 2000     %
Ten years, ended
December 31, 2000     %

----------
(3) This table shows performance of the Class A shares of the Fund because Class Q shares of the Fund did not have a full year's performance during the year ended December 31, 2000. Reflects deduction of Class A sales charge of 4.75%. See footnote (2) to the bar chart above.


(4) The Lehman Brothers Mortgage-Backed Securities Index is an unmanaged index that measures comprised of 520 mortgage backed securities with an average yield of 7.58%. The average coupon of the index is 6.85%. This index is typically used as a benchmark for intermediate-term bond funds.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                              ING Pilgrim GNMA Income Fund    45

------
Income
Funds
------
                                                   Adviser
ING PILGRIM STRATEGIC INCOME FUND                  ING Pilgrim Investments, Inc.
--------------------------------------------------------------------------------

OBJECTIVE

[GRAPHIC]

The Fund seeks maximum total return.

INVESTMENT
STRATEGY

[GRAPHIC]

Under normal conditions, the Fund invests at least 60% of its total assets in debt securities issued by U.S. and foreign corporations, U.S. and foreign governments, and their agencies and instrumentalities that are rated in one of the top four categories by a nationally recognized statistical rating agency, or of comparable quality if unrated. These securities include bonds, notes, mortgage-backed and asset-backed securities with rates that are fixed, variable or floating. The Fund may invest up to 40% of its total assets in high yield debt securities, commonly known as "junk bonds." There is no minimum credit rating for high yield debt securities in which the Fund may invest.

The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.


The Fund may invest in debt securities of any maturity; however, the average portfolio duration of the Fund will generally range from two to eight years. The Fund may invest up to 30% of its total assets in securities payable in foreign currencies. The Fund may invest up to 10% of its assets in other investment companies that invest in secured floating rate loans, including up to 5% of its assets in Pilgrim Prime Rate Trust, a closed-end investment company. The Fund may also use options, futures contracts and interest rate and currency swaps as hedging techniques. The Fund does not invest in interest-only or principal-only stripped mortgage-backed securities.


--------------------------------------------------------------------------------

RISKS

[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Changes in Interest Rates -- the value of the Fund's investments may fall when interest rates rise. The Fund may be sensitive to changes in interest rates because it may invest in debt securities with intermediate and long terms to maturity. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

Credit Risk -- the Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. This Fund may be subject to more credit risk than the other income funds, because it may invest in high yield debt securities, which are considered predominantly speculative with respect to the issuer's continuing ability to meet interest and principal payments.

Prepayment Risk -- the Fund may invest in mortgage related securities, which can be paid off early if the borrowers on the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Fund will be forced to reinvest this money at lower yields.

Inability to Sell Securities -- high yield securities may be less liquid than higher quality investments. A security in the lowest rating catergories, that is unrated, or whose credit rating has been lowered may be particularly difficult to sell. Foreign securities and mortgage-related and asset-backed debt securities may be less liquid than other debt securities. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Risks of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

Risks of Using Derivatives -- derivatives are subject to the risk of changes in the market price of the security, credit risk with respect to the counterparty to the derivatives instrument, and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund. The use of derivatives may reduce returns for the Fund.

Other Investment Companies -- because the Fund invests in other investment companies, you may indirectly pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Fund.

46   ING Pilgrim Strategic Income Fund

                                               ING PILGRIM STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED

[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class Q shares from year to year.


Year by Year Total Returns (%)(1)(2)


  1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                                                  -0.97


Best and worst quarterly performance during this period:

___ quarter  ___: ___________%

___ quarter  ___: ___________%

----------
(1)  These figures are for the year ended December 31, of each year.


(2)  Prior to May 24, 1999, a different adviser managed the Fund.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Lehman Aggregate Bond Index.


Average Annual Total Returns
                                            Lehman
                                           Aggregate
                                             Bond
                               Class Q     Index(3)
                               -------     --------
One year, ended
December 31, 2000      %
Since inception(4)     %


----------
(3) The Lehman Aggregate Bond Index is an unmanaged index that measures the performance of fixed income securities that are similar, but not identical, to those in the Fund's portfolio.

(4)  Class Q shares of the Fund commenced operations on July 27, 1998.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                         ING Pilgrim Strategic Income Fund    47

------
Income
Funds
------
                                                   Adviser
ING PILGRIM HIGH YIELD FUND                        ING Pilgrim Investments, Inc.
--------------------------------------------------------------------------------

OBJECTIVE

[GRAPHIC]

The Fund seeks a high level of current income, with capital appreciation as a secondary objective.

INVESTMENT
STRATEGY

[GRAPHIC]

The Fund normally invests at least 65% of its assets in high yield debt securities, including preferred stock and convertible securities, that do not in the opinion of the adviser involve undue risk relative to their expected return. High yield securities, which are commonly known as "junk bonds," are securities that are rated below investment grade, i.e., rated lower than Baa by Moody's Investors Service, Inc. or BBB by Standard and Poor's, or of comparable quality if not rated. Generally, the Fund will invest in securities rated lower than B by Moody's or S&P only when the adviser believes the financial condition of the issuer or other available protections reduce the risk to the Fund or that there is greater value in the securities than is reflected in their prevailing market price. There is no minimum credit rating for high yield securities in which the Fund may invest. The Fund may invest in debt securities of any maturity. In selecting securities for the Fund, preservation of capital is a consideration.

The remainder of the Fund's assets may be invested in common stocks, investment grade preferred stocks, investment grade debt obligations of all types, U.S. Government securities, warrants, money market instruments (including repurchase agreements on U.S. Government securities), mortgage-related securities and participation interests and assignments in floating rate loans and notes. The Fund may also invest up to 10% of its assets in foreign debt securities of any rating. The Fund may invest in financial futures and related options to attempt to hedge risk, although the Fund has not invested in such instruments since Pilgrim Investments, Inc. became the adviser in 1995 through the date of this prospectus. In selecting equity securities, the portfolio managers use a "bottom-up" analysis that focuses on individual companies and assesses the company's valuation, financial condition, management, competitiveness, and other factors.

Differences between the Fund and High Yield Fund II -- While both Funds invest primarily in high yield securities, the High Yield Fund normally emphasizes bonds with stronger credit ratings in the high yield bond universe. Thus, of the two Funds, High Yield Fund II normally presents the potential for higher income, but with potentially higher credit risk and volatility.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Credit Risk -- the Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This Fund may be subject to more credit risk than other income mutual funds because it invests in high yield (or "junk bond") debt securities, which are considered predominantly speculative with respect to the issuer's continuing ability to meet interest and principal payments. This is especially true during periods of economic uncertainty or economic downturns. The Fund is also subject to credit risk through its investment in floating rate loans.

Changes in Interest Rates -- the value of the Fund's investments may fall when interest rates rise. The Fund may be sensitive to changes in interest rates because it may invest in debt securities with intermediate and long terms to maturity. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

Prepayment Risk -- the Fund may invest in mortgage-related securities, which can be paid off early if the borrowers on the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Fund will be forced to reinvest this money at lower yields.

Inability to Sell Securities -- high yield securities may be less liquid than higher quality investments. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund. A security whose credit rating been lowered may be particularly difficult to sell.

Risks of Using Derivatives -- derivatives are subject to the risk of changes in the market price of the security, and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund. The use of derivatives may reduce returns for the Fund.

Price Volatility -- Equity securities face market, issuer and other risks, and their values may go up and down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer.

Risks of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks, securities depositories or exchanges than those in the U.S., and foreign controls on investment.

48    ING Pilgrim High Yield Fund

                                                     ING PILGRIM HIGH YIELD FUND
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED

[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.


The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class Q shares from year to year.

Year by Year Total Returns (%)(1)

  1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----

Best and worst quarterly performance during this period:

___ quarter  ___: ___________%

___ quarter  ___: ___________%

----------
(1)    These figures are for the year ended December 31 of each year.


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Lehman High Yield Bond Index.


Average Annual Total Returns
                                             Lehman
                                              High
                                             Yield
                                              Bond
                               Class Q      Index(2)
                               -------      --------
One year, ended
December 31, 2000      %
Since inception(3)     %

----------
(2) The Lehman Brothers High Yield Bond Index is an unmanaged index that measures the performance of fixed-income securities that are similar, but not identical, to those in the Fund's portfolio.

(3)  Class Q shares commenced operations on June 17, 1999.


                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                               ING Pilgrim High Yield Fund    49

------
Income
Funds
------
                                                   Adviser
ING PILGRIM HIGH YIELD FUND II                     ING Pilgrim Investments, Inc.
--------------------------------------------------------------------------------

OBJECTIVE

[GRAPHIC]

The Fund seeks a high level of current income and capital growth.

INVESTMENT
STRATEGY

[GRAPHIC]

Under normal conditions, the Fund invests at least 65% of its total assets in high yield, lower rated debt securities, which are commonly referred to as "junk bonds," and convertible securities rated below investment grade (i.e., lower than the four highest rating catergories) by a nationally recognized statistical rating agency, or of comparable quality if unrated. There is no limit on either the portfolio maturity or the acceptable rating of securities bought by the Fund. Securities may bear rates that are fixed, variable or floating. The Fund may invest up to 35% of its total assets in equity securities of U.S. and foreign companies, including securities of companies in emerging markets. In selecting equity securities, the portfolio managers use a "bottom-up" analysis that focuses on individual companies and assesses the company's valuation, financial condition, management, competitiveness, and other factors.

The Fund is not restricted to investments in companies of any particular size, but currently intends to invest principally in companies with market capitalization above $100 million at the time of purchase. The Fund may also use options, futures contracts and interest rate and currency swaps as hedging techniques or to help seek the Fund's investment objective.

Differences between the Fund and High Yield Fund -- While both Funds invest primarily in high yield securities, the High Yield Fund normally emphasizes bonds with stronger credit ratings in the high yield bond universe. Thus, of the two Funds, High Yield Fund II normally presents the potential for higher income, but with potentially higher credit risk and volatility.

--------------------------------------------------------------------------------

RISKS

[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Credit Risk -- the Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This Fund may be subject to more credit risk than other income mutual funds because it invests in high yield (or "junk bond") debt securities, which are considered predominantly speculative with respect to the issuer's continuing ability to meet interest and principal payments. This is especially true during periods of economic uncertainty or economic downturns.

Changes in Interest Rates -- the value of the Fund's investments may fall when interest rates rise. The Fund may be sensitive to changes in interest rates because it may invest in debt securities with intermediate and long term maturities. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

Prepayment Risk -- the Fund may invest in mortgage-related securities, which can be paid off early if the owners of the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Fund will be forced to reinvest this money at lower yields.

Inability to Sell Securities -- high yield securities may be less liquid than higher quality investments. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund. A security in the lowest rating categories, that is unrated, or whose credit rating has been lowered may be particularly difficult to sell. Valuing less liquid securities involves greater exercise of judgment and may be more subjective than valuing securities using market quotes.

Risks of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. Investments in emerging market countries are generally riskier than other kinds of foreign investments, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

Risk of Using Derivatives -- derivatives are subject to the risk of changes in the market price of the security, credit risk with respect to the counterparty to the derivative instrument, and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund. The use of derivatives may reduce returns for the Fund.

Price Volatility -- equity securities face market, issuer and other risks, and their values may go up and down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer.

50   ING Pilgrim High Yield Fund II

                                                  ING PILGRIM HIGH YIELD FUND II
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED

[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's shares from year to year.


Year by Year Total Returns (%)(1)(2)


  1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                                  21.07   5.03    6.03


Best and worst quarterly performance during this period:

___ quarter  ___: ___________%

___ quarter  ___: ___________%


----------
(1)  These figures are for the year ended December 31 of each year.


(2) The figures shown for the years 1999 and 2000 provide performance for the Class Q shares of the Fund. The figures shown for the years 1997 and 1998 provide performance for Institutional Class shares of the Fund, revised to reflect expenses of Class Q shares. Prior to May 24, 1999, the Fund was managed by a different adviser.


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the First Boston High Yield Index.


Average Annual Total Returns
                                                                 First
                                                                Boston
                                                                 High
                                             Institutional       Yield
                                 Class Q        Class(3)        Index(4)
                                ---------   ---------------   -----------
One year, ended
December 31, 2000        %
Since inception of
Class Q(5)               %
Since inception of
Institutional Class(5)   %


----------
(3)  Institutional Class shares of the Fund are no longer offerred.

(4) The First Boston High Yield Index is an unmanaged index that measures the performance of fixed income securities similar, but not identical, to those in the Fund's portfolio.

(5) Class Q commenced operations on March 27, 1998. Institutional Class shares of the Fund commenced operations on July 31, 1996.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                             ING Pilgrim High Yield Fund II   51

------
Income
Funds
------
                                                   Adviser
ING PILGRIM GLOBAL INCOME FUND                     ING Pilgrim Investments, Inc.
--------------------------------------------------------------------------------

OBJECTIVE

[GRAPHIC]

The Fund's investment objective is to seek high current income. Capital appreciation is a secondary objective. The Fund invests in a combination of foreign and domestic high-yield, lower rated or unrated debt securities.

INVESTMENT
STRATEGY

[GRAPHIC]

The Fund invests in a variety of foreign and domestic high yield, lower rated or unrated debt securities.

The Fund, under normal conditions, invests substantially all of its assets in lower rated or unrated debt securities of domestic companies, companies in developed foreign countries, and companies in emerging markets. The credit quality of the foreign debt securities which the Fund intends to buy is generally equal to U.S. corporate debt securities known as "junk bonds". The debt securities in which the Fund invests consist of bonds, notes, debentures and other similar instruments. The Fund may invest in debt securities issued by foreign governments, their agencies and instrumentalities, central banks, commercial banks and other corporate entities. The Fund may invest up to 100% of its total assets in domestic and foreign debt securities that are rated below investment grade or are of comparable quality. The Fund may also invest in securities that are in default as to payment of principal and/or interest, and bank loan participations and assignments.


The Fund's investment strategy stresses diversification to help reduce the Fund's price volatility. Global fixed income securities are divided into four categories. The categories reflect whether the securities are U.S. dollar denominated or not and whether borrowers are in developed markets or emerging markets. The Fund then seeks to select the best values in each of these four segments. The balance the Fund maintains between these sectors attempts to limit the price volatility.

Pending Merger -- Subject to shareholder approval, the Fund's Board of Trustees has approved the reorganization of the Fund into ING Pilgrim Strategic Income Fund. You could therefore ultimately hold shares of that Fund.


--------------------------------------------------------------------------------

RISKS

[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Credit Risk -- the Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This Fund may be subject to more credit risk than other income funds because it invests in high yield debt securities, which are considered predominantly speculative with respect to the issuer's continuing ability to meet interest and principal payments. This is especially true during periods of economic uncertainty or economic downturns.

Changes in Interest Rates -- the value of the Fund's investments may fall when interest rates rise. The Fund may be sensitive to changes in interest rates because it may invest in debt securities with intermediate and long term maturities. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

Inability to Sell Securities -- high yield securities may be less liquid than higher quality investments. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund. A security in the lowest rating categories, that is unrated, or whose credit rating has been lowered may be particularly difficult to sell. Valuing less liquid securities involves greater exercise of judgment and may be more subjective than valuing securities using market quotes.

Risks of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. Investments in emerging markets countries are generally riskier than other kinds of foreign investments, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

Non-Diversification Risk -- The Fund is a non-diversified investment company. There is additional risk associated with being non-diversified, since a greater proportion of the Fund's total assets may be invested in a single company.

52   ING Pilgrim Global Income Fund

                                                  ING PILGRIM GLOBAL INCOME FUND
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED

[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by Year Total Returns (%)(1)(2)(3)

  1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
  10.03   6.51    10.90   -6.52   20.10   13.33   5.00    8.21    -0.31


Best and worst quarterly performance during this period:

___ quarter  ___: ___________%

___ quarter  ___: ___________%


----------
(1)  These figures are for the year ended December 31 of each year.

(2) Prior to July 26, 2000, Lexington Management Corporation served as the adviser to the Fund and the Fund's shares were sold on a no-load basis. Effective July 26, 2000, the Fund's outstanding shares were classified as "Class A" shares. Because Class Q shares were first offered in 2000, the returns in the bar chart are based upon the performance of Class A shares of the Fund, adjusted to reflect the current Class A expenses. Class A shares are not offered in this prospectus. Class A shares would have substantially similar annual returns as the Class Q shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class Q and Class A shares have different expenses.

(3) Prior to December 31, 1994, the Fund operated under a different investment objective.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Lehman Brothers Global Treasury Index.


Average Annual Total Returns
                                             Lehman Brothers
                                             Global Treasury
                              Class A(4)        Index(5)
                              ----------        --------
One year, ended
December 31, 2000     %
Five years, ended
December 31, 2000     %
Ten years, ended
December 31, 2000     %

----------
(4) This table shows performance of the Class A shares of the Fund because Class Q shares of the Fund did not have a full year's performance during the year ended December 31, 2000. Reflects deduction of Class A sales charge of 4.75%. See footnote (2) to the bar chart above.


(5) The Lehman Brothers Global Treasury Index is an unmanaged index that is comprised of 19 countries with an average maturity of 7.46%. The index is overweighted in the U.S. and Japan, 27% and 25% respectively. The average coupon is 5.37%. The index returns are calculated in three ways: U.S. Dollars hedged, U.S. Dollars and local returns (local currencies). The modified adjusted duration of the index is 5.5 years.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                            ING Pilgrim Global Income Fund    53

------------
Equity and
Income Funds
------------
                                                   Adviser
ING PILGRIM BALANCED FUND                          ING Pilgrim Investments, Inc.
--------------------------------------------------------------------------------

OBJECTIVE

[GRAPHIC]

The Fund seeks a balance of long-term capital appreciation and current income.

INVESTMENT
STRATEGY

[GRAPHIC]

The Fund's adviser actively manages a blended portfolio of equity and debt securities with an emphasis on overall total return. The Fund normally maintains 40% to 60% of its assets in debt securities of any maturity issued by corporations or other business entities and the U.S. Government and its agencies and instrumentalities, and government sponsored enterprises, and normally seeks a target allocation of 50%, although this may vary with market conditions.

The remainder of the Fund's assets are normally invested in equity securities of large companies that the adviser believes are leaders in their industries. The adviser considers whether these companies have a sustainable competitive edge. The portfolio managers emphasize a value approach in equity selection and seek securities whose prices in relation to projected earnings are believed to be reasonable in comparison to the market. For this Fund, a company with a market capitalization of over $5 billion is considered to be a large company, although the Fund may also invest to a limited degree in companies that have a market capitalization between $1 billion and $5 billion.

A portion of the Fund's net assets (up to 35%) may be invested in high yield debt securities (commonly known as "junk bonds") rated below investment grade (i.e., lower than the four highest rating categories) by a nationally recognized statistical rating agency, or of comparable quality if unrated. There is no minimum credit quality for the high yield debt securities in which the Fund may invest. The Fund may invest up to 10% of its assets in other investment companies that invest in secured floating rate loans, including up to 5% of its assets in Pilgrim Prime Rate Trust, a closed-end investment company. The Fund may invest up to 20% of its total assets in foreign securities. The Fund may use options on securities, securities indices, interest rates and foreign currencies as a hedging technique or in furtherance of this investment objective. The Fund may invest up to 35% of its net assets in zero coupon securities.

--------------------------------------------------------------------------------

RISKS

[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

The Fund also may invest in smaller companies, which may be more susceptible to price swings than larger companies.

Market Trends -- from time to time, the stock market may not favor the large company value securities in which the Fund invests. Rather, the market could favor growth-oriented stocks or small company stocks, or may not favor equities at all.

Changes in Interest Rates -- the value of debt and equity securities can change in response to changes in interest rates. The value of the debt securities held by the Fund may fall when interest rates rise. The Fund may be sensitive to changes in interest rates because it may invest in debt securities with intermediate and long terms to maturity. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. Zero coupon securities are particularly sensitive to changes in interest rates.

Credit Risk -- the Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This Fund may be subject to more credit risk than the other income mutual funds, because it may invest in high yield debt securities, which are considered predominantly speculative with respect to the issuer's continuing ability to meet interest and principal payments. This is especially true during periods of economic uncertainty or economic downturns.

Inability to Sell Securities -- high yield securities and securities of smaller companies may be less liquid than other investments. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Risks of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

Risks of Using Derivatives -- derivatives are subject to the risk of changes in the market price of the security, credit risk with respect to the counterparty to the derivatives instrument, and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund. The use of derivatives may reduce returns for the Fund.

54   ING Pilgrim Balanced Fund

                                                       ING PILGRIM BALANCED FUND
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED

[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class Q shares from year to year.


Year by Year Total Returns (%)(1)(2)


  1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                          16.88   21.46   23.52   8.69


Best and worst quarterly performance during this period:

___ quarter  ___: ___________%

___ quarter  ___: ___________%


----------
(1)  These figures are for the year ended December 31 of each year.

(2)  Prior to May 24, 1999, a different adviser managed the Fund.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of four broad measures of market performance -- the Standard and Poor's Barra Value Index (S&P Barra Value Index), the Lehman Aggregate Bond Index, the Lipper Balanced Fund Index -- and a composite index consisting of 60% S&P 500 Index and 40% Lehman Brothers Government/Corporate Bond Index.


Average Annual Total Returns

                                                         Lehman        Lipper
                                          S&P Barra     Aggregate     Balanced
                                            Value          Bond         Fund        Composite
                              Class Q      Index(4)      Index(5)     Index(6)        Index
                              -------      --------      --------     --------        -----
One year, ended
December 31, 2000      %
Five years, ended
December 31, 2000      %
Since inception(3)     %


----------
(3)  Class Q commenced operations on August 31, 1995.

(4) The S&P Barra Value Index is a capitalization-weighted index of all stocks in the Standard and Poor's 500 Composite Stock Price Index ("S&P 500 Index") that have low price-to-book ratios. It is designed so that approximately 50% of the market capitalization of the S&P 500 Index is in the Standard and Poor's Barra Value Index.

(5) The Lehman Aggregate Bond Index is an unmanaged index that measures the performance of the U.S. investment grade fixed rate bond market, including government and corporate securities, mortgage pass-through securities, and asset-backed securities.

(6) The Lipper Balanced Fund Index is an unmanaged index that measures the performance of balanced funds (funds that seek current income balanced with capital appreciation).

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                 ING Pilgrim Balanced Fund    55

------------
Equity and
Income Funds
------------
                                                   Adviser
ING PILGRIM CONVERTIBLE FUND                       ING Pilgrim Investments, Inc.
--------------------------------------------------------------------------------

OBJECTIVE

[GRAPHIC]

The Fund seeks maximum total return, consisting of capital appreciation and current income.

INVESTMENT
STRATEGY

[GRAPHIC]

Under normal conditions, the Fund invests at least 65% of its total assets in convertible securities. Convertible securities are generally preferred stock or other securities, including debt securities, that are convertible into common stock. The Fund emphasizes companies with market capitalizations above $500 million. Through investments in convertible securities, the Fund seeks to capture the upside potential of the underlying equities with less downside exposure.

The Fund normally invests a minimum of 25% of its total assets in common and preferred stocks, and 25% in other income producing convertible and debt securities. The Fund may also invest up to 35% of its net assets in high yield or convertible debt securities (commonly known as "junk bonds") rated below investment grade by a nationally recognized statistical rating agency, or of comparable quality if unrated. There is no minimum credit rating for high yield securities in which the Fund may invest.

The Fund may also invest in securities issued by the U.S. government and its agencies and instrumentalities.

In evaluating convertibles the Fund's Adviser evaluates each security's investment characteristics as a fixed income instrument as well as its potential for capital appreciation.

In analyzing specific companies for possible investment, the Adviser ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The Adviser usually considers whether to sell a particular security when any of those factors materially changes.

The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.

--------------------------------------------------------------------------------

RISKS

[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Convertible securities have investment characteristics of both equity and debt securities. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund may invest in small and medium-sized companies, which may be more susceptible to greater price swings than larger companies because they may have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

Changes in Interest Rates -- the value of the convertible and debt securities held by the Fund may fall when interest rates rise. The Fund may be sensitive to changes in interest rates because it may invest in securities with intermediate and long terms to maturity. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Zero coupon securities are particularly sensitive to Changes in Interest Rates.

Credit Risk -- the Fund could lose money if the issuer of a security is unable to meet its financial obligations or goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. This Fund may be subject to more credit risk than many bond funds, because the convertible securities and debt securities in which it invests may be lower-rated securities.

Inability to Sell Securities -- convertible securities and lower rated debt and convertible securities may be less liquid than other investments. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Securities Lending -- There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

56   ING Pilgrim Convertible Fund

                                                    ING PILGRIM CONVERTIBLE FUND
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED

[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class Q shares from year to year.


Year by Year Total Returns (%)(1)(2)


  1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                          20.74   23.04   21.40   50.44


Best and worst quarterly performance during this period:

___ quarter  ___: ___________%

___ quarter  ___: ___________%


----------
(1)  These figures are for the year ended December 31 of each year.

(2) ING Pilgrim Investments, Inc. has been the Fund's investment adviser since May 24, 1999; however, prior to October 1, 2000, the Fund was advised by a sub-adviser.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the First Boston Convertible Index.


Average Annual Total Returns
                                              First
                                             Boston
                                           Convertible
                               Class Q      Index(3)
                               -------      --------
One year, ended
December 31, 2000      %
Five years, ended
December 31, 2000      %
Since inception(4)     %


----------
(3) The First Boston Convertible Index is an unmanaged index that measures the performance of a universe of convertible securities that are similar, but not identical, to those in the Fund's portfolio.

(4)  Class Q commenced operations on August 31, 1995.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                              ING Pilgrim Convertible Fund    57

WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------


There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the fund. The table below shows the fees and expenses for Class Q shares of the ING Pilgrim Funds.


Fees You Pay Directly
                                            Class Q
                                            -------
Maximum sales charge on your investment
 (as a % of offering price)                  none
Maximum deferred sales charge
 (as a % of purchase or sales price,
whichever is less)                           none



Operating Expenses Paid Each Year by the Funds(1)
  (as a % of average net assets)

                                                                                          Total
                                                                                          Fund       Fee Waiver
                                         Management     Service          Other         Operating         by           Net
 Fund                                        Fee          Fees      Expenses(2)(3)      Expenses     Adviser(4)     Expenses
---------------------------------       ------------   ---------   ----------------   -----------   ------------   ---------
MagnaCap                          %          0.71          0.25           0.28             1.24             --         1.24
Growth and Income                 %          0.62          0.25
LargeCap Leaders                  %          0.85          0.25           0.59             1.69             --         1.69
Research Enhanced Index           %          0.70          0.25
Growth Opportunities              %          0.95          0.25
LargeCap Growth                   %          0.75          0.25           0.26             1.26             --         1.26
MidCap Value                      %          0.85          0.25           0.63             1.73             --         1.73
MidCap Opportunities              %          1.00          0.25
MidCap Growth                     %          0.75          0.25           0.26             1.26             --         1.26
Growth + Value                    %          1.00          0.25
SmallCap Opportunities            %          1.00          0.25
SmallCap Growth                   %          1.00          0.25           0.32             1.57          -0.05         1.52
Worldwide Growth                  %          1.00          0.25
International Value               %          1.00          0.25
International                     %          1.00          0.25
International Core Growth         %          1.00          0.25
International SmallCap Growth     %          1.00          0.25
Emerging Countries                %          1.25          0.25
Government Securities Income(5)   %          0.50          0.25           0.60             1.35             --         1.35
GNMA Income                       %          0.54          0.25
Strategic Income                  %          0.45          0.25           1.84             2.54          -1.68         0.86
High Yield                        %          0.60          0.25           0.32             1.17          -0.12         1.05
High Yield II(5)                  %          0.60          0.25           0.42             1.27          -0.19         1.08
Global Income                     %          1.00          0.25
Balanced(5)                       %          0.75          0.25           0.51             1.51          -0.21         1.30
Convertible                       %          0.75          0.25           0.25             1.25             --         1.25


----------
(1) This table shows the estimated operating expenses for Class Q shares of each Fund as a ratio of expenses to average daily net assets. These estimated expenses are based on each Fund's actual operating expenses for its most recent complete fiscal year, as adjusted for contractual changes, and fee waivers to which the Adviser has agreed.

(2) Because Class Q shares are new for Growth and Income Fund, LargeCap Leaders Fund, Research Enhanced Index Fund, Growth Opportunities Fund, MidCap Opportunities Fund, Growth + Value Fund, SmallCap Opportunities Fund, International Value Fund, International Fund, Government Securities Income Fund, GNMA Income Fund and Global Income Fund, the expenses for each Fund are estimated based on Class A expenses of the Fund.

(3) For Growth and Income Fund, International Fund, GNMA Income Fund and Global Income Fund, estimated operating expenses are based on estimated contractual operating expenses commencing with ING Pilgrim Investments, Inc.'s management of these Funds.

(4) ING Pilgrim Investments, Inc. has entered written into expense limitation agreements with each Fund which it advises except MagnaCap Fund, Research Enhanced Index Fund, Growth Opportunities Fund, MidCap Opportunities Fund, Growth + Value Fund, SmallCap Opportunities Fund, International Value Fund and Government Securities Income Fund, under which it will limit expenses of the Fund, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible reimbursement to ING Pilgrim Investments, Inc. within three years. The amount of each Fund's expenses waived or reimbursed during the last fiscal year by ING Pilgrim Investments, Inc. is shown under the heading "Fee Waiver by Adviser." For each Fund except Government Securities Income Fund, the expense limit will continue through at least October 31, 2001. Nicholas-Applegate Capital Management bears 50% of the cost of maintaining the expense limit for International SmallCap Growth Fund. ING Pilgrim Investments, Inc. has separately agreed to reimburse Government Securities Income Fund to the extent that total Fund operating expenses, excluding interest, taxes, brokerage commissions, extraordinary expenses, and distribution fees in excess of 0.25%, exceed 1.50% of the Fund's average daily net assets on the first $40 million in net assets and 1% of average daily net assets in excess of $40 million. The expense limit for Government Securities Income Fund will terminate only with termination of the advisory contract with ING Pilgrim Investments, Inc.

(5) Effective April 1, 2000, certain Pilgrim Funds merged with High Yield II, Balanced, and Government Securities Income Funds. It is expected that as a result of the mergers, operating expenses for High Yield II, Balanced and Government Securities Income Funds will be lower than the operating expenses prior to the mergers.

58   What You Pay to Invest

                                                          WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

Examples


The examples that follow are intended to help you compare the cost of investing in the ING Pilgrim Funds with the cost of investing in other mutual funds. Each example assumes that you invested $10,000, reinvested all your dividends, the Fund earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an estimate -- actual expenses and performance may vary.



Class Q

Fund                                     1 year     3 years     5 years     10 years
----                                     ------     -------     -------     --------
MagnaCap                           $        126       393           681       1,500
Growth and Income                  $
LargeCap Leaders                   $        172       533           918       1,998
Research Enhanced Index            $
Growth Opportunities               $
LargeCap Growth                    $        128       400           692       1,523
MidCap Value                       $        176       545           939       2,041
MidCap Opportunities               $
MidCap Growth                      $        128       400           692       1,523
Growth + Value                     $
SmallCap Opportunities             $
SmallCap Growth                    $        155       491           850       1,863
Worldwide Growth                   $
International Value                $
International                      $
International Core Growth          $
International SmallCap Growth      $
Emerging Countries                 $
Government Securities Income       $        137       428           739       1,624
GNMA Income                        $
Strategic Income                   $         88       630         1,199       2,749
High Yield                         $        107       360           632       1,410
High Yield II                      $        110       384           679       1,517
Global Income                      $
Balanced                           $        132       457           804       1,784
Convertible                        $        127       397           686       1,511


                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                    What You Pay to Invest    59

SHAREHOLDER GUIDE                                         HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------

Purchase of Shares

Class Q Shares are offered at net asset value without a sales charge to qualified retirement plans, financial and other institutions and "wrap accounts." The minimum initial investment is $250,000, and the minimum subsequent investment is $10,000. The Distributor may waive these minimums from time to time. Certain Funds also offer Class A, B, C, M and T shares, which have different sales charges and other expenses that may affect their performance. You can obtain more information about these other share classes by calling (800) 992-0180.

The Funds and the Distributor reserve the right to reject any purchase order. Please note that cash, travelers checks, third party checks, money orders and checks drawn on non-US banks (even if payment may be effected through a US bank) will not be accepted. Pilgrim reserves the right to waive minimum investment amounts. The Funds reserve the right to liquidate sufficient shares to recover annual transfer agent fees or to close your account and redeem your shares should you fail to maintain your account value at a minimum of $250,000.

If you are a participant in a qualified retirement plan, you should make purchases through your plan administrator or sponsor, who is responsible for transmitting orders.

All other purchasers may purchase shares by the methods outlined in the table on the right.

Distribution and Shareholder Service Fees

To pay for the cost of servicing your shareholder account, each Fund has adopted a Rule 12b-1 plan for Class Q shares which requires fees to be paid out of the assets of the class. Each Fund pays a service fee at an annual rate of 0.25% of the average daily net assets of the Class Q shares of the Fund.

Retirement Plans

You may invest in each Fund through various retirement plans, including IRAs, Simplified Employee Plan (SEP) IRAs, Roth IRAs 403(b) plans, 457 plans, and all qualified retirement plans. For further information about any of the plans, agreements, applications and annual fees, contact the Distributor, your financial consultant or plan sponsor. To determine which retirement plan is appropriate for you, consult your tax adviser. For further information, contact the Shareholder Servicing Agent at (800) 992-0180.


                       Initial                 Additional
    Method            Investment                Investment
    ------            ----------                ----------
By Contacting    A financial consultant      Visit or consult a
Your Financial   with an authorized firm     financial consultant.
Consultant       can help you establish
                 and maintain your
                 account.

By Mail          Visit or speak with a       Fill out the Account
                 financial consultant.       Additions form
                 Make your check             included on the bottom
                 payable to the ING          of your account
                 Pilgrim Funds and mail      statement along with
                 it, along with a            your check payable to
                 completed Application.      the Fund and mail
                 Please indicate your        them to the address on
                 investment professional     the account statement.
                 on the New Account          Remember to write
                 Application                 your account number
                                             on the check.

By Wire          Call the ING Pilgrim        Wire the funds in the
                 Operations Department       same manner described
                 at (800) 336-3436 to        under "Initial
                 obtain an account           Investment."
                 number and indicate
                 your investment
                 professional on the
                 account.
                 Instruct your bank to
                 wire funds to the Fund
                 in the care of:
                 State Street Bank and
                 Trust Kansas City ABA
                 #101003621 Kansas City,
                 MO credit to: _________
                 (the Fund) A/C #751-8315;
                 for further credit to:
                 ___________________
                 Shareholder A/C #
                 ___________________ (A/C
                 # you received over the
                 telephone) Shareholder
                 Name:___________________
                 (Your Name Here) After
                 wiring funds you must
                 complete the Account
                 Application and send it
                 to: ING Pilgrim Funds P.O.
                 Box 219368 Kansas City,
                MO 64121-6368


60   Shareholder Guide

HOW TO REDEEM SHARES                                           SHAREHOLDER GUIDE
--------------------------------------------------------------------------------

If you are a participant in a qualified retirement plan, you should make redemptions through your plan administrator or sponsor, who is responsible for transmitting orders.

All other shareholders may redeem shares by the methods outlined in the table on the right.

Under unusual circumstances, a Fund may suspend the right of redemption as allowed by federal securities laws.

Systematic Withdrawal Plan

You may elect to make periodic withdrawals from your account on a regular basis.

*    Your account must have a current value of at least $250,000.

*    Minimum withdrawal amount is $1,000.

*    You may choose from monthly, quarterly, semi-annual or annual payments.

For additional information, contact the Shareholder Servicing Agent, see the Account Application or the SAI.

Payments

Normally, payment for shares redeemed will be made within three days after receipt by the Transfer Agent of a written request in good order. When you place a request to redeem shares for which the purchase money has not yet been collected, the request will be executed at the next determined net asset value, but the Fund will not release the proceeds until your purchase payment clears. This may take up to 15 days or more. To reduce such delay, purchases should be made by bank wire or federal funds.

Each Fund normally intends to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, a Fund may make payment wholly or partly in securities at their then current market value equal to the redemption price. In such case, a Fund could elect to make payment in securities for redemptions in excess of $250,000 or 1% of its net assets during any 90-day period for any one shareholder. An investor may incur brokerage costs in converting such securities to cash.


    Method                            Procedures
    ------                            ----------
By Contacting Your      You may redeem by contacting your financial
Financial Consultant    consultant who may charge for their services
                        in connection with your redemption request, but neither the Fund nor the Distributor imposes any such charge.

By Mail Send a written request specifying the Fund name and share class, your account number, the name(s) in which the account is registered, and the dollar value or number of shares you wish to redeem to:
                        ING Pilgrim Funds
                        P.O. Box 219368
                        Kansas City, MO 64121-6368
                        If certificated shares have been issued, the certificate must accompany the written request. Corporate investors and other associations must have an appropriate certification on file authorizing redemptions. A suggested form of such certification is provided on the Account Application. A signature guarantee may be required.

By Telephone --         You may redeem shares by telephone on all
Expedited Redemption    accounts other than retirement accounts,
                        unless you check the box on the Account Application which signifies that you do not wish to use telephone redemptions. To redeem by telephone, call the Shareholder Servicing Agent at (800) 992-0180. Receiving
                        Proceeds By Check: You may have redemption proceeds (up to a maximum of $100,000) mailed to an address which has been on record with ING Pilgrim Funds for at least 30 days. Receiving Proceeds By Wire: You may have redemption proceeds (subject to a minimum of $5,000) wired to your pre-designated bank account. You will not be able to receive redemption proceeds by wire unless you check the box on the Account Application which signifies that you wish to receive redemption proceeds by wire and attach a voided check. Under normal circumstances, proceeds will be transmitted to your bank on the business day following receipt of your instructions, provided redemptions may be made. In the event that share certificates have been issued, you may not request a wire redemption by telephone.


                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                         Shareholder Guide    61

SHAREHOLDER GUIDE                                           TRANSACTION POLICIES
--------------------------------------------------------------------------------

Net Asset Value

The net asset value (NAV) per share for Class Q shares of each Fund is determined each business day as of the close of regular trading on the New York Stock Exchange (usually at 4:00 p.m. Eastern Time). The NAV per share of Class Q shares of each Fund is calculated by taking the value of the Fund's assets attributable to Class Q shares, subtracting the Fund's liabilities attributable to Class Q shares, and dividing by the number of Class Q shares that are outstanding. Because foreign securities may trade on days when the Funds do not price shares, the net asset value of a Fund that invests in foreign securities may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations, short-term debt securities, and for situations where market quotations are deemed unreliable. Short-term debt securities having a maturity of 60 days or less are valued at amortized cost, unless the amortized cost does not approximate market value. Securities prices may be obtained from automated pricing services. When market quotations are not readily available or are deemed unreliable, securities are valued at their fair value as determined in good faith under the supervision of the Board of Directors or Trustees, although the actual calculations will be made by persons acting under the supervision of the Board. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations.

Price of Shares

When you buy shares, you pay the NAV. When you sell shares, you receive the NAV. Exchange orders are effected at NAV.

Execution of Requests

Purchase and sale requests are executed at the next NAV determined after the order is received in proper form by the Transfer Agent or Distributor. A purchase order will be deemed to be in proper form when all of the required steps set forth above under "How to Purchase Shares" have been completed. If you purchase by wire, however, the order will be deemed to be in proper form after the telephone notification and the federal funds wire have been received. If you purchase by wire, you must submit an application form in a timely fashion. If an order or payment by wire is received after the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time), the shares will not be credited until the next business day.

You will receive a confirmation of each new transaction in your account, which also will show you the number of Fund shares you own including the number of shares being held in safekeeping by the Transfer Agent for your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership. Certificates representing shares of the Funds will not be issued unless you request them in writing.

Telephone Orders


The ING Pilgrim Funds and their transfer agent will not be responsible for the authenticity of phone instructions or losses, if any, resulting from unauthorized shareholder transactions if they reasonably believe that such instructions were genuine. The Funds and their transfer agent have established reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording telephone instructions for exchanges and expedited redemptions, requiring the caller to give certain specific identifying information, and providing written confirmation to shareholders of record not later than five days following any such telephone transactions. If the Funds and their transfer agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions.


Exchanges


You may exchange Class Q shares for Class Q shares of any other ING Pilgrim Fund that offers Class Q shares. The total value of shares being exchanged must at least equal the minimum investment requirement for Class Q shares of the Fund into which they are being exchanged. Exchanges of shares are sales and may result in a gain or loss for federal and state income tax purposes. There is no specific limit on exchange frequency; however, the Funds are intended for long-term investment and not as a trading vehicle. The Adviser may prohibit excessive exchanges (more than four per year). The Adviser also may, on 60 days' prior notice, restrict the frequency of, otherwise modify, or impose charges of up to $5.00 upon exchanges.


You will automatically have the ability to request an exchange by calling the Shareholder Service Agent unless you mark the box on the Account Application that indicates that you do not wish to have the telephone exchange privilege.

Systematic Exchange Privilege


You may elect to have a specified dollar amount of Class Q shares systematically exchanged, monthly, quarterly, semi-annually or annually (on or about the 10th of the applicable month), from your account to an identically registered account in Class Q shares of any other open-end ING Pilgrim Fund. This exchange privilege may be modified at any time or terminated upon 60 days' written notice to shareholders.


62    Shareholder Guide

TRANSACTION POLICIES                                           SHAREHOLDER GUIDE
--------------------------------------------------------------------------------

Small Accounts (Non-Retirement Only)

If you draw down a non-retirement account so that its total value is less than the Fund minimum, you may be asked to purchase more shares within 60 days. If you do not take action, the Fund may close out your account and mail you the proceeds. Your account will not be closed if its drop in value is due to Fund performance.

Account Access


Unless your ING Pilgrim shares are held through a third-party fiduciary or in an omnibus registration at your bank or brokerage firm, you may be able to access your account information over the internet at www.pilgrimfunds.com, or via a touch tone telephone by calling (800) 992-0180 and selecting Option 1. Should you wish to speak with a Shareholder Service Representative you may call the toll-free number listed above and select Option 2.


                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                         Shareholder Guide    63

MANAGEMENT OF THE FUNDS                                                  ADVISER
--------------------------------------------------------------------------------

ING Pilgrim Investments, Inc. ("ING Pilgrim" or "ING Pilgrim Investments") serves as the investment adviser to each of the Funds. ING Pilgrim has overall responsibility for the management of the Funds. ING Pilgrim provides or oversees all investment advisory and portfolio management services for each Fund, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

Organized in December 1994, ING Pilgrim is registered as an investment adviser. ING Pilgrim is an indirect wholly-owned subsidiary of ReliaStar Financial Corp. ("ReliaStar"). Through its subsidiaries, ReliaStar offers individuals and institutions life insurance and annuities, employee benefits products and services, life and health reinsurance, retirement plans, mutual funds, bank products, and personal finance education.

On July 26, 2000, ReliaStar was acquired by ING Group (NYSE: ING). ING Group is a global financial institution active in the field of insurance, banking, and asset management in more than 65 countries, with almost 100,000 employees.

Prior to April 30, 2000, Pilgrim Advisors, Inc. ("Pilgrim Advisors") served as investment adviser to certain of the Funds. On April 30, 2000, Pilgrim Advisors, an indirect wholly-owned subsidiary of ReliaStar, merged with ING Pilgrim Investments. Pilgrim Advisors and ING Pilgrim Investments were sister companies and shared certain resources and investment personnel.

Prior to July 26, 2000, Lexington Management Corporation ("Lexington") served as investment adviser to certain of the Funds. On July 26, 2000, ReliaStar acquired Lexington Global Asset Managers, Inc., the parent company of Lexington, and ING Pilgrim Investments was approved as Adviser to the Funds formerly advised by Lexington.


As of December 31, 2000, ING Pilgrim managed over $ billion in assets.


ING Pilgrim's principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING Pilgrim receives a monthly fee for its services based on the average daily net assets of each of the Funds.

The following table shows the aggregate annual management fee paid by each Fund for the most recent fiscal year as a percentage of that Fund's average daily net assets:

Fund                                Management Fee
----                                --------------
MagnaCap                                0.71%
Growth and Income                       0.62
LargeCap Leaders                        1.00
Research Enhanced Index                 0.70
Growth Opportunities                    0.75
LargeCap Growth                         0.75
MidCap Value                            1.00
MidCap Opportunities                    1.00
MidCap Growth                           0.75
Growth + Value                          1.00
SmallCap Opportunities                  0.75
SmallCap Growth                         1.00
Worldwide Growth                        1.00
International Value                     1.00
International                           1.00
International Core Growth               1.00
International SmallCap Growth           1.00
Emerging Countries                      1.25
Government Securities Income            0.50
GNMA Income                             0.54
Strategic Income                        0.45
High Yield                              0.60
High Yield II                           0.60
Global Income                           1.00
Balanced                                0.75
Convertible                             0.75

ING Pilgrim Directly Manages the Portfolios of the Following Funds:

Growth Opportunities Fund
MidCap Opportunities Fund
MidCap Growth Fund

The following individuals share responsibility for the day-to-day management of the Growth Opportunities Fund, the MidCap Opportunities Fund and MidCap Growth
Fund:


Mary Lisanti, Executive Vice President and Chief Investment Officer -- Domestic Equities of ING Pilgrim, has served as a Senior Portfolio Manager of MidCap Opportunities Fund since the fund was formed in August 1998, Growth Opportunities Fund since August 1998, and ING Pilgrim MidCap Growth Fund since April 2000. Prior to joining ING Pilgrim in October 1999, Ms. Lisanti was Executive Vice President and Chief Investment Officer -- Domestic Equities with Northstar Investment Management Corp., which subsequently merged into ING Pilgrim. From 1996 to 1998, Ms. Lisanti was a Portfolio Manager at Strong Capital Management. From 1993 to 1996, Ms. Lisanti was a Managing Director and Head of Small- and Mid-Capitalization Equity Strategies at Bankers Trust Corp.


Jeffrey Bernstein, Senior Vice President of ING Pilgrim, has served as a Senior Portfolio Manager of MidCap Opportunities Fund since

64   Management of the Funds

ADVISER                                                  MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------


the fund was formed in August 1998, Growth Opportunities Fund since August 1998, and ING Pilgrim MidCap Growth Fund since April 2000. Prior to joining ING Pilgrim in October 1999, Mr. Bernstein was a portfolio manager at Northstar Investment Management Corp., which subsequently merged in ING Pilgrim. Prior to May 1998, Mr. Bernstein was a Portfolio Manager at Strong Capital Management. >From 1995 to 1997, Mr. Berstein was a Portfolio Manager at Berkeley Capital.


Growth and Income Fund

Alan H. Wapnick, Senior Vice President and Senior Portfolio Manager of Growth and Income Fund has been managing the Fund's portfolio since July 1994. He joined ING Pilgrim in July 2000. Prior to July 2000, he was Senior Vice President and Senior Portfolio Manager at Lexington (which was acquired by ING Pilgrim's parent company in July 2000). Prior to joining Lexington in 1986, Mr. Wapnick was an equity analyst with Merrill Lynch, L.W. Seligman, Dean Witter and most recently Union Carbide Corporation. Mr. Wapnick graduated from Dartmouth College and received an M.B.A. from Columbia University.

SmallCap Opportunities Fund and SmallCap Growth Fund

Mary Lisanti, whose background is described above, has served as manager of the SmallCap Opportunities Fund since July 1998 and SmallCap Growth Fund since April 2000.

MagnaCap Fund

This Fund is managed by a team led by Howard N. Kornblue, Senior Vice President and Senior Portfolio Manager for ING Pilgrim Investments. Mr. Kornblue has served as a Portfolio Manager of MagnaCap Fund since 1989. The other individual on the team is G. David Underwood.

Mr. Underwood has over 21 years of investment management experience. At ING Pilgrim, he serves as a Senior Vice President and Senior Portfolio Manager. Prior to joining ING Pilgrim in December 1996, Mr. Underwood was a Director of Funds Management for First Interstate Capital Management. Mr. Underwood's prior experience includes a 10 year association with Integra Trust Company of Pittsburgh where he served as Director of Research and Senior Portfolio Manager.

LargeCap Leaders Fund and MidCap Value Fund

The LargeCap Leaders and MidCap Value Funds are managed by a team led by G. David Underwood, Senior Vice President and Senior Portfolio Manager for ING Pilgrim. Mr. Underwood is the Lead Portfolio Manager of the Funds.

LargeCap Growth Fund

Mary Lisanti, whose background is described above, has served as Senior Portfolio Manager of the LargeCap Growth Fund since October 1, 2000.

Thomas J. Sullivan, Vice President of ING Pilgrim, has served as a Portfolio Manager of LargeCap Growth Fund since October 1, 2000. Prior to joining ING Pilgrim in September 2000, Mr. Sullivan was a Partner and Equity Trader for First NY Securities, LLC. From April, 1994 to March, 2000, Mr. Sullivan was Vice President and portfolio manager at Nicholas-Applegate Capital Management.

International Fund
International Core Growth Fund

Richard T. Saler, Senior Vice President and Director of International Equity Investment Strategy of ING Pilgrim, has served as Senior Portfolio Manager of International Fund since January 1994, and International Core Growth Fund since October 2000. From 1986 until July 2000, he was Senior Vice President and Director of International Equity Strategy at Lexington (which was acquired by ING Pilgrim's parent company in July 2000).

Phillip A. Schwartz, Senior Vice President and Director of International Equity Investment Strategy of ING Pilgrim, has served as Senior Portfolio Manager of International Fund since January 1998, and International Core Growth Fund since October 2000. Prior to joining ING Pilgrim in July 2000, Mr. Schwartz was Senior Vice President and Director of International Equity Investment Strategy at Lexington (which was acquired by ING Pilgrim's parent company in July 2000). Prior to 1993, Mr. Schwartz was a Vice President of European Research Sales with Cheuvreux de Virieu in Paris and New York.

Emerging Countries Fund

Richard T. Saler, whose background is described above, has served as the Senior Portfolio Manager of the portfolio management team that manages Emerging Countries Fund since October 2000.

Phillip A. Schwartz, whose background is described above, has served as a member of the portfolio management team that manages Emerging Countries Fund since October 2000.

Jan Wim Derks, Vice President of ING Pilgrim, has served as a member of the portfolio management team that manages the Emerging Countries Fund since October 2000. In addition to his role with ING Pilgrim, Mr. Derks also serves as Director of Global Emerging Markets Equities at ING Investment Management -- Europe. Prior to joining ING Investment Management -- Europe in 1997, Mr. Derks managed a Latin American equity fund with ABN AMRO.

Eric Anderson, Vice President of ING Pilgrim, has served as a member of the portfolio management team that manages the

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                   Management of the Funds    65

MANAGEMENT OF THE FUNDS                                                  ADVISER
--------------------------------------------------------------------------------


Emerging Countries Fund since October 2000. In addition to his role with ING Pilgrim, Mr. Anderson also serves as Senior Portfolio Manager -- Global Emerging Markets Equities at ING Investment Management -- Americas. Prior to joining ING Investment Management -- Americas in 1997, Mr. Anderson managed a Latin America equity portfolio and participated in the management of an emerging market debt portfolio at Offitbank in New York.


Bratin Sanyal, Vice President of ING Pilgrim, has served as a member of the portfolio management team that manages the Emerging Countries Fund since October 2000. In addition to his role with ING Pilgrim, Mr. Sanyal serves as the Senior Portfoio Manager -- Global Emerging Markets Equities at ING Investment Management -- Europe. Mr. Sanyal has held several positions with ING Investment Management -- Europe, most recently as an Asian equity fund manager. Prior to joining ING Investment Management -- Europe in 1993, he was an economist at the World Bank where he structured debt workouts for the Highly Indebted Countries.

Worldwide Growth Fund

The following individuals share responsibility for the day-to-day management of the Worldwide Growth Fund:

Mary Lisanti, whose background is described above, has served as Senior Portfolio Manager of the domestic equity portion of the Worldwide Growth Fund's assets since October 1, 2000.

Thomas J. Sullivan, whose background is described above, has served as Portfolio Manager of the domestic equity portion of the Worldwide Growth Fund's assets since October 1, 2000.

Richard T. Saler, whose background is described above, has served as Senior Portfolio Manager of the international portion of the Worldwide Growth Fund's assets since October 1, 2000.

Philip A. Schwartz, whose background is described above, has served as Senior Portfolio Manager of the international portion of the Worldwide Growth Fund's assets since October 1, 2000.

GNMA Income Fund and Global Income Fund

Denis P. Jamison, Senior Vice President and Senior Portfolio Manager of ING Pilgrim, has served as Senior Portfolio Manager of GNMA Income Fund since July 1981 and Global Income Fund since July 1986. He is a Chartered Financial Analyst and a member of the New York Society of Security Analysts.

Roseann G. McCarthy, Assistant Vice President of ING Pilgrim since July 2000 has served as co-manager of GNMA Income Fund since November 1997. Prior to July 2000, she was an Assistant Vice President at Lexington (which was acquired by ING Pilgrim's parent company in July 2000). Prior to joining the Lexington Fixed-Income Department in 1997, she was Mutual Fund Marketing and Research Coordinator. Prior to 1995, Ms. McCarthy was Fund Statistician and a Shareholder Service Representative for the Lexington Funds.

Strategic Income Fund

The following individuals share responsibility for the day-to-day management of the Strategic Income Fund:

Robert K. Kinsey, Vice President of ING Pilgrim, has served as a Portfolio Manager of Strategic Income Fund since May 24, 1999. Mr. Kinsey manages Strategic Income Fund's assets that are invested in assets other than high yield debt securities. Prior to joining ING Pilgrim, Mr. Kinsey was a Vice President and Fixed Income Portfolio Manager for Federated Investors from January 1995 to March 1999. From July 1992 to January 1995, Mr. Kinsey was a Principal and Portfolio Manager for Harris Investment Management.

Edwin Schriver, Senior Vice President of ING Pilgrim, has served as a Senior Portfolio Manager of the portfolio management team that manages the high yield portion of the Strategic Income Fund's assets since October 2000. Prior to joining ING Pilgrim, Mr. Schriver was a Senior High Yield Analyst for Dreyfus Corporation since 1998. From 1996 to 1997, Mr. Schriver was the President of Crescent City Research, an investment research and software firm. Prior to 1996, Mr. Schriver was President of an SEC registered investment adviser and held various senior portfolio management positions.

Government Securities Income Fund

Robert K. Kinsey, whose background is described above, has primary responsibility for the day-to-day management of Government Securities Income Fund, and has served as Senior Portfolio Manager of Government Securities Income Fund since May 24, 1999.

High Yield Fund and High Yield Fund II

Edwin Schriver, whose background is described above, has served as Senior Portfolio Manager of the portfolio management team that manages High Yield Fund and High Yield Fund II since October 2000.

Andy Mitchell, Vice President of ING Pilgrim, has served as Co-Portfolio Manager of the portfolio management team that manages High Yield Fund and High Yield Fund II since October 2000. Prior to joining ING Pilgrim in July 2000, Mr. Mitchell was a Senior Credit Analyst with Katonah Capital since March 2000. >From March 1998 to March 2000, Mr. Mitchell was a Vice President and Senior High Yield Analyst at Merrill Lynch Asset Management. From March 1994 to March 1998, Mr. Mitchell was Assistant Vice President and Senior High Yield Analyst at Schroder Capital Management.

Russ Stiver, Vice President of ING Pilgrim, has served as Co-Portfolio Manager of the portfolio management team that manages High Yield Fund and High Yield Fund II since October 2000. Prior to joining ING Pilgrim in May 2000, Mr. Stiver was Portfolio Manager (1996-2000) and Acting V.P. at Manulife Financial (1999-2000). From 1994 to 1996, Mr. Stiver analyzed investment grade, high yield and emerging market sovereign debt securities for Toronto-Dominion Bank.

66    Management of the Funds

                                                         MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

Balanced Fund

The following individuals share responsibility for the day-to-day management of the Balanced Fund:

G. David Underwood, whose background is described above, has served as Senior Portfolio Manager of the equity portion of the Balanced Fund's assets since May 24, 1999.

Robert K. Kinsey, whose background is described above, has served as a Portfolio Manager of the portion of Balanced Fund's assets that are invested in assets other than high yield securities since May 24, 1999.


Edwin Schriver, whose background is described above, has served as Senior Portfolio Manager of the high yield portion of the Balanced Fund's assets since October 2000.

Convertible Fund

Andrew Chow, Vice President of ING Pilgrim, has served as a Portfolio Manager of Convertible Fund since October 1, 2000. Prior to joining ING Pilgrim, Mr. Chow was the portfolio manager of the Conseco Convertible Securities Fund since 1998. He joined Conseco in 1991 where he was also responsible for managing convertible securities accounts.

SUB-ADVISERS

For the following Funds, ING Pilgrim has engaged a Sub-Adviser to provide the day-to-day management of the Fund's portfolio. The Sub-Advisers have, at least in part, been selected on the basis of their successful application of a consistent, well-defined, long-term investment approach over a period of several market cycles.

Research Enhanced Index Fund

J.P. Morgan Investment Management Inc.


A registered investment adviser, J.P. Morgan Investment Management Inc. (J.P. Morgan) serves as Sub-Adviser to the ING Pilgrim Research Enhanced Index Fund. The firm was formed in 1984. The firm evolved from the Trust and Investment Division of Morgan Guaranty Trust Company which acquired its first tax-exempt client in 1913 and its first pension account in 1940. J.P. Morgan currently manages approximately $349 billion for institutions and pension funds. The company is a wholly owned subsidiary of J.P. Morgan & Co. J.P. Morgan's principal address is 522 Fifth Avenue, New York, New York 10036.


Nanette Buziak, Timothy Devlin and Bernard Kroll share the responsibility for the day-to-day management of the Research Enhanced Index Fund.


Ms. Buziak has co-managed the ING Pilgrim Research Enhanced Index Fund since April 1999. At J.P. Morgan, she serves as a Portfolio Manager and Member of the Structured Equity Group.


Ms. Buziak has over 8 years of investment management experience. Before joining J.P. Morgan in 1997, Ms. Buziak was an index arbitrage trader and convertible bond portfolio manager at First Marathon America, Inc.



Mr. Devlin has co-managed the ING Pilgrim Research Enhanced Index Fund since the Fund was formed in December 1998. At J.P. Morgan, he serves as a Portfolio Manager and Member of the Structured Equity Group.


Mr. Devlin has over 12 years of investment management experience. Before joining J.P. Morgan in 1996, Mr. Devlin was a Portfolio Manager for nine years at Mitchell Hutchins Asset Management, Inc. where he managed quantitatively-driven portfolios for institutional and small investments.



Mr. Kroll has co-managed the ING Pilgrim Research Enhanced Index Fund since March 2000. At J.P. Morgan, he serves as a Portfolio Manager and Member of the Structured Equity Group.


Mr. Kroll has over 20 years of investment management experience. Before joining J.P. Morgan in 1996, Mr. Kroll was an equity derivatives specialist at Goldman Sachs & Co. Earlier, he managed his own software development firm and options broker-dealer, and managed several derivatives businesses at Kidder Peabody & Co.

Growth + Value Fund

Navellier Fund Management, Inc.


A registered investment adviser, Navellier Fund Management, Inc. (Navellier) serves as Sub-Adviser to the ING Pilgrim Growth + Value Fund. Navellier and its affiliate, Navellier & Associates, Inc., manage over $5 billion for institutions, pension funds and high net worth individuals. Navellier's principal address is 1 East Liberty, Third Floor, Reno, Nevada 89501.

Louis Navellier has managed the ING Pilgrim Growth + Value Fund since the Fund was formed in November 1996. Mr. Navellier has over 19 years of investment management experience and is the principal owner of Navellier & Associates, Inc. Mr. Navellier's investment newsletter, MPT Review, has been published for over 19 years and is widely renowned throughout the investment community.


                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                   Management of the Funds    67

MANAGEMENT OF THE FUNDS                                             SUB-ADVISERS
--------------------------------------------------------------------------------

International Value Fund

Brandes Investment Partners, L.P.


A registered investment adviser, Brandes Investment Partners, L.P. (Brandes) serves as Sub-Adviser to the ING Pilgrim International Value Fund. The company was formed in May 1996 as the successor to its general partner, Brandes Investment Partners, Inc., which has been providing investment advisory services (through various predecessor entities) since 1974. Brandes currently manages over $33 billion in international portfolios. Brandes' principal address is 12750 High Bluff Drive, San Diego, California 92130.

Charles Brandes has co-managed the ING Pilgrim International Value Fund since the Funds were formed in March 1995 and January 1998, respectively. Mr. Brandes has over 31 years of investment management experience. He founded the general partner of Brandes in 1974 and owns a controlling interest in it. At Brandes, he serves as a Managing Partner. He is a Chartered Financial Analyst and a Memeber of the Association for Investment Management and Research.

Jeff Busby has co-managed the ING Pilgrim International Value Fund since the fund was formed in March 1995. Mr. Busby has over 13 years of investment management experience. At Brandes he serves as a Managing Partner. He is also responsible for overseeing all trading activities for the firm. He is a Chartered Financial Analyst, and a Member of the Association for Investment Management and Research and the Financial Analyst Society.


International SmallCap Growth Fund

Nicholas-Applegate Capital Management (NACM)


NACM serves as sub-adviser to the ING Pilgrim International SmallCap Growth Fund. Founded in 1984, NACM manages over $40 billion of discretionary assets for numerous clients, including employee benefit plans of corporations, public retirement systems and unions, university endowments, foundations, and other institutional investors and individuals. The International SmallCap Growth Fund is managed by a team of portfolio managers and analysts employed by NACM. NACM has offices in San Diego, New York, Chicago and San Francisco. It's principal business address is 600 West Broadway, San Diego, California, 92101.


68    Management of the Funds

DIVIDENDS/TAXES                               DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

Dividends

The Funds generally distribute most or all of their net earnings in the form of dividends. Each Fund pays dividends, if any, as follows:


Annually(1)           Semi-Annually(1)    Quarterly(2)       Monthly(3)
-----------           ----------------    ------------       ----------
LargeCap Leaders       MagnaCap            Balanced          Government
Research Enhanced      Growth and          Convertible        Securities
 Index                  Income             Global             Income
Growth                                      Income           GNMA
 Opportunities                                                Income
LargeCap Growth                                              High Yield
MidCap Value                                                 High Yield II
MidCap                                                       Strategic
 Opportunities                                                Income
MidCap Growth
Growth + Value
SmallCap
 Opportunities
SmallCap Growth
Worldwide
 Growth
International
 Value
International
International
 Core Growth
International
 SmallCap Growth
Emerging
 Countries

----------
(1)  Distributions normally expected to consist primarily of capital gains.
(2) Distributions normally expected to consist, on an annual basis, of a variable combination of capital gains and ordinary income.
(3)  Distributions normally expected to consist primarily of ordinary income.


Each Fund distributes capital gains, if any, annually.

Dividend Reinvestment


Unless you instruct a Fund to pay you dividends in cash, dividends and distributions paid by a Fund will be reinvested in additional shares of the Fund. You may, upon written request or by completing the appropriate section of the Account Application, elect to have all dividends and other distributions paid on Class Q shares of a Fund invested in another ING Pilgrim Fund which offers the Class Q shares.


Taxes

The following information is meant as a general summary for U.S. shareholders. Please see the Statement of Additional Information for additional information. You should rely on your own tax adviser for advice about the particular federal, state and local tax consequences to you of investing in a Fund.

Each Fund will distribute most of its net investment income and net capital gains to its shareholders each year. Although the Funds will not be taxed on amounts they distribute, most shareholders will be taxed on amounts they receive. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. It does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional Fund shares. For example, if a Fund designates a particular distribution as a long-term capital gains distribution, it will be taxable to you at your long-term capital gains rate.

Dividends declared by a Fund in October, November or December and paid during the following January may be treated as having been received by shareholders in the year the distributions were declared.

You will receive an annual statement summarizing your dividend and capital gains distributions.

If you invest through a tax-deferred account, such as a retirement plan, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

There may be tax consequences to you if you sell or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you hold those shares. If you exchange shares, you may be treated as if you sold them. You are responsible for any tax liabilities generated by your transactions.

As with all mutual funds, a Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                        Dividends, Distributions and Taxes    69

MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

All mutual funds involve risk -- some more than others -- and there is always the chance that you could lose money or not earn as much as you hope. A Fund's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Funds may invest and certain of the investment practices that the Funds may use. For more information about these and other types of securities and investment techniques that may be used by the Funds, see the Statement of Additional Information
(SAI).

Many of the investment techniques and strategies discussed in this prospectus and in the SAI are discretionary, which means that the adviser can decide whether to use them or not. The Funds named below invest in these securities or use these techniques as part of the Fund's principal investment strategy. However, the adviser of any Fund may also use these investment techniques or make investments in securities that are not a part of the Fund's principal investment strategy.

PRINCIPAL RISKS

Investments in Foreign Securities (MagnaCap, Growth and Income, Worldwide Growth, International Value, International, International Core Growth, International SmallCap Growth, Emerging Countries, High Yield, High Yield II and Global Income Funds). There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Funds, including the withholding of dividends.

Each Fund that invests in foreign securities may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts to have the necessary currencies to settle transactions, or to help protect Fund assets against adverse changes in foreign currency exchange rates, or to provide exposure to a foreign currency commensurate with the exposure of securities from that country. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to the Fund.

Emerging Markets Investments (Emerging Countries, High Yield II and Global Income Funds). Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries. These risks include: high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete financial systems; environmental problems; less well developed legal systems; and less reliable custodial services and settlement practices.

Inability to Sell Securities (All Funds except MagnaCap, Research Enhanced Index, LargeCap Growth, SmallCap Growth, International Core Growth, Government Securities Income and GNMA Income Funds). Some securities usually trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small and mid-size U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in emerging markets. A Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

High Yield Securities (Strategic Income, High Yield, High Yield II, Global Income, Balanced and Convertible Funds). Investments in high yield securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. High yield securities are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The prices of high yield securities have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. High yield securities structured as zero-coupon or pay-in-kind securities tend to be more volatile. The secondary market in which high yield securities are traded is generally less liquid than the market for higher grade bonds. At times of less liquidity, it may be more difficult to value high yield securities.

Corporate Debt Securities (International, Strategic Income, High Yield, High Yield II, Global Income, Balanced and Convertible Funds). Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity. When interest rates decline, the value of the Fund's debt securities can be

70    More Information About Risks
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                                                    MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

One measure of risk for fixed income securities is duration. Duration is one of the tools used by a portfolio manager in selection of fixed income securities. Historically, the maturity of a bond was used as a proxy for the sensitivity of a bond's price to changes in interest rates, otherwise known as a bond's "interest rate risk" or "volatility." According to this measure, the longer the maturity of a bond, the more its price will change for a given change in market interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Duration is a measure of average life of a bond on a present value basis, which was developed to incorporate a bond's yield, coupons, final maturity and call features into one measure. For point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years, and the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in interest rates may impact the duration calculation.

U.S. Government Securities (Government Securities Income, GNMA Income, Strategic Income, High Yield and High Yield II Funds). Some U.S. Government agency securities may be subject to varying degrees of credit risk, particularly those that are not backed by the full faith and credit of the United States Government. All U.S. Government securities may be subject to price declines in the securities due to changing interest rates.

Convertible Securities (All Funds except Research Enhanced Index, Growth Opportunities, Government Securities Income, GNMA Income, Strategic Income and Global Income Funds). The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security, and as such is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. A Fund may be required to redeem or convert a convertible security before the holder would otherwise choose.

Other Investment Companies (Strategic Income and Balanced Funds). Each Fund invest up to 10% of its assets in other investment companies. When a Fund invests in other investment companies, you indirectly pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

Mortgage-Related Securities (Government Securities Income, GNMA Income, Strategic Income, High Yield and High Yield II Funds). Although mortgage loans underlying a mortgage-backed security may have maturities of up to 30 years, the actual average life of a mortgage-backed security typically will be substantially less because the mortgages will be subject to normal principal amortization, and may be prepaid prior to maturity. Like other fixed income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by a Fund. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations.

Interests in Loans (Strategic Income, High Yield, High Yield II, Global Income and Balanced Funds). Certain Funds may invest in participation interests or assignments in secured variable or floating rate loans, which include participation interests in lease financings. Loans are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to the Fund's investment. Many loans are relatively illiquid, and may be difficult to value.

Derivatives (Research Enhanced Index, Strategic Income, High Yield, High Yield II and Balanced Funds). Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements, options, forwards and futures. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect. Many of the Funds do not invest in these types of derivatives, and some do, so please check the description of the Fund's policies. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the Adviser or Sub-Adviser might imperfectly judge the market's direction. For instance, if a derivative is used as a hedge to offset investment risk

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                              More Information About Risks    71

MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

in another security, the hedge might not correlate to the market's movements and may have unexpected or undesired results, such as a loss or a reduction in gains.

Investments in Small- and Mid-Capitalization Companies (MidCap Value, MidCap Opportunities, MidCap Growth, SmallCap Opportunities, SmallCap Growth Funds). The Funds may invest in small and mid capitalization companies. Investments in mid- and small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Portfolio Turnover. Each Fund (except MagnaCap, LargeCap Leaders, Research Enhanced Index, MidCap Value, International Value, Government Securities Income, GNMA Income and Global Income Funds) is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A high portfolio turnover rate involves greater expenses to a Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse effect on the performance of the Fund

OTHER RISKS

Restricted and Illiquid Securities. Each Fund may invest in restricted and illiquid securities (except MagnaCap Fund may not invest in restricted securities). If a security is illiquid, the Fund might be unable to sell the security at a time when the adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Temporary Defensive Strategies. When the Adviser or Sub-Adviser to a Fund anticipates unusual market or other conditions, the Fund may temporarily depart from its principal investment strategies as a defensive measure. To the extent that a Fund invests defensively, it likely will not achieve capital appreciation.

Repurchase Agreements. Each Fund may enter into repurchase agreements, which involve the purchase by a Fund of a security that the seller has agreed to buy back. If the seller defaults and the collateral value declines, the Fund might incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the collateral at the desired time.

Lending Portfolio Securities. In order to generate additional income, certain Funds may lend portfolio securities in an amount up to 33 1|M/3% of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.

Borrowing. Certain Funds may borrow for certain types of temporary or emergency purposes subject to certain limits. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the net asset value of a Fund, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

Reverse Repurchase Agreements and Dollar Rolls. A reverse repurchase agreement involves the sale of a security, with an agreement to repurchase the same securities at an agreed upon price and date. Whether such a transaction produces a gain for a Fund depends upon the costs of the agreements and the income and gains of the securities purchased with the proceeds received from the sale of the security. If the income and gains on the securities purchased fail to exceed the costs, net asset value will decline faster than otherwise would be the case. Reverse repurchase agreements, as leveraging techniques, may increase a Fund's yield; however, such transactions also increase a Fund's risk to capital and may result in a shareholder's loss of principal.

Short Sales. Certain Funds may make short sales. A "short sale" is the sale by a Fund of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.

Pairing Off Transactions. A pairing-off transaction occurs when a Fund commits to purchase a security at a future date, and then the Fund "pairs-off" the purchase with a sale of the same security prior to or on the original settlement date. Whether a pairing-off transaction on a debt security produces a gain depends on the movement of interest rates. If interest rates increase, then the money received upon the sale of the same security will be less than the anticipated amount needed at the time the commitment to purchase the security at the future date was entered and the Fund will experience a loss.

Percentage and Rating Limitations. Unless otherwise stated, the percentage limitations in this prospectus apply at the time of investment.

72    More Information About Risks

                                                           FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables on the following pages are intended to help you understand each Fund's financial performance for the past five years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). A report of each Fund's independent auditors, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                      Financial Highlights    73

                                                                       FINANCIAL
ING PILGRIM MAGNACAP FUND                                             HIGHLIGHTS
--------------------------------------------------------------------------------


For the period ending June 30, 2000, the information in the table below has been audited by KPMG LLP, independent auditors.



                                                   Six Months ended     Nov. 22, 1999(1)
                                                  December 31, 2000            to
                                                     (Unaudited)         June 30, 2000
                                                     -----------         -------------
Per Share Operating Performance:
 Net asset value, beginning of period                   $                    16.26
 Income from investment operations:
 Net investment income (loss)                           $                     0.05
 Net realized and unrealized gains on investments       $                    (0.47)
 Total from investment operations                       $                    (0.42)
 Less distributions from:
 Net investment income                                  $                       --
 Net realized gains on investments                      $                       --
 Net asset value, end of period                         $                    15.84
 Total Return(2):                                       %                    (2.58)
Ratios/Supplemental Data:
 Net assets, end of period (000's)                      $                    9,928
 Ratios to average net assets:
 Expenses(3)                                            %                     1.24
 Net investment income (loss)(3)                        %                     0.46
 Portfolio turnover                                     %                       26


----------
(1)  Commencement of offering shares.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)  Annualized for periods less than one year.

74    ING Pilgrim MagnaCap Fund

FINANCIAL
HIGHLIGHTS                                    ING PILGRIM GROWTH AND INCOME FUND
--------------------------------------------------------------------------------


For the period ended December 31, 2000, the information in the table below was audited by KPMG LLP, independent auditors.



                                                                  Period Ended
                                                                    December
                                                                    31, 2000
                                                                    --------
Operating performance:
 Net asset value, beginning of the period                 $
 Net investment income (loss)                             $
 Net realized and unrealized gain on investments          $
 Total from investment operations                         $
 Dividends from net investment income                     $
 Distributions from net realized gain                     $
 Total distributions                                      $
 Net asset value, end of the period                       $
 Total return(2)                                          %
Ratios and supplemental data:
 Net assets at the end of the period (000s)               $
 Ratio of expenses to average net assets(3)               %
                                                          %
 Ratio of net investment income (loss) to average
  net assets(3)                                           %
 Portfolio turnover                                       %

----------
(1)  Commenced operations on , 2000.

(2) Assumes dividends have been reinvested and does not reflect the effect of sales charges.

(3)  Annualized.


                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                        ING Pilgrim Growth And Income Fund    75

                                                                       FINANCIAL
ING PILGRIM LARGECAP LEADERS FUND                                     HIGHLIGHTS
--------------------------------------------------------------------------------


For the period ended June 30, 2000, the information in the table below has been audited by KPMG LLP, independent auditors.

                                                    Six Months         April 4,
                                                       ended          2000(1) to
                                                 December 31, 2000     June 30,
                                                    (Unaudited)          2000
                                                    -----------          ----
Per Share Operating Performance:
 Net asset value, beginning of period                    $               16.67
 Income from investment operations:
 Net investment income (loss)                            $                  --
 Net realized and unrealized gains on investments        $               (0.79)
 Total from investment operations                        $               (0.79)
 Less distributions from:
 Net investment income                                   $                  --
 Net realized gains on investments                       $                  --
 Net asset value, end of period                          $               15.88
 Total Return(2):                                        %               (4.74)
Ratios/Supplemental Data:
 Net assets, end of period ($000's)                      $                 199
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)          %                1.75
 Gross expenses prior to expense reimbursement(3)        %                1.84
 Net investment income (loss) after expense
  reimbursement(3)(4)                                    %               (0.27)
 Portfolio turnover                                      %                  39


----------
(1)  Commencement of offering shares.


(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.


(3)  Annualized for periods less than one year.

(4) The Investment Manager has agreed to limit expenses, excluding, interest, taxes, brokerage and extraordinary expenses.

76    ING Pilgrim LargeCap Leaders Fund

FINANCIAL
HIGHLIGHTS                              ING PILGRIM RESEARCH ENHANCED INDEX FUND
--------------------------------------------------------------------------------


For the period ended October 31, 2000, the information in the table below was audited by PricewaterhouseCoopers LLP, independent auditors.

                                                               April 4, 2000(1)
                                                                      to
                                                               October 31, 2000
                                                               ----------------
Operating performance:
 Net asset value, beginning of the period               $
 Net investment income (loss)                           $
 Net realized and unrealized loss on investments        $
 Total from investment operations                       $
 Distributions from net realized gain                   $
 Total distributions                                    $
 Net asset value, end of the period                     $
 Total return(2)                                        %
Ratios and supplemental data:
 Net assets, end of the period (000's)                  $
 Ratio of expenses to average net assets                %
 Ratio of net investment loss to average net assets     %
 Portfolio turnover                                     %


----------
(1)  Class Q commenced operations on April 4, 2000.

(2) Assumes dividends have been reinvested and does not reflect the effect of sales charges.

(3)  Annualized.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                  ING Pilgrim Research Enhanced Index Fund    77

                                                                       FINANCIAL
ING PILGRIM GROWTH OPPORTUNITIES FUND                                 HIGHLIGHTS
--------------------------------------------------------------------------------


For the period ended December 31, 2000, the information in the table below was audited by KPMG LLP, independent auditors.

                                                              June 1, 2000(1)
                                                                to December
                                                                 31, 2000
                                                                 --------
Operating performance:
 Net asset value, beginning of the period             $
 Net investment income (loss)                         $
 Net realized and unrealized gain on investments      $
 Total from investment operations                     $
 Dividends from net investment income                 $
 Distributions from net realized gain                 $
 Total distributions                                  $
 Net asset value, end of the period                   $
 Total return(2)                                      %
Ratios and supplemental data:
 Net assets at the end of the period (000s)           $
 Ratio of expenses to average net assets(3)           %
                                                      %
 Ratio of net investment income (loss) to
  average net assets(3)                               %
 Portfolio turnover                                   %


----------
(1)  Commenced operations on June 1, 2000.

(2) Assumes dividends have been reinvested and does not reflect the effect of sales charges.

(3)  Annualized.

78   ING Pilgrim Growth Opportunities Fund

FINANCIAL
HIGHLIGHTS                                      ING PILGRIM LARGECAP GROWTH FUND
--------------------------------------------------------------------------------


For the year ended June 30, 2000 and the three months ended June 30, 1999, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ending prior to June 30, 1999, the financial information was audited by another independent auditors.

                                                        Six months         Year     Three months      Year      July 21,
                                                           ended           ended        ended        ended     1997(1) to
                                                     December 31, 2000    June 30,     June 30,     March 31,   March 31,
                                                        (Unaudited)         2000       1999(2)        1999       1998
                                                        -----------         ----       -------        ----       ----
Per Share Operating Performance:
 Net asset value, beginning of period              $                        28.43       25.24        15.66       12.50
 Income from investment operations:
 Net investment income (loss)                      $                        (0.20)      (0.03)       (0.02)      (0.01)
 Net realized and unrealized gains on investments  $                        15.86        3.22         9.87        3.26
 Total from investment operations                  $                        15.66        3.19         9.85        3.25
 Less distributions from:
 Net investment income                             $                           --          --           --        0.01
 Net realized gains on investments                 $                         0.38          --         0.27        0.08
 Net asset value, end of period                    $                        43.71       28.43        25.24       15.66
 Total Return(3):                                  %                        55.57       12.64        63.76       62.47
Ratios/Supplemental Data:
 Net assets, end of period ($000's)                $                       24,838       6,044        4,908         799
 Ratios to average net assets:
 Net expenses after expense reimbursement(4)(5)    %                         1.26        1.23         1.26        1.25
 Gross expenses prior to expense reimbursement(4)  %                         1.26        1.25         1.91       10.45
 Net investment income (loss) after expense
  reimbursement(4)(5)                              %                        (0.77)      (0.36)       (0.28)      (0.62)
 Portfolio turnover                                %                          139          27          253         306


----------
(1)  The Fund commenced operations on July 21, 1997.

(2) Effective May 24, 1999, ING Pilgrim Investments Inc., became the Investment Manager of the Fund; concurrently, Nicholas-Applegate Capital Management was appointed as sub-adviser and the Fund changed its year end to June 30.

(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(4)  Annualized for periods less than one year.

(5) The Investment Manager has agreed to limit expenses, excluding, interest, taxes, brokerage and extraordinary expenses.

[GRAPHIC]

                          If you have any questions, please call 1-800-992-0180.

                                          ING Pilgrim LargeCap Growth Fund    79

                                                                       FINANCIAL
ING PILGRIM MIDCAP VALUE FUND                                         HIGHLIGHTS
--------------------------------------------------------------------------------


For the period ended June 30, 2000, the information in the table below has been audited by KPMG LLP, independent auditors.

                                                            Six months         January 3,
                                                               ended           2000(1) to
                                                         December 31, 2000      June 30,
                                                            (Unaudited)           2000
                                                            -----------           ----
Per Share Operating Performance:
 Net asset value, beginning of period                $                           13.53
 Income from investment operations:
 Net investment income (loss)                        $                           (0.02)
 Net realized and unrealized gains on investments    $                            0.78
 Total from investment operations                    $                            0.76
 Less distributions from:
 Net investment income                               $                              --
 Net realized gains on investments                   $                              --
 Net asset value, end of period                      $                           14.29
 Total Return(2):                                    %                            5.62
Ratios/Supplemental Data:
 Net assets, end of period ($000's)                  $                             139
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)      %                            1.75
 Gross expenses prior to expense reimbursement(3)    %                            1.88
 Net investment income (loss) after expense
  reimbursement(3)(4)                                %                           (0.49)
 Portfolio turnover                                  %                             122


----------
(1)  Commencement of offering shares.


(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.


(3)  Annualized for periods less than one year.

(4) The Investment Manager has agreed to limit expenses, excluding, interest, taxes, brokerage and extraordinary expenses.

80    ING Pilgrim MidCap Value Fund

FINANCIAL
HIGHLIGHTS                                 ING PILGRIM MIDCAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------


For the period ended Decmeber 31, 2000, the information in the table below was audited by KPMG LLP, independent auditors.

                                                               April 4, 2000(1)
                                                                       to
                                                               December 31, 2000
                                                               -----------------
Operating performance
 Net asset value, beginning
  of the period                                           $
 Net investment loss                                      $
 Net realized and unrealized gain on investments          $
 Total from investment operations                         $
 Distributions from net
  realized gain                                           $
 Total distributions                                      $
 Net asset value, end of the period                       $
 Total return(2):                                         %
Ratios and supplemental data
 Net assets, end of the
  period (000s)                                           $
 Ratio of expenses to average net assets(3)               %
                                                          %
 Ratio of net investment loss to average net assets(3)    %
 Portfolio turnover                                       %

----------
(1)  Commenced operations on April 4, 2000.

(2) Assumes dividends have been reinvested and does not reflect the effect of sales charges.

(3)  Annualized.


                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                     ING Pilgrim MidCap Opportunities Fund    81

                                                                       FINANCIAL
ING PILGRIM GROWTH & VALUE FUND                                       HIGHLIGHTS
--------------------------------------------------------------------------------


For the period ended October 31, 2000, the information in the table below was audited by PricewaterhouseCoopers LLP, independent auditors.

                                                                Period Ended
                                                                  December
                                                                  31, 2000
                                                                  --------
Operating performance:
 Net asset value, beginning of the period               $
 Net investment income (loss)                           $
 Net realized and unrealized gain on investments        $
 Total from investment operations                       $
 Dividends from net investment income                   $
 Distributions from net realized gain                   $
 Total distributions                                    $
 Net asset value, end of the period                     $
 Total return(2)                                        %
Ratios and supplemental data:
 Net assets at the end of the period (000s)             $
 Ratio of expenses to average net assets(3)             %
                                                        %
 Ratio of net investment income (loss) to average
  net assets(3)                                         %
 Portfolio turnover                                     %




----------
(1)  Commenced operations on , 2000.

(2) Assumes dividends have been reinvested and does not reflect the effect of sales charges.

(3)  Annualized.


82    ING Pilgrim Growth & Value Fund

FINANCIAL
HIGHLIGHTS                                        ING PILGRIM MIDCAP GROWTH FUND
--------------------------------------------------------------------------------


For the year ended June 30, 2000 and the three months ended June 30, 1999, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ending prior to June 30, 1999, the financial information was audited by other independent auditors.

                                               Six months        Year       Three months
                                                  ended          ended         ended
                                            December 31, 2000   June 30,      June 30,           Year ended March 31,
                                               (Unaudited)        2000        1999(1)    1999       1998       1997         1996
                                               -----------        ----        -------    ----       ----       ----         ----
Per Share Operating Performance:
 Net asset value, beginning of period     $                      26.94       25.14       23.30      18.01      17.99       13.66
 Income from investment operations:
 Net investment income (loss)             $                      (0.29)      (0.06)      (0.12)     (0.21)     (0.04)      (0.07)
 Net realized and unrealized gains on
  investments                             $                      17.92        1.86        3.56       7.48       0.32        4.86
 Total from investment operations         $                      17.63        1.80        3.44       7.27       0.28        4.79
 Less distributions from:
 Net realized gains on investments        $                       8.90          --        1.60       1.98       0.26        0.46
 Net asset value, end of period           $                      35.67       26.94       25.14      23.30      18.01       17.99
 Total Return(2):                         %                      77.87        7.16       15.77      42.00       1.39       35.37
Ratios/Supplemental Data:
 Net assets, end of period (000's)        $                     19,792      19,383      14,350     12,204     13,115       4,274
 Ratios to average net assets:
 Net expenses after expense
  reimbursement(3)(4)                     %                       1.26        1.24        1.23       1.22       1.25        1.23
 Gross expenses prior to expense
   reimbursement(3)                       %                       1.26        1.25        1.31       1.95       1.84        2.84
 Net investment income (loss) after
   expense reimbursement(3)               %                      (1.00)      (0.95)      (0.71)     (0.97)     (0.69)      (0.57)
 Portfolio turnover                       %                        148          55         154        200        153         114



----------
(1) Effective May 24, 1999, ING Pilgrim Investments, Inc. became the Investment Manager of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as sub-adviser and the Fund changed its year end to June 30.


(2) Total return is calculated assuming reinvestment of dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.


(3)  Annualized for periods less than one year.

(4) The Investment Manager has agreed to limit expenses, excluding, interest, taxes, brokerage and extraordinary expenses.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                            ING Pilgrim MidCap Growth Fund    83

                                                                       FINANCIAL
ING PILGRIM SMALLCAP OPPORTUNITIES FUND                               HIGHLIGHTS
--------------------------------------------------------------------------------


For the period ended December 31, 2000, the information in the table below was audited by KPMG LLP, independent auditors.

                                                             April 4, 2000(1)
                                                                   to
                                                            December 31, 2000
                                                            -----------------
Operating performance:
 Net asset value, beginning of the period            $
 Net investment loss                                 $
 Net realized and unrealized gain on investments     $
 Total from investment operations                    $
 Distributions from net realized gain                $
 Total distributions                                 $
 Net asset value, end of the period                  $
 Total return(2)                                     %
Ratios and supplemental data:
 Net assets at the end of the period (000s)          $
 Ratio of expenses to average net assets(3)          %
                                                     %
 Ratio of net investment loss to
  average net assets(3)                              %
 Portfolio turnover                                  %


----------
(1)  Commenced operations on April 4, 2000.

(2) Assumes dividends have been reinvested and does not reflect the effect of sales charges.

(3)  Annualized.

84   ING Pilgrim SmallCap Opportunities Fund

FINANCIAL
HIGHLIGHTS                                      ING PILGRIM SMALLCAP GROWTH FUND
--------------------------------------------------------------------------------


For the year ended June 30, 2000 and the three months ended June 30, 1999, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ending prior to June 30, 1999, the financial information was audited by other independent auditors.

                                              Six months        Year    Three months                               August 31,
                                                ended          ended       ended                                  1995(2) to
                                          December 31, 2000   June 30,    June 30,         Year ended March 31,    March 31,
                                             (Unaudited)        2000      1999(1)       1999      1998      1997     1996
                                             -----------        ----      -------       ----      ----      ----     ----
Per Share Operating Performance:
 Net asset value, beginning of period   $                       21.19      18.56        19.27     13.19     14.16    12.50
 Income from investment operations:
 Net investment income (loss)           $                       (0.21)     (0.06)       (0.15)     0.03     (0.07)   (0.03)
 Net realized and unrealized gains
  (loss) on investments                 $                       10.30       2.69         0.22      6.16     (0.77)    1.69
 Total from investment operations       $                       10.09       2.63         0.07      6.19     (0.84)    1.66
 Less distributions from:
 Net realized gains on investments      $                       10.81         --         0.78      0.11      0.13       --
 Net asset value, end of period         $                       20.47      21.19        18.56     19.27     13.19    14.16
 Total Return(3):                       %                       61.08      14.17         0.96     47.01     (6.03)   13.28
Ratios/Supplemental Data:
 Net assets, end of period (000's)      $                      12,569     11,013        9,107    12,508     1,013      314
 Ratios to average net assets:
 Net expenses after expense
  reimbursement(4)(5)                   %                        1.52       1.45         1.53      1.52      1.51     1.49
 Gross expenses prior to expense
  reimbursement(4)                      %                        1.57       1.49         1.63      2.39     10.79    37.86
 Net investment income (loss) after
  expense reimbursement(4)(5)           %                       (1.21)     (1.21)       (0.97)    (1.52)    (1.02)   (1.05)
 Portfolio turnover                     %                         127         32           90        92       113      130


----------
(1) Effective May 24, 1999, ING Pilgrim Investments, Inc., became the Investment Manager of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as sub-adviser and the Fund changed its year end to June 30.

(2)  Commencement of offering shares.

(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(4)  Annualized for periods less than one year.

(5) The Investment Manager has agreed to limit expenses, excluding, interest, taxes, brokerage and extraordinary expenses.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                          ING Pilgrim SmallCap Growth Fund    85

                                                                       FINANCIAL
ING PILGRIM INTERNATIONAL FUND                                        HIGHLIGHTS
--------------------------------------------------------------------------------


For the period ended December 31, 2000, the information in the table below was audited by PricewaterhouseCoopers LLP, independent auditors.

                                                              Period Ended
                                                                December
                                                                31, 2000
                                                                --------
Operating performance:
 Net asset value, beginning of the period           $
 Net investment income (loss)                       $
 Net realized and unrealized gain on investments    $
 Total from investment operations                   $
 Dividends from net investment income               $
 Distributions from net realized gain               $
 Total distributions                                $
 Net asset value, end of the period                 $
 Total return(2)                                    %
Ratios and supplemental data:
 Net assets at the end of the period (000s)         $
 Ratio of expenses to average net assets(3)         %
                                                    %
 Ratio of net investment income (loss) to
  average net assets(3)                             %
 Portfolio turnover                                 %

----------
(1)  Commenced operations on , 2000.

(2) Assumes dividends have been reinvested and does not reflect the effect of sales charges.

(3)  Annualized.


86   ING Pilgrim International Fund

FINANCIAL
HIGHLIGHTS                                     ING PILGRIM WORLDWIDE GROWTH FUND
--------------------------------------------------------------------------------


For the period ended October 31, 2000, the information in the table below has been audited by PricewaterhouseCoopers LLP , independent auditors. For all periods ending prior to October 31, 2000, the financial information was audited by other independent auditors.

                                              Period        Year     Three months                                August 31,
                                              ended        ended        ended                                    1995(3) to
                                            October 31,   June 30,     June 30,        Year ended March 31,       March 31,
                                              2000(1)       2000       1999(2)       1999      1998      1997       1996
                                              -------       ----       -------       ----      ----      ----       ----
Per Share Operating Performance:
 Net asset value, beginning of period   $                  27.12        24.59       19.63     15.00      13.27      12.50
 Income from investment operations:
 Net investment income (loss)           $                  (0.16)        0.01        0.22     (0.11)      0.01      (0.04)
 Net realized and unrealized gains
  (loss) on investments                 $                  11.11         2.52        6.15       5.29      1.72       0.81
 Total from investment operations       $                  10.95         2.53        6.37       5.18      1.73       0.77
 Less distributions from:
 Net investment income                  $                     --           --        0.15        --         --         --
 Net realized gains on investments      $                   3.54           --        1.26       0.55        --         --
 Net asset value, end of period         $                  34.53        27.12       24.59      19.63     15.00      13.27
 Total Return(4):                       %                  42.63        10.29       33.97      35.11     12.87       6.32
Ratios/Supplemental Data:
 Net assets, end of period (000's)      $                 54,418       14,870       7,320        645       642          1
 Ratios to average net assets:
 Net expenses after expense
  reimbursement(5)(6)                   %                   1.57         1.55        1.59       1.61      1.61       1.60
 Gross expenses prior to expense
  reimbursement(5)                      %                   1.57         1.55        1.76       3.75     34.99   3,232.53
 Net investment income (loss) after
  expense reimbursement(5)(6)           %                  (0.69)        0.17        0.17      (0.47)    (0.91)     (0.50)
 Portfolio turnover                     %                    169           57         247        202       182        132

----------
(1)  The Fund Changed its year end from June 30 to October 31.

(2) Effective May 24, 1999, ING Pilgrim Investments, Inc., became the Investment Manager of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as sub-adviser and the Fund changed its year end to June 30.

(3)  Commencement of offering shares.

(4) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(5)  Annualized for periods less than one year.

(6) The Investment Manager has agreed to limit expenses, excluding, interest, taxes, brokerage and extraordinary expenses.


                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                         ING Pilgrim Worldwide Growth Fund    87

                                                                       FINANCIAL
ING PILGRIM INTERNATIONAL VALUE FUND                                  HIGHLIGHTS
--------------------------------------------------------------------------------


For the period ended October 31, 2000, the information in the table below has been audited by PricewaterhouseCoopers LLP, independent auditors.

                                                                   Period
                                                                    ended
                                                             October 31, 2000(1)
                                                             -------------------
Operating performance:
 Net asset value, beginning of the period               $
 Net investment income                                  $
 Net realized and unrealized loss on investments        $
 Total from investment operations                       $
 Distributions from net realized gain                   $
 Total distributions                                    $
 Net asset value, end of the period                     $
 Total return(2)                                        %
Ratios and supplemental data:
 Net assets, end of the period (000's)                  $
 Ratio of expenses to average net assets                %
 Ratio of net investment income to average net assets   %
 Portfolio turnover                                     %


----------
(1)  Class Q commenced operations on January 25, 2000.


(2) Assumes dividends have been reinvested and does not reflect the effects of sales charges.

(3)  Annualized.


88   ING Pilgrim International Value Fund

FINANCIAL
HIGHLIGHTS                            ING PILGRIM INTERNATIONAL CORE GROWTH FUND
--------------------------------------------------------------------------------


For the period ended October 31, 2000, the information in the table below has been audited by PricewaterhouseCoopers LLP, independent auditors. For all periods ending prior to October 31, 2000, the financial information was audited by another independent auditors.

                                                Period        Year    Three months                        February 28,
                                                ended        ended        ended                            1997(3) to
                                              October 31,   June 30,    June 30,    Year ended March 31,    March 31,
                                                2000(1)       2000        1999(2)     1999       1998         1997
                                                -------       ----        -------     ----       ----         ----
Per Share Operating Performance:
 Net asset value, beginning of period      $                 19.63        18.36       17.43      12.75        12.50
 Income from investment operations:
 Net investment income (loss)              $                 (0.17)        0.04        0.09      (0.04)          --
 Net realized and unrealized gains
  on investments                           $                  6.48         1.23        0.97       4.72         0.25
 Total from investment operations          $                  6.31         1.27        1.06       4.68         0.25
 Less distributions from:
 Net investment income                     $                    --           --        0.13         --           --
 Net realized gains on investments         $                  1.16           --          --         --           --
 Net asset value, end of period            $                 24.78        19.63       18.36      17.43        12.75
 Total Return(4):                          %                 32.56         6.92        6.11      36.63         2.00
Ratios/Supplemental Data:
 Net assets, end of period (000's)         $                16,567        9,390      11,268      1,719            1
 Ratios to average net assets:
 Net expenses after expense
  reimbursement(5)(6)                      %                  1.75         1.54        1.63       1.66         0.00
 Gross expenses prior to expense
  reimbursement(5)                         %                  2.06         1.63        1.87       3.18     2,667.07
 Net investment income (loss) after
  expense reimbursement(5)(6)              %                 (0.73)        0.73       (0.27)     (0.47)        0.00
 Portfolio turnover                        %                   200           67         214        274           76

----------
(1)  The Fund changed its year end from June 30 to October 31.

(2) Effective May 24, 1999, ING Pilgrim Investments, Inc., became the Investment Manager of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as sub-adviser and the Fund changed its year end to June 30.

(3)  The Fund commenced operations on February 28, 1997.

(4) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(5)  Annualized for periods less than one year.

(6) The Investment Manager has agreed to limit expenses, excluding, interest, taxes, brokerage and extraordinary expenses.


                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                ING Pilgrim International Core Growth Fund    89

                                                                       FINANCIAL
ING PILGRIM GNMA INCOME FUND                                          HIGHLIGHTS
--------------------------------------------------------------------------------


For the period ended December 31, 2000, the information in the table below was audited by KPMG LLP, independent auditors.

                                                                 Period Ended
                                                                   December
                                                                   31, 2000
                                                                   --------
Operating performance:
 Net asset value, beginning of the period                $
 Net investment income (loss)                            $
 Net realized and unrealized gain on investments         $
 Total from investment operations                        $
 Dividends from net investment income                    $
 Distributions from net realized gain                    $
 Total distributions                                     $
 Net asset value, end of the period                      $
 Total return(2)                                         %
Ratios and supplemental data:
 Net assets at the end of the period (000s)              $
 Ratio of expenses to average net assets(3)              %
                                                         %
 Ratio of net investment income (loss) to
  average net assets(3)                                  %
 Portfolio turnover                                      %

----------
(1)   Commenced operations on _________, 2000.

(2) Assumes dividends have been reinvested and does not reflect the effect of sales charges.

(3)  Annualized.


90   ING Pilgrim GNMA Income Fund

FINANCIAL
HIGHLIGHTS                        ING PILGRIM INTERNATIONAL SMALLCAP GROWTH FUND
--------------------------------------------------------------------------------


For the period ended October 31, 2000, the information in the table below has been audited by PricewaterhouseCoopers LLP, independent auditors. For all periods ending prior to October 31, 2000, the financial information was audited by other independent auditors.

                                             Period         Year    Three months                                   August 31,
                                              ended         ended      ended                                       1995(3) to
                                            October 31,    June 30,   June 30,          Year ended March 31,        March 31,
                                              2000(1)        2000      1999(2)       1999      1998       1997        1996
                                              -------        ----      -------       ----      ----       ----        ----
Per Share Operating Performance:
 Net asset value, beginning of period     $                 25.16      22.23        19.18      14.01      13.52       12.50
 Income from investment operations:
 Net investment income (loss)             $                 (0.21)     (0.03)       (0.02)      0.05      (0.06)       0.01
 Net realized and unrealized gains
  on investments                          $                 20.53       2.96         3.36       5.12       2.01        1.01
 Total from investment operations         $                 20.32       2.93         3.34       5.17       1.95        1.02
 Less distributions from:
 Net investment income                    $                   --          --         0.09         --         --          --
 Net realized gains on investments        $                  2.18         --         0.20         --       1.46          --
 Net asset value, end of period           $                 43.30      25.16        22.23      19.18      14.01       13.52
 Total Return(4):                         %                 82.99      13.18        17.61      36.90      15.03        8.16
Ratios/Supplemental Data:
 Net assets, end of period (000's)        $               163,843     42,881       32,819      8,810         42          19
 Ratios to average net assets:
 Net expenses after expense
  reimbursement(5)(6)                     %                  1.57       1.65         1.65       1.66       1.66        1.65
 Gross expenses prior to expense
  reimbursement(5)                        %                  1.57       1.67         1.80       6.15     151.33      531.72
 Net investment income (loss) after
  expense reimbursement(5)(6)             %                 (0.66)     (0.50)       (0.50)     (0.43)     (0.64)       0.33
 Portfolio turnover                       %                   164         44          146        198        206         141

----------
(1)  The Fund changed its year end from June 30 to October 31.

(2) Effective May 24, 1999, ING Pilgrim Investments, Inc., became the Investment Manager of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as sub-adviser and the Fund changed its year end to June 30.

(3)  Commencement of offering shares.

(4) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(5)  Annualized for periods less than one year.

(6) The Investment Manager has agreed to limit expenses, excluding, interest, taxes, brokerage and extraordinary expenses.


                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                            ING Pilgrim International SmallCap Growth Fund    91

                                                                       FINANCIAL
ING PILGRIM EMERGING COUNTRIES FUND                                   HIGHLIGHTS
--------------------------------------------------------------------------------


For the period ended October 31, 2000, the information in the table below has been audited by PricewaterhouseCoopers LLP, independent auditors. For all periods ending prior to October 31, 2000, the financial information was audited by other independent auditors.

                                                Period      Year     Three months                                  August 31,
                                                ended       ended       ended                                      1995(3) to
                                              October 31,  June 30,    June 30,          Year Ended March 31,       March 31,
                                                2000(1)      2000      1999(2)      1999       1998        1997       1996
                                                -------      ----      -------      ----       ----        ----       ----
Per Share Operating Performance:
 Net asset value, beginning of period    $                  17.20       13.79      17.76       16.47       13.18      12.50
 Income from investment operations:
 Net investment income (loss)            $                  (0.16)      (0.04)     (0.01)       0.07       (0.04)      0.01
 Net realized and unrealized gains
  (loss) on investments                  $                   3.70        3.45      (3.78)       1.33        3.37       0.67
 Total from investment operations        $                   3.54        3.41      (3.79)       1.40        3.33       0.68
 Less distributions from:
 Net investment income                   $                     --          --       0.18          --          --         --
 Net realized gains on investments       $                     --          --         --        0.11        0.04         --
 Net asset value, end of                 $                  20.74       17.20      13.79       17.76       16.47      13.18
 Total Return(4):                        %                  20.58       24.73     (21.42)       8.60       25.29       5.44
Ratios/Supplemental Data:
 Net assets, end of period (000's)       $                119,251      79,130     53,125      46,711       8,660        350
 Ratio to average net assets:
 Net expenses after expense
  reimbursement(5)(6)                    %                   2.09        1.90       1.94        1.91        1.91       1.90
 Gross expenses prior to expense
  reimbursement(5)                       %                   2.24        2.43       2.23        2.43        4.20      44.24
 Net investment income (loss) after
  expense reimbursement(5)(6)            %                  (1.05)      (1.07)     (0.01)       1.06       (0.87)      0.47
Portfolio turnover                       %                    211          67        213         243         176        118

----------
(1)  The Fund changed its year end from June 30 to October 31.

(2) Effective May 24, 1999, ING Pilgrim Investments, Inc., became the Investment Manager of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as sub-advisor and the Fund changed its year end to June 30.

(3)  Commencement of offering shares.

(4) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(5)  Annualized for periods less than one year.

(6) The Investment Manager has agreed to limit expenses, excluding, interest, taxes, brokerage and extraordinary expenses.


92    ING Pilgrim Emerging Countries Fund

FINANCIAL
HIGHLIGHTS                                        ING PILGRIM GLOBAL INCOME FUND
--------------------------------------------------------------------------------


For the period ended December 31, 2000, the information in the table below was audited by KPMG LLP, independent auditors.

                                                                   Period Ended
                                                                     December
                                                                     31, 2000
                                                                     --------
Operating performance:
 Net asset value, beginning of the period            $
 Net investment income (loss)                        $
 Net realized and unrealized gain on investments     $
 Total from investment operations                    $
 Dividends from net investment income                $
 Distributions from net realized gain                $
 Total distributions                                 $
 Net asset value, end of the period                  $
 Total return(2)                                     %
Ratios and supplemental data:
 Net assets at the end of the period (000s)          $
 Ratio of expenses to average net assets(3)          %
                                                     %
 Ratio of net investment income (loss) to
  average net assets(3)                              %
 Portfolio turnover                                  %

----------
(1)  Commenced operations on ______________, 2000.

(2) Assumes dividends have been reinvested and does not reflect the effect of sales charges.

(3)  Annualized.


                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                            ING Pilgrim Global Income Fund    93

                                                                       FINANCIAL
ING PILGRIM GOVERNMENT SECURITIES INCOME FUND                         HIGHLIGHTS
--------------------------------------------------------------------------------


For the period ended June 30, 2000, the information in the table below has been audited by KPMG LLP, independent auditors.

                                                    Six months         April 5,
                                                       ended          2000(1) to
                                                 December 31, 2000     June 30,
                                                    (Unaudited)          2000
                                                    -----------          ----
Per Share Operating Performance:
 Net asset value, beginning of period        $                           11.88
 Income from investment operations:
 Net investment income                       $                            0.15
 Net realized and unrealized (loss)
  on investments                             $                            0.03
 Total from investment operations            $                            0.18
 Less distributions from:
 Net investment income                       $                           (0.12)
 Net realized gains on investments           $                              --
 Net asset value, end of period              $                           11.94
 Total Return(2):                            %                            0.94
Ratios/Supplemental Data:
 Net assets, end of period (000's)           $                              22
 Ratios to average net assets:
 Net expenses after expense
  reimbursement(3)(4)                        %                            1.35
 Gross expenses prior to expense
  reimbursement(3)                           %                            1.35
 Net investment income (loss) after
  expense reimbursement(3)(4)                %                            5.87
 Portfolio turnover                          %                              44

----------
(1)  Commencement of offering shares.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4) The Investment Manager has agreed to limit expenses, excluding, interest, taxes, brokerage and extraordinary expenses.


94    ING Pilgrim Government Securities Income Fund

FINANCIAL
HIGHLIGHTS                                     ING PILGRIM STRATEGIC INCOME FUND
--------------------------------------------------------------------------------


For the year ended June 30, 2000 and the three months ended June 30, 1999, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ending prior to June 30, 1999, the financial information was audited by another independent auditors.

                                                         Six months           Year       Three months      July 27
                                                            ended             ended         ended        1998(1) to
                                                      December 31, 2000     June 30,       June 30,       March 31,
                                                         (Unaudited)          2000         1999(2)          1999
                                                         -----------          ----         -------          ----
Per Share Operating Performance:
 Net asset value, beginning of period                 $                       11.99         12.26          12.43
 Income from investment operations:
 Net investment income                                $                        0.94          0.25           0.48
 Net realized and unrealized (loss) on .
  investments                                         $                       (0.54)        (0.38)         (0.04)
 Total from investment operations                     $                        0.40         (0.13)          0.44
 Less distributions from:
 Net investment income                                $                        0.94          0.14           0.50
 Net realized gains on investments                    $                          --            --           0.11
 Net asset value, end of period                       $                       11.45         11.99          12.26
 Total Return(3):                                     %                        3.55          1.16           5.78
Ratios/Supplemental Data:
 Net assets, end of period (000's)                    $                         228           171            314
 Ratios to average net assets:
 Net expenses after expense reimbursement(4)(5)       %                        0.86          0.71           0.69
 Gross expenses prior to expense reimbursement(4)     %                        2.54          1.37           1.74
 Net investment income (loss) after expense
  reimbursement(4)(5)                                 %                        7.79          6.07           6.03
 Portfolio turnover                                   %                         168            69            274


----------
(1)  The Fund commenced operations on July 27, 1998.

(2) Effective May 24, 1999, ING Pilgrim Investments, Inc., became the Investment Manager of the Fund and the Fund changed its year end to June 30.


(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.


(4)  Annualized for periods less than one year.

(5) The Investment Manager has agreed to limit expenses, excluding, interest, taxes, brokerage and extraordinary expenses.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                         ING Pilgrim Strategic Income Fund    95

                                                                       FINANCIAL
ING PILGRIM HIGH YIELD FUND                                           HIGHLIGHTS
--------------------------------------------------------------------------------


For the year ended June 30, 2000 and the period ending June 30, 1999, the information in the table below has been audited by KPMG LLP, independent auditors.

                                              Six months         Year       From June 17
                                                ended            ended          thru
                                          December 31, 2000     June 30,       June 30,
                                             (Unaudited)          2000         1999(1)
                                             -----------          ----         -------
Per Share Operating Performance:
 Net asset value, beginning of period    $                        5.93          5.91
 Income (loss) from investment
  operations:
 Net investment income                   $                        0.60          0.02
 Net realized and unrealized gain
  (loss) on investments                  $                       (0.33)           --
 Total from investment operation         $                       (0.27)         0.02
 Less distributions from:
 Net investment income                   $                        0.60            --
 Realized capital gains                  $                          --            --
 Total distributions                     $                        0.60            --
 Net asset value, end of period          $                        5.60          5.93
 Total Return(2):                        %                       (5.29)         0.34
Ratios/Supplemental Data:
 Net assets, end of period (000's)       $                          --            --
 Ratios to average net assets:
 Net expenses after expense
  reimbursement(3)(4)                    %                        1.05            --
 Gross expenses prior to expense
  reimbursement(3)                       %                        1.17            --
 Net investment income (loss) after
  expense reimbursement(3)(4)            %                       10.41            --
 Portfolio turnover rate                 %                          89           184

----------
(1)  Commencement of offering shares.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return information for less than one year is not annualized.

(3   Annualized for periods less than one year.

(4) The Investment Manager has agreed to limit expenses, excluding, interest, taxes, brokerage and extraordinary expenses.


96    ING Pilgrim High Yield Fund

FINANCIAL
HIGHLIGHTS                                        ING PILGRIM HIGH YIELD FUND II
--------------------------------------------------------------------------------


For the year ended June 30, 2000 and the three months ended June 30, 1999, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ending prior to June 30, 1999, the financial information was audited by another independent auditors.

                                                 Six months          Year    Three months   Year        March 27,
                                                    ended           ended       ended       ended      1998(1) to
                                              December 31, 2000    June 30,    June 30,    March 31,    March 31,
                                                 (Unaudited)         2000      1999(2)       1999         1998
                                                 -----------         ----      -------       ----         ----
Per Share Operating Performance:
 Net asset value, beginning of period         $                     11.59        11.68       12.72        12.70
 Income from investment operations:
 Net investment income (loss)                 $                      1.20         0.30        1.16         0.01
 Net realized and unrealized gains (loss)
  on securities and foreign currency          $                     (0.76)       (0.11)      (1.01)         0.01
 Total from investment operations             $                      0.44         0.19        0.15         0.02
 Less distributions from:
 Net investment income                        $                     (1.21)        0.28        1.19          --
 Net asset value, end of period               $                     10.82        11.59       11.68        12.72
 Total Return(3):                             %                      4.04         1.63        1.40         0.16
Ratios/Supplemental Data:
 Net assets, end of period (000's)            $                     6,882        3,229       6,502          567
 Ratios to average net assets:
 Net expenses after expense
  reimbursement(4)(5)                         %                      1.08         0.90        0.87         0.97
 Gross expenses prior to expense
  reimbursement(4)                            %                      1.27         1.17        1.28         0.97
 Net investment income (loss) after
  expense reimbursement(4)(5)                 %                     10.73         9.88       10.01         7.53
 Portfolio turnover                           %                       113           44         242          484

----------
(1)  The Fund commenced operations on March 27, 1998.

(2) Effective May 24, 1999, ING Pilgrim Investments, Inc., became the Investment Manager of the Fund and the Fund changed its year end to June 30.

(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(4)  Annualized for periods less than one year

(5) The Investment Manager has agreed to limit expenses, excluding, interest, taxes, brokerage and extraordinary expenses


                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                            ING Pilgrim High Yield Fund II    97

                                                                       FINANCIAL
ING PILGRIM BALANCED FUND                                             HIGHLIGHTS
--------------------------------------------------------------------------------


For the year ended June 30, 2000 and the three months ended June 30, 1999, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ending prior to June 30, 1999, the financial information was audited by other independent auditors.

                                                Six months       Year     Three months                            August 31,
                                                  ended          ended       ended                                1995(1) to
                                            December 31, 2000   June 30,    June 30,      Year ended March 31,     March 31,
                                               (Unaudited)        2000       1999(2)     1999      1998    1997      1996
                                               -----------        ----       -------     ----      ----    ----      ----
Per Share Operating Performance:
 Net asset value, beginning of period    $                       19.04        18.85      18.48    13.42   12.69      12.50
 Income from investment operations:
 Net investment income                   $                        0.54         0.11       0.44     0.30    0.24       0.15
 Net realized and unrealized gains on
  investments                            $                       (0.57)        0.16       2.50     5.07    0.73       0.19
 Total from investment operations        $                       (0.03)        0.27       2.94     5.37    0.97       0.34
 Less distributions from:
 Net investment income                   $                        0.40         0.08       0.50     0.31    0.24       0.15
 Net realized gains on investments       $                        3.67           --       2.07       --      --         --
 Net asset value, end of period          $                       14.94        19.04      18.85    18.48   13.42      12.69
 Total Return(3):                        %                       (0.60)        1.44      17.49    40.21    7.60       2.77
Ratio/Supplemental Data:
 Net assets, end of period (in
  thousands)                             $                         230          190        176      166      73          1
 Ratio to average net assets:
 Net expenses after expense
  reimbursement(4)(5)                    %                        1.30         1.25       1.25     1.26    1.26       1.25
 Gross expenses prior to expense
  reimbursement(4)                       %                        1.51         1.51       1.63    11.28  126.75   3,094.48
 Net investment income (loss) after
  expense reimbursement(4)(5)            %                        3.36         2.30       2.41     4.09    2.15       2.16
 Portfolio turnover                      %                         173           63        165      260     213        197

----------
(1)  Commencement of offering of shares.

(2) Effective May 24, 1999, ING Pilgrim Investments, Inc., became the Investment Manager of the Fund and the Fund changed its year end to June 30.

(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(4)  Annualized for periods less than one year.

(5) The Investment Manager has agreed to limit expenses, excluding, interest, taxes, brokerage and extraordinary expenses.


98   ING Pilgrim Balanced Fund

FINANCIAL
HIGHLIGHTS                                          ING PILGRIM CONVERTIBLE FUND
--------------------------------------------------------------------------------


For the year ended June 30, 2000 and the three months ended June 30, 1999, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ending prior to June 30, 1999, the financial information was audited by other independent auditors.

                                               Six months         Year    Three months                                 August 31,
                                                 ended           ended       ended                                    1995(2) to
                                           December 31, 2000    June 30,    June 30,        Year ended March 31,       March 31,
                                              (Unaudited)         2000      1999(1)      1999       1998      1997       1996
                                              -----------         ----      -------      ----       ----      ----       ----
Per Share Operating Performance:
 Net asset value, beginning of period   $                        22.51       21.22      18.47      15.19      13.72      12.50
 Income from investment operations:
 Net investment income (loss)           $                         0.44        0.09       0.43       0.48       0.42       0.17
 Net realized and unrealized gains
  (loss) on investments                 $                         7.82        1.31       3.09       4.19       1.50       1.22
 Total from investment operations       $                         8.26        1.40       3.52       4.67       1.92       1.39
 Less distributions from:
 Net investment income                  $                        (0.35)       0.11       0.46       0.48       0.42       0.17
 Net realized gains on investments      $                        (3.57)         --        0.31       0.91       0.03        --
 Net asset value, end of period         $                        26.85       22.51      21.22      18.47      15.19      13.72
 Total Return(3):                       %                        40.36        6.62      19.66      31.54      14.13      11.13
Ratios/Supplemental Data:
 Net assets, end of period (in
  thousands)                            $                       56,165      17,537      8,741      7,080      4,599      1,085
 Ratio to average net assets:
 Net expenses after expense
  reimbursement(4)(5)                   %                         1.25        1.23       1.23       1.22       1.25       1.25
 Gross expenses prior to expense
  reimbursement(4)                      %                         1.25        1.23       1.35       2.35       2.90       9.21
 Net investment income (loss) after
  expense reimbursement(4)(5)           %                         1.88        2.04       2.37       5.99       3.29       3.59
 Portfolio turnover                     %                          129          28        138        160        167        145


----------
(1) Effective May 24, 1999, ING Pilgrim Investments, Inc., became the Investment Manager of the Fund and the Fund changed its year end to June 30.

(2)  Commencement of offering shares.

(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(4)  Annualized for periods less than one year.

(5) The Investment Manager has agreed to limit expenses, excluding, interest, taxes, brokerage and extraordinary expenses.


                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                              ING Pilgrim Convertible Fund    99

WHERE TO GO FOR MORE INFORMATION

You'll find more information about the ING Pilgrim Funds in our:

ANNUAL/SEMI-ANNUAL REPORTS

Includes a discussion of recent market conditions and investment strategies that significantly affected performance, the financial statements and the auditors' reports (in annual report only).

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the ING Pilgrim Funds. The SAI is legally part of this prospectus (it is incorporated by reference). A copy has been filed with the Securities and Exchange Commission (SEC).

Please write or call for a free copy of the current Annual/Semi-Annual reports, the SAI or other Fund information, or to make shareholder inquiries:

The ING Pilgrim Funds
7337 East Doubletree Ranch Road
Scottsdale, AZ 85258-2034

1-800-992-0180

Or visit our website at www.pilgrimfunds.com

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC's Public Reference Room in Washington, D.C. or call 202-942-8090. Otherwise, you may obtain the information for a fee by contacting the SEC at:

Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-0102

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC's Internet website at http://www.sec.gov

When contacting the SEC, you will want to refer to the Fund's SEC file number. The file numbers are as follows:

ING Pilgrim Growth Opportunities Fund                       811-4431
ING Pilgrim Equity Trust                                    811-8817
ING Pilgrim Mayflower Trust                                 811-7978
ING Pilgrim SmallCap Opportunities Fund                     811-4434
ING Pilgrim Advisory Funds, Inc.                            811-9040
ING Pilgrim Government Securities Income Fund, Inc.         811-4031
ING Pilgrim Investment Funds, Inc.                          811-1939
ING Pilgrim Mutual Funds                                    811-7428
ING Pilgrim Growth and Income Fund, Inc.                    811-0865
ING Pilgrim International Fund, Inc.                        811-8172
ING Pilgrim GNMA Income Fund, Inc.                          811-2401
ING Pilgrim Global Income Fund                              811-4675

QPROSxxxxxx-xxxxxx

                         GRAPHICS DESCRIPTION APPENDIX


The cover of the prospectuses has an image of the earth set behind the type similar to a watermark that crosses over on both the front and back cover pages.

There are four icon sized graphics used throughout the prospectus as follows:

1. In the sections describing the Objective of the Funds, the graphic icon is that of a dart in the bullseye of a target.

2. In the sections describing the Investment Strategy of the Funds, the graphic icon is that of a compass pointing due north.

3. In the sections describing the Risks of the Funds, the graphic icon is that of an old fashioned scale tilting heavy on the left side.

4. In the sections describing the Performance history of the Funds, the graphic icon is that of a stack of US currency bills.

5. On the bottom footer of every odd numbered page (right hand page), the graphic icon is that of a telephone by the 800 number of the fund to call for information.

                       STATEMENT OF ADDITIONAL INFORMATION
                          7337 E. Doubletree Ranch Road
                            Scottsdale, Arizona 85258
                                 (800) 992-0180

                                  March 1, 2001

                        ING PILGRIM ADVISORY FUNDS, INC.
                      ING Pilgrim Asia-Pacific Equity Fund
                          ING Pilgrim MidCap Value Fund
                        ING Pilgrim LargeCap Leaders Fund

                       ING PILGRIM INVESTMENT FUNDS, INC.
                            ING Pilgrim MagnaCap Fund
                           ING Pilgrim High Yield Fund

                     ING PILGRIM BANK AND THRIFT FUND, INC.
                        ING Pilgrim Bank and Thrift Fund

               ING PILGRIM GOVERNMENT SECURITIES INCOME FUND, INC.
                  ING Pilgrim Government Securities Income Fund

                            ING PILGRIM MUTUAL FUNDS
                   ING Pilgrim International Core Growth Fund
                        ING Pilgrim Worldwide Growth Fund
                 ING Pilgrim International SmallCap Growth Fund
                       ING Pilgrim Emerging Countries Fund
                        ING Pilgrim LargeCap Growth Fund
                         ING Pilgrim MidCap Growth Fund
                        ING Pilgrim SmallCap Growth Fund
                          ING Pilgrim Convertible Fund
                            ING Pilgrim Balanced Fund
                         ING Pilgrim High Yield Fund II
                        ING Pilgrim Strategic Income Fund
                            Pilgrim Money Market Fund

                     ING PILGRIM SMALLCAP OPPORTUNITIES FUND
                     ING Pilgrim SmallCap Opportunities Fund

                      ING PILGRIM GROWTH OPPORTUNITIES FUND
                      ING Pilgrim Growth Opportunities Fund

                            ING PILGRIM EQUITY TRUST
                      ING Pilgrim MidCap Opportunities Fund

                           ING PILGRIM MAYFLOWER TRUST
                     ING Pilgrim Emerging Markets Value Fund
                         ING Pilgrim Growth + Value Fund
                       ING Pilgrim High Total Return Fund
                      ING Pilgrim High Total Return Fund II
                      ING Pilgrim International Value Fund
                    ING Pilgrim Research Enhanced Index Fund

                               TABLE OF CONTENTS

ORGANIZATION OF THE REGISTRANTS.............................................   1

MANAGEMENT OF THE FUNDS.....................................................   5

INVESTMENT MANAGER FEES.....................................................  13

EXPENSE LIMITATION AGREEMENTS...............................................  25

RULE 12b-1 PLANS............................................................  28

SUPPLEMENTAL DESCRIPTION OF INVESTMENTS.....................................  36

INVESTMENT RESTRICTIONS.....................................................  79

PORTFOLIO TRANSACTIONS......................................................  97

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION.............................. 101

DETERMINATION OF SHARE PRICE................................................ 107

SHAREHOLDER INFORMATION..................................................... 108

SHAREHOLDER SERVICES AND PRIVILEGES......................................... 109

DISTRIBUTIONS............................................................... 111

TAX CONSIDERATIONS.......................................................... 112

CALCULATION OF PERFORMANCE DATA............................................. 118

GENERAL INFORMATION......................................................... 125

FINANCIAL STATEMENTS........................................................ 127

         This Statement of Additional Information ("SAI") relates to each series (each a "Fund" and collectively the "Funds") of each Registrant (each a "Company") listed above. Prospectuses for the Funds, dated March 1, 2001, which provide the basic information you should know before investing in the Funds, may be obtained without charge from the Funds or the Funds' Principal Underwriter, ING Pilgrim Securities, Inc. ("ING Pilgrim Securities" or the "Distributor"), at the address listed above. This Statement of Additional Information is not a prospectus and it should be read in conjunction with the Prospectuses, dated March 1, 2001, which have been filed with the Securities and Exchange Commission ("SEC"). In addition, the financial statements from the Funds' Annual Report dated December 31, 2000 (SmallCap Opportunities Fund, Growth Opportunities Fund, and Equity Trust), the Annual Report dated October 31, 2000 (Mayflower Trust) and the Annual Report dated June 30, 2000 (Advisory Funds, Inc., Investment Funds, Bank and Thrift Fund, Government Securities Income Fund, and ING Pilgrim Mutual Funds) are incorporated herein by reference. Copies of the Funds' Prospectuses and Annual or Semi-Annual Reports may be obtained without charge by contacting ING Pilgrim Funds at the address and phone number written above.

                         ORGANIZATION OF THE REGISTRANTS

ING PILGRIM ADVISORY FUNDS

     ING Pilgrim Advisory Funds, Inc. ("Advisory Funds") is a Maryland corporation registered as an open-end, diversified management investment company. Advisory Funds was organized in April 1985. The Company currently consists of three separate diversified investment funds: ING Pilgrim Asia-Pacific Equity Fund ("Asia-Pacific Equity Fund"), ING Pilgrim MidCap Value Fund ("MidCap Value Fund") and ING Pilgrim LargeCap Leaders Fund ("LargeCap Leaders Fund"), each with its own investment objective and policies.

     On November 16, 1998, the name of Pilgrim Advisory Funds, Inc. was changed from "Pilgrim America Masters Series, Inc.," and the names of the Funds were changed from "Pilgrim America Masters Asia-Pacific Equity Fund," "Pilgrim America Masters MidCap Value Fund," and "Pilgrim America Masters LargeCap Value Fund" to "Pilgrim Asia-Pacific Equity Fund," "Pilgrim MidCap Value Fund," and "Pilgrim LargeCap Leaders Fund."

     On __________________, the name of ING Pilgrim Advisory Funds, Inc. was changed from "Pilgrim Advisory Funds, Inc." and the names of the Funds were changed from Pilgrim Asia-Pacific Equity Fund, Pilgrim MidCap Value Fund and Pilgrim LargeCap Leaders Fund to "ING Pilgrim Asia-Pacific Equity Fund," "ING Pilgrim MidCap Value Fund," and "ING Pilgrim LargeCap Leaders Fund."

     The Directors have approved an Agreement and Plan of Reorganization for MidCap Value Fund that, if approved by shareholders of MidCap Value Fund, will result in the reorganization of Pilgrim MidCap Value Fund into the Pilgrim MagnaCap Fund series of Pilgrim Investment Funds, Inc. It is expected that shareholder approval of the Agreement and Plan of Reorganization will be sought in the near future.

ING PILGRIM INVESTMENT FUNDS

     ING Pilgrim Investment Funds, Inc. ("Investment Funds") is a Maryland corporation registered as an open-end, diversified management investment company. Investment Funds was organized in July 1969. The Company currently consists of two separate diversified investment funds: ING Pilgrim MagnaCap Fund ("MagnaCap Fund") and ING Pilgrim High Yield Fund ("High Yield Fund").

     On August 18, 1989, shareholders of the High Yield Fund approved a proposal to reorganize the High Yield Fund from a New York common law trust to a series of Pilgrim High Yield Trust, a Massachusetts business trust. Effective January 18, 1990, Pilgrim High Yield Trust changed its name to Pilgrim Strategic Investment Series ("PSIS") and the High Yield Fund became a series of PSIS. Subsequently, on April 4, 1995, shareholders approved a proposal to reorganize High Yield Fund from a series of PSIS to a series of the Company, a Maryland corporation, in connection with the sale by the former Pilgrim Management Corporation of its name and its books and records related to the Fund to a subsidiary of Pilgrim America Capital Corporation (formerly Express America Holdings Corporation). This reorganization, while having no ramifications with respect to the investment objectives, policies, or restrictions of the High Yield Fund, did result in a change of manager and distributor.

     On July 14, 1995, Investments Funds' name was changed from "Pilgrim Investment Funds, Inc." to "Pilgrim America Investment Funds, Inc.," MagnaCap Fund's name was changed from "Pilgrim MagnaCap Fund" to "Pilgrim America MagnaCap Fund," and High Yield Fund's name was changed from "Pilgrim High Yield Fund" to "Pilgrim America High Yield Fund." On November 16, 1998, the name of the Investments Funds became "Pilgrim Investment Funds, Inc.," the name of
MagnaCap Fund became "Pilgrim MagnaCap Fund," and the name of High Yield Fund became "Pilgrim High Yield Fund." On __________________, the name of Investment Funds was changed from "Pilgrim Investment Funds, Inc." to "ING Pilgrim
Investment Funds, Inc." On _______________, the name of MagnaCap Fund was changed from "Pilgrim MagnaCap Fund," to "ING Pilgrim MagnaCap Fund" and High Yield Fund was changed from "Pilgrim High Yield Fund" to "ING Pilgrim High Yield Fund."

ING PILGRIM MUTUAL FUNDS

     ING Pilgrim Mutual Funds is a Delaware business trust registered as an open-end, diversified management investment company. The Trust was organized in 1992. Prior to a reorganization of the Trust, which became effective on July 24, 1998 (the "Reorganization"), the Trust offered shares in a number of separate diversified portfolios, each of which invested all of its assets in a corresponding master fund of Nicholas-Applegate Investment Trust (the "Master Trust"). The Reorganization eliminated this two-tiered "master-feeder" structure.

     On  March   15,   1999,   the  name  of  the   Trust   was   changed   from
"Nicholas-Applegate Mutual Funds," and the name of each Fund (except the Money Market Fund, which is a new fund) was changed as follows:

OLD NAME                                                             NEW NAME
--------                                                             --------
Nicholas-Applegate International Core Growth Fund                    Pilgrim International Core Growth Fund
Nicholas-Applegate Worldwide Growth Fund                             Pilgrim Worldwide Growth Fund
Nicholas-Applegate International Small Cap Growth Fund               Pilgrim International SmallCap Growth Fund
Nicholas-Applegate Emerging Countries Fund                           Pilgrim Emerging Countries Fund
Nicholas-Applegate Large Cap Growth Fund                             Pilgrim Large Cap Growth Fund
Nicholas-Applegate Mid Cap Growth Fund                               Pilgrim MidCap Growth Fund
Nicholas-Applegate Small Cap Growth Fund                             Pilgrim SmallCap Growth Fund
Nicholas-Applegate Convertible Fund                                  Pilgrim Convertible Fund
Nicholas-Applegate Balanced Growth Fund                              Pilgrim Balanced Fund
Nicholas-Applegate High Yield Bond Fund                              Pilgrim High Yield Fund II
Nicholas-Applegate High Quality Bond Fund                            Pilgrim High Quality Bond Fund

     On May 24, 1999, the names of the following Funds were changed as follows:

OLD NAME                                                    NEW NAME
--------                                                    --------
Pilgrim International Small Cap Growth Fund                 Pilgrim International SmallCap Growth Fund
Pilgrim Large Cap Growth Fund                               Pilgrim LargeCap Growth Fund
Pilgrim Mid Cap Growth Fund                                 Pilgrim MidCap Growth Fund
Pilgrim Small Cap Growth Fund                               Pilgrim SmallCap Growth Fund
Pilgrim High Quality Bond Fund                              Pilgrim Strategic Income Fund

     On ______________, the name of the Trust was changed to ING Pilgrim Mutual Funds. The names of each of the following Funds were changed as follows:

OLD NAME                                                    NEW NAME
--------                                                    --------
Pilgrim International Core Growth Fund                      ING Pilgrim International Core Growth Fund
Pilgrim Worldwide Growth Fund                               ING Pilgrim Worldwide Growth Fund
Pilgrim International SmallCap Growth Fund                  ING Pilgrim International SmallCap Growth Fund
Pilgrim Emerging Countries Fund                             ING Pilgrim Emerging Countries Fund
Pilgrim Large Cap Growth Fund                               ING Pilgrim Large Cap Growth Fund
Pilgrim MidCap Growth Fund                                  ING Pilgrim MidCap Growth Fund
Pilgrim SmallCap Growth Fund                                ING Pilgrim SmallCap Growth Fund
Pilgrim Convertible Fund                                    ING Pilgrim Convertible Fund
Pilgrim Balanced Fund                                       ING Pilgrim Balanced Fund
Pilgrim High Yield Fund II                                  ING Pilgrim High Yield Fund II
Pilgrim High Quality Bond Fund                              ING Pilgrim High Quality Bond Fund
Pilgrim International SmallCap Growth Fund                  ING Pilgrim International SmallCap Growth Fund
Pilgrim LargeCap Growth Fund                                ING Pilgrim LargeCap Growth Fund
Pilgrim MidCap Growth Fund                                  ING Pilgrim MidCap Growth Fund
Pilgrim SmallCap Growth Fund                                ING Pilgrim SmallCap Growth Fund
Pilgrim Strategic Income Fund                               ING Pilgrim Strategic Income Fund

ING PILGRIM BANK AND THRIFT FUND

     ING  Pilgrim  Bank and Thrift  Fund,  Inc.  ("Bank  and Thrift  Fund") is a
Maryland corporation registered as an open-end, diversified management investment company. The Bank and Thrift Fund was organized in November 1985 and changed its name from "Pilgrim Regional BankShares, Inc." to "Pilgrim America Bank and Thrift Fund, Inc." in April, 1996. The Fund operated as a closed-end fund prior to October 17, 1997. On October 16, 1997, shareholders approved open-ending the Fund, and since October 17, 1997, the Fund has operated as an open-end fund. On November 16, 1998, the name of the Fund became "Pilgrim Bank and Thrift Fund." On __________________, the name of Pilgrim Bank and Thrift, Inc. was changed from "Pilgrim Bank and Thrift, Inc." to "ING Pilgrim Bank and Thrift, Inc."

ING PILGRIM GOVERNMENT SECURITIES INCOME FUND

     ING Pilgrim Government Securities Income Fund, Inc. ("Government Securities Income Fund") is a California corporation registered as an open-end, diversified management investment company. The Government Securities Income Fund was organized in May 1984.

ING PILGRIM SMALLCAP OPPORTUNITIES FUND

     ING Pilgrim SmallCap Opportunities Fund ("SmallCap Opportunities Fund") is a Massachusetts business trust registered as an open-end, diversified management investment company. SmallCap Opportunities Fund was organized in 1986. On
November 1, 1999, the name of SmallCap Opportunities Fund was changed from "Northstar Special Fund" (formerly Advantage Special Fund). On __________________, the name of the Fund became "ING Pilgrim SmallCap Opportunities Fund. "

ING PILGRIM GROWTH OPPORTUNITIES FUND

     ING Pilgrim Growth Opportunities Fund ("Growth Opportunities Fund") is a Massachusetts business trust registered as an open-end, diversified management investment company. Growth Opportunities Fund was organized in 1986. On November 1, 1999, the name of Growth Opportunities Fund was changed from "Northstar Growth Fund" (formerly Advantage Growth Fund). On __________________, the name of the Fund became "ING Pilgrim Growth Opportunities Fund."

ING PILGRIM EQUITY TRUST

     ING Pilgrim Equity Trust ("Equity Trust") is a Massachusetts business trust registered as an open-end, diversified management investment company. Equity Trust was organized in June of 1998. The Company currently consists of one separate diversified investment fund, Pilgrim MidCap Opportunities Fund ("MidCap Opportunities Fund"). On November 1, 1999, the name of Equity Trust was changed from the "Northstar Equity Trust", and MidCap Opportunities Fund was changed from "Northstar Mid-Cap Growth Fund." On __________________, the name of the Equity Trust became "ING Pilgrim Equity Trust."

ING PILGRIM MAYFLOWER TRUST

     ING Pilgrim Mayflower Trust ("Mayflower Trust") is a Massachusetts business trust registered as an open-end, management investment company. The Mayflower Trust and one of its series, ING Pilgrim High Total Return Fund ("High Total Return Fund"), were organized in 1993. ING Pilgrim Growth + Value Fund ("Growth + Value Fund") and ING Pilgrim High Total Return Fund II ("High Total Return
Fund II") were organized in 1996. ING Pilgrim International Value Fund ("International Value Fund") commenced operations on March 6, 1995 as the Brandes International Fund, a series of Brandes Investment Trust. It was reorganized on April 21, 1997 as the International Value Fund, a series of Mayflower Trust. ING Pilgrim Emerging Markets Value Fund ("Emerging Markets Value Fund") and ING Pilgrim Research Enhanced Index Fund ("Research Enhanced Index Fund"), each a series of Mayflower Trust, were organized in 1998.

     On November 1, 1999, the name of Mayflower Trust was changed from "Northstar Trust" (formerly Northstar Advantage Trust). On the same date, the following funds changed their names as follows:

OLD NAME                                   NEW NAME
--------                                   --------
Northstar Emerging Markets Value Fund      Pilgrim Emerging Markets Value Fund
Northstar Growth + Value Fund              Pilgrim Growth + Value Fund
Northstar High Total Return Fund
  (formerly Northstar Advantage
  High Total Return Fund)                  Pilgrim High Total Return Fund
Northstar High Total Return Fund II        Pilgrim High Total Return Fund II
Northstar International Value Fund         Pilgrim International Value Fund
Northstar Research Enhanced Index Fund     Pilgrim Research Enhanced Index Fund

     On ______________, the name of ING Pilgrim Mayflower Trust was changed from "Pilgrim Mayflower Trust" and the names of each of the following Funds were changed as follows:

OLD NAME                                NEW NAME
--------                                --------
Pilgrim Emerging Markets Value Fund     ING Pilgrim Emerging Markets Value Fund
Pilgrim Growth + Value Fund             ING Pilgrim Growth + Value Fund
Pilgrim High Total Return Fund          ING Pilgrim High Total Return Fund
Pilgrim High Total Return Fund II       ING Pilgrim High Total Return Fund II
Pilgrim International Value Fund        ING Pilgrim International Value Fund
Pilgrim Research Enhanced Index Fund    ING Pilgrim Research Enhanced Index Fund

     The Trustees have approved an Agreement and Plan of Reorganization for the High Total Return and High Total Return II Funds that, if approved by shareholders of those Funds, will result in the reorganization of those Funds into the High Yield Fund II. It is expected that shareholder approval of the Agreement and Plan of Reorganization will be sought in the near future.

     The Trustees have also approved an Agreement and Plan of Reorganization for the Emerging Markets Value Fund that, if approved by the shareholders of Emerging Markets Value Fund, will result in the reorganization of the Fund into Emerging Countries Fund. It is expected that shareholder approval of the Agreement and Plan of Reorganization will be sought in the near future.

                             MANAGEMENT OF THE FUNDS

BOARD OF DIRECTORS/TRUSTEES

     Each Company is managed by its Directors/Trustees ("Board of Directors" and "Board of Trustees" are used interchangeably in this SAI). The Directors/Trustees and officers of the Companies are listed below. An asterisk (*) has been placed next to the name of each Director/Trustee who is an "interested person," as that term is defined in the 1940 Act, by virtue of that person's affiliation with the Companies, or the Companies' Investment Manager ("ING Pilgrim Investments" or the "Investment Manager"). Unless otherwise noted, the mailing address of the Directors/Trustees and officers is 7337 E. Doubletree Ranch Road, Scottsdale, Arizona 85258.

     The Board of Directors/Trustees governs each Fund and is responsible for protecting the interests of shareholders. The Directors/Trustees are experienced executives who oversee the Funds' activities, review contractual arrangements with companies that provide services to each Fund, and review each Fund's performance.

     Set forth below is information regarding the Directors/Trustees of the Funds. (Ms. Baldwin is not a Director/Trustee of the Pilgrim Funds, but rather serves as a member of its Advisory Board.)

     Mary A. Baldwin, Ph.D. (Age 61) Advisory Board Member. Realtor, Coldwell Banker Success Realty (formerly, The Prudential Arizona Realty) for more than the last five years. Ms. Baldwin is also Vice President, United States Olympic Committee (November 1996 - Present), and formerly Treasurer, United States Olympic Committee (November 1992 - November 1996). Ms. Baldwin is also a Director, Trustee, or a member of the Advisory Board of each of the Funds managed by the Investment Manager.

     Al Burton. (Age 72) Director. President of Al Burton Productions for more than the last five years; formerly Vice President, First Run Syndication, Castle Rock Entertainment (July 1992 - November 1994). Mr. Burton is also a Director, Trustee, or a member of the Advisory Board of each of the Funds managed by the Investment Manager.

     Paul S. Doherty. (Age 66) Director. President, of Doherty, Wallace, Pillsbury and Murphy, P.C., Attorneys. Mr. Doherty was formerly a Director of Tambrands, Inc. (1993 - 1998). Mr. Doherty is also a Director and/or Trustee of each of the Funds managed by the Investment Manager.

     Robert B. Goode. (Age 70) Director. Currently retired. Mr. Goode was formerly Chairman of American Direct Business Insurance Agency, Inc. (1996
     - 2000), Chairman of The First Reinsurance Company of Hartford (1990-1991) and President and Director of American Skandis Life Assurance Company (1987-1989). Mr. Goode is also a Director and/or Trustee of each of the Funds managed by the Investment Manager.

     Alan L. Gosule. (Age 59) Director. Partner, Rogers & Wells (since 1991). Mr. Gosule is a Director of F.L. Putnam Investment Management Co., Inc, Simpson Housing Limited Partnership, Home Properties of New York, Inc., CORE Cap, Inc. and Colonnade Partners. Mr. Gosule is also a Director and/or Trustee of each of the Funds managed by the Investment Manager.

     Walter H. May. (Age 63) Director. Retired. Mr. May was formerly Managing Director and Director of Marketing for Piper Jaffray, Inc. Mr. May is also a Director and/or Trustee of each of the Funds managed by the Investment Manager.

     Jock Patton. (Age 54) Director. Private Investor. Director of Hypercom Corporation (since January 1999), and JDA Software Group, Inc. (since January 1999). Mr. Patton is also a Director of Buick of Scottsdale, Inc., National Airlines, Inc., BG Associates, Inc. , BK Entertainment, Inc.,
     Arizona Rotorcraft, Inc. and Director and Chief Executive Officer of Rainbow Multimedia Group, Inc. Mr. Patton was formerly Director of Stuart Entertainment, Inc., Director of Artisoft, Inc. (August 1994 - July 1998); President and co-owner of StockVal, Inc. (April 1993 - June 1997) and a Partner and Director of the law firm of Streich, Lang, P.A. (1972 - 1993). Mr. Patton is also a Director, Trustee, or a member of the Advisory Board of each of the Funds managed by the Investment Manager.

     David W.C. Putnam. (Age 61) Director. President and Director of F.L. Putnam Securities Company, Inc. and affiliates. Mr. Putnam is Director of Anchor Investment Trusts, the Principled Equity Market Trust, and Progressive Capital Accumulation Trust. Mr. Putnam was formerly Director of Trust Realty Corp. and Bow Ridge Mining Co. Mr. Putnam is also a Director and/or Trustee of each of the Funds managed by the Investment Manager.

     John R. Smith. (Age 77) Director. President of New England Fiduciary Company (since 1991). Mr. Smith is Chairman of Massachusetts Educational Financing Authority (since 1987), Vice Chairman of Massachusetts Health and Education Authority (since 1979), Vice-Chairman of MHI, Inc. (Massachusetts non-profit Energy Purchasers Consortium) (since 1996), and formerly Financial Vice President of Boston College (1970-1991). Mr. Smith is also a Director and/or Trustee of each of the Funds managed by the Investment Manager.

     Robert W. Stallings. (Age 51) Director. Chief Executive Officer and President. Chairman, Chief Executive Officer and President of Pilgrim Group, Inc. ("Pilgrim Group") (since December 1994); Chairman (since December 1994), President and Chief Investment Officer (since August 2000) Pilgrim Investments, Inc.; Chairman, Pilgrim Securities, Inc. ("Pilgrim Securities") (since December 1994); President and Chief Executive Officer of Pilgrim Funding, Inc. (since November 1999); and Chairman, President and Chief Executive Officer of Pilgrim Capital Corporation (since August 1991). Mr. Stallings is also a Director, Trustee, or a member of the Advisory Board of each of the Funds managed by the Investment Manager.

     *John G. Turner. (Age 61) Chairman. Chairman and Chief Executive Officer of ReliaStar Financial Corp. and ReliaStar Life Insurance Co. (since 1993); Chairman of ReliaStar United Services Life Insurance Company and ReliaStar Life Insurance Company of New York (since 1995); Chairman of Northern Life Insurance Company (since 1992); Chairman and Director/Trustee of the Northstar affiliated investment companies (since October 1993). Mr. Turner was formerly Director of Northstar Investment Management Corporation and affiliates (1993-1999); President of ReliaStar Financial Corp. and ReliaStar Life Insurance Co. (1989-1991) and President and Chief Operating Officer of ReliaStar Life Insurance Company (1986-1991). Mr. Turner is also Chairman of each of the Funds managed by the Investment Manager.

     David W. Wallace. (Age 76) Director. Chairman of FECO Engineered Systems, Inc. Mr. Wallace is President and Director/Trustee of the Robert R. Young Foundation, Governor of the New York Hospital, Trustee of Greenwit Hospital and Director of UMC Electronics and Zurn Industries, Inc. Mr. Wallace was formerly Chairman of Lone Star Industries, Putnam Trust Company, Chairman of Todd Shipyards, Bangor Punta Corporation, and National Securities & Research Corporation. Mr. Wallace is also a Director and/or Trustee of each of the Funds managed by the Investment Manager.

     Each Fund pays each Director who is not an interested person a pro rata share, as described below, of (i) an annual retainer of $35,000, (Mssrs. Patton and May, as lead directors, receive an annual retainer of $45,000); (ii) $5,500 per quarterly Board meeting; (iii) $1,000 per committee meeting; (iv) $1,000 per special or telephonic meeting; and (v) out-of-pocket expenses. The pro rata share paid by each Fund is based on the Funds' average net assets as a percentage of the average net assets of all the funds managed by the Investment Manager for which the Directors/Trustees serve in common as Directors/Trustees (and, in the case of Mary A. Baldwin, Funds for which she serves as a member of the Advisory Board).

COMPENSATION OF DIRECTORS/TRUSTEES

     The following tables set forth information regarding compensation of Directors/Trustees by each Company and other funds managed by the Investment Manager for the year ended December 31, 2000. Officers of the Companies and Directors/Trustees who are interested persons of the Companies do not receive any compensation from the Fund or any other funds managed by the Investment Manager. In the column headed "Total Compensation From Registrant and Fund Complex Paid to Directors/Trustees," the number in parentheses indicates the total number of boards in the fund complex on which the Director/Trustees served during that fiscal year.

                              COMPENSATION TABLE *#

                                  AGGREGATE     AGGREGATE      AGGREGATE
                                 COMPENSATION  COMPENSATION   COMPENSATION    AGGREGATE     AGGREGATE     AGGREGATE
                                     FROM          FROM           FROM       COMPENSATION  COMPENSATION  COMPENSATION
                                   PILGRIM       SMALLCAP        GROWTH          FROM          FROM          FROM
    NAME OF                         MUTUAL     OPPORTUNITIES  OPPORTUNITIES     EQUITY       MAYFLOWER     ADVISORY
PERSON, POSITION                  FUNDS(1)(2)     FUND(2)        FUND(2)       TRUST(2)       TRUST(2)      FUNDS
----------------                  -----------     -------        -------       --------     -----------     -----
MARY A. BALDWIN(3)(4)
ADVISORY BOARD
MEMBER

AL BURTON(3)(5)
DIRECTOR

PAUL S. DOHERTY (3)(5)
DIRECTOR

ROBERT B. GOODE, JR.(3)(5)
DIRECTOR

ALAN S. GOSULE (3)(5)
DIRECTOR

MARK L. LIPSON (3)(6)(7)
DIRECTOR

WALTER H. MAY (3)(5)

JOCK PATTON (3)(5)
DIRECTOR

DAVID W.C. PUTNAM (3)(5)
DIRECTOR

JOHN R. SMITH (3)(5)
DIRECTOR

ROBERT W. STALLINGS (3)(5)(7)

JOHN G. TURNER (3)(5)(7)
DIRECTOR

DAVID W. WALLACE (3)(5)

                                                                                                    TOTAL
                                                             AGGREGATE    PENSION OR             COMPENSATION
                                               AGGREGATE   COMPENSATION   RETIREMENT                 FROM
                                 AGGREGATE   COMPENSATION       FROM       BENEFITS   ESTIMATED   REGISTRANT
                               COMPENSATION      FROM        GOVERNMENT    ACCRUED     ANNUAL      AND FUND
                                   FROM        BANK AND      SECURITIES    AS PART    BENEFITS     COMPLEX
    NAME OF                     INVESTMENT      THRIFT         INCOME      OF FUND      UPON       PAID TO
PERSON, POSITION                   FUNDS         FUND           FUND      EXPENSES   RETIREMENT   DIRECTORS
----------------                   -----         ----           ----      --------   ----------   ---------
MARY A. BALDWIN(3)(4)
ADVISORY BOARD
MEMBER

AL BURTON(3)(5)
DIRECTOR

PAUL S. DOHERTY (3)(5)
DIRECTOR

ROBERT B. GOODE, JR.(3)(5)
DIRECTOR

ALAN S. GOSULE (3)(5)
DIRECTOR

MARK L. LIPSON (3)(6)(7)
DIRECTOR

WALTER H. MAY (3)(5)

JOCK PATTON (3)(5)
DIRECTOR

DAVID W.C. PUTNAM (3)(5)
DIRECTOR

JOHN R. SMITH (3)(5)
DIRECTOR

ROBERT W. STALLINGS (3)(5)(7)

JOHN G. TURNER (3)(5)(7)
DIRECTOR

DAVID W. WALLACE (3)(5)

* Officers and Trustees who are interested persons do not receive any compensation from the Funds.

# The fiscal year end for all Funds which invest primarily in international securities is October 31. The fiscal year end of the remaining Funds currently are March 31 or May 31.

(1) Prior to May 24, 1999, the Trust was part of a different Fund complex. Effective May 24, 1999, when Pilgrim Investments, Inc. became the investment adviser to the Funds, the Trust joined the Pilgrim family of funds.

(2) Prior to November 1, 1999, the Fund was part of a different Fund complex. Effective November 1, 1999, the Trust joined the Pilgrim family of funds.

(3) Also serves as a member of the Board of Trustees, or is an Advisory Board Member, of the Pilgrim Prime Rate Trust.

(4)  Elected  a  Trustee  or  non-voting   advisory  board  member  of  SmallCap
     Opportunities Fund, Growth Opportunities Fund, Equity Trust and Mayflower Trust on November 16, 1999.

(5)  Elected a  Director/Trustee  of the Pilgrim Funds on September 1, 2000.

(6)  Resigned as a Director/Trustee effective July 26, 2000.

(7) "Interested person," as defined in the Investment Company Act of 1940, of the Company because of the affiliation with the Investment Manager.

OFFICERS

     Unless otherwise noted, the mailing address of the officers is 7337 E. Doubletree Ranch Road, Scottsdale, Arizona 85258. The following individuals serve as officers for each Fund:

     James M. Hennessy, Senior Executive Vice President, Chief Operating Officer and Secretary. (Age 51) Senior Executive Vice President and Chief Operating Officer (since June 2000) and Secretary (since April 1995), Pilgrim Capital (formerly Express America Holdings Corporation), Pilgrim Group, Pilgrim Securities and Pilgrim Investments; Senior Executive Vice President and Secretary of each of the other Pilgrim Funds. Formerly Executive Vice President , Pilgrim Capital Corporation and its affiliates (May 1998 - June
     2000) and Senior Vice President, Pilgrim Capital and its affiliates (April 1995 - April 1998).

     Stanley D. Vyner, Executive Vice President and Chief Investment Officer - Fixed Income and International Equities. (Age 50) Executive Vice President of most of the other Pilgrim Funds (since July 1996). Formerly President and Chief Executive Officer (August 1996 - August 2000), Pilgrim Investments; Chief Executive Officer (November 1993 - December 1995) HSBC Asset Management (Americas), Inc.

     Mary Lisanti, Executive Vice President and Chief Investment Officer - Domestic Equities. (Age 44) Executive Vice President of most of the Pilgrim Funds (since May 1998). Formerly Portfolio Manager, Strong Capital Management; Managing Director and Head of Small- and Mid-Capitalization Equity Strategies at Bankers Trust Corp. (1993 - 1996).

     Michael J. Roland, Senior Vice President and Principal Financial Officer. (Age 42) Senior Vice President and Chief Financial Officer, Pilgrim Group, Pilgrim Investments and Pilgrim Securities (since June 1998); Senior Vice President and Principal Financial Officer of each of the other Pilgrim Funds. He served in same capacity from January, 1995 - April, 1997. Formerly, Chief Financial Officer of Endeaver Group (April 1997 to June
     1998).

     Robert S. Naka, Senior Vice President and Assistant Secretary. (Age 37) Senior Vice President, Pilgrim Investments (since November 1999) and Pilgrim Group, Inc. (since August 1999). Senior Vice President and Assistant Secretary of each of the other Pilgrim Funds. Formerly Vice President, Pilgrim Investments (April 1997 - October 1999), Pilgrim Group, Inc. (February 1997 - August 1999). Formerly Assistant Vice President, Pilgrim Group, Inc. (August 1995 - February 1997). Formerly Operations Manager, Pilgrim Group, Inc. (April 1992 - April 1995).

     Robyn L. Ichilov, Vice President and Treasurer. (Age 33) Vice President, Pilgrim Investments (since August 1997), Accounting Manager (since November
     1995). Vice President and Treasurer of most of the other Pilgrim Funds. Formerly Assistant Vice President and Accounting Supervisor for PaineWebber (June 1993 - April 1995).

     In addition to the above listed officers, the following individuals also serve as officers for the indicated Fund:

     ADVISORY FUNDS

     G. David Underwood, Senior Vice President and Senior Portfolio Manager. (Age 51) Senior Vice President, Pilgrim Investments (since January 2000). Formerly Vice President, Pilgrim Investments (December 1996 - December
     2000); Director of Funds Management, First Interstate Capital Management (January 1995 - November 1996); Vice President, Director of Research and Manager of Investment Products, Integra Trust Company (1993 - January
     1995).

     INVESTMENT FUNDS

     Howard N. Kornblue, Senior Vice President and Senior Portfolio Manager . (Age 58) Senior Vice President, Pilgrim Investments (since August 1995). Formerly Senior Vice President, Pilgrim Group, Inc. (November 1986 - April
     1995).

     Edwin Schriver,  Senior Vice President and Senior Portfolio  Manager.  (Age
     55) Senior Vice President, Pilgrim Investments (since November 1999.) Formerly, Senior High Yield Analyst for Dreyfus Corporation (from April 1998 to November 1999); President of Cresent City Research 9from July 1993 to April 1998).

     ING PILGRIM MUTUAL FUNDS

     G. David Underwood, Senior Vice President and Senior Portfolio Manager. (Age 51) Senior Vice President, Pilgrim Investments (since January 2000). Formerly Vice President, Pilgrim Investments (December 1996 - December
     2000); Director of Funds Management, First Interstate Capital Management (January 1995 - November 1996); Vice President, Director of Research and Manager of Investment Products, Integra Trust Company (1993 - January
     1995).

     Edwin Schriver,  Senior Vice President and Senior Portfolio  Manager.  (Age
     55) Senior Vice President, Pilgrim Investments (since November 1999.) Formerly, Senior High Yield Analyst for Dreyfus Corporation (from April 1998 to November 1999); President of Cresent City Research 9from July 1993 to April 1998).

     Robert K. Kinsey, Vice President and Portfolio Manager . (Age 42) Vice President, Pilgrim Investments (since March 1999). Formerly Vice President and Fixed Income Sub-Adviser, Federated Investors (January 1995 - March
     1999); Principal and Sub-Adviser, Harris Investment Management (July 1992 - January 1995).

     BANK AND THRIFT FUND

     Carl Dorf, Senior Vice President and Senior Portfolio Manager . (Age 60) Senior Vice President (since February 1997), Pilgrim Investments, Inc. Formerly Vice President, Pilgrim Investments, Inc. (August 1995 - February
     1997). Formerly Vice President, Pilgrim Bank and Thrift Fund, Inc. (January 1996 - May 1997). Formerly Vice President, Pilgrim Management Corporation (January 1991 - April 1995).

     GOVERNMENT SECURITIES INCOME FUND

     Robert K. Kinsey, Vice President and Senior Portfolio Manager . (Age 42) Vice President, Pilgrim Investments (since March 1999). Formerly Vice President and Fixed Income Sub-Adviser, Federated Investors (January 1995 - March 1999); Principal and Sub-Adviser, Harris Investment Management (July 1992 - January 1995).

     MAYFLOWER TRUST

     Mary Lisanti,  Executive Vice President and Senior Portfolio Manager . (Age
     44) Executive Vice President and Chief Investment Adviser-Equities, Pilgrim Investments (since November 1999). Formerly Sub-Adviser, Strong Capital Management (September 1996 - May 1998); Managing Director and Sub-Adviser, Banker Trust Corporation (March 1993 - August 1996).

     Edwin Schriver,  Senior Vice President and Senior Portfolio  Manager.  (Age
     55) Senior Vice President, Pilgrim Investments (since November 1999.) Formerly, Senior High Yield Analyst for Dreyfus Corporation (from April 1998 to November 1999); President of Cresent City Research 9from July 1993 to April 1998).

     EQUITY TRUST

     Mary Lisanti,  Executive Vice President and Senior Portfolio Manager . (Age
     44) Executive Vice President and Chief Investment Adviser-Equities, Pilgrim Investments (since November 1999). Formerly Sub-Adviser, Strong Capital Management (September 1996 - May 1998); Managing Director and Sub-Adviser, Banker Trust Corporation (March 1993 - August 1996).

     SMALLCAP OPPORTUNITIES FUND

     Mary Lisanti,  Executive Vice President and Senior Portfolio Manager . (Age
     44) Executive Vice President and Chief Investment Adviser-Equities, Pilgrim Investments (since November 1999). Formerly Sub-Adviser, Strong Capital Management (September 1996 - May 1998); Managing Director and Sub-Adviser, Banker Trust Corporation (March 1993 - August 1996).

     GROWTH OPPORTUNITIES FUND

     Mary Lisanti,  Executive Vice President and Senior Portfolio Manager . (Age
     44) Executive Vice President and Chief Investment Adviser-Equities, Pilgrim Investments (since November 1999). Formerly Sub-Adviser, Strong Capital Management (September 1996 - May 1998); Managing Director and Sub-Adviser, Banker Trust Corporation (March 1993 - August 1996).

PRINCIPAL SHAREHOLDERS

     As of _________________, 2001, the Directors/Trustees and officers as a group owned less than 1% of any class of each Fund's outstanding shares. As of that date, to the knowledge of management, no person owned beneficially or of record more than 5% of the outstanding shares of any class of the Funds, except as follows:

                               CLASS AND TYPE    PERCENTAGE OF    PERCENTAGE OF
FUND             ADDRESS        OF OWNERSHIP         CLASS             FUND
----             -------        ------------         -----             ----







INVESTMENT MANAGERS

     The Investment Manager for the Funds is ING Pilgrim Investments, Inc. ("ING Pilgrim Investments" or the "Investment Manager"). Prior to April 30, 2000, Pilgrim Advisors, Inc. ("Pilgrim Advisors," formerly Northstar Investment Management Corporation) served as investment adviser to certain of the Funds. On April 30, 2000, Pilgrim Advisors, an indirect wholly-owned subsidiary of ReliaStar, merged with ING Pilgrim Investments. Pilgrim Advisors and ING Pilgrim Investments were sister companies and shared certain resources and investment personnel.

     On September 1, 2000, ReliaStar Financial Corp., the indirect parent company of ING Pilgrim Investments, Inc., Advisor to the Funds, and ING Pilgrim Securities, Inc., Distributor to the Funds, was acquired by ING Groep N.V. (NYSE: ING) ("ING Group"). ING Group is a global financial institution active in the field of insurance, banking, and asset management in more than 65 countries, with almost 100,000 employees.

     The Investment Manager, subject to the authority of the Directors/Trustees of the Funds, serves as investment manager to the Funds and has overall responsibility for the management of each Funds' portfolio, subject to delegation of certain responsibilities to Navellier Fund Management, Inc. as the Sub-Adviser for the Growth + Value Fund, Brandes Investment Partners, L.P. as the Sub-Adviser for the International Value Fund and the Emerging Markets Value Fund, Nicholas-Applegate Capital Management as the Sub-Adviser for the International SmallCap Growth Fund, and J.P. Morgan Investment Management Inc. as the Sub-Adviser for the Research Enhanced Index Fund. The Investment Manager serves pursuant to separate Investment Management Agreements between the Investment Manager and each Company on behalf of the Funds. The Investment Management Agreements require the Investment Manager to oversee the provision of all investment advisory and portfolio management services for the Funds. The Investment Manager oversees the investment management of the Sub-Advisers for the Funds which are managed by a Sub-Adviser.

     ING Pilgrim Investments, Inc. is registered as an investment adviser with the SEC and serves as an investment adviser to registered investment companies (or series thereof), as well as privately managed accounts. As of December 31, 2000, Investment Manager had assets under management of approximately ______ billion. ING Pilgrim Investments, Inc. is a wholly-owned indirect subsidiary of ING Group.

     Each Investment Management Agreement requires the Investment Manager to provide, subject to the supervision of the Board of Directors/Trustees, investment advice and investment services to the Fund and to furnish advice and recommendations with respect to investment of the Fund's assets and the purchase or sale of its portfolio securities. The Investment Manager also provides investment research and analysis. Each Investment Management Agreement provides that the Investment Manager is not subject to liability to the Fund for any act or omission in the course of, or connected with, rendering services under the Agreement, except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties under the Agreement.

     After an  initial  two year  term,  each  Investment  Management  Agreement continues in effect from year to year so long as such continuance is specifically approved at least annually by (a) the Board of Directors/Trustees or (b) the vote of a "majority" (as defined in the 1940 Act) of the Fund's outstanding shares voting as a single class; provided, that in either event the continuance is also approved by at least a majority of the Board of Directors/Trustees who are not "interested persons" (as defined in the 1940 Act) of the Investment Manager by vote cast in person at a meeting called for the purpose of voting on such approval.

     Each Investment Management Agreement is terminable without penalty with not less than 60 days' notice by the Board of Directors/Trustees or by a vote of the holders of a majority of the Fund's outstanding shares voting as a single class, or upon not less than 60 days' notice by the Investment Manager. The Investment Management Agreement will terminate automatically in the event of its "assignment" (as defined in the 1940 Act).

                             INVESTMENT MANAGER FEES

         The Investment Manager bears the expense of providing its services, and pays the fees of the Sub-Adviser (if any). For its services, each Fund pays the Investment Manager a monthly fee in arrears equal to the following as a percentage of the Fund's average daily net assets during the month:

SERIES                          ANNUAL INVESTMENT MANAGEMENT FEE
------                          --------------------------------
SmallCap Growth Fund           1.00% of the Fund's average net assets

MidCap Growth Fund             0.75% of the first $500  million of the Fund's  average  net assets,  0.675%  of the next $500  million  of  average  net assets,  and 0.65% of the average net assets in excess of $1 billion

LargeCap Growth Fund           0.75% of the first $500  million of the Fund's  average  net assets,  0.675%  of the next $500  million  of  average  net assets,  and 0.65% of the average net assets in excess of $1 billion

High Yield Fund II             0.60% of the Fund's average net assets

Convertible Fund               0.75% of the first $500  million of the Fund's  average  net assets,  0.675%  of the next $500  million  of  average  net assets,  and 0.65% of the average net assets in excess of $1 billion

Balanced Fund                  0.75% of the first $500  million of the Fund's  average  net assets,  0.675%  of the next $500  million  of  average  net assets,  and 0.65% of the average net assets in excess of $1 billion

Strategic Income Fund          0.45% of the first $500  million of the Fund's  average  net assets,  0.40% of the  next  $250  million  of  average  net assets,  and 0.35% of the  average  net  assets in excess of
                               $750 million

Emerging Countries Fund        1.25% of the Fund's average net assets

Worldwide Growth Fund          1.00% of the first $500  million of the Fund's  average  net assets,  0.90% of the  next  $500  million  of  average  net assets,  and 0.85% of the average net assets in excess of $1 billion

International SmallCap         1.00% of the first $500  million of the Fund's  average  net
Growth Fund                    assets,  0.90% of the  next  $500  million  of  average  net assets,  and 0.85% of the average net assets in excess of $1 billion

International Core             1.00% of the first $500  million of the Fund's  average  net
Growth Fund                    assets,  0.90% of the  next  $500  million  of  average  net assets,  and 0.85% of the average net assets in excess of $1 billion

Money Market Fund*             0.50% of  average  net  assets if the Fund has not  invested substantially  all  of  its  assets  in  another  investment company, If the Fund invests substantially all of its assets in another investment  company,  the Adviser does not charge an advisory fee.

MidCap Value Fund              0.85% of the Fund's average daily net assets

LargeCap Leaders Fund          0.85% of the Fund's average daily net assets

----------
* The Money Market Fund will also pay advisory fees to Reserve Management Company, Inc., the investment adviser of Primary Institutional Fund, a series of Reserve Institutional Trust, the investment company in which the Money Market Fund invests substantially all of its assets.

SERIES                          ANNUAL INVESTMENT MANAGEMENT FEE
------                          --------------------------------
Asia-Pacific Equity Fund       1/12 of 1.25% of the Fund's  average daily net assets during the month (approximately 1.25% on an annual basis)

MagnaCap Fund                  1.00% of the  Fund's  average  daily net assets on the first
                               $30  million of net  assets.  The annual  rate is reduced to
                               0.75% on net assets  from $30  million to $250  million;  to
                               0.625% on net assets from $250 million to $500 million;  and to 0.50% on net assets over $500 million

High Yield Fund                0.60% of the Fund's average daily net asset value.  Prior to
                               April 17, 1998, the Investment  Management fee was an annual fee at a rate of  0.75%  on the  first  $25  million  in net assets,  0.625% on net  assets  over $25  million up to $100 million,  0.50% on net assets  over $100  million up to $500 million, and 0.40% for net assets over $500 million

Bank and Thrift Fund           1.00% of the first $30 million of average  daily net assets,
                               0.75% of the next $95  million of  average  daily net assets and  0.70% of  average  daily  net  assets in excess of $125 million.  The fees are computed  and accrued  daily and paid monthly

Government Securities          0.50% of the  Fund's  average  daily net assets on the first
Income Fund                    $500  million of net  assets.  The annual rate is reduced to
                               0.45% on net assets from $500 million to $1 billion,  and to
                               0.40% on net assets in excess of $1 billion

SmallCap Opportunities Fund    1.00% of the Fund's average daily net assets

MidCap Opportunities Fund      1.00% of the Fund's average daily net assets

Growth Opportunities Fund      0.95% of the Fund's average daily net assets

Growth + Value Fund            1.00% of the Fund's average daily net assets

International Value Fund       1.00% of the Fund's average daily net assets

Emerging Markets Value Fund    1.00% of the Fund's average daily net assets

Research Enhanced Index Fund   0.70% of the Fund's average daily net assets

High Total Return Fund II      0.60% of the Fund's average daily net assets

High Total Return Fund         0.60% on the first $1 billion of aggregate average daily net assets of each Fund. The annual rate is reduced to 0.55% for any  amount  in  excess  of  $1  billion  on  the  remaining aggregate daily net assets

SUB-ADVISORY AGREEMENTS

     The Investment Management Agreement for certain Funds provides that the Investment Manager, with the approval of the Company's Board of Directors/Trustees, may select and employ investment advisers to serve as Sub-Adviser for any Fund ("Sub-Adviser"), and shall monitor the Sub-Advisers' investment programs and results, and coordinate the investment activities of the Sub-Advisers to ensure compliance with regulatory restrictions. The Investment Manager pays all of its expenses arising from the performance of its obligations under the Investment Management Agreement, including all fees payable to the Sub-Advisers, executive salaries and expenses of the Directors/Trustees and officers of the Company who are employees of the Investment Manager or its affiliates and office rent of the Company. The Sub-Advisers pay all of their expenses arising from the performance of their obligations under the sub-advisory agreements (the "Sub-Advisory Agreements").

     Subject to the expense reimbursement provisions described in this Statement of Additional Information, other expenses incurred in the operation of the Company are borne by the Funds, including, without limitation, investment advisory fees; brokerage commissions; interest; legal fees and expenses of attorneys; fees of independent auditors, transfer agents and dividend disbursing agents, accounting agents, and custodians; the expense of obtaining quotations for calculating each Fund's net asset value; taxes, if any, and the preparation of each Fund's tax returns; cost of stock certificates and any other expenses (including clerical expenses) of issue, sale, repurchase or redemption of shares; fees and expenses of registering and maintaining the registration of shares of the Funds under federal and state laws and regulations; expenses of printing and distributing reports, notices and proxy materials to existing shareholders; expenses of printing and filing reports and other documents filed with governmental agencies; expenses of annual and special shareholder meetings; expenses of printing and distributing prospectuses and statements of additional information to existing shareholders; fees and expenses of Directors/Trustees of the Company who are not employees of the Investment Manager or any Sub-Adviser, or their affiliates; membership dues in trade associations; insurance premiums; and extraordinary expenses such as litigation expenses.

     The Sub-Advisory Agreements may be terminated without payment of any penalties by the Investment Manager, the Directors/Trustees, on behalf of a Company, or the shareholders of such Fund upon 60 days' prior written notice. Otherwise, the Sub-Advisory Agreements will remain in effect for two years and will, thereafter, continue in effect from year to year, subject to the annual approval of the appropriate Board of Directors/Trustees, on behalf of a Fund, or the vote of a majority of the outstanding voting securities, and the vote, cast in person at a meeting duly called and held, of a majority of the Directors/Trustees, on behalf of a Fund who are not parties to the Sub-Advisory Agreement or "interested persons" (as defined in the 1940 Act) of any such Party.

     Pursuant to a Sub-Advisory Agreement between ING Pilgrim Investments and Navellier Fund Management, Inc. ("Navellier"), Navellier acts as Sub-Adviser to the Growth + Value Fund. In this capacity, Navellier, subject to the supervision and control of ING Pilgrim Investments and the Trustees of such Fund, manages the Fund's portfolio investments, consistently with its investment objective, and executes any of the Fund's investment policies that it deems appropriate to utilize from time to time. Fees payable under the Sub-Advisory Agreement accrue daily and are paid monthly by ING Pilgrim Investments. Navellier is wholly owned and controlled by its sole stockholder, Louis G. Navellier. Navellier's address is 1 East Liberty, Third Floor, Reno, Nevada, 89501.

     Pursuant to Sub-Advisory Agreements between ING Pilgrim Investments and Brandes Investment Partners, L.P. ("Brandes"), Brandes acts as Sub-Adviser to the International Value Fund and the Emerging Markets Value Fund, respectively. In this capacity, Brandes, subject to the supervision and control of ING Pilgrim Investments and the Trustees of the Funds, manages each Fund's portfolio investments, consistently with each Fund's investment objective, and executes any of the Fund's investment policies that it deems appropriate to utilize from time to time. Fees payable under the Sub-Advisory Agreements accrue daily and are paid monthly by ING Pilgrim Investments. Brandes' address is 12750 High Bluff Drive, San Diego, California 92130. Charles Brandes, who controls the general partner of Brandes, serves as one of the Managing Directors of Brandes.

     Pursuant to a Sub-Advisory Agreement between ING Pilgrim Investments and J.P. Morgan Investment Management Inc., ("J.P. Morgan"), J.P. Morgan acts as Sub-Adviser to the Research Enhanced Index Fund. In this capacity, J.P. Morgan, subject to the supervision and control of ING Pilgrim Investments and the Trustees of the Fund, on behalf of the Fund, manages the Fund's portfolio investments, consistently with the Fund's investment objective, and executes any of the Fund's investment policies that it deems appropriate to utilize from time to time. Fees payable under the Sub-Advisory Agreement accrue daily and are paid monthly by ING Pilgrim Investments. J.P. Morgan's address is 522 Fifth Avenue, New York, New York 10036.

     Pursuant to a Sub-Advisory Agreement between ING Pilgrim Investments and Nicholas-Applegate Capital Management ("NACM"), dated October 29, 1999, NACM acts as Sub-Adviser to the International SmallCap Growth Fund. In this capacity, NACM, subject to the supervision and control of ING Pilgrim Investments and the Trustees of the Funds, manages the Fund's portfolio investments, consistently with the Fund's investment objective, and executes any of the Fund's investment policies that it deems appropriate to utilize from time to time. NACM's address is 600 West Broadway, 30th Floor, San Diego, California 92101. Its general partner is Nicholas-Applegate Capital Management Holdings, L.P., a California limited partnership, the general partner of which is Nicholas-Applegate Capital Management Holdings, Inc., a California corporation owned by Arthur Nicholas.

Former Sub-Adviser for LargeCap Growth Fund, Convertible Fund, Emerging Countries Fund, Worldwide Growth Fund, International Core Growth Fund, SmallCap Growth Fund and MidCap Growth Fund. Nicholas-Applegate Capital Management ("NACM") served as Sub-Adviser to LargeCap Growth Fund, Convertible Fund, Emerging Countries Fund, Worldwide Growth Fund and International Core Growth Fund through September 30, 2000. NACM served as Sub-Adviser to SmallCap Growth Fund and MidCap Growth Fund through March 31, 2000. Prior to May 24, 1999, NACM was the investment adviser of the Funds, and neither the Funds nor NACM paid portfolio management fees.

Former Sub-Adviser for Asia-Pacific Equity Fund. Prior to January 2, 2001, HSBC Asset Management (Americas) Inc., HSBC Asset Management (Hong Kong) Limited and HSBC Asset Management (Europe) Limited (collectively "HSBC"), HSBC acted as Sub-Adviser to the Asia-Pacific Equity Fund. HSBC is part of HSBC Asset Management, the global investment advisory and fund management business of the HSBC Group. Effective January 2, 2001, ING Pilgrim will directly manage these Funds under its existing Investment Management Agreement.

     As compensation to each Sub-Adviser for its services, the Investment Manager pays the Sub-Adviser a monthly fee in arrears equal to the following as a percentage of a Fund's average daily net assets managed during the month:

SERIES                         ANNUAL SUB-ADVISORY FEE
------                         -----------------------
International SmallCap         0.50% of  the first  $500 million  of the  Fund's
Growth Fund                    average  net  assets,  0.45%  of  the  next  $500
                               million of average net assets, and 0.425% of the average net assets in excess of $1 billion

Growth + Value Fund            0.50% of the Fund's average daily net assets

International Value Fund       0.50% of the Fund's average daily net assets

Emerging Markets Fund          0.50% of the Fund's average daily net assets

Research Enhanced Index Fund   0.20% of the Fund's average daily net assets

Former  Sub-Adviser  for LargeCap  Leaders Fund. Ark Asset  Management Co., Inc.
(Ark) served as Sub-Adviser to the LargeCap Leaders Fund from September 1, 1995 through October 31, 1997. For the fiscal year ended June 30, 1997, the Investment Manager paid portfolio management fees to Ark of $60,843. For the period from July 1, 1997 through October 31, 1997, the Sub-Adviser paid portfolio management fees to Ark of $48,365.

Former Sub-Adviser for MidCap Value Fund. Cramer Rosenthal McGlynn, LLC (CRM) or its predecessor served as Sub-Adviser to the MidCap Value Fund through September 30, 1999. For the fiscal years ended June 30, 1999, 1998 and 1997, the Investment Manager paid portfolio management fees to CRM of $343,208, $339,347, and $193,080, respectively.

Former Sub-Adviser for SmallCap Opportunities Fund. Navellier Fund Management, Inc. ("Navellier") served as Sub-Adviser to SmallCap Opportunities Fund through July, 1998. For the fiscal years ended December 31, 1997 and 1998, the Investment Manager paid portfolio management fees to Navellier of $1,498,283 and $789,408, respectively.

Former   Sub-Adviser  for  Asia-Pacific   Equity  Fund.  HSBC  Asset  Management
(Americas) Inc., HSBC Asset Management (Hong Kong) Limited and HSBC Asset Management (Europe) Limited (collectively "HSBC"), HSBC acted as Sub-Adviser to the Asia-Pacific Equity Fund through January 1, 2000. For the fiscal years ended June 30, 1998, 1999 and 2000, the Investment Manager paid portfolio management fees to HSBC of $221,487, $307,103, and $166,558 respectively. For the period from July 1, 2000 through October 31, 2000, the Adviser paid portfolio management fees to HSBC of $____.

Former Sub-Adviser for LargeCap Growth Fund, Convertible Fund, Emerging Countries Fund, Worldwide Growth Fund and International Core Growth Fund. Nicholas-Applegate Capital Management ("NACM") served as Sub-Adviser to LargeCap Growth Fund, Convertible Fund, Emerging Countries Fund, Worldwide Growth Fund and International Core Growth Fund through September 30, 2000. For the fiscal year ended June 30, 1999, the Investment Manager paid portfolio management fees to NACM of __________, and for the three-month period ended September 30, 1999 paid portfolio management fees of __________.

Former Sub-Adviser for SmallCap Growth Fund and MidCap Growth Fund. Nicholas-Applegate Capital Management ("NACM") served as Sub-Adviser to SmallCap Growth Fund and MidCap Growth Fund through March 31, 2000. For the fiscal year ended March 31, 2000, the Investment Manager paid portfolio management fees to NACM of __________.

Investment Adviser of the Primary Fund. The Money Market Fund invests substantially all of its assets in the Primary Fund. The Primary Fund is managed by Reserve Management Company, Inc. Reserve Management Company, Inc. currently manages assets in excess of $5 billion and has over 27 years of investment experience. The Investment Management Agreement for the Primary Fund provides that Reserve Investment Management Company, Inc. shall not be liable for any error of judgment or mistake of law or for any loss suffered by a fund in connection with the matters to which the Agreement relates, except a loss resulting from the willful misfeasance, bad faith or gross negligence on the part of Reserve Management Company, Inc. or from reckless disregard by it of its duties and obligations thereunder. Reserve Management Company, Inc. may make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate.

ADMINISTRATION

     ING Pilgrim Group, Inc. serves as Administrator for the Funds, pursuant to an Administrative Services Agreement with Equity Trust, Mayflower Trust, ING Pilgrim Mutual Funds, SmallCap Opportunities Fund and Growth Opportunities Fund. Subject to the supervision of the Board of Trustees, the Administrator provides the overall business management and administrative services necessary to the proper conduct of the Funds' business, except for those services performed by the Investment Manager under the Investment Advisory Agreements, the custodian for the Funds under the Custodian Agreements, the transfer agent for the Funds under the Transfer Agency Agreements, and such other service providers as may be retained by the Funds from time to time. The Administrator acts as liaison among these service providers to the Funds. The Administrator is also responsible for ensuring that the Funds operate in compliance with applicable legal requirements and for monitoring the Investment Manager for compliance with requirements under applicable law and with the investment policies and restrictions of the Funds. The Administrator is an affiliate of the Investment Manager.

     Prior to May 24, 1999, ING Pilgrim Mutual Funds had an Administration Agreement with Investment Company Administration ("ICA"), 4455 East Camelback Road, Suite 261-E, Phoenix, Arizona 85018. Pursuant to an Administration Agreement with ING Pilgrim Mutual Funds, ICA was responsible for performing all administrative services required for the daily business operations of ING Pilgrim Mutual Funds, subject to the supervision of the Board of Trustees of ING Pilgrim Mutual Funds. For the fiscal years ended March 31, 1999 and 1998, ICA received aggregate compensation of $1,059,155 and $848,799, respectively, for all of the series of the ING Pilgrim Mutual Funds.

     Also, prior to May 24, 1999, ING Pilgrim Mutual Funds had an Administrative Services Agreement with NACM under which NACM was responsible for providing all administrative services which are not provided by ICA or by ING Pilgrim Mutual Funds' Distributor, transfer agents, accounting agents, independent accountants and legal counsel. For the fiscal years ended March 31, 1999 and 1998, NACM received aggregate compensation of $1,603,130 and $1,972,037, respectively, for all of the series of the ING Pilgrim Mutual Funds pursuant to the Administrative Services Agreement.

     The amounts of the advisory and administrative fees paid by each Fund for the fiscal years ended June 30, 2000, 1999, and 1998 were:

   TOTAL ADVISORY AND ADMINISTRATIVE FEES PAID TO THE FUNDS WHICH COMPRISE THE
          BANK AND THRIFT FUND, ADVISORY FUNDS, INVESTMENT FUNDS, ING
       PILGRIM MUTUAL FUNDS,(1) AND THE GOVERNMENT SECURITIES INCOME FUND

                                               JUNE 30               JUNE 30                MARCH 31                MARCH 31
                                         --------------------   ----------------     ----------------------   -------------------
                                           2000         2000      1999      1999       1999         1999         1998        1998
                                           ----         ----      ----      ----       ----         ----         ----        ----
                                         ADVISORY      ADMIN.   ADVISORY   ADMIN.    ADVISORY                 ADVISORY    ADMIN.
                                           FEES         FEES      FEES      FEES       FEES     ADMIN. FEES      FEES        FEES
                                           ----         ----      ----      ----       ----     -----------      ----        ----
International Core Growth Fund (4) ..   $  698,942       N/A    $253,063     N/A   $1,061,288    $173,481    $  308,562    $ 33,687
Worldwide Growth Fund(4) ............    4,327,642       N/A     589,768     N/A    1,472,492     224,190     1,251,181     143,214
International SmallCap Growth Fund(4)    4,285,711       N/A     327,972     N/A    1,149,529     183,409       658,893      74,259
Emerging Countries Fund(4)  .........    2,773,339       N/A     716,000     N/A    3,476,180     384,714     2,790,216     353,322
LargeCap Growth Fund(4) .............    2,997,541       N/A     115,161     N/A      178,627      95,257        32,530       2,326
MidCap Growth Fund(4) ...............    3,101,608       N/A     549,879     N/A    3,049,230     546,605     3,422,148     290,286
SmallCap Growth Fund(4) .............    4,206,863       N/A     811,208     N/A    5,334,833     656,416     6,613,874     424,276
Convertible Fund(4) .................    2,652,928       N/A     438,229     N/A    1,997,038     386,381     1,427,198     140,734
Balanced Fund(4) ....................      476,583       N/A      66,601     N/A      261,803     110,065       220,025      28,299
Strategic Income Fund(2) ............       59,874       N/A      23,699     N/A      124,514      90,504        94,359      15,378
High Yield Fund II(4) ...............      634,448       N/A     132,246     N/A      466,926     113,645        36,505       5,938
Money Market Fund ...................          N/A    80,974         N/A     N/A          N/A         N/A           N/A         N/A

                                                               OCTOBER 31
                                                        ------------------------
                                                          2000           2000
                                                          ----           ----
                                                        ADVISORY
                                                          FEES       ADMIN. FEES
                                                        ---------       -------
International Core Growth Fund (5) .............       $  308,562      $ 33,687
Worldwide Growth Fund(5) .......................        1,251,181       143,214
International SmallCap Growth Fund(5) ..........          658,893        74,259
Emerging Countries Fund(5) .....................        2,790,216       353,322

                                              OCTOBER 31, 2000    JUNE 30, 2000     JUNE 30, 1999   JUNE 30, 1998
                                                ADVISORY FEES     ADVISORY FEES     ADVISORY FEES   ADVISORY FEES
                                                -------------     -------------     -------------   -------------
LargeCap Leaders Fund .......................         N/A          $  382,174        $  300,494      $  286,830
MidCap Value Fund ...........................         N/A             396,010           670,780         678,816
Asia Pacific Equity Fund(5) .................     _______             413,123           303,920         553,589
High Yield Fund .............................         N/A           2,204,503         2,176,246         977,868
Bank and Thrift Fund(3) .....................         N/A           3,609,716         5,893,806       2,446,063
MagnaCap Fund ...............................         N/A           3,251,123         3,200,909       2,846,061
Government Securities Income Fund............         N/A             263,407           189,816         144,487

----------
(1) Prior to the Reorganization, the ING Pilgrim Mutual Funds had not engaged the services of an investment adviser for the Trust's A, B, C and Institutional Portfolios because these portfolios invested all their assets in master funds of the Master Trust. Consequently, the amounts of the advisory fees reported below for the ING Pilgrim Mutual Funds were for services provided to the master funds of the Master Trust.
(2) Includes the advisory fees, fee reductions and expense reimbursements of the Government Income Fund, the assets and liabilities of which were assigned to and assumed by the Strategic Income Fund.
(3) Prior to October 17, 1997, the investor manager was paid management fees based on average weekly net assets. 1998 includes management fees for a six-month period ended June 30, 1998.
(4)  Reflects three month period from April 1, 1999 to June 30, 1999.
(5) Reflects four month period from July 1, 2000 to October 31, 2000. Effective ____________, 2000, the Funds changed their fiscal year end to October 31 from June 30.

     TOTAL ADVISORY AND ADMINISTRATIVE FEES PAID BY THE FUNDS WHICH COMPRISE
             MAYFLOWER TRUST DURING THE FISCAL YEAR ENDED OCTOBER 31

                                        2000      2000      1999         1999          1998          1998
                                      ADVISORY   ADMIN.   ADVISORY      ADMIN.       ADVISORY        ADMIN.
                                        FEES      FEES      FEES         FEES          FEES           FEES
                                        ----      ----      ----         ----          ----          ----
Growth + Value Fund                                       $2,711,399    $358,875    $ 1,696,786     $169,679
International Value Fund (1)                               7,164,823     931,067      3,501,309      486,422
Emerging Markets Value Fund                                  145,031      20,184         45,079        4,508
Research Enhanced Index Fund(2)                              690,257     122,493       N/A          N/A
High Total Return Fund II                                  1,877,964     308,071      1,470,229      196,031
High Total Return Fund                                     4,228,374     726,605      5,691,286      995,897

----------
(1) Prior to April 21, 1997, the International Value Fund was managed by Brandes Investment Partners L.P. The administrator for the Fund was the Investment Company Administration Corporation.
(2)  The Research Enhanced Index Fund commenced operations on December 30, 1998.

   TOTAL ADVISORY AND ADMINISTRATIVE FEES PAID TO THE FUNDS WHICH COMPRISE THE
     EQUITY TRUST, SMALLCAP OPPORTUNITIES FUND AND GROWTH OPPORTUNITIES FUND
                      DURING FISCAL YEAR ENDED DECEMBER 31

                                           2000          2000          1999           1999          1998          1998
                                         ADVISORY       ADMIN.       ADVISORY        ADMIN.       ADVISORY       ADMIN.
                                           FEES          FEES          FEES           FEES          FEES          FEES
                                           ----          ----          ----           ----          ----          ----
SmallCap Opportunities Fund .........                              $1,915,854       $255,447     $2,033,840    $392,303
MidCap Opportunities Fund(1)(2)......                              $  483,746       $ 48,903         73,797       7,380
Growth Opportunities Fund(1) ........                              $1,865,457       $248,728      1,541,921     239,970

----------
(1)  Does  not  reflect  expense   reimbursement   of  $37,687  for  the  MidCap
     Opportunities Fund for the year ended December 31, 1998.
(2)  The MidCap Opportunities Fund commenced operations on August 20, 1998.

     DURING THE FISCAL YEARS ENDED OCTOBER 31, 2000, 1999, AND 1998, THE FUNDS LISTED BELOW PAID THE FOLLOWING SUBADVISORY FEES:

            TOTAL SUBADVISORY FEES PAID DURING FISCAL YEAR OCTOBER 31

                                                   2000               1999             1998
                                                   ----               ----             ----
Growth + Value Fund ........................                       $1,355,700        $  998,812
International Value Fund ...................                        3,582,411         1,750,654
Emerging Markets Value Fund (1) ............                           56,232            26,985
Research-Enhanced Index Fund ...............                          199,666               N/A

----------
(1) For the period December 1, 1998 through February 28, 1999, Brandes Investment Partners, L.P. agreed to waive the subadvisory fee for Emerging Markets Value Fund.

     DURING THE FISCAL YEARS ENDED JUNE 30, 2000, 1999, AND 1998, THE INVESTMENT MANAGER PAID SUB-ADVISORY FEES TO THE FOLLOWING:

        TOTAL SUBADVISORY FEES PAID DURING FISCAL YEAR ENDED JUNE 30 AND
                         OCTOBER 31, WHERE APPROPRIATE

                                                 OCTOBER 31       JUNE 30        JUNE 30       JUNE 30
                                                    2000           2000           1999           1998
                                                    ----           ----           ----           ----
Asia-Pacific Equity Fund(3)                                     $   166,558     $307,103       $221,487
International Core Growth Fund (1)(2)(3)                            350,301          N/A            N/A
Worldwide Growth Fund (1)(2)(3)                                   2,175,740          N/A            N/A
International SmallCap Growth Fund (1)(2)(3)                      2,137,981          N/A            N/A
Emerging Countries Fund (1)(2)(3)                                 1,386,268          N/A            N/A
LargeCap Growth Fund (1)(2)                          N/A          1,495,813          N/A            N/A
MidCap Growth Fund (1)(2)                            N/A          1,085,388          N/A            N/A
SmallCap Growth Fund (1)(2)                          N/A          1,520,438          N/A            N/A
Convertible Fund  (1)(2)                             N/A          1,324,939          N/A            N/A

----------
(1) Prior to May 24, 1999, the funds were managed by Nicholas-Applegate and had no Sub-Advisor fees.
(2)  Reflects three month period between April 1, 1999 to June 30, 1999.
(3) Reflects four month period between July 1, 2000 and October 31, 2000. Effective ________, 2000, the Funds changed their fiscal year end to October 31 from June 30.

                          EXPENSE LIMITATION AGREEMENTS

     The Investment Manager entered into expense limitation agreements with the following Funds, pursuant to which the Investment Manager has agreed to waive or limit its fees. In connection with these agreements and certain U.S. tax requirements, the Investment Manager will assume other expenses so that the total annual ordinary operating expenses of the Funds (which excludes interest, taxes, brokerage commissions, extraordinary expenses such as litigation, other expenses not incurred in the ordinary course of each Fund's business, and expenses of any counsel or other persons or services retained by the Company's Directors/Trustees who are not "interested persons" (as defined in the 1940 Act) of the Investment Manager) do not exceed:

FUND                                    CLASS A   CLASS B   CLASS C   CLASS M   CLASS Q   CLASS T
-----                                   -------   -------   -------   -------   -------   -------
Asia-Pacific Equity Fund                 2.00%     2.75%      N/A      2.50%      N/A       N/A
SmallCap Growth Fund                     1.95%     2.60%     2.60%      N/A      1.50%      N/A
MidCap Growth Fund                       1.60%     2.25%     2.25%      N/A      1.25%      N/A
MidCap Value Fund                        1.75%     2.50%     2.50%     2.25%     1.75%      N/A
LargeCap Growth Fund                     1.60%     2.25%     2.25%      N/A      1.25%      N/A
LargeCap Leaders Fund                    1.75%     2.50%     2.50%     2.25%     1.75%      N/A
Convertible Fund                         1.60%     2.25%     2.25%      N/A      1.25%      N/A
Balanced Fund                            1.60%     2.25%     2.25%      N/A      1.25%     1.75%
Strategic Income Fund                    0.95%     1.35%     1.35%      N/A      0.85%      N/A
High Yield Fund II                       1.10%     1.75%     1.75%      N/A      1.00%     1.40%
Emerging Countries Fund                  2.25%     2.90%     2.90%      N/A      1.90%      N/A
Worldwide Growth Fund                    1.85%     2.50%     2.50%      N/A      1.60%      N/A
International SmallCap Growth Fund       1.95%     2.60%     2.60%      N/A      1.65%      N/A
International Core Growth Fund           1.95%     2.60%     2.60%      N/A      1.65%      N/A
Money Market Fund                        1.50%     2.25%     2.25%      N/A       N/A       N/A
High Yield Fund                          1.10%     1.85%     1.85%     1.60%     1.10%      N/A

     Each Fund will at a later date reimburse the Investment Manager for management fees waived and other expenses assumed by the Investment Manager during the previous 36 months, but only if, after such reimbursement, the Fund's expense ratio does not exceed the percentage described above. The Investment Manager will only be reimbursed for fees waived or expenses assumed after the effective date of the expense limitation agreements. Nicholas-Applegate Capital Management will bear 50% of any fees waived and other expenses assumed pursuant to the expense limitation agreement with respect to any Fund for which it serves as sub-adviser, and will receive 50% of any recoupment amount with respect to such Funds.

     Each expense limitation agreement provides that these expense limitations shall continue until October 31, 2001. Thereafter, the agreement will automatically renew for one-year terms unless the Investment Manager provides written notice of the termination of the agreement to the Fund at least 30 days prior to the end of the then-current term. In addition, the agreement will terminate upon termination of the Investment Management Agreement, or it may be terminated by the Fund, without payment of any penalty, upon ninety (90) days' prior written notice to the Investment Manager at its principal place of business.

     For Pilgrim Mutual Funds (other than the Money Market Fund which is a new fund), prior to the expense limitation agreement described above, the Investment Manager voluntarily agreed to waive all or a portion of its fee and to reimburse operating expenses of the Funds, excluding distribution fees, interest, taxes, brokerage and extraordinary expenses, up to 0.75%.

     The voluntary fee reductions are as follows:

                                    OCTOBER 31       JUNE 30     JUNE 30           MARCH 31
FUND                                 2000 (1)         2000       1999(2)      1999        1998
----                                 --------         ----       -------      ----        ----
SmallCap Growth Fund                   N/A           $204,352    $29,487    $518,164    $675,970
MidCap Growth Fund                     N/A           $ 10,354      1,010     301,613     591,684
LargeCap Growth Fund                   N/A           $      0      4,314     154,098     132,912
Convertible Fund                       N/A           $      0          0     318,025     339,803
Balanced Fund                          N/A           $179,601     12,611     132,033     182,871
Strategic Income Fund                  N/A           $208,068     31,139     232,922     419,604
High Yield Fund II                     N/A           $218,609     54,363     318,323     111,479
Emerging Countries Fund                              $346,154     69,001     816,718     628,044
Worldwide Growth Fund                                $      0          0     242,660     381,568
International SmallCap Growth Fund                   $      0      3,405     168,199     389,240
International Core Growth Fund                       $212,567     11,093     253,811     204,723

                                OCTOBER 31                   JUNE 30
                                 2000 (1)         2000        1999        1998
                                 --------         ----        ----        ----
LargeCap Leaders Fund              N/A          $ 31,375    $ 76,094    $151,645
MidCap Value Fund                  N/A          $ 48,900      21,944      21,934
Asia-Pacific Equity Fund           ___          $145,502     249,734     355,259
High Yield Fund                    N/A          $423,592     441,770     269,351

----------
(1) Reflects four month period from July 1, 2000 to October 31, 2000. Effective ________, 2000, the Funds changed their fiscal year end to October 31 from June 30.
(2)  Reflects three month period from April 1, 1999 to June 30, 1999.

     The Investment Manager has entered into an expense limitation agreement with the High Yield Fund, pursuant to which the Investment Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual ordinary operating expenses of the Fund (which excludes interest, taxes, brokerage commissions, extraordinary expenses such as litigation, other expenses not incurred in the ordinary course of such Fund's business, and expenses of any counsel or other persons or services retained by the Company's Directors who are not "interested persons" (as defined in the 1940 Act) of the Investment Manager) do not exceed the following ratios for the periods indicated:

PERIOD LIMIT APPLIES            CLASS A         CLASS B          CLASS C         CLASS M          CLASS Q
--------------------            -------         -------          -------         -------          -------
Through 12/31/1999               1.00%           1.75%            1.75%           1.50%            1.00%
From 1/1/2000 through
termination of Agreement         1.10%           1.85%            1.85%           1.60%            1.10%

     The High Yield Fund will at a later date reimburse the Investment Manager for management fees waived and other expenses assumed by the Investment Manager during the previous 36 months, but only if, after such reimbursement, the Fund's expense ratio does not exceed the percentage described above. The Investment Manager will only be reimbursed for fees waived or expenses assumed after the effective date of the expense limitation agreement.

     Prior to the expense limitation agreement described above, the Investment Manager voluntarily agreed to waive all or a portion of its fee and to reimburse operating expenses of the High Yield Fund, excluding distribution fees, interest, taxes, brokerage and extraordinary expenses, to 0.75%.

Government Securities Income Fund. Pursuant to the terms of the Investment Management Agreement of the Government Securities Income Fund, the Investment Manager will reimburse the Fund to the extent that the gross operating costs and expenses, excluding any interest, taxes, brokerage commissions, amortization of organizational expenses, extraordinary expenses, and distribution (Rule 12b-1) fees on Class B and Class M shares in excess of an annual rate of 0.25% of the average daily net assets of these classes, exceed 1.50% of its average daily net asset value for the first $40 million of net assets and 1.00% of average daily net assets in excess of $40 million for any one fiscal year. This reimbursement policy cannot be changed unless the agreement is amended, which would require shareholder approval.

DISTRIBUTOR

     Shares of each Fund are distributed by ING Pilgrim Securities, Inc. ("ING Pilgrim Securities" or the "Distributor") pursuant to a Distribution Agreement between each Company and the Distributor. Each Distribution Agreement requires the Distributor to use its best efforts on a continuing basis to solicit purchases of shares of the Funds. Each Company and the Distributor have agreed to indemnify each other against certain liabilities. At the discretion of the Distributor, all sales charges may at times be reallowed to an authorized dealer ("Authorized Dealer"). If 90% or more of the sales commission is reallowed, such Authorized Dealer may be deemed to be an "underwriter" as that term is defined under the Securities Act of 1933, as amended. Each Distribution Agreement will remain in effect for two years and from year to year thereafter only if its continuance is approved annually by a majority of the Board of Directors/Trustees who are not parties to such agreement or "interested persons" of any such party and must be approved either by votes of a majority of the Directors/Trustees or a majority of the outstanding voting securities of the Company. See the Prospectus for information on how to purchase and sell shares of the Funds, and the charges and expenses associated with an investment. The sales charge retained by the Distributor and the commissions reallowed to selling dealers are not an expense of the Funds and have no effect on the net asset value of the Funds. The Distributor, like the Investment Manager, is a subsidiary of ReliaStar.

     For the fiscal year ended June 30, 2000, the Distributor received the following amounts in sales charges, after reallowance to Dealers in connection with rates of shares of Bank and Thrift Fund, Advisory Funds, Investment Funds, Mutual Funds, and Government Securities Income Fund: $1,608,367 with respect to Class A shares; $0 with respect to Class B shares; $405,740 with respect to Class C shares; and $11,385 with respect to Class M shares.

     For the fiscal year ended October 31, 2000, the Distributor received the following amounts in sales charges, after reallowance to Dealers, in connection with sales of shares of Mayflower Trust: $_____ with respect to Class A shares; $____ with respect to Class B shares; and $______ with respect to Class C shares.

     For the fiscal year ended December 31, 2000, the Distributor (or Advest) received the following amounts in sales charges, after reallowance to Dealers in connection with sales of shares of SmallCap Opportunities Fund, Equity Trust, and Growth Opportunities Fund: $_______ with respect to Class A shares; $______ with respect to Class B shares; $_________ with respect to Class C shares; and $________ with respect to Class T shares.

                                RULE 12b-1 PLANS

     Each Company has a distribution plan pursuant to Rule 12b-1 under the 1940 Act applicable to most classes of shares offered by each Fund ("Rule 12b-1 Plans"). The Funds intend to operate the Rule 12b-1 Plans in accordance with their terms and the National Association of Securities Dealers, Inc. rules concerning sales charges. Under the Rule 12b-1 Plans, the Distributor may be entitled to payment each month in connection with the offering, sale, and shareholder servicing of Class A, Class B, Class C, Class M, Class Q and Class T shares in amounts as set forth in the following table. The Funds do not have a 12b-1 Plan with respect to the Institutional Class.

                                                  FEES BASED ON AVERAGE DAILY NET ASSETS
                                     -------------------------------------------------------------
NAME OF FUND                         CLASS A   CLASS B    CLASS C    CLASS M    CLASS Q    CLASS T
------------                         -------   -------    -------    -------    -------    -------
Asia-Pacific Equity Fund              0.25%     1.00%       N/A       0.75%       N/A        N/A
MidCap Value Fund                     0.25%     1.00%      1.00%      0.75%      0.25%       N/A
LargeCap Leaders Fund                 0.25%     1.00%      1.00%      0.75%      0.25%       N/A
MagnaCap Fund                         0.30%     1.00%      1.00%      0.75%      0.25%       N/A
High Yield Fund                       0.25%     1.00%      1.00%      0.75%      0.25%      0.65%
Bank and Thrift Fund                  0.25%     1.00%      1.00%       N/A        N/A        N/A
Government Securities Income Fund     0.25%     1.00%      1.00%      0.75%      0.25%      0.65%
International Core Growth Fund        0.35%     1.00%      1.00%       N/A       0.25%       N/A
Worldwide Growth Fund                 0.35%     1.00%      1.00%       N/A       0.25%       N/A
International SmallCap Growth Fund    0.35%     1.00%      1.00%       N/A       0.25%       N/A
Emerging Countries Fund               0.35%     1.00%      1.00%       N/A       0.25%       N/A
LargeCap Growth Fund                  0.35%     1.00%      1.00%       N/A       0.25%       N/A
MidCap Growth Fund                    0.35%     1.00%      1.00%       N/A       0.25%       N/A
SmallCap Growth Fund                  0.35%     1.00%      1.00%       N/A       0.25%       N/A
Convertible Fund                      0.35%     1.00%      1.00%       N/A       0.25%       N/A
Balanced Fund                         0.35%     1.00%      1.00%       N/A       0.25%      0.75%
High Yield Fund II                    0.35%     1.00%      1.00%       N/A       0.25%       N/A
Strategic Income Fund                 0.35%     0.75%       0.75%      N/A       0.25%       N/A
Money Market Fund                     0.25%     1.00%      1.00%       N/A       0.25%       N/A
SmallCap Opportunities Fund           0.30%     1.00%      1.00%       N/A       0.25%      0.95%
Growth Opportunities Fund             0.30%     1.00%      1.00%       N/A       0.25%      0.95%
MidCap Opportunities Fund             0.30%     1.00%      1.00%       N/A       0.25%       N/A
Emerging Markets Value Fund           0.30%     1.00%      1.00%       N/A        N/A        N/A
Growth + Value Fund                   0.30%     1.00%      1.00%       N/A       0.25%       N/A
High Total Return Fund                0.30%     1.00%      1.00%       N/A        N/A        N/A
High Total Return Fund II             0.30%     1.00%      1.00%       N/A        N/A        N/A
International Value Fund              0.30%     1.00%      1.00%       N/A       0.25%       N/A
Research Enhanced Index Fund          0.30%     1.00%      1.00%       N/A       0.25%       N/A

     The Rule 12b-1 Plan for the Money Market Fund provides that the distribution fee is reduced by that amount, if any, paid to the Distributor or any affiliate of Distributor from the investment adviser or distributor of any investment company in which the Money Market Fund invests.

     These fees may be used to cover the expenses of the Distributor primarily intended to result in the sale of Class A, Class B, Class C, Class M, Class Q, and Class T shares of the Funds, including payments to dealers for selling shares of the Funds and for servicing shareholders of these classes of the Funds. Activities for which these fees may be used include: promotional activities; preparation and distribution of advertising materials and sales literature; expenses of organizing and conducting sales seminars; personnel costs and overhead of the Distributor; printing of prospectuses and statements of additional information (and supplements thereto) and reports for other than existing shareholders; payments to dealers and others that provide shareholder services; interest on accrued distribution expenses; and costs of administering the Rule 12b-1 Plans. No more than 0.75% per annum of a Fund's average net assets may be used to finance distribution expenses, exclusive of shareholder servicing payments, and no Authorized Dealer may receive shareholder servicing payments in excess of 0.25% per annum of a Fund's average net assets held by the Authorized Dealer's clients or customers.

     Under the Rule 12b-1 Plans, ongoing payments will be made on a quarterly basis to Authorized Dealers for both distribution and shareholder servicing at rates that are based on the average daily net assets of shares that are registered in the name of that Authorized Dealer as nominee or held in a shareholder account that designates that Authorized Dealer as the dealer of record. The rates, on an annual basis, are as follows: 0.25% for Class A, 0.25% for Class B, 1.00% (0.75% for Strategic Income Fund) for Class C, 0.65% (0.40% for Government Securities Income Fund and High Yield Fund) for Class M, 0.25% for Class Q, and 0.15% - 0.95% for Class T. Rights to these ongoing payments begin to accrue in the 13th month following a purchase of Class A, B or C shares and in the 1st month following a purchase of Class M, and Class T Shares.

     The Distributor will be reimbursed for its actual expenses incurred under a Rule 12b-1 Plan with respect to Class A shares of MagnaCap Fund, High Yield Fund and Government Securities Income Fund. The Distributor has incurred costs and expenses with respect to Class A shares that may be reimbursable in future months or years in the amounts of $994,817 for MagnaCap Fund (0.30% of its net assets), $272,149 for High Yield Fund (0.25% of its net assets), and $69,487 for Government Securities Income Fund (0.25% of its net assets) as of June 30, 2000. With respect to Class A shares of each other Fund and Class B, Class C, Class M, Class Q, and Class T shares of each Fund that offers the class, the Distributor will receive payment without regard to actual distribution expenses it incurs. In the event a Rule 12b-1 Plan is terminated in accordance with its terms, the obligations of a Fund to make payments to the Distributor pursuant to the Rule 12b-1 Plan will cease and the Fund will not be required to make any payments for expenses incurred after the date the Plan terminates.

     In addition to providing for the expenses discussed above, the Rule 12b-1 Plans also recognize that the Investment Manager and/or the Distributor may use their resources to pay expenses associated with activities primarily intended to result in the promotion and distribution of the Funds' shares and other funds managed by the Investment Manager. In some instances, additional compensation or promotional incentives may be offered to dealers. Such compensation and incentives may include, but are not limited to, cash, merchandise, trips and financial assistance to dealers in connection with pre-approved conferences or seminars, sales or training programs for invited sales personnel, payment for travel expenses (including meals and lodging) incurred by sales personnel and members of their families, or other invited guests, to various locations for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding one or more of the Funds or other funds managed by the Investment Manager and/or other events sponsored by dealers. In addition, the Distributor may, at its own expense, pay concessions in addition to those described above to dealers that satisfy certain criteria established from time to time by the Distributor. These conditions relate to increasing sales of shares of the Funds over specified periods and to certain other factors. These payments may, depending on the dealer's satisfaction of the required conditions, be periodic and may be up to (1) 0.30% of the value of the Funds' shares sold by the dealer during a particular period, and (2) 0.10% of the value of the Funds' shares held by the dealer's customers for more than one year, calculated on an annual basis.

     The Rule 12b-1 Plans have been approved by the Board of Directors/Trustees of each Fund, including all of the Directors/Trustees who are not interested persons of the Company as defined in the 1940 Act. Each Rule 12b-1 Plan must be renewed annually by the Board of Directors/Trustees, including a majority of the Directors/Trustees who are not interested persons of the Company and who have no direct or indirect financial interest in the operation of the Rule 12b-1 Plan, cast in person at a meeting called for that purpose. It is also required that the selection and nomination of such Directors/Trustees be committed to the Directors/Trustees who are not interested persons. Each Rule 12b-1 Plan and any distribution or service agreement may be terminated as to a Fund at any time, without any penalty, by such Directors/Trustees or by a vote of a majority of the Fund's outstanding shares on 60 days written notice. The Distributor or any dealer or other firm may also terminate their respective distribution or service agreement at any time upon written notice.

     In approving each Rule 12b-1 Plan, the Board of Directors/Trustees has determined that differing distribution arrangements in connection with the sale of new shares of a Fund is necessary and appropriate in order to meet the needs of different potential investors. Therefore, the Board of Directors/Trustees, including those Directors/Trustees who are not interested persons of the Company, concluded that, in the exercise of their reasonable business judgment and in light of their fiduciary duties, there is a reasonable likelihood that the Rule 12b-1 Plans as tailored to each class of each Fund, will benefit such Funds and their respective shareholders.

     Each Rule 12b-1 Plan and any distribution or service agreement may not be amended to increase materially the amount spent for distribution expenses as to a Fund without approval by a majority of the Fund's outstanding shares, and all material amendments to a Plan or any distribution or service agreement shall be approved by the Directors/Trustees who are not interested persons of the Company, cast in person at a meeting called for the purpose of voting on any such amendment.

     The Distributor is required to report in writing to the Board of Directors/Trustees at least quarterly on the monies reimbursed to it under each Rule 12b-1 Plan, as well as to furnish the Board with such other information as may be reasonably be requested in connection with the payments made under the Rule 12b-1 Plan in order to enable the Board to make an informed determination of whether the Rule 12b-1 Plan should be continued.

     During their fiscal year ended December 31, 2000, expenses incurred by the Distributor for distribution-related activities with respect to each class of shares of each Fund listed below were as follows:

DISTRIBUTION EXPENSES                      CLASS A         CLASS B       CLASS C
---------------------                      -------         -------       -------

SmallCap Opportunities Fund
Salaries/Overides
Commissions Paid
Marketing, RMM, & Convention Expense
Total

MidCap Opportunities Fund
Salaries/Overides
Commissions Paid
Marketing, RMM, & Convention Expense
Total

Growth Opportunities Fund
Salaries/Overides
Commissions Paid
Marketing, RMM, & Convention Expense
Total

Total distribution expenses incurred by the Distributor for the costs of promotion and distribution of each Fund's Class A, B, C and Q shares for the fiscal period ended June 30, 2000 were as follows:

DISTRIBUTION EXPENSES                  CLASS A    CLASS B     CLASS C     CLASS Q   CLASS T
---------------------                  -------    -------     -------     -------   -------
International Core Growth Fund
Advertising                           $    230    $    209    $    404    $   176    N/A
Printing                                 4,375       3,974       7,667      3,347    N/A
Salaries & Commissions                  77,226      70,159     135,349     59,083    N/A
Broker Servicing                        11,488      10,347      20,134      8,789    N/A
Miscellaneous                           31,555      28,668      55,304     24,142    N/A
                                      --------    --------    --------    -------
TOTAL                                  124,874     113,447     218,858     95,537    N/A

                               CLASS A       CLASS B       CLASS C       CLASS Q    CLASS T
                               -------       -------       -------       -------    -------
Worldwide Growth Fund
Advertising                   $    1,587    $      829    $    4,248    $      374    N/A
Printing                          30,150        15,744        80,706         7,103    N/A
Salaries & Commissions           556,664       290,685     1,490,070       131,140    N/A
Broker Servicing                  79,730        41,634       213,419        18,783    N/A
Miscellaneous                    212,685       111,062       569,311        50,105    N/A
                              ----------    ----------    ----------    ----------
TOTAL                            880,816       459,954     2,357,753       207,504    N/A

Int'l SmallCap Growth Fund
Advertising                   $    3,412    $    1,654    $    2,853    $    2,582    N/A
Printing                          64,835        31,425        54,210        49,065    N/A
Salaries & Commissions           678,625       328,924       567,411       513,562    N/A
Broker Servicing                 168,263        81,556       140,688       127,336    N/A
Miscellaneous                    444,873       215,626       371,966       336,666    N/A
                              ----------    ----------    ----------    ----------
TOTAL                          1,360,008       659,184     1,137,128     1,029,211    N/A

Emerging Countries Fund
Advertising                   $      580    $      675    $      802    $      205    N/A
Printing                          11,017        12,834        15,237         3,896    N/A
Salaries & Commissions           239,420       278,900       331,116        84,655    N/A
Broker Servicing                  32,700        38,092        45,224        11,562    N/A
Miscellaneous                     61,529        71,675        85,094        21,755    N/A
                              ----------    ----------    ----------    ----------
TOTAL                            345,245       402,176       477,473       122,073    N/A

LargeCap Growth Fund
Advertising                   $    1,700             $    3,277 $2,483  $      294    N/A
Printing                          32,306        62,270        47,178         5,580    N/A
Salaries & Commissions           331,241       638,465       483,727        57,214    N/A
Broker Servicing                  83,999       161,907       122,667        14,509    N/A
Miscellaneous                    229,160       441,704       334,653        39,582    N/A
                              ----------    ----------    ----------    ----------
TOTAL                            678,406     1,307,623       990,709       117,179    N/A

MidCap Growth Fund
Advertising                   $      624    $      455    $    2,718    $       83    N/A
Printing                          11,848         8,653        51,639         1,578    N/A
Salaries & Commissions           418,813       305,882     1,825,421        55,787    N/A
Broker Servicing                  31,276        22,841       136,311         4,166    N/A
Miscellaneous                     67,823        49,533       295,597         9,034    N/A
                              ----------    ----------    ----------    ----------
TOTAL                            530,402       387,364     2,311,686        70,648    N/A

SmallCap Growth Fund
Advertising                   $      832    $      423    $    2,630    $       54    N/A
Printing                          15,814         8,030        49,967         1,027    N/A
Salaries & Commissions           539,657       274,020     1,705,123        34,930    N/A
Broker Servicing                  41,807        21,228       132,094         2,706    N/A
Miscellaneous                     87,480        44,419       276,405         5,662    N/A
                              ----------    ----------    ----------    ----------
TOTAL                            685,589       348,120     2,166,217        44,375    N/A

Convertible Fund
Advertising                   $      778    $      890    $    2,483    $      261    N/A
Printing                          14,787        16,908        47,186         4,952    N/A
Salaries & Commissions           354,327       405,144     1,130,663       118,671    N/A
Broker Servicing                  39,321        44,960       125,473        13,169    N/A
Miscellaneous                     85,941        98,266       274,238        28,783    N/A
                              ----------    ----------    ----------    ----------
TOTAL                            495,154       566,168     1,580,044       165,837    N/A

                         CLASS A     CLASS B     CLASS C     CLASS Q    CLASS T
                         -------     -------     -------     -------    -------
Balanced Fund
Advertising              $    338    $    224    $    512    $     4    $    150
Printing                    6,424       4,264       9,722         69       2,858
Salaries & Commissions    176,821     117,351     267,574      1,903      78,673
Broker Servicing           16,289      10,811      24,649        175       7,247
Miscellaneous              29,417      19,523      44,515        371      13,088
                         --------    --------    --------    -------    --------
TOTAL                     229,290     152,173     346,971      2,468     102,018

High Yield Fund II
Advertising              $    219    $    698    $    402    $    37    $    350
Printing                    4,170      13,263       7,647        694       6,653
Salaries & Commissions    113,340     360,504     207,848     18,874     180,824
Broker Servicing           10,672      33,945      19,571      1,777      17,027
Miscellaneous              20,929      66,569      38,380      3,485      33,390
                         --------    --------    --------    -------    --------
TOTAL                     149,330     474,979     273,849     24,867     238,243

Strategic Income Fund
Advertising              $    119    $    190    $    243    $     7         N/A
Printing                    2,260       3,614       4,620        131         N/A
Salaries & Commissions     28,784      46,028      58,843      1,666         N/A
Broker Servicing            5,898       9,431      12,057        341         N/A
Miscellaneous               9,096      14,545      18,594        526         N/A
                         --------    --------    -------    --------
TOTAL                      46,157      73,809      94,357      2,672         N/A

Money Market Fund
Advertising              $    394    $    289    $     99        N/A         N/A
Printing                    7,494       5,490       1,886        N/A         N/A
Salaries & Commissions     63,799      46,735      16,061        N/A         N/A
Broker Servicing           21,317      15,615       5,366        N/A         N/A
Miscellaneous              37,563      27,516       9,456        N/A         N/A
                         --------    --------    --------
Total                     130,568      95,645      32,869        N/A         N/A

Total distribution expenses incurred by the Distributor for the costs of promotion and distribution of each Fund's Class A, B, C and Q shares for the fiscal period ended October 31, 2000 (reflects the four month period from July 1, 2000 to October 31, 2000) were as follows:

DISTRIBUTION EXPENSES                       CLASS A       CLASS B       CLASS C       CLASS Q       CLASS T
---------------------                       -------       -------       -------       -------       -------
International Core Growth Fund
Advertising                                                                                           N/A
Printing                                                                                              N/A
Salaries & Commissions                                                                                N/A
Broker Servicing                                                                                      N/A
Miscellaneous                                                                                         N/A
TOTAL                                                                                                 N/A

DISTRIBUTION EXPENSES                       CLASS A       CLASS B       CLASS C       CLASS Q       CLASS T
---------------------                       -------       -------       -------       -------       -------
Worldwide Growth Fund
Advertising                                                                                           N/A
Printing                                                                                              N/A
Salaries & Commissions                                                                                N/A
Broker Servicing                                                                                      N/A
Miscellaneous                                                                                         N/A
TOTAL                                                                                                 N/A

Int'l SmallCap Growth Fund
Advertising                                                                                           N/A
Printing                                                                                              N/A
Salaries & Commissions                                                                                N/A
Broker Servicing                                                                                      N/A
Miscellaneous                                                                                         N/A
TOTAL                                                                                                 N/A

Emerging Countries Fund
Advertising                                                                                           N/A
Printing                                                                                              N/A
Salaries & Commissions                                                                                N/A
Broker Servicing                                                                                      N/A
Miscellaneous                                                                                         N/A
TOTAL                                                                                                 N/A

     During their fiscal year ended October 31, 2000, expenses incurred by the Distributor for distribution-related activities with respect to each class of shares of each Fund listed below were as follows:

DISTRIBUTION EXPENSES                                         CLASS A                CLASS B                CLASS C
---------------------                                         -------                -------                -------
Growth + Value Fund
Salaries+Overides
Commissions Paid
Marketing, RMM, & Convention Expense
Total

International Value Fund
Salaries/Overides
Commissions Paid
Marketing, RMM, & Convention Expense
Total

Emerging Markets Value Fund
Salaries/Overides
Commissions Paid
Marketing, RMM, & Convention Expense
Total

Research Enhanced Index Fund
Salaries/Overides
Commissions Paid
Marketing, RMM, & Convention Expense
Total

DISTRIBUTION EXPENSES                                         CLASS A                CLASS B                CLASS C
---------------------                                         -------                -------                -------
High Total Return Fund II
Salaries/Overides
Commissions Paid
Marketing, RMM, & Convention Expense
Total

High Total Return Fund
Salaries/Overides
Commissions Paid
Marketing, RMM, & Convention Expense
Total

     Total distribution expenses incurred by the Distributor for the costs of promotion and distribution of each Fund's Class A, B, C, M, and Q shares for the fiscal year ended June 30, 2000 were as follows (the Funds did not offer Class C or Class Q shares until May 24, 1999, and certain Funds did not offer Class T shares until January 4, 2000):

DISTRIBUTION EXPENSES      CLASS A       CLASS B    CLASS C    CLASS M     CLASS Q  CLASS T
---------------------      -------       -------    -------    -------     -------  -------
Asia-Pacific Equity Fund
Advertising               $      288    $    286        N/A    $    174        N/A    N/A
Printing                       5,478       5,442        N/A       3,312        N/A    N/A
Salaries & Commissions        76,473      75,976        N/A      46,234        N/A    N/A
Broker Servicing              13,966      13,875        N/A       8,443        N/A    N/A
Miscellaneous                 19,192      19,068        N/A      11,603        N/A    N/A
                          ----------    --------               --------
Total                        115,397     114,647        N/A      69,766        N/A    N/A

MidCap Value Fund
Advertising               $      169    $    241    $    11    $    136    $     2    N/A
Printing                       3,212       4,574        213       2,588         38    N/A
Salaries & Commissions        64,463      93,232      4,348      52,746        784    N/A
Broker Servicing               8,381      11,937        557       6,753        100    N/A
Miscellaneous                 19,347      27,554      1,285      15,589        232    N/A
                          ----------    --------    -------    --------    -------
Total                         96,573     137,537      6,415      77,812      1,157    N/A

LargeCap Leaders Fund
Advertising               $      115    $    304    $    19    $    119    $     2    N/A
Printing                       2,179       5,778        361       2,261         46    N/A
Salaries & Commissions        37,891     100,471      6,275      39,320        799    N/A
Broker Servicing               5,687      15,079        942       5,901        120    N/A
Miscellaneous                  9,017      23,908      1,493       9,357    $   190    N/A
                          ----------    --------    -------    --------    -------
Total                         54,888     145,540      9,090      56,958      1,157    N/A

MagnaCap Fund
Advertising               $    2,560    $    842    $    61    $    256    $    25    N/A
Printing                      48,643      15,994      1,156       4,869        481    N/A
Salaries & Commissions       968,875     318,567     23,019      96,982      9,586    N/A
Broker Servicing             124,216      40,842      2,951      12,434      1,229    N/A
Miscellaneous             $  176,412      58,004      4,191      17,658      1,745    N/A
                          ----------    --------    -------    --------    -------
Total                      1,320,706     434,249     31,377     132,199     13,066    N/A

DISTRIBUTION EXPENSES            CLASS A       CLASS B    CLASS C    CLASS M     CLASS Q    CLASS T
---------------------            -------       -------    -------    -------     -------    -------
High Yield Fund
Advertising                          $  1,067    $  2,080    $   145   $     276    $   13     N/A
Printing                               20,270      39,254      2,757       5,236       245     N/A
Salaries & Commissions                314,434     613,112     42,771      81,225     3,796     N/A
Broker Servicing                       52,157     101,700      7,095      13,473       630     N/A
Miscellaneous                          94,251     183,780     12,821      24,347     1,138     N/A
                                     --------    --------    -------    --------    ------
Total                                 482,179     940,196     65,589     124,558     5,821     N/A

Bank and Thrift Fund
Advertising                          $  2,171    $  2,167        N/A       N/A        N/A      N/A
Printing                               41,255      41,170        N/A       N/A        N/A      N/A
Salaries & Commissions                681,184     679,787        N/A       N/A        N/A      N/A
Broker Servicing                      103,829     103,616        N/A       N/A        N/A      N/A
Miscellaneous                         171,514     171,163        N/A       N/A        N/A      N/A
                                     --------    --------
Total                                 999,955     997,904        N/A       N/A        N/A      N/A

Gov't Securities Income Fund
Advertising                          $    507    $    246    $    25    $     10    $    3   $    274
Printing                                9,636       4,665        482         192        61      5,198
Salaries & Commissions                211,475     102,386     10,572       4,223     1,342    114,070
Broker Servicing                       26,699      12,926      1,335         533       169     14,401
Miscellaneous                          79,476      38,478      3,973       1,587       504     42,869
                                     --------    --------    -------    --------    ------   --------
Total                                 327,792     158,702     16,388       6,546     2,080    176,812

     Total distribution expenses incurred by the Distributor for the costs of promotion and distribution of the Asia Pacific Equity Fund's Class A, B, C, M, and Q shares for the fiscal year ended October 31, 2000 were as follows (Reflects the four month period between July 1, 2000 and October 31, 2000):

DISTRIBUTION EXPENSES          CLASS A     CLASS B    CLASS C    CLASS M    CLASS Q    CLASS T
---------------------          -------     -------    -------    -------    -------    -------
Asia-Pacific Equity Fund
Advertising                                               N/A                   N/A        N/A
Printing                                                  N/A                   N/A        N/A
Salaries & Commissions                                    N/A                   N/A        N/A
Broker Servicing                                          N/A                   N/A        N/A
Miscellaneous                                             N/A                   N/A        N/A
Total                                                     N/A                   N/A        N/A

SHAREHOLDER SERVICING AGENT

     ING Pilgrim Group, Inc. serves as Shareholder Servicing Agent for Advisory Funds, Investment Funds, Bank and Thrift, Government Securities Income and Pilgrim Mutual Funds. The Shareholder Servicing Agent is responsible for responding to written and telephonic inquiries from shareholders. Each Fund pays the Shareholder Servicing Agent a monthly fee on a per-contact basis, based upon incoming and outgoing telephonic and written correspondence.

OTHER EXPENSES

     In addition to the management fee and other fees described previously, each Fund pays other expenses, such as legal, audit, transfer agency and custodian out-of-pocket fees, proxy solicitation costs, and the compensation of Directors/Trustees who are not affiliated with the Investment Manager. Most Fund expenses are allocated proportionately among all of the outstanding shares of that Fund. However, the Rule 12b-1 Plan fees for each class of shares are charged proportionately only to the outstanding shares of that class.

                                 CODE OF ETHICS

     The Funds have adopted a Code of Ethics governing personal trading activities of all Directors/Trustees, officers of the Funds and persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by the Funds or obtain information pertaining to such purchase or sale. The Code is intended to prohibit fraud against a Fund that may arise from personal trading. Personal trading is permitted by such persons subject to certain restrictions; however they are generally required to pre-clear all security transactions with the Funds' Compliance Officer or her designee and to report all transactions on a regular basis. The Sub-Advisers have adopted their own Codes of Ethics to govern the personal trading activities of their personnel.

                     SUPPLEMENTAL DESCRIPTION OF INVESTMENTS

     Some of the different types of securities in which the Funds may invest, subject to their respective investment objectives, policies and restrictions, are described in the Prospectus under "The Funds," "Investment Objectives and Policies," and "Investment Practices and Risk Considerations." Additional information concerning the characteristics and risks of certain of the Funds' investments are set forth below. There can be no assurance that any of the Funds will achieve their investment objectives. References to the Money Market Fund include investments by the Primary Fund in which it invests.

TEMPORARY DEFENSIVE AND OTHER SHORT-TERM POSITIONS

     Each Fund's assets (other than the Money Market Fund whose investments are typically short-term) may be invested in certain short-term, high-quality debt instruments (and, in the case of Bank and Thrift Fund, investment grade debt instruments) and in U.S. Government securities for the following purposes: (i) to meet anticipated day-to-day operating expenses; (ii) pending the Investment Manager's or Sub-Adviser's ability to invest cash inflows; (iii) to permit the Fund to meet redemption requests; and (iv) for temporary defensive purposes. A Fund for which the investment objective is capital appreciation may also invest in such securities if the Fund's assets are insufficient for effective investment in equities.

     Although it is expected that each Fund will normally be invested consistent with its investment objectives and policies, the short-term instruments in which a Fund (except Government Securities Income Fund) may invest include: (i) short-term obligations of the U.S. Government and its agencies, instrumentalities, authorities or political subdivisions; (ii) other short-term debt securities; (iii) commercial paper, including master notes; (iv) bank obligations, including certificates of deposit, time deposits and bankers' acceptances; and (v) repurchase agreements. LargeCap Leaders Fund, MidCap Value Fund and Asia-Pacific Equity Fund may also invest in long-term U.S. Government securities and money market funds, while Asia-Pacific Equity Fund may invest in short-term obligations of foreign governments and their agencies, instrumentalities, authorities, or political subdivisions. The short-term instruments in which Government Securities Income Fund may invest include short-term U.S. Government securities and repurchase agreements on U.S. Government securities. The Funds will normally invest in short-term instruments that do not have a maturity of greater than one year.

COMMON STOCK, CONVERTIBLE SECURITIES AND OTHER EQUITY SECURITIES

     Each Fund (other than Government Securities Income Fund and the Money Market Fund) may invest in common stocks, which represent an equity (ownership) interest in a company. This ownership interest generally gives a Fund the right to vote on issues affecting the company's organization and operations. Such investments will be diversified over a cross-section of industries and individual companies. For Funds other than the LargeCap Growth Fund, some of these companies will be organizations with market capitalizations of $500 million or less or companies that have limited product lines, markets and financial resources and are dependent upon a limited management group. Examples of possible investments include emerging growth companies employing new technology, cyclical companies, initial public offerings of companies offering high growth potential, or other corporations offering good potential for high growth in market value. The securities of such companies may be subject to more abrupt or erratic market movements than larger, more established companies both because the securities typically are traded in lower volume and because the issuers typically are subject to a greater degree to changes in earnings and prospects.

     Each Fund (other than the Money Market Fund) may also buy other types of equity securities such as convertible securities, preferred stock, and warrants or other securities that are exchangeable for shares of common stock. A convertible security is a security that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in convertible securities, a Fund seeks the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible, while investing at a better price than may be available on the common stock or obtaining a higher fixed rate of return than is available on common stocks. The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The credit standing of the issuer and other factors may also affect the investment value of a convertible security. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value.

     The market value of convertible debt securities tends to vary inversely with the level of interest rates. The value of the security declines as interest rates increase and increases as interest rates decline. Although under normal market conditions longer term debt securities have greater yields than do shorter term debt securities of similar quality, they are subject to greater price fluctuations. A convertible security may be subject to redemption at the option of the issuer at a price established in the instrument governing the convertible security. If a convertible security held by a Fund is called for redemption, the Fund must permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. Rating requirements do not apply to convertible debt securities purchased by the Funds because the Funds purchase such securities for their equity characteristics.

     As a matter of operating policy, each fund which comprises the ING Pilgrim Mutual Funds will invest no more than 5% of its net assets in warrants. A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund's entire investment therein).

     Each fund which comprises the ING Pilgrim Mutual Funds (other than the Money Market Fund) may invest in "synthetic" convertible securities, which are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, a fund may purchase a non-convertible debt security and a warrant or option, which enables the fund to have a convertible-like position with respect to a company, group of companies or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, the fund generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations. A Fund only invests in synthetic convertibles with respect to companies whose corporate debt securities are rated "A" or higher by Moody's or "A" or higher by S&P and will not invest more than 15% of its net assets in such synthetic securities and other illiquid securities.

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
     The MidCap Value Fund will invest substantially all of its assets, and LargeCap Leaders Fund, Asia-Pacific Equity Fund, and Bank and Thrift Fund may invest, in the equity securities of certain midcap companies. Midcap companies will tend to be smaller, more emerging companies and investment in these companies may involve greater risk than is customarily associated with
securities  of  larger,  more  established   companies.   Midcap  companies  may
experience relatively higher growth rates and higher failure rates than do larger companies. The trading volume of securities of midcap companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them rise more in response to buying demand and fall more in response to selling pressure than is the case with larger companies.

PREFERRED STOCK

     Each Fund (other than the Money Market Fund) may invest in preferred stock. Preferred stock, unlike common stock, offers a stated dividend rate payable from a corporation's earnings. Such preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stock may be "cumulative," requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer's common stock. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation, and may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stocks on the distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

EURODOLLAR CONVERTIBLE SECURITIES

     Each fund which comprises the ING Pilgrim Mutual Funds (other than the Money Market Fund) may invest in Eurodollar convertible securities, which are fixed-income securities of a U.S. issuer or a foreign issuer that are issued outside the United States and are convertible into equity securities of the same or a different issuer. Interest and dividends on Eurodollar securities are payable in U.S. dollars outside of the United States. The Funds may invest without limitation in Eurodollar convertible securities that are convertible into foreign equity securities listed, or represented by ADRs listed, on the New York Stock Exchange or the American Stock Exchange or convertible into publicly traded common stock of U.S. companies. The Funds may also invest up to 15% of its total assets invested in convertible securities, taken at market value, in Eurodollar convertible securities that are convertible into foreign equity securities which are not listed, or represented by ADRs listed, on such exchanges.

EURODOLLAR AND YANKEE DOLLAR INSTRUMENTS

     Each fund which comprises the ING Pilgrim Mutual Funds may invest in Eurodollar and Yankee Dollar instruments. Eurodollar instruments are bonds that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Eurodollar instruments are usually issued on behalf of multinational companies and foreign governments by large underwriting groups composed of banks and issuing houses from many countries. Yankee Dollar instruments are U.S. dollar denominated bonds issued in the U.S. by foreign banks and corporations. These investments involve risks that are different from investments in securities issued by U.S. issuers. See "Foreign Investment Considerations."

SECURITIES OF BANKS AND THRIFTS

     The Bank and Thrift Fund invests primarily in equity securities of banks and thrifts. A "money center bank" is a bank or bank holding company that is typically located in an international financial center and has a strong international business with a significant percentage of its assets outside the United States. "Regional banks" are banks and bank holding companies which provide full service banking, often operating in two or more states in the same geographic area, and whose assets are primarily related to domestic business. Regional banks are smaller than money center banks and also may include banks conducting business in a single state or city and banks operating in a limited number of states in one or more geographic regions. The third category which constitutes the majority in number of banking organizations are typically smaller institutions that are more geographically restricted and less well-known than money center banks or regional banks and are commonly described as "community banks".

     The Bank and Thrift Fund may invest in the securities of banks or thrifts that are relatively smaller, engaged in business mostly within their geographic region, and are less well-known to the general investment community than money center and larger regional banks. The shares of depository institutions in which the Fund may invest may not be listed or traded on a national securities exchange or on the National Association of Securities Dealers Automated Quotation System ("NASDAQ"); as a result there may be limitations on the Fund's ability to dispose of them at times and at prices that are most advantageous to the Fund.

     The profitability of banks and thrifts is largely dependent upon interest rates and the resulting availability and cost of capital funds over which these concerns have limited control, and, in the past, such profitability has shown significant fluctuation as a result of volatile interest rate levels. In addition, general economic conditions are important to the operations of these concerns, with exposure to credit losses resulting from financial difficulties of borrowers.

     Changes in state and Federal law are producing significant changes in the banking and financial services industries. Deregulation has resulted in the diversification of certain financial products and services offered by banks and financial services companies, creating increased competition between them. In addition, state and federal legislation authorizing interstate acquisitions as well as interstate branching has facilitated the increasing consolidation of the banking and thrift industries. Although regional banks involved in intrastate and interstate mergers and acquisitions may benefit from such regulatory changes, those which do not participate in such consolidation may find that it is increasingly difficult to compete effectively against larger banking combinations. Proposals to change the laws and regulations governing banks and companies that control banks are frequently introduced at the federal and state levels and before various bank regulatory agencies. The likelihood of any changes and the impact such changes might have are impossible to determine.

     The last few years have seen a significant amount of regulatory and legislative activity focused on the expansion of bank powers and diversification of services that banks may offer. These expanded powers have exposed banks to well-established competitors and have eroded the distinctions between regional banks, community banks, thrifts and other financial institutions.

     The thrifts in which the Bank and Thrift Fund invests generally are subject to the same risks as banks discussed above. Such risks include interest rate changes, credit risks, and regulatory risks. Because thrifts differ in certain respects from banks, however, thrifts may be affected by such risks in a different manner than banks. Traditionally, thrifts have different and less diversified products than banks, have a greater concentration of real estate in their lending portfolio, and are more concentrated geographically than banks. Thrifts and their holding companies are subject to extensive government regulation and supervision including regular examinations of thrift holding companies by the Office of Thrift Supervision (the "OTS"). Such regulations have undergone substantial change since the 1980's and will probably change in the next few years.

SHORT-TERM INVESTMENTS

     The Funds may invest in the following securities and instruments:

Bank Certificates of Deposit, Bankers' Acceptances and Time Deposits. The Funds may acquire certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers' acceptances acquired by the Funds will be dollar-denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S.
Government. The Primary Institutional Fund in which the Money Market Fund invests substantially all of its assets, requires that the foreign banks whose obligations it acquires have capital, surplus and undivided profits of $25 billion.

     A Fund holding instruments of foreign banks or financial institutions may be subject to additional investment risks that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers. See "Foreign Investments" below. Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry. Federal and state laws and regulations require domestic banks to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness. However, such laws and regulations do not necessarily apply to foreign bank obligations that a Fund may acquire.

     In addition to purchasing certificates of deposit and bankers' acceptances, to the extent permitted under their respective investment objectives and policies stated above and in their Prospectuses, the Funds may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Savings Association Obligations. The Funds that comprise the Pilgrim Mutual Funds may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. Government.

Commercial Paper, Short-Term Notes and Other Corporate Obligations. The Funds may invest a portion of their assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

     Commercial paper and short-term notes will consist of issues rated at the time of purchase "A-2" or higher (A-1 for the Primary Institutional Fund in which the Money Market Fund invests substantially all of its assets) by S&P, "Prime-l" or "Prime-2" by Moody's (Prime-1 for the Primary Institutional Fund in which the Money Market Fund invests substantially all of its assets), or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Investment Manager or Sub-Adviser to be of comparable quality. These rating symbols are described in Appendix A.

     Corporate obligations include bonds and notes issued by corporations to finance longer-term credit needs than supported by commercial paper. While such obligations generally have maturities of ten years or more, the Funds (other than Money Market Fund) may purchase corporate obligations which have remaining maturities of one year or less from the date of purchase and which are rated "AA" or higher by S&P or "Aa" or higher by Moody's.

U.S. GOVERNMENT SECURITIES

     The Funds may invest in U.S. Government securities which include instruments issued by the U.S. Treasury, such as bills, notes and bonds. These instruments are direct obligations of the U.S. Government and, as such, are backed by the full faith and credit of the United States. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances. In addition, U.S. Government securities include securities issued by instrumentalities of the U.S. Government, such as the Government National Mortgage Association, which are also backed by the full faith and credit of the United States. Also included in the category of U.S. Government securities are instruments issued by instrumentalities established or sponsored by the U.S.

Government, such as the Student Loan Marketing Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. While these securities are issued, in general, under the authority of an Act of Congress, the U.S. Government is not obligated to provide financial support to the issuing instrumentalities, although under certain conditions certain of these authorities may borrow from the U.S. Treasury. In the case of securities not backed by the full faith and credit of the U.S., the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the U.S. itself in the event the agency or instrumentality does not meet its commitment. Each Fund will invest in securities of such agencies or instrumentalities only when the Sub-Adviser is satisfied that the credit risk with respect to any instrumentality is comparable to the credit risk of U.S. government securities backed by the full faith and credit of the United States.

MUNICIPAL SECURITIES

     The Funds that comprise the ING Pilgrim Mutual Funds (other than the Money Market Fund) may invest in debt obligations issued by state and local governments, territories and possessions of the U.S., regional government authorities, and their agencies and instrumentalities ("municipal securities"). Municipal securities include both notes (which have maturities of less than one year) and bonds (which have maturities of one year or more) that bear fixed or variable rates of interest.

     In general, "municipal securities" debt obligations are issued to obtain funds for a variety of public purposes, such as the construction, repair, or improvement of public facilities including airports, bridges, housing, hospitals, mass transportation, schools, streets, water and sewer works. Municipal securities may be issued to refinance outstanding obligations as well as to raise funds for general operating expenses and lending to other public institutions and facilities.

     The two principal classifications of municipal securities are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Characteristics and methods of enforcement of general obligation bonds vary according to the law applicable to a particular issuer, and the taxes that can be levied for the payment of debt service may be limited or unlimited as to rates or amounts of special assessments. Revenue securities are payable only from the revenues derived from a particular facility, a class of facilities or, in some cases, from the proceeds of a special excise tax. Revenue bonds are issued to finance a wide variety of capital projects including: electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service reserve fund the assets of which may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and collateralized mortgages, and the net revenues from housing or other public projects. Some authorities are provided further security in the form of a state's assistance (although without obligation) to make up deficiencies in the debt service reserve fund.

     The Funds may purchase insured municipal debt in which scheduled payments of interest and principal are guaranteed by a private, non-governmental or governmental insurance company. The insurance does not guarantee the market value of the municipal debt or the value of the shares of the Fund.

     Securities of issuers of municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Bankruptcy Reform Act of 1978. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. Furthermore, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal obligations may be materially affected.

MORAL OBLIGATION SECURITIES

     Municipal securities may include "moral obligation" securities which are usually issued by special purpose public authorities. If the issuer of moral obligation bonds cannot fulfill its financial responsibilities from current revenues, it may draw upon a reserve fund, the restoration of which is moral commitment but not a legal obligation of the state or municipality which created the issuer.

INDUSTRIAL DEVELOPMENT AND POLLUTION CONTROL BONDS

     The Funds that comprise the ING Pilgrim Mutual Funds (other than the Money Market Fund) may invest in tax-exempt industrial development bonds and pollution control bonds which, in most cases, are revenue bonds and generally are not payable from the unrestricted revenues of an issuer. They are issued by or on behalf of public authorities to raise money to finance privately operated facilities for business, manufacturing, housing, sport complexes, and pollution control. Consequently, the credit quality of these securities is dependent upon the ability of the user of the facilities financed by the bonds and any guarantor to meet its financial obligations.

MUNICIPAL LEASE OBLIGATIONS

     The Funds that comprise the ING Pilgrim Mutual Funds (other than the Money Market Fund) may invest in lease obligations or installment purchase contract obligations of municipal authorities or entities ("municipal lease obligations"). Although lease obligations do not constitute general obligations of the municipality for which its taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payment due under the lease obligation. A Fund may also purchase "certificates of participation," which are securities issued by a particular municipality or municipal authority to evidence a proportionate interest in base rental or lease payments relating to a specific project to be made by the municipality, agency or authority. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in any year unless money is appropriated for such purpose for such year. Although
"non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of default and foreclosure might prove difficult. In addition, these securities represent a relatively new type of financing, and certain lease obligations may therefore be considered to be illiquid securities.

     The Funds will attempt to minimize the special risks inherent in municipal lease obligations and certificates of participation by purchasing only lease obligations which meet the following criteria: (1) rated A or better by at least one nationally recognized securities rating organization; (2) secured by payments from a governmental lessee which has actively traded debt obligations;
(3) determined by the Investment Manager or Sub-Adviser to be critical to the lessee's ability to deliver essential services; and (4) contain legal features which the Investment Manager or Sub-Adviser deems appropriate, such as covenants to make lease payments without the right of offset or counterclaim, requirements for insurance policies, and adequate debt service reserve funds.

SHORT-TERM MUNICIPAL OBLIGATIONS

     The Funds that comprise the ING Pilgrim Mutual Funds (other than the Money Market Fund) may invest in short-term municipal obligations. These securities include the following:

TAX ANTICIPATION NOTES are used to finance working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues, to be payable from these specific future taxes. They are usually general obligations of the issuer, secured by the taxing power of the municipality for the payment of principal and interest when due.

REVENUE ANTICIPATION NOTES are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue Sharing Program. They also are usually general obligations of the issuer.

BOND ANTICIPATION NOTES normally are issued to provide interim financing until long-term financing can be arranged. The long-term bonds then provide the money for the repayment of the notes.

CONSTRUCTION LOAN NOTES are sold to provide construction financing for specific projects. After successful completion and acceptance, many projects receive permanent financing through the Federal National Mortgage Association or the Government National Mortgage Association.

SHORT-TERM DISCOUNT NOTES (tax-exempt commercial paper) are short-term (365 days or less) promissory notes issued by municipalities to supplement their cash flow.

VARIABLE AND FLOATING RATE INSTRUMENTS

     The Funds that comprise the ING Pilgrim Mutual Funds (other than the Money Market Fund) may acquire variable and floating rate instruments. Credit rating agencies frequently do not rate such instruments; however, the Investment Manager or Sub-Adviser will determine what unrated and variable and floating rate instruments are of comparable quality at the time of the purchase to rated instruments eligible for purchase by the Fund. An active secondary market may not exist with respect to particular variable or floating rate instruments purchased by a Fund. The absence of such an active secondary market could make it difficult for the Fund to dispose of the variable or floating rate instrument involved in the event of the issuer of the instrument defaulting on its payment obligation or during periods in which the Fund is not entitled to exercise its demand rights, and the Fund could, for these or other reasons, suffer a loss to the extent of the default. Variable and floating rate instruments may be secured by bank letters of credit.

INDEX AND CURRENCY-LINKED SECURITIES

     The Funds that comprise the ING Pilgrim Mutual Funds (other than the Money Market Fund) may invest in "index-linked" or "commodity-linked" notes, which are debt securities of companies that call for interest payments and/or payment at maturity in different terms than the typical note where the borrower agrees to make fixed interest payments and to pay a fixed sum at maturity. Principal and/or interest payments on an index-linked note depend on the performance of one or more market indices, such as the S&P 500 Index or a weighted index of commodity futures such as crude oil, gasoline and natural gas. The Funds may also invest in "equity linked" and "currency-linked" debt securities. At maturity, the principal amount of an equity-linked debt security is exchanged for common stock of the issuer or is payable in an amount based on the issuer's common stock price at the time of maturity. Currency-linked debt securities are short-term or intermediate term instruments having a value at maturity, and/or an interest rate, determined by reference to one or more foreign currencies. Payment of principal or periodic interest may be calculated as a multiple of the movement of one currency against another currency, or against an index.

     Index and currency-linked securities are derivative instruments which may entail substantial risks. Such instruments may be subject to significant price volatility. The company issuing the instrument may fail to pay the amount due on maturity. The underlying investment or security may not perform as expected by the Investment Manager or Sub-Adviser. Markets, underlying securities and indexes may move in a direction that was not anticipated by the Investment Manager or Sub-Adviser. Performance of the derivatives may be influenced by interest rate and other market changes in the U.S. and abroad. Certain derivative instruments may be illiquid. See "Illiquid Securities" below.

CORPORATE DEBT SECURITIES

     Each Fund may invest in corporate debt securities. Corporate debt securities include corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities. The investment return on a corporate debt security reflects interest earnings and changes in the market value of the security. The market value of a corporate debt security will generally increase when interest rates decline, and decrease when interest rates rise. There is also the risk that the issuer of a debt security will be unable to pay interest or principal at the time called for by the instrument. Investments in corporate debt securities that are rated below investment grade are described in "High Yield Securities" below.

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
     Debt obligations that are deemed investment grade carry a rating of at least Baa from Moody's or BBB from Standard and Poor's, or a comparable rating from another rating agency or, if not rated by an agency, are determined by the Investment Adviser to be of comparable quality. Bonds rated Baa or BBB have speculative characteristics and changes in economic circumstances are more likely to lead to a weakened capacity to make interest and principal payments than higher rated bonds. The Primary Fund in which the Money Market Fund invests will invest only in corporate debt securities rated A-1 or above.

RISKS OF INVESTING IN DEBT SECURITIES

     There are a number of risks generally associated with an investment in debt securities (including convertible securities). Yields on short, intermediate, and long-term securities depend on a variety of factors, including the general condition of the money and bond markets, the size of a particular offering, the maturity of the obligation, and the rating of the issue. Debt securities with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with short maturities and lower yields.

         Securities with ratings below Baa and/or BBB are commonly referred to as "junk bonds." These bonds are subject to greater market fluctuations and risk of loss of income and principal than higher rated bonds for a variety of reasons, including the following:

SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES. The economy and interest rates affect high yield securities differently from other securities. For example, the prices of high yield bonds have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaults, a Fund may incur additional expenses to seek recovery. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high yield bonds and the Funds' asset values.

PAYMENT EXPECTATIONS. High yield bonds present certain risks based on payment expectations. For example, high yield bonds may contain redemption and call provisions. If an issuer exercises these provisions in a declining interest rate market, a Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high yield bond's value will decrease in a rising interest rate market, as will the value of the Fund's assets. If a Fund experiences unexpected net redemptions, it may be forced to sell its high yield bonds without regard to their investment merits, thereby decreasing the asset base upon which the Fund's expenses can be spread and possibly reducing the Fund's rate of return.

LIQUIDITY AND VALUATION. To the extent that there is no established retail secondary market, there may be thin trading of high yield bonds, and this may impact the Investment Manager's or Sub-Adviser's ability to accurately value high yield bonds and the Funds' assets and hinder the Funds' ability to dispose of the bonds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield bonds, especially in a thinly traded market.

CREDIT RATINGS. Credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. The rating of an issuer is also heavily weighted by past developments and does not necessarily reflect probable future conditions. There is frequently a lag between the time a rating is assigned and the time it is updated. Also, since credit rating agencies may fail to timely change the credit ratings to reflect subsequent events, the Investment Manager or Sub-Adviser must monitor the issuers of high yield bonds in the Funds' portfolios to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments, and to assure the bonds' liquidity so the Funds can meet redemption requests.

BANKING INDUSTRY OBLIGATIONS

     Each Fund may invest in banking industry obligations, including certificates of deposit, bankers' acceptances, and fixed time deposits. The Funds will not invest in obligations issued by a bank unless (i) the bank is a U.S. bank and a member of the FDIC and (ii) the bank has total assets of at least $1 billion (U.S.) or, if not, the Fund's investment is limited to the FDIC-insured amount of $100,000.

WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS

     In order to secure prices or yields deemed advantageous at the time, the Funds may purchase or sell securities on a when-issued or a delayed-delivery basis generally 15 to 45 days after the commitment is made. The Funds will enter into a when-issued transaction for the purpose of acquiring portfolio securities and not for the purpose of leverage. In such transactions, delivery of the securities occurs beyond the normal settlement periods, but no payment or delivery is made by, and no interest accrues to, the Fund prior to the actual delivery or payment by the other party to the transaction. Due to fluctuations in the value of securities purchased on a when-issued or a delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. Similarly, the sale of securities for delayed-delivery can involve the risk that the prices available in the market when delivery is made may actually be higher than those obtained in the transaction itself. Each Fund will establish a segregated account with the Custodian consisting of cash and/or liquid assets in an amount equal to the amount of its when-issued and delayed-delivery commitments which will be "marked to market" daily. Each Fund will only make commitments to purchase such securities with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy. A Fund may not purchase when issued securities or enter into firm commitments, if as a result, more than 15% of the Fund's net assets would be segregated to cover such securities.

     When the time comes to pay for the securities acquired on a delayed delivery basis, a Fund will meet its obligations from the available cash flow, sale of the securities held in the segregated account, sale of other securities or, although it would not normally expect to do so, from sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation). Depending on market conditions, the Funds could experience fluctuations in share price as a result of delayed delivery or when-issued purchases.

HIGH YIELD SECURITIES

     The High Yield Fund, High Total Return Fund II, and High Total Return Fund each may invest in high yield securities, which are debt securities that are rated lower than Baa by Moody's Investors Service or BBB by Standard & Poor's Corporation, or of comparable quality if unrated.

     High yield securities often are referred to as "junk bonds" and include certain corporate debt obligations, higher yielding preferred stock and mortgage-related securities, and securities convertible into the foregoing. Investments in high yield securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk.

     High yield securities are not considered to be investment grade. They are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. Also, their yields and market values tend to fluctuate more than higher-rated securities. Fluctuations in value do not affect the cash income from the securities, but are reflected in a Fund's net asset value. The greater risks and fluctuations in yield and value occur, in part, because investors generally perceive issuers of lower-rated and unrated securities to be less creditworthy.

     The yields earned on high yield securities generally are related to the quality ratings assigned by recognized rating agencies. The following are excerpts from Moody's description of its bond ratings: Ba -- judged to have speculative elements; their future cannot be considered as well assured. B -- generally lack characteristics of a desirable investment. Caa -- are of poor standing; such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca -- speculative in a high degree; often in default. C -- lowest rate class of bonds; regarded as having extremely poor prospects. Moody's also applies numerical indicators 1, 2 and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; 2 indicates a mid-range ranking; and 3 indicates a ranking towards the lower end of the category. The following are excerpts from S&P's description of its bond ratings: BB, B, CCC, CC, C -- predominantly speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligation; BB indicates the lowest degree of speculation and C the highest. D -- in payment default. S&P applies indicators "+," no character, and "-" to its rating categories. The indicators show relative standing within the major rating categories.

     Certain securities held by a Fund may permit the issuer at its option to call, or redeem, its securities. If an issuer were to redeem securities held by a Fund during a time of declining interest rates, the Fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

     The medium- to lower-rated and unrated securities in which the Fund invests tend to offer higher yields than those of other securities with the same maturities because of the additional risks associated with them. These risks include:

HIGH YIELD BOND MARKET. A severe economic downturn or increase in interest rates might increase defaults in high yield securities issued by highly leveraged companies. An increase in the number of defaults could adversely affect the value of all outstanding high yield securities, thus disrupting the market for such securities.

SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES. High yield securities are more sensitive to adverse economic changes or individual corporate developments but less sensitive to interest rate changes than are Treasury or investment grade bonds. As a result, when interest rates rise, causing bond prices to fall, the value of high yield debt bonds tend not to fall as much as Treasury or investment grade corporate bonds. Conversely when interest rates fall, high yield bonds tend to underperform Treasury and investment grade corporate bonds because high yield bond prices tend not to rise as much as the prices of these bonds.

     The financial stress resulting from an economic downturn or adverse corporate developments could have a greater negative effect on the ability of issuers of high yield securities to service their principal and interest payments, to meet projected business goals and to obtain additional financing than on more creditworthy issuers. Holders of high yield securities could also be at greater risk because high yield securities are generally unsecured and subordinate to senior debt holders and secured creditors. If the issuer of a High Yield Security owned by the Funds defaults, the Funds may incur additional expenses to seek recovery. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high yield securities and the Funds' net asset value. Furthermore, in the case of high yield securities structured as zero coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes and thereby tend to be more speculative and volatile than securities which pay in cash.

PAYMENT EXPECTATIONS. High yield securities present risks based on payment expectations. For example, high yield securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Funds may have to replace the security with a lower yielding security, resulting in a decreased return for investors. Also, the value of high yield securities may decrease in a rising interest rate market. In addition, there is a higher risk of non-payment of interest and/or principal by issuers of high yield securities than in the case of investment grade bonds.

LIQUIDITY AND VALUATION RISKS. Lower-rated bonds are typically traded among a smaller number of broker-dealers rather than in a broad secondary market. Purchasers of high yield securities tend to be institutions, rather than individuals, a factor that further limits the secondary market. To the extent that no established retail secondary market exists, many high yield securities may not be as liquid as Treasury and investment grade bonds. The ability of a Fund's Board of Directors/Trustees to value or sell high yield securities will be adversely affected to the extent that such securities are thinly traded or illiquid. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities more than other securities, especially in a thinly-traded market. To the extent the Funds owns illiquid or restricted high yield securities, these securities may involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties. At times of less liquidity, it may be more difficult to value high yield securities because this valuation may require more research, and elements of judgment may play a greater role in the valuation since there is less reliable, objective data available.

Taxation. Special tax considerations are associated with investing in high yield securities structured as zero coupon or pay-in-kind securities. The Funds report the interest on these securities as income even though it receives no cash interest until the security's maturity or payment date.

LIMITATIONS OF CREDIT RATINGS. The credit ratings assigned to high yield securities may not accurately reflect the true risks of an investment. Credit ratings typically evaluate the safety of principal and interest payments, rather than the market value risk of high yield securities. In addition, credit agencies may fail to adjust credit ratings to reflect rapid changes in economic or company conditions that affect a security's market value. Although the ratings of recognized rating services such as Moody's and S&P are considered, the Investment Manager primarily relies on its own credit analysis, which includes a study of existing debt, capital structure, ability to service debts and to pay dividends, the issuer's sensitivity to economic conditions, its operating history and the current trend of earnings. Thus, the achievement of the Funds' investment objective may be more dependent on the Investment Manager's own credit analysis than might be the case for a fund which invests in higher quality bonds. The Investment Manager continually monitors the investments in the Funds' portfolio and carefully evaluates whether to dispose of or retain high yield securities whose credit ratings have changed. The Funds may retain a security whose rating has been changed.

Congressional Proposals. New laws and proposed new laws may have a negative impact on the market for high yield securities. As examples, recent legislation requires federally-insured savings and loan associations to divest themselves of their investments in high yield securities and pending proposals are designed to limit the use of, or tax and eliminate other advantages of, high yield securities. Any such proposals, if enacted, could have a negative effect on the Funds' net asset values.

DERIVATIVES

     The Funds may invest in derivative instruments. Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Types of derivatives include options, futures contracts, options on futures and forward contracts. Derivative Instruments may be used for a variety of reasons, including to enhance return, hedge certain market risks, or provide a substitute for purchasing or selling particular securities. Derivatives may provide a cheaper, quicker or more specifically focused way for the Fund to invest than "traditional" securities would.

     Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular Derivative and the portfolio as a whole. Derivatives permit a Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities.

     Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter Derivatives. Exchange-traded Derivatives generally are guaranteed by the clearing agency which is the issuer or counterparty to such Derivatives. This guarantee usually is supported by a daily payment system (I.E., margin requirements) operated by the clearing agency in order to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with Derivatives purchased on an exchange. By contrast, no clearing agency guarantees over-the-counter Derivatives. Therefore, each party to an over-the-counter Derivative bears the risk that the counterparty will default. Accordingly, the Funds will consider the creditworthiness of counterparties to over-the-counter Derivatives in the same manner as they would review the credit quality of a security to be purchased by a Fund. Over-the-counter Derivatives are less liquid than exchange-traded Derivatives since the other party to the transaction may be the only investor with sufficient understanding of the Derivative to be interested in bidding for it. In the case of the MidCap Value Fund, LargeCap Leaders Fund and Asia-Pacific

Equity Fund, it is expected that derivatives will not ordinarily be used for any of the Funds, but a Fund may make occasional use of certain derivatives for hedging. For example, MidCap Value Fund, LargeCap Leaders Fund and Asia-Pacific Equity Fund may purchase put options to attempt to preserve the value of securities that it holds, which it could do by exercising the option if the price of the security falls below the `strike price' for the option. The Advisory Funds will not engage in any other type of options transactions.

MORTGAGE-RELATED SECURITIES

     The Government Securities Income Fund may invest up to 100% of its assets and High Yield Fund may invest up to 35% of its assets in certain types of mortgage-related securities. The ING Pilgrim Mutual Funds and the funds which comprise the Mayflower Trust, Equity Trust, SmallCap Opportunities Fund, and Growth Opportunities Fund may also invest in Mortgage-Related Securities. One type of mortgage-related security includes certificates that represent pools of mortgage loans assembled for sale to investors by various governmental and private organizations. These securities provide a monthly payment, which consists of both an interest and a principal payment that is in effect a "pass-through" of the monthly payment made by each individual borrower on his or her residential mortgage loan, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing, or foreclosure, net of fees or costs that may be incurred. Some certificates (such as those issued by the Government National Mortgage Association) are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, regardless of whether the mortgagor actually makes the payment.

     The Funds indicated above may invest in U.S. Government agency mortgage-backed securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, including GNMA, FNMA, and FHLMC. These instruments might be considered derivatives. The primary risks associated with these instruments is the risk that their value will change with changes in interest rates and prepayment risk.

     A major governmental guarantor of pass-through certificates is the Government National Mortgage Association ("GNMA"). GNMA guarantees, with the full faith and credit of the United States government, the timely payments of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) are backed by pools of FHA-insured or VA-guaranteed mortgages. Other governmental guarantors (but not backed by the full faith and credit of the United States Government) include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA purchases residential mortgages from a list of approved seller/services that include state and federally chartered savings and loan associations, mutual saving banks, commercial banks, credit unions and mortgage bankers.

     The Government Securities Income Fund will purchase only U.S. Government Agency Mortgage-Backed Securities. These securities are obligations issued or guaranteed by the U.S. Government or by one of its agencies or instrumentalities, including but not limited to GNMA, FNMA or FHLMC. Although their close relationship with the U.S. Government is believed to make them high-quality securities with minimal credit risks, the U.S. Government is not obligated by law to support either FNMA or FHLMC. However, historically there have not been any defaults of FNMA or FHLMC issues. Mortgage-backed securities consist of interests in underlying mortgages with maturities of up to thirty years. However, due to early unscheduled payments of principal on the underlying mortgages, the securities have a shorter average life and, therefore, less volatility than a comparable thirty-year bond.

     The prices of high coupon U.S. Government Agency Mortgage-Backed Securities do not tend to rise as rapidly as those of traditional fixed-rate securities at times when interest rates are decreasing, and tend to decline more slowly at times when interest rates are increasing. The Government Securities Income Fund may purchase such securities at a premium, which means that a faster principal prepayment rate than expected will reduce the market value of and income from such securities, while a slower prepayment rate will tend to increase the market value of and income from such securities.

     The Funds indicated above, except the Government Securities Income Fund, may also purchase mortgage-backed securities issued by commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers that also create pass-through pools of conventional residential mortgage loans. Such issuers may in addition be the originators of the underlying mortgage loans as well as the guarantors of the pass-through certificates. Pools created by such non-governmental issuers generally offer a higher rate of return than governmental pools because there are no direct or indirect governmental guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers and the mortgage poolers.

     It is expected that governmental or private entities may create mortgage loan pools offering pass-through investments in addition to those described above. As new types of pass-through securities are developed and offered to investors, the Investment Manager may, consistent with the Funds' investment objectives, policies and restrictions, consider making investments in such new types of securities.

     Other types of mortgage-related securities in which the Funds may invest include debt securities that are secured, directly or indirectly, by mortgages on commercial real estate or residential rental properties, or by first liens on residential manufactured homes (as defined in section 603(6) of the National Manufactured Housing Construction and Safety Standards Act of 1974), whether such manufactured homes are considered real or personal property under the laws of the states in which they are located. Securities in this investment category include, among others, standard mortgage-backed bonds and newer collateralized mortgage obligations ("CMOs"). Mortgage-backed bonds are secured by pools of mortgages, but unlike pass-through securities, payments to bondholders are not determined by payments on the mortgages. The bonds consist of a single class, with interest payable periodically and principal payable on the stated date of maturity. CMOs have characteristics of both pass-through securities and mortgage-backed bonds. CMOs are secured by pools of mortgages, typically in the form of "guaranteed" pass-through certificates such as GNMA, FNMA, or FHLMC securities. The payments on the collateral securities determine the payments to bondholders, but there is not a direct "pass-through" of payments. CMOs are structured into multiple classes, each bearing a different date of maturity. Monthly payments of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longest maturity class receive principal only after the shorter maturity classes have been retired.

     CMOs are issued by entities that operate under order from the SEC exempting such issuers from the provisions of the 1940 Act. Until recently, the staff of the SEC had taken the position that such issuers were investment companies and that, accordingly, an investment by an investment company (such as the Funds) in the securities of such issuers was subject to the limitations imposed by Section 12 of the 1940 Act. However, in reliance on SEC staff interpretations, the Funds may invest in securities issued by certain "exempted issuers" without regard to the limitations of Section 12 of the 1940 Act. In its interpretation, the SEC staff defined "exempted issuers" as unmanaged, fixed asset issuers that: (a) invest primarily in mortgage-backed securities; (b) do not issue redeemable securities as defined in Section 2(a)(32) of the 1940 Act; (c) operate under the general exemptive orders exempting them from all provisions of the 1940 Act; and
(d) are not registered or regulated under the 1940 Act as investment companies.

     Stripped mortgage-backed securities ("SMBS") are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing.

     SMBS are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of Mortgage Assets. A common type of SMBS will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the Mortgage Assets, while the other classes will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying Mortgage Assets, and

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a rapid rate of principal  payments may have a material  adverse  effect on such security's yield to maturity. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a Fund may fail to recoup fully its initial investment in these securities. The determination of whether a particular government-issued IO or PO backed by fixed-rate mortgages is liquid is made by Pilgrim or a Sub-Adviser under guidelines and standards established by the Board of Trustees. Such a security may be deemed liquid if it can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of net asset value per share.

     Investments in mortgage-related securities involve certain risks. In periods of declining interest rates, prices of fixed income securities tend to rise. However, during such periods, the rate of prepayment of mortgages underlying mortgage-related securities tends to increase, with the result that such prepayments must be reinvested by the issuer at lower rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by a Fund. Because investments in mortgage-related securities are interest sensitive, the ability of the issuer to reinvest favorably in underlying mortgages may be limited by government regulation or tax policy. For example, action by the Board of Governors of the Federal Reserve System to limit the growth of the nation's money supply may cause interest rates to rise and thereby reduce the volume of new residential mortgages. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantees and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations. Further, stripped mortgage-backed securities are likely to experience greater price volatility than other types of mortgage securities. The yield to maturity on the interest only class is extremely sensitive, both to changes in prevailing interest rates and to the rate of principal payments (including prepayments) on the underlying mortgage assets. Similarly, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets. In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are made. A Fund could fail to fully recover its initial investment in a CMO residual or a stripped mortgage-backed security.

     Each of the Mid-Cap Opportunities Fund, Growth + Value Fund, International Value Fund, Emerging Markets Value Fund, Research Enhanced Index Fund, High Total Return Fund II and High Total Return Fund III may invest up to 5% of its net assets in Privately Issued Collateralized Mortgage-Backed Obligations ("CMOs"), Interest Obligations ("IOs") and Principal Obligations ("POs") when Pilgrim believes that such investments are consistent with the Fund's investment objective.

     The ING Pilgrim  Mutual Funds,  Mayflower  Trust,  Equity  Trust,  SmallCap
Opportunities Fund, and Growth Opportunities Fund may invest in foreign mortgage-related securities. Foreign mortgage-related securities are interests in pools of mortgage loans made to residential home buyers domiciled in a foreign country. These include mortgage loans made by trust and mortgage loan companies, credit unions, chartered banks, and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations (e.g., Canada Mortgage and Housing Corporation and First Australian National Mortgage Acceptance Corporation Limited). The mechanics of these mortgage-related securities are generally the same as those issued in the United States. However, foreign mortgage markets may differ materially from the U.S. mortgage market with respect to matters such as the sizes of loan pools, pre-payment experience, and maturities of loans. The Primary Fund in which the Money Market Fund invests substantially all of its assets will not invest in foreign mortgage-related securities.

ASSET BACKED SECURITIES

     The non-mortgage-related asset-backed securities in which certain Funds invest include, but are not limited to, interests in pools of receivables, such as credit card and accounts receivables and motor vehicle and other installment purchase obligations and leases. Interests in these pools are not backed by the U.S. Government and may or may not be secured.

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     The credit  characteristics of asset-backed  securities differs in a number of respects from those of traditional debt securities. Asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to other debt obligations, and there is a possibility that recoveries on repossessed collateral may not be available to support payment on these
securities.   The  Primary   Fund  in  which  the  Money   Market  Fund  invests
substantially all of its assets will not invest in asset-backed securities.

GNMA CERTIFICATES. Certificates of the GNMA ("GNMA Certificates") evidence an undivided interest in a pool of mortgage loans. GNMA Certificates differ from bonds, in that principal is paid back monthly as payments of principal, including prepayments, on the mortgages in the underlying pool are passed through to holders of GNMA Certificates representing interests in the pool, rather than returned in a lump sum at maturity. The GNMA Certificates that the Funds may purchase are the "modified pass-through" type.

GNMA GUARANTEE. The National Housing Act authorizes GNMA to guarantee the timely payment of principal and interest on securities backed by a pool of mortgages insured by the Federal Housing Administration ("FHA") or the Farmers' Home Administration ("FMHA") or guaranteed by the Veterans Administration ("VA"). GNMA is also empowered to borrow without limitation from the U.S. Treasury, if necessary, to make payments required under its guarantee.

LIFE OF GNMA CERTIFICATES. The average life of a GNMA Certificate is likely to be substantially less than the stated maturity of the mortgages underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal investment long before the maturity of the mortgages in the pool. Foreclosures impose no risk of loss of the principal balance of a Certificate, because of the GNMA guarantee, but foreclosure may impact the yield to shareholders because of the need to reinvest proceeds of foreclosure. As prepayment rates of individual mortgage pools vary widely, it is not possible to predict accurately the average life of a particular issue of GNMA Certificates. However, statistics published by the FHA indicate that the average life of single family dwelling mortgages with 25 to 30-year maturities, the type of mortgages backing the vast majority of GNMA Certificates, is approximately 12 years. Prepayments are likely to increase in periods of falling interest rates. It is customary to treat GNMA Certificates as 30-year mortgage-backed securities that prepay fully in the twelfth year.

YIELD CHARACTERISTICS OF GNMA CERTIFICATES. The coupon rate of interest of GNMA Certificates is lower than the interest rate paid on the VA-guaranteed or FHA-insured mortgages underlying the certificates, by the amount of the fees paid to GNMA and the issuer. The coupon rate by itself, however, does not indicate the yield that will be earned on GNMA Certificates. First, GNMA Certificates may be issued at a premium or discount rather than at par, and, after issuance, GNMA Certificates may trade in the secondary market at a premium or discount. Second, interest is earned monthly, rather than semi-annually as with traditional bonds; monthly compounding raises the effective yield earned. Finally, the actual yield of a GNMA Certificate is influenced by the prepayment experience of the mortgage pool underlying it. For example, if interest rates decline, prepayments may occur faster than had been originally projected and the yield to maturity and the investment income of the Fund would be reduced.

SUBORDINATED MORTGAGE SECURITIES

     Subordinated mortgage securities have certain characteristics and certain associated risks. In general, the subordinated mortgage securities in which the Funds may invest consist of a series of certificates issued in multiple classes with a stated maturity or final distribution date. One or more classes of each series may be entitled to receive distributions allocable only to principal, principal prepayments, interest or any combination thereof prior to one or more other classes, or only after the occurrence of certain events, and may be subordinated in the right to receive such distributions on such certificates to one or more senior classes of certificates. The rights associated with each class of certificates are set forth in the applicable pooling and servicing agreement, form of certificate and offering documents for the certificates.

     The subordination terms are usually designed to decrease the likelihood that the holders of senior certificates will experience losses or delays in the receipt of their distributions and to increase the likelihood that the senior certificate holders will receive aggregate distributions of principal and interest in the amounts anticipated. Generally, pursuant to such subordination terms, distributions arising out of scheduled principal, principal prepayments,

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interest or any  combination  thereof that otherwise  would be payable to one or more other classes of certificates of such series (i.e., the subordinated certificates) are paid instead to holders of the senior certificates. Delays in receipt of scheduled payments on mortgage loans and losses on defaulted mortgage loans are typically borne first by the various classes of subordinated certificates and then by the holders of senior certificates.

     In some cases, the aggregate losses in respect of defaulted mortgage loans that must be borne by the subordinated certificates and the amount of the distributions otherwise distributable on the subordinated certificates that would, under certain circumstances, be distributable to senior certificate holders may be limited to a specified amount. All or any portion of distributions otherwise payable to holders of subordinated certificates may, in certain circumstances, be deposited into one or more reserve accounts for the benefit of the senior certificate holders. Since a greater risk of loss is borne by the subordinated certificate holders, such certificates generally have a higher stated yield than the senior certificates.

     Interest on the certificates generally accrues on the aggregate principal balance of each class of certificates entitled to interest at an applicable rate. The certificate interest rate may be a fixed rate, a variable rate based on current values of an objective interest index or a variable rate based on a weighted average of the interest rate on the mortgage loans underlying or constituting the mortgage assets. In addition, the underlying mortgage loans may have variable interest rates.

     Generally, to the extent funds are available, interest accrued during each interest accrual period on each class of certificates entitled to interest is distributable on certain distribution dates until the aggregate principal balance of the certificates of such class has been distributed in full. The amount of interest that accrues during any interest accrual period and over the life of the certificates depends primarily on the aggregate principal balance of the class of certificates, which, unless otherwise specified, depends primarily on the principal balance of the mortgage assets for each such period and the rate of payment (including prepayments) of principal of the underlying mortgage loans over the life of the trust.

     A series of certificates may consist of one or more classes as to which distributions allocable to principal will be allocated. The method by which the amount of principal to be distributed on the certificates on each distribution date is calculated and the manner in which such amount could be allocated among classes varies and could be effected pursuant to a fixed schedule, in relation to the occurrence of certain events or otherwise. Special distributions are also possible if distributions are received with respect to the mortgage assets, such as is the case when underlying mortgage loans are prepaid.

     A mortgage-related security that is senior to a subordinated residential mortgage security will not bear a loss resulting from the occurrence of a default on an underlying mortgage until all credit enhancement protecting such senior holder is exhausted. For example, the senior holder will only suffer a credit loss after all subordinated interests have been exhausted pursuant to the terms of the subordinated residential mortgage security. The primary credit risk to the Funds by investing in subordinated residential mortgage securities is potential losses resulting from defaults by the borrowers under the underlying mortgages. The Funds would generally realize such a loss in connection with a subordinated residential mortgage security only if the subsequent foreclosure sale of the property securing a mortgage loan does not produce an amount at least equal to the sum of the unpaid principal balance of the loan as of the date the borrower went into default, the interest that was not paid during the foreclosure period and all foreclosure expenses.

     The Investment Manager will seek to limit the risks presented by subordinated residential mortgage securities by reviewing and analyzing the characteristics of the mortgage loans that underlie the pool of mortgages securing both the senior and subordinated residential mortgage securities. The Investment Manager has developed a set of guidelines to assist in the analysis of the mortgage loans underlying subordinated residential mortgage securities. Each pool purchase is reviewed against the guidelines. The Funds seek opportunities to acquire subordinated residential mortgage securities where, in the view of the Investment Manager, the potential for a higher yield on such instruments outweighs any additional risk presented by the instruments. The Investment Manager will seek to increase yield to shareholders by taking advantage of perceived inefficiencies in the market for subordinated residential mortgage securities.

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CREDIT ENHANCEMENT.  Credit enhancement for the senior certificates comprising a series is provided by the holders of the subordinated certificates to the extent of the specific terms of the subordination and, in some cases, by the establishment of reserve funds. Depending on the terms of a particular pooling and servicing agreement, additional or alternative credit enhancement may be provided by a pool insurance policy and/or other insurance policies, third party limited guaranties, letters of credit, or similar arrangements. Letters of credit may be available to be drawn upon with respect to losses due to mortgagor bankruptcy and with respect to losses due to the failure of a master service to comply with its obligations, under a pooling and servicing agreement, if any, to repurchase a mortgage loan as to which there was fraud or negligence on the part of the mortgagor or originator and subsequent denial of coverage under a pool insurance policy, if any. A master service may also be required to obtain a pool insurance policy to cover losses in an amount up to a certain percentage of the aggregate principal balance of the mortgage loans in the pool to the extent not covered by a primary mortgage insurance policy by reason of default in payments on mortgage loans.

OPTIONAL TERMINATION OF A TRUST. A pooling and servicing agreement may provide that the depositor and master service could effect early termination of a trust, after a certain specified date or the date on which the aggregate outstanding principal balance of the underlying mortgage loans is less than a specific percentage of the original aggregate principal balance of the underlying mortgage loans by purchasing all of such mortgage loans at a price, unless otherwise specified, equal to the greater of a specified percentage of the unpaid principal balance of such mortgage loans, plus accrued interest thereon at the applicable certificate interest rate, or the fair market value of such mortgage assets. Generally, the proceeds of such repurchase would be applied to the distribution of the specified percentage of the principal balance of each outstanding certificate of such series, plus accrued interest, thereby retiring such certificates. Notice of such optional termination would be given by the trustee prior to such distribution date.

UNDERLYING MORTGAGE LOANS. The underlying trust assets are a mortgage pool generally consisting of mortgage loans on single, multi-family and mobile home park residential properties. The mortgage loans are originated by savings and loan associations, savings banks, commercial banks or similar institutions and mortgage banking companies.

     Various services provide certain customary servicing functions with respect to the mortgage loans pursuant to servicing agreements entered into between each service and the master service. A service duties generally include collection and remittance of principal and interest payments, administration of mortgage escrow accounts, collection of insurance claims, foreclosure procedures and, if necessary, the advance of funds to the extent certain payments are not made by the mortgagors and are recoverable under applicable insurance policies or from proceeds of liquidation of the mortgage loans.

     The mortgage pool is administered by a master service who (a) establishes requirements for each service, (b) administers, supervises and enforces the performance by the services of their duties and responsibilities under the servicing agreements, and (c) maintains any primary insurance, standard hazard insurance, special hazard insurance and any pool insurance required by the terms of the certificates. The master service may be an affiliate of the depositor and also may be the service with respect to all or a portion of the mortgage loans contained in a trust fund for a series of certificates.

ZERO COUPON AND PAY-IN-KIND SECURITIES

     The Funds may invest in zero coupon securities. The Convertible, Balanced, and High Yield II Funds will limit their investments in such securities to 35% of their respective net assets. Zero coupon, or deferred interest securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest (the "cash payment date") and therefore are issued and traded at a discount from their face amounts or par value. The discount varies, depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, decreases as the final maturity or cash payment date of the security approaches. The market prices of zero coupon and delayed interest securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality. Current federal income tax law requires holders of zero

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coupon  securities  to report as  interest  income  each year the portion of the original issue discount on such securities (other than tax-exempt original issue discount from a zero coupon security) that accrues that year, even though the holders receive no cash payments of interest during the year.

     The Funds may also invest in pay-in-kind securities. Pay-in-kind securities are securities that pay interest or dividends through the issuance of additional securities. A Fund will be required to report as income annual inclusions of original issue discount over the life of such securities as if it were paid on a current basis, although no cash interest or dividend payments are received by the Funds until the cash payment date or the securities mature. Under certain circumstances, the Funds could also be required to include accrued market discount or capital gain with respect to its pay-in-kind securities.

     The risks associated with lower rated debt securities apply to these securities. Zero coupon and pay-in-kind securities are also subject to the risk that in the event of a default, the Fund may realize no return on its investment, because these securities do not pay cash interest.

AMERICAN DEPOSITARY RECEIPTS AND EUROPEAN DEPOSITARY RECEIPTS

     The Advisory Funds, High Yield Fund, MagnaCap Fund, and the ING Pilgrim Mutual Funds (other than the Money Market Fund) may invest in securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") or other similar securities representing securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities they represent. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying foreign securities. EDRs are receipts issued by a European financial institution evidencing a similar arrangement. Generally, ADRs, in registered form, are designed for use in the United States securities markets, and EDRs, in bearer form, are designed for use in European securities markets.

FOREIGN AND EMERGING MARKET SECURITIES

     Each Fund may invest in securities of foreign issuers. Each of these Funds other than International Value, Emerging Markets Value, High Yield, High Total Return II and High Total Return Funds may invest up to 20% of its net assets in foreign securities, of which 10% of its net assets may be invested in foreign securities that are not listed on a U.S. securities exchange. High Yield Fund may invest up to 35% of its total assets and High Total Return Fund II and High Total Return Fund may each invest up to 50% of its assets in foreign securities. International Value Fund and Emerging Markets Value Fund may each invest up to 100% of its assets in securities of foreign issuers. The Worldwide Growth Fund, International Core Growth Fund, and Emerging Countries Fund each invest s at least 65% of its assets in foreign securities.

     The Asia-Pacific Equity Fund invests primarily, and the MagnaCap Fund may invest up to 5% of its total assets, in certain foreign securities (including
ADRs). The International Value Fund may invest up to 25% of its assets and the Emerging Markets Value Fund may invest greater than 65% of its assets in securities of companies located in countries with emerging securities markets. The High Yield Fund may invest up to 10% of its total assets in debt obligations (including preferred stocks) issued or guaranteed by foreign corporations, certain supranational entities (such as the World Bank) and foreign governments (including political subdivisions having taxing authority) or their agencies or instrumentalities, including ADRs. These securities may be denominated in either U.S. dollars or in non-U.S. currencies. The Asia-Pacific Equity Fund will invest substantially all of its assets in the equity securities of companies based in the Asia-Pacific region. The Asia-Pacific countries include, but are not limited to, China, Hong Kong, Indonesia, Korea, Malaysia, Philippines, Singapore, Taiwan and Thailand, although the Fund will not invest in Japan and Australia.

     Foreign financial markets, while growing in volume, have, for the most part, substantially less volume than United States markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable domestic companies. The foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delivery of securities may not occur at the same time as payment in some foreign markets. Delays in settlement could result in temporary periods when a portion

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of the  assets of a Fund is  uninvested  and no return  is earned  thereon.  The inability of the Funds to make intended security purchases due to settlement problems could cause the Funds to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Funds due to subsequent declines in value of the portfolio security or, if the Funds have entered into a contract to sell the security, could result in possible liability to the purchaser.

     As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to domestic companies, there may be less publicly available information about certain foreign companies than about domestic companies. There is generally less government supervision and regulation of exchanges, financial institutions and issuers in foreign countries than there is in the United States. A foreign government may impose exchange control regulations that may have an impact on currency exchange rates, and there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect U.S. investments in those countries.

     Although the Funds will use reasonable efforts to obtain the best available price and the most favorable execution with respect to all transactions and the Investment Manager or Sub-Adviser will consider the full range and quality of services offered by the executing broker or dealer when making these determinations, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Certain foreign governments levy withholding taxes against dividend and interest income, or may impose other taxes. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received by the Funds on these investments. However, these foreign withholding taxes are not expected to have a significant impact on the Fund, since the Fund's investment objective is to seek long-term capital appreciation and any income earned by the Fund should be considered incidental. The risks of investing in foreign securities may be intensified in the case of investments in issuers domiciled or doing substantial business in emerging markets or countries with limited or developing capital markets. Security prices in emerging markets can be significantly more volatile than in the more developed nations of the world, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, present the risk of sudden adverse government action and even nationalization of businesses, restrictions on foreign ownership, or prohibitions of repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Transaction settlement and dividend collection procedures may be less reliable in emerging markets than in developed markets. Securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements.

INTERNATIONAL DEBT SECURITIES. The Funds indicated above may invest in debt obligations (which may be denominated in U.S. dollar or in non-U.S. currencies) of any rating issued or guaranteed by foreign corporations, certain supranational entities (such as the World Bank) and foreign governments (including political subdivisions having taxing authority) or their agencies or instrumentalities, including American Depository Receipts. No more than 10% of the High Yield Fund's total assets, at the time of purchase, will be invested in securities of foreign issuers. These investments may include debt obligations such as bonds (including sinking fund and callable bonds), debentures and notes, together with preferred stocks, pay-in-kind securities, and zero coupon securities.

     In determining whether to invest in debt obligations of foreign issuers, the Fund will consider the relative yields of foreign and domestic high yield securities, the economies of foreign countries, the condition of such countries' financial markets, the interest rate climate of such countries and the relationship of such countries' currency to the U.S. Dollar. These factors are judged on the basis of fundamental economic criteria (e.g., relative inflation levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. Subsequent foreign currency losses may result in the Fund having previously distributed more income in a particular period than was available from investment income, which could result in a return of capital to shareholders. The Fund's portfolio of foreign securities may include those of a number of foreign countries, or, depending upon market conditions, those of a single country.

     Investments in securities of issuers in non-industrialized countries generally involve more risk and may be considered highly speculative. Although a portion of the Fund's investment income may be received or realized in foreign currencies, the Fund will be required to compute and distribute its income in U.S. dollars and absorb the cost of currency fluctuations and the cost of currency conversions. Investment in foreign securities involves considerations and risks not associated with investment in securities of U.S. issuers. For example, foreign issuers are not required to use generally accepted accounting principles. If foreign securities are not registered under the Securities Act of 1933, as amended, the issuer does not have to comply with the disclosure requirements of the Securities Exchange Act of 1934, as amended. The values of foreign securities investments will be affected by incomplete or inaccurate information available to the Investment Manager as to foreign issuers, changes in currency rates, exchange control regulations or currency blockage, expropriation or nationalization of assets, application of foreign tax laws (including withholding taxes), changes in governmental administration or economic or monetary policy. In addition, it is generally more difficult to obtain court judgments outside the United States.

INVESTING IN DEVELOPING ASIA-PACIFIC SECURITIES MARKETS AND ECONOMIES. The securities markets of developing Asia-Pacific countries are not as large as the U.S. securities markets and have substantially less trading volume, resulting in a lack of liquidity and high price volatility. Certain markets, such as those of China, are in only the earliest stages of development. There is also a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries. Many of such markets also may be affected by developments with respect to more established markets in the region, such as in Japan. Developing Asia-Pacific brokers typically are fewer in number and less capitalized than brokers in the United States. These factors, combined with the U.S. regulatory requirements of open-end investment companies and the restrictions on foreign investments discussed below, result in potentially fewer investment opportunities for Asia-Pacific Equity Fund and may have an adverse impact on the investment performance of the Fund. The Fund's investment restrictions permit it to invest up to 15% of its net assets in securities that are determined by the Sub-Adviser to be illiquid.

     The investment objective of the Asia-Pacific Equity Fund reflects the belief that the economies of the developing Asia-Pacific countries will continue to grow in such a fashion as to provide attractive investment opportunities. At the same time, emerging economies present certain risks that do not exist in more established economies. Especially significant is that political and social uncertainties exist for many of the developing Asia-Pacific countries. In addition, the governments of many of such countries, such as Indonesia, have a heavy role in regulating and supervising the economy. Another risk common to most such countries is that the economy is heavily export oriented and, accordingly, is dependent upon international trade. The existence of overburdened infrastructure and obsolete financial systems also presents risks in certain countries, as do environmental problems. Certain economies also depend to a significant degree upon exports of primary commodities and, therefore, are vulnerable to changes in commodity prices which, in turn, may be affected by a variety of factors. In addition, certain developing Asia-Pacific countries, such as the Philippines, are especially large debtors to commercial banks and foreign governments.

     Archaic legal systems in certain developing Asia-Pacific countries also may have an adverse impact on the Asia-Pacific Equity Fund. For example, while the potential liability of a shareholder in a U.S. corporation with respect to acts of the corporation is generally limited to the amount of the shareholder's investment, the notion of limited liability is less clear in certain developing Asia-Pacific countries. Similarly, the rights of investors in Asia-Pacific companies may be more limited than those of shareholders of U.S. corporations.

     Certain of the risks associated with international investments and investing in smaller capital markets are heightened for investments in developing Asia-Pacific countries. For example, some of the currencies of developing Asia-Pacific countries have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies. Certain countries face serious exchange constraints. In addition, as mentioned above, governments of many developing Asia-Pacific countries have exercised and continue to exercise substantial influence over many aspects of the private sector.

     In certain cases, the government owns or controls many companies, including the largest in the country. Accordingly, government actions in the future could have a significant effect on economic conditions in developing Asia-Pacific countries, which could affect private sector companies and the Asia-Pacific Equity Fund, as well as the value of securities in the Fund's portfolio.

     In addition to the relative lack of publicly available information about developing Asia-Pacific issuers and the possibility that such issuers may not be subject to the same accounting, auditing and financial reporting standards as are applicable to U.S. companies, inflation accounting rules in some developing Asia-Pacific countries require, for companies that keep accounting records in the local currency, for both tax and accounting purposes, that certain assets and liabilities be restated on the company's balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits for certain developing Asia-Pacific companies.

     Satisfactory custodial services for investment securities may not be available in some developing Asia-Pacific countries, which may result in the Asia-Pacific Equity Fund incurring additional costs and delays in providing transportation and custody services for such securities outside such countries, if possible.

     As a result, the Sub-Adviser of the Asia-Pacific Equity Fund may determine that, notwithstanding otherwise favorable investment criteria, it may not be practicable or appropriate to invest in a particular developing Asia-Pacific country. The Fund may invest in countries in which foreign investors, including the Sub-Adviser of the Fund, have had no or limited prior experience.

RESTRICTIONS ON FOREIGN INVESTMENTS. Some developing countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as a Fund. As illustrations, certain countries may require governmental approval prior to investments by foreign persons or limit the amount of investment by foreign persons in a particular company or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms (including price) than securities of the company available for purchase by nationals. Certain countries may restrict investment opportunities in issuers or industries deemed important to national interests.

     The manner in which foreign investors may invest in companies in certain developing countries, as well as limitations on such investments, also may have an adverse impact on the operations of a Fund that invests in such countries. For example, the Fund may be required in certain of such countries to invest initially through a local broker or other entity and then have the shares purchased re-registered in the name of the Fund. Re-registration may in some instances not be able to occur on timely basis, resulting in a delay during which a Fund may be denied certain of its rights as an investor, including rights as to dividends or to be made aware of certain corporate actions. There also may be instances where a Fund places a purchase order but is subsequently informed, at the time of re-registration, that the permissible allocation of the investment to foreign investors has been filled, depriving the Fund of the ability to make its desired investment at that time.

     Substantial limitations may exist in certain countries with respect to a Fund's ability to repatriate investment income, capital or the proceeds of sales of securities by foreign investors. A Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. No more than 15% of a Fund's net assets may be comprised, in the aggregate, of assets that are (i) subject to material legal restrictions on repatriation or (ii) invested in illiquid securities. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of the operations of the Fund. For example, funds may be withdrawn from the People's Republic of China only in U.S. or Hong Kong dollars and only at an exchange rate established by the government once each week.

     In certain countries, banks or other financial institutions may be among the leading companies or have actively traded securities. The 1940 Act restricts each Fund's investments in any equity securities of an issuer that, in its most recent fiscal year, derived more than 15% of its revenues from "securities related activities," as defined by the rules thereunder. The provisions may restrict the Fund's investments in certain foreign banks and other financial institutions.

FOREIGN CURRENCY RISKS. Currency risk is the risk that changes in foreign exchange rates will affect, favorably or unfavorably, the U.S. dollar value of foreign securities. In a period when the U.S. dollar generally rises against foreign currencies, the returns on foreign stocks for a U.S. investor will be diminished. By contrast, in a period when the U.S. dollar generally declines, the returns on foreign securities will be enhanced. Unfavorable changes in the relationship between the U.S. dollar and the relevant foreign currencies, therefore, will adversely affect the value of a Fund's shares.

     The introduction of the euro (a common currency for the European Economic and Monetary Union) in January 1999 could have an adverse effect of the Fund's ability to value holdings denominated in local currencies and on trading and other administrative systems which affect such securities.

FOREIGN CURRENCY EXCHANGE TRANSACTIONS. Because the Funds that invest in foreign securities may buy and sell securities denominated in currencies other than the U.S. Dollar, and receive interest, dividends and sale proceeds in currencies other than the U.S. Dollar, the Funds may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. Dollar. The Funds either enter into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or uses forward foreign currency contracts to purchase or sell foreign currencies. Asia-Pacific Equity Fund may not invest more than 5% of its assets (taken at market value at the time of investment) in forward foreign currency contracts. A forward foreign currency exchange contract is an agreement to exchange one currency for another -- for example, to exchange a certain amount of U.S. Dollars for a certain amount of Korean Won -- at a future date. Forward foreign currency contracts are included in the group of instruments that can be characterized as derivatives. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of the Fund's portfolio securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

     Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of these securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain. Use of currency hedging techniques may also be limited by management's need to protect the status of the Fund as a regulated investment company under the Code.

FOREIGN BANK OBLIGATIONS

     Through its investment in the Primary Fund, the Money Market Fund invests in obligations of foreign banks and foreign branches of U.S. banks. Obligations of foreign banks and foreign branches of U.S. banks involve somewhat different investment risks from those affecting obligations of U.S. banks, including the possibilities that liquidity could be impaired because of future political and economic developments; the obligations may be less marketable than comparable obligations of U.S. banks; a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; foreign deposits may be seized or nationalized; foreign governmental restrictions (such as foreign exchange controls) may be adopted which might adversely affect the payment of principal and interest on those obligations; and the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks. In addition, the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. In that connection, foreign banks are not subject to examination by any U.S. government agency or instrumentality.

SOVEREIGN DEBT SECURITIES

     Certain Funds may invest in sovereign debt securities issued by governments of foreign countries. The sovereign debt in which the Funds may invest may be rated below investment grade. These securities usually offer higher yields than higher rated securities but are also subject to greater risk than higher rated securities.

BRADY BONDS

     Brady bonds represent a type of sovereign debt. These obligations were created under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady, in which foreign entities issued these obligations in exchange for their existing commercial bank loans. Brady Bonds have been issued by Argentina, Brazil, Costa Rica, the Dominican Republic, Mexico, the Philippines, Uruguay and Venezuela, and may be issued by other emerging countries.

RISKS OF INVESTING IN FOREIGN SECURITIES

     Investments in foreign securities involve certain inherent risks, including the following:

MARKET CHARACTERISTICS. Settlement practices for transactions in foreign markets may differ from those in United States markets, and may include delays beyond periods customary in the United States. Foreign security trading practices, including those involving securities settlement where Fund assets may be released prior to receipt of payment or securities, may expose the Funds to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer. Transactions in options on securities, futures contracts, futures options and currency contracts may not be regulated as effectively on foreign exchanges as similar transactions in the United States, and may not involve clearing mechanisms and related guarantees. The value of such positions also could be adversely affected by the imposition of different exercise terms and procedures and margin requirements than in the United States. The value of a Fund's positions may also be adversely impacted by delays in its ability to act upon economic events occurring in foreign markets during non-business hours in the United States.

LEGAL AND REGULATORY MATTERS. In addition to nationalization, foreign governments may take other actions that could have a significant effect on market prices of securities and payment of interest, including restrictions on foreign investment, expropriation of goods and imposition of taxes, currency restrictions and exchange control regulations.

TAXES. The interest payable on certain of the Funds' foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the Funds' shareholders. A shareholder otherwise subject to United States federal income taxes may, subject to certain limitations, be entitled to claim a credit or deduction of U.S. federal income tax purposes for his proportionate share of such foreign taxes paid by the Funds.

COSTS. The expense ratios of the Funds are likely to be higher than those of investment companies investing in domestic securities, since the cost of maintaining the custody of foreign securities is higher.

     In considering whether to invest in the securities of a foreign company, the Investment Manager or Sub-Adviser considers such factors as the characteristics of the particular company, differences between economic trends and the performance of securities markets within the U.S. and those within other countries, and also factors relating to the general economic, governmental and social conditions of the country or countries where the company is located. The extent to which a Fund will be invested in foreign companies and countries and depository receipts will fluctuate from time to time within the limitations described in the Prospectus, depending on the Investment Manager's or Sub-Adviser's assessment of prevailing market, economic and other conditions.

SECURITIES SWAPS

     The Funds that comprise the ING Pilgrim Mutual Funds (other than the Money Market Fund) may enter into securities swaps, a technique primarily used to indirectly participate in the securities market of a country from which a Fund would otherwise be precluded for lack of an established securities custody and safekeeping system. The Fund deposits an amount of cash with its custodian (or the broker, if legally permitted) in an amount equal to the selling price of the underlying security. Thereafter, the Fund pays or receives cash from the broker equal to the change in the value of the underlying security.

OPTIONS ON SECURITIES AND SECURITIES INDICES

     PURCHASING PUT AND CALL OPTIONS. Each Fund (other than the Money Market Fund, Advisory Funds, Investment Funds, Bank and Thrift Fund, and Government Securities Income Fund) is authorized to purchase put and call options with respect to securities which are otherwise eligible for purchase by the Fund and with respect to various stock indices subject to certain restrictions. The Advisory Funds may only purchase put options on portfolio securities. Put and call options are derivative securities traded on United States and foreign exchanges, including the American Stock Exchange, Chicago Board Options Exchange, Philadelphia Stock Exchange, Pacific Stock Exchange and New York Stock Exchange. Except as indicated in "Non-Hedging Strategic Transactions," the Funds will engage in trading of such derivative securities exclusively for hedging purposes.

     If a Fund purchases a put option, the Fund acquires the right to sell the underlying security at a specified price at any time during the term of the option (for "American-style" options) or on the option expiration date (for "European-style" options). Purchasing put options may be used as a portfolio investment strategy when the Investment Manager or Sub-Adviser perceives significant short-term risk but substantial long-term appreciation for the underlying security. The put option acts as an insurance policy, as it protects against significant downward price movement while it allows full participation in any upward movement. If the Fund holds a stock which the Investment Manager or Sub-Adviser believes has strong fundamentals, but for some reason may be weak in the near term, the Fund may purchase a put option on such security, thereby giving itself the right to sell such security at a certain strike price throughout the term of the option. Consequently, the Fund will exercise the put only if the price of such security falls below the strike price of the put. The difference between the put's strike price and the market price of the underlying security on the date the Fund exercises the put, less transaction costs, is the amount by which the Fund hedges against a decline in the underlying security. If during the period of the option the market price for the underlying security remains at or above the put's strike price, the put will expire worthless, representing a loss of the price the Fund paid for the put, plus transaction costs. If the price of the underlying security increases, the premium paid for the put option less any amount for which the put may be sold reduces the profit the Fund realizes on the sale of the securities.

     If a Fund purchases a call option, it acquires the right to purchase the underlying security at a specified price at any time during the term of the option. The purchase of a call option is a type of insurance policy to hedge against losses that could occur if the Fund has a short position in the underlying security and the security thereafter increases in price. The Fund will exercise a call option only if the price of the underlying security is above the strike price at the time of exercise. If during the option period the market price for the underlying security remains at or below the strike price of the call option, the option will expire worthless, representing a loss of the price paid for the option, plus transaction costs. If a Fund purchases the call option to hedge a short position in the underlying security and the price of the underlying security thereafter falls, the premium paid for the call option less any amount for which such option may be sold reduces the profit the Fund realizes on the cover of the short position in the security.

     Prior to exercise or expiration, an option may be sold when it has remaining value by a purchaser through a "closing sale transaction," which is accomplished by selling an option of the same series as the option previously purchased. The Funds generally will purchase only those options for which the Investment Manager or Sub-Adviser believes there is an active secondary market to facilitate closing transactions.

     WRITING CALL OPTIONS. Each Fund (other than the Money Market Fund, Investment Funds, Bank and Thrift Fund, and Government Securities Income Fund) may write covered call options. A call option is "covered" if a Fund owns the security underlying the call or has an absolute right to acquire the security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by the Custodian). The writer of a call option receives a premium and gives the purchaser the right to buy the security underlying the option at the exercise price. The writer has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price during the option period. If the writer of an exchange-traded option wishes to terminate his obligation, he may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. A writer may not effect a closing purchase transaction after it has been notified of the exercise of an option.

     Effecting a closing transaction in the case of a written call option will permit a Fund to write another call option on the underlying security with either a different exercise price, expiration date or both. Also, effecting a closing transaction allows the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other investments of the Fund. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security. A Fund realizes a gain from a closing transaction if the cost of the closing transaction is less than the premium received from writing the option or if the proceeds from the closing transaction are more than the premium paid to purchase the option. A Fund realizes a loss from a closing transaction if the cost of the closing transaction is more than the premium received from writing the option or if the proceeds from the closing transaction are less than the premium paid to purchase the option. However, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, appreciation of the underlying security owned by the Fund generally offsets, in whole or in part, any loss to the Fund resulting from the repurchase of a call option.

     The staff of the Securities and Exchange Commission (the "SEC") has taken the position that purchased over-the-counter options ("OTC Options") and the assets used as cover for written OTC Options are illiquid securities. A Fund will write OTC Options only with primary U.S. Government Securities dealers recognized by the Board of Governors of the Federal Reserve System or member banks of the Federal Reserve System ("primary dealers"). In connection with these special arrangements, the Fund intends to establish standards for the creditworthiness of the primary dealers with which it may enter into OTC Option contracts and those standards, as modified from time to time, will be implemented and monitored by the Investment Manager. Under these special arrangements, the Fund will enter into contracts with primary dealers that provide that the Fund has the absolute right to repurchase an option it writes at any time at a repurchase price which represents the fair market value, as determined in good faith through negotiation between the parties, but that in no event will exceed a price determined pursuant to a formula contained in the contract. Although the specific details of the formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by the Fund for writing the option, plus the amount, if any, by which the option is "in-the-money." The formula will also include a factor to account for the difference between the price of the security and the strike price of the option if the option is written "out-of-the-money." "Strike price" refers to the price at which an option will be exercised. "Cover assets" refers to the amount of cash or liquid assets that must be segregated to collateralize the value of the futures contracts written by the Fund. Under such circumstances, the Fund will treat as illiquid that amount of the cover assets equal to the amount by which the formula price for the repurchase of the option is greater than the amount by which the market value of the security subject to the option exceeds the exercise price of the option (the amount by which the option is "in-the-money"). Although each agreement will provide that the Fund's repurchase price shall be determined in good faith (and that it shall not exceed the maximum determined pursuant to the formula), the formula price will not necessarily reflect the market value of the option written. Therefore, the Fund might pay more to repurchase the OTC Option contract than the Fund would pay to close out a similar exchange traded option.

     Stock Index Options. Each Fund (other than the Money Market Fund, Investment Funds, Bank and Thrift Fund, and Government Securities Income Fund) may also purchase put and call options with respect to the S&P 500 and other stock indices. The Funds may purchase such options as a hedge against changes in the values of portfolio securities or securities which it intends to purchase or sell, or to reduce risks inherent in the ongoing management of the Fund.

     The distinctive characteristics of options on stock indices create certain risks not found in stock options generally. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss on the purchase or sale of an option on an index depends upon movements in the level of stock prices in the stock market generally rather than movements in the price of a particular stock. Accordingly, successful use by a Fund of options on a stock index depends on the Investment Manager's or Sub-Adviser's ability to predict correctly movements in the direction of the stock market generally. This requires different skills and techniques than predicting changes in the price of individual stocks.

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     Index prices may be distorted if  circumstances  disrupt trading of certain stocks included in the index, such as if trading were halted in a substantial number of stocks included in the index. If this happens, the Fund could not be able to close out options which it had purchased, and if restrictions on exercise were imposed, the Fund might be unable to exercise an option it holds, which could result in substantial losses to the Fund. The Funds purchase put or call options only with respect to an index which the Investment Manager or Sub-Adviser believes includes a sufficient number of stocks to minimize the likelihood of a trading halt in the index.

     RISKS OF INVESTING IN OPTIONS. There are several risks associated with transactions in options on securities and indices. Options may be more volatile than the underlying instruments and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. There are also significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective. In addition, a liquid secondary market for particular options may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of option of underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or clearing corporation may not at all times be adequate to handle current trading volume; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

     A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. The extent to which a Fund may enter into options transactions may be limited by the Internal Revenue Code requirements for qualification of the Fund as a regulated investment company. See "Dividends, Distributions and Taxes."

     In addition, foreign option exchanges do not afford to participants many of the protections available in United States option exchanges. For example, there may be no daily price fluctuation limits in such exchanges or markets, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, a Fund as an option writer could lose amounts substantially in excess of its initial investment, due to the margin and collateral requirements typically associated with such option writing. See "Dealer Options" below.

     LIMITS ON USE OF OPTIONS. A Fund may not purchase or sell options if more than 25% of its net assets would be hedged. The Funds may write covered call options and secured put options to seek to generate income or lock in gains on up to 25% of their net assets.

     DEALER OPTIONS. The Funds indicated above may engage in transactions involving dealer options as well as exchange-traded options. Certain risks are specific to dealer options. While the Funds might look to a clearing corporation to exercise exchange-traded options, if a Fund purchases a dealer option it must rely on the selling dealer to perform if the Fund exercises the option. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as loss of the expected benefit of the transaction.

     Exchange-traded options generally have a continuous liquid market while dealer options may not. Consequently, a Fund can realize the value of a dealer option it has purchased only by exercising or reselling the option to the issuing dealer. Similarly, when a Fund writes a dealer option, the Fund can close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer. While the Fund seeks to enter into dealer options only with dealers who will agree to and can enter into closing transactions with the Fund, no assurance exists that the Fund will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless the Fund, as a covered dealer call option writer, can effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the

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event of  insolvency  of the other party,  the Fund may be unable to liquidate a dealer option. With respect to options written by the Fund, the inability to enter into a closing transaction may result in material losses to the Fund. For example, because a Fund must maintain a secured position with respect to any call option on a security it writes, the Fund may not sell the assets which it has segregated to secure the position while it is obligated under the option. This requirement may impair the Fund's ability to sell portfolio securities at a time when such sale might be advantageous.

     The Staff of the Securities and Exchange Commission (the "Commission") takes the position that purchased dealer options are illiquid securities. A Fund may treat the cover used for written dealer options as liquid if the dealer agrees that the Fund may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option. With that exception, however, the Fund will treat dealer options as subject to the Fund's limitation on illiquid securities. If the Commission changes its position on the liquidity of dealer options, the Fund will change its treatment of such instruments accordingly.

FOREIGN CURRENCY OPTIONS. The Funds that comprise the ING Pilgrim Mutual Funds (other than the Money Market Fund) may buy or sell put and call options on foreign currencies. A put or call option on a foreign currency gives the purchaser of the option the right to sell or purchase a foreign currency at the exercise price until the option expires. The Funds use foreign currency options separately or in combination to control currency volatility. Among the strategies employed to control currency volatility is an option collar. An option collar involves the purchase of a put option and the simultaneous sale of call option on the same currency with the same expiration date but with different exercise (or "strike") prices. Generally, the put option will have an out-of-the-money strike price, while the call option will have either an at-the-money strike price or an in-the-money strike price. Foreign currency options are derivative securities. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the Funds to reduce foreign currency risk using such options.

     As with other kinds of option transactions, writing options on foreign currency constitutes only a partial hedge, up to the amount of the premium received. The Funds could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to a Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs.

FORWARD CURRENCY CONTRACTS. The Funds that invest in foreign securities may enter into forward currency contracts in anticipation of changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fix number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. For example, a Fund might purchase a particular currency or enter into a forward currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase. Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell. Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency.

     Each of the Funds (other than the Money Market Fund, Advisory Funds, MagnaCap Fund, Bank and Thrift Fund, and the Government Securities Income Fund) may invest in futures contracts and in options on futures contracts as a hedge against changes in market conditions or interest rates. As a general rule, no Fund will purchase or sell futures if, immediately thereafter, more than 25% of its net assets would be hedged.

FINANCIAL FUTURES CONTRACTS AND RELATED OPTIONS

     A Fund may use financial futures contracts and related options to hedge against changes in the market value of its portfolio securities or securities that it intends to purchase. The Fund could purchase a financial futures contract (such as an interest rate futures contract or securities index futures contract) to protect against a decline in the value of its portfolio or to gain

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exposure to securities which the Fund otherwise  wishes to purchase.  Hedging is accomplished when an investor takes a position in the futures market opposite to his cash market position. There are two types of hedges -- long (or buying) and short (or selling) hedges. Historically, prices in the futures market have tended to move in concert with cash market prices, and prices in the futures market have maintained a fairly predictable relationship to prices in the cash market. Thus, a decline in the market value of securities in the Fund's portfolio may be protected against to a considerable extent by gains realized on futures contracts sales. Similarly, it is possible to protect against an increase in the market price of securities that the Fund may wish to purchase in the future by purchasing futures contracts.

     A Fund may purchase or sell any financial futures contracts which are traded on a recognized exchange or board of trade. Financial futures contracts consist of interest rate futures contracts and securities index futures contracts. A public market presently exists in interest rate futures contracts covering long-term U.S. Treasury bonds, U.S. Treasury notes, three-month U.S. Treasury bills and GNMA certificates. Securities index futures contracts are currently traded with respect to the Standard & Poor's 500 Composite Stock Price Index and such other broad-based stock market indices as the New York Stock Exchange Composite Stock Index and the Value Line Composite Stock Price Index. A clearing corporation associated with the exchange or board of trade on which a financial futures contract trades assumes responsibility for the completion of transactions and also guarantees that open futures contracts will be performed.

     An interest rate futures contract obligates the seller of the contract to deliver, and the purchaser to take delivery of, the interest rate securities called for in the contract at a specified future time and at a specified price. A stock index assigns relative values to the common stocks included in the index, and the index fluctuates with changes in the market values of the common stocks so included. A stock index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. An option on a financial futures contract gives the purchaser the right to assume a position in the contract (a long position if the option is a call and short position if the option is a put) at a specified exercise price at any time during the period of the option.

     In contrast to the situation when a Fund purchases or sells a security, no security is delivered or received by the Fund upon the purchase or sale of a financial futures contract. Initially, the Fund will be required to segregate with its custodian bank an amount of cash and/or liquid assets. This amount is known as initial margin and is in the nature of a performance bond or good faith deposit on the contract. The current initial margin deposit required per contract is approximately 5% of the contract amount. Brokers may establish deposit requirements higher than this minimum. Subsequent payments, called variation margin, will be made to and from the account on a daily basis as the price of the futures contract fluctuates. This process is known as marking to market. At the time of purchase of a futures contract or a call option on a futures contract, an amount of cash, U. S. Government securities or other appropriate high-grade securities equal to the market value of the futures contract minus the Fund's initial margin deposit with respect thereto will be segregated with the Fund's custodian bank to collateralize fully the position and thereby ensure that it is not leveraged. The extent to which the Fund may enter into financial futures contracts and related options may also be limited by the requirements of the Internal Revenue Code for qualification as a regulated investment company.

     The writer of an option on a futures contract is required to deposit margin pursuant to requirements similar to those applicable to futures contracts. Upon exercise of an option on a futures contract, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's margin account. This amount will be equal to the amount by which the market price of the futures contract at the time of exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract.

     Although financial futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out is accomplished by effecting an offsetting transaction. A futures contract sale is closed out by effecting a futures contract purchase for the same aggregate amount of securities and the same delivery date. If the sale price exceeds the offsetting purchase price, the seller immediately would be paid the difference

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and would  realize a gain.  If the  offsetting  purchase  price exceeds the sale price, the seller immediately would pay the difference and would realize a loss. Similarly, a futures contract purchase is closed out by effecting a futures contract sale for the same securities and the same delivery date. If the offsetting sale price exceeds the purchase price, the purchaser would realize a gain, whereas if the purchase price exceeds the offsetting sale price, the purchaser would realize a loss.

     The Fund will pay commissions on financial futures contracts and related options transactions. These commissions may be higher than those that would apply to purchases and sales of securities directly.

LIMITATIONS ON FUTURES CONTRACTS AND RELATED OPTIONS. The Funds may not engage in transactions in financial futures contracts or related options for speculative purposes but only as a hedge against anticipated changes in the market value of its portfolio securities or securities that it intends to purchase. The High Yield Fund may not purchase or sell financial futures contracts or related options if, immediately thereafter, the sum of the amount of initial margin deposits on the Fund's existing futures and related options positions and the premiums paid for related options would exceed 2% of the market value of the Fund's total assets after taking into account unrealized profits and losses on any such contracts. No Fund of the Pilgrim Mutual Funds may purchase or sell futures or purchase related options if, immediately thereafter, more than 25% of its net assets would be hedged. Those Funds also may not purchase or sell futures or purchase related options if, immediately thereafter, the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for such options would exceed 5% of the market value of the Fund's net assets. At the time of purchase of a futures contract or a call option on a futures contract, an amount of cash, U.S. Government securities or other appropriate high-grade debt obligations equal to the market value of the futures contract minus the Fund's initial margin deposit with respect thereto will be segregated with the Fund's custodian bank to collateralize fully the position and thereby ensure that it is not leveraged.

     The extent to which a Fund may enter into financial futures contracts and related options also may be limited by the requirements of the Internal Revenue Code for qualification as a regulated investment company.

RISKS RELATING TO OPTIONS AND FUTURES CONTRACTS. The purchase of options involves certain risks. If a put option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price, the Fund will lose its entire investment in the option. Also, where a put option is purchased to hedge against price movements in a particular security, the price of the put option may move more or less than the price of the related security. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Fund may be unable to close out a position. Positions in futures contracts and related options may be closed out only on an exchange that provides a secondary market for such contracts or options. A Fund will enter into an option or futures position only if there appears to be a liquid secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular option or futures contract at any specific time. Thus, it may not be possible to close out a futures or related option position. In the case of a futures position, in the event of adverse price movements the Fund would continue to be required to make daily margin payments. In this situation, if the Fund have insufficient cash to meet daily margin requirements it may have to sell portfolio securities at a time when it may be disadvantageous to do so. In addition, the Fund may be required to take or make delivery of the securities underlying the futures contracts it holds. The inability to close out futures positions also could have an adverse impact on the Fund's ability to hedge its portfolio effectively.

     There are several risks in connection with the use of futures contracts as a hedging device. While hedging can provide protection against an adverse movement in market prices, it can also preclude a hedger's opportunity to benefit from a favorable market movement. In addition, investing in futures contracts and options on futures contracts will cause the Funds to incur additional brokerage commissions and may cause an increase in the Fund's portfolio turnover rate. The successful use of futures contracts and related options also depends on the ability of the Investment Manager to forecast correctly the direction and extent of market movements within a given time frame. To the extent market prices remain stable during the period a futures contract or option is held by the Fund or such prices move in a direction opposite to that anticipated, the Fund may realize a loss on the hedging transaction that is not offset by an increase in the value of its portfolio securities. As a result, the return of the Fund for the period may be less than if it had not engaged in the hedging transaction.

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     The use of futures contracts involves the risk of imperfect  correlation in movements in the price of futures contracts and movements in the price of the securities that are being hedged. If the price of the futures contract moves more or less than the price of the securities being hedged, a Fund will experience a gain or loss that will not be completely offset by movements in the price of the securities. It is possible that, where a Fund has sold futures contracts to hedge its portfolio against a decline in the market, the market may advance and the value of securities held in the Fund's portfolio may decline. If this occurred, the Fund would lose money on the futures contract and would also experience a decline in value in its portfolio securities. Where futures are purchased to hedge against a possible increase in the prices of securities before the Fund is able to invest its cash (or cash equivalents) in securities (or options) in an orderly fashion, it is possible that the market may decline; if the Fund then determines not to invest in securities (or options) at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures that would not be offset by a reduction in the price of the securities purchased.

     The market prices of futures contracts may be affected if participants in the futures market elect to close out their contracts through off-setting transactions rather than to meet margin deposit requirements. In such a case, distortions in the normal relationship between the cash and futures markets could result. Price distortions could also result if investors in futures contracts opt to make or take delivery of the underlying securities rather than to engage in closing transactions due to the resultant reduction in the liquidity of the futures market. In addition, due to the fact that, from the point of view of speculators, the deposit requirements in the futures markets are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the prices of securities and movements in the prices of futures contracts, a correct forecast of market trends may still not result in a successful transaction.

     Compared to the purchase or sale of futures contracts, the purchase of put or call options on futures contracts involves less potential risk for a Fund because the maximum amount at risk is the premium paid for the options plus transaction costs. However, there may be circumstances when the purchase of an option on a futures contract would result in a loss to a Fund while the purchase or sale of the futures contract would not have resulted in a loss, such as when there is no movement in the price of the underlying securities.

INDEX WARRANTS

     The Research Enhanced Index Fund may purchase put warrants and call warrants whose values vary depending on the change in the value of one or more specified securities indices ("Index Warrants"). Index Warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer, based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the Index Warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise, based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise, based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at any time when, in the case of a call warrant, the exercise price is greater than the value of the underlying index, or, in the case of a put warrant, the exercise price is less than the value of the underlying index. If the Research Enhanced Index Fund were not to exercise an Index Warrant prior to its expiration, then the Fund would lose the amount of the purchase price paid by it for the warrant. The Research Enhanced Index Fund will normally use Index Warrants in a manner similar to its use of options on securities indices. The risks of the Fund's use of Index Warrants are generally similar to those relating to its use of index options. Unlike most index options, however, Index Warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution that issues the warrant. Also, Index Warrants generally have longer terms than index options. Although the Research Enhanced Index Fund will normally invest only in exchange-listed warrants, Index Warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. In addition, the terms of Index Warrants may limit the Fund's ability to exercise the warrants at such time, or in such quantities, as the Fund would otherwise wish to do.

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FOREIGN CURRENCY FUTURES CONTRACTS

     Each Fund (other than the Money Market Fund, Advisory Funds, MagnaCap Fund, Bank and Thrift Fund, and the Government Securities Income Fund) may use foreign currency future contracts for hedging purposes. A foreign currency futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a foreign currency at a specified price and time. A public market exists in futures contracts covering several foreign currencies, including the Australian dollar, the Canadian dollar, the British pound, the German mark, the Japanese yen, the Swiss franc, and certain multinational currencies such as the European Currency Unit ("ECU"). Other foreign currency futures contracts are likely to be developed and traded in the future. The Funds will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.

RISKS OF TRANSACTIONS IN FUTURES CONTRACTS

     There are several risks related to the use of futures as a hedging device. One risk arises because of the imperfect correlation between movements in the price of the futures contract and movements in the price of the securities which are the subject of the hedge. The price of the future may move more or less than the price of the securities being hedged. If the price of the future moves less than the price of the securities which are the subject of the hedge, the hedge will not be fully effective, but if the price of the securities being hedged has moved in an unfavorable direction, a Fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the future. If the price of the future moves more than the price of the hedged securities, the Fund will experience either a loss or a gain on the future which will not be completely offset by movements in the price of the securities which are subject to the hedge.

     To compensate for the imperfect correlation of movements in the price of securities being hedged and movements in the price of the futures contract, a Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of securities being hedged if the historical volatility of the prices of such securities has been greater than the historical volatility over such time period of the future. Conversely, the Fund may buy or sell fewer futures contracts if the historical volatility of the price of the securities being hedged is less than the historical volatility of the futures contract being used. It is possible that, when the Fund has sold futures to hedge its portfolio against a decline in the market, the market may advance while the value of securities held in the Fund's portfolio may decline. If this occurs, the Fund will lose money on the future and also experience a decline in value in its portfolio securities. However, the Investment Manager or Sub-Adviser believes that over time the value of a diversified portfolio will tend to move in the same direction as the market indices upon which the futures are based.

     When futures are purchased to hedge against a possible increase in the price of securities before a Fund is able to invest its cash (or cash equivalents) in securities (or options) in an orderly fashion, it is possible that the market may decline instead. If the Fund then decides not to invest in securities or options at that time because of concern as to possible further market decline or for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.

     In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the securities being hedged, the price of futures may not correlate perfectly with movement in the stock index or cash market due to certain market distortions. All participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the index or cash market and futures markets. In addition, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. As a result of price distortions in the futures market and the imperfect correlation between movements in the cash market and the price of securities and movements in the price of futures, a correct forecast of general trends by the Investment Manager or Sub-Adviser may still not result in a successful hedging transaction over a very short time frame.

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     Positions  in  futures  may be closed out only on an  exchange  or board of trade which provides a secondary market for such futures. Although the Funds intend to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position, and in the event of adverse price movements, the Funds would continue to be required to make daily cash payments of variation margin. When futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

     Most  United  States  futures  exchanges  limit the  amount of  fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

     Successful use of futures by a Fund depends on the Investment Manager's or Sub-Adviser's ability to predict correctly movements in the direction of the market. For example, if the Fund hedges against the possibility of a decline in the market adversely affecting stocks held in its portfolio and stock prices increase instead, the Fund will lose part or all of the benefit of the increased value of the stocks which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

     In the event of the bankruptcy of a broker through which a Fund engages in transactions in futures contracts or options, the Fund could experience delays and losses in liquidating open positions purchased or sold through the broker, and incur a loss of all or part of its margin deposits with the broker.

INTEREST RATE AND CURRENCY SWAPS

     The Funds that comprise the ING Pilgrim Mutual Funds (other than the Money Market Fund) may enter into interest rate and currency swap transactions and purchase or sell interest rate and currency caps and floors, and may enter into currency swap cap transactions. An interest rate or currency swap involves an agreement between a Fund and another party to exchange payments calculated as if they were interest on a specified ("notional") principal amount (e.g., an exchange of floating rate payments by one party for fixed rate payments by the other). An interest rate cap or floor entitles the purchaser, in exchange for a premium, to receive payments of interest on a notional principal amount from the seller of the cap or floor, to the extent that a specified reference rate exceeds or falls below a predetermined level. A Fund usually enters into such transactions on a "net" basis, with the Fund receiving or paying, as the case may be, only the net amount of the two payment streams. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each swap is accrued on a daily basis, and an amount of cash or high-quality liquid securities having an aggregate net asset value at least equal to the accrued excess is maintained in a segregated account by the Trust's custodian. If a Fund enters into a swap on other than a net basis, or sells caps or floors, the Fund maintains a segregated account in the full amount accrued on a daily basis of the Fund's obligations with respect to the transaction. Such segregated accounts are maintained in accordance with applicable regulations of the Commission.

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     A Fund will not enter into any of these derivative  transactions unless the unsecured senior debt or the claims paying ability of the other party to the transaction is rated at least "high quality" at the time of purchase by at least one of the established rating agencies (e.g., AAA or AA by S&P). The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and agents utilizing standard swap documentation, and the Investment Manager or Sub-Adviser has determined that the swap market has become relatively liquid. Swap transactions do not involve the delivery of securities or other underlying assets or principal, and the risk of loss with respect to such transactions is limited to the net amount of payments that the Fund is contractually obligated to make or receive. Caps and floors are more recent innovations for which standardized documentation has not yet been developed; accordingly, they are less liquid than swaps, and caps and floors purchased by a Fund are considered to be illiquid assets.

INTEREST RATE SWAPS

     As indicated above, an interest rate swap is a contract between two entities ("counterparties") to exchange interest payments (of the same currency) between the parties. In the most common interest rate swap structure, one counterparty agrees to make floating rate payments to the other counterparty, which in turn makes fixed rate payments to the first counterparty. Interest payments are determined by applying the respective interest rates to an agreed upon amount, referred to as the "notional principal amount." In most such transactions, the floating rate payments are tied to the London Interbank Offered Rate, which is the offered rate for short-term Eurodollar deposits between major international banks. As there is no exchange of principal amounts, an interest rate swap is not an investment or a borrowing.

CROSS-CURRENCY SWAPS

     A cross-currency swap is a contract between two counterparties to exchange interest and principal payments in different currencies. A cross-currency swap normally has an exchange of principal at maturity (the final exchange); an exchange of principal at the start of the swap (the initial exchange) is optional. An initial exchange of notional principal amounts at the spot exchange rate serves the same function as a spot transaction in the foreign exchange market (for an immediate exchange of foreign exchange risk). An exchange at maturity of notional principal amounts at the spot exchange rate serves the same function as a forward transaction in the foreign exchange market (for a future transfer of foreign exchange risk). The currency swap market convention is to use the spot rate rather than the forward rate for the exchange at maturity. The economic difference is realized through the coupon exchanges over the life of the swap. In contrast to single currency interest rate swaps, cross-currency swaps involve both interest rate risk and foreign exchange risk.

SWAP OPTIONS

     The Funds indicated above may invest in swap options. A swap option is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise change an existing swap agreement, at some designated future time on specified terms. It is different from a forward swap, which is a commitment to enter into a swap that starts at some future date with specified rates. A swap option may be structured European-style (exercisable on the pre-specified date) or American-style (exercisable during a designated period). The right pursuant to a swap option must be exercised by the right holder. The buyer of the right to receive fixed pursuant to a swap option is said to own a call.

CAPS AND FLOORS

     The Funds indicated above may invest in interest rate caps and floors and currency swap cap transactions. An interest rate cap is a right to receive periodic cash payments over the life of the cap equal to the difference between any higher actual level of interest rates in the future and a specified strike (or "cap") level. The cap buyer purchases protection for a floating rate move above the strike. An interest rate floor is the right to receive periodic cash payments over the life of the floor equal to the difference between any lower actual level of interest rates in the future and a specified strike (or "floor")

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level.  The floor buyer purchases  protection for a floating rate move below the strike. The strikes are typically based on the three-month LIBOR (although other indices are available) and are measured quarterly. Rights arising pursuant to both caps and floors are exercised automatically if the strike is in the money. Caps and floors eliminate the risk that the buyer fails to exercise an in-the-money option.

RISKS ASSOCIATED WITH SWAPS

     The risks associated with interest rate and currency swaps and interest rate caps and floors are similar to those described above with respect to dealer options. In connection with such transactions, a Fund relies on the other party to the transaction to perform its obligations pursuant to the underlying agreement. If there were a default by the other party to the transaction, the Fund would have contractual remedies pursuant to the agreement, but could incur delays in obtaining the expected benefit of the transaction or loss of such benefit. In the event of insolvency of the other party, the Fund might be unable to obtain its expected benefit. In addition, while each Fund will seek to enter into such transactions only with parties which are capable of entering into closing transactions with the Fund, there can be no assurance that a Fund will be able to close out such a transaction with the other party, or obtain an offsetting position with any other party, at any time prior to the end of the term of the underlying agreement. This may impair a Fund's ability to enter into other transactions at a time when doing so might be advantageous.

NON-HEDGING STRATEGIC TRANSACTIONS

     A Fund's options, futures and swap transactions will generally be entered into for hedging purposes -- to protect against possible changes in the market values of securities held in or to be purchased for the Fund's portfolio resulting from securities markets, currency or interest rate fluctuations, to protect the Fund's unrealized gains in the values of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchase or sale of particular securities. However, in addition to the hedging transactions referred to above, the Strategic Income Fund may enter into options, futures and swap transactions to enhance potential gain in circumstances where hedging is not involved. Each Fund's net loss exposure resulting from transactions entered into for each purposes will not exceed 5% of the Fund's net assets at any one time and, to the extent necessary, the Fund will close out transactions in order to comply with this limitation. Such transactions are subject to the limitations described above under "Options," "Futures Contracts," and "Interest Rate and Currency Swaps."

RESTRICTED AND ILLIQUID SECURITIES

     Each Fund may invest in an illiquid or restricted security if the Investment Manager or Sub-Adviser believes that it presents an attractive investment opportunity, except that MagnaCap Fund may not invest in restricted securities. Generally, a security is considered illiquid if it cannot be disposed of within seven days. Its illiquidity might prevent the sale of such a security at a time when a Sub-Adviser might wish to sell, and these securities could have the effect of decreasing the overall level of a Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring the Funds to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount that a Fund could realize upon disposition.

     Each Fund (except MagnaCap Fund) may purchase restricted securities (i.e., securities the disposition of which may be subject to legal restrictions) and securities that may not be readily marketable. Because of the nature of these securities, a considerable period of time may elapse between the Funds' decision to dispose of these securities and the time when the Funds are able to dispose of them, during which time the value of the securities could decline. The expenses of registering restricted securities (excluding securities that may be resold by the Funds pursuant to Rule 144A) may be negotiated at the time such securities are purchased by the Funds. When registration is required before the securities may be resold, a considerable period may elapse between the decision to sell the securities and the time when the Funds would be permitted to sell them. Thus, the Funds may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. The Funds may also acquire securities through private placements. Such securities may have contractual

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restrictions on their resale, which might prevent their resale by the Funds at a time when such resale would be desirable. Securities that are not readily marketable will be valued by the Funds in good faith pursuant to procedures adopted by the Company's Board of Directors.

     Restricted securities, including private placements, are subject to legal or contractual restrictions on resale. They can be eligible for purchase without SEC registration by certain institutional investors known as "qualified institutional buyers," and under the Funds' procedures, restricted securities could be treated as liquid. However, some restricted securities may be illiquid and restricted securities that are treated as liquid could be less liquid than registered securities traded on established secondary markets. The Funds may not invest more than 15% of its net assets in illiquid securities, measured at the time of investment. Each Fund will adhere to a more restrictive investment limitation on its investments in illiquid or restricted securities as required by the securities laws of those jurisdictions where shares of the Funds are registered for sale.

     The Emerging Countries Fund may invest in foreign securities that are restricted against transfer within the United States or to United States persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions. Unless these securities are acquired directly from the issuer or its underwriter, the Fund treats foreign securities whose principal market is abroad as not subject to the investment limitation on securities subject to legal or contractual restrictions on resale.

OTHER INVESTMENT COMPANIES

     Certain Funds may invest in other investment companies ("Underlying Funds"). Each Fund may not (i) invest more than 10% of its total assets in Underlying Funds, (ii) invest more than 5% of its total assets in any one Underlying Fund, or (iii) purchase greater than 3% of the total outstanding securities of any one Underlying Fund. The Funds (except the Money Market Fund) may also make indirect foreign investments through other investment companies that have comparable investment objectives and policies as the Funds. In addition to the advisory and operational fees a Fund bears directly in connection with its own operation, the Fund would also bear its pro rata portions of each other investment company's advisory and operational expenses.

INVESTMENT COMPANIES THAT INVEST IN SENIOR LOANS. Certain Funds may invest in investment companies that invest primarily in interests in variable or floating rate loans or notes ("Senior Loans"). Senior Loans in most circumstances are fully collateralized by assets of a corporation, partnership, limited liability company, or other business entity. Senior Loans vary from other types of debt in that they generally hold a senior position in the capital structure of a borrower. Thus, Senior Loans are generally repaid before unsecured bank loans, corporate bonds, subordinated debt, trade creditors, and preferred or common stockholders.

     Substantial increases in interest rates may cause an increase in loan defaults as borrowers may lack resources to meet higher debt service requirements. The value of a Fund's assets may also be affected by other uncertainties such as economic developments affecting the market for Senior Loans or affecting borrowers generally.

     Senior Loans usually include restrictive covenants which must be maintained by the borrower. Under certain interests in Senior Loans, an investment company investing in a Senior Loan may have an obligation to make additional loans upon demand by the borrower. Senior Loans, unlike certain bonds, usually do not have call protection. This means that interests, while having a stated one to ten-year term, may be prepaid, often without penalty. The rate of such prepayments may be affected by, among other things, general business and economic conditions, as well as the financial status of the borrower. Prepayment would cause the actual duration of a Senior Loan to be shorter than its stated maturity.

CREDIT RISK. Information about interests in Senior Loans generally is not be in the public domain, and interests are generally not currently rated by any nationally recognized rating service. Senior Loans are subject to the risk of nonpayment of scheduled interest or principal payments. Issuers of Senior Loans

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generally  have  either  issued  debt  securities  that  are  rated  lower  than investment grade, or, if they had issued debt securities, such debt securities would likely be rated lower than investment grade. However, unlike other types of debt securities, Senior Loans are generally fully collateralized.

     In the event of a failure to pay scheduled interest or principal payments on Senior Loans, an investment company investing in that Senior Loan could experience a reduction in its income, and would experience a decline in the market value of the particular Senior Loan so affected, and may experience a decline in the NAV or the amount of its dividends. In the event of a bankruptcy of the borrower, the investment company could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing the Senior Loan.

COLLATERAL. Senior Loans typically will be secured by pledges of collateral from the borrower in the form of tangible assets and intangible assets. In some instances, an investment company may invest in Senior Loans that are secured only by stock of the borrower or its subsidiaries or affiliates. The value of the collateral may decline below the principal amount of the Senior Loan subsequent to an investment in such Senior Loan. In addition, to the extent that collateral consists of stock of the borrower or its subsidiaries or affiliates, there is a risk that the stock may decline in value, be relatively illiquid, or may lose all or substantially all of its value, causing the Senior Loan to be undercollateralized.

LIMITED SECONDARY MARKET. Although it is growing, the secondary market for Senior Loans is currently limited. There is no organized exchange or board of trade on which Senior Loans may be traded; instead, the secondary market for Senior Loans is an unregulated inter-dealer or inter-bank market. Accordingly, Senior Loans may be illiquid. In addition, Senior Loans generally require the consent of the borrower prior to sale or assignment. These consent requirements may delay or impede a fund's ability to sell Senior Loans. In addition, because the secondary market for Senior Loans may be limited, it may be difficult to value Senior Loans. Market quotations may not be available and valuation may require more research than for liquid securities. In addition, elements of judgment may play a greater role in the valuation, because there is less reliable, objective data available.

HYBRID LOANS. The growth of the syndicated loan market has produced loan structures with characteristics similar to Senior Loans but which resemble bonds in some respects, and generally offer less covenant or other protections than traditional Senior Loans while still being collateralized ("Hybrid Loans"). With Hybrid Loans, a fund may not possess a senior claim to all of the collateral securing the Hybrid Loan. Hybrid Loans also may not include covenants that are typical of Senior Loans, such as covenants requiring the maintenance of minimum interest coverage ratios. As a result, Hybrid Loans present additional risks besides those associated with traditional Senior Loans, although they may provide a relatively higher yield. Because the lenders in Hybrid Loans waive or forego certain loan covenants, their negotiating power or voting rights in the event of a default may be diminished. As a result, the lenders' interests may not be represented as significantly as in the case of a conventional Senior Loan. In addition, because an investment company's security interest in some of the collateral may be subordinate to other creditors, the risk of nonpayment of interest or loss of principal may be greater than would be the case with conventional Senior Loans.

SUBORDINATED AND UNSECURED LOANS. Certain investment companies may invest in subordinated and unsecured loans. The primary risk arising from a holder's subordination is the potential loss in the event of default by the issuer of the loans. Subordinated loans in an insolvency bear an increased share, relative to senior secured lenders, of the ultimate risk that the borrower's assets are insufficient to meet its obligations to its creditors. Unsecured loans are not secured by any specific collateral of the borrower. They do not enjoy the security associated with collateralization and may pose a greater risk of nonpayment of interest or loss of principal than do secured loans.

     There are some potential disadvantages associated with investing in other investment companies. For example, you would indirectly bear additional fees. The Underlying Funds pay various fees, including, management fees, administration fees, and custody fees. By investing in those Underlying Funds indirectly, you indirectly pay a proportionate share of the expenses of those funds (including management fees, administration fees, and custodian fees), and you also pay the expenses of the Fund.

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REPURCHASE AGREEMENTS

     Each Fund may enter into repurchase agreements with respect to its portfolio securities. Pursuant to such agreements, the Fund acquires securities from financial institutions such as banks and broker-dealers as are deemed to be creditworthy by the Investment Manager or Sub-Adviser, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio security). Securities subject to repurchase agreements will be held by the Custodian or in the Federal Reserve/Treasury Book-Entry System or an equivalent foreign system. The seller under a repurchase agreement will be required to maintain the value of the underlying securities at not less than 102% (100% for the Money Market Fund) of the repurchase price under the agreement. If the seller defaults on its repurchase obligation, the Fund holding the repurchase agreement will suffer a loss to the extent that the proceeds from a sale of the underlying securities is less than the repurchase price under the agreement. Bankruptcy or insolvency of such a defaulting seller may cause the Fund's rights with respect to such securities to be delayed or limited. Repurchase agreements are considered to be loans under the Investment Company Act.

     Pursuant to an Exemptive Order under Section 17(d) and Rule 17d-1 obtained by the SmallCap Opportunities and Growth Opportunities Funds, on March 5, 1991, such Funds may deposit uninvested cash balances into a single joint account to be used to enter into repurchase agreements.

     As an alternative to using repurchase agreements, each of the funds which comprise the Mayflower Trust, Equity Trust, SmallCap Opportunities Fund, and Growth Opportunities Fund, may, from time to time, invest up to 5% of its assets in money market investment companies sponsored by a third party for short-term liquidity purposes. Such investments are subject to the non-fundamental investment limitations described herein.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLL TRANSACTIONS

     The Government Securities Income Fund and each of the funds which comprise the Pilgrim Mutual Funds, Mayflower Trust, Equity Trust, SmallCap Opportunities Fund, and Growth Opportunities Fund, may enter into reverse repurchase agreement transactions. Such transactions involve the sale of U.S. Government securities held by the Fund, with an agreement that the Fund will repurchase such securities at an agreed upon price and date. The Fund will employ reverse repurchase agreements when necessary to meet unanticipated net redemptions so as to avoid liquidating other portfolio investments during unfavorable market conditions. At the time it enters into a reverse repurchase agreement, the Fund will place in a segregated custodial account cash and/or liquid assets having a dollar value equal to the repurchase price. Reverse repurchase agreements are considered to be borrowings under the Investment Company Act of 1940 (the "1940 Act"). Reverse repurchase agreements, together with other permitted borrowings, may constitute up to 33 1/3% of the Fund's total assets. Under the 1940 Act, the Fund is required to maintain continuous asset coverage of 300% with respect to borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of the Fund's holdings may be disadvantageous from an investment standpoint. Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the Fund's net asset value, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

     In order to enhance portfolio returns and manage prepayment risks, Government Securities Income Fund and the funds which comprise the ING Pilgrim Mutual Funds, Mayflower Trust, Equity Trust, SmallCap Opportunities Fund, and Growth Opportunities Fund, may engage in dollar roll transactions with respect to mortgage securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, a Fund sells a mortgage security held in the portfolio to a financial institutional such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at a later date at an agreed upon price. The mortgage securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and

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repurchase,  the Fund will not be entitled  to receive  interest  and  principal payments on the securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the sold security. When a Fund enters into a dollar roll transaction, cash and/or liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be repurchased, are segregated with its custodian at the trade date. These securities are marked daily and are maintained until the transaction is settled.

     Whether a reverse repurchase agreement or dollar-roll transaction produces a gain for a Fund depends upon the "costs of the agreements" (e.g., a function of the difference between the amount received upon the sale of its securities and the amount to be spent upon the purchase of the same or "substantially the same" security) and the income and gains of the securities purchased with the proceeds received from the sale of the mortgage security. If the income and gains on the securities purchased with the proceeds of the agreements exceed the costs of the agreements, then a Fund's net asset value will increase faster than otherwise would be the case; conversely, if the income and gains on such securities purchased fail to exceed the costs of the structure, net asset value will decline faster than otherwise would be the case. Reverse repurchase agreements and dollar-roll transactions, as leveraging techniques, may increase a Fund's yield in the manner described above; however, such transactions also increase a Fund's risk to capital and may result in a shareholder's loss of principal.

PARTICIPATION INTERESTS

     The High Yield Fund may invest in participation interests, subject to the limitation on its net assets that may be invested in illiquid investments. Participation interests provide the Fund an undivided interest in a loan made by a bank or other financial institution in the proportion that the Fund's participation interest bears to the total principal amount of the loan. No more than 5% of the Fund's net assets can be invested in participation interests of the same issuing bank. The Fund must look to the creditworthiness of the borrowing corporation, which is obligated to make payments of principal and interest on the loan. In the event the borrower fails to pay scheduled interest or principal payments, the Fund would experience a reduction in its income and might experience a decline in the net asset value of its shares. In the event of a failure by the bank to perform its obligations in connection with the participation agreement, the Fund might incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

LENDING OF PORTFOLIO SECURITIES

     In order to generate additional income, each Fund may lend portfolio securities in an amount up to 33-1/3% of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities (up to 30% of the value of the total assets in the case of the International Value and the Emerging Markets Value Funds). No lending may be made with any companies affiliated with the Investment Manager. The Funds may lend securities only to financial institutions such as banks, broker/ dealers and other recognized institutional investors in amounts up to 30% of the Fund's total assets. These loans earn income for the Funds and are collateralized by cash, securities or letters of credit. The Funds might experience a loss if the financial institution defaults on the loan. Loans by the Primary Fund in which the Money Market Fund invests will not exceed 25% of the Fund's total assets.

     The borrower at all times during the loan must maintain with the Fund cash or cash equivalent collateral or provide to the Funds an irrevocable letter of credit equal in value to at least 100% of the value of the securities loaned. During the time portfolio securities are on loan, the borrower pays the Funds any interest paid on such securities, and the Funds may invest the cash collateral and earn additional income, or it may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit. Loans are subject to termination at the option of the Funds or the borrower at any time. The Funds may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially.

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LOAN PARTICIPATIONS AND ASSIGNMENTS

     Each Fund may invest in loan participations and loan assignments. A Fund's investment in loan participations typically will result in the Fund having a contractual relationship only with the Lender and not with the borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any right of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund may be subject to the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling a Participation, the Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower.

     When a Fund purchases a loan assignment from Lenders, it will acquire direct rights against the borrowers on the Loan. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by the Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender. Because there is no liquid market for such securities, the Fund anticipates that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and a Fund's ability to dispose of particular assignments or participations when necessary to meet redemptions of Fund shares, to meet the Fund's liquidity needs or when necessary in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for assignments and participations also may make it more difficult for a Fund to value these securities for purposes of calculating its net asset value.

PAIRING-OFF TRANSACTIONS

     Government Securities Income Fund engages in a pairing-off transaction when the Fund commits to purchase a security at a future date ("delayed delivery" or "when issued"), and then prior to the predetermined settlement date, the Fund "pairs-off" the purchase with a sale of the same security prior to, or on, the original settlement date. At all times when the Fund has an outstanding commitment to purchase securities, cash and/or liquid assets equal to the value of the outstanding purchase commitments will be segregated from general investible funds and marked to the market daily.

     When the time comes to pay for the securities acquired on a delayed delivery basis, Government Securities Income Fund will meet its obligations from the available cash flow, sale of the securities held in the separate account, sale of other securities or, although it would not normally expect to do so, from sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation).

     Whether a pairing-off transaction produces a gain for Government Securities Income Fund, depends upon the movement of interest rates. If interest rates decrease, then the money received upon the sale of the same security will be greater than the anticipated amount needed at the time the commitment to purchase the security at the future date was entered. Consequently, the Fund will experience a gain. However, if interest rates increase, than the money received upon the sale of the same security will be less than the anticipated amount needed at the time the commitment to purchase the security at the future date was entered. Consequently, the Fund will experience a loss.

     ING Pilgrim Mutual Funds, Mayflower Trust and Equity Trust, may enter into To Be Announced ("TBA") sale commitments wherein the unit price and the estimated principal amount are established upon entering into the contract, with the actual principal amount being within a specified range of the estimate. A Fund will enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, the Fund will maintain, in a segregated account, cash or marketable securities in an amount sufficient to meet the purchase price. Unsettled TBA sale commitments are valued at current market value of the underlying securities. If the TBA sale commitment is closed

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through the acquisition of an offsetting purchase commitment,  the Fund realizes a gain or loss on the commitment  without regard to any unrealized  gain or loss
on  the  underlying  security.   If  the  Fund  delivers  securities  under  the
commitment, the Fund realizes a gain or loss from the sale of the securities, based upon the unit price established at the date the commitment was entered into.

FLOATING OR VARIABLE RATE INSTRUMENTS

     The Funds that comprise the Mayflower Trust, Equity Trust, SmallCap Opportunities Fund, and Growth Opportunities Fund may purchase floating or variable rate bonds, which normally provide that the holder can demand payment of the obligation on short notice at par with accrued interest. Such bonds are frequently secured by letters of credit or other credit support arrangements provided by banks. Floating or variable rate instruments provide for adjustments in the interest rate at specified intervals (weekly, monthly, semiannually, etc.). A Fund would anticipate using these bonds as cash equivalents, pending longer term investment of its funds. Other longer term fixed-rate bonds, with a right of the holder to request redemption at certain times (often annually, after the lapse of an intermediate term), may also be purchased by a Fund. These bonds are more defensive than conventional long-term bonds (protecting to some degree against a rise in interest rates), while providing greater opportunity than comparable intermediate term bonds since the Fund may retain the bond if interest rates decline. By acquiring these kinds of bonds, a Fund obtains the contractual right to require the issuer of the security, or some other person (other than a broker or dealer), to purchase the security at an agreed upon price, which right is contained in the obligation itself rather than in a separate agreement with the seller or some other person.

     A Fund will purchase securities on a when-issued, forward commitment or delayed settlement basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a taxable capital gain or loss. When a Fund engages in when-issued, forward commitment and delayed settlement transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in a Fund's incurring a loss or missing an opportunity to obtain a price credited to be advantageous.

     The market value of the securities underlying a when-issued purchase, forward commitment to purchase securities, or a delayed settlement and any subsequent fluctuations in their market value is taken into account when determining the market value of a Fund starting on the day the Fund agrees to purchase the securities. A Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

SHORT SALES

     The ING Pilgrim Mutual Funds (except High Yield Fund II), Mayflower Trust (except High Total Return Fund and High Total Return Fund II), Mid-Cap Value Fund, Equity Trust, SmallCap Opportunities Fund, and Growth Opportunities Fund may make short sales of securities they own or have the right to acquire at no added cost through conversion or exchange of other securities they own (referred to as short sales "against the box") and short sales of securities which they do not own or have the right to acquire.

     In a short sale that is not "against the box," a Fund sells a security which it does not own, in anticipation of a decline in the market value of the security. To complete the sale, the Fund must borrow the security generally from the broker through which the short sale is made) in order to make delivery to the buyer. The Fund must replace the security borrowed by purchasing it at the market price at the time of replacement. The Fund is said to have a "short position" in the securities sold until it delivers them to the broker. The period during which the Fund has a short position can range from one day to more than a year. Until the Fund replaces the security, the proceeds of the short

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sale  are  retained  by the  broker,  and the  Fund  must  pay to the  broker  a negotiated portion of any dividends or interest which accrue during the period of the loan. To meet current margin requirements, the Fund must deposit with the broker additional cash or securities so that it maintains with the broker a total deposit equal to 150% of the current market value of the securities sold short (100% of the current market value if a security is held in the account that is convertible or exchangeable into the security sold short within 90 days without restriction other than the payment of money).

     Short sales by a Fund that are not made "against the box" create opportunities to increase the Fund's return but, at the same time, involve specific risk considerations and may be considered a speculative technique. Since the Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the Fund's net asset value per share tends to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Fund may be required to pay in connection with the short sale. Short sales theoretically involve unlimited loss potential, as the market price of securities sold short may continually increase, although a Fund may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions the Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

     If a Fund makes a short sale "against the box," the Fund would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. To secure its obligation to deliver securities sold short, a Fund will deposit in escrow in a separate account with the Custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities. The Fund can close out its short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by the Fund, because the Fund might want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.

     A Fund's decision to make a short sale "against the box" may be a technique to hedge against market risks when the Investment Manager or Sub-Adviser believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security. In such case, any future losses in the Fund's long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the investment values or conversion premiums of such securities.

     In the view of the Commission, a short sale involves the creation of a "senior security" as such term is defined in the Investment Company Act, unless the sale is "against the box" and the securities sold short are placed in a segregated account (not with the broker), or unless the Fund's obligation to deliver the securities sold short is "covered" by placing in a segregated account (not with the broker) cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the difference between the market value of the securities sold short at the time of the short sale and any such collateral required to be deposited with a broker in connection with the sale (not including the proceeds from the short sale), which difference is adjusted daily for changes in the value of the securities sold short. The total value of the cash, U.S. Government securities or other liquid debt or equity securities deposited with the broker and otherwise segregated may not at any time be less than the market value of the securities sold short at the time of the short sale. Each Fund will comply with these requirements. In addition, as a matter of policy, the Trust's Board of Directors/Trustees has determined that no Fund will make short sales of securities or maintain a short position if to do so could create liabilities or require collateral deposits and segregation of assets aggregating more than 25% of the Fund's total assets (no more than 5% for the Mid-Cap Value Fund), taken at market value.

     The extent to which a Fund may enter into short sales transactions may be limited by the Internal Revenue Code requirements for qualification of the Fund as a regulated investment company. See "Dividends, Distributions and Taxes."

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INVESTMENT TECHNIQUES AND PROCESSES

     The investment techniques and processes used by the Sub-Adviser for the ING Pilgrim Mutual Funds, which it has used in managing institutional portfolios for many years, are described generally in the Funds' prospectus of the Funds it manages. In making decisions with respect to equity securities for the Funds, growth over time is the Sub-Adviser's underlying goal. It's how the Sub-Adviser built its reputation. Over the past ten years, the Sub-Adviser has built a record as one of the finest performing investment managers in the United States. It has successfully delivered growth over time to many institutional investors, pension plans, foundations, endowments and high net worth individuals. The Sub-Adviser's methods have proven their ability to achieve growth over time through a variety of investment vehicles.

     The Sub-Adviser emphasizes growth over time through investment in securities of companies with earnings growth potential. The Sub-Adviser's style is a "bottom-up" growth approach that focuses on the growth prospects of individual companies rather than on economic trends. It builds portfolios stock by stock. The Sub-Adviser's decision-making is guided by three critical questions: Is there a positive change? Is it sustainable? Is it timely? The Sub-Adviser uses these three factors because it focuses on discovering positive developments when they first show up in an issuer's earnings, but before they are fully reflected in the price of the issuer's securities. The Sub-Adviser is always looking for companies that are driving change and surpassing analysts' expectations. It seeks to identify companies poised for rapid growth. The Sub-Adviser focuses on recognizing successful companies, regardless of their capitalization or whether they are domestic or foreign companies.

DIVERSIFICATION

     Each Fund (other than the Money Market Fund) is "diversified" within the meaning of the Investment Company Act. In order to qualify as diversified, a Fund must diversify its holdings so that at all times at least 75% of the value of its total assets is represented by cash and cash items (including receivables), securities issued or guaranteed as to principal or interest by the United States or its agencies or instrumentalities, securities of other investment companies, and other securities (for this purpose other securities of any one issuer are limited to an amount not greater than 5% of the value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of the issuer). The Primary Institutional Fund in which the Money Market Fund will invest substantially all of its assets is a non-diversified fund. However, the Primary Institutional Fund intends to comply with the diversification requirement of Rule 2a-7 under the Investment Company Act which generally limits a money-market fund to investing no more than 5% of its total assets in the securities, except U.S. government securities, of any one issuer.

     The equity securities of each issuer that are included in the investment portfolio of a Fund are purchased by the Investment Manager or Sub-Adviser in approximately equal amounts, and the Investment Manager or Sub-Adviser attempts to stay fully invested within the applicable percentage limitations set forth in the Prospectus. In addition, for each issuer whose securities are added to an investment portfolio, the Investment Manager or Sub-Adviser sells the securities of one of the issuers currently included in the portfolio.

BORROWING

     Each Advisory Fund may borrow money from banks solely for temporary or emergency purposes, but not in an amount exceeding one-third of the value of its total assets. The ING Pilgrim Mutual Funds may each borrow up to 20% (other than the Money Market Fund which is limited to 5%). MagnaCap Fund and High Yield Fund may borrow from banks solely for temporary or emergency purposes, but not in an amount exceeding 5% of the value of its total assets. Bank and Thrift Fund may borrow, only in an amount up to 15% of its total assets to obtain such short-term credits as are necessary for the clearance of securities transactions. Government Securities Income Fund may borrow money from banks solely for temporary or emergency purposes, but not in an amount in excess of 10% of the value of its total assets.

     For the Government Securities Income Fund, no additional investment may be made while any such borrowings are in excess of 5% of total assets. For purposes of this investment restriction, the Fund's entry into reverse repurchase agreements and dollar-rolls and delayed delivery transactions, including those relating to pair-offs, shall not constitute borrowings. Such borrowings, together with reverse repurchase agreements, may constitute up to 33% of the

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Fund's total assets.  The  Government  Securities  Income Fund may not mortgage, pledge or  hypothecate  its  assets,  except to the extent  necessary  to secure permitted  borrowings  and to the  extent  related  to the  deposit of assets in escrow in  connection  with the Fund's  purchasing  of  securities  on a forward
commitment  or  delayed  delivery  basis,   entering  into  reverse   repurchase
agreements and engaging in dollar-roll transactions.

     Under the Investment Company Act of 1940, each Fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of the Fund's holdings may be disadvantageous from an investment standpoint.

     When a Fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a Fund makes additional investments while borrowings are outstanding, this may be construed as a form of leverage.

     Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the Fund's net asset value, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

                             INVESTMENT RESTRICTIONS

                  INVESTMENT RESTRICTIONS -- THE ADVISORY FUNDS

     The Funds have adopted the following investment restrictions as fundamental policies that cannot be changed without approval by the holders of a majority of its outstanding shares, which means the lesser of (1) 67% of the Fund's shares present at a meeting at which the holders of more than 50% of the outstanding shares are present in person or by proxy, or (2) more than 50% of the Fund's outstanding shares. None of the Funds may:

     (1) Invest in a security if, with respect to 75% of the total assets, more than 5% of the total assets (taken at market value at the time of such investment) would be invested in the securities of any one issuer, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

     (2) Invest in a security if, with respect to 75% of its assets, it would hold more than 10% (taken at the time of such investment) of the outstanding voting securities of any one issuer, except securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities;

     (3) Invest in a security if more than 25% of its total assets (taken at market value at the time of such investment) would be invested in the securities of companies primarily engaged in any one industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities (or repurchase agreements with respect thereto);

     (4) Lend any funds or other assets, except that a Fund may, consistent with its investment objective and policies:

          (a) invest in debt obligations, even though the purchase of such obligations may be deemed to be the making of loans;

          (b)  enter into repurchase agreements; and

          (c) lend its portfolio securities in accordance with applicable guidelines established by the SEC and any guidelines established by the Board of Directors;

     (5) Borrow money or pledge, mortgage, or hypothecate its assets, (a) except that a Fund may borrow from banks, but only if immediately after each borrowing and continuing thereafter there is asset coverage of 300%; and (b) and except that the following shall not be considered a pledge, mortgage, or hypothecation of a Fund's assets for these purposes: entering into reverse repurchase agreements; transactions in options, futures, options on futures, and forward currency contracts; the deposit of assets in escrow in connection with the writing of covered put and call options; and the purchase of securities on a "when-issued" or delayed delivery basis; collateral arrangements with respect to initial or variation margin and other deposits for futures contracts, options on futures contracts, and forward currency contracts;

     (6) Issue senior securities, except insofar as a Fund may be deemed to have issued a senior security by reason of borrowing money in accordance with that Fund's borrowing policies, and except for purposes of this investment restriction, collateral or escrow arrangements with respect to the making of short sales, purchase or sale of futures contracts or related options, purchase or sale of forward currency contracts, writing of stock options, and collateral arrangements with respect to margin or other deposits respecting futures contracts, related options, and forward currency contracts are not deemed to be an issuance of a senior security;

     (7) Act as an underwriter of securities of other issuers, except, when in connection with the disposition of portfolio securities, a Fund may be deemed to be an underwriter under the federal securities laws;

     (8) Purchase or sell real estate (other than marketable securities representing interests in, or backed by, real estate or securities of companies that deal in real estate or mortgages).

     The Funds are also subject to the following restrictions and policies that are not fundamental and may, therefore, be changed by the Board of Directors (without shareholder approval). Unless otherwise indicated, a Fund may not:

     (1) Invest in securities that are illiquid if, as a result of such investment, more than 15% of the total assets of the Fund (taken at market value at the time of such investment) would be invested in such securities;

     (2)  Invest  in  companies  for  the  purpose  of  exercising   control  or
          management;

     (3) Purchase or sell physical commodities or commodities contracts (which, for purposes of this restriction, shall not include foreign currency or forward foreign currency contracts), except any Fund may engage in interest rate futures contracts, stock index futures contracts, futures contracts based on other financial instruments or securities, and options on such futures contracts;

     (4) Invest directly in interests in oil, gas or other mineral exploration or development programs or mineral leases (other than marketable securities of companies engaged in the business of oil, gas, or other mineral exploration).

     (5) Invest more than 5% of its total assets in warrants, whether or not listed on the New York or American Stock Exchanges, including no more than 2% of its total assets which may be invested in warrants that are not listed on those exchanges. Warrants acquired by a Fund in units or attached to securities are not included in this restriction;

     (6) Purchase securities of issuers which are restricted from being sold to the public without registration under the Securities Act of 1933 (unless such securities are deemed to be liquid under the Company's Liquidity Procedures) if by reason of such investment the Fund's aggregate investment in such securities will exceed 10% to the Fund's total assets;

     (7) Invest more than 5% of the value of its total assets in securities of issuers which have been in continuous operation less than three years;

     (8) Invest in puts, calls, straddles, spreads or any combination thereof if, as a result of such investment, more than 5% of the total assets of the Fund (taken at market value at the time of such investment) would be invested in such securities;

     (9) Loan portfolio securities unless collateral values are continuously maintained at no less than 100% by "marking to market" daily;

     (10) Invest in real estate limited partnerships.

     Other non-fundamental policies include the following: each Fund may not purchase securities on margin; make short sales, except for short sales "against the box," or purchase or retain in its portfolio any security if an officer or Director of the Company or the Investment Manager or any Sub-Adviser owns beneficially more than 1/2 of 1% of the outstanding securities of such issuer, and in the aggregate such persons own beneficially more than 5% of the outstanding securities of such issuer.

                  INVESTMENT RESTRICTIONS -- THE MAGNACAP FUND

     The Fund has adopted the following investment restrictions as fundamental policies that cannot be changed without approval by the holders of a majority of its outstanding shares, which means the lesser of (1) 67% of the Fund's shares present at a meeting at which the holders of more than 50% of the outstanding shares are present in person or by proxy, or (2) more than 50% of the Fund's outstanding shares. The Fund may not:

     (1)  Engage in the underwriting of securities of other issuers.

     (2) Invest in "restricted securities" which cannot in the absence of an exemption be sold without an effective registration statement under the Securities Act of 1933, as amended.

     (3) Engage in the purchase and sale of interests in real estate, commodities or commodity contracts (although this does not preclude marketable securities of companies engaged in these activities).

     (4) Engage in the making of loans to other persons, except (a) through the purchase of a portion of an issue of publicly distributed bonds, debentures or other evidences of indebtedness customarily purchased by institutional investors or (b) by the loan of its portfolio securities in accordance with the policies described under "Lending of Portfolio Securities."

     (5) Borrow money except from banks for temporary or emergency purposes, and then not in excess of 5% of the value of its total assets.

     (6) Mortgage, pledge or hypothecate its assets in any manner, except in connection with any authorized borrowings and then not in excess of 10% of the value of its total assets.

     (7) Purchase securities on margin, except that it may obtain such short-term credits as may be necessary for the clearance of its portfolio transactions.

     (8) Effect short sales, or purchase or sell puts, calls, spreads or straddles.

     (9) Buy or sell oil, gas, or other mineral leases, rights or royalty contracts, or participate on a joint or joint and several basis in any securities trading account.

     (10) Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

     (11) Invest more than 25% of the value of its total assets in any one industry.

     (12) Purchase or retain in its portfolio any security if an Officer or Director of the Fund or its investment manager owns beneficially more than 1/2 of 1% of the outstanding securities of such issuer, and in the aggregate such persons own beneficially more than 5% of the outstanding securities of such issuer.

     (13) Issue senior securities, except insofar as the Fund may be deemed to have issued a senior security by reason of borrowing money in accordance with the Fund's borrowing policies or investment techniques, and except for purposes of this investment restriction, collateral, escrow, or margin or other deposits with respect to the making of short sales, the purchase or sale of futures contracts or related options, purchase or sale of forward foreign currency contracts, and the writing of options on securities are not deemed to be an issuance of a senior security.

     The Fund is also subject to the following restrictions and policies that are not fundamental and may, therefore, be changed by the Board of Directors without shareholder approval. The Fund will limit its investments in warrants, valued at the lower of cost or market, to 5% of its net assets. Included within that amount, but not to exceed 2% of the Fund's net assets, may be warrants that are not listed on the New York or American Stock Exchange. The Fund will not engage in the purchase or sale of real estate or real estate limited partnerships. The Fund also will not make loans to other persons unless collateral values are continuously maintained at no less than 100% by "marking to market" daily. The Fund also may not invest more than 5% of its total assets in securities of companies which, including predecessors, have not had a record of at least three years of continuous operations, and may not invest in any restricted securities.

                     INVESTMENT RESTRICTIONS -- THE SMALLCAP
                OPPORTUNITIES FUND, AND GROWTH OPPORTUNITIES FUND

     The Funds have adopted investment restrictions numbered 1 through 12 as fundamental policies. These restrictions cannot be changed without approval by the holders of a majority (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of such Fund's outstanding voting shares. Investment restrictions numbered 13 through 21 are not fundamental policies and may be changed by vote of a majority of the Trust's Board members at any time. Each Fund may not:

     (1) Borrow money, except from a bank and as a temporary measure for extraordinary or emergency purposes, provided the Fund maintains asset coverage of 300% for all borrowings;

     (2) Purchase securities of any one issuer (except U.S. government securities) if, as a result, more than 5% of the Fund's total assets would be invested in that issuer, or the Fund would own or hold more than 10% of the outstanding voting securities of the issuer; PROVIDED, HOWEVER, that up to 25% of the Fund's total assets may be invested without regard to these limitations;

     (3) Underwrite the securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter;

     (4) Concentrate its assets in the securities of issuers all of which conduct their principal business activities in the same industry (this restriction does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities);

     (5) Make any investment in real estate, commodities or commodities contracts, except that these Funds may: (a) purchase or sell readily marketable securities that are secured by interest in real estate or issued by companies that deal in real estate, including real estate investment and mortgage investment trusts; and (b) engage in financial futures contracts and related options, as described herein and in the Fund's Prospectus;

     (6) Make loans, except that each of these Funds may: (a) invest in repurchase agreements, and (b) loan its portfolio securities in amounts up to one-third of the market or other fair value of its total assets;

     (7) Issue senior securities, except as appropriate to evidence indebtedness that it is permitted to incur, provided that the deposit or payment by the Fund of initial or maintenance margin in connection with futures contracts and related options is not considered the issuance of senior securities;

     (8) Borrow money in excess of 5% of its total assets (taken at market value);

     (9) Pledge, mortgage or hypothecate in excess of 5% of its total assets (the deposit or payment by a Fund of initial or maintenance margin in connection with futures contracts and related options is not considered a pledge or hypothecation of assets);

     (10) Purchase more than 10% of the voting securities of any one issuer, except U.S. government securities;

     (11) Invest more than 15% of its net assets in illiquid securities, including repurchase agreements maturing in more than 7 days, that cannot be disposed of within the normal course of business at approximately the amount at which the Fund has valued the securities, excluding restricted securities that have been determined by the Trustees of the Fund (or the persons designated by them to make such determinations) to be readily marketable;

     (12) Purchase securities of any issuer with a record of less than 3 years of continuous operations, including predecessors, except U.S. government securities and obligations issued or guaranteed by any foreign government or its agencies or instrumentalities, if such purchase would cause the investments of a Fund in all such issuers to exceed 5% of the total assets of the Fund taken at market value;

     (13) Purchase securities on margin, except these Funds may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities (the deposit or payment by a Fund of initial or maintenance margin in connection with futures contracts or related options is not considered the purchase of a security on margin);

     (14) Write put and call options, unless the options are covered and the Fund invests through premium payments no more than 5% of its total assets in options transactions, other than options on futures contracts;

     (15) Purchase and sell futures contracts and options on futures contracts, unless the sum of margin deposits on all futures contracts held by the Fund, and premiums paid on related options held by the Fund, does not exceed more than 5% of the Fund's total assets, unless the transaction meets certain "bona fide hedging", criteria (in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5%);

     (16) Invest in securities of any issuer if any officer or Trustee of the Fund or any officer or director of Pilgrim owns more than 1/2 of 1% of the outstanding securities of the issuer, and such officers, directors and Trustees own in the aggregate more than 5% of the securities of such issuer;

     (17) Invest in interests in oil, gas or other mineral exploration or development programs, (although it may invest in issuers that own or invest in such interests);

     (18) Purchase securities of any investment company, except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase, or except when such purchase, though not made in the open market, is part of a plan of merger, consolidation, reorganization or acquisition of assets;

     (19) Purchase more than 3% of the outstanding voting securities of another investment company, invest more than 5% of its total assets in another investment company, or invest more than 10% of its total assets in other investment companies;

     (20) Purchase warrants if, as a result, warrants taken at the lower of cost or market value would represent more than 5% of the value of the Fund's net assets or if warrants that are not listed on the New York or American Stock Exchanges or on an exchange with comparable listing requirements, taken at the lower of cost or market value, would represent more than 2% of the value of the Fund's net assets (for this purpose, warrants attached to securities will be deemed to have no value); or

     (21) Make short sales, unless, by virtue of its ownership of other securities, the Fund has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions, except in connection with arbitrage transactions.

            INVESTMENT RESTRICTIONS -- THE MIDCAP OPPORTUNITIES FUND

     The Fund has adopted investment restrictions numbered 1 through 11 as fundamental policies. These restrictions cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Fund's outstanding voting shares. Investment restrictions numbered 12 through 15 are not fundamental policies and may be changed by vote of a majority of the Trust's Board members at any time. The Fund may not:

     (1) Borrow money, issue senior securities, or pledge, mortgage or hypothecate its assets, except that it may: (a) borrow from banks up to 10% of its net assets for temporary purposes but only if, immediately after such borrowing there is asset coverage of 300%, and
          (b) enter into transactions in options, futures, and options on futures and other transactions not deemed to involve the issuance of senior securities;

     (2)  Underwrite the securities of others;

     (3) Purchase or sell real property, including real estate limited partnerships (the Fund may purchase marketable securities of companies that deal in real estate or interests therein, including real estate investment trusts);

     (4) Deal in commodities or commodity contracts, except in the manner described in the current Prospectus and SAI of the Fund;

     (5) Make loans to other persons (but the Fund may, however, lend portfolio securities, up to 33% of net assets at the time the loan is made, to brokers or dealers or other financial institutions not affiliated with the Fund or Pilgrim, subject to conditions established by Pilgrim), and may purchase or hold participations in loans, in accordance with the investment objectives and policies of the Fund, as described in the current Prospectus and SAI of the Fund;

     (6) Purchase on margin (except that for purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts will not be deemed to be purchases of securities on margin);

     (7) Sell short, except that the Fund may enter into short sales against the box;

     (8) Invest more than 25% of its assets in any one industry or related group of industries;

     (9) With respect to 75% of the Fund's assets, purchase a security (other than U.S. government obligations) if, as a result, more than 5% of the value of total assets of the Fund would be invested in securities of a single issuer;

     (10) Purchase a security if, as a result, more than 10% of any class of securities, or more than 10% of the outstanding voting securities of an issuer, would be held by the Fund;

     (11) Borrow money in excess of 10% of its net assets for temporary purposes;

     (12) Purchase securities of other investment companies, except in connection with a merger, consolidation or sale of assets, and except that the Fund may purchase shares of other investment companies, subject to such restrictions as may be imposed by the 1940 Act and rules thereunder or by any state in which shares of the Fund are registered;

     (13) Make an investment for the purpose of exercising control over management;

     (14) Invest more than 15% of its net assets in illiquid securities; or

     (15) Borrow any amount in excess of 10% of the Fund's assets, other than for temporary emergency or administrative purposes. In addition, the Fund will not make additional investments when its borrowings exceed 5% of total assets.

               INVESTMENT RESTRICTIONS -- THE GROWTH + VALUE FUND

     The Fund has adopted investment restrictions numbered 1 through 11 as fundamental policies. These restrictions cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of such Fund's outstanding voting shares. Investment restrictions numbered 12 through 15 are not fundamental policies and may be changed by vote of a majority of the Trust's Board members at any time. The Fund may not:

     (1) Borrow money, issue senior securities, or pledge, mortgage or hypothecate its assets, except that it may: (a) borrow from banks but only if, immediately after such borrowing there is asset coverage of 300%, and (b) enter into transactions in options, futures, and options on futures and other transactions not deemed to involve the issuance of senior securities;

     (2)  Underwrite the securities of others;

     (3) Purchase or sell real property, including real estate limited partnerships (each of these Funds may purchase marketable securities of companies that deal in real estate or interests therein, including real estate investment trusts); (4) Deal in commodities or commodity contracts, except in the manner described in the current Prospectus and SAI of the Fund;

     (4) Deal in commodities or commodity contracts, except in the manner described in the current Prospectus and SAI of the Fund;

     (5) Make loans to other persons (but the Fund may, however, lend portfolio securities, up to 33% of net assets at the time the loan is made, to brokers or dealers or other financial institutions not affiliated with the Fund or Pilgrim, subject to conditions established by Pilgrim) (See "Lending Portfolio Securities" in this SAI), and may purchase or hold participations in loans, in accordance with the investment objectives and policies of the Fund, as described in the cur-rent Prospectus and SAI of the Fund;

     (6) Purchase on margin (except that for purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts will not be deemed to be purchases of securities on margin);

     (7) Sell short, except that these Funds may enter into short sales against the box;

     (8) Invest more than 25% of its assets in any one industry or related group of industries;

     (9) With respect to 75% of the Fund's assets, purchase a security (other than U.S. government obligations) if, as a result, more than 5% of the value of total assets of the Fund would be invested in securities of a single issuer;

     (10) Purchase a security if, as a result, more than 10% of any class of securities, or more than 10% of the outstanding voting securities of an issuer, would be held by the Fund;

     (11) Borrow money except to the extent permitted under the 1940 Act;

     (12) Purchase securities of other investment companies, except in connection with a merger, consolidation or sale of assets, and except that these Funds may purchase shares of other investment companies, subject to such restrictions as may be imposed by the 1940 Act and rules thereunder or by any state in which shares of the Fund are registered;

     (13) Make an investment for the purpose of exercising control over management;

     (14) Invest more than 15% of its net assets in illiquid securities; or

     (15) Borrow any amount in excess of 10% of their respective assets, other than for temporary emergency or administrative purposes. In addition, the Fund will not make additional investments when its borrowings exceed 5% of total assets.

                  INVESTMENT RESTRICTIONS -- THE INTERNATIONAL
                 VALUE FUND AND THE EMERGING MARKETS VALUE FUND

     The Funds have adopted investment restrictions numbered 1 through 6 as fundamental policies. These restrictions cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of such Fund's outstanding voting shares. Investment restrictions numbered 7 through 12 are not fundamental policies and may be changed by vote of a majority of the Trust's Board members at any time. The Funds may not:

     (1) Issue senior securities, except to the extent permitted under the 1940 Act, borrow money or pledge its assets, except that the Fund may borrow on an unsecured basis from banks for temporary or emergency purposes or for the clearance of transactions in amounts not exceeding 10% of its total assets (not including the amount borrowed), provided that it will not make investments while borrowings are in excess of 5% of the value of its total assets are outstanding;

     (2) Act as underwriter (except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio);

     (3) Invest 25% or more of its total assets, calculated at the time of purchase and taken at market value, in any one industry (other than U.S. government securities), except that the Fund reserves the right to invest all of its assets in shares of another investment company;

     (4) Purchase or sell real estate or interests in real estate or real estate limited partnerships (although the Fund may purchase and sell securities which are secured by real estate, securities of companies which invest or deal in real estate and securities issued by real estate investment trusts);

     (5) Purchase or sell commodities or commodity futures contracts, except that the Fund may purchase and sell stock index futures contracts for hedging purposes to the extent permitted under applicable federal and state laws and regulations and except that the Fund may engage in foreign exchange forward contracts;

     (6) Make loans (except for purchases of debt securities consistent with the investment policies of the Fund and except for repurchase agreements);

     (7) Make short sales of securities or maintain a short position, except for short sales against the box;

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     (8)  Purchase  securities on margin,  except such short-term credits as may be necessary for the clearance of transactions;

     (9) Write put or call options, except that the Fund may (i) write covered call options on individual securities and on stock indices; (ii) purchase put and call options on securities which are eligible for purchase by the Fund and on stock indices; and (iii) engage in closing transactions with respect to its options writing and purchases, in all cases subject to applicable federal and state laws and regulations;

     (10) Purchase any security if as a result the Fund would then hold more than 10% of any class of voting securities of an issuer (taking all common stock issues as a single class, all preferred stock issues as a single class, and all debt issues as a single class), except that the Fund reserves the right to invest all of its assets in a class of voting securities of another investment company;

     (11) Invest more than 10% of its assets in the securities of other investment companies or purchase more than 3% of any other investment company's voting securities or make any other investment in other investment companies except as permitted by federal and state law, except that the Fund reserves the right to invest all of its assets in another investment company;

     (12) Invest more than 15% of its net assets in illiquid securities.

           INVESTMENT RESTRICTIONS -- THE RESEARCH ENHANCED INDEX FUND

     The Fund has adopted investment restrictions numbered 1 through 8 as fundamental policies. These restrictions cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Fund's outstanding voting shares. Investment restrictions numbered 9 through 14 are not fundamental policies and may be changed by vote of a majority of the Trust's Board members at any time. The Fund may not:

     (1) Borrow money, issue senior securities, or pledge, mortgage or hypothecate its assets, except that it may: (a) borrow from banks up to 33 1/3% of its net assets for temporary purposes but only if, immediately after such borrowing there is asset coverage of 300%, and
          (b) enter into transactions in options, futures, and options on futures and other transactions not deemed to involve the issuance of senior securities;

     (2)  Underwrite the securities of others;

     (3) Purchase or sell real estate, including real estate limited partnerships (the Fund may purchase marketable securities of companies that deal in real estate or interests therein, including real estate investment trusts);

     (4) Deal in commodities or commodity contracts, except in the manner described in the current Prospectus and SAI of the Fund;

     (5) Make loans to other persons (but the Fund may, however, lend portfolio securities, up to 33 1/3% of net assets at the time the loan is made, to brokers or dealers or other financial institutions not affiliated with the Fund or Pilgrim, subject to conditions established by Pilgrim) (See "Lending Portfolio Securities" in this SAI), and may purchase or hold participations in loans, in accordance with the investment objectives and policies of the Fund, as described in the current Prospectus and SAI of the Fund;

     (6)  Invest more than 25% of its assets in any one industry;

     (7) With respect to 75% of the Fund's assets, purchase a security (other than U.S. government obligations) if, as a result, more than 5% of the value of total assets of the Fund would be invested in securities of a single issuer;

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
     (8) Purchase a security if, as a result, more than 10% of any class of securities, or more than 10% of the outstanding voting securities of an issuer, would be held by the Fund;

     (9) Purchase on margin (except that for purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts will not be deemed to be purchases of securities on margin);

     (10) Sell short, except that the Fund may enter into short sales against the box;

     (11) Purchase securities of other investment companies, except in connection with a merger, consolidation or sale of assets, and except that the Fund may purchase shares of other investment companies, subject to such restrictions as may be imposed by the 1940 Act, rules thereunder or any order pursuant thereto or by any state in which shares of the Fund are registered;

     (12) Make an investment for the purpose of exercising control over management;

     (13) Invest more than 15% of its net assets in illiquid securities; or

     (14) Borrow any amount in excess of 33 1/3% of the Fund's assets, other than for temporary emergency or administrative purposes.

     As a fundamental policy, this Fund may borrow money from banks to the extent permitted under the 1940 Act. As an operating (non-fundamental) policy, this Fund does not intend to borrow any amount in excess of 10% of its assets, and would do so only for temporary emergency or administrative purposes. In addition, to avoid the potential leveraging of assets, this Fund will not make additional investments when its borrowings, including those investment techniques which are regarded as a form of borrowing, are in excess of 5% of total assets. If this Fund should determine to expand its ability to borrow beyond the current operating policy, the Fund's Prospectus would be amended and shareholders would be notified.

     In addition to the above noted investment policies, the Research Enhanced Index Fund's Sub-Adviser intends to monitor the sector and security weightings of its portfolio relative to the composition of the S&P 500 Index. In that regard, the Sub-Adviser intends to manage the Fund so that its sector weightings and securities holdings closely approximate the sector and securities weightings of the Index. As noted in the prospectus, the Sub-Adviser may vary modestly the weightings of portfolio securities so that index securities that appear to be overvalued may be underweighted and securities that may appear to be underweighted may be overvalued. Steps will be taken periodically to rebalance positions consistent with maintaining reasonable transaction costs and reasonable weightings relative to the Index. While the Fund seeks to modestly outperform the S&P 500 Index, the Fund expects that its returns will have a coefficient correlation of 0.90% or better to the S&P 500 Index.

                         INVESTMENT RESTRICTIONS -- HIGH
               TOTAL RETURN FUND II AND THE HIGH TOTAL RETURN FUND

     The Funds have adopted investment restrictions numbered 1 through 11 as fundamental policies. These restrictions cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of such Fund's outstanding voting shares. Investment restrictions numbered 12 through 18 are not fundamental policies and may be changed by vote of a majority of the Trust's Board members at any time. The Funds may not:

     (1) Borrow money, issue senior securities, or pledge, mortgage or hypothecate its assets, except that it may: (a) borrow from banks but only if, immediately after such borrowing there is asset coverage of 300%, and (b) enter into transactions in options, futures, and options on futures and other transactions not deemed to involve the issuance of senior securities;

     (2)  Underwrite the securities of others;

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
     (3) Purchase or sell real property, including real estate limited partnerships (each of these Funds may purchase marketable securities of companies that deal in real estate or interests therein, including real estate investment trusts);

     (4) Deal in commodities or commodity contracts, except in the manner described in the current Prospectus and SAI of the Fund;

     (5) Make loans to other persons (but the Funds may, however, lend portfolio securities, up to 33% of net assets at the time the loan is made, to brokers or dealers or other financial institutions not affiliated with the Funds or Pilgrim, subject to conditions established by Pilgrim) (See "Lending Portfolio Securities" in this
          SAI), and may purchase or hold participations in loans, in accordance with the investment objectives and policies of the Fund, as described in the current Prospectus and SAI of the Fund;

     (6)  Participate in any joint trading accounts;

     (7) Purchase on margin (except that for purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts will not be deemed to be purchases of securities on margin);

     (8) Sell short, except that these Funds may enter into short sales against the box;

     (9) Invest more than 25% of its assets in any one industry or related group of industries;

     (10) Purchase a security (other than U.S. government obligations) if, as a result, more than 5% of the value of total assets of the Fund would be invested in securities of a single issuer;

     (11) Purchase a security if, as a result, more than 10% of any class of securities, or more than 10% of the outstanding voting securities of an issuer, would be held by the Fund;

     (12) Purchase a debt security if, as a result, more than 10% of the outstanding principal amount of the issuer's debt securities would be held by the Fund, except that this restriction does not apply to securities issued or guaranteed by the US. Government or its agencies or instrumentalities.

     (13) Invest in a security if, as a result of such investment, more than 5% of its total assets (taken at market value at the time of such investment) would be invested in securities of issuers (other than issuers of federal agency obligations) having a record, together with predecessors or unconditional guarantors, of less than three years of continuous operation;

     (14) Purchase securities of other investment companies, except in connection with a- merger, consolidation or sale of assets, and except that these Funds may purchase shares of other investment companies, subject to such restrictions as may be imposed by the 1940 Act and rules thereunder or by any state in which shares of the Fund are registered;

     (15) Purchase or retain securities of any issuer if 5% of the securities of such issuer are owned by those officers and directors or trustees of the Fund or of Pilgrim who each own beneficially more than 1/2 of 1% of its securities;

     (16) Make an investment for the purpose of exercising control over management;

     (17) Invest more than 15% of its net assets (determined at the time of investment) in illiquid securities, including securities subject to legal or contractual restrictions on resale (which may include private placements and those 144A securities for which the Trustees, pursuant to procedures adopted by the Fund, have not determined there is a liquid secondary market), repurchase agreements maturing in more than seven days, options traded over the counter that a Fund has purchased, securities being used to cover options a Fund has written, securities

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
          for which market quotations are not readily available, or other securities that, legally or in the Adviser's or Trustees' opinion, may be deemed illiquid; or

     (18) Invest  in  interests  in  oil,  gas  or  other  mineral   exploration
          development programs (including oil, gas or other mineral leases).

     As a fundamental policy, these Funds may borrow money from banks to the extent permitted under the 1940 Act. As an operating (non- fundamental) policy, these Funds do not intend to borrow any amount in excess of 10% of their respective assets, and would do so only for temporary emergency or administrative purposes. In addition, to avoid the potential leveraging of assets, neither of these Funds will make additional investments when its borrowings, including those investment techniques which are regarded as a form of borrowing, are in excess of 5% of total assets. If any of these three Funds should determine to expand its ability to borrow beyond the current operating policy, the Fund's Prospectus would be amended and shareholders would be notified.

     As a non-fundamental restriction, High Yield Total Return Fund II and High Yield Total Return Fund may not purchase a debt security if, as a result, more than 10% of any class of debt securities would be held by the Fund.

     In addition to the restrictions described above, each of these Funds may, from time to time, agree to additional investment restrictions for purposes of compliance with the securities laws of those foreign jurisdictions where that Fund intends to offer or sell its shares.

             INVESTMENT RESTRICTIONS -- THE ING PILGRIM MUTUAL FUNDS

     The Funds have adopted the following fundamental policies that cannot be changed without the affirmative vote of a majority of the outstanding shares of the appropriate Fund (as defined in the Investment Company Act).

     All percentage limitations set forth below apply immediately after a purchase or initial investment, and any subsequent change in any applicable percentage resulting from market fluctuations will not require elimination of any security from the relevant portfolio.

     The investment objective of each Fund is a fundamental policy. In addition, no Fund:

     (1) May invest in securities of any one issuer if more than 5% of the market value of its total assets would be invested in the securities of such issuer, except that up to 25% of a Fund's total assets may be invested without regard to this restriction and a Fund will be permitted to invest all or a portion of its assets in another diversified, open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund. This restriction also does not apply to investments by a Fund in securities of the U.S. Government or any of its agencies and instrumentalities.

     (2) May purchase more than 10% of the outstanding voting securities, or of any class of securities, of any one issuer, or purchase the securities of any issuer for the purpose of exercising control or management, except that a Fund will be permitted to invest all or a portion of its assets in another diversified, open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund.

     (3) May invest 25% or more of the market value of its total assets in the securities of issuers in any one particular industry, except that a Fund will be permitted to invest all or a portion of its assets in another diversified, open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund. This restriction does not apply to investments by a Fund in securities of the U.S. Government or its agencies and instrumentalities or to investments by the Money Market Fund in obligations of domestic branches of U.S. banks and U.S. branches of foreign banks which are subject to the same regulation as U.S. banks.

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
     (4) May purchase or sell real estate. However, a Fund may invest in securities secured by, or issued by companies that invest in, real estate or interests in real estate.

     (5) May make loans of money, except that a Fund may purchase publicly distributed debt instruments and certificates of deposit and enter into repurchase agreements. Each Fund reserves the authority to make loans of its portfolio securities in an aggregate amount not exceeding 30% of the value of its total assets. This restriction does not apply to the Money Market Fund.

     (6) May borrow money on a secured or unsecured basis, except for temporary, extraordinary or emergency purposes or for the clearance of transactions in amounts not exceeding 20% of the value of its total assets at the time of the borrowing, provided that, pursuant to the Investment Company Act, a Fund may borrow money if the borrowing is made from a bank or banks and only to the extent that the value of the Fund's total assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including proposed borrowings), and provided, further that the borrowing may be made only for temporary, extraordinary or emergency purposes or for the clearance of transactions in amounts not exceeding 20% of the value of the Fund's total assets at the time of the borrowing. If such asset coverage of 300% is not maintained, the Fund will take prompt action to reduce its borrowings as required by applicable law.

     (7) May pledge or in any way transfer as security for indebtedness any securities owned or held by it, except to secure indebtedness permitted by restriction 6 above. This restriction shall not prohibit the Funds from engaging in options, futures and foreign currency transactions, and shall not apply to the Money Market Fund.

     (8) May underwrite securities of other issuers, except insofar as it may be deemed an underwriter under the Securities Act in selling portfolio securities.

     (9) May invest more than 15% (10% in the case of the Money Market Fund) of the value of its net assets in securities that at the time of purchase are illiquid.

     (10) May purchase securities on margin, except for initial and variation margin on options and futures contracts, and except that a Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of securities.

     (11) May engage in short sales (other than the MidCap Growth, SmallCap Growth, Worldwide Growth, International Core Growth, International SmallCap Growth, Strategic Income and High Yield II Funds), except that a Fund may use such short-term credits as are necessary for the clearance of transactions.

     (12) May invest in securities of other investment companies, except (a) that a Fund will be permitted to invest all or a portion of its assets in another diversified, open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund; (b) in compliance with the Investment Company Act and applicable state securities laws, or (c) as part of a merger, consolidation, acquisition or reorganization involving the Fund.

     (13) May issue senior securities, except that a Fund may borrow money as permitted by restrictions 6 and 7 above. This restriction shall not prohibit the Funds from engaging in short sales, options, futures and foreign currency transactions.

     (14) May enter into transactions for the purpose of arbitrage, or invest in commodities and commodities contracts, except that a Fund may invest in stock index, currency and financial futures contracts and related options in accordance with any rules of the Commodity Futures Trading Commission.

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
     (15) May purchase or write options on securities, except for hedging purposes (except in the case of the Strategic Income Fund, which may do so for non-hedging purposes) and then only if (i) aggregate premiums on call options purchased by a Fund do not exceed 5% of its net assets, (ii) aggregate premiums on put options purchased by a Fund do not exceed 5% of its net assets, (iii) not more than 25% of a Fund's net assets would be hedged, and (iv) not more than 25% of a Fund's net assets are used as cover for options written by the Fund. This restriction does not apply to the Money Market Fund.

     For purposes of investment restriction number 5, the Trust considers the restriction to prohibit the Funds from entering into instruments that have the character of a loan, I.E., instruments that are negotiated on a case-by-case basis between a lender and a borrower. The Trust considers the phrase "publicly distributed debt instruments" in that investment restriction to include, among other things, registered debt securities and unregistered debt securities that are offered pursuant to Rule 144A under the Securities Act of 1933. As a result, the Funds may invest in such securities. Further, the Trust does not consider investment restriction number 5 to prevent the Funds from investing in investment companies that invest in loans.

                 INVESTMENT RESTRICTIONS -- THE HIGH YIELD FUND

     The Fund has adopted the following investment restrictions as fundamental policies that cannot be changed without approval by the holders of a majority of its outstanding shares, which means the lesser of (1) 67% of the Fund's shares present at a meeting at which the holders of more than 50% of the outstanding shares are present in person or by proxy, or (2) more than 50% of the Fund's outstanding shares. The Fund may not:

     (1) Issue senior securities. Good faith hedging transactions and similar investment strategies will not be treated as senior securities for purposes of this restriction so long as they are covered in accordance with applicable regulatory requirements and are structured consistent with current SEC interpretations.

     (2)  Underwrite securities of other issuers.

     (3) Invest in commodities except that the Fund may purchase and sell futures contracts, including those relating to securities, currencies, indexes and options on futures contracts or indexes and currencies underlying or related to any such futures contracts.

     (4) Make loans to persons except (a) through the purchase of a portion of an issue of publicly distributed bonds, notes, debentures and other evidences of indebtedness customarily purchased by institutional investors, (b) by the loan of its portfolio securities in accordance with the policies described under "Lending of Portfolio Securities," or (c) to the extent the entry into a repurchase agreement is deemed to be a loan.

     (5)  Purchase the  securities of another  investment  company or investment
          trust,   except  as  they  may  be  acquired  as  part  of  a  merger, consolidation or acquisition of assets.

     (6) Purchase any securities on margin or effect a short sale of a security. (This restriction does not preclude the Fund from obtaining such short-term credits as may be necessary for the clearance of purchases and sales of its portfolio securities.)

     (7) Buy securities from or sell securities to its investment adviser or principal distributor or any of their affiliates or any affiliates of its Directors, as principal.

     (8) Buy, lease or hold real property except for office purposes. (This restriction does not preclude investment in marketable securities of companies engaged in real estate activities.)

     (9) As to 75% of the value of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer (other than the United States Government) or acquire more than 10% of the

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
          outstanding voting securities of any one issuer; but as to the remaining 25% of its total assets, it retains freedom of action.

     (10) Borrow money except from banks for temporary or emergency purposes and not for investment purposes, and then only in amounts not in excess of 5% of the value of its total assets.

     (11) Invest  in  the   securities  of  any  company  that,   including  its
          predecessors, has not been in business for at least three years.

     (12) Invest more than 25% of the value of its total assets in any one industry.

     (13) Invest in securities of any one issuer for the purpose of exercising control or management.

     The Fund is also subject to the following restrictions and policies that are not fundamental and may, therefore, be changed by the Board of Directors without shareholder approval. Notwithstanding the restrictions above, the High Yield Fund will not, so long as its shares are registered for sale in the State of South Dakota: (i) have more than 10% of its total assets invested in securities of issuers that the Fund is restricted from selling to the public without registration under the Securities Act of 1933, as amended; (ii) have more than 10% of its total assets invested in real estate investment trusts or investment companies; (iii) have more than 5% of its assets invested in options, financial futures or stock index futures, other than hedging positions or positions that are covered by cash or securities; (iv) have more than 5% of its assets invested in equity securities of issuers that are not readily marketable and securities of issuers that have been in operation for less than three years; and (v) invest any part of its total assets in real estate or interests in real estate, excluding readily marketable securities and real estate used for office purposes; commodities, other than precious metals not to exceed 10% of the Fund's total assets; commodity futures contracts or options other than as permitted by investment companies qualifying for an exemption from the definition of commodity pool operator; or interests in commodity pools or oil, gas or other mineral exploration or development programs.

     The High Yield Fund will not, so long as its shares are registered for sale in the State of Texas, invest in oil, gas or other mineral leases or in real estate limited partnerships. The Fund will limit its investments in warrants, valued at the lower of cost or market, to 5% of its net assets. Included within that amount, but not to exceed 2% of the Fund's net assets, may be warrants that are not listed on the New York or American Stock Exchange. The Fund will not make loans unless collateral values are continuously maintained at no less than 100% by "marking to market" daily.

     The High Yield Fund will not, so long as its shares are registered for sale in the State of Ohio: (i) purchase or retain securities of any issuer if the officers or directors of the Fund, its adviser or manager owning beneficially more than one-half of one percent of the securities of an issuer together own beneficially more than five percent of the securities of that issuer, or (ii) borrow, pledge, mortgage or hypothecate its assets in excess of 1/3 of total Fund assets. The Fund will only borrow money for emergency or extraordinary purposes.

               INVESTMENT RESTRICTIONS -- THE BANK AND THRIFT FUND

     The Fund has adopted the following investment restrictions as fundamental policies that cannot be changed without approval by the holders of a majority of its outstanding shares, which means the lesser of (1) 67% of the Fund's shares present at a meeting at which the holders of more than 50% of the outstanding shares are present in person or by proxy, or (2) more than 50% of the Fund's outstanding shares. The Fund may not:

     (1) Invest more than 25% of its total assets in any industry or group of related industries other than the banking and thrift industries, except for temporary or defensive positions.

     (2) Borrow, except that it may borrow in an amount up to 15% of its total assets to obtain such short-term credits as are necessary for the clearance of securities transactions.

     (3) Invest in repurchase agreements maturing in more than 7 days, if as a result of such investment more than 10% of the Fund's total assets would be invested in such repurchase agreements.

     (4)  Purchase   securities   for  which  there  are  legal  or  contractual
          restrictions on resale, if as a result of such purchase more than 10% of the Fund's total assets would be invested in such securities.

     (5) Invest more than 5% of the value of its net assets in marketable warrants to purchase common stock.

     (6) Purchase securities of any one issuer, other than U.S. Government securities, if immediately after such purchase more than 5% of the value of the Fund's total assets would be invested in such issuer or the Fund would own more than 10% of the outstanding voting securities of an issuer or more than 10% of any class of securities of an issuer, except that up to 25% of the Fund's total assets may be invested without regard to the restrictions in this Item 6. For this purpose, all outstanding bonds and other evidences of indebtedness shall be deemed within a single class regardless of maturities, priorities, coupon rates, series, designations, conversion rights, security or other differences.

     (7) Act as an underwriter of securities of other issuers, except, to the extent that it may be deemed to act as an underwriter in certain cases when disposing of restricted securities (See also Item 4 above.).

     (8) Purchase or sell real estate, commodities, commodity futures contracts, or oil or gas exploration or development programs; or sell short, or write, purchase, or sell straddles, spreads or combinations thereof.

     (9) Make loans, except that the Fund may purchase or hold Debt Securities in accordance with its investment policies and objectives.

     (10) Purchase securities on margin or hypothecate, mortgage or pledge any of its assets except for the purpose of securing borrowings permitted by Item 2 above and then only in an amount up to 15% of the value of the Fund's total assets at the time of borrowing.

     (11) Issue senior securities, except (1) insofar as the Fund may be deemed to have issued a senior security by reason of borrowing money in accordance with the Fund's fundamental restriction on borrowing and
          (2) as permitted by the Investment Company Act of 1940, as amended, and the rules and regulations promulgated thereunder or an exemption therefrom.

     The following investment restrictions are not fundamental and may be changed by the Board of Directors without shareholder approval. Appropriate notice will be given of any changes in these restrictions made by the Board of Directors. The Fund may not:

     (12) Participate on a joint or joint and several basis in any trading account in securities.

     (13) Purchase  securities  of any issuer  for the  purposes  of  exercising
          control  or   management,   except  in   connection   with  a  merger,
          consolidation, acquisition or reorganization.

     (14) Invest more than 5% of the Fund's total assets in securities of any issuer which, together with its predecessors, has been in continuous operation less than three years.

     (15) Purchase or retain the securities of any issuer if those officers or Directors of the Fund or officers or Directors of the Investment Manager who each own beneficially more than 1/2 of 1% of the securities of that issuer together own more than 5% of the securities of such issuer.

     (16) Invest in illiquid securities if, as a result, more than 15% of the Fund's net assets would be invested in such securities.

     If a percentage restriction is adhered to at the time of investment, a later increase or decrease in a percentage from a change in values of portfolio securities or amount of total assets will not be considered a violation of any of the foregoing restrictions.

        INVESTMENT RESTRICTIONS -- THE GOVERNMENT SECURITIES INCOME FUND

     The Fund has adopted the following investment restrictions as fundamental policies that cannot be changed without approval by the holders of a majority of its outstanding shares, which means the lesser of (1) 67% of the Fund's shares present at a meeting at which the holders of more than 50% of the outstanding shares are present in person or by proxy, or (2) more than 50% of the Fund's outstanding shares. The Fund may not:

     (1) Purchase any securities other than obligations issued or guaranteed by the United States Government or its agencies, some of which may be subject to repurchase agreements. There is no limit on the amount of the Fund's assets that may be invested in the securities of any one issuer of such obligations.

     (2) Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objective and policies,
          (b) to the extent the entry into a repurchase agreement is deemed to be a loan or (c) by the loan of its portfolio securities in accordance with the policies described under "Investment Objective and Policies."

     (3) (a) Borrow money, except temporarily for extraordinary or emergency purposes from a bank and then not in excess of 10% of its total assets (at the lower of cost or fair market value). No additional investment may be made while any such borrowing are in excess of 5% of total assets. For purposes of this investment restriction, the entry into reverse repurchase agreements, dollar-rolls and delayed delivery transactions, including those relating to pair-offs, shall not constitute borrowing.

          (b) Mortgage, pledge or hypothecate any of its assets except to the extent necessary to secure permitted borrowing and to the extent related to the deposit of assets in escrow in connection with (i) the purchase of securities on a forward commitment or delayed delivery basis, and (ii) reverse repurchase agreements and dollar-rolls.

          (c) Borrow money, including the entry into reverse repurchase agreements and dollar roll transactions and purchasing securities on a delayed delivery basis, if, as a result of such borrowing, more than 33-1/3 of the total assets of the Fund, taken at market value at the time of such borrowing, is derived from borrowing. For purposes of this limitation, a delay between purchase and settlement of a security that occurs in the ordinary course for the market on which the security is purchased or issued is not considered a purchase of a security on a delayed delivery basis.

     (4) Purchase securities on margin, sell securities short or participate on a joint or joint and several basis in any securities trading account. (Does not preclude the Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities.)

     (5) Underwrite any securities, except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

     (6) Buy or sell interests in oil, gas or mineral exploration or development programs, or purchase or sell commodities, commodity contracts or real estate. (Does not preclude the purchase of GNMA mortgage-backed certificates.)

     (7) Purchase or hold securities of any issuer, if, at the time of purchase or thereafter, any of the Officers and Directors of the Fund or its Investment Manager own beneficially more than 1/2 of 1%, and such Officers and Directors holding more than 1/2 of 1% together own beneficially more than 5%, of the issuer's securities.

     (8) Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

     (9) Issue senior securities, except insofar as the Fund may be deemed to have issued a senior security by reason of borrowing money in accordance with the Fund's borrowing policies or investment techniques, and except for purposes of this investment restriction, collateral, escrow, or margin or other deposits with respect to the making of short sales, the purchase or sale of futures contracts or related options, purchase or sale of forward foreign currency contracts, and the writing of options on securities are not deemed to be an issuance of a senior security.

     The Fund is also subject to the following restrictions and policies that are not fundamental and may, therefore, be changed by the Board of Directors without shareholder approval. The Fund will not invest more than 5% of the net assets of the Fund in warrants, whether or not listed on the New York or American Stock Exchanges, including no more than 2% of its total assets which may be invested in warrants that are not listed on those exchanges. Warrants acquired by the Fund in units or attached to securities are not included in this restriction. The Fund will not, so long as its shares are registered in the State of Texas, invest in oil, gas, or other mineral leases or real estate limited partnership interests. The Fund will not make loans to others, unless collateral values are continuously maintained at no less than 100% by "marking to market" daily.

OPERATING RESTRICTIONS - FOR THE ING PILGRIM MUTUAL FUNDS

     As a matter of operating (not fundamental) policy adopted by the Board of Trustees of the Trust, no Fund:

     (1) May invest in interests in oil, gas or other mineral exploration or development programs or leases, or real estate limited partnerships, although a Fund may invest in the securities of companies which invest in or sponsor such programs.

     (2) May lend any securities from its portfolio unless the value of the collateral received therefor is continuously maintained in an amount not less than 100% of the value of the loaned securities by marking to market daily.

PRIMARY FUND RESTRICTIONS - FOR THE ING PILGRIM MUTUAL FUNDS

     The following are the fundamental operating restrictions of the Primary Institutional Fund in which the Money Market Fund invests substantially all of its assets:

     The Primary Institutional Fund cannot:

     (1) Borrow money except as a temporary or emergency measure and not in an amount to exceed 5% of the market value of its total assets;

     (2) Issue senior securities except in compliance with the Investment Company Act;

     (3) Act as an underwriter with respect to the securities of others except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under federal securities law;

     (4) Concentrate investments in any particular industry except to the extent that its investments are concentrated exclusively in U.S. government securities and bank obligations, including obligations of foreign branches of domestic banks where the domestic parent would be unconditionally liable in the event that the foreign branch failed to pay on its instruments for any reason, and Municipal Obligations or instruments secured by such obligations;

     (5) Purchase, sell or otherwise invest in real estate or commodities or commodity contracts;

     (6) Lend more than 33 1/3% of the value of its total assets except to the extent its investments may be considered loans;

     (7) Sell any security short or write, sell or purchase any futures contract or put or call option; and

     (8)  Make investments on a margin basis.

     Notwithstanding the foregoing investment restrictions, the Primary Institutional Fund may invest substantially all of its assets in another open-end investment company with substantially the same investment objective as the Primary Institutional Fund.

PRIMARY INSTITUTIONAL FUND OPERATING RESTRICTIONS

     As a matter of operating (non-fundamental policy) the Primary Institutional Fund may not invest for the purpose of exercising control.

     In addition to the restrictions described above, each of these funds may, from time to time, agree to additional investment restrictions for purposes of compliance with the securities laws of those foreign jurisdictions where the Fund intends to offer or sell its shares.

                             PORTFOLIO TRANSACTIONS

     Each Investment Management Agreement and Portfolio Management Agreement or Sub-Advisory Agreement authorizes the Investment Manager or Sub-Adviser to select the brokers or dealers that will execute the purchase and sale of investment securities for each Fund. In all purchases and sales of securities for the portfolio of a Fund, the primary consideration is to obtain the most favorable price and execution available. Pursuant to the Investment Management Agreements and Portfolio Management Agreements or Sub-Advisory Agreements, each Investment Manager or Sub Advisor determines, subject to the instructions of and review by the Board of Directors/Trustees of the Fund, which securities are to be purchased and sold by the Funds and which brokers are to be eligible to execute portfolio transactions of the Fund. Purchases and sales of securities in the over-the-counter market will generally be executed directly with a
"market-maker," unless in the opinion of the Investment Manager or a Sub-Adviser, a better price and execution can otherwise be obtained by using a broker for the transaction.

     In placing portfolio transactions, the Investment Manager or Sub-Adviser will use its best efforts to choose a broker capable of providing the brokerage services necessary to obtain the most favorable price and execution available. The full range and quality of brokerage services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm's risk in positioning a block of securities, and other factors. With respect to Bank and Thrift Fund, such other factors would include the firm's ability to engage in transactions in shares of banks and thrifts that are not listed on an organized stock exchange. The Investment Manager or Sub-Adviser will seek to obtain the best commission rate available from brokers that are believed to be capable of providing efficient execution and handling of the orders. In those instances where it is reasonably determined that more than one broker can offer the brokerage services needed to obtain the most favorable price and execution available, consideration may be given to those brokers that supply research and statistical information to a Fund, the Investment Manager, and/or the
Sub-Adviser, and provide other services in addition to execution services. The Investment Manager or Sub-Adviser considers such information, which is in addition to and not in lieu of the services required to be performed by the Investment Manager or Sub-Adviser to be useful in varying degrees, but of indeterminable value. Consistent with this policy, portfolio transactions may be executed by brokers affiliated with the Pilgrim Group or the Investment Manager or Sub-Advisers, so long as the commission paid to the affiliated broker is reasonable and fair compared to the commission that would be charged by an unaffiliated broker in a comparable transaction. The placement of portfolio brokerage with broker-dealers who have sold shares of a Fund is subject to rules adopted by the National Association of Securities Dealers, Inc. ("NASD") Provided the Fund's officers are satisfied that the Fund is receiving the most favorable price and execution available, the Fund may also consider the sale of the Fund's shares as a factor in the selection of broker-dealers to execute its portfolio transactions.

     While it will continue to be the Funds' general policy to seek first to obtain the most favorable price and execution available, in selecting a broker to execute portfolio transactions for a Fund, the Fund may also give weight to the ability of a broker to furnish brokerage and research services to the Fund, the Investment Manager or the Sub-Adviser, even if the specific services were not imputed to the Fund and were useful to the Investment Manager and/or Sub-Adviser in advising other clients. In negotiating commissions with a broker, the Fund may therefore pay a higher commission than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission has been determined in good faith by the Investment Manager or Sub-Adviser to be reasonable in relation to the value of the brokerage and research services provided by such broker.

     Purchases of securities for a Fund also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers which specialize in the types of securities which the Fund will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principals for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter which has provided such research or other services as mentioned above.

     Some securities considered for investment by a Fund may also be appropriate for other clients served by that Fund's Investment Manager or Sub-Adviser. If the purchase or sale of securities consistent with the investment policies of a Portfolio and one or more of these other clients serviced by the Investment Manager or Sub-Adviser is considered at or about the same time, transactions in such securities will be allocated among the Fund and the Investment Manager's or Sub-Adviser's other clients in a manner deemed fair and reasonable by the Investment Manager or Sub-Adviser. Although there is no specified formula for allocating such transactions, the various allocation methods used by the Investment Manager or Sub-Adviser, and the results of such allocations, are subject to periodic review by the Board of Directors/Trustees. To the extent any of Funds seek to acquire the same security at the same time, one or more of the Funds may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price for such security. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as a specific Fund is concerned.

     Each Fund does not intend to effect any transactions in its portfolio securities with any broker-dealer affiliated directly or indirectly with the Investment Manager, except for any sales of portfolio securities that may legally be made pursuant to a tender offer, in which event the Investment Manager will offset against its management fee a part of any tender fees that may be legally received and retained by an affiliated broker-dealer.

     Purchases and sales of fixed income securities will usually be principal transactions. Such securities often will be purchased or sold from or to dealers serving as market makers for the securities at a net price. Each Fund may also purchase such securities in underwritten offerings and will, on occasion, purchase securities directly from the issuer. Generally, fixed income securities are traded on a net basis and do not involve brokerage commissions. The cost of executing fixed income securities transactions consists primarily of dealer spreads and underwriting commissions.

     In purchasing and selling fixed income securities, it is the policy of each Fund to obtain the best results, while taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors, such as the dealer's risk in positioning the securities involved. While Pilgrim generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily pay the lowest spread or commission available.

     Brokerage commissions paid by each Fund for previous fiscal years/periods are as follows:

                                             Oct. 31                   June 30
                                             -------    --------------------------------------
                                              2000         2000           1999          1998
                                              ----         ----           ----          ----
International Core Growth Fund(1)             ___       $  627,554    $  337,039     1,150,595
Worldwide Growth Fund(1)                      ___       $2,562,446    $  390,084    $1,166,321
International SmallCap Growth Fund(1)         ___       $3,660,023    $  247,580    $  873,671
Emerging Countries Fund(1)                    ___       $2,767,514    $1,036,293    $3,945,783
LargeCap Growth Fund                          N/A       $1,017,307    $   58,467    $  115,558
MidCap Growth Fund                            N/A       $  677,532    $  344,683    $1,291,517
SmallCap Growth Fund                          N/A       $  545,288    $  156,586    $  974,722
Convertible Fund                              N/A       $  134,086    $   15,340    $  158,049
Balanced Fund                                 N/A       $  102,510    $   38,023    $   25,782
Strategic Income Fund                         N/A       $   11,424    $    3,257    $        0
Money Market Fund                             N/A              N/A           N/A           N/A
High Yield Fund II                            N/A       $   27,105    $        0    $        0
Asia-Pacific Equity Fund(1)                   ___       $  270,650    $  203,029    $  302,383
MidCap Value Fund                             N/A       $  246,608    $  364,903    $   16,687
LargeCap Leaders Fund                         N/A       $   29,863    $  551,028    $   50,835
MagnaCap Fund                                 N/A       $  301,665    $  300,524    $  456,000
High Yield Fund                               N/A       $    4,080    $        0    $        0
Bank and Thrift Fund(2)                       N/A          $359,31    $  584,160    $  316,000
Government Securities Income Fund             N/A       $        0    $        0    $        0

----------
(1) For the four month period of July 1, 2000 to October 31, 2000. Effective ________, 2000, the Fund changed its fiscal year end to October 31 from June 30.
(2) For the Bank and Thrift Fund, for the years ended December 31, 1997 and the six-month period ended June 30, 1998.

                                                         For The Fiscal Years
                                                           Ended October 31
                                                      --------------------------
                                          2000           1999             1998
                                          ----           ----             ----
Growth + Value Fund ...........                       $  374,786        $339,495
International Value Fund(1) ...                       $1,316,582        $995,910
Emerging Markets Value Fund(2)                        $   47,474        $ 33,868
Research Enhanced Index Fund(3)                       $  103,616             N/A

High Total Return Fund II .....                       $    5,659             N/A

High Total Return Fund ........                       $   26,963             N/A

----------
(1) Prior to April 21, 1997, the International Value Fund was operated as the Brandes International Fund, a series of the Brandes Investment Trust, and distributed by Worldwide Value Distributors, L.L.C.
(2)  Pilgrim  Emerging  Markets  Value Fund  commenced  operations on January 1,
     1998.
(3) Pilgrim Research Enhanced Index Fund commenced operations on December 30, 1998.

                                         For The Fiscal Years Ended December 31
                                        ----------------------------------------
                                          2000         1999             1998
                                          ----         ----             ----
SmallCap Opportunities Fund.............              $   429,651      $957,784
Mid-Cap Opportunities Fund..............              $   144,341      $ 54,968
Growth Opportunities Fund...............              $ 1,091,033      $423,680

     Of the total commissions paid during the fiscal period ended June 30, 2000, $2,028,435 (15%) were paid to firms which provided research, statistical or other services to the Investment Manager. The Investment Manager has not separately identified a portion of such commissions as applicable to the provision of such research, statistical or otherwise.

     During the year ended June 30, 2000, the following Funds (or their predecessor master funds) acquired securities of their regular brokers or dealers (as defined in Rule 10b-1 under the Investment Company Act) or their parents: Worldwide Growth Fund-Goldman Sachs Group; MidCap Growth Fund-Donaldson Lufkin & Jenrette; Convertible Fund-Merrill Lynch & Co., Morgan Stanley Dean Witter Discover Co.; Balanced Fund-Donaldson Lufkin & Jenrette, Goldman Sachs Group, Merrill Lynch & Co., Morgan Stanley Dean Witter Discover & Co.; Strategic Income-Donaldson Lufkin & Jenrette, J.P. Morgan & Co., Goldman Sachs Group, Morgan Stanley Dean Witter Discover & Co.; LargeCap Growth Fund-Goldman Sachs Group. The holdings of securities of such brokers and dealers were as follows as of June 30, 2000: Convertible Fund- Morgan Stanley Dean Witter Discover Co. $4,653,766; Balanced Fund-J. P. Morgan & Co. $825,937, Merrill Lynch & Co. $776,250; SmallCap Growth Fund-Dain Rauscher Corp. $2,059,200; LargeCap Leaders Fund-Merrill Lynch & Co., $804,425

     As of October 31, 2000, the following Funds held securities of their regular brokers or dealers:

ABOUT THE MONEY MARKET FUND

     With respect to the Primary Fund in which the Money Market Fund invests its assets, Reserve Management Company, Inc. is responsible for decisions to buy and sell securities, broker-dealer selection and negotiation of commission rates. As investment securities transactions made by the Primary Fund are normally principal transactions at net prices, the Primary Fund does not normally incur brokerage commissions. Purchases of securities from underwriters involve a commission or concession paid by the issuer to the underwriter and after market transactions with dealers involve a spread between the bid and asked prices. The Primary Fund has not paid any brokerage commissions during the past three fiscal years.

     The Primary Fund's policy of investing in debt securities maturing within 13 months results in high portfolio turnover. However, because the cost of these transactions is minimal, high turnover does not have a material, adverse effect upon the net asset value ("NAV") or yield of the Primary Fund.

     Subject to the overall supervision of the officers of the Primary Fund and the Board of Trustees, Reserve Management Company, Inc. places all orders for the purchase and sale of the Primary Fund's investment securities. In general, in the purchase and sale of investment securities, Reserve Management Company, Inc. will seek to obtain prompt and reliable execution of orders at the most favorable prices and yields. In determining best price and execution, Reserve Management Company, Inc. may take into account a dealer's operational and financial capabilities, the type of transaction involved, the dealer's general relationship with Reserve Management Company, Inc., and any statistical, research, or other services provided by the dealer to Reserve Management Company, Inc. To the extent such non-price factors are taken into account the execution price paid may be increased, but only in reasonable relation to the benefit of such non-price factors to the Primary Fund as determined by Reserve Management Company, Inc. Brokers or dealers who execute investment securities transactions may also sell shares of the Primary Fund; however, any such sales will be neither a qualifying nor disqualifying factor in the selection of brokers or dealers.

     When orders to purchase or sell the same security on identical terms are simultaneously placed for the Primary Fund and other investment companies managed by Reserve Management Company, Inc., the transactions are allocated as to amount in accordance with each order placed for each fund. However, Reserve Management Company, Inc. may not always be able to purchase or sell the same security on identical terms for all investment companies affected.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     A complete description of the manner in which shares may be purchased, redeemed or exchanged appears in the Prospectus under "Shareholder Guide." Shares of the Funds are offered at the net asset value next computed following receipt of the order by the dealer (and/or the Distributor) or by the Company's transfer agent, DST Systems, Inc. ("Transfer Agent"), plus, for Class A and Class M shares, a varying sales charge depending upon the class of shares purchased and the amount of money invested, as set forth in the Prospectus. An investor may exchange shares of a Fund for shares of the same class of any ING Fund, without paying any additional sales charge. Shares subject to a CDSC will continue to age from the date that the original shares were purchased.

     Certain investors may purchase shares of the Funds with liquid assets with a value which is readily ascertainable by reference to a domestic exchange price and which would be eligible for purchase by a Fund consistent with the Fund's investment policies and restrictions. These transactions only will be effected if the Sub-Adviser intends to retain the security in the Fund as an investment. Assets so purchased by a Fund will be valued in generally the same manner as they would be valued for purposes of pricing the Fund's shares, if such assets were included in the Fund's assets at the time of purchase. Each Company reserves the right to amend or terminate this practice at any time.

SPECIAL PURCHASES AT NET ASSET VALUE

     Class A or Class M shares of the Funds may be purchased at net asset value, without a sales charge, by persons who have redeemed their Class A or Class M Shares of a Fund (or shares of other funds managed by the Investment Manager in accordance with the terms of such privileges established for such funds) within the previous 90 days. The amount that may be so reinvested in the Fund is limited to an amount up to, but not exceeding, the redemption proceeds (or to the nearest full share if fractional shares are not purchased). In order to exercise this privilege, a written order for the purchase of shares must be received by the Transfer Agent, or be postmarked, within 90 days after the date of redemption. This privilege may only be used once per calendar year. Payment must accompany the request and the purchase will be made at the then current net asset value of the Fund. Such purchases may also be handled by a securities dealer who may charge a shareholder for this service. If the shareholder has realized a gain on the redemption, the transaction is taxable and any reinvestment will not alter any applicable Federal capital gains tax. If there has been a loss on the redemption and a subsequent reinvestment pursuant to this privilege, some or all of the loss may not be allowed as a tax deduction depending upon the amount reinvested, although such disallowance is added to the tax basis of the shares acquired upon the reinvestment.

     Class A Shares of the Funds may also be purchased at net asset value by any person who can document that Fund shares were purchased with proceeds from the redemption (within the previous 90 days) of shares from any unaffiliated mutual fund on which a sales charge was paid or which were subject at any time to a CDSC, and the Distributor has determined in its discretion that the unaffiliated fund invests primarily in the same types of securities as the Pilgrim Fund purchased.

     Additionally, Class A or Class M Shares of the Funds may also be purchased at net asset value by any charitable organization or any state, county, or city, or any instrumentality, department, authority or agency thereof that has determined that a Fund is a legally permissible investment and that is prohibited by applicable investment law from paying a sales charge or commission in connection with the purchase of shares of any registered management investment company ("an eligible governmental authority"). If an investment by an eligible governmental authority at net asset value is made though a dealer who has executed a selling group agreement with respect to the Company (or the other open-end Pilgrim Funds) the Distributor may pay the selling firm 0.25% of the Offering Price.

     Shareholders of Pilgrim General Money Market Shares who acquired their shares by using all or a portion of the proceeds from the redemption of Class A or Class M shares of other open-end Pilgrim Funds distributed by the Distributor may reinvest such amount plus any shares acquired through dividend reinvestment in Class A or Class M Shares of a Fund at its current net asset value, without a sales charge.

     The officers, directors/trustees and bona fide full-time employees of each Company and the officers, directors and full-time employees of the Investment Manager, any Sub-Adviser, the Distributor, any service provider to a Fund or affiliated corporations thereof or any trust, pension, profit-sharing or other benefit plan for such persons, broker-dealers, for their own accounts or for members of their families (defined as current spouse, children, parents, grandparents, uncles, aunts, siblings, nephews, nieces, step-relations, relations at-law, and cousins) employees of such broker-dealers (including their immediate families) and discretionary advisory accounts of the Investment Manager or any Sub-Adviser, may purchase Class A or Class M Shares of a Fund at net asset value without a sales charge. Such purchaser may be required to sign a letter stating that the purchase is for his own investment purposes only and that the securities will not be resold except to the Fund. Each Company may, under certain circumstances, allow registered investment adviser's to make investments on behalf of their clients at net asset value without any commission or concession.

     Class A or M shares may also be purchased at net asset value by certain fee based registered investment advisers, trust companies and bank trust departments under certain circumstances making investments on behalf of their clients and by shareholders who have authorized the automatic transfer of dividends from the same class of another open-end fund managed by the Investment Manager or from Pilgrim Prime Rate Trust.

     Class A or Class M shares may also be  purchased  without a sales charge by
(i) shareholders who have authorized the automatic transfer of dividends from the same class of another Pilgrim Fund distributed by the Distributor or from Pilgrim Prime Rate Trust; (ii) registered investment advisors, trust companies and bank trust departments investing in Class A shares on their own behalf or on behalf of their clients, provided that the aggregate amount invested in any one or more Funds, during the 13 month period starting with the first investment, equals at least $1 million; (iii) broker-dealers, who have signed selling group agreements with the Distributor, and registered representatives and employees of such broker-dealers, for their own accounts or for members of their families (defined as current spouse, children, parents, grandparents, uncles, aunts, siblings, nephews, nieces, step relations, relations-at-law and cousins); (iv) broker-dealers using third party administrators for qualified retirement plans who have entered into an agreement with the Pilgrim Funds or an affiliate, subject to certain operational and minimum size requirements specified from time-to-time by the Pilgrim Funds; (v) accounts as to which a banker or broker-dealer charges an account management fee ("wrap accounts"); and (vi) any registered investment company for which Pilgrim Investments, Inc. serves as adviser.

     Shares of the MagnaCap Fund are acquired at net asset value by State Street Bank & Trust, Kansas City, Missouri, as Custodian for Pilgrim Investment Plans, a unit investment trust for the accumulation of shares of the Fund. As of June 30, 1999, less than 2% of the Fund's then total outstanding shares were held by said Custodian for the account of such plan holders.

     The Funds may terminate or amend the terms of these sales charge waivers at any time.

LETTERS OF INTENT AND RIGHTS OF ACCUMULATION

     An investor may immediately qualify for a reduced sales charge on a purchase of Class A or Class M shares of any of the Funds which offers Class A shares, Class M shares or shares with front-end sales charges, by completing the Letter of Intent section of the Shareholder Application in the Prospectus (the "Letter of Intent" or "Letter"). By completing the Letter, the investor expresses an intention to invest during the next 13 months a specified amount which if made at one time would qualify for the reduced sales charge. At any time within 90 days after the first investment which the investor wants to qualify for the reduced sales charge, a signed Shareholder Application, with the Letter of Intent section completed, may be filed with the Fund. After the Letter of Intent is filed, each additional investment made will be entitled to the sales charge applicable to the level of investment indicated on the Letter of Intent as described above. Sales charge reductions based upon purchases in more than one investment in the Pilgrim Funds will be effective only after notification to the Distributor that the investment qualifies for a discount. The shareholder's holdings in the Investment Manager's funds (excluding Pilgrim

General Money Market Shares) acquired within 90 days before the Letter of Intent is filed will be counted towards completion of the Letter of Intent but will not be entitled to a retroactive downward adjustment of sales charge until the Letter of Intent is fulfilled. Any redemptions made by the shareholder during the 13-month period will be subtracted from the amount of the purchases for purposes of determining whether the terms of the Letter of Intent have been completed. If the Letter of Intent is not completed within the 13-month period, there will be an upward adjustment of the sales charge as specified below, depending upon the amount actually purchased (less redemption) during the period.

     An investor acknowledges and agrees to the following provisions by completing the Letter of Intent section of the Shareholder Application in the Prospectus. A minimum initial investment equal to 25% of the intended total investment is required. An amount equal to the maximum sales charge or 5.75% of the total intended purchase will be held in escrow at Pilgrim Funds, in the form of shares, in the investor's name to assure that the full applicable sales charge will be paid if the intended purchase is not completed. The shares in escrow will be included in the total shares owned as reflected on the monthly statement; income and capital gain distributions on the escrow shares will be paid directly by the investor. The escrow shares will not be available for redemption by the investor until the Letter of Intent has been completed, or the higher sales charge paid. If the total purchases, less redemptions, equal the amount specified under the Letter, the shares in escrow will be released. If the total purchases, less redemptions, exceed the amount specified under the Letter and is an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made by the Distributor and the dealer with whom purchases were made pursuant to the Letter of Intent (to reflect such further quantity discount) on purchases made within 90 days before, and on those made after filing the Letter. The resulting difference in offering price will be applied to the purchase of additional shares at the applicable offering price. If the total purchases, less redemptions, are less than the amount specified under the Letter, the investor will remit to the Distributor an amount equal to the difference in dollar amount of sales charge actually paid and the amount of sales charge which would have applied to the aggregate purchases if the total of such purchases had been made at a single account in the name of the investor or to the investor's order. If within 10 days after written request such difference in sales charge is not paid, the redemption of an appropriate number of shares in escrow to realize such difference will be made. If the proceeds from a total redemption are inadequate, the investor will be liable to the Distributor for the difference. In the event of a total redemption of the account prior to fulfillment of the Letter of Intent, the additional sales charge due will be deducted from the proceeds of the redemption and the balance will be forwarded to the Investor. By completing the Letter of Intent section of the Shareholder Application, an investor grants to the Distributor a security interest in the shares in escrow and agrees to irrevocably appoint the Distributor as his attorney-in-fact with full power of substitution to surrender for redemption any or all shares for the purpose of paying any additional sales charge due and authorizes the Transfer Agent or Sub-Transfer Agent to receive and redeem shares and pay the proceeds as directed by the Distributor. The investor or the securities dealer must inform the Transfer Agent or the Distributor that this Letter is in effect each time a purchase is made.

     If at any time prior to or after completion of the Letter of Intent the investor wishes to cancel the Letter of Intent, the investor must notify the Distributor in writing. If, prior to the completion of the Letter of Intent, the investor requests the Distributor to liquidate all shares held by the investor, the Letter of Intent will be terminated automatically. Under either of these situations, the total purchased may be less than the amount specified in the Letter of Intent. If so, the Distributor will redeem at NAV to remit to the Distributor and the appropriate authorized dealer an amount equal to the difference between the dollar amount of the sales charge actually paid and the amount of the sales charge that would have been paid on the total purchases if made at one time.

     The value of shares of the Fund plus shares of the other open-end funds distributed by the Distributor (excluding Pilgrim General Money Market Shares) can be combined with a current purchase to determine the reduced sales charge and applicable offering price of the current purchase. The reduced sales charge apply to quantity purchases made at one time or on a cumulative basis over any period of time by (i) an investor, (ii) the investor's spouse and children under the age of majority, (iii) the investor's custodian accounts for the benefit of a child under the Uniform gift to Minors Act, (iv) a trustee or other fiduciary of a single trust estate or a single fiduciary account (including a pension, profit-sharing and/or other employee benefit plans qualified under Section 401 of the Code), by trust companies' registered investment advisors, banks and bank trust departments for accounts over which they exercise exclusive investment discretionary authority and which are held in a fiduciary, agency, advisory, custodial or similar capacity.

     The reduced sales charge also apply on a non-cumulative basis, to purchases made at one time by the customers of a single dealer, in excess of $1 million. The Letter of Intent option may be modified or discontinued at any time.

     Shares of the Fund and other open-end Pilgrim Funds (excluding Pilgrim General Money Market Shares) purchased and owned of record or beneficially by a corporation, including employees of a single employer (or affiliates thereof) including shares held by its employees, under one or more retirement plans, can be combined with a current purchase to determine the reduced sales charge and applicable offering price of the current purchase, provided such transactions are not prohibited by one or more provisions of the Employee Retirement Income Security Act or the Internal Revenue Code. Individuals and employees should consult with their tax advisors concerning the tax rules applicable to retirement plans before investing.

     For the purposes of Rights of Accumulation and the Letter of Intent Privilege, shares held by investors in the Pilgrim Funds which impose a CDSC may be combined with Class A or Class M shares for a reduced sales charge but will not affect any CDSC which may be imposed upon the redemption of shares of a Fund which imposes a CDSC.

REDEMPTIONS

     Payment to shareholders for shares redeemed will be made within seven days after receipt by the Fund's Transfer Agent of the written request in proper form, except that a Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the New York Stock Exchange is restricted as determined by the SEC or such exchange is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio series or valuation of net assets of a Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of a Fund's shareholders. At various times, a Fund may be requested to redeem shares for which it has not yet received good payment. Accordingly, the Fund may delay the mailing of a redemption check until such time as it has assured itself that good payment has been collected for the purchase of such shares, which may take up to 15 days or longer.

     Each Fund intends to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, a Fund may make payment wholly or partly in securities at their then current market value equal to the redemption price. In such case, an investor may incur brokerage costs in converting such securities to cash. However, each Company has elected to be governed by the provisions of Rule 18f-1 under the 1940 Act, which contain a formula for determining the minimum amount of cash to be paid as part of any redemption. In the event a Fund must liquidate portfolio securities to meet redemptions, it reserves the right to reduce the redemption price by an amount equivalent to the pro-rated cost of such liquidation not to exceed one percent of the net asset value of such shares.

     Due to the relatively high cost of handling small investments, each Company reserves the right, upon 30 days written notice, to redeem, at net asset value (less any applicable deferred sales charge), the shares of any shareholder whose account has a value of less than $1,000 in the Fund, other than as a result of a decline in the net asset value per share. Before the Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount and will allow the shareholder 30 days to make an additional investment in an amount that will increase the value of the account to at least $1,000 before the redemption is processed. This policy will not be implemented where a Fund has previously waived the minimum investment requirements.

     The value of shares on redemption or repurchase may be more or less than the investor's cost, depending upon the market value of the portfolio securities at the time of redemption or repurchase.

     Certain purchases of Class A shares and most Class B and Class C shares may be subject to a CDSC. Shareholders will be charged a CDSC if certain of those shares are redeemed within the applicable time period as stated in the prospectus.

     No CDSC is imposed on any shares subject to a CDSC to the extent that those shares (i) are no longer subject to the applicable holding period, (ii) resulted from reinvestment of distributions on CDSC shares, or (iii) were exchanged for shares of another fund managed by the Investment Manager, provided that the shares acquired in such exchange and subsequent exchanges will continue to remain subject to the CDSC, if applicable, until the applicable holding period expires.

     The CDSC or redemption fee will be waived for certain redemptions of shares upon (i) the death or permanent disability of a shareholder, or (ii) in connection with mandatory distributions from an Individual Retirement Account ("IRA") or other qualified retirement plan. The CDSC or redemption fee will be waived in the case of a redemption of shares following the death or permanent disability of a shareholder if the redemption is made within one year of death or initial determination of permanent disability. The waiver is available for total or partial redemptions of shares owned by an individual or an individual in joint tenancy (with rights of survivorship), but only for redemptions of shares held at the time of death or initial determination of permanent disability. The CDSC or redemption fee will also be waived in the case of a total or partial redemption of shares in connection with any mandatory distribution from a tax-deferred retirement plan or an IRA. The waiver does not apply in the case of a tax-free rollover or transfer of assets, other than one following a separation from services, except that a CDSC or redemption fee may be waived in certain circumstances involving redemptions in connection with a distribution from a qualified employer retirement plan in connection with termination of employment or termination of the employer's plan and the transfer to another employer's plan or to an IRA. The shareholder must notify the Fund either directly or through the Distributor at the time of redemption that the shareholder is entitled to a waiver of CDSC or redemption fee. The waiver will then be granted subject to confirmation of the shareholder's entitlement. The CDSC or redemption fee, which may be imposed on Class A shares purchased in excess of $1 million, will also be waived for registered investment advisors, trust companies and bank trust departments investing on their own behalf or on behalf of their clients. These waivers may be changed at any time.

REINSTATEMENT PRIVILEGE

     If you sell Class B, Class C or Class T shares of a Pilgrim Fund, you may reinvest some or all of the proceeds in the same share class within 90 days without a sales charge. Reinstated Class B, Class C and Class T shares will retain their original cost and purchase date for purposes of the CDSC. The amount of any CDSC also will be reinstated. To exercise this privilege, the written order for the purchase of shares must be received by the Transfer Agent or be postmarked within 90 days after the date of redemption. This privilege can be used only once per calendar year. If a loss is incurred on the redemption and the reinstatement privilege is used, some or all of the loss may not be allowed as a tax deduction.

CONVERSION OF CLASS B SHARES

     A shareholder's Class B shares will automatically convert to Class A shares in the Fund on the first business day of the month in which the eighth anniversary of the issuance of the Class B shares occurs, together with a pro rata portion of all Class B shares representing dividends and other distributions paid in additional Class B shares, except that Class B Shares acquired initially through Funds that were part of the Nicholas-Applegate Mutual Funds at the time of purchase will convert after seven years from the date of original purchase. The conversion of Class B shares into Class A shares is subject to the continuing availability of an opinion of counsel or an Internal Revenue Service ("IRS") ruling, if the Investment Manager deems it advisable to obtain such advice, to the effect that (1) such conversion will not constitute taxable events for federal tax purposes; and (2) the payment of different dividends on Class A and Class B shares does not result in the Fund's dividends or distributions constituting "preferential dividends" under the Internal Revenue Code of 1986. The Class B shares so converted will no longer be subject to the higher expenses borne by Class B shares. The conversion will be effected at the relative net asset values per share of the two Classes.

   CDSC SCHEDULE FOR SHARES OF THE EQUITY TRUST, SMALLCAP OPPORTUNITIES FUND,
         GROWTH OPPORTUNITIES FUND, AND MAYFLOWER TRUST PURCHASED BEFORE
                                NOVEMBER 1, 1999

     Effective November 1, 1999, the above listed Funds adopted a new CDSC schedule, as set forth in the prospectus. Class B shares of those Funds purchased before November 1, 1999 are subject to the following contingent sales deferred change schedule:

       YEARS AFTER YOU                                 CDSC AS A PERCENTAGE
      BOUGHT THE SHARES                                 OF AMOUNT REDEEMED
      -----------------                                 ------------------
           1st Year                                            5.00%
           2nd Year                                            4.00%
           3rd Year                                            3.00%
           4th Year                                            2.00%
           5th Year                                            2.00%
        After 5 Years                                           ---


DEALER COMMISSIONS AND OTHER INCENTIVES

     In connection with the sale of shares of the Funds, the Distributor may pay Authorized Dealers of record a sales commission as a percentage of the purchase price. In connection with the sale of Class A and Class M shares, the Distributor will reallow to Authorized Dealers of record from the sales charge on such sales the following amounts:

                                  EQUITY FUNDS

                          DEALERS' REALLOWANCE AS A PERCENTAGE OF OFFERING PRICE
                          ------------------------------------------------------
AMOUNT OF TRANSACTION           CLASS A                           CLASS M
---------------------           -------                           -------
Less than $50,000                5.00%                             3.00%
$50,000 - $99,999                3.75%                             2.00%
$100,000 - $249,999              2.75%                             1.00%
$250,000 - $499,000              2.00%                             1.00%
$500,000 - $999,999              1.75%                             None
$1,000,000 and over            See below                           None

                                  INCOME FUNDS

                          DEALERS' REALLOWANCE AS A PERCENTAGE OF OFFERING PRICE
                          ------------------------------------------------------
AMOUNT OF TRANSACTION           CLASS A                           CLASS M
---------------------           -------                           -------
Less than $50,000                4.25%                             3.00%
$50,000 - $99,999                4.00%                             2.00%
$100,000 - $249,999              3.00%                             1.25%
$250,000 - $499,000              2.25%                             1.00%
$500,000 - $999,999              1.75%                             None
$1,000,000 and over            See below                           None

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     The  Distributor  may  pay to  Authorized  Dealers  out of its  own  assets commissions on shares sold in Classes A, B and C, at net asset value, which at the time of investment would have been subject to the imposition of a contingent deferred sales charge ("CDSC") if redeemed. There is no sales charge on purchases of $1,000,000 or more of Class A shares. However, such purchases may be subject to a CDSC, as disclosed in the Prospectus. The Distributor will pay Authorized Dealers of record commissions at the rates shown in the table below for purchases of Class A shares that are subject to a CDSC:

                                     DEALER COMMISSION AS A PERCENTAGE OF
AMOUNT OF TRANSACTION                           AMOUNT INVESTED
---------------------                           ---------------
$1,000,000 to $2,499,000                             1.00%
$2,500,000 to $4,999,999                             0.50%
$5,000,000 and over                                  0.25%

     Also, the Distributor will pay out of its own assets a commission of 1% of the amount invested for purchases of Class A shares of less than $1 million by qualified employer retirement plans with 50 or more participants.

     The Distributor will pay out of its own assets a commission of 4% of the amount invested for purchases of Class B shares subject to a CDSC. For purchases of Class C shares subject to a CDSC, the Distributor may pay out of its own assets a commission of 1% of the amount invested of each Fund other than Strategic Income Fund and 0.75% of the amount invested of Strategic Income Fund.

     The Distributor may, from time to time, at its discretion, allow a selling dealer to retain 100% of a sales charge, and such dealer may therefore be deemed an "underwriter" under the Securities Act of 1933, as amended. The Distributor, at its expense, may also provide additional promotional incentives to dealers. The incentives may include payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and members of their families to locations within or outside of the United States, merchandise or other items. For more information on incentives, see "Management of the Funds -- 12b-1 Plans" in this Statement of Additional Information.

                          DETERMINATION OF SHARE PRICE

     As noted in the Prospectus, the net asset value and offering price of each class of each Fund's shares will be determined once daily as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. New York time) during each day on which that Exchange is open for trading. As of the date of this Statement of Additional Information, the New York Stock Exchange is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

     Portfolio securities listed or traded on a national securities exchange or included in the NASDAQ National Market System will be valued at the last reported sale price on the valuation day. Securities traded on an exchange or NASDAQ for which there has been no sale that day and other securities traded in the over-the-counter market will be valued at the mean between the last reported bid and asked prices on the valuation day. Portfolio securities underlying traded call options written by the High Yield Fund will be valued at their market price as determined above; however, the current market value of the option written by the High Yield Fund will be subtracted from net asset value. In cases in which securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market. Short-term obligations maturing in less than 60 days will generally be valued at amortized cost. This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or

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lower than the price a Fund would  receive if it sold the  instrument.  See "How
Net Asset Value is Determined" in the Prospectus. The mortgage securities held in a Fund's portfolio will be valued at the mean between the most recent bid and asked prices as obtained from one or more dealers that make markets in the securities when over-the counter market quotations are readily available. Securities for which quotations are not readily available and all other assets will be valued at their respective fair values as determined in good faith by or under the direction of the Board of Directors of the Company. Any assets or liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the day of valuation.

     The value of the foreign securities traded on exchanges outside the United States is based upon the price on the exchange as of the close of business of the exchange preceding the time of valuation (or, if earlier, at the time of a Fund's valuation). Quotations of foreign securities in foreign currency are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time net asset value is computed. The calculation of net asset value of a Fund may not take place contemporaneously with the determination of the prices of certain portfolio securities of foreign issuers used in such calculation. Further, the prices of foreign securities are determined using information derived from pricing services and other sources. Information that becomes known to a Fund or its agents after the time that net asset value is calculated on any business day may be assessed in determining net asset value per share after the time of receipt of the information, but will not be used to retroactively adjust the price of the security so determined earlier or on a prior day. Events affecting the values of portfolio securities that occur between the time their prices are determined and the time when the Fund's net asset value is determined may not be reflected in the calculation of net asset value. If events materially affecting the value of such securities occur during such period, then these securities may be valued at fair value as determined by the management and approved in good faith by the Board of Directors.

     In computing a class of a Fund's net asset value, all class-specific liabilities incurred or accrued are deducted from the class' net assets. The resulting net assets are divided by the number of shares of the class outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share.

     The per share net asset value of Class A shares generally will be higher than the per share net asset value of shares of the other classes, reflecting daily expense accruals of the higher distribution fees applicable to Class B and Class C. It is expected, however, that the per share net asset value of the classes will tend to converge immediately after the payment of dividends or distributions that will differ by approximately the amount of the expense accrual differentials between the classes.

     Orders received by dealers prior to the close of regular trading on the New York Stock Exchange will be confirmed at the offering price computed as of the close of regular trading on the Exchange provided the order is received by the Distributor prior to its close of business that same day (normally 4:00 P.M. Pacific time). It is the responsibility of the dealer to insure that all orders are transmitted timely to the Fund. Orders received by dealers after the close of regular trading on the New York Stock Exchange will be confirmed at the next computed offering price as described in the Prospectus.

                             SHAREHOLDER INFORMATION

     Certificates representing shares of a particular Fund will not normally be issued to shareholders. The Transfer Agent will maintain an account for each shareholder upon which the registration and transfer of shares are recorded, and any transfers shall be reflected by bookkeeping entry, without physical delivery.

     The Transfer Agent will require that a shareholder provide requests in writing, accompanied by a valid signature guarantee form, when changing certain information in an account (i.e., wiring instructions, telephone privileges, etc.).

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
     Each Company reserves the right, if conditions exist that make cash payments undesirable, to honor any request for redemption or repurchase order with respect to shares of a Fund by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value (redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting theses securities to cash. Each Company has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which a Fund is obligated to redeem shares with respect to any one shareholder during any 90-day period solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

                       SHAREHOLDER SERVICES AND PRIVILEGES

     As discussed in the Prospectus, the Funds provide a Pre-Authorized Investment Program for the convenience of investors who wish to purchase shares of a Fund on a regular basis. Such a Program may be started with an initial investment ($1,000 minimum) and subsequent voluntary purchases ($100 minimum) with no obligation to continue. The Program may be terminated without penalty at any time by the investor or the Funds. The minimum investment requirements may be waived by the Fund for purchases made pursuant to (i) employer-administered payroll deduction plans, (ii) profit-sharing, pension, or individual or any employee retirement plans, or (iii) purchases made in connection with plans providing for periodic investments in Fund shares.

     For investors purchasing shares of a Fund under a tax-qualified individual retirement or pension plan or under a group plan through a person designated for the collection and remittance of monies to be invested in shares of a Fund on a periodic basis, the Fund may, in lieu of furnishing confirmations following each purchase of Fund shares, send statements no less frequently than quarterly pursuant to the provisions of the Securities Exchange Act of 1934, as amended, and the rules thereunder. Such quarterly statements, which would be sent to the investor or to the person designated by the group for distribution to its members, will be made within five business days after the end of each quarterly period and shall reflect all transactions in the investor's account during the preceding quarter.

     All shareholders will receive a confirmation of each new transaction in their accounts, which will also show the total number of Fund shares owned by each shareholder, the number of shares being held in safekeeping by the Fund's Transfer Agent for the account of the shareholder and a cumulative record of the account for the entire year. Shareholders may rely on these statements in lieu of certificates. Certificates representing shares of a fund will not be issued unless the shareholder requests them in writing.

SELF-EMPLOYED AND CORPORATE RETIREMENT PLANS

     For self-employed individuals and corporate investors that wish to purchase shares of a Fund, there is available through the Fund a Prototype Plan and Custody Agreement. The Custody Agreement provides that State Street Bank & Trust, Kansas City, Missouri, will act as Custodian under the Plan, and will furnish custodial services for an annual maintenance fee of $12.00 for each participant, with no other charges. (This fee is in addition to the normal Custodian charges paid by the Funds.) The annual contract maintenance fee may be waived from time to time. For further details, including the right to appoint a successor Custodian, see the Plan and Custody Agreements as provided by the Company. Employers who wish to use shares of a Fund under a custodianship with another bank or trust company must make individual arrangements with such institution.

INDIVIDUAL RETIREMENT ACCOUNTS

     Investors having earned income are eligible to purchase shares of a Fund under an IRA pursuant to Section 408(a) of the Internal Revenue Code. An individual who creates an IRA may contribute annually certain dollar amounts of earned income, and an additional amount if there is a non-working spouse. Simple IRA plans that employers may establish on behalf of their employees are also available. Roth IRA plans that enable employed and self-employed individuals to make non-deductible contributions, and, under certain circumstances, effect tax-free withdrawals, are also available. Copies of a model Custodial Account Agreement are available from the Distributor. Investors Fiduciary Trust Company, Kansas City, Missouri, will act as the Custodian under this model Agreement, for

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
which it will charge the investor an annual fee of $12.00 for maintaining the Account (such fee is in addition to the normal custodial charges paid by the Funds). Full details on the IRA are contained in an IRS required disclosure statement, and the Custodian will not open an IRA until seven (7) days after the investor has received such statement from the Company. An IRA using shares of a Fund may also be used by employers who have adopted a Simplified Employee Pension Plan.

     Purchases of Fund shares by Section 403(b) and other retirement plans are also available. Section 403(b) plans are arrangements by a public school organization or a charitable, educational, or scientific organization that is described in Section 501(c)(3) of the Internal Revenue Code under which employees are permitted to take advantage of the federal income tax deferral benefits provided for in Section 403(b) of the Code. It is advisable for an investor considering the funding of any retirement plan to consult with an attorney or to obtain advice from a competent retirement plan consultant.

TELEPHONE REDEMPTION AND EXCHANGE PRIVILEGES

     As discussed in the Prospectus, the telephone redemption and exchange privileges are available for all shareholder accounts; however, retirement accounts may not utilize the telephone redemption privilege. The telephone privileges may be modified or terminated at any time. The privileges are subject to the conditions and provisions set forth below and in the Prospectus.

     (1) Telephone redemption and/or exchange instructions received in good order before the pricing of a Fund on any day on which the New York Stock Exchange is open for business (a "Business Day"), but not later than 4:00 p.m. eastern time, will be processed at that day's closing net asset value. For each exchange, the shareholder's account may be charged an exchange fee. There is no fee for telephone redemption; however, redemptions of Class A and Class B shares may be subject to a contingent deferred sales charge (See "Redemption of Shares" in the Prospectus).

     (2) Telephone redemption and/or exchange instructions should be made by dialing 1-800-992-0180 and selecting option 3.

     (3) Pilgrim Funds will not permit exchanges in violation of any of the terms and conditions set forth in the Funds' Prospectus or herein.

     (4) Telephone redemption requests must meet the following conditions to be accepted by Pilgrim Funds:

          (a) Proceeds of the redemption may be directly deposited into a predetermined bank account, or mailed to the current address on the registration. This address cannot reflect any change within the previous thirty (30) days.

          (b)  Certain  account   information  will  need  to  be  provided  for
               verification purposes before the redemption will be executed.

          (c) Only one telephone redemption (where proceeds are being mailed to the address of record) can be processed with in a 30 day period.

          (d) The maximum amount which can be liquidated and sent to the address of record at any one time is $100,000.

          (e) The minimum amount which can be liquidated and sent to a predetermined bank account is $5,000.

     (5) If the exchange involves the establishment of a new account, the dollar amount being exchanged must at least equal the minimum investment requirement of the Pilgrim Fund being acquired.

     (6) Any new account established through the exchange privilege will have the same account information and options except as stated in the Prospectus.

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
     (7) Certificated shares cannot be redeemed or exchanged by telephone but must be forwarded to Pilgrim at P.O. Box 419368, Kansas City, MO 64141 and deposited into your account before any transaction may be processed.

     (8) If a portion of the shares to be exchanged are held in escrow in connection with a Letter of Intent, the smallest number of full shares of the Pilgrim Fund to be purchased on the exchange having the same aggregate net asset value as the shares being exchanged shall be substituted in the escrow account. Shares held in escrow may not be redeemed until the Letter of Intent has expired and/or the appropriate adjustments have been made to the account.

     (9) Shares may not be exchanged and/or redeemed unless an exchange and/or redemption privilege is offered pursuant to the Funds' then-current prospectus.

     (10) Proceeds of a redemption may be delayed up to 15 days or longer until the check used to purchase the shares being redeemed has been paid by the bank upon which it was drawn.

SYSTEMATIC WITHDRAWAL PLAN

     You may elect to make periodic withdrawals from your account in any fixed amount in excess of $100 ($1,000 in the case of Class Q) to yourself, or to anyone else you properly designate, as long as the account has a current value of at least $10,000 ($250,000 in the case of Class Q). To establish a systematic cash withdrawal, complete the Systematic Withdrawal Plan section of the Account Application. To have funds deposited to your bank account, follow the instructions on the Account Application. You may elect to have monthly, quarterly, semi-annual or annual payments. Redemptions are normally processed on the fifth day prior to the end of the month, quarter or year. Checks are then mailed or proceeds are forwarded to your bank account on or about the first of the following month. You may change the amount, frequency and payee, or terminate the plan by giving written notice to the Transfer Agent. A Systematic Withdrawal Plan may be modified at any time by the Fund or terminated upon written notice by the relevant Fund.

     During the withdrawal period, you may purchase additional shares for deposit to your account, subject to any applicable sales charge, if the additional purchases are equal to at least one year's scheduled withdrawals, or $1,200 ($12,000 in the case of Class Q), whichever is greater. There are no separate charges to you under this Plan, although a CDSC may apply if you purchased Class A, B or C shares. Shareholders who elect to have a systematic cash withdrawal must have all dividends and capital gains reinvested. As shares of a Fund are redeemed under the Plan, you may realize a capital gain or loss for income tax purposes.

                                  DISTRIBUTIONS

     As noted in the Prospectus, shareholders have the privilege of reinvesting both income dividends and capital gains distributions, if any, in additional shares of a respective class of a Fund at the then current net asset value, with no sales charge. The Funds' management believes that most investors desire to take advantage of this privilege. It has therefore made arrangements with its Transfer Agent to have all income dividends and capital gains distributions that are declared by the Funds automatically reinvested for the account of each shareholder. A shareholder may elect at any time by writing to the Fund or the Transfer Agent to have subsequent dividends and/or distributions paid in cash. In the absence of such an election, each purchase of shares of a class of a Fund is made upon the condition and understanding that the Transfer Agent is automatically appointed the shareholder's agent to receive his dividends and distributions upon all shares registered in his name and to reinvest them in full and fractional shares of the respective class of the Fund at the applicable net asset value in effect at the close of business on the reinvestment date. A shareholder may still at any time after a purchase of Fund shares request that dividends and/or capital gains distributions be paid to him in cash.

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
                               TAX CONSIDERATIONS

     The following discussion summarizes certain U.S. federal tax considerations generally affecting the Funds and its shareholders. This discussion does not provide a detailed explanation of all tax consequences, and shareholders are advised to consult their own tax advisers with respect to the particular federal, state, local and foreign tax consequences to them of an investment in the Funds. This discussion is based on the Internal Revenue Code of 1986, as amended (the "Code"), Treasury Regulations issued thereunder, and judicial and administrative authorities as in effect on the date of this Statement of Additional Information, all of which are subject to change, which change may be retroactive.

     Each Fund intends to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). To so qualify, each Fund must, among other things: (a) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities and gains from the sale or other disposition of foreign currencies, or other income (including gains from options, futures contracts and forward contracts) derived with respect to the Fund's business of investing in stocks, securities or currencies; (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the value of the Fund's total assets is represented by cash and cash items, U.S. Government securities, securities of other regulated investment companies, and other securities, with such other securities limited in respect of any one issuer to an amount not greater in value than 5% of the Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's total assets is invested in the securities (other than U.S. Government securities or securities of other regulated investment companies) of any one issuer or of any two or more issuers that the Fund controls and that are determined to be engaged in the same business or similar or related businesses; and (c) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) each taxable year.

     The U.S. Treasury Department is authorized to issue regulations providing that foreign currency gains that are not directly related to a Fund's principal business of investing in stock or securities (or options and futures with respect to stock or securities) will be excluded from the income which qualifies for purposes of the 90% gross income requirement described above. To date, however, no such regulations have been issued.

     The status of the Funds as regulated investment companies does not involve government supervision of management or of their investment practices or policies. As a regulated investment company, a Fund generally will be relieved of liability for U.S. federal income tax on that portion of its investment company taxable income and net realized capital gains which it distributes to its shareholders. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement also are subject to a nondeductible 4% excise tax. To prevent application of the excise tax, each Fund currently intends to make distributions in accordance with the calendar year distribution requirement.

DISTRIBUTIONS

     Dividends of investment company taxable income (including net short-term capital gains) are taxable to shareholders as ordinary income. Distributions of investment company taxable income may be eligible for the corporate dividends-received deduction to the extent attributable to a Fund's dividend income from U.S. corporations, and if other applicable requirements are met. However, the alternative minimum tax applicable to corporations may reduce the benefit of the dividends-received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) designated by a Fund as capital gain dividends are not eligible for the dividends-received deduction and will generally be taxable to shareholders as long-term capital gains, regardless of the length of time the Fund's shares have been held by a shareholder, and are not eligible for the dividends-received deduction. Net capital gains from assets held for one year or less will be taxed as ordinary income. Generally, dividends and distributions are taxable to

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
shareholders, whether received in cash or reinvested in shares of a Fund. Any distributions that are not from a Fund's investment company taxable income or net capital gain may be characterized as a return of capital to shareholders or, in some cases, as capital gain. Shareholders will be notified annually as to the federal tax status of dividends and distributions they receive and any tax withheld thereon.

     Dividends, including capital gain dividends, declared in October, November, or December with a record date in such month and paid during the following January will be treated as having been paid by a Fund and received by shareholders on December 31 of the calendar year in which declared, rather than the calendar year in which the dividends are actually received.

     Distributions by a Fund reduce the net asset value of the Fund shares. Should a distribution reduce the net asset value below a shareholder's cost basis, the distribution nevertheless may be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implication of buying shares just prior to a distribution by a Fund. The price of shares purchased at that time includes the amount of the forthcoming distribution, but the distribution will generally be taxable to them.

ORIGINAL ISSUE DISCOUNT

     Certain debt securities acquired by a Fund may be treated as debt securities that were originally issued at a discount. Original issue discount can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income is actually received by the Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements of the Code.

     Some of the debt securities may be purchased by a Fund at a discount which exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any taxable debt security having market discount generally will be treated as ordinary income to the extent it does not exceed the accrued market discount on such debt security. Generally, market discount accrues on a daily basis for each day the debt security is held by a Fund at a constant rate over the time remaining to the debt security's maturity or, at the election of a Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest.

FOREIGN CURRENCY TRANSACTIONS

     Under the Code, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time a Fund accrues income or other receivable or accrues expenses or other liabilities denominated in a foreign currency and the time a Fund actually collects such receivable or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain financial contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains and losses, may increase or decrease the amount of a Fund's net investment income to be distributed to its shareholders as ordinary income.

PASSIVE FOREIGN INVESTMENT COMPANIES

     A Fund may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. Under the PFIC rules, an "excess distribution" received

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
with respect to PFIC stock is treated as having been realized ratably over the period during which a Fund held the PFIC stock. A Fund itself will be subject to tax on the portion, if any, of the excess distribution that is allocated to that Fund's holding period in prior taxable years (and an interest factor will be added to the tax, as if the tax had actually been payable in such prior taxable years) even though the Fund distributes the corresponding income to shareholders. Excess distributions include any gain from the sale of PFIC stock as well as certain distributions from a PFIC. All excess distributions are taxable as ordinary income.

     A Fund may be able to elect alternative tax treatment with respect to PFIC stock. Under an election that currently may be available, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether any distributions are received from the PFIC. If this election is made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. Alternatively, another election may be available that involves marking to market the Funds' PFIC stock at the end of each taxable year with the result that unrealized gains are treated as though they were realized and are reported as ordinary income; any mark-to-market losses, as well as loss from an actual disposition of PFIC stock, are reported as ordinary loss to the extent of any net mark-to-market gains included in income in prior years.

FOREIGN WITHHOLDING TAXES

     Income received by a Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, that Fund will be eligible and may elect to "pass through" to the Fund's shareholders the amount of foreign income and similar taxes paid by that Fund. Pursuant to this election, a shareholder will be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the foreign taxes paid by a Fund, and will be entitled either to deduct (as an itemized deduction) his pro rata share of foreign income and similar taxes in computing his taxable income or to use it as a foreign tax credit against his U.S. federal income tax liability, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions, but such a shareholder may be eligible to claim the foreign tax credit (see below). Each shareholder will be notified within 60 days after the close of the relevant Fund's taxable year whether the foreign taxes paid by the Fund will "pass through" for that year.

     Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his foreign source taxable income. For this purpose, if the pass-through election is made, the source of a Fund's income flows through to its shareholders. With respect to a Fund, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency denominated debt securities, receivables and payables, will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income (as defined for purposes of the foreign tax credit), including the foreign source passive income passed through by a Fund. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by a Fund. The foreign tax credit limitation rules do not apply to certain electing individual taxpayers who have limited creditable foreign taxes and no foreign source income other than passive investment-type income. The foreign tax credit is eliminated with respect to foreign taxes withheld on dividends if the dividend-paying shares or the shares of the Fund are held by the Fund or the shareholders, as the case may be, for less than 16 days (46 days in the case of preferred shares) during the 30-day period (90-day period for preferred shares) beginning 15 days (45 days for preferred shares) before the shares become ex-dividend. Foreign taxes may not be deducted in computing alternative minimum taxable income and the foreign tax credit can be used to offset only 90% of the alternative minimum tax (as computed under the Code for purposes of this limitation) imposed on corporations and individuals. If a Fund is not eligible to make the election to "pass through" to its shareholders its foreign taxes, the foreign income taxes it pays generally will reduce investment company taxable income and the distributions by a Fund will be treated as United States source income.

OPTIONS AND HEDGING TRANSACTIONS

     The taxation of equity options (including options on narrow-based stock indices) and over-the-counter options on debt securities is governed by Code
Section 1234. Pursuant to Code Section 1234, with respect to a put or call option that is purchased by a Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be short-term or long term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is short-term or long-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

     Certain options and financial contracts in which the Funds may invest are "section 1256 contracts." Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses
("60/40"); however, foreign currency gains or losses (as discussed below) arising from certain section 1256 contracts may be treated as ordinary income or loss. Also, section 1256 contracts held by a Fund at the end of each taxable year (and on certain other dates as prescribed under the Code) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized.

     Generally, the hedging transactions undertaken by a Fund may result in "straddles" for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund. In addition, losses realized by a Fund on positions that are part of the straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to a Fund of hedging transactions are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by a Fund which is taxed as ordinary income when distributed to shareholders.

     A Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character, and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

     Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased as compared to a fund that did not engage in such hedging transactions.

     Notwithstanding any of the foregoing, a Fund may recognize gain (but not loss) from a constructive sale of certain "appreciated financial positions" if the Fund enters into a short sale, notional principal contract, futures or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment are interests (including options, futures and forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment does not apply to certain transactions closed in the 90-day period ending with the 30th day after the close of the Fund's taxable year, if certain conditions are met.

     Requirements relating to each Fund's tax status as a regulated investment company may limit the extent to which a Fund will be able to engage in transactions in options and foreign currency forward contracts.

SHORT SALES AGAINST THE BOX

     If a Fund sells short "against the box," unless certain constructive sale rules (discussed above) apply, it may realize a capital gain or loss upon the closing of the sale. Such gain or loss generally will be long- or short-term depending upon the length of time the Fund held the security which it sold short. In some circumstances, short sales may have the effect of reducing an otherwise applicable holding period of a security in the portfolio. The constructive sale rule, however, alters this treatment by treating certain short sales against the box and other transactions as a constructive sale of the underlying security held by the Fund, thereby requiring current recognition of gain, as described more fully under "Options and Hedging Transactions" above. Similarly, if a Fund enters into a short sale of property that becomes substantially worthless, the Fund will recognize gain at that time as though it had closed the short sale. Future Treasury regulations may apply similar treatment to other transactions with respect to property that becomes substantially worthless.

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
OTHER INVESTMENT COMPANIES

     It is possible that by investing in other investment companies, a Fund may not be able to meet the calendar year distribution requirement and may be subject to federal income and excise tax. The diversification and distribution requirements applicable to each Fund may limit the extent to which each Fund will be able to invest in other investment companies.

SALE OR OTHER DISPOSITION OF SHARES

     Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss depending upon his basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, which generally may be eligible for reduced Federal tax rates, depending on the shareholder's holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent that the shares disposed of are replaced (including replacement through the reinvesting of dividends and capital gain distributions in a Fund) within a period of 61 days beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a Fund's shares held by the shareholder for six months or less will be treated for federal income tax purposes as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder with respect to such shares.

     In some cases, shareholders will not be permitted to take sales charges into account for purposes of determining the amount of gain or loss realized on the disposition of their shares. This prohibition generally applies where (1) the shareholder incurs a sales charge in acquiring the stock of a regulated investment company, (2) the stock is disposed of before the 91st day after the date on which it was acquired, and (3) the shareholder subsequently acquires shares of the same or another regulated investment company and the otherwise applicable sales charge is reduced or eliminated under a "reinvestment right" received upon the initial purchase of shares of stock. In that case, the gain or loss recognized will be determined by excluding from the tax basis of the shares exchanged all or a portion of the sales charge incurred in acquiring those shares. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired shares is reduced as a result of having incurred a sales charge initially. Sales charges affected by this rule are treated as if they were incurred with respect to the stock acquired under the reinvestment right. This provision may be applied to successive acquisitions of stock.

BACKUP WITHHOLDING

     Each Fund generally will be required to withhold federal income tax at a rate of 31% ("backup withholding") from dividends paid, capital gain distributions, and redemption proceeds to shareholders if (1) the shareholder fails to furnish a Fund with the shareholder's correct taxpayer identification number or social security number and to make such certifications as a Fund may require, (2) the IRS notifies the shareholder or a Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he is not subject to backup withholding. Any amounts withheld may be credited against the shareholder's federal income tax liability.

FOREIGN SHAREHOLDERS

     Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends (including distributions of any net short term capital gains) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of the Fund, and distributions of net long term capital gains that are designated as capital gain dividends. If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

     The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign taxes.

OTHER TAXES

     Distributions also may be subject to state, local and foreign taxes. U.S. tax rules applicable to foreign investors may differ significantly from those outlined above. This discussion does not purport to deal with all of the tax consequences applicable to shareholders. Shareholders are advised to consult their own tax advisers for details with respect to the particular tax consequences to them of an investment in a Fund.

PURCHASES IN-KIND OF THE INTERNATIONAL VALUE FUND

     Investors may, subject to the approval of the International Value Fund, the Investment Manager and Brandes, purchase shares of the International Value Fund with liquid securities that are eligible for purchase by the Fund and that have a value that is readily ascertainable. These transactions will be effected only if the Investment Manager or Brandes intends to retain the securities in the Fund as an investment. The Fund reserves the right amend or terminate this practice at any time.

REDEMPTIONS

     The right to redeem shares may be suspended and payment therefor postponed during periods when the New York Stock Exchange is closed, other than customary weekend and holiday closings, or, if permitted by rules of the SEC, during periods when trading on the Exchange is restricted, during any emergency that makes it impracticable for any Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the SEC for the protection of investors. Furthermore, the Transfer Agent will not mail redemption proceeds until checks received for shares purchased have cleared, but payment will be forwarded immediately upon the funds becoming available. Shareholders will be subject to the applicable deferred sales charge, if any, for their shares at the time of redemption.

     The contingent deferred sales charge will be waived with respect to Class T shares in the following instances: (i) any partial or complete redemption of shares of a shareholder who dies or becomes disabled, so long as the redemption is requested within one year of death or the initial determination of disability; (ii) any partial or complete redemption in connection with distributions under Individual Retirement Accounts ("IRAs") or other qualified retirement plans in connection with a lump sum or other form of distribution following retirement within the meaning of Section 72(t)(2)(A) (iv) or (v) of the Code, disability or death, or after attaining the age of 59 1/2 in the case of an IRA, Keogh Plan or custodial account pursuant to Section 403(b)(7) of the Code, or on any redemption that results from a tax free return of an excess contribution pursuant to Section 408(d)(4) or (5) of the Code or Section 4979(f) of the Code; (iii) redemptions effected pursuant to the Funds' right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than $500; (iv) redemptions effected by (A) employees of The Advest Group, Inc. ("AGI") and its subsidiaries, (B) IRAs, Keogh plans and employee benefit plans for those employees, and (C) spouses and minor children of those employees, so long as orders for shares are placed on behalf of the spouses or children by the employees; (v) redemptions effected by accounts managed by investment advisory subsidiaries of AGI registered under the Investment Advisers Act of 1940; and (vi) redemptions in connection with exchanges of Fund Class T shares, including shares of the Class T account of the Money Market Portfolio.

EXCHANGES

     The following conditions must be met for all exchanges among the Funds and the Money Market Portfolio: (i) the shares that will be acquired in the exchange (the "Acquired Shares") are available for sale in the shareholder's state of residence; (ii) the Acquired shares will be registered to the same shareholder account as the shares to be surrendered (the "Exchanged Shares"); (iii) the Exchanged Shares must have been held in the shareholder's account for at least

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30 days prior to the exchange;  (iv) except for exchanges  into the Money Market
Portfolio, the account value of the Fund whose shares are to be acquired must equal or exceed the minimum initial investment amount required by that Fund after the exchange is implemented; and (v) a properly executed exchange request has been received by the Transfer Agent.

     Each Fund reserves the right to delay the actual purchase of the Acquired Shares for up to five business days if it determines that it would be disadvantaged by an immediate transfer of proceeds from the redemption of Exchanged Shares. Normally, however, the redemption of Exchanged Shares and the purchase of Acquired Shares will take place on the day that the exchange request is received in proper form. Each Fund reserves the right to terminate or modify its exchange privileges at any time upon prominent notice to shareholders. Such notice will be given at least 60 days in advance. It is the policy of Pilgrim to discourage and prevent frequent trading by shareholders among the Funds in response to market fluctuations. Accordingly, in order to maintain a stable asset base in each Fund and to reduce administrative expenses borne by each Fund, Pilgrim reserves the right to reject any exchange request.

CONVERSION FEATURE

     Class B and Class T shares of each Fund will automatically convert to Class A shares without a sales charge at the relative net asset values of each of the classes after eight years from the acquisition of the Class B or Class T shares, and as a result, will thereafter be subject to the lower distribution fee (but same service fee) under the Class A Rule 12b-1 plan for each Fund.

                         CALCULATION OF PERFORMANCE DATA

     Each Fund may, from time to time, include "total return" in advertisements or reports to shareholders or prospective investors. Quotations of average annual total return will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Fund over periods of 1, 5 and 10 years (up to the life of the Fund), calculated pursuant to the following formula which is prescribed by the SEC:

                                         n
                                 P(1 + T)  = ERV

Where:
              P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and
            ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period.

     All total return figures assume that all dividends are reinvested when paid.

     From time to time, a Fund may advertise its average annual total return over various periods of time. These total return figures show the average percentage change in value of an investment in the Fund from the beginning date of the measuring period. These figures reflect changes in the price of the Fund's shares and assume that any income dividends and/or capital gains distributions made by the Fund during the period were reinvested in shares of the Fund. Figures will be given for one, five and ten year periods (if applicable) and may be given for other periods as well (such as from commencement of the Fund's operations, or on a year-by-year basis).

     Prior to October 17, 1997, the Bank and Thrift Fund operated as a closed-end investment company. Upon conversion of the Fund to an open-end investment company on October 17, 1997, all outstanding shares of Common Stock of the Fund were designated as Class A shares. Performance information for the period prior to October 17, 1997 reflects the performance of the Fund as a closed-end fund. Performance information presented by the Fund for all periods is restated to reflect the current maximum front-end sales load payable by the Class A shares of the Fund. Performance information for the period prior to October 17, 1997 has not been adjusted to reflect annual Rule 12b-1 fees of Class A shares plus additional expenses incurred in connection with operating as an open-end investment company. Performance would have been lower if adjusted for these charges and expenses. Performance information for all periods after October 17, 1997 reflects Class A's annual Rule 12b-1 fees and other expenses associated with open-end investment companies.

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
     Government Securities Income Fund earned income and realized capital gains as a result of entering into reverse repurchase agreements during the six-month period from July to December 1992 that caused the Fund to exceed its 10% investment restriction on borrowing. Therefore, the Fund's performance was higher than it would have been had the Fund adhered to its borrowing restriction.

     Current yield for the Money Market Fund will be based on the change in the value of a hypothetical investment (exclusive of capital charges) over a particular seven-day period, less a pro rata share of Fund expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. "Effective yield" for the Money Market Fund assumes that all dividends received during an annual period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

             Effective Yield = [(Base Period Return + 1)(365/7)] - 1

     The current and effective seven-day average yields as of June 30, 2000 for the Money Market Fund were 4.24%,3.48% and 3.48%, respectively, for each class (Class A, Class B and Class C.)

     Quotations of yield for the other Funds will be based on all investment income per share earned during a particular 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

                                        a-b     6
                             Yield = 2[(--- + 1) -1]
                                         cd
where

     a = dividends and interest earned during the period, b = expenses accrued for the period (net of reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and
     d = the maximum offering price per share on the last day of the period.

     Under this formula, interest earned on debt obligations for purposes of "a" above, is calculated by (1) computing the yield to maturity of each obligation held by the Fund based on the market value of the obligation (including actual accrued interest) at the close of business on the last day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest), (2) dividing that figure by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest as referred to above) to determine the interest income on the obligation for each day of the subsequent month that the obligation is in the Fund's portfolio (assuming a month of 30 days) and (3) computing the total of the interest earned on all debt obligations and all dividends accrued on all equity securities during the 30-day or one month period. In computing dividends accrued, dividend income is recognized by accruing 1/360 of the stated dividend rate of a security each day that the security is in the Fund's portfolio. For purposes of "b" above, Rule 12b-1 Plan expenses are included among the expenses accrued for the period. Any amounts representing sales charges will not be included among these expenses; however, the Fund will disclose the maximum sales charge as well as any amount or specific rate of any nonrecurring account charges. Undeclared earned income, computed in accordance with generally accepted accounting principles, may be subtracted from the maximum offering price calculation required pursuant to "d" above.

     A Fund may also from time to time advertise its yield based on a 30-day or 90-day period ended on a date other than the most recent balance sheet included in the Fund's Registration Statement, computed in accordance with the yield formula described above, as adjusted to conform with the differing period for which the yield computation is based. Any quotation of performance stated in terms of yield (whether based on a 30-day or 90-day period) will be given no greater prominence than the information prescribed under SEC rules. In addition, all advertisements containing performance data of any kind will include a legend disclosing that such performance data represents past performance and that the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     A Fund may also publish a distribution rate in sales literature and in investor communications preceded or accompanied by a copy of the current Prospectus. The current distribution rate for a Fund is the annualization of the Fund's distribution per share divided by the maximum offering price per share of a Fund at the respective month-end. The current distribution rate may differ from current yield because the distribution rate may contain items of capital gain and other items of income, while yield reflects only earned net investment income. In each case, the yield, distribution rates and total return figures will reflect all recurring charges against Fund income and will assume the payment of the maximum sales load, including any applicable contingent deferred sales charge.

ADDITIONAL PERFORMANCE QUOTATIONS

     Advertisements of total return will always show a calculation that includes the effect of the maximum sales charge but may also show total return without giving effect to that charge. Because these additional quotations will not reflect the maximum sales charge payable, these performance quotations will be higher than the performance quotations that reflect the maximum sales charge.

     Total returns and yields are based on past results and are not necessarily a prediction of future performance.

PERFORMANCE COMPARISONS

     In reports or other communications to shareholders or in advertising material, a Fund may compare the performance of its Class A, Class B, Class C, Class I, Class M, Class Q, and Class T shares with that of other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc.,
Morningstar, Inc., CDA Technologies, Inc., Value Line, Inc. or similar independent services that monitor the performance of mutual funds or with other appropriate indexes of investment securities. In addition, certain indexes may be used to illustrate historic performance of select asset classes. The performance information may also include evaluations of the Funds published by nationally recognized ranking services and by financial publications that are nationally recognized, such as Business Week, Forbes, Fortune, Institutional Investor, Money and The Wall Street Journal. If a Fund compares its performance to other funds or to relevant indexes, the Fund's performance will be stated in the same terms in which such comparative data and indexes are stated, which is normally total return rather than yield. For these purposes the performance of the Fund, as well as the performance of such investment companies or indexes, may not reflect sales charges, which, if reflected, would reduce performance results. Prior to October 17, 1997, the Bank and Thrift Fund was rated as a closed-end fund, which had a different fee structure. Fee structures are incorporated into certain ratings. If the Fund had been rated using the fee structure of an open-end fund, ratings for those periods may have been different.

     The yield for the various classes of ING Pilgrim fixed income funds for the month ended June 30, 2000 (October 31, 2000 for Mayflower Trust) was as follows:

FUND                                CLASS A       CLASS B       CLASS C        CLASS M       CLASS Q
----                                -------       -------       -------        -------       -------
High Total Return Fund II
High Total Return Fund
High Yield Fund II                   10.81         10.66         10.67           N/A          11.40
Convertible Fund                     1.56           1.01          1.01           N/A           1.76
Strategic Income Fund                7.12           7.09          7.09           N/A           7.56
Balanced Fund                        2.98           2.47          2.47           N/A           2.72
High Yield Fund                      12.43         12.29         12.31          12.14         14.49

     The average annual total returns, including sales charges, for each class of shares of each Fund for the one-, five-, and ten-year periods ended December 31, 2000, if applicable, and for classes that have not been in operation for ten years, the average annual total return from for the period from commencement of operations to December 31, 2000, is as follows:

                               1 Year      5 Year      10 Year     Since Inception    Inception Date
                               ------      ------      -------     ---------------    --------------
Asia-Pacific Equity Fund
    Class A                                                                               9/1/95
    Class B                                                                               9/1/95
    Class M                                                                               9/1/95

LargeCap Leaders Fund
    Class A                                                                               9/1/95
    Class B                                                                               9/1/95
    Class C                                                                               6/17/99
    Class M                                                                               9/1/95
    Class Q                                                                               4/4/00

MidCap Value Fund
    Class A                                                                               9/1/95
    Class B                                                                               9/1/95
    Class C                                                                               6/2/99
    Class M                                                                               9/1/95
    Class Q                                                                               1/3/00

MagnaCap Fund
    Class A                                                                               8/30/73
    Class B                                                                               7/17/95
    Class C                                                                               6/17/99
    Class M                                                                               7/17/95
    Class Q                                                                               10/22/99

High Yield Fund
    Class A                                                                               7/1/74
    Class B                                                                               7/17/95
    Class C                                                                               5/27/99
    Class M                                                                               7/17/95
    Class Q                                                                               6/17/99

Bank and Thrift Fund
    Class A                                                                               1/24/86
    Class B                                                                               10/20/97

                               1 Year      5 Year      10 Year     Since Inception    Inception Date
                               ------      ------      -------     ---------------    --------------
Government Securities Income Fund(1)
    Class A                                                                             1/1/85
    Class B                                                                             7/17/95
    Class C                                                                             6/11/99
    Class M                                                                             7/17/95
    Class Q                                                                             4/5/00
    Class T                                                                             3/31/00

International Core Growth Fund
    Class A                                                                             2/28/97
    Class B                                                                             2/28/97
    Class C                                                                             2/28/97
    Class Q                                                                             2/28/97

Worldwide Growth Fund
    Class A                                                                             4/19/93
    Class B                                                                             5/31/95
    Class C                                                                             4/19/93
    Class Q                                                                             8/31/95

International SmallCap Growth Fund
    Class A                                                                             8/31/94
    Class B                                                                             5/31/95
    Class C                                                                             8/31/94
    Class Q                                                                             8/31/95

Emerging Countries Fund
    Class A                                                                            11/28/94
    Class B                                                                             5/31/95
    Class C                                                                            11/28/94
    Class Q                                                                             8/31/95

LargeCap Growth Fund
    Class A                                                                             7/21/97
    Class B                                                                             7/21/97
    Class C                                                                             7/21/97
    Class Q                                                                             7/21/97

MidCap Growth Fund
    Class A                                                                             4/19/93
    Class B                                                                             5/31/95
    Class C                                                                             4/19/93
    Class Q                                                                             6/30/94

SmallCap Growth Fund
    Class A                                                                            12/27/93
    Class B                                                                             5/31/95
    Class C                                                                            12/27/93
    Class Q                                                                             8/31/95

                               1 Year      5 Year      10 Year     Since Inception    Inception Date
                               ------      ------      -------     ---------------    --------------
Convertible Fund
    Class A                                                                              4/19/93
    Class B                                                                              5/31/95
    Class C                                                                              4/19/93
    Class Q                                                                              8/31/95

Balanced Fund
    Class A                                                                              4/19/93
    Class B                                                                              5/31/95
    Class C                                                                              4/19/93
    Class Q                                                                              8/31/95
    Class T                                                                              3/31/00

High Yield Fund II
    Class A                                                                              3/27/98
    Class B                                                                              3/27/98
    Class C                                                                              3/27/98
    Class Q                                                                              3/27/98
    Class T                                                                              3/31/00

Strategic Income Fund
    Class A                                                                              7/27/98
    Class B                                                                              7/27/98
    Class C                                                                              7/27/98
    Class Q                                                                              7/27/98

Growth + Value Fund
    Class A                                                                             11/18/96
    Class B                                                                             11/18/96
    Class C                                                                             11/18/96
    Class Q

International Value Fund
    Class A                                                                              3/06/95
    Class B                                                                              4/18/97
    Class C                                                                              3/06/95
    Class Q

Emerging Markets Value Fund
    Class A                                                                              1/1/98
    Class B                                                                              1/1/98
    Class C                                                                              1/1/98

Research Enhanced Index Fund
    Class A                                                                             12/30/98
    Class B                                                                             12/30/98
    Class C                                                                             12/30/98
    Class I                                                                             12/30/98
    Class Q

                               1 Year      5 Year      10 Year     Since Inception    Inception Date
                               ------      ------      -------     ---------------    --------------
High Total Return Fund
    Class A                                                                              11/8/93
    Class B                                                                              2/9/94
    Class C                                                                              3/21/94

High Total Return Fund II
    Class A                                                                              1/31/97
    Class B                                                                              1/31/97
    Class C                                                                              1/31/97

SmallCap Opportunities Fund
    Class A                                                                              6/5/95
    Class B                                                                              6/5/95
    Class C                                                                              6/5/95
    Class T                                                                              2/3/86
    Class I                                                                              4/1/99

MidCap Opportunities Fund
    Class A                                                                              8/20/98
    Class B                                                                              8/20/98
    Class C                                                                              8/20/98
    Class I                                                                              8/20/98

Growth Opportunities Fund
    Class A                                                                              6/5/95
    Class B                                                                              6/5/95
    Class C                                                                              6/5/95
    Class T                                                                              2/3/86
    Class I                                                                              3/31/97

Money Market Fund
    Class A
    Class B
    Class C

----------
(1) Government Securities Income Fund earned income and realized capital gains as a result of entering into reverse repurchase agreements during the six-month period from July to December 1992 that caused the Fund to exceed its 10% investment restriction on borrowing. Therefore, the Fund's performance was higher than it would have been had the Fund adhered to its borrowing restriction.

     Reports and promotional literature may also contain the following information: (i) a description of the gross national or domestic product and populations,  including  but not  limited  to age  characteristics,  of  various countries and regions in which a Fund may invest, as compiled by various organizations, and projections of such information; (ii) the performance of worldwide equity and debt markets; (iii) the capitalization of U.S. and foreign stock markets prepared or published by the International Finance Corporation, Morgan Stanley Capital International or a similar financial organization; (iv) the geographic distribution of a Fund's portfolio; (v) the major industries located in various jurisdictions; (vi) the number of shareholders in the Funds or other Pilgrim Funds and the dollar amount of the assets under management;
(vii) descriptions of investing methods such as dollar-cost averaging, best day/worst day scenarios, etc.; (viii) comparisons of the average price to earnings ratio, price to book ratio, price to cash flow and relative currency valuations of the Funds and individual stocks in a Fund's portfolio, appropriate indices and descriptions of such comparisons; (ix) quotes from the Sub-Adviser of a Fund or other industry specialists; (x) lists or statistics of certain of a Fund's holdings including, but not limited to, portfolio composition, sector weightings, portfolio turnover rate, number of holdings, average market capitalization, and modern portfolio theory statistics; (xi) NASDAQ symbols for each class of shares of each Fund; and descriptions of the benefits of working with investment professionals in selecting investments.

     In addition, reports and promotional literature may contain information concerning the Investment Manager, the Sub-Advisers, Pilgrim Capital, Pilgrim Group, Inc. or affiliates of the Company, the Investment Manager, the Sub-Advisers, Pilgrim Capital or Pilgrim Group, Inc. including: (i) performance rankings of other funds managed by the Investment Manager or a Sub-Adviser, or the individuals employed by the Investment Manager or a Sub-Adviser who exercise responsibility for the day-to-day management of a Fund, including rankings of mutual funds published by Lipper Analytical Services, Inc., Morningstar, Inc., CDA Technologies, Inc., or other rating services, companies, publications or other persons who rank mutual funds or other investment products on overall performance or other criteria; (ii) lists of clients, the number of clients, or assets under management; (iii) information regarding the acquisition of the Pilgrim Funds by Pilgrim Capital; (iv) the past performance of Pilgrim Capital and Pilgrim Group, Inc.; (v) the past performance of other funds managed by the Investment Manager; and (vi) information regarding rights offerings conducted by closed-end funds managed by the Investment Manager.

                               GENERAL INFORMATION

CAPITALIZATION AND VOTING RIGHTS

     The authorized capital stock of the Advisory Funds consists of 1,000,000,000 shares having par value of $.01 per share. The authorized capital stock of Pilgrim Investment Funds, Inc. consists of 500,000,000 shares of $.10 par value each, of which 200,000,000 shares are classified as shares of MagnaCap Fund, 200,000,000 shares are classified as shares of the High Yield Fund, and 100,000,000 are not classified. The authorized capital stock of the Bank and Thrift Fund, Inc. consists of 100,000,000 shares of common stock having a par value of $0.00/per share. Holders of shares of the Advisory Funds and Bank and Thrift Fund have one vote for each share held, and a proportionate fraction of a vote for each fraction of a share held. The authorized capital stock of the Government Securities Income Fund, Inc. consists of 50,000,000 shares. The authorized capital of the Pilgrim Mutual Funds, Equity Trust, SmallCap Opportunities Fund, Growth Opportunities Fund, and Mayflower Trust, is in each case an unlimited number of shares of beneficial interest. All shares when issued are fully paid, non-assessable, and redeemable. Shares have no preemptive rights. All shares have equal voting, dividend and liquidation rights. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors/Trustees can elect 100% of the Directors/Trustees if they choose to do so, and in such event the holders of the remaining shares voting for the election of Directors/Trustees will not be able to elect any person or persons to the Board of Directors/Trustees. Generally, there will not be annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Directors/Trustees unless and until such time as less than a majority of the Directors/Trustees holding office have been elected by shareholders, at which time the Directors/Trustees then in office will call a shareholders' meeting for the election of Directors/Trustees. Shareholders may, in accordance with a Fund's charter, cause a meeting, of shareholders to be held for the purpose of voting on the removal of Directors/Trustees. Meetings of the shareholders will be called upon written request of shareholders holding in the aggregate not less than 10% of the outstanding shares of the affected Fund or class having voting rights. Except as set forth above and subject to the 1940 Act, the Directors/Trustees will continue to hold office and appoint successor Directors/Trustees.

     The Board of Directors/Trustees may classify or reclassify any unissued shares into shares of any series by setting or changing in any one or more respects, from time to time, prior to the issuance of such shares, the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends or qualifications of such shares. Any such classification or reclassification will comply with the provisions of the 1940 Act. The Board of Directors/Trustees may create additional series (or classes of series) of shares without shareholder approval. Any series or class of shares may be terminated by a vote of the shareholders of such series or class entitled to vote or by the Directors/Trustees of the Company by written notice to shareholders of such series or class. Shareholders may remove Directors/Trustees from office by votes cast at a meeting of shareholders or by written consent.

CUSTODIAN

     The cash and securities owned by the Asia-Pacific Equity, International Value, Emerging Markets Value, International Core Growth, Worldwide Growth, International SmallCap Growth and Emerging Countries Funds are held by Brown Brothers Harriman, 40 Water Street, Boston, Massachusetts 02109-3661, as Custodian, which takes no part in the decisions relating to the purchase or sale of a Fund's portfolio securities.

     The cash and securities owned by the Growth + Value, High Total Return I, High Total Return II, Research Enhanced Index, LargeCap Growth, MidCap Growth, SmallCap Growth, Convertible, Balanced, High Yield, MidCap Value, LargeCap Leaders, Strategic, Money Market, MagnaCap, High Yield II, Government Securities and Bank and Thrift Funds are held by State Street, 801 Pennsylvania, Kansas City, Missouri 64105, as Custodian, which takes no part in the decisions relating to the purchase or sale of a Fund's portfolio securities.

LEGAL COUNSEL

     Legal matters for each Company are passed upon by Dechert, 1775 Eye Street, N.W., Washington, D.C. 20006.

INDEPENDENT AUDITORS

     PricewaterhouseCoopers LLP acts as independent auditors for Asia-Pacific Equity, International Value, Emerging Markets Value, International Core Growth, Worldwide Growth, International SmallCap Growth and Emerging Countries Funds for the fiscal year ending October 31.

     PricewaterhouseCoopers LLP acts as independent auditors for High Total Return, High Total Return II, High Yield, Strategic Income, Money Market, High Yield II and Government Securities Income Funds for the fiscal year ending March 31.

     KPMG LLP acts as independent auditors for Growth + Value, Research Enhanced Index, LargeCap Growth, MidCap Growth, SmallCap Growth, Convertible, Balanced, MidCap Value, LargeCap Leaders, MagnaCap, and Bank and Thrift Funds for the fiscal year ending May 31.

OTHER INFORMATION

     Each Company is registered with the SEC as an open-end management investment company. Such registration does not involve supervision of the management or policies of the Company by any governmental agency. The Prospectus and this Statement of Additional Information omit certain of the information contained in each Company's Registration Statement filed with the SEC and copies of this information may be obtained from the SEC upon payment of the prescribed fee or examined at the SEC in Washington, D.C. without charge.

     Investors in the Funds will be kept informed of their progress through semi-annual reports showing portfolio composition, statistical data and any other significant data, including financial statement audited by independent certified public accountants.

REPORTS TO SHAREHOLDERS

     The fiscal year of the Funds which comprise the Mayflower Trust ends on October 31. The fiscal year of the Funds which comprise the Bank and Thrift Fund, Advisory Funds, Investment Funds, Pilgrim Mutual Funds, and the Government Securities Income Fund, ends on June 30. The fiscal year of Funds which comprise the Equity Trust, SmallCap Opportunities Fund, and Growth Opportunities Fund, ends on December 31. Each Fund will send financial statements to its shareholders at least semiannually. An annual report containing financial statements audited by the independent accountants will be sent to shareholders each year.

DECLARATION OF TRUST

     The Equity Trust, SmallCap Opportunities Fund, Growth Opportunities Fund, and Mayflower Trust are organized as Massachusetts business trusts. The Declaration of Trust of each of these Funds provides that obligations of the Fund are not binding upon its Trustees, officers, employees and agents individually and that the Trustees, officers, employees and agents will not be liable to the trust or its investors for any action or failure to act, but nothing in the Declaration of Trust protects a Trustee, officer, employee or agent against any liability to the trust or its investors to which the Trustee, officer, employee or agent would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties. The Declaration of Trust also provides that the debts, liabilities, obligations and expenses incurred, contracted for or existing with respect to a designated Fund shall be enforceable against the assets and property of such Fund only, and not against the assets or property of any other Fund or the investors therein.

                              FINANCIAL STATEMENTS

     The financial statements from the Funds' June 30, 2000 Annual Reports (for Advisory Funds, Investment Funds, Bank and Thrift Fund, Government Securities Income Fund, and ING Pilgrim Mutual Funds), and December 31, 2000 Annual Report (which includes SmallCap Opportunities Fund, Growth Opportunities Fund, and Equity Trust), and October 31, 2000 Annual Report (for Mayflower Trust) are incorporated herein by reference. Copies of the Funds' Annual and Semi-Annual Reports may be obtained without charge by contacting ING Pilgrim Funds at 7337
E. Doubletree Ranch Road, Scottsdale, Arizona 85258, (800) 992-0180.

                                     PART C
                                OTHER INFORMATION

ITEM 23. EXHIBITS

    (a)(1) Form of Articles of Incorporation - Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A as filed on August 14, 1998.
       (2) Form of Articles Supplementary designating Pilgrim America Strategic Income Fund - Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A as filed on August 14, 1998.
       (3) Form of Amendment to Articles of Incorporation - Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A as filed on August 14, 1998.
       (4) Form of Certificate of Correction to Articles of Incorporation - Incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A as filed on May 24, 1999.
       (5) Form of Certificate of Correction to Articles Supplementary - Incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A as filed on May 24, 1999.
       (6) Form of Articles Supplementary designating Class C - Incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A as filed on May 24, 1999.
       (7) Form of Articles Supplementary designating Class Q - Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A as filed on January 4, 2000.
       (8) Form of Amendment to Articles of Incorporation - Incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A as filed on November 1, 2000.
       (9) Form of Certificate of Correction to Articles of Incorporation - Incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A as filed on November 1, 2000.

    (b) Form of Amended and Restated Bylaws - Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A as filed on October 30, 1996.

    (c) Specimen security - Incorporated by reference to Pre-effective Amendment No. 1 to the Registration Statement on Form N-1A as filed on June 22, 1995.

    (d) Form of Investment Management Agreement - Incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A as filed on November 1, 2000.

    (e)(1) Form of Underwriting Agreement between the Corporation and Pilgrim Investments, Inc.

       (2) Form of Selling Group Agreement - Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A as filed on August 14, 1998.
       (3) Form of Service Agreement with broker-dealers - Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A as filed on August 14, 1998.

    (f)        Not Applicable

    (g)(1) Form of Custody Agreement - Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A as filed on August 14, 1998.
       (2) Form of Recordkeeping Agreement - Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A as filed on August 14, 1998.

    (h)(1) Form of Shareholder Service Agreement with Pilgrim Group, Inc. - Incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A as filed on May 24, 1999.
       (2) Form of Amended and Restated Expense Limitation Agreement - Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A as filed on January 4, 2000.

    (i) Opinion of Dechert Price & Rhoads - Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A as filed on August 14, 1998.

    (j)(1)(i)  Consents of KPMG LLP - to be filed by amendment.
       (1)(ii) Consent of PricewaterhouseCoopers LLP- to be filed by amendment.
       (2)     Consent of Dechert

    (k)        Not Applicable

    (l) Form of Investment Letter - Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A as filed on August 14, 1998.

    (m)(1) Form of Service and Distribution Plan for Class A Shares - Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A as filed on August 14, 1998.
       (2) Form of Service and Distribution Plan for Class B Shares - Incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A as filed on March 25, 1999.
       (3) Form of Service and Distribution Plan for Class M Shares - Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A as filed on August 14, 1998.

       (4) Form of Service and Distribution Plan for Class C Shares - Incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A as filed on March 25, 1999.
       (5) Form of Service and Distribution Plan for Class Q Shares - Incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A as filed on October 29, 1999.

    (n) Form of Amended and Restated Multiple Class Plan Adopted Pursuant to Rule 18f-3 - Incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A as filed on October 29, 1999.

    (o) Pilgrim Group Funds Code of Ethics - Incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A as filed on November 1, 2000.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     None.

ITEM 25. INDEMNIFICATION

     Section 2-418 of the General Corporation Law of the State of Maryland,
Article VII of the Fund's Articles of Incorporation, Article VI of the Fund's Bylaws, the Investment Management Agreement filed as Exhibit (d)(1), and the Underwriting Agreement filed as Exhibit (e)(1) provide for indemnification.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to directors, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding) is asserted by such a director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISERS

     Information as to the directors and officers of the Investment Manager, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Investment Manager in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-48282) filed under the Investment Advisers Act of 1940 and is incorporated herein by reference thereto.

     Information as to the directors and officers of HSBC Asset Management (Americas) Inc., together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of HSBC Asset Management Americas Inc. in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-25999) filed under the Investment Advisers Act of 1940 and is incorporated herein by reference thereto.

     Information as to the directors and officers of HSBC Asset Management (Hong
Kong) Limited, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of HSBC Asset Management Hong Kong Limited in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-29922) filed under the Investment Advisers Act of 1940 and is incorporated herein by reference thereto.

ITEM 27. PRINCIPAL UNDERWRITERS

     (a) ING Pilgrim Securities, Inc. is the principal underwriter for the Registrant and for Pilgrim Advisory Funds, Inc., Pilgrim Investment Funds, Inc., Pilgrim Bank and Thrift Fund, Inc., Pilgrim Prime Rate Trust, Pilgrim Mutual Funds, Pilgrim Equity Trust, Pilgrim SmallCap Opportunities Fund, Pilgrim Growth Opportunities Fund, Pilgrim Mayflower Trust, Pilgrim Government Securities Income Fund, Pilgrim Global Corporate Leaders Fund, Pilgrim Global Technology Fund, Pilgrim GNMA Income Fund, Pilgrim Growth and Income Fund, Pilgrim International Fund, Pilgrim Silver Fund, Pilgrim SmallCap Asia Growth Fund, Pilgrim Troika Dialog Russia Fund, Pilgrim Worldwide Emerging Markets Fund, Pilgrim Global Income Fund and Lexington Money Market Trust.

     (b) Information as to the directors and officers of the Distributor, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Distributor in the last two years, is included in its application for registration as a broker-dealer on Form BD (File No. 8-48020) filed under the Securities Exchange Act of 1934 and is incorporated herein by reference thereto.

     (c) Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained at the offices of (a) the Registrant, (b) ING Pilgrim Group, Inc., (c) ING Pilgrim Investments, Inc., (d) the Portfolio Managers, (e) the Custodians and (f) the Transfer Agent. The address of each is as follows:

     (a)  Pilgrim Advisory Funds, Inc.
          7337 East Doubletree Ranch Road
          Scottsdale, Arizona 85258

     (b)  ING Pilgrim Investments, Inc.
          7337 East Doubletree Ranch Road
          Scottsdale, Arizona 85258

     (c)  ING Pilgrim Group, Inc.
          7337 East Doubletree Ranch Road
          Scottsdale, Arizona 85258

     (d)  ING Pilgrim Investments, Inc.
          7337 East Doubletree Ranch Road
          Scottsdale, Arizona 85258

     (e)  Investors Fiduciary Trust Company
          801 Pennsylvania
          Kansas City, Missouri 64105

     (f)  Investors Fiduciary Trust Company
          c/o DST Systems, Inc.
          P.O. Box 419368
          Kansas City, Missouri 64141

ITEM 29. MANAGEMENT SERVICES

     None.

ITEM 32. UNDERTAKINGS

     Not applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Registrant has duly caused this Post-Effective Amendment No. 15 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Scottsdale, and State of Arizona on the 22nd day of December, 2000.


                                        PILGRIM ADVISORY FUNDS, INC.


                                        By: /s/ James M. Hennessy
                                            ------------------------------------
                                            James M. Hennessy
                                            Senior Executive Vice President &
                                            Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

         Signature                         Title                     Date
         ---------                         -----                     ----


/s/ John G. Turner                Director and Chairman        December 22, 2000
------------------------------
John G. Turner*


/s/ Robert W. Stallings           Director and President       December 22, 2000
------------------------------    (Chief Executive Officer)
Robert W. Stallings*


/s/ Michael J. Roland             Senior Vice President and    December 22, 2000
------------------------------    Principal Financial Officer
Michael J. Roland*


/s/ Al Burton                     Director                     December 22, 2000
------------------------------
Al Burton*


/s/ Paul S. Doherty               Director                     December 22, 2000
------------------------------
Paul S. Doherty*


/s/ Robert B. Goode               Director                     December 22, 2000
------------------------------
Robert B. Goode*

/s/ Alan L. Gosule                Director                     December 22, 2000
------------------------------
Alan L. Gosule*


/s/ Walter H. May                 Director                     December 22, 2000
------------------------------
Walter H. May*


/s/ Jock Patton                   Director                     December 22, 2000
------------------------------
Jock Patton*


/s/ David W.C. Putnam             Director                     December 22, 2000
------------------------------
David W.C. Putnam*


/s/ John R. Smith                 Director                     December 22, 2000
------------------------------
John R. Smith*


/s/ David W. Wallace              Director                     December 22, 2000
------------------------------
David W. Wallace*


* By: /s/ James M. Hennessy
      ---------------------------------
      James M. Hennessy
      Attorney-in-Fact**

----------
** Powers of Attorney for Michael J. Roland and the Directors were filed as part of Post-Effective Amendment No. 13 to the Registrant's Registration Statement as filed on January 4, 2000 and are incorporated herein by reference.

                                  EXHIBIT LIST


Exhibit Number                          Name of Exhibit
--------------                          ---------------
   (d) Form of Investment Management Agreement between the Trust and Pilgrim Investments, Inc.
   (e)(1) Form of Underwriting Agreement between the Trust and Pilgrim Securities, Inc.
   (j)(2)           Consent of Dechert